UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® U.S. Sustainability Index Fund Fidelity® U.S. Sustainability Index Fund : FITLX

This semi-annual shareholder report contains information about Fidelity® U.S. Sustainability Index Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® U.S. Sustainability Index Fund	$ 6	0.11%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$5,501,763,302
Number of Holdings	259
Portfolio Turnover	2%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.3
Communication Services	13.1
Financials	9.7
Health Care	8.9
Industrials	7.7
Consumer Discretionary	7.6
Consumer Staples	3.8
Materials	2.0
Real Estate	1.9
Energy	1.8
Utilities	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 89.6
Short-Term Investments and Net Other Assets (Liabilities) - 10.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.6
Brazil - 0.2
Netherlands - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.0
Microsoft Corp	7.6
Alphabet Inc Class A	6.1
Alphabet Inc Class C	5.2
Tesla Inc	3.1
Eli Lilly & Co	2.2
Advanced Micro Devices Inc	1.7
Visa Inc Class A	1.6
Johnson & Johnson	1.6
Mastercard Inc Class A	1.3
43.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915792.101    2941-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Total International Index Fund Fidelity® Total International Index Fund : FTIHX

This semi-annual shareholder report contains information about Fidelity® Total International Index Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total International Index Fund	$ 3	0.06%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$23,563,764,015
Number of Holdings	5,074
Portfolio Turnover	3%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	23.3
Information Technology	17.5
Industrials	15.4
Consumer Discretionary	8.1
Materials	7.5
Health Care	6.6
Energy	4.8
Consumer Staples	4.7
Communication Services	4.1
Utilities	3.1
Real Estate	2.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.1
Preferred Stocks - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 14.6
Taiwan - 7.9
Canada - 7.7
United States - 7.1
China - 6.9
United Kingdom - 6.5
Korea (South) - 5.9
Germany - 4.8
Australia - 4.8
Others - 33.8

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.1
Samsung Electronics Co Ltd	1.8
ASML Holding NV	1.4
SK Hynix Inc	1.2
Tencent Holdings Ltd	1.0
HSBC Holdings PLC	0.8
Astrazeneca PLC	0.8
Roche Holding AG	0.8
Alibaba Group Holding Ltd	0.8
Novartis AG	0.6
13.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915790.101    2834-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Series Global ex U.S. Index Fund Fidelity® Series Global ex U.S. Index Fund : FSGEX

This semi-annual shareholder report contains information about Fidelity® Series Global ex U.S. Index Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Global ex U.S. Index Fund	$ 1	0.01%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$70,851,901,410
Number of Holdings	2,077
Portfolio Turnover	12%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	25.0
Information Technology	18.1
Industrials	14.7
Consumer Discretionary	7.8
Health Care	6.7
Materials	6.5
Energy	5.2
Consumer Staples	4.9
Communication Services	4.6
Utilities	3.0
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.1
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 13.4
Taiwan - 8.1
Canada - 8.0
United States - 7.7
China - 7.5
United Kingdom - 6.5
Korea (South) - 6.0
Germany - 5.2
France - 4.9
Others - 32.7

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.7
Samsung Electronics Co Ltd	1.9
ASML Holding NV	1.5
SK Hynix Inc	1.3
Tencent Holdings Ltd	1.1
HSBC Holdings PLC	0.9
Astrazeneca PLC	0.8
Roche Holding AG	0.8
Alibaba Group Holding Ltd	0.8
Novartis AG	0.8
14.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915762.101    2215-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® SAI U.S. Low Volatility Index Fund Fidelity® SAI U.S. Low Volatility Index Fund : FSUVX

This semi-annual shareholder report contains information about Fidelity® SAI U.S. Low Volatility Index Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Low Volatility Index Fund	$ 5	0.11%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$20,635,801,507
Number of Holdings	189
Portfolio Turnover	21%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.5
Health Care	11.7
Financials	10.9
Industrials	10.1
Consumer Discretionary	10.0
Communication Services	8.8
Consumer Staples	6.6
Utilities	4.6
Materials	2.9
Real Estate	2.1
Energy	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.9
Puerto Rico - 0.1

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	6.6
Microsoft Corp	6.3
NVIDIA Corp	5.3
Alphabet Inc Class A	4.1
Visa Inc Class A	3.0
Johnson & Johnson	2.9
Cisco Systems Inc	2.8
UnitedHealth Group Inc	2.5
Procter & Gamble Co/The	2.4
Home Depot Inc/The	2.0
37.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915786.101    2759-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® SAI International Value Index Fund Fidelity® SAI International Value Index Fund : FIWCX

This semi-annual shareholder report contains information about Fidelity® SAI International Value Index Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Value Index Fund	$ 9	0.16%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$12,844,499,501
Number of Holdings	206
Portfolio Turnover	61%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	25.5
Industrials	17.7
Health Care	9.3
Consumer Discretionary	9.2
Materials	8.6
Information Technology	7.7
Energy	5.9
Consumer Staples	5.5
Communication Services	5.4
Real Estate	2.6
Utilities	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 23.9
France - 15.2
United Kingdom - 12.7
Germany - 10.0
Australia - 5.7
United States - 5.6
Sweden - 4.8
Singapore - 3.1
Denmark - 3.0
Others - 16.0

TOP HOLDINGS (% of Fund's net assets)
Novo Nordisk A/S Series B	2.8
TotalEnergies SE	2.7
Mitsubishi Corp	2.4
Rio Tinto PLC	2.3
BNP Paribas SA	2.2
Sanofi SA	2.2
Deutsche Telekom AG	2.2
GSK PLC	2.0
Shell PLC	1.8
Banco Santander SA	1.8
22.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915797.101    3057-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® SAI International Quality Index Fund Fidelity® SAI International Quality Index Fund : FQITX

This semi-annual shareholder report contains information about Fidelity® SAI International Quality Index Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Quality Index Fund	$ 8	0.17%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$1,705,955,610
Number of Holdings	182
Portfolio Turnover	40%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	19.2
Financials	18.6
Health Care	17.1
Consumer Discretionary	15.9
Industrials	15.6
Consumer Staples	6.4
Communication Services	2.8
Materials	1.3
Utilities	0.7
Energy	0.3
Real Estate	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 24.1
United States - 12.2
Switzerland - 11.6
Germany - 7.9
United Kingdom - 7.6
Netherlands - 7.1
France - 6.5
Australia - 4.2
Denmark - 3.1
Others - 15.7

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	4.4
ABB Ltd	3.1
Roche Holding AG	3.0
Novartis AG	3.0
Allianz SE	2.9
Advantest Corp	2.8
Tokyo Electron Ltd	2.7
Novo Nordisk A/S Series B	2.7
SAP SE	2.4
LVMH Moet Hennessy Louis Vuitton SE	2.4
29.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915816.101    6051-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® SAI International Momentum Index Fund Fidelity® SAI International Momentum Index Fund : FITMX

This semi-annual shareholder report contains information about Fidelity® SAI International Momentum Index Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Momentum Index Fund	$ 9	0.18%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$1,157,665,342
Number of Holdings	206
Portfolio Turnover	65%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	25.3
Industrials	22.5
Information Technology	11.3
Health Care	7.8
Materials	7.7
Consumer Discretionary	6.5
Utilities	5.2
Consumer Staples	4.2
Energy	4.0
Real Estate	2.5
Communication Services	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 28.4
United Kingdom - 12.6
Spain - 8.9
Italy - 7.0
Australia - 5.8
Netherlands - 5.8
Germany - 5.2
France - 4.8
Switzerland - 4.8
Others - 16.7

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	4.3
HSBC Holdings PLC	3.2
ABB Ltd	3.0
Siemens Energy AG	3.0
Advantest Corp	2.9
Rolls-Royce Holdings PLC	2.3
Rio Tinto PLC	2.3
Banco Bilbao Vizcaya Argentaria SA	2.2
UniCredit SpA	2.2
Banco Santander SA	2.0
27.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915815.101    6050-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® SAI International Low Volatility Index Fund Fidelity® SAI International Low Volatility Index Fund : FSKLX

This semi-annual shareholder report contains information about Fidelity® SAI International Low Volatility Index Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Low Volatility Index Fund	$ 8	0.16%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$7,364,721,118
Number of Holdings	138
Portfolio Turnover	22%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	21.9
Industrials	15.3
Health Care	13.6
Consumer Staples	10.6
Utilities	8.7
Communication Services	8.4
Consumer Discretionary	5.0
Real Estate	4.3
Materials	4.0
Information Technology	3.7
Energy	2.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 29.4
United Kingdom - 15.9
United States - 12.7
Switzerland - 8.3
Netherlands - 5.3
France - 4.3
Germany - 4.2
Australia - 3.8
Hong Kong - 3.7
Others - 12.4

TOP HOLDINGS (% of Fund's net assets)
Shell PLC	2.3
RELX PLC	2.1
Tokio Marine Holdings Inc	2.0
Astrazeneca PLC	2.0
Novartis AG	2.0
National Grid PLC	1.9
Air Liquide SA	1.9
Zurich Insurance Group AG	1.9
GSK PLC	1.8
Deutsche Boerse AG	1.8
19.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915787.101    2760-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® SAI International Index Fund Fidelity® SAI International Index Fund : FIONX

This semi-annual shareholder report contains information about Fidelity® SAI International Index Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Index Fund	$ 2	0.04%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$8,888,647,972
Number of Holdings	699
Portfolio Turnover	23%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	24.7
Industrials	19.5
Health Care	10.2
Information Technology	9.4
Consumer Discretionary	8.2
Consumer Staples	6.8
Materials	6.1
Utilities	4.0
Energy	3.9
Communication Services	3.7
Real Estate	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.6
Preferred Stocks - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 22.6
United Kingdom - 11.0
United States - 10.8
Germany - 8.9
France - 8.2
Australia - 7.4
Netherlands - 4.9
Switzerland - 4.7
Spain - 3.6
Others - 17.9

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	2.6
HSBC Holdings PLC	1.4
Astrazeneca PLC	1.3
Roche Holding AG	1.3
Novartis AG	1.3
Nestle SA	1.2
Shell PLC	1.2
Siemens AG	1.1
Commonwealth Bank of Australia	1.1
Mitsubishi UFJ Financial Group Inc	1.0
13.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915788.101    2808-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® SAI Emerging Markets Value Index Fund Fidelity® SAI Emerging Markets Value Index Fund : FEMVX

This semi-annual shareholder report contains information about Fidelity® SAI Emerging Markets Value Index Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Emerging Markets Value Index Fund	$ 11	0.19%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$11,549,470,774
Number of Holdings	219
Portfolio Turnover	34%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	34.5
Financials	19.9
Consumer Discretionary	10.1
Industrials	7.6
Communication Services	6.7
Materials	6.3
Energy	4.4
Consumer Staples	3.3
Health Care	2.5
Utilities	2.2
Real Estate	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.5
Preferred Stocks - 2.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Taiwan - 24.2
China - 22.6
Korea (South) - 19.2
India - 9.8
Brazil - 4.7
South Africa - 3.0
Saudi Arabia - 2.5
Mexico - 1.8
Malaysia - 1.5
Others - 10.7

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	12.7
Samsung Electronics Co Ltd	5.0
SK Hynix Inc	4.0
Tencent Holdings Ltd	2.2
China Construction Bank Corp H Shares	1.9
SK Square Co Ltd	1.9
Samsung Electronics Co Ltd non-voting shares	1.8
ASE Technology Holding Co Ltd	1.7
Hon Hai Precision Industry Co Ltd	1.6
Alibaba Group Holding Ltd	1.6
34.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915814.101    6049-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® SAI Emerging Markets Low Volatility Index Fund Fidelity® SAI Emerging Markets Low Volatility Index Fund : FGKPX

This semi-annual shareholder report contains information about Fidelity® SAI Emerging Markets Low Volatility Index Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Emerging Markets Low Volatility Index Fund	$ 11	0.22%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$3,047,401,968
Number of Holdings	173
Portfolio Turnover	33%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	28.4
Financials	25.4
Communication Services	11.2
Consumer Discretionary	7.2
Consumer Staples	7.0
Utilities	6.3
Energy	4.7
Health Care	3.2
Industrials	2.9
Materials	2.7
Real Estate	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.3
Preferred Stocks - 2.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Taiwan - 25.0
China - 22.6
India - 14.2
Korea (South) - 13.0
Saudi Arabia - 7.7
Malaysia - 4.0
United Arab Emirates - 3.9
Kuwait - 1.9
Thailand - 1.6
Others - 6.1

TOP HOLDINGS (% of Fund's net assets)
Accton Technology Corp	2.8
Samsung Electronics Co Ltd non-voting shares	1.9
Samsung Electronics Co Ltd	1.9
China Shenhua Energy Co Ltd H Shares	1.6
Industrial & Commercial Bank of China Ltd H Shares	1.6
Bank of China Ltd H Shares	1.6
Saudi Arabian Oil Co	1.5
China Construction Bank Corp H Shares	1.5
KT&G Corp	1.5
Chunghwa Telecom Co Ltd	1.4
17.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915806.101    3315-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® SAI Emerging Markets Index Fund Fidelity® SAI Emerging Markets Index Fund : FERGX

This semi-annual shareholder report contains information about Fidelity® SAI Emerging Markets Index Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Emerging Markets Index Fund	$ 5	0.10%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$5,139,266,691
Number of Holdings	1,251
Portfolio Turnover	62%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	36.9
Financials	20.0
Consumer Discretionary	9.4
Industrials	7.7
Communication Services	6.6
Materials	6.5
Energy	3.7
Consumer Staples	3.0
Health Care	2.6
Utilities	2.0
Real Estate	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Preferred Stocks - 0.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Taiwan - 25.0
China - 22.7
Korea (South) - 18.7
India - 11.8
Brazil - 4.5
South Africa - 2.7
Saudi Arabia - 2.6
Mexico - 2.0
United Arab Emirates - 1.2
Others - 8.8

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	14.5
Samsung Electronics Co Ltd	6.1
SK Hynix Inc	4.1
Tencent Holdings Ltd	3.3
Alibaba Group Holding Ltd	2.5
Delta Electronics Inc	1.2
MediaTek Inc	1.1
China Construction Bank Corp H Shares	1.0
HDFC Bank Ltd	0.9
Reliance Industries Ltd	0.9
35.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915789.101    2809-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® International Sustainability Index Fund Fidelity® International Sustainability Index Fund : FNIDX

This semi-annual shareholder report contains information about Fidelity® International Sustainability Index Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Sustainability Index Fund	$ 10	0.20%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$788,928,159
Number of Holdings	844
Portfolio Turnover	5%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	23.9
Information Technology	17.9
Industrials	13.6
Consumer Discretionary	8.5
Materials	7.1
Health Care	6.8
Communication Services	6.4
Consumer Staples	4.9
Energy	4.4
Utilities	3.4
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 14.8
Taiwan - 11.5
China - 9.0
Canada - 7.9
United Kingdom - 7.7
France - 6.4
United States - 5.5
Netherlands - 4.2
India - 3.2
Others - 29.8

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.1
ASML Holding NV	3.0
Tencent Holdings Ltd	2.1
HSBC Holdings PLC	1.8
Astrazeneca PLC	1.6
Alibaba Group Holding Ltd	1.6
Novartis AG	1.5
TotalEnergies SE	1.0
Toronto Dominion Bank	1.0
Schneider Electric SE	0.9
23.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915795.101    2988-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Global ex U.S. Index Fund Fidelity® Global ex U.S. Index Fund : FSGGX

This semi-annual shareholder report contains information about Fidelity® Global ex U.S. Index Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Global ex U.S. Index Fund	$ 3	0.05%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$18,828,801,194
Number of Holdings	2,071
Portfolio Turnover	3%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	25.0
Information Technology	18.5
Industrials	14.6
Consumer Discretionary	8.0
Health Care	6.8
Materials	6.5
Energy	5.1
Consumer Staples	4.9
Communication Services	4.6
Utilities	3.1
Real Estate	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.8
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 13.5
Taiwan - 8.1
Canada - 8.0
China - 7.7
United States - 7.0
United Kingdom - 6.5
Korea (South) - 6.1
Germany - 5.3
France - 4.8
Others - 33.0

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.7
Samsung Electronics Co Ltd	1.9
ASML Holding NV	1.5
SK Hynix Inc	1.4
Tencent Holdings Ltd	1.1
HSBC Holdings PLC	0.9
Astrazeneca PLC	0.8
Roche Holding AG	0.8
Alibaba Group Holding Ltd	0.8
Novartis AG	0.8
14.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915767.101    2348-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Flex® International Index Fund Fidelity Flex® International Index Fund : FITFX

This semi-annual shareholder report contains information about Fidelity Flex® International Index Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® International Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$4,075,639,506
Number of Holdings	2,234
Portfolio Turnover	9%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	24.9
Information Technology	18.3
Industrials	15.1
Consumer Discretionary	8.1
Materials	7.1
Health Care	6.6
Consumer Staples	4.9
Energy	4.8
Communication Services	4.1
Utilities	3.3
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Preferred Stocks - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 16.0
Taiwan - 8.3
Canada - 7.8
United States - 6.5
United Kingdom - 6.5
Korea (South) - 6.3
China - 6.2
Germany - 4.8
Australia - 4.8
Others - 32.8

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.4
Samsung Electronics Co Ltd	2.0
ASML Holding NV	1.4
SK Hynix Inc	1.3
Tencent Holdings Ltd	1.0
HSBC Holdings PLC	0.9
Alibaba Group Holding Ltd	0.9
Astrazeneca PLC	0.8
Roche Holding AG	0.8
Novartis AG	0.7
14.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915791.101    2922-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® Emerging Markets Index Fund Fidelity® Emerging Markets Index Fund : FPADX

This semi-annual shareholder report contains information about Fidelity® Emerging Markets Index Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Index Fund	$ 4	0.08%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$14,395,636,378
Number of Holdings	1,277
Portfolio Turnover	5%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	36.7
Financials	20.1
Consumer Discretionary	9.2
Industrials	7.6
Communication Services	6.6
Materials	6.4
Energy	3.7
Consumer Staples	3.0
Health Care	2.7
Utilities	1.9
Real Estate	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Preferred Stocks - 0.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Taiwan - 24.9
China - 22.5
Korea (South) - 18.6
India - 11.7
Brazil - 4.5
South Africa - 2.7
Saudi Arabia - 2.6
Mexico - 1.9
United States - 1.4
Others - 9.2

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	14.4
Samsung Electronics Co Ltd	6.0
SK Hynix Inc	4.1
Tencent Holdings Ltd	3.3
Alibaba Group Holding Ltd	2.5
Delta Electronics Inc	1.2
MediaTek Inc	1.1
China Construction Bank Corp H Shares	1.0
HDFC Bank Ltd	0.9
Reliance Industries Ltd	0.9
35.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915766.101    2344-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Flex® International Focused Index Fund Fidelity Flex® International Focused Index Fund : FXINX

This semi-annual shareholder report contains information about Fidelity Flex® International Focused Index Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® International Focused Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$118,075,151
Number of Holdings	1,150
Portfolio Turnover	90%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	23.7
Information Technology	17.4
Industrials	14.7
Consumer Discretionary	7.7
Materials	6.9
Health Care	6.1
Consumer Staples	4.7
Energy	4.6
Communication Services	4.3
Utilities	2.9
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.1
Preferred Stocks - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 5.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 15.5
United States - 10.2
Taiwan - 7.9
Canada - 7.8
United Kingdom - 6.1
China - 6.0
Korea (South) - 5.9
Germany - 4.7
Australia - 4.5
Others - 31.4

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	4.1
Samsung Electronics Co Ltd	1.8
ASML Holding NV	1.3
SK Hynix Inc	1.3
Tencent Holdings Ltd	0.9
Roche Holding AG	0.8
Alibaba Group Holding Ltd	0.8
HSBC Holdings PLC	0.7
Astrazeneca PLC	0.7
Novartis AG	0.6
13.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918060.100    8966-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity® SAI Emerging Markets Momentum Index Fund Fidelity® SAI Emerging Markets Momentum Index Fund : FFNZX

This semi-annual shareholder report contains information about Fidelity® SAI Emerging Markets Momentum Index Fund for the period November 4, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Emerging Markets Momentum Index Fund A	$ 14	0.25%
A Expenses for the full reporting period would be higher.

Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$563,514,494
Number of Holdings	203
Portfolio TurnoverA	30%
A Amount not annualized
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	38.9
Financials	21.3
Industrials	9.7
Consumer Discretionary	7.9
Materials	7.2
Communication Services	4.7
Energy	3.9
Health Care	1.9
Consumer Staples	1.5
Utilities	1.3
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.2
Preferred Stocks - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Taiwan - 26.7
Korea (South) - 21.8
China - 19.4
India - 7.7
South Africa - 4.5
Brazil - 4.1
United Arab Emirates - 2.0
Greece - 1.7
Poland - 1.7
Others - 10.4

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	13.7
Samsung Electronics Co Ltd	7.0
SK Hynix Inc	5.2
Delta Electronics Inc	2.4
Tencent Holdings Ltd	2.1
SK Square Co Ltd	2.0
Samsung Electronics Co Ltd non-voting shares	1.8
Elite Material Co Ltd	1.8
Alibaba Group Holding Ltd	1.8
Accton Technology Corp	1.4
39.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9920998.100    9110-TSRS-0626

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Flex® International Focused Index Fund

Semi-Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
The MSCI indexes are the exclusive property of MSCI Inc. ("MSCI"). MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Fidelity. The financial products referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such financial products or any index on which such financial products are based. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Flex® International Focused Index Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 94.1%
	Shares	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Vista Energy SAB de CV ADR (a)	214	15,904
AUSTRALIA - 4.5%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
CAR Group Ltd	3,299	60,857
REA Group Ltd	18	2,228
SEEK Ltd	3,143	31,551
TOTAL COMMUNICATION SERVICES		94,636
Consumer Discretionary - 0.2%
Broadline Retail - 0.1%
Wesfarmers Ltd	1,815	96,417
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	4,114	141,544
Specialty Retail - 0.0%
JB Hi-Fi Ltd	798	44,566
TOTAL CONSUMER DISCRETIONARY		282,527
Consumer Staples - 0.1%
Beverages - 0.0%
Treasury Wine Estates Ltd	1,203	3,781
Consumer Staples Distribution & Retail - 0.1%
Coles Group Ltd	8,841	140,909
Metcash Ltd	9,131	17,980
Woolworths Group Ltd	570	14,153
		173,042
TOTAL CONSUMER STAPLES		176,823
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Santos Ltd	23,100	133,088
Whitehaven Coal Ltd	4,917	30,046
Woodside Energy Group Ltd	2,419	57,833
TOTAL ENERGY		220,967
Financials - 1.6%
Banks - 1.2%
ANZ Group Holdings Ltd	11,754	312,204
Commonwealth Bank of Australia	4,229	532,671
National Australia Bank Ltd	6,316	182,707
Westpac Banking Corp	12,659	354,157
		1,381,739
Capital Markets - 0.1%
HUB24 Ltd	454	27,781
Macquarie Group Ltd	508	87,270
		115,051
Insurance - 0.3%
Insurance Australia Group Ltd	20,619	112,128
Medibank Pvt Ltd	24,006	81,628
QBE Insurance Group Ltd	9,467	153,346
		347,102
TOTAL FINANCIALS		1,843,892
Health Care - 0.2%
Biotechnology - 0.0%
CSL Ltd	644	58,128
Health Care Providers & Services - 0.2%
EBOS Group Ltd	1,745	22,112
Sigma Healthcare Ltd	50,330	101,752
Sonic Healthcare Ltd	4,310	61,670
		185,534
Health Care Technology - 0.0%
Pro Medicus Ltd	454	44,559
TOTAL HEALTH CARE		288,221
Industrials - 0.3%
Commercial Services & Supplies - 0.2%
Brambles Ltd	8,702	142,443
Passenger Airlines - 0.0%
Qantas Airways Ltd	5,802	35,476
Professional Services - 0.1%
ALS Ltd	4,425	69,096
Trading Companies & Distributors - 0.0%
SGH Ltd	1,739	49,253
Transportation Infrastructure - 0.0%
Transurban Group unit	1,181	11,968
TOTAL INDUSTRIALS		308,236
Information Technology - 0.1%
IT Services - 0.0%
NEXTDC Ltd (a)	3,575	37,108
Nextdc Ltd rights 4/21/2026 (a)	662	734
		37,842
Software - 0.1%
Technology One Ltd	2,656	54,729
TOTAL INFORMATION TECHNOLOGY		92,571
Materials - 1.4%
Chemicals - 0.0%
Orica Ltd	4,067	62,032
Metals & Mining - 1.4%
BHP Group Ltd	12,686	502,104
BlueScope Steel Ltd	3,819	83,021
Glencore PLC	37,709	293,068
Northern Star Resources Ltd	9,087	139,288
Ramelius Resources Ltd	10,705	26,569
Rio Tinto Ltd	1,732	212,152
Rio Tinto PLC	2,301	231,795
South32 Ltd	37,349	110,686
		1,598,683
TOTAL MATERIALS		1,660,715
Real Estate - 0.2%
Diversified REITs - 0.0%
GPT Group/The unit	15,885	54,785
Industrial REITs - 0.0%
Goodman Group unit	1,774	38,435
Retail REITs - 0.2%
Scentre Group unit	45,481	122,216
Vicinity Ltd unit	34,085	61,983
		184,199
TOTAL REAL ESTATE		277,419
Utilities - 0.1%
Gas Utilities - 0.1%
Apa Group unit	11,469	85,676
Multi-Utilities - 0.0%
AGL Energy Ltd	430	2,978
TOTAL UTILITIES		88,654
TOTAL AUSTRALIA		5,334,661
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	422	29,791
Financials - 0.2%
Banks - 0.2%
BAWAG Group AG (b)(c)	671	114,742
Erste Group Bank AG	248	27,403
		142,145
Insurance - 0.0%
UNIQA Insurance Group AG	837	16,012
Vienna Insurance Group AG Wiener Versicherung Gruppe	303	22,760
		38,772
TOTAL FINANCIALS		180,917
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
DO & Co AG	63	12,792
Machinery - 0.0%
ANDRITZ AG	92	7,806
TOTAL INDUSTRIALS		20,598
Materials - 0.0%
Construction Materials - 0.0%
Wienerberger AG	821	23,742
Paper & Forest Products - 0.0%
Mondi PLC	1,296	13,371
TOTAL MATERIALS		37,113
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	241	18,145
TOTAL AUSTRIA		286,564
BELGIUM - 0.6%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	58	11,953
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	2,487	187,922
Food Products - 0.0%
Lotus Bakeries NV	4	48,167
TOTAL CONSUMER STAPLES		236,089
Financials - 0.1%
Banks - 0.0%
KBC Group NV	136	18,076
Financial Services - 0.0%
Sofina SA	126	32,238
Insurance - 0.1%
Ageas SA/NV	1,533	120,007
TOTAL FINANCIALS		170,321
Health Care - 0.2%
Pharmaceuticals - 0.2%
Financiere de Tubize SA	56	12,862
UCB SA (a)	594	161,182
TOTAL HEALTH CARE		174,044
Industrials - 0.0%
Construction & Engineering - 0.0%
Ackermans & van Haaren NV	63	20,718
Electrical Equipment - 0.0%
Cenergy Holdings SA (Greece) (a)	277	7,750
TOTAL INDUSTRIALS		28,468
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	534	35,316
Real Estate - 0.0%
Industrial REITs - 0.0%
Warehouses De Pauw CVA	1,297	34,098
Warehouses De Pauw CVA rights (a)(d)	1,297	1,872
TOTAL REAL ESTATE		35,970
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	143	23,731
TOTAL BELGIUM		715,892
BRAZIL - 1.5%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	5,600	29,121
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Cosan SA (a)	6,500	6,616
Ultrapar Participacoes SA	6,000	36,278
TOTAL CONSUMER DISCRETIONARY		42,894
Consumer Staples - 0.0%
Food Products - 0.0%
MBRF Global Foods Co SA	6,300	22,176
Personal Care Products - 0.0%
Natura Cosmeticos SA (a)	5,200	10,700
TOTAL CONSUMER STAPLES		32,876
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleo Brasileiro SA - Petrobras	18,300	202,262
Petroleo Brasileiro SA - Petrobras (PN)	4,600	45,593
PRIO SA/Brazil (a)	2,300	30,846
TOTAL ENERGY		278,701
Financials - 0.6%
Banks - 0.4%
Banco do Brasil SA	24,800	111,234
Itau Unibanco Holding SA	24,611	214,659
NU Holdings Ltd/Cayman Islands Class A (a)	5,871	85,012
		410,905
Capital Markets - 0.2%
B3 SA - Brasil Bolsa Balcao	36,400	132,536
XP Inc depository receipt	3,099	59,004
		191,540
TOTAL FINANCIALS		602,445
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Rede D'Or Sao Luiz SA (b)(c)	1,600	12,398
Pharmaceuticals - 0.0%
Hypera SA	3,467	15,774
TOTAL HEALTH CARE		28,172
Industrials - 0.1%
Aerospace & Defense - 0.1%
Embraer SA	6,100	94,904
Ground Transportation - 0.0%
Rumo SA	7,200	22,871
TOTAL INDUSTRIALS		117,775
Information Technology - 0.0%
Software - 0.0%
TOTVS SA	1,400	9,008
Materials - 0.4%
Chemicals - 0.1%
Yara International ASA	1,168	67,952
Containers & Packaging - 0.0%
Klabin SA unit	8,644	30,513
Metals & Mining - 0.3%
Vale SA	7,500	122,955
Wheaton Precious Metals Corp	767	96,884
		219,839
Paper & Forest Products - 0.0%
Suzano SA	5,900	52,235
TOTAL MATERIALS		370,539
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Multiplan Empreendimentos Imobiliarios SA	1,800	11,530
Utilities - 0.2%
Electric Utilities - 0.2%
Axia Energia SA	5,600	70,173
Axia Energia SA Series B	2,100	29,114
Axia Energia SA Series C	825	9,988
Cia Paranaense de Energia - Copel	16,100	51,696
		160,971
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (a)	6,500	35,546
TOTAL UTILITIES		196,517
TOTAL BRAZIL		1,719,578
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd	892	49,051
CANADA - 7.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
BCE Inc	2,682	63,735
Quebecor Inc Class B	839	35,318
TOTAL COMMUNICATION SERVICES		99,053
Consumer Discretionary - 0.3%
Broadline Retail - 0.0%
Canadian Tire Corp Ltd Class A	190	26,424
Dollarama Inc	180	23,004
		49,428
Hotels, Restaurants & Leisure - 0.2%
Restaurant Brands International Inc	2,013	162,436
Textiles, Apparel & Luxury Goods - 0.1%
Gildan Activewear Inc	1,619	100,476
TOTAL CONSUMER DISCRETIONARY		312,340
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	830	49,103
Empire Co Ltd Class A	273	9,345
George Weston Ltd	1,357	97,933
Loblaw Cos Ltd	3,270	150,747
TOTAL CONSUMER STAPLES		307,128
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Cameco Corp	585	71,913
Canadian Natural Resources Ltd	7,674	366,314
Cenovus Energy Inc	6,862	200,755
Enbridge Inc	4,930	273,439
Imperial Oil Ltd	1,021	136,770
Keyera Corp	1,921	74,218
Suncor Energy Inc	2,294	157,195
TC Energy Corp	4,239	284,233
Whitecap Resources Inc	10,579	124,844
TOTAL ENERGY		1,689,681
Financials - 2.9%
Banks - 2.0%
Bank of Montreal	1,501	228,562
Bank of Nova Scotia/The	4,661	362,627
Canadian Imperial Bank of Commerce	1,913	213,460
National Bank of Canada	1,699	256,460
Royal Bank of Canada	3,599	647,310
Toronto Dominion Bank	5,677	611,562
		2,319,981
Capital Markets - 0.4%
Brookfield Corp Class A	8,261	373,109
TMX Group Ltd	1,342	54,733
		427,842
Insurance - 0.5%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	105	181,706
Great-West Lifeco Inc	2,285	122,093
Intact Financial Corp	86	16,571
Manulife Financial Corp	2,698	106,085
Power Corp of Canada Subordinate Voting Shares	3,090	172,386
Sun Life Financial Inc	407	29,325
		628,166
TOTAL FINANCIALS		3,375,989
Industrials - 0.8%
Aerospace & Defense - 0.1%
CAE Inc (a)	2,806	73,334
Construction & Engineering - 0.2%
Stantec Inc	994	90,783
WSP Global Inc	865	143,918
		234,701
Ground Transportation - 0.3%
Canadian National Railway Co	2,322	260,807
Canadian Pacific Kansas City Ltd	1,640	142,636
		403,443
Professional Services - 0.1%
Thomson Reuters Corp	1,164	111,348
Trading Companies & Distributors - 0.1%
Finning International Inc	885	64,814
TOTAL INDUSTRIALS		887,640
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (a)	72	29,560
IT Services - 0.4%
CGI Inc Class A	1,602	104,858
Shopify Inc Class A (a)	2,925	355,044
		459,902
Software - 0.2%
Constellation Software Inc/Canada	101	183,946
Open Text Corp	1,517	34,386
		218,332
TOTAL INFORMATION TECHNOLOGY		707,794
Materials - 1.1%
Chemicals - 0.1%
Nutrien Ltd	2,413	183,415
Metals & Mining - 1.0%
Agnico Eagle Mines Ltd/CA	1,096	206,097
Barrick Mining Corp	6,658	261,595
Equinox Gold Corp	6,849	95,700
First Majestic Silver Corp	4,040	79,628
Franco-Nevada Corp	856	197,485
Hudbay Minerals Inc	3,459	80,010
Kinross Gold Corp	1,125	34,080
Lundin Gold Inc	779	52,354
Pan American Silver Corp	2,586	135,321
		1,142,270
TOTAL MATERIALS		1,325,685
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares	284	29,689
Utilities - 0.3%
Electric Utilities - 0.1%
Emera Inc	2,325	124,042
Fortis Inc/Canada	132	7,549
		131,591
Gas Utilities - 0.1%
AltaGas Ltd	2,714	101,719
Multi-Utilities - 0.1%
Algonquin Power & Utilities Corp	4,254	26,682
Canadian Utilities Ltd Class A	1,131	40,374
		67,056
TOTAL UTILITIES		300,366
TOTAL CANADA		9,035,365
CHILE - 0.4%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	150	909
Specialty Retail - 0.0%
Empresas Copec SA	3,154	22,093
TOTAL CONSUMER DISCRETIONARY		23,002
Consumer Staples - 0.0%
Beverages - 0.0%
Embotelladora Andina SA Class B	3,072	14,319
Financials - 0.1%
Banks - 0.1%
Banco de Credito e Inversiones SA	22	1,487
Banco Itau Chile SA	584	11,942
Banco Santander Chile	541,637	43,310
TOTAL FINANCIALS		56,739
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Quinenco SA (a)	2,632	12,870
Passenger Airlines - 0.0%
Latam Airlines Group SA	402,962	9,584
TOTAL INDUSTRIALS		22,454
Materials - 0.3%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B (a)	311	28,602
Metals & Mining - 0.3%
Antofagasta PLC	2,632	127,126
Lundin Mining Corp	4,951	127,060
		254,186
Paper & Forest Products - 0.0%
Empresas Cmpc SA	9,300	11,535
TOTAL MATERIALS		294,323
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Parque Arauco SA	4,246	18,969
Parque Arauco SA rights 6/2/2026 (a)	355	0
TOTAL REAL ESTATE		18,969
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Chile SA	166,909	14,988
TOTAL CHILE		444,794
CHINA - 6.0%
Communication Services - 1.2%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (b)(c)	40,500	57,393
Entertainment - 0.2%
China Ruyi Holdings Ltd (a)	20,000	3,741
Kingsoft Corp Ltd	1,400	4,136
Netease Inc	8,300	194,296
		202,173
Interactive Media & Services - 1.0%
Baidu Inc A Shares (a)	1,050	16,581
Kuaishou Technology B Shares (b)(c)	21,100	117,460
Tencent Holdings Ltd	16,500	1,002,082
		1,136,123
TOTAL COMMUNICATION SERVICES		1,395,689
Consumer Discretionary - 2.1%
Automobile Components - 0.0%
Minth Group Ltd	1,300	5,685
Automobiles - 0.4%
BYD Co Ltd H Shares	16,400	218,156
Geely Automobile Holdings Ltd	43,000	127,889
Great Wall Motor Co Ltd H Shares	20,500	31,007
NIO Inc A Shares (a)	16,030	103,434
		480,486
Broadline Retail - 1.3%
Alibaba Group Holding Ltd	50,700	835,587
JD.com Inc A Shares	3,100	46,965
PDD Holdings Inc Class A ADR (a)	3,012	300,839
Prosus NV Class N	3,871	187,407
		1,370,798
Hotels, Restaurants & Leisure - 0.2%
Meituan B Shares (a)(b)(c)	8,900	95,756
Trip.com Group Ltd (a)	3,300	178,197
		273,953
Specialty Retail - 0.1%
Chow Tai Fook Jewellery Group Ltd	6,400	8,773
Pop Mart International Group Ltd (b)(c)	5,800	118,053
		126,826
Textiles, Apparel & Luxury Goods - 0.1%
Laopu Gold Co Ltd H Shares	400	28,560
Li Ning Co Ltd	20,000	52,069
Shenzhou International Group Holdings Ltd	7,000	42,668
		123,297
TOTAL CONSUMER DISCRETIONARY		2,381,045
Consumer Staples - 0.1%
Beverages - 0.0%
Tsingtao Brewery Co Ltd H Shares	6,000	41,482
Consumer Staples Distribution & Retail - 0.1%
JD Health International Inc (a)(b)(c)	8,950	52,894
Food Products - 0.0%
Wilmar International Ltd	7,700	21,963
TOTAL CONSUMER STAPLES		116,339
Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	4,000	4,830
Oil, Gas & Consumable Fuels - 0.2%
China Shenhua Energy Co Ltd H Shares	22,500	139,768
COSCO SHIPPING Energy Transportation Co Ltd H Shares	12,000	28,095
PetroChina Co Ltd H Shares	6,000	9,255
Yankuang Energy Group Co Ltd H Shares	28,000	58,748
		235,866
TOTAL ENERGY		240,696
Financials - 1.1%
Banks - 0.8%
Agricultural Bank of China Ltd H Shares	196,000	152,899
Bank of China Ltd H Shares	125,000	81,170
Bank of Communications Co Ltd H Shares	145,000	132,629
China Construction Bank Corp H Shares	216,000	243,821
Industrial & Commercial Bank of China Ltd H Shares	318,000	286,503
		897,022
Capital Markets - 0.0%
CITIC Securities Co Ltd H Shares	1,000	3,550
Insurance - 0.3%
China Pacific Insurance Group Co Ltd H Shares	22,600	98,657
New China Life Insurance Co Ltd H Shares	8,500	55,822
People's Insurance Co Group of China Ltd/The H Shares	76,000	52,000
Ping An Insurance Group Co of China Ltd H Shares	28,500	231,651
		438,130
TOTAL FINANCIALS		1,338,702
Health Care - 0.3%
Biotechnology - 0.2%
3SBio Inc (b)(c)	16,000	47,858
Akeso Inc (a)(b)(c)	6,000	105,252
Innovent Biologics Inc (a)(b)(c)	11,000	128,452
		281,562
Pharmaceuticals - 0.1%
Sino Biopharmaceutical Ltd	87,000	60,557
TOTAL HEALTH CARE		342,119
Industrials - 0.3%
Air Freight & Logistics - 0.2%
J&T Global Express Ltd B Shares (a)	51,200	64,110
ZTO Express Cayman Inc A Shares	3,600	91,220
		155,330
Electrical Equipment - 0.0%
Contemporary Amperex Technology Co Ltd H Shares	600	47,422
Ground Transportation - 0.1%
Full Truck Alliance Co Ltd ADR	7,203	62,306
Machinery - 0.0%
Airtac International Group	1,000	46,838
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd H Shares	20,000	36,810
TOTAL INDUSTRIALS		348,706
Information Technology - 0.3%
Communications Equipment - 0.0%
BYD Electronic International Co Ltd	2,000	6,835
IT Services - 0.0%
GDS Holdings Ltd A Shares (a)	9,000	47,498
Semiconductors & Semiconductor Equipment - 0.1%
GCL Technology Holdings Ltd (a)	213,000	24,642
Hua Hong Semiconductor Ltd (a)(b)(c)	6,000	88,384
		113,026
Software - 0.1%
Horizon Robotics A Shares (a)	94,200	88,634
Kingdee International Software Group Co Ltd (a)	26,000	28,765
		117,399
Technology Hardware, Storage & Peripherals - 0.1%
Xiaomi Corp B Shares (a)(b)(c)	31,800	119,320
TOTAL INFORMATION TECHNOLOGY		404,078
Materials - 0.2%
Metals & Mining - 0.2%
China Gold International Resources Corp Ltd	2,100	45,109
China Hongqiao Group Ltd	26,000	110,059
MMG Ltd (a)	36,000	38,840
Shandong Gold Mining Co Ltd H Shares (b)(c)	2,250	8,242
Zhaojin Mining Industry Co Ltd H Shares	14,500	53,277
Zijin Mining Group Co Ltd H Shares	2,000	9,288
TOTAL MATERIALS		264,815
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
China Resources Mixc Lifestyle Services Ltd (b)(c)	2,200	13,287
KE Holdings Inc A Shares	16,900	93,839
Longfor Group Holdings Ltd (b)(c)	30	31
TOTAL REAL ESTATE		107,157
Utilities - 0.1%
Gas Utilities - 0.0%
China Gas Holdings Ltd	200	185
Kunlun Energy Co Ltd	34,000	32,720
		32,905
Independent Power and Renewable Electricity Producers - 0.1%
China Resources Power Holdings Co Ltd	20,000	49,320
Water Utilities - 0.0%
Guangdong Investment Ltd	24,000	25,215
TOTAL UTILITIES		107,440
TOTAL CHINA		7,046,786
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	2,012	41,717
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	1,268	9,806
TOTAL COLOMBIA		51,523
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Moneta Money Bank AS (b)(c)	1,952	17,183
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	468	26,963
TOTAL CZECH REPUBLIC		44,146
DENMARK - 0.9%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	228	17,324
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	262	35,478
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	719	36,960
Jyske Bank A/S	354	49,260
		86,220
Insurance - 0.0%
Tryg A/S	2,771	66,498
TOTAL FINANCIALS		152,718
Health Care - 0.4%
Biotechnology - 0.1%
Genmab A/S (a)	463	122,592
Health Care Equipment & Supplies - 0.0%
Coloplast AS Series B	960	59,303
Pharmaceuticals - 0.3%
Novo Nordisk A/S Series B	7,200	306,259
TOTAL HEALTH CARE		488,154
Industrials - 0.3%
Air Freight & Logistics - 0.1%
DSV A/S	264	64,620
Commercial Services & Supplies - 0.0%
ISS A/S	653	23,957
Electrical Equipment - 0.2%
NKT A/S (a)	468	68,982
Vestas Wind Systems A/S	5,543	170,445
		239,427
TOTAL INDUSTRIALS		328,004
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	1,001	61,507
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (a)(b)(c)	1,344	35,958
TOTAL DENMARK		1,119,143
EGYPT - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Egypt Co	1,371	2,391
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	3,262	2,422
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	4,466	11,244
Capital Markets - 0.0%
EFG Holding S.A.E. (a)	12,251	6,377
Financial Services - 0.0%
Fawry for Banking & Payment Technology Services SAE (a)	19,176	6,820
TOTAL FINANCIALS		24,441
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	2,740	4,809
TOTAL EGYPT		34,063
FINLAND - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	417	20,232
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	791	19,458
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	1,246	42,950
Financials - 0.2%
Banks - 0.1%
Nordea Bank Abp (Sweden)	5,718	106,585
Insurance - 0.1%
Sampo Oyj A Shares	14,386	149,489
TOTAL FINANCIALS		256,074
Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	315	25,398
Industrials - 0.2%
Machinery - 0.2%
Konecranes Oyj A Shares	1,845	60,501
Valmet Oyj	124	3,233
Wartsila OYJ Abp	3,363	141,105
TOTAL INDUSTRIALS		204,839
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj	15,687	195,249
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	5,348	59,377
UPM-Kymmene Oyj	198	5,919
TOTAL MATERIALS		65,296
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	1,277	32,133
TOTAL FINLAND		861,629
FRANCE - 4.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Orange SA	1,652	34,399
Media - 0.2%
Publicis Groupe SA	1,571	146,790
TOTAL COMMUNICATION SERVICES		181,189
Consumer Discretionary - 0.6%
Automobiles - 0.0%
Renault SA	1,187	41,698
Textiles, Apparel & Luxury Goods - 0.6%
Hermes International SCA	140	267,834
Kering SA	452	124,351
LVMH Moet Hennessy Louis Vuitton SE	600	317,872
		710,057
TOTAL CONSUMER DISCRETIONARY		751,755
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	3,932	78,221
Food Products - 0.2%
Danone SA	2,816	220,628
Personal Care Products - 0.2%
L'Oreal SA	485	208,363
TOTAL CONSUMER STAPLES		507,212
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
TotalEnergies SE	5,899	548,953
Financials - 0.6%
Banks - 0.4%
BNP Paribas SA	2,119	222,541
Credit Agricole SA	7,179	140,221
Societe Generale SA Series A	997	80,258
		443,020
Insurance - 0.2%
AXA SA	6,419	309,430
TOTAL FINANCIALS		752,450
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
EssilorLuxottica SA	1,184	250,617
Industrials - 1.3%
Aerospace & Defense - 0.7%
Airbus SE	2,184	450,253
Safran SA	761	244,367
Thales SA	19	5,220
		699,840
Building Products - 0.2%
Cie de Saint-Gobain SA	2,236	204,862
Construction & Engineering - 0.4%
Bouygues SA	1,233	72,760
Eiffage SA	624	100,333
Vinci SA	1,945	294,128
		467,221
Electrical Equipment - 0.0%
Legrand SA	292	52,316
TOTAL INDUSTRIALS		1,424,239
Information Technology - 0.1%
Software - 0.1%
Dassault Systemes SE	4,489	101,153
Materials - 0.3%
Chemicals - 0.3%
Air Liquide SA	1,681	361,651
Real Estate - 0.0%
Retail REITs - 0.0%
Unibail-Rodamco-Westfield unit	355	42,956
Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	3,104	102,259
Veolia Environnement SA	3,909	165,309
TOTAL UTILITIES		267,568
TOTAL FRANCE		5,189,743
GERMANY - 4.5%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Deutsche Telekom AG	9,106	294,130
Interactive Media & Services - 0.0%
Scout24 SE (b)(c)	641	53,414
TOTAL COMMUNICATION SERVICES		347,544
Consumer Discretionary - 0.2%
Automobiles - 0.0%
Mercedes-Benz Group AG	871	50,770
Textiles, Apparel & Luxury Goods - 0.2%
Adidas AG	998	172,712
TOTAL CONSUMER DISCRETIONARY		223,482
Consumer Staples - 0.1%
Household Products - 0.0%
Henkel AG & Co KGaA	135	9,308
Personal Care Products - 0.1%
Beiersdorf AG	790	65,491
TOTAL CONSUMER STAPLES		74,799
Financials - 1.0%
Banks - 0.0%
Commerzbank AG	865	35,745
Capital Markets - 0.3%
Deutsche Bank AG	3,084	95,918
Deutsche Boerse AG	807	247,586
		343,504
Insurance - 0.7%
Allianz SE	929	424,305
Hannover Rueck SE	419	126,677
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	500	299,750
		850,732
TOTAL FINANCIALS		1,229,981
Health Care - 0.3%
Biotechnology - 0.1%
BioNTech SE ADR (a)	801	82,863
Health Care Equipment & Supplies - 0.1%
Siemens Healthineers AG (b)(c)	2,557	104,848
Health Care Providers & Services - 0.1%
Fresenius SE & Co KGaA	2,676	129,598
Pharmaceuticals - 0.0%
Bayer AG	1,233	55,062
TOTAL HEALTH CARE		372,371
Industrials - 1.4%
Aerospace & Defense - 0.2%
MTU Aero Engines AG	359	122,736
Rheinmetall AG	93	147,985
		270,721
Air Freight & Logistics - 0.2%
Deutsche Post AG	4,070	241,002
Electrical Equipment - 0.5%
Siemens Energy AG	2,530	536,203
Industrial Conglomerates - 0.5%
Siemens AG	1,837	545,886
Trading Companies & Distributors - 0.0%
Brenntag SE	1,048	76,357
TOTAL INDUSTRIALS		1,670,169
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.3%
Infineon Technologies AG	5,416	364,255
Software - 0.4%
SAP SE	2,526	424,098
TOTAL INFORMATION TECHNOLOGY		788,353
Materials - 0.2%
Chemicals - 0.1%
BASF SE	1,316	84,404
Symrise AG	386	34,146
		118,550
Construction Materials - 0.1%
Heidelberg Materials AG	726	160,187
TOTAL MATERIALS		278,737
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	659	46,135
Vonovia SE	1,305	35,161
TOTAL REAL ESTATE		81,296
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
RWE AG	3,054	222,370
Multi-Utilities - 0.0%
E.ON SE	3,074	68,151
TOTAL UTILITIES		290,521
TOTAL GERMANY		5,357,253
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	521	11,110
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
JUMBO SA	625	17,047
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Motor Oil Hellas Corinth Refineries SA	188	8,385
Financials - 0.2%
Banks - 0.2%
Alpha Bank SA	8,277	33,218
Eurobank SA	22,562	97,446
TOTAL FINANCIALS		130,664
Industrials - 0.0%
Construction & Engineering - 0.0%
GEK TERNA SA	613	29,397
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	504	10,653
TOTAL GREECE		207,256
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	282	23,936
HONG KONG - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
PCCW Ltd	38,000	29,370
Consumer Staples - 0.1%
Food Products - 0.1%
WH Group Ltd (b)(c)	68,500	83,779
Financials - 0.5%
Capital Markets - 0.3%
Futu Holdings Ltd Class A ADR	529	81,736
Hong Kong Exchanges & Clearing Ltd	5,100	271,640
		353,376
Insurance - 0.2%
AIA Group Ltd	23,800	261,295
Prudential PLC	2,142	32,279
Prudential PLC rights (a)(d)	914	173
		293,747
TOTAL FINANCIALS		647,123
Industrials - 0.2%
Ground Transportation - 0.1%
MTR Corp Ltd	14,000	59,824
Machinery - 0.1%
Techtronic Industries Co Ltd	9,500	137,748
TOTAL INDUSTRIALS		197,572
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASMPT Ltd	900	18,852
Real Estate - 0.2%
Real Estate Management & Development - 0.1%
Henderson Land Development Co Ltd	12,000	47,432
Hongkong Land Holdings Ltd (Singapore)	8,600	67,992
Swire Properties Ltd	4,800	15,337
		130,761
Retail REITs - 0.1%
Link REIT	22,700	114,301
TOTAL REAL ESTATE		245,062
Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	3,000	25,256
Power Assets Holdings Ltd	12,000	99,169
TOTAL UTILITIES		124,425
TOTAL HONG KONG		1,346,183
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	1,332	17,755
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	716	95,992
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	407	17,143
TOTAL HUNGARY		130,890
INDIA - 2.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd (a)	11,725	50,827
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	6,595	131,839
TOTAL COMMUNICATION SERVICES		182,666
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Samvardhana Motherson International Ltd	36,054	46,372
Automobiles - 0.0%
Mahindra & Mahindra Ltd	189	6,198
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (a)	41,221	108,165
Specialty Retail - 0.1%
Trent Ltd	1,586	69,632
Textiles, Apparel & Luxury Goods - 0.1%
Titan Co Ltd	2,979	138,305
TOTAL CONSUMER DISCRETIONARY		368,672
Consumer Staples - 0.0%
Beverages - 0.0%
Varun Beverages Ltd	4,587	24,986
Tobacco - 0.0%
ITC Ltd	26,209	87,268
TOTAL CONSUMER STAPLES		112,254
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Bharat Petroleum Corp Ltd	17,391	55,378
Indian Oil Corp Ltd	10,640	16,018
Oil & Natural Gas Corp Ltd	36,222	114,833
Reliance Industries Ltd	14,418	218,678
TOTAL ENERGY		404,907
Financials - 0.9%
Banks - 0.7%
Axis Bank Ltd	661	8,865
Federal Bank Ltd	15,877	48,277
HDFC Bank Ltd	23,418	191,545
ICICI Bank Ltd	21,297	285,782
IndusInd Bank Ltd (a)	3,152	30,606
State Bank of India	12,413	140,409
		705,484
Consumer Finance - 0.1%
Bajaj Finance Ltd	16,918	168,047
Financial Services - 0.1%
Jio Financial Services Ltd	27,131	70,741
Power Finance Corp Ltd	12,658	60,094
		130,835
TOTAL FINANCIALS		1,004,366
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Apollo Hospitals Enterprise Ltd	891	71,925
Max Healthcare Institute Ltd	6,449	67,856
		139,781
Pharmaceuticals - 0.0%
Cipla Ltd/India	923	12,792
TOTAL HEALTH CARE		152,573
Industrials - 0.2%
Aerospace & Defense - 0.2%
Bharat Electronics Ltd	27,541	125,736
Hindustan Aeronautics Ltd (c)	1,632	74,933
		200,669
Electrical Equipment - 0.0%
Suzlon Energy Ltd (a)	19,268	11,359
Machinery - 0.0%
Tata Motors Ltd /new (a)	18,299	79,957
TOTAL INDUSTRIALS		291,985
Information Technology - 0.3%
IT Services - 0.3%
Infosys Ltd	4,641	58,428
Persistent Systems Ltd	438	22,380
Tata Consultancy Services Ltd	5,924	155,466
Tech Mahindra Ltd	5,553	86,805
TOTAL INFORMATION TECHNOLOGY		323,079
Materials - 0.2%
Metals & Mining - 0.2%
Hindalco Industries Ltd	12,174	133,757
Vedanta Aluminium Metal Ltd (e)	10,639	13,566
Vedanta Iron and Steel Ltd (e)	10,639	13,566
Vedanta Ltd	10,639	30,554
TOTAL MATERIALS		191,443
Utilities - 0.2%
Electric Utilities - 0.2%
Power Grid Corp of India Ltd	37,748	127,122
Tata Power Co Ltd/The	5,276	24,829
		151,951
Independent Power and Renewable Electricity Producers - 0.0%
Malco Energy Ltd (e)	10,639	13,566
Talwandi Sabo Power Ltd (e)	10,639	13,567
		27,133
TOTAL UTILITIES		179,084
TOTAL INDIA		3,211,029
INDONESIA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	19,100	3,124
Media - 0.0%
Elang Mahkota Teknologi Tbk PT	281,700	13,461
Wireless Telecommunication Services - 0.0%
Indosat Tbk PT	76,400	8,818
XLSMART Telecom Sejahtera Tbk PT	53,500	9,160
		17,978
TOTAL COMMUNICATION SERVICES		34,563
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (a)	2,685,400	8,385
Consumer Staples - 0.0%
Food Products - 0.0%
Charoen Pokphand Indonesia Tbk PT	64,400	15,038
Indofood CBP Sukses Makmur Tbk PT	12,000	4,707
TOTAL CONSUMER STAPLES		19,745
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adaro Andalan Indonesia PT	25,200	17,022
Alamtri Resources Indonesia Tbk PT	51,400	7,496
Bumi Resources Tbk PT (a)	1,573,900	21,890
TOTAL ENERGY		46,408
Financials - 0.2%
Banks - 0.2%
Bank Negara Indonesia Persero Tbk PT	108,100	23,291
Bank Rakyat Indonesia Persero Tbk PT	579,500	100,250
TOTAL FINANCIALS		123,541
Health Care - 0.0%
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	54,400	2,726
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Astra International Tbk PT	58,800	20,371
Materials - 0.1%
Chemicals - 0.0%
Barito Pacific Tbk PT (a)	220,000	23,375
Metals & Mining - 0.1%
Aneka Tambang Tbk	33,000	7,161
Bumi Resources Minerals Tbk PT (a)	751,500	34,997
		42,158
TOTAL MATERIALS		65,533
Utilities - 0.0%
Gas Utilities - 0.0%
Perusahaan Gas Negara Tbk PT Class B	29,000	3,262
TOTAL INDONESIA		324,534
IRELAND - 0.2%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	466	39,487
Financials - 0.1%
Banks - 0.1%
Bank of Ireland Group PLC	6,365	125,053
Industrials - 0.1%
Building Products - 0.1%
Kingspan Group PLC	956	88,246
TOTAL IRELAND		252,786
ISRAEL - 0.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Bezeq The Israeli Telecommunication Corp Ltd	4,548	12,390
Wireless Telecommunication Services - 0.0%
Partner Communications Co Ltd	1,128	15,020
TOTAL COMMUNICATION SERVICES		27,410
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (a)	34	1,066
Hotels, Restaurants & Leisure - 0.0%
Fattal Holdings 1998 Ltd (a)	69	17,205
TOTAL CONSUMER DISCRETIONARY		18,271
Consumer Staples - 0.0%
Food Products - 0.0%
Strauss Group Ltd	358	15,545
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Paz Retail And Energy Ltd	64	17,695
Financials - 0.4%
Banks - 0.2%
Bank Hapoalim BM	7,051	188,992
Bank Leumi Le-Israel BM	906	22,922
First International Bank of Israel Ltd	395	33,032
		244,946
Insurance - 0.2%
Harel Insurance Investments & Financial Services Ltd	969	60,157
Phoenix Financial Ltd	1,988	119,573
		179,730
TOTAL FINANCIALS		424,676
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (a)	3,385	118,712
Industrials - 0.1%
Aerospace & Defense - 0.0%
Bet Shemesh Engines Holdings 1997 Ltd (a)	56	13,697
Elbit Systems Ltd	3	2,487
		16,184
Construction & Engineering - 0.1%
Electra Ltd/Israel	331	10,915
Shapir Engineering and Industry Ltd (a)	1,319	18,570
Shikun & Binui Ltd (a)	3,011	20,123
		49,608
Marine Transportation - 0.0%
ZIM Integrated Shipping Services Ltd	1,093	28,899
Passenger Airlines - 0.0%
El Al Israel Airlines	2,880	12,926
TOTAL INDUSTRIALS		107,617
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Next Vision Stabilized Systems Ltd	621	71,185
Semiconductors & Semiconductor Equipment - 0.1%
Camtek Ltd/Israel (Israel) (a)	69	12,900
Nova Ltd (Israel) (a)	264	130,265
		143,165
TOTAL INFORMATION TECHNOLOGY		214,350
Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	880	4,728
Israel Corp Ltd Class A1	33	9,412
TOTAL MATERIALS		14,140
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Alony Hetz Properties & Investments Ltd	773	9,351
Big Shopping Centers Ltd	142	37,526
Melisron Ltd	219	32,489
TOTAL REAL ESTATE		79,366
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Energix-Renewable Energies Ltd	1,807	13,437
OPC Energy Ltd (a)	1,369	57,449
TOTAL UTILITIES		70,886
TOTAL ISRAEL		1,108,668
ITALY - 1.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (b)(c)	230	1,950
Telecom Italia SpA/Milano (a)	47,327	37,293
Telecom Italia SpA/Milano savings shares (a)	12,416	11,442
TOTAL COMMUNICATION SERVICES		50,685
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Ferrari NV (Italy)	137	47,168
Hotels, Restaurants & Leisure - 0.1%
Lottomatica Group Spa	2,194	64,581
Textiles, Apparel & Luxury Goods - 0.0%
Brunello Cucinelli SpA	56	5,439
TOTAL CONSUMER DISCRETIONARY		117,188
Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV	1,645	12,163
Energy - 0.1%
Energy Equipment & Services - 0.0%
Saipem SpA	8,062	43,582
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	3,284	92,860
TOTAL ENERGY		136,442
Financials - 1.0%
Banks - 0.9%
Banco BPM SpA	9,711	141,156
BPER Banca SPA	9,682	142,427
Intesa Sanpaolo SpA	56,602	384,568
UniCredit SpA	3,514	271,570
		939,721
Financial Services - 0.1%
Banca Mediolanum SpA	612	13,381
Poste Italiane SpA (b)(c)	3,984	105,627
		119,008
Insurance - 0.0%
Generali	1,225	54,895
TOTAL FINANCIALS		1,113,624
Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	316	18,410
Industrials - 0.2%
Aerospace & Defense - 0.2%
Leonardo SpA	2,198	137,256
Electrical Equipment - 0.0%
Prysmian SpA	239	36,354
Machinery - 0.0%
Interpump Group SpA	236	9,910
TOTAL INDUSTRIALS		183,520
Utilities - 0.3%
Electric Utilities - 0.3%
Enel SpA	15,740	183,775
Terna - Rete Elettrica Nazionale	10,653	128,155
		311,930
Gas Utilities - 0.0%
Italgas SpA	5,396	65,167
Multi-Utilities - 0.0%
Hera SpA	5,673	26,752
TOTAL UTILITIES		403,849
TOTAL ITALY		2,035,881
JAPAN - 15.5%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.0%
NTT Inc	9,900	9,643
Entertainment - 0.3%
Konami Group Corp	900	108,066
Nexon Co Ltd	3,500	59,088
Nintendo Co Ltd	4,700	229,919
		397,073
Interactive Media & Services - 0.0%
LY Corp	21,600	56,813
Media - 0.0%
Dentsu Group Inc (a)	1,100	20,884
Wireless Telecommunication Services - 0.6%
KDDI Corp	3,600	58,912
SoftBank Corp	139,900	196,906
SoftBank Group Corp	8,100	276,687
		532,505
TOTAL COMMUNICATION SERVICES		1,016,918
Consumer Discretionary - 2.3%
Automobile Components - 0.4%
Aisin Corp	4,900	77,701
Denso Corp	11,800	140,987
Sumitomo Electric Industries Ltd	3,600	237,004
		455,692
Automobiles - 0.8%
Honda Motor Co Ltd	21,200	172,026
Isuzu Motors Ltd	4,700	64,759
Nissan Motor Co Ltd (a)	20,800	47,591
Subaru Corp	5,000	74,476
Toyota Motor Corp	30,800	591,219
		950,071
Broadline Retail - 0.2%
Isetan Mitsukoshi Holdings Ltd	3,100	58,910
J Front Retailing Co Ltd	100	1,455
Pan Pacific International Holdings Corp	20,000	113,121
Rakuten Group Inc (a)	13,200	64,268
		237,754
Hotels, Restaurants & Leisure - 0.1%
McDonald's Holdings Co Japan Ltd	800	41,617
Oriental Land Co Ltd/Japan	7,900	109,913
		151,530
Household Durables - 0.6%
Panasonic Holdings Corp	2,800	57,276
Sekisui House Ltd	5,300	115,402
Sony Group Corp	21,400	428,756
Sumitomo Forestry Co Ltd	5,400	48,801
		650,235
Specialty Retail - 0.2%
Fast Retailing Co Ltd	400	188,298
Nitori Holdings Co Ltd	3,800	54,936
		243,234
TOTAL CONSUMER DISCRETIONARY		2,688,516
Consumer Staples - 0.7%
Beverages - 0.1%
Asahi Group Holdings Ltd	11,900	117,163
Consumer Staples Distribution & Retail - 0.2%
Aeon Co Ltd	14,300	138,892
Seven & i Holdings Co Ltd	1,500	17,893
Tsuruha Holdings Inc	2,100	27,688
		184,473
Food Products - 0.3%
Ajinomoto Co Inc	5,200	167,130
Kikkoman Corp	8,500	77,225
MEIJI Holdings Co Ltd	2,300	54,590
NH Foods Ltd	900	37,082
Yakult Honsha Co Ltd	2,600	45,277
Yamazaki Baking Co Ltd	700	14,642
		395,946
Household Products - 0.1%
Unicharm Corp	11,200	65,428
Tobacco - 0.0%
Japan Tobacco Inc	1,200	44,706
TOTAL CONSUMER STAPLES		807,716
Energy - 0.2%
Energy Equipment & Services - 0.0%
Modec Inc	400	33,072
Oil, Gas & Consumable Fuels - 0.2%
ENEOS Holdings Inc	15,900	133,536
Inpex Corp	100	2,607
Iwatani Corp	1,300	15,982
		152,125
TOTAL ENERGY		185,197
Financials - 2.5%
Banks - 1.5%
Fukuoka Financial Group Inc	1,700	69,399
Iyogin Holdings Inc	2,500	48,178
Japan Post Bank Co Ltd	800	13,728
Kyoto Financial Group Inc	2,600	71,867
Mitsubishi UFJ Financial Group Inc	30,200	542,479
Mizuho Financial Group Inc	5,400	232,215
Resona Holdings Inc	13,100	163,850
Sumitomo Mitsui Financial Group Inc	13,400	473,141
Sumitomo Mitsui Trust Group Inc	4,400	147,107
		1,761,964
Capital Markets - 0.2%
Japan Exchange Group Inc	9,000	107,206
SBI Holdings Inc	4,700	94,836
		202,042
Financial Services - 0.1%
Mitsubishi HC Capital Inc	8,400	76,298
ORIX Corp	900	30,291
Sony Financial Group Inc	26,600	23,865
		130,454
Insurance - 0.7%
Daiichi Life Group Inc	18,800	172,127
MS&AD Insurance Group Holdings Inc	6,400	164,570
Sompo Holdings Inc	800	29,772
T&D Holdings Inc	4,300	104,180
Tokio Marine Holdings Inc	7,200	329,738
		800,387
TOTAL FINANCIALS		2,894,847
Health Care - 0.8%
Health Care Equipment & Supplies - 0.3%
Asahi Intecc Co Ltd	2,100	44,189
Hoya Corp	1,400	261,441
Sysmex Corp	3,800	33,556
		339,186
Pharmaceuticals - 0.5%
Astellas Pharma Inc	9,800	138,883
Chugai Pharmaceutical Co Ltd	3,200	170,655
Daiichi Sankyo Co Ltd	1,400	22,742
Eisai Co Ltd	2,600	77,824
Otsuka Holdings Co Ltd	500	36,441
Shionogi & Co Ltd	5,600	113,137
Takeda Pharmaceutical Co Ltd	2,600	86,925
		646,607
TOTAL HEALTH CARE		985,793
Industrials - 4.2%
Building Products - 0.4%
AGC Inc	1,900	68,141
Daikin Industries Ltd	1,500	211,943
Nitto Boseki Co Ltd	300	55,119
Sanwa Holdings Corp	1,900	43,458
TOTO Ltd	1,300	45,667
		424,328
Construction & Engineering - 0.3%
Kandenko Co Ltd	1,100	47,984
Kinden Corp	1,000	53,581
Obayashi Corp	4,900	115,202
Taisei Corp	1,200	130,129
		346,896
Electrical Equipment - 0.6%
Fuji Electric Co Ltd	1,300	109,258
Fujikura Ltd	7,500	289,373
Mitsubishi Electric Corp	8,400	337,100
		735,731
Ground Transportation - 0.2%
Central Japan Railway Co	5,700	136,746
East Japan Railway Co	100	2,183
Hankyu Hanshin Holdings Inc	2,100	60,877
		199,806
Industrial Conglomerates - 0.4%
Hitachi Ltd	15,900	505,594
Machinery - 1.1%
Daifuku Co Ltd	3,200	139,909
Ebara Corp	3,700	126,569
FANUC Corp	600	26,504
IHI Corp	6,800	124,206
Komatsu Ltd	900	38,536
Kubota Corp	7,500	122,433
Makita Corp	2,400	89,119
MINEBEA MITSUMI Inc	3,500	69,976
Mitsubishi Heavy Industries Ltd	12,400	370,090
NGK Corp	2,100	66,487
Yaskawa Electric Corp	2,300	81,558
		1,255,387
Marine Transportation - 0.0%
Mitsui OSK Lines Ltd	2,900	109,545
Professional Services - 0.1%
Recruit Holdings Co Ltd	2,900	134,342
Trading Companies & Distributors - 1.1%
ITOCHU Corp	14,700	182,179
Marubeni Corp	6,800	264,663
Mitsubishi Corp	9,500	304,253
Mitsui & Co Ltd	6,600	247,803
Sojitz Corp	1,800	67,419
Sumitomo Corp	1,600	59,492
Toyota Tsusho Corp	4,000	157,023
		1,282,832
TOTAL INDUSTRIALS		4,994,461
Information Technology - 2.4%
Electronic Equipment, Instruments & Components - 0.5%
Horiba Ltd	400	55,695
Keyence Corp	400	183,466
Meiko Electronics Co Ltd	100	20,190
Murata Manufacturing Co Ltd	8,600	285,213
Omron Corp	1,700	61,064
		605,628
IT Services - 0.4%
Fujitsu Ltd	8,700	174,621
NEC Corp	1,000	26,600
Nomura Research Institute Ltd	3,800	102,561
Obic Co Ltd	2,900	77,062
Otsuka Corp	2,000	37,100
		417,944
Semiconductors & Semiconductor Equipment - 1.4%
Advantest Corp	2,700	504,141
Disco Corp	100	47,578
Kioxia Holdings Corp (a)	1,100	266,155
Lasertec Corp	600	165,827
Renesas Electronics Corp	10,600	214,360
Rohm Co Ltd	3,000	64,905
Tokyo Electron Ltd	1,100	324,151
		1,587,117
Technology Hardware, Storage & Peripherals - 0.1%
FUJIFILM Holdings Corp	7,500	138,027
Seiko Epson Corp	2,700	36,317
		174,344
TOTAL INFORMATION TECHNOLOGY		2,785,033
Materials - 0.8%
Chemicals - 0.4%
Asahi Kasei Corp	11,500	113,158
Mitsubishi Chemical Group Corp	11,900	69,763
Nissan Chemical Corp	1,200	51,887
Shin-Etsu Chemical Co Ltd	3,900	179,565
Tokyo Ohka Kogyo Co Ltd	1,100	64,669
		479,042
Metals & Mining - 0.4%
JFE Holdings Inc	5,600	61,501
JX Advanced Metals Corp	4,700	145,815
Kobe Steel Ltd	3,300	40,669
Mitsui Kinzoku Co Ltd	500	137,379
Nippon Steel Corp	35,900	132,166
		517,530
TOTAL MATERIALS		996,572
Real Estate - 0.5%
Diversified REITs - 0.0%
Nomura Real Estate Master Fund Inc	38	39,294
United Urban Investment Corp	10	11,314
		50,608
Industrial REITs - 0.0%
GLP J-REIT	42	36,399
Office REITs - 0.1%
Japan Real Estate Investment Corp	62	47,454
Nippon Building Fund Inc	77	64,662
		112,116
Real Estate Management & Development - 0.4%
Daiwa House Industry Co Ltd	4,200	128,146
Mitsubishi Estate Co Ltd	900	25,648
Mitsui Fudosan Co Ltd	15,100	165,377
Nomura Real Estate Holdings Inc	4,800	31,316
Sumitomo Realty & Development Co Ltd	100	3,100
Tokyu Fudosan Holdings Corp	5,200	44,273
		397,860
TOTAL REAL ESTATE		596,983
Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	6,600	113,513
Gas Utilities - 0.1%
Osaka Gas Co Ltd	3,000	107,800
Independent Power and Renewable Electricity Producers - 0.0%
Electric Power Development Co Ltd	400	9,789
TOTAL UTILITIES		231,102
TOTAL JAPAN		18,183,138
KOREA (SOUTH) - 5.8%
Communication Services - 0.1%
Entertainment - 0.0%
Krafton Inc	257	46,505
NC Corp	124	23,041
Pearl Abyss Corp (a)	25	1,003
		70,549
Interactive Media & Services - 0.1%
Kakao Corp	2,665	86,345
TOTAL COMMUNICATION SERVICES		156,894
Consumer Discretionary - 0.3%
Automobiles - 0.2%
Hyundai Motor Co	186	67,850
Kia Corp	1,436	149,063
		216,913
Hotels, Restaurants & Leisure - 0.0%
Kangwon Land Inc	1,016	11,901
Household Durables - 0.1%
Coway Co Ltd	462	27,032
LG Electronics Inc	909	88,111
		115,143
TOTAL CONSUMER DISCRETIONARY		343,957
Consumer Staples - 0.1%
Personal Care Products - 0.1%
Amorepacific Corp	266	24,544
APR Corp/Korea	212	61,265
LG H&H Co Ltd	64	11,102
TOTAL CONSUMER STAPLES		96,911
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SK Innovation Co Ltd (a)	613	61,248
Financials - 0.5%
Banks - 0.2%
KakaoBank Corp	3,039	50,560
KB Financial Group Inc	242	26,670
Shinhan Financial Group Co Ltd	2,559	174,895
		252,125
Capital Markets - 0.1%
KIWOOM Securities Co Ltd	95	26,068
Korea Investment Holdings Co Ltd	355	58,709
		84,777
Insurance - 0.2%
Samsung Fire & Marine Insurance Co Ltd	289	90,830
Samsung Life Insurance Co Ltd	809	138,477
		229,307
TOTAL FINANCIALS		566,209
Health Care - 0.2%
Life Sciences Tools & Services - 0.1%
Peptron Inc (a)	187	33,599
Samsung Biologics Co Ltd (a)(b)(c)	105	105,361
		138,960
Pharmaceuticals - 0.1%
Sam Chun Dang Pharm Co Ltd	127	36,546
Yuhan Corp	407	25,552
		62,098
TOTAL HEALTH CARE		201,058
Industrials - 1.0%
Aerospace & Defense - 0.1%
Hanwha Aerospace Co Ltd	11	10,634
Korea Aerospace Industries Ltd	629	72,525
		83,159
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	264	41,024
Electrical Equipment - 0.3%
Doosan Enerbility Co Ltd (a)	163	14,296
Ecopro BM Co Ltd	461	65,329
Ecopro Co Ltd	923	97,227
Hyosung Heavy Industries Corp	46	124,711
		301,563
Industrial Conglomerates - 0.4%
Samsung C&T Corp	673	138,380
SK Inc	316	92,577
SK Square Co Ltd (a)	484	283,497
		514,454
Machinery - 0.2%
HD Korea Shipbuilding & Offshore Engineering Co Ltd	401	126,370
Samsung Heavy Industries Co Ltd (a)	6,293	139,503
		265,873
TOTAL INDUSTRIALS		1,206,073
Information Technology - 3.4%
Electronic Equipment, Instruments & Components - 0.2%
IsuPetasys Co Ltd	468	48,897
LG Display Co Ltd (a)	2,763	23,218
Samsung SDI Co Ltd (a)	441	210,201
		282,316
Semiconductors & Semiconductor Equipment - 1.4%
Hanmi Semiconductor Co Ltd	374	95,361
LEENO Industrial Inc	362	29,750
SK Hynix Inc	1,714	1,538,303
		1,663,414
Technology Hardware, Storage & Peripherals - 1.8%
Samsung Electronics Co Ltd	13,841	2,097,664
TOTAL INFORMATION TECHNOLOGY		4,043,394
Materials - 0.2%
Chemicals - 0.1%
Dongjin Semichem Co Ltd	219	8,553
Hanwha Solutions Corp (a)	883	30,821
OCI Holdings Co Ltd	122	30,964
SKC Co Ltd rights 5/15/2026 (a)	49	1,585
		71,923
Metals & Mining - 0.1%
Korea Zinc Co Ltd	106	114,352
TOTAL MATERIALS		186,275
Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	747	22,524
TOTAL KOREA (SOUTH)		6,884,543
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	7,014	13,002
Financials - 0.2%
Banks - 0.2%
Al Ahli Bank of Kuwait KSCP	12,611	11,442
Gulf Bank KSCP	21,849	24,087
Kuwait Finance House KSCP	7,797	20,031
National Bank of Kuwait SAKP	53,012	148,262
TOTAL FINANCIALS		203,822
Industrials - 0.0%
Industrial Conglomerates - 0.0%
National Industries Group Holding SAK	6,949	5,853
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	1,794	5,863
TOTAL KUWAIT		228,540
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
SES SA Series A depository receipt	962	7,937
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	339	23,482
Materials - 0.1%
Metals & Mining - 0.1%
APERAM SA	390	20,771
ArcelorMittal SA	1,045	60,392
TOTAL MATERIALS		81,163
TOTAL LUXEMBOURG		112,582
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Sands China Ltd	19,200	40,285
MALAYSIA - 0.4%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
CELCOMDIGI BHD	29,400	22,231
Maxis Bhd	17,800	15,672
TOTAL COMMUNICATION SERVICES		37,903
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
MR DIY Group M Bhd (b)(c)	36,200	15,252
Consumer Staples - 0.1%
Food Products - 0.1%
Kuala Lumpur Kepong Bhd	5,300	28,556
Nestle Malaysia Bhd	400	10,935
United Plantations BHD	2,600	20,792
TOTAL CONSUMER STAPLES		60,283
Energy - 0.0%
Energy Equipment & Services - 0.0%
Yinson Holdings BHD	20,100	10,860
Financials - 0.3%
Banks - 0.3%
AMMB Holdings Bhd	25,400	39,373
Hong Leong Financial Group Bhd	1,100	5,225
Public Bank Bhd	107,900	127,282
RHB Bank Bhd	17,600	36,102
TOTAL FINANCIALS		207,982
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	3,200	7,111
Kpj Healthcare Bhd	21,900	18,386
TOTAL HEALTH CARE		25,497
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Sime Darby Bhd	33,400	18,211
Sunway Bhd	25,500	34,546
		52,757
Transportation Infrastructure - 0.0%
Westports Holdings Bhd	628	909
TOTAL INDUSTRIALS		53,666
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Inari Amertron Bhd	9,100	4,552
Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	24,200	36,133
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
IOI Properties Group Bhd	13,500	14,134
Utilities - 0.0%
Gas Utilities - 0.0%
Petronas Gas Bhd	8,500	38,129
Multi-Utilities - 0.0%
YTL Power International Bhd	21,100	20,336
TOTAL UTILITIES		58,465
TOTAL MALAYSIA		524,727
MEXICO - 0.6%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV Series B	52,500	69,756
Consumer Staples - 0.1%
Beverages - 0.0%
Coca-Cola Femsa SAB de CV unit	4,600	46,599
Consumer Staples Distribution & Retail - 0.1%
Wal-Mart de Mexico SAB de CV Series V	36,900	116,329
Food Products - 0.0%
Sigma Foods SAB de CV	8,400	7,958
TOTAL CONSUMER STAPLES		170,886
Financials - 0.1%
Banks - 0.1%
Banco del Bajio SA (b)(c)	6,900	21,598
Grupo Financiero Banorte SAB de CV	3,200	34,747
Grupo Financiero Inbursa SAB de CV Series O	15,300	37,662
		94,007
Insurance - 0.0%
Qualitas Controladora SAB de CV	1,700	16,954
TOTAL FINANCIALS		110,961
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	1,900	25,216
Grupo Aeroportuario del Sureste SAB de CV Series B	1,495	45,559
TOTAL INDUSTRIALS		70,775
Materials - 0.2%
Construction Materials - 0.1%
Cemex SAB de CV unit	108,900	133,721
Metals & Mining - 0.1%
Fresnillo PLC	1,606	70,697
Grupo Mexico SAB de CV Series B	2,200	24,079
Industrias Penoles SAB de CV (a)	545	27,477
		122,253
TOTAL MATERIALS		255,974
Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	21,400	36,739
TOTAL MEXICO		715,091
NETHERLANDS - 2.5%
Communication Services - 0.1%
Entertainment - 0.1%
Universal Music Group NV	6,157	129,098
Consumer Staples - 0.2%
Beverages - 0.2%
Heineken Holding NV Class A	325	23,039
Heineken NV	1,767	137,164
		160,203
Consumer Staples Distribution & Retail - 0.0%
Koninklijke Ahold Delhaize NV	1,010	47,439
TOTAL CONSUMER STAPLES		207,642
Financials - 0.5%
Banks - 0.2%
ABN AMRO Bank NV depository receipt (c)	3,966	137,732
ABN AMRO Bank NV rights (a)(d)	3,966	3,258
ING Groep NV	5,176	149,801
		290,791
Financial Services - 0.2%
Adyen NV (a)(b)(c)	167	188,452
Insurance - 0.1%
ASR Nederland NV	882	66,830
TOTAL FINANCIALS		546,073
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE (a)	79	61,954
Health Care Equipment & Supplies - 0.0%
Koninklijke Philips NV	2,275	60,009
TOTAL HEALTH CARE		121,963
Industrials - 0.0%
Professional Services - 0.0%
Wolters Kluwer NV	1,550	120,970
Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 1.6%
ASM International NV	231	225,187
ASML Holding NV	1,073	1,551,071
BE Semiconductor Industries NV	215	62,377
TOTAL INFORMATION TECHNOLOGY		1,838,635
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	498	29,154
TOTAL NETHERLANDS		2,993,535
NEW ZEALAND - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Chorus Ltd (Australia) (a)	2,333	13,604
Consumer Staples - 0.0%
Food Products - 0.0%
a2 Milk Co Ltd/The (Australia) (a)	2,108	10,788
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	2,881	21,223
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Fisher & Paykel Healthcare Corp Ltd	1,024	22,067
Industrials - 0.0%
Building Products - 0.0%
Fletcher Building Ltd (a)	9,265	15,305
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	2,646	12,999
TOTAL INDUSTRIALS		28,304
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (a)	495	29,070
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Meridian Energy Ltd	10,812	36,299
TOTAL NEW ZEALAND		161,355
NORWAY - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	352	5,794
Interactive Media & Services - 0.0%
Vend Marketplaces ASA B Shares	1,562	42,959
TOTAL COMMUNICATION SERVICES		48,753
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (b)(c)	429	4,379
Consumer Staples - 0.1%
Food Products - 0.1%
Orkla ASA	5,926	73,046
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	2,648	103,065
Equinor ASA	616	25,070
Var Energi ASA	8,046	40,757
TOTAL ENERGY		168,892
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	414	12,539
SpareBank 1 SMN	1,036	23,125
SpareBank 1 Sor-Norge ASA	1,807	39,008
		74,672
Insurance - 0.0%
Storebrand ASA A Shares	3,795	73,199
TOTAL FINANCIALS		147,871
Industrials - 0.1%
Aerospace & Defense - 0.0%
Kongsberg Gruppen ASA	598	20,009
Industrial Conglomerates - 0.1%
Aker ASA A Shares	204	23,649
Machinery - 0.0%
Kongsberg Maritime AS	598	3,919
TOMRA Systems ASA	1,815	18,366
		22,285
TOTAL INDUSTRIALS		65,943
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Kitron ASA	1,455	15,768
TOTAL NORWAY		524,652
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	196	63,538
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	472	15,382
TOTAL PERU		78,920
PHILIPPINES - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	250	5,112
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	1,740	4,547
Consumer Staples - 0.0%
Food Products - 0.0%
Universal Robina Corp	2,980	2,967
Financials - 0.1%
Banks - 0.1%
Bank of the Philippine Islands	16,450	24,198
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Ayala Corp	2,130	16,370
JG Summit Holdings Inc	14,000	6,236
TOTAL INDUSTRIALS		22,606
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	44,700	11,024
SM Prime Holdings Inc	6,900	2,140
TOTAL REAL ESTATE		13,164
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	840	9,001
TOTAL PHILIPPINES		81,595
POLAND - 0.4%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	199	15,130
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (a)(b)(c)	5,447	44,698
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Zabka Group SA (a)	3,336	21,287
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ORLEN SA	1,687	61,862
Financials - 0.2%
Banks - 0.2%
Bank Millennium SA (a)	4,428	21,805
Bank Polska Kasa Opieki SA	1,534	95,769
Erste Bank Polska SA	339	57,610
TOTAL FINANCIALS		175,184
Industrials - 0.0%
Construction & Engineering - 0.0%
Budimex SA	20	3,631
Professional Services - 0.0%
Benefit Systems SA (a)	26	28,691
TOTAL INDUSTRIALS		32,322
Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	144	7,232
Materials - 0.0%
Metals & Mining - 0.0%
Grupa Kety SA	81	24,737
KGHM Polska Miedz SA (a)	207	17,292
TOTAL MATERIALS		42,029
Utilities - 0.0%
Electric Utilities - 0.0%
Tauron Polska Energia SA (a)	5,238	13,679
TOTAL POLAND		413,423
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	373	8,957
Sonae SGPS SA	6,949	15,887
TOTAL CONSUMER STAPLES		24,844
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Galp Energia SGPS SA	1,211	28,369
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	26,189	27,940
Utilities - 0.0%
Electric Utilities - 0.0%
EDP SA	1,794	9,776
Multi-Utilities - 0.0%
Redes Energeticas Naci Sgps SA	2,890	12,804
TOTAL UTILITIES		22,580
TOTAL PORTUGAL		103,733
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	2,653	9,982
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	3,945	15,526
Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	52,860	31,431
Doha Bank QPSC	6,876	5,099
Qatar Islamic Bank QPSC	14,641	89,351
TOTAL FINANCIALS		125,881
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	628	2,061
Marine Transportation - 0.0%
Qatar Navigation QSC	7,811	22,119
TOTAL INDUSTRIALS		24,180
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	12,505	4,073
Utilities - 0.0%
Multi-Utilities - 0.0%
Nebras Energy	1,352	5,440
TOTAL QATAR		185,082
SAUDI ARABIA - 0.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Saudi Telecom Co	1,009	11,714
Media - 0.0%
Saudi Research & Media Group (a)	275	5,646
Wireless Telecommunication Services - 0.1%
Etihad Etisalat Co	3,293	57,071
Mobile Telecommunications Co Saudi Arabia (a)	4,147	12,970
		70,041
TOTAL COMMUNICATION SERVICES		87,401
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Jarir Marketing Co	5,014	20,120
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Nahdi Medical Co	328	9,182
Food Products - 0.0%
Saudia Dairy & Foodstuff Co	112	6,152
Savola Group/The (a)	1,316	9,488
		15,640
TOTAL CONSUMER STAPLES		24,822
Energy - 0.0%
Energy Equipment & Services - 0.0%
Ades Holding Co	997	5,210
Financials - 0.4%
Banks - 0.4%
Al Rajhi Bank	4,549	83,145
Alinma Bank	12,825	83,163
Bank AlBilad	6,414	42,857
Saudi National Bank/The	15,255	159,770
		368,935
Insurance - 0.0%
Co for Cooperative Insurance/The	387	13,435
TOTAL FINANCIALS		382,370
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Dallah Healthcare Co	351	11,633
Dr Sulaiman Al Habib Medical Services Group Co	21	1,357
Mouwasat Medical Services Co	818	14,831
TOTAL HEALTH CARE		27,821
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	167	7,320
Electrical Equipment - 0.0%
Riyadh Cables Group Co	495	17,475
TOTAL INDUSTRIALS		24,795
Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	181	10,714
Elm Co	33	5,156
TOTAL INFORMATION TECHNOLOGY		15,870
Materials - 0.2%
Chemicals - 0.2%
Saudi Aramco Base Oil Co	434	14,592
Saudi Basic Industries Corp	7,387	120,639
Saudi Kayan Petrochemical Co (a)	6,625	10,581
Yanbu National Petrochemical Co	2,407	23,579
TOTAL MATERIALS		169,391
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Arabian Centres Co (b)(c)	846	3,959
Makkah Construction & Development Co	837	17,909
TOTAL REAL ESTATE		21,868
Utilities - 0.0%
Electric Utilities - 0.0%
Saudi Energy Co	6,926	32,760
Independent Power and Renewable Electricity Producers - 0.0%
ACWA Power Co (a)	215	9,642
TOTAL UTILITIES		42,402
TOTAL SAUDI ARABIA		822,070
SINGAPORE - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	20,600	74,609
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Sea Ltd Class A ADR (a)	875	74,270
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	47,500	25,489
TOTAL CONSUMER DISCRETIONARY		99,759
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Hafnia Ltd	550	4,877
Financials - 0.5%
Banks - 0.4%
DBS Group Holdings Ltd	4,200	193,665
Oversea-Chinese Banking Corp Ltd	15,500	267,415
United Overseas Bank Ltd	1,600	45,567
		506,647
Capital Markets - 0.1%
Singapore Exchange Ltd	7,100	121,401
TOTAL FINANCIALS		628,048
Industrials - 0.1%
Aerospace & Defense - 0.1%
Singapore Technologies Engineering Ltd	13,200	111,863
Passenger Airlines - 0.0%
Singapore Airlines Ltd	8,100	40,117
TOTAL INDUSTRIALS		151,980
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Venture Corp Ltd	700	8,935
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV (Italy)	1,880	101,486
TOTAL INFORMATION TECHNOLOGY		110,421
Real Estate - 0.1%
Industrial REITs - 0.1%
CapitaLand Ascendas REIT	34,320	67,455
Mapletree Industrial Trust	4,900	7,604
		75,059
Real Estate Management & Development - 0.0%
City Developments Ltd	5,000	32,180
Specialized REITs - 0.0%
Keppel DC REIT	18,100	33,498
TOTAL REAL ESTATE		140,737
Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	2,600	13,645
TOTAL SINGAPORE		1,224,076
SOUTH AFRICA - 0.9%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	2,743	34,416
Vodacom Group Ltd	5,253	44,563
TOTAL COMMUNICATION SERVICES		78,979
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Naspers Ltd Class N	1,598	86,532
Specialty Retail - 0.0%
Mr Price Group Ltd	2,385	22,336
Pepkor Holdings Ltd (b)(c)	32,165	42,423
		64,759
TOTAL CONSUMER DISCRETIONARY		151,291
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Shoprite Holdings Ltd	4,117	69,392
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxaro Resources Ltd	730	9,637
Financials - 0.3%
Banks - 0.2%
Absa Group Ltd	6,704	93,781
Standard Bank Group Ltd	7,946	152,881
		246,662
Financial Services - 0.0%
FirstRand Ltd	889	4,709
Remgro Ltd	3,128	36,556
		41,265
Insurance - 0.1%
Sanlam Ltd	14,210	72,997
TOTAL FINANCIALS		360,924
Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	1,072	8,945
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	983	13,768
Materials - 0.3%
Metals & Mining - 0.3%
Anglo American PLC	1,727	85,461
Gold Fields Ltd	1,044	44,226
Harmony Gold Mining Co Ltd	4,758	75,006
Northam Platinum Holdings Ltd	3,035	58,304
Pan African Resources PLC (South Africa)	1,400	2,669
Valterra Platinum Ltd	1,655	133,299
TOTAL MATERIALS		398,965
Real Estate - 0.0%
Diversified REITs - 0.0%
Growthpoint Properties Ltd	25,149	24,685
TOTAL SOUTH AFRICA		1,116,586
SPAIN - 2.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica SA	23,659	106,762
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	2,629	151,699
Specialty Retail - 0.1%
Industria de Diseno Textil SA	1,993	118,311
TOTAL CONSUMER DISCRETIONARY		270,010
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	3,211	86,251
Financials - 0.9%
Banks - 0.9%
Banco Bilbao Vizcaya Argentaria SA	20,039	442,509
Banco de Sabadell SA	35,407	137,050
Banco Santander SA	36,171	440,653
Bankinter SA	1,873	31,138
CaixaBank SA	4,815	61,287
TOTAL FINANCIALS		1,112,637
Industrials - 0.2%
Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	1,152	165,761
Transportation Infrastructure - 0.0%
Aena SME SA (b)(c)	2,135	58,233
TOTAL INDUSTRIALS		223,994
Real Estate - 0.0%
Diversified REITs - 0.0%
Merlin Properties Socimi SA	1,262	21,995
Utilities - 0.5%
Electric Utilities - 0.5%
Endesa SA	2,688	120,481
Iberdrola SA	14,828	347,631
Redeia Corp SA	2,970	51,938
		520,050
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA (a)	2,658	44,235
TOTAL UTILITIES		564,285
TOTAL SPAIN		2,385,934
SWEDEN - 2.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	20,218	105,681
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	1,955	40,115
TOTAL COMMUNICATION SERVICES		145,796
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares	3,215	57,702
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Axfood AB B Shares	825	25,189
Food Products - 0.1%
AAK AB	1,598	45,590
TOTAL CONSUMER STAPLES		70,779
Financials - 0.5%
Banks - 0.3%
Skandinaviska Enskilda Banken AB A Shares	410	8,044
Svenska Handelsbanken AB A Shares	10,149	144,217
Swedbank AB A1 Shares	4,820	168,989
		321,250
Capital Markets - 0.0%
Avanza Bank Holding AB	995	35,704
Financial Services - 0.2%
Industrivarden AB A Shares	1,248	65,801
Industrivarden AB C Shares	278	14,516
Investor AB B Shares	3,343	134,694
		215,011
TOTAL FINANCIALS		571,965
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Elekta AB B Shares	2,945	16,985
Getinge AB B Shares	1,905	37,872
TOTAL HEALTH CARE		54,857
Industrials - 1.0%
Aerospace & Defense - 0.1%
Saab AB B Shares	1,982	120,314
Building Products - 0.2%
Assa Abloy AB B Shares	4,938	187,941
Industrial Conglomerates - 0.1%
Lifco AB B Shares	1,957	60,833
Machinery - 0.5%
Atlas Copco AB A Shares	9,752	183,997
Atlas Copco AB B Shares	1,999	33,527
Epiroc AB A Shares	4,805	138,718
Epiroc AB B Shares	3,391	83,813
Sandvik AB	1,193	49,501
Volvo AB A Shares	974	33,632
Volvo AB B Shares	2,365	82,436
		605,624
Trading Companies & Distributors - 0.1%
AddTech AB B Shares	2,266	81,827
TOTAL INDUSTRIALS		1,056,539
Information Technology - 0.2%
Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson B Shares	1,951	23,273
Electronic Equipment, Instruments & Components - 0.2%
Hexagon AB B Shares	13,827	148,623
Mycronic AB	962	30,112
		178,735
TOTAL INFORMATION TECHNOLOGY		202,008
Materials - 0.1%
Chemicals - 0.0%
Hexpol AB B Shares (a)	1,449	11,794
Paper & Forest Products - 0.1%
Holmen AB B Shares	788	27,107
Svenska Cellulosa AB SCA B Shares	5,135	58,398
		85,505
TOTAL MATERIALS		97,299
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Sagax AB B Shares	1,912	37,980
Wihlborgs Fastigheter AB	1,832	16,171
TOTAL REAL ESTATE		54,151
TOTAL SWEDEN		2,311,096
SWITZERLAND - 2.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	74	62,649
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	1,562	299,775
Consumer Staples - 0.1%
Food Products - 0.1%
Chocoladefabriken Lindt & Spruengli AG	2	24,509
Chocoladefabriken Lindt & Spruengli AG participation certificates	1	129,135
TOTAL CONSUMER STAPLES		153,644
Financials - 0.9%
Capital Markets - 0.3%
Julius Baer Group Ltd	509	41,838
UBS Group AG	6,937	306,299
		348,137
Insurance - 0.6%
Helvetia Baloise Holding AG (a)	511	139,955
Swiss Life Holding AG	151	177,176
Zurich Insurance Group AG	552	384,867
		701,998
TOTAL FINANCIALS		1,050,135
Health Care - 0.3%
Health Care Equipment & Supplies - 0.1%
Straumann Holding AG	970	105,273
Life Sciences Tools & Services - 0.0%
Lonza Group AG	87	53,489
Pharmaceuticals - 0.2%
Galderma Group AG	149	31,259
Sandoz Group AG	2,215	177,291
		208,550
TOTAL HEALTH CARE		367,312
Industrials - 0.6%
Building Products - 0.1%
Geberit AG	203	136,970
Electrical Equipment - 0.4%
ABB Ltd	3,597	363,800
Machinery - 0.1%
VAT Group AG (b)(c)	200	149,229
Marine Transportation - 0.0%
Kuehne + Nagel International AG	221	51,675
TOTAL INDUSTRIALS		701,674
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	407	39,973
Materials - 0.3%
Chemicals - 0.3%
DSM-Firmenich AG	1,797	134,216
Givaudan SA	46	163,960
Sika AG	13	2,398
TOTAL MATERIALS		300,574
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Swiss Prime Site AG	234	40,520
TOTAL SWITZERLAND		3,016,256
TAIWAN - 7.9%
Communication Services - 0.1%
Entertainment - 0.1%
International Games System Co Ltd	2,000	47,689
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	15,000	44,878
TOTAL COMMUNICATION SERVICES		92,567
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	2,000	22,453
Textiles, Apparel & Luxury Goods - 0.0%
Eclat Textile Co Ltd	2,000	21,316
Feng TAY Enterprise Co Ltd	4,000	8,938
		30,254
TOTAL CONSUMER DISCRETIONARY		52,707
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	5,000	35,454
Food Products - 0.0%
Lien Hwa Industrial Holdings Corp	10,000	13,110
TOTAL CONSUMER STAPLES		48,564
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Formosa Petrochemical Corp	5,000	8,963
Financials - 0.7%
Banks - 0.4%
CTBC Financial Holding Co Ltd	12,000	19,911
E.Sun Financial Holding Co Ltd	122,000	123,492
Mega Financial Holding Co Ltd	96,000	119,237
Taiwan Cooperative Financial Holding Co Ltd	52,000	37,847
		300,487
Financial Services - 0.1%
Yuanta Financial Holding Co Ltd	90,000	149,583
Insurance - 0.2%
Fubon Financial Holding Co Ltd	53,325	152,465
KGI Financial Holding Co Ltd	148,000	101,190
		253,655
TOTAL FINANCIALS		703,725
Health Care - 0.0%
Pharmaceuticals - 0.0%
Caliway Biopharmaceuticals Co Ltd (a)	10,000	33,282
Industrials - 0.2%
Electrical Equipment - 0.0%
Walsin Lihwa Corp	30,000	28,847
Marine Transportation - 0.2%
Evergreen Marine Corp Taiwan Ltd	10,000	64,175
Wan Hai Lines Ltd	13,000	31,135
Yang Ming Marine Transport Corp	15,000	23,445
		118,755
TOTAL INDUSTRIALS		147,602
Information Technology - 6.8%
Electronic Equipment, Instruments & Components - 1.0%
Chroma ATE Inc	3,000	205,643
Delta Electronics Inc	7,000	492,440
Elite Material Co Ltd	2,000	298,958
Hon Hai Precision Industry Co Ltd	23,000	163,013
Innolux Corp	70,000	53,654
		1,213,708
Semiconductors & Semiconductor Equipment - 5.4%
ASE Technology Holding Co Ltd	4,000	62,898
Jentech Precision Industrial Co Ltd	1,000	174,650
Macronix International Co Ltd (a)	17,000	85,235
MediaTek Inc	6,000	502,484
Nanya Technology Corp (a)	10,000	71,019
Novatek Microelectronics Corp	5,000	65,151
Phison Electronics Corp	2,000	125,550
Powerchip Semiconductor Manufacturing Corp (a)	30,000	51,024
Taiwan Semiconductor Manufacturing Co Ltd	69,010	4,806,047
United Microelectronics Corp	77,000	194,028
Winbond Electronics Corp	27,000	79,910
		6,217,996
Technology Hardware, Storage & Peripherals - 0.4%
Asustek Computer Inc	6,000	111,522
Lite-On Technology Corp	19,000	102,200
Quanta Computer Inc	16,000	160,042
Wistron Corp	28,000	123,708
		497,472
TOTAL INFORMATION TECHNOLOGY		7,929,176
Materials - 0.1%
Chemicals - 0.0%
Formosa Chemicals & Fibre Corp	35,000	58,432
Construction Materials - 0.0%
Asia Cement Corp	14,000	15,574
Metals & Mining - 0.1%
China Steel Corp	106,000	63,139
TOTAL MATERIALS		137,145
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Highwealth Construction Corp	5,000	6,445
TOTAL TAIWAN		9,160,176
THAILAND - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
True Corp PCL	8,300	3,498
True Corp PCL depository receipt	113,300	47,748
TOTAL COMMUNICATION SERVICES		51,246
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Central Retail Corp PCL	400	226
Central Retail Corp PCL depository receipt	26,400	14,909
		15,135
Specialty Retail - 0.0%
Home Product Center PCL depository receipt	16,200	3,026
TOTAL CONSUMER DISCRETIONARY		18,161
Consumer Staples - 0.0%
Beverages - 0.0%
Osotspa PCL	1,200	550
Osotspa PCL depository receipt	10,900	5,002
Thai Beverage PCL	65,000	21,449
		27,001
Food Products - 0.0%
Thai Union Group PCL depository receipt	9,900	3,504
Thaifoods Group PCL depository receipt	23,400	7,186
		10,690
TOTAL CONSUMER STAPLES		37,691
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
PTT Exploration & Production PCL	1,200	5,706
PTT Exploration & Production PCL depository receipt	9,700	46,125
TOTAL ENERGY		51,831
Financials - 0.2%
Banks - 0.2%
Krung Thai Bank PCL depository receipt	30,500	30,945
Thanachart Capital PCL depository receipt	3,700	6,369
Tisco Financial Group PCL depository receipt	3,600	12,113
TMBThanachart Bank PCL depository receipt	401,600	27,929
TOTAL FINANCIALS		77,356
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bumrungrad Hospital Pcl depository receipt	2,900	16,094
Industrials - 0.0%
Ground Transportation - 0.0%
BTS Group Holdings PCL depository receipt (a)	47,400	3,037
Transportation Infrastructure - 0.0%
Airports of Thailand PCL depository receipt	7,400	11,715
Bangkok Expressway & Metro PCL	2,500	408
Bangkok Expressway & Metro PCL depository receipt	55,600	9,077
		21,200
TOTAL INDUSTRIALS		24,237
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Delta Electronics Thailand PCL	500	4,906
Delta Electronics Thailand PCL depository receipt	12,900	126,563
TOTAL INFORMATION TECHNOLOGY		131,469
Materials - 0.0%
Chemicals - 0.0%
PTT Global Chemical PCL depository receipt	14,400	17,534
Containers & Packaging - 0.0%
SCG Packaging PCL depository receipt	1,600	1,235
TOTAL MATERIALS		18,769
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL depository receipt	600	1,148
WHA Corp PCL depository receipt	72,200	9,972
TOTAL REAL ESTATE		11,120
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Electricity Generating PCL depository receipt	1,800	6,244
Global Power Synergy PCL	500	537
Global Power Synergy PCL depository receipt	5,300	5,690
Gulf Development PCL	2,000	3,550
Gulf Development PCL depository receipt	14,800	26,271
TOTAL UTILITIES		42,292
TOTAL THAILAND		480,266
TURKEY - 0.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	3,500	8,683
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Isiklar Enerji ve Yapi Holding AS (a)	4,563	10,003
Mavi Giyim Sanayi Ve Ticaret AS Class B (b)(c)	6,569	6,298
TOTAL CONSUMER DISCRETIONARY		16,301
Consumer Staples - 0.0%
Beverages - 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	16,612	6,978
Coca-Cola Icecek AS	8,061	13,380
		20,358
Consumer Staples Distribution & Retail - 0.0%
Migros Ticaret AS	438	6,219
Sok Marketler Ticaret AS (a)	3,087	3,477
		9,696
Food Products - 0.0%
Ulker Biskuvi Sanayi AS	1,277	3,501
TOTAL CONSUMER STAPLES		33,555
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	2,574	15,438
Financials - 0.1%
Banks - 0.0%
Turkiye Is Bankasi AS Class C	75,348	23,913
Consumer Finance - 0.0%
Katilimevim Tasarruf Finansman AS	6,821	17,360
Financial Services - 0.1%
Destek Finans Faktoring AS	731	44,166
TOTAL FINANCIALS		85,439
Health Care - 0.0%
Health Care Providers & Services - 0.0%
MLP Saglik Hizmetleri AS (a)(b)(c)	230	2,263
Industrials - 0.2%
Construction & Engineering - 0.1%
Enka Insaat ve Sanayi AS	14,806	34,275
Industrial Conglomerates - 0.1%
KOC Holding AS	11,032	49,368
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS (a)	1,758	10,835
TOTAL INDUSTRIALS		94,478
Information Technology - 0.0%
Software - 0.0%
MIA Teknoloji AS (a)	2,633	2,329
Materials - 0.0%
Chemicals - 0.0%
Sasa Polyester Sanayi AS (a)	115,965	8,059
Metals & Mining - 0.0%
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (a)	242	2,930
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (a)	8,725	7,438
Turk Altin Isletmeleri AS (a)	9,759	8,937
		19,305
TOTAL MATERIALS		27,364
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Kuyumcukent Gayrimenkul Yatirimlari AS (a)	3,709	6,822
Ufuk Yatirim Yonetim ve Gayrimenkul AS (a)	176	6,041
TOTAL REAL ESTATE		12,863
Utilities - 0.0%
Gas Utilities - 0.0%
Enerya Enerji AS	5,003	985
Independent Power and Renewable Electricity Producers - 0.0%
Margun Enerji Uretim Sanayi VE Ticaret AS	5,307	7,523
TOTAL UTILITIES		8,508
TOTAL TURKEY		307,221
UNITED ARAB EMIRATES - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Emirates Telecommunications Group Co PJSC	10,147	51,383
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Americana Restaurants International PLC - Foreign Co	25,373	13,747
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ADNOC Logistics & Services	11,904	19,024
Financials - 0.3%
Banks - 0.3%
Abu Dhabi Islamic Bank PJSC	10,545	62,930
Emirates NBD Bank PJSC	17,074	134,803
TOTAL FINANCIALS		197,733
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Pure Health Holding PJSC	6,672	3,868
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Dubai Investments PJSC (a)	11,246	12,431
Modon Holding PSC (a)	27,758	22,142
TOTAL INDUSTRIALS		34,573
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	32,938	69,138
Emaar Development PJSC	5,961	23,662
TOTAL REAL ESTATE		92,800
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	25,591	18,463
TOTAL UNITED ARAB EMIRATES		431,591
UNITED KINGDOM - 6.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
BT Group PLC	43,320	127,652
Interactive Media & Services - 0.1%
Autotrader Group PLC (b)(c)	7,281	48,979
Rightmove PLC	3,651	21,531
		70,510
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC	6,924	11,017
TOTAL COMMUNICATION SERVICES		209,179
Consumer Discretionary - 0.2%
Diversified Consumer Services - 0.1%
Pearson PLC	5,515	81,385
Hotels, Restaurants & Leisure - 0.1%
Compass Group PLC	2,382	67,292
Household Durables - 0.0%
Barratt Redrow PLC	12,398	42,225
Persimmon PLC	571	8,212
		50,437
Specialty Retail - 0.0%
Kingfisher PLC	14,786	58,143
TOTAL CONSUMER DISCRETIONARY		257,257
Consumer Staples - 1.1%
Beverages - 0.2%
Diageo PLC	10,537	213,052
Consumer Staples Distribution & Retail - 0.1%
J Sainsbury PLC	9,387	41,999
Marks & Spencer Group PLC	17,935	80,561
Tesco PLC	6,576	43,135
		165,695
Household Products - 0.0%
Reckitt Benckiser Group PLC	780	49,630
Personal Care Products - 0.2%
Unilever PLC	4,983	290,584
Tobacco - 0.6%
British American Tobacco PLC	7,069	416,329
Imperial Brands PLC	4,027	152,996
		569,325
TOTAL CONSUMER STAPLES		1,288,286
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
DCC PLC	248	18,695
Financials - 2.1%
Banks - 1.5%
Barclays PLC	26,278	154,460
HSBC Holdings PLC	45,502	837,229
Lloyds Banking Group PLC	229,549	312,027
NatWest Group PLC	32,925	262,606
Standard Chartered PLC	8,890	226,382
		1,792,704
Capital Markets - 0.2%
3i Group PLC	5,173	179,905
London Stock Exchange Group PLC	679	88,237
		268,142
Financial Services - 0.1%
M&G PLC	19,745	81,329
Insurance - 0.3%
Beazley PLC	5,226	90,740
Hiscox Ltd	868	18,284
Legal & General Group PLC	38,811	132,928
Standard Life PLC	7,017	72,186
		314,138
TOTAL FINANCIALS		2,456,313
Health Care - 1.1%
Health Care Equipment & Supplies - 0.1%
Convatec Group PLC (b)(c)	4,945	14,181
Smith & Nephew PLC	7,200	111,412
		125,593
Pharmaceuticals - 1.0%
Astrazeneca PLC	4,130	783,863
GSK PLC	14,538	381,150
		1,165,013
TOTAL HEALTH CARE		1,290,606
Industrials - 0.9%
Aerospace & Defense - 0.6%
Babcock International Group PLC	3,357	50,408
BAE Systems PLC	11,188	311,178
Rolls-Royce Holdings PLC	19,795	318,533
		680,119
Machinery - 0.0%
Weir Group PLC/The	2,264	81,763
Passenger Airlines - 0.1%
International Consolidated Airlines Group SA	19,902	100,688
Professional Services - 0.1%
RELX PLC	2,994	109,180
Trading Companies & Distributors - 0.1%
Bunzl PLC	2,826	93,162
TOTAL INDUSTRIALS		1,064,912
Information Technology - 0.1%
Software - 0.1%
Sage Group PLC/The	7,748	92,408
Real Estate - 0.0%
Diversified REITs - 0.0%
Land Securities Group PLC	6,496	52,269
Industrial REITs - 0.0%
Tritax Big Box REIT PLC	15,607	32,067
TOTAL REAL ESTATE		84,336
Utilities - 0.4%
Electric Utilities - 0.2%
SSE PLC	5,643	202,044
Multi-Utilities - 0.2%
National Grid PLC	10,071	180,277
Water Utilities - 0.0%
United Utilities Group PLC	5,906	117,093
TOTAL UTILITIES		499,414
TOTAL UNITED KINGDOM		7,261,406
UNITED STATES - 4.6%
Communication Services - 0.1%
Entertainment - 0.1%
Spotify Technology SA (a)	294	131,286
Consumer Discretionary - 0.2%
Automobiles - 0.1%
Stellantis NV (Italy) (a)	16,189	117,972
Hotels, Restaurants & Leisure - 0.1%
InterContinental Hotels Group PLC	1,011	144,674
TOTAL CONSUMER DISCRETIONARY		262,646
Consumer Staples - 0.6%
Food Products - 0.6%
JBS NV depository receipt	3,185	50,916
Nestle SA	6,723	680,634
TOTAL CONSUMER STAPLES		731,550
Energy - 1.0%
Energy Equipment & Services - 0.0%
Tenaris SA	2,898	92,508
Oil, Gas & Consumable Fuels - 1.0%
BP PLC	55,485	439,210
DHT Holdings Inc	1,218	22,509
Shell PLC	14,850	675,182
		1,136,901
TOTAL ENERGY		1,229,409
Financials - 0.1%
Insurance - 0.1%
Swiss Re AG	413	66,574
Health Care - 1.8%
Health Care Equipment & Supplies - 0.2%
Alcon AG	2,451	182,629
Life Sciences Tools & Services - 0.0%
ICON PLC (a)	222	26,269
Pharmaceuticals - 1.6%
Haleon PLC	10,613	49,009
Novartis AG	5,038	744,564
Roche Holding AG	2,230	908,726
Sanofi SA	2,333	218,314
		1,920,613
TOTAL HEALTH CARE		2,129,511
Industrials - 0.6%
Commercial Services & Supplies - 0.0%
Waste Connections Inc	279	45,959
Construction & Engineering - 0.0%
Ferrovial SE	279	19,136
Electrical Equipment - 0.5%
Schneider Electric SE	1,301	413,991
Professional Services - 0.1%
Experian PLC	4,805	175,810
TOTAL INDUSTRIALS		654,896
Information Technology - 0.0%
Software - 0.0%
JFrog Ltd (a)	898	41,702
Materials - 0.2%
Construction Materials - 0.2%
Buzzi SpA	252	13,759
Holcim AG	582	54,083
James Hardie Industries PLC depository receipt (a)	5,058	107,913
Titan SA (Greece)	106	5,690
TOTAL MATERIALS		181,445
TOTAL UNITED STATES		5,429,019
TOTAL COMMON STOCKS (Cost $102,947,843)		111,124,156

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Porsche Automobil Holding SE	1,339	48,721
Volkswagen AG non-voting shares	1,336	135,482

TOTAL GERMANY		184,203
KOREA (SOUTH) - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co non-voting shares	25	4,253
Hyundai Motor Co Series 2	102	17,306
TOTAL CONSUMER DISCRETIONARY		21,559
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd non-voting shares	1,497	162,614
TOTAL KOREA (SOUTH)		184,173
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $374,115)		368,376

Money Market Funds - 3.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $4,560,777)	3.69	4,559,865	4,560,777

TOTAL INVESTMENT IN SECURITIES - 98.3% (Cost $107,882,735)	116,053,309
NET OTHER ASSETS (LIABILITIES) - 1.7%	2,021,842
NET ASSETS - 100.0%	118,075,151

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	25	6/2026	3,807,625	112,130
ICE MSCI Emerging Markets Index Contracts (United States)	30	6/2026	2,451,300	81,823
TMX S&P/TSX 60 Index Contracts (Canada)	1	6/2026	292,149	17,568

TOTAL FUTURES CONTRACTS				211,521
The notional amount of long futures as a percentage of Net Assets is 5.5%.

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,187,586 or 1.9% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,400,251 or 2.0% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Level 3 security.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,145,797	47,827,064	46,412,085	69,762	1	-	4,560,777	4,559,865	0.0%
Fidelity Securities Lending Cash Central Fund	-	16,270	16,270	7	-	-	-	-	0.0%
Total	3,145,797	47,843,334	46,428,355	69,769	1	-	4,560,777

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	5,154,224	1,197,272	3,956,952	-
Consumer Discretionary	9,236,995	1,873,465	7,363,530	-
Consumer Staples	5,740,569	1,889,443	3,851,126	-
Energy	5,729,575	3,087,417	2,642,158	-
Financials	26,517,556	10,787,189	15,730,367	-
Health Care	7,593,079	2,719,818	4,873,261	-
Industrials	17,098,437	4,634,075	12,464,362	-
Information Technology	20,143,527	1,817,060	18,326,467	-
Materials	8,004,520	3,108,623	4,868,765	27,132
Real Estate	2,112,626	612,975	1,499,651	-
Utilities	3,793,048	1,575,449	2,190,466	27,133

Non-Convertible Preferred Stocks
Consumer Discretionary	205,762	-	205,762	-
Information Technology	162,614	-	162,614	-

Money Market Funds	4,560,777	4,560,777	-	-
Total Investments in Securities:	116,053,309	37,863,563	78,135,481	54,265
Derivative Instruments:

Assets
Futures Contracts	211,521	211,521	-	-
Total Assets	211,521	211,521	-	-
Total Derivative Instruments:	211,521	211,521	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	211,521	-
Total Equity Risk	211,521	-
Total Value of Derivatives	211,521	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $103,321,958)	$111,492,532
Fidelity Central Funds (cost $4,560,777)	4,560,777

Total Investment in Securities (cost $107,882,735)		$116,053,309
Segregated cash with brokers for derivative instruments		223,250
Cash		4,391
Foreign currency held at value (cost $193,026)		194,722
Receivable for investments sold		18,925
Receivable for fund shares sold		1,295,677
Dividends receivable		358,814
Distributions receivable from Fidelity Central Funds		12,078
Receivable for variation margin on futures contracts		118,603
Other receivables		78
Total assets		118,279,847
Liabilities
Payable for investments purchased on a delayed delivery basis	$6,725
Payable for fund shares redeemed	197,971
Total liabilities		204,696
Net Assets		$118,075,151
Net Assets consist of:
Paid in capital		$107,862,618
Total accumulated earnings (loss)		10,212,533
Net Assets		$118,075,151
Net Asset Value, offering price and redemption price per share ($118,075,151 ÷ 9,928,848 shares)		$11.89
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$1,107,231
Interest		3,038
Income from Fidelity Central Funds (including $7 from security lending)		69,769
Income before foreign taxes withheld		$1,180,038
Less foreign taxes withheld		(104,524)
Total income		1,075,514
Expenses
Independent trustees' fees and expenses	$64
Total expenses		64
Net Investment income (loss)		1,075,450
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	883,594
Fidelity Central Funds	1
Foreign currency transactions	(16,306)
Futures contracts	231,326
Total net realized gain (loss)		1,098,615
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	6,742,796
Assets and liabilities in foreign currencies	6,325
Futures contracts	192,396
Total change in net unrealized appreciation (depreciation)		6,941,517
Net gain (loss)		8,040,132
Net increase (decrease) in net assets resulting from operations		$9,115,582
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	For the period July 24, 2025 (commencement of operations) through October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,075,450	$175,208
Net realized gain (loss)	1,098,615	98,699
Change in net unrealized appreciation (depreciation)	6,941,517	1,445,106
Net increase (decrease) in net assets resulting from operations	9,115,582	1,719,013
Distributions to shareholders	(622,062)	-

Share transactions
Proceeds from sales of shares	109,661,384	34,705,443
Reinvestment of distributions	345,000	-
Cost of shares redeemed	(36,492,928)	(356,281)

Net increase (decrease) in net assets resulting from share transactions	73,513,456	34,349,162
Total increase (decrease) in net assets	82,006,976	36,068,175

Net Assets
Beginning of period	36,068,175	-
End of period	$118,075,151	$36,068,175

Other Information
Shares
Sold	9,790,397	3,417,149
Issued in reinvestment of distributions	32,455	-
Redeemed	(3,277,661)	(33,492)
Net increase (decrease)	6,545,191	3,383,657

Financial Highlights
Fidelity Flex® International Focused Index Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.66	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.16	.07
Net realized and unrealized gain (loss)	1.21	.59
Total from investment operations	1.37	.66
Distributions from net investment income	(.11)	-
Distributions from net realized gain	(.03)	-
Total distributions	(.14)	-
Net asset value, end of period	$11.89	$10.66
Total Return D,E	12.99%	6.60%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-% I	-% I
Expenses net of fee waivers, if any H	- % I	-% I
Expenses net of all reductions, if any H	-% I	-% I
Net investment income (loss)	2.87% I	2.37% I
Supplemental Data
Net assets, end of period (000 omitted)	$118,075	$36,068
Portfolio turnover rate J	90 % I	15% K

AFor the period July 24, 2025 (commencement of operations) through October 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Flex International Focused Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, future transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$12,937,512
Gross unrealized depreciation	(5,230,809)
Net unrealized appreciation (depreciation)	$7,706,703
Tax cost	$108,558,127

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex International Focused Index Fund	102,961,409	32,270,046
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including National Financial Services (NFS), an affiliate of the investment adviser. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income earned is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Flex International Focused Index Fund	-	-
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Flex International Focused Index Fund	26%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9918049.100
FXI-SANN-0626
Fidelity® SAI Emerging Markets Momentum Index Fund

Semi-Annual Report
April 30, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
The MSCI indexes are the exclusive property of MSCI Inc. ("MSCI"). MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Fidelity. The financial products referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such financial products or any index on which such financial products are based. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Emerging Markets Momentum Index Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.2%
	Shares	Value ($)
BRAZIL - 4.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	14,600	115,725
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Vibra Energia SA	202,700	1,363,122
Financials - 2.4%
Banks - 1.9%
Banco Bradesco SA	320,800	1,083,197
Banco Bradesco SA (PN)	1,144,900	4,466,955
NU Holdings Ltd/Cayman Islands Class A (a)	328,410	4,755,377
		10,305,529
Capital Markets - 0.5%
Banco BTG Pactual SA unit	230,500	2,762,202
TOTAL FINANCIALS		13,067,731
Industrials - 0.4%
Aerospace & Defense - 0.4%
Embraer SA	143,400	2,231,014
Utilities - 1.1%
Electric Utilities - 0.7%
Axia Energia SA	203,200	2,546,259
Axia Energia SA Series B	44,200	612,773
Axia Energia SA Series C	64,900	785,725
		3,944,757
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (a)	26,200	143,280
Water Utilities - 0.4%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	356,995	2,389,916
TOTAL UTILITIES		6,477,953
TOTAL BRAZIL		23,255,545
CHILE - 1.0%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Falabella SA	184,254	1,115,996
Financials - 0.5%
Banks - 0.5%
Banco de Chile	9,406,812	1,763,418
Banco de Credito e Inversiones SA	17,515	1,183,485
TOTAL FINANCIALS		2,946,903
Industrials - 0.2%
Passenger Airlines - 0.2%
Latam Airlines Group SA	39,934,168	949,746
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Parque Arauco SA	143,080	639,226
Parque Arauco SA rights 6/2/2026 (a)	11,983	0
TOTAL REAL ESTATE		639,226
TOTAL CHILE		5,651,871
CHINA - 19.4%
Communication Services - 2.4%
Interactive Media & Services - 2.4%
Bilibili Inc Z Shares (a)	49,540	1,088,601
JOYY Inc Class A ADR	5,760	339,782
Tencent Holdings Ltd	195,100	11,848,866
TOTAL COMMUNICATION SERVICES		13,277,249
Consumer Discretionary - 3.6%
Broadline Retail - 1.8%
Alibaba Group Holding Ltd	600,100	9,890,256
Diversified Consumer Services - 0.5%
New Oriental Education & Technology Group Inc	305,200	1,665,325
TAL Education Group Class A ADR (a)	92,638	1,030,134
		2,695,459
Hotels, Restaurants & Leisure - 1.0%
H World Group Ltd	382,500	1,974,897
Yum China Holdings Inc (Hong Kong)	74,200	3,630,848
		5,605,745
Specialty Retail - 0.1%
China Tourism Group Duty Free Corp Ltd A Shares (China)	35,000	337,785
China Tourism Group Duty Free Corp Ltd H Shares (b)(c)	24,100	196,301
		534,086
Textiles, Apparel & Luxury Goods - 0.2%
Li Ning Co Ltd	512,000	1,332,977
TOTAL CONSUMER DISCRETIONARY		20,058,523
Consumer Staples - 0.6%
Beverages - 0.4%
Nongfu Spring Co Ltd H Shares (b)(c)	355,400	2,149,339
Consumer Staples Distribution & Retail - 0.2%
JD Health International Inc (a)(b)(c)	218,300	1,290,129
Personal Care Products - 0.0%
Hengan International Group Co Ltd	144,500	495,398
TOTAL CONSUMER STAPLES		3,934,866
Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
China Coal Energy Co Ltd A Shares (China) (a)	80,300	220,278
China Coal Energy Co Ltd H Shares	418,000	782,011
COSCO SHIPPING Energy Transportation Co Ltd A Shares (China)	70,900	223,878
COSCO SHIPPING Energy Transportation Co Ltd H Shares	288,000	674,285
PetroChina Co Ltd A Shares (China)	723,300	1,295,370
PetroChina Co Ltd H Shares	4,590,000	7,080,141
Yankuang Energy Group Co Ltd H Shares	708,000	1,485,497
TOTAL ENERGY		11,761,460
Financials - 3.7%
Banks - 0.8%
Agricultural Bank of China Ltd A Shares (China)	2,041,700	2,066,351
Chongqing Rural Commercial Bank Co Ltd H Shares	465,000	415,083
Industrial & Commercial Bank of China Ltd A Shares (China)	1,685,700	1,837,238
		4,318,672
Capital Markets - 0.5%
China International Capital Corp Ltd H Shares (b)(c)	310,400	810,359
CITIC Securities Co Ltd A Shares (China)	199,400	797,911
GF Securities Co Ltd A Shares (China)	102,400	319,509
GF Securities Co Ltd H Shares	199,200	451,611
Orient Securities Co Ltd/China A Shares (China) (d)	123,500	168,931
		2,548,321
Insurance - 2.4%
China Life Insurance Co Ltd A Shares (China)	93,600	504,329
China Life Insurance Co Ltd H Shares	1,655,000	6,105,385
China Pacific Insurance Group Co Ltd A Shares (China)	114,800	628,731
China Pacific Insurance Group Co Ltd H Shares	574,200	2,506,595
China Taiping Insurance Holdings Co Ltd	312,000	891,976
New China Life Insurance Co Ltd A Shares (China)	37,500	355,489
New China Life Insurance Co Ltd H Shares	215,800	1,417,211
People's Insurance Co Group of China Ltd/The H Shares	1,888,000	1,291,801
		13,701,517
TOTAL FINANCIALS		20,568,510
Health Care - 1.2%
Biotechnology - 0.7%
Innovent Biologics Inc (a)(b)(c)	316,500	3,695,907
Life Sciences Tools & Services - 0.4%
Wuxi Apptec Co Ltd A Shares (China)	42,000	681,015
Wuxi Apptec Co Ltd H Shares (b)(c)	77,100	1,354,486
		2,035,501
Pharmaceuticals - 0.1%
Hansoh Pharmaceutical Group Co Ltd (b)(c)	238,000	1,139,941
TOTAL HEALTH CARE		6,871,349
Industrials - 1.4%
Air Freight & Logistics - 0.4%
ZTO Express Cayman Inc A Shares	93,250	2,362,848
Commercial Services & Supplies - 0.1%
China Everbright Environment Group Ltd	779,000	560,138
Electrical Equipment - 0.1%
Goldwind Science & Technology Co Ltd A Shares (China)	64,600	262,258
Goldwind Science & Technology Co Ltd H Shares	172,200	382,237
		644,495
Machinery - 0.2%
Sinotruk Hong Kong Ltd	147,500	725,510
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	134,900	157,654
Zoomlion Heavy Industry Science and Technology Co Ltd H Shares	344,200	346,640
		1,229,804
Marine Transportation - 0.5%
COSCO SHIPPING Holdings Co Ltd A Shares (China)	215,500	446,673
COSCO SHIPPING Holdings Co Ltd H Shares	533,500	981,916
SITC International Holdings Co Ltd	248,000	1,038,369
		2,466,958
Passenger Airlines - 0.1%
China Eastern Airlines Corp Ltd A Shares (China) (a)	305,800	194,003
China Eastern Airlines Corp Ltd H Shares (a)	392,000	193,912
China Southern Airlines Co Ltd H Shares (a)	392,000	199,383
		587,298
TOTAL INDUSTRIALS		7,851,541
Information Technology - 0.9%
Communications Equipment - 0.5%
Zhongji Innolight Co Ltd A Shares (China)	19,300	2,439,029
Electronic Equipment, Instruments & Components - 0.4%
Foxconn Industrial Internet Co Ltd A Shares (China)	257,900	2,396,447
TOTAL INFORMATION TECHNOLOGY		4,835,476
Materials - 3.5%
Chemicals - 0.4%
Ganfeng Lithium Group Co Ltd A Shares (China)	28,000	366,489
Ganfeng Lithium Group Co Ltd H Shares (b)(c)	100,200	1,077,763
Qinghai Salt Lake Industry Co Ltd A Shares (China) (a)	94,200	546,499
Tianqi Lithium Corp A Shares (China) (a)	26,800	316,266
Tianqi Lithium Corp H Shares (a)	36,000	307,006
		2,614,023
Metals & Mining - 3.1%
China Gold International Resources Corp Ltd	52,900	1,136,311
China Hongqiao Group Ltd	567,000	2,400,139
CMOC Group Ltd A Shares (China)	304,800	841,353
CMOC Group Ltd H Shares	813,000	1,858,920
Jiangxi Copper Co Ltd H Shares	146,000	693,860
MMG Ltd (a)	892,000	962,366
Shandong Gold Mining Co Ltd H Shares (b)(c)	148,750	544,886
Zhaojin Mining Industry Co Ltd H Shares	346,500	1,273,146
Zijin Mining Group Co Ltd A Shares (China)	351,600	1,732,785
Zijin Mining Group Co Ltd H Shares	1,240,000	5,758,563
		17,202,329
TOTAL MATERIALS		19,816,352
Utilities - 0.0%
Water Utilities - 0.0%
Guangdong Investment Ltd	586,000	615,671
TOTAL CHINA		109,590,997
COLOMBIA - 0.2%
Financials - 0.2%
Banks - 0.2%
Grupo Cibest SA	61,201	1,268,934
CZECH REPUBLIC - 0.1%
Financials - 0.1%
Banks - 0.1%
Komercni Banka AS	15,701	835,793
EGYPT - 0.3%
Financials - 0.3%
Banks - 0.3%
Commercial International Bank - Egypt (CIB)	616,447	1,552,039
Financial Services - 0.0%
Fawry for Banking & Payment Technology Services SAE (a)	488,918	173,884
TOTAL EGYPT		1,725,923
GREECE - 1.7%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Motor Oil Hellas Corinth Refineries SA	14,054	626,790
Financials - 1.6%
Banks - 1.6%
Alpha Bank SA	439,244	1,762,789
Eurobank SA	533,295	2,303,318
National Bank of Greece SA	177,448	2,795,916
Piraeus Bank SA	219,085	2,044,176
TOTAL FINANCIALS		8,906,199
TOTAL GREECE		9,532,989
HONG KONG - 0.4%
Consumer Staples - 0.4%
Food Products - 0.4%
WH Group Ltd (b)(c)	1,668,500	2,040,654
HUNGARY - 1.3%
Financials - 1.3%
Banks - 1.3%
OTP Bank Nyrt	54,418	7,295,656
INDIA - 7.7%
Communication Services - 0.7%
Wireless Telecommunication Services - 0.7%
Bharti Airtel Ltd	192,025	3,838,717
Consumer Discretionary - 3.4%
Automobile Components - 0.1%
Bharat Forge Ltd	21,057	419,772
Automobiles - 2.5%
Eicher Motors Ltd	31,131	2,342,541
Hero MotoCorp Ltd	29,387	1,588,045
Mahindra & Mahindra Ltd	149,457	4,901,973
Maruti Suzuki India Ltd	25,323	3,572,730
TVS Motor Co Ltd	52,866	1,957,806
		14,363,095
Textiles, Apparel & Luxury Goods - 0.8%
Titan Co Ltd	92,862	4,311,257
TOTAL CONSUMER DISCRETIONARY		19,094,124
Consumer Staples - 0.1%
Food Products - 0.1%
Britannia Industries Ltd	19,665	1,195,897
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Bharat Petroleum Corp Ltd	444,157	1,414,331
Financials - 1.2%
Banks - 0.9%
State Bank of India	410,857	4,647,388
Insurance - 0.3%
SBI Life Insurance Co Ltd (b)(c)	96,155	1,846,798
TOTAL FINANCIALS		6,494,186
Industrials - 1.4%
Aerospace & Defense - 0.6%
Bharat Electronics Ltd	763,557	3,485,936
Construction & Engineering - 0.2%
Larsen & Toubro Ltd	21,461	911,696
Machinery - 0.4%
Tata Motors Ltd /new (a)	467,122	2,041,076
Transportation Infrastructure - 0.2%
Adani Ports & Special Economic Zone Ltd	68,989	1,212,245
TOTAL INDUSTRIALS		7,650,953
Materials - 0.6%
Metals & Mining - 0.6%
Hindalco Industries Ltd	294,652	3,237,349
Vedanta Aluminium Metal Ltd (d)	67,302	85,821
Vedanta Iron and Steel Ltd (d)	67,302	85,820
Vedanta Ltd	67,302	193,284
TOTAL MATERIALS		3,602,274
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Malco Energy Ltd (d)	67,302	85,821
Talwandi Sabo Power Ltd (d)	67,302	85,820
TOTAL UTILITIES		171,641
TOTAL INDIA		43,462,123
KOREA (SOUTH) - 19.9%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
HD Hyundai Co Ltd	9,744	2,082,085
S-Oil Corp	9,271	849,187
TOTAL ENERGY		2,931,272
Financials - 1.9%
Banks - 1.3%
KB Financial Group Inc	63,902	7,042,519
Capital Markets - 0.6%
Korea Investment Holdings Co Ltd	8,673	1,434,325
Mirae Asset Securities Co Ltd	44,749	2,000,420
		3,434,745
TOTAL FINANCIALS		10,477,264
Industrials - 5.1%
Electrical Equipment - 0.8%
HD Hyundai Electric Co Ltd	1,482	1,282,580
LS Electric Co Ltd	17,025	3,290,571
		4,573,151
Industrial Conglomerates - 2.9%
Samsung C&T Corp	13,898	2,857,651
SK Inc	8,068	2,363,632
SK Square Co Ltd (a)	18,692	10,948,593
		16,169,876
Machinery - 1.4%
Hanwha Ocean Co Ltd (a)	23,893	2,151,483
HD Hyundai Heavy Industries Co Ltd	4,745	2,223,912
Samsung Heavy Industries Co Ltd (a)	156,156	3,461,665
		7,837,060
TOTAL INDUSTRIALS		28,580,087
Information Technology - 12.2%
Semiconductors & Semiconductor Equipment - 5.2%
SK Hynix Inc	32,572	29,233,141
Technology Hardware, Storage & Peripherals - 7.0%
Samsung Electronics Co Ltd	260,274	39,445,649
TOTAL INFORMATION TECHNOLOGY		68,678,790
Utilities - 0.2%
Electric Utilities - 0.2%
Korea Electric Power Corp	54,741	1,650,671
TOTAL KOREA (SOUTH)		112,318,084
KUWAIT - 0.9%
Financials - 0.9%
Banks - 0.9%
Kuwait Finance House KSCP	2,031,253	5,218,504
MALAYSIA - 0.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telekom Malaysia Bhd	426,600	804,759
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Petronas Dagangan Bhd	76,200	388,254
Consumer Staples - 0.4%
Food Products - 0.4%
IOI Corp Bhd	713,400	782,505
SD Guthrie Bhd	831,200	1,308,480
TOTAL CONSUMER STAPLES		2,090,985
Financials - 0.2%
Banks - 0.2%
AMMB Holdings Bhd	649,100	1,006,180
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Sunway Bhd	457,700	620,066
TOTAL MALAYSIA		4,910,244
MEXICO - 0.9%
Materials - 0.7%
Metals & Mining - 0.7%
Grupo Mexico SAB de CV Series B	179,900	1,969,080
Industrias Penoles SAB de CV (a)	39,825	2,007,836
TOTAL MATERIALS		3,976,916
Real Estate - 0.2%
Industrial REITs - 0.2%
Prologis Property Mexico SA de CV	241,300	1,104,108
TOTAL MEXICO		5,081,024
PERU - 1.2%
Financials - 0.9%
Banks - 0.9%
Credicorp Ltd	15,124	4,902,747
Materials - 0.3%
Metals & Mining - 0.3%
Cia de Minas Buenaventura SAA ADR	50,982	1,661,503
TOTAL PERU		6,564,250
POLAND - 1.7%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
LPP SA	285	1,720,315
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
ORLEN SA	129,186	4,737,200
Financials - 0.5%
Banks - 0.1%
mBank SA (a)	2,934	923,957
Insurance - 0.4%
Powszechny Zaklad Ubezpieczen SA	120,615	2,116,287
TOTAL FINANCIALS		3,040,244
TOTAL POLAND		9,497,759
SAUDI ARABIA - 0.7%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Etihad Etisalat Co	64,189	1,112,461
Financials - 0.5%
Banks - 0.5%
Al Rajhi Bank	160,296	2,929,820
TOTAL SAUDI ARABIA		4,042,281
SOUTH AFRICA - 4.5%
Communication Services - 0.9%
Wireless Telecommunication Services - 0.9%
MTN Group Ltd	390,903	4,904,621
Financials - 1.6%
Banks - 1.6%
Capitec Bank Holdings Ltd	19,637	5,098,806
Standard Bank Group Ltd	194,346	3,739,214
TOTAL FINANCIALS		8,838,020
Materials - 2.0%
Metals & Mining - 2.0%
Gold Fields Ltd	126,723	5,368,271
Impala Platinum Holdings Ltd	148,395	2,080,060
Northam Platinum Holdings Ltd	77,467	1,488,185
Sibanye Stillwater Ltd	629,943	1,883,264
Valterra Platinum Ltd	6,219	500,897
TOTAL MATERIALS		11,320,677
Real Estate - 0.0%
Diversified REITs - 0.0%
Growthpoint Properties Ltd	80,139	78,660
TOTAL SOUTH AFRICA		25,141,978
TAIWAN - 26.7%
Financials - 2.0%
Banks - 1.4%
E.Sun Financial Holding Co Ltd	3,448,000	3,490,157
SinoPac Financial Holdings Co Ltd	3,225,000	3,170,110
TS Financial Holding Co Ltd	1,637,000	1,238,744
		7,899,011
Financial Services - 0.6%
Yuanta Financial Holding Co Ltd	2,079,000	3,455,373
TOTAL FINANCIALS		11,354,384
Industrials - 0.6%
Electrical Equipment - 0.6%
Bizlink Holding Inc	39,000	3,513,076
Information Technology - 24.0%
Communications Equipment - 1.4%
Accton Technology Corp	109,000	8,008,191
Electronic Equipment, Instruments & Components - 5.3%
Chroma ATE Inc	89,000	6,100,751
Delta Electronics Inc	192,000	13,506,933
Elite Material Co Ltd	67,000	10,015,077
		29,622,761
Semiconductors & Semiconductor Equipment - 16.0%
Hon Precision Inc	16,928	2,665,103
King Yuan Electronics Co Ltd	62,000	608,127
Macronix International Co Ltd (a)	414,000	2,075,720
Nanya Technology Corp (a)	262,000	1,860,697
Phison Electronics Corp	38,000	2,385,452
Powerchip Semiconductor Manufacturing Corp (a)	725,000	1,233,071
Taiwan Semiconductor Manufacturing Co Ltd	1,098,000	76,467,760
Winbond Electronics Corp	691,000	2,045,108
		89,341,038
Technology Hardware, Storage & Peripherals - 1.3%
Asia Vital Components Co Ltd	72,000	6,612,812
Wiwynn Corp	6,000	903,710
		7,516,522
TOTAL INFORMATION TECHNOLOGY		134,488,512
Materials - 0.1%
Chemicals - 0.1%
Nan Ya Plastics Corp	110,000	316,747
TOTAL TAIWAN		149,672,719
THAILAND - 0.5%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
Advanced Info Service PCL depository receipt	220,400	2,305,488
Financials - 0.1%
Banks - 0.1%
Kiatnakin Phatra Bank PCL depository receipt	87,500	212,615
Tisco Financial Group PCL depository receipt	87,300	293,742
TOTAL FINANCIALS		506,357
TOTAL THAILAND		2,811,845
TURKEY - 0.4%
Industrials - 0.4%
Aerospace & Defense - 0.4%
Aselsan Elektronik Sanayi Ve Ticaret AS	252,746	2,350,716
UNITED ARAB EMIRATES - 2.0%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Abu Dhabi National Oil Co for Distribution PJSC	373,306	372,991
Financials - 1.0%
Banks - 1.0%
Abu Dhabi Islamic Bank PJSC	309,707	1,848,242
Emirates NBD Bank PJSC	497,111	3,924,810
TOTAL FINANCIALS		5,773,052
Industrials - 0.1%
Passenger Airlines - 0.1%
Air Arabia PJSC	508,903	685,816
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Emaar Development PJSC	164,686	653,704
Emaar Properties PJSC	1,225,977	3,938,507
TOTAL REAL ESTATE		4,592,211
TOTAL UNITED ARAB EMIRATES		11,424,070
UNITED STATES - 0.7%
Health Care - 0.7%
Biotechnology - 0.7%
BeOne Medicines Ltd H Shares (a)	169,800	3,854,319
TOTAL COMMON STOCKS (Cost $454,823,447)		547,548,278

Non-Convertible Preferred Stocks - 2.2%
	Shares	Value ($)
COLOMBIA - 0.3%
Financials - 0.3%
Banks - 0.3%
Grupo Cibest SA non-voting shares	100,625	1,727,375
KOREA (SOUTH) - 1.9%
Financials - 0.1%
Capital Markets - 0.1%
Korea Investment Holdings Co Ltd	1,353	159,061
Mirae Asset Securities Co Ltd	30,601	409,601
TOTAL FINANCIALS		568,662
Information Technology - 1.8%
Technology Hardware, Storage & Peripherals - 1.8%
Samsung Electronics Co Ltd non-voting shares	94,234	10,236,335
TOTAL KOREA (SOUTH)		10,804,997
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $8,793,749)		12,532,372

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $2,078,911)	3.69	2,078,496	2,078,911

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $465,696,107)	562,159,561
NET OTHER ASSETS (LIABILITIES) - 0.2%	1,354,933
NET ASSETS - 100.0%	563,514,494

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	42	6/2026	3,431,820	241,136

The notional amount of long futures as a percentage of Net Assets is 0.6%.

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $16,146,563 or 2.9% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,146,563 or 2.9% of net assets.

(d)	Level 3 security.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	281,681,502	279,604,748	363,346	2,157	-	2,078,911	2,078,496	0.0%
Total	-	281,681,502	279,604,748	363,346	2,157	-	2,078,911

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	26,359,020	6,472,589	19,886,431	-
Consumer Discretionary	44,113,325	5,602,558	38,510,767	-
Consumer Staples	9,262,402	-	9,262,402	-
Energy	21,471,053	5,363,990	16,107,063	-
Financials	117,156,407	64,986,737	52,000,739	168,931
Health Care	10,725,668	-	10,725,668	-
Industrials	54,433,015	6,217,292	48,215,723	-
Information Technology	208,002,778	-	208,002,778	-
Materials	40,694,469	7,126,604	33,396,224	171,641
Real Estate	6,414,205	6,414,205	-	-
Utilities	8,915,936	6,477,953	2,266,342	171,641

Non-Convertible Preferred Stocks
Financials	2,296,037	1,727,375	568,662	-
Information Technology	10,236,335	-	10,236,335	-

Money Market Funds	2,078,911	2,078,911	-	-
Total Investments in Securities:	562,159,561	112,468,214	449,179,134	512,213
Derivative Instruments:

Assets
Futures Contracts	241,136	241,136	-	-
Total Assets	241,136	241,136	-	-
Total Derivative Instruments:	241,136	241,136	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	241,136	-
Total Equity Risk	241,136	-
Total Value of Derivatives	241,136	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $463,617,196)	$560,080,650
Fidelity Central Funds (cost $2,078,911)	2,078,911

Total Investment in Securities (cost $465,696,107)		$562,159,561
Segregated cash with brokers for derivative instruments		198,413
Foreign currency held at value (cost $670,140)		669,485
Dividends receivable		521,633
Distributions receivable from Fidelity Central Funds		33,906
Receivable for variation margin on futures contracts		65,100
Prepaid expenses		15,047
Receivable from investment adviser for expense reductions		2,116
Total assets		563,665,261
Liabilities
Payable to custodian bank	$1,447
Payable for investments purchased	78
Accrued management fee	62,437
Audit fee payable	21,810
Custody fee payable	16,099
Registration fee payable	48,896
Total liabilities		150,767
Net Assets		$563,514,494
Net Assets consist of:
Paid in capital		$467,400,412
Total accumulated earnings (loss)		96,114,082
Net Assets		$563,514,494
Net Asset Value, offering price and redemption price per share ($563,514,494 ÷ 44,768,902 shares)		$12.59
Statement of Operations
For the period November 4, 2025 (commencement of operations) through April 30, 2026 (Unaudited)
Investment Income
Dividends		$2,632,102
Interest		11,690
Income from Fidelity Central Funds		363,346
Income before foreign taxes withheld		$3,007,138
Less foreign taxes withheld		(288,193)
Total income		2,718,945
Expenses
Management fee	$220,357
Custodian fees and expenses	51,130
Independent trustees' fees and expenses	206
Registration fees	64,835
Audit fees	33,508
Legal	75
Miscellaneous	51
Total expenses before reductions	370,162
Expense reductions	(2,911)
Total expenses after reductions		367,251
Net Investment income (loss)		2,351,694
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(729,187)
Fidelity Central Funds	2,157
Foreign currency transactions	120,724
Futures contracts	(2,032,787)
Total net realized gain (loss)		(2,639,093)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	96,463,454
Assets and liabilities in foreign currencies	2,302
Futures contracts	241,136
Total change in net unrealized appreciation (depreciation)		96,706,892
Net gain (loss)		94,067,799
Net increase (decrease) in net assets resulting from operations		$96,419,493
Statement of Changes in Net Assets

For the period November 4, 2025 (commencement of operations) through April 30, 2026 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,351,694
Net realized gain (loss)	(2,639,093)
Change in net unrealized appreciation (depreciation)	96,706,892
Net increase (decrease) in net assets resulting from operations	96,419,493
Distributions to shareholders	(305,411)

Share transactions
Proceeds from sales of shares	477,000,600
Reinvestment of distributions	305,411
Cost of shares redeemed	(9,905,599)

Net increase (decrease) in net assets resulting from share transactions	467,400,412
Total increase (decrease) in net assets	563,514,494

Net Assets
Beginning of period	-
End of period	$563,514,494

Other Information
Shares
Sold	45,729,256
Issued in reinvestment of distributions	30,206
Redeemed	(990,560)
Net increase (decrease)	44,768,902

Financial Highlights
Fidelity® SAI Emerging Markets Momentum Index Fund

Six months ended April 30, 2026 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09
Net realized and unrealized gain (loss)	2.52
Total from investment operations	2.61
Distributions from net investment income	(.02)
Total distributions	(.02)
Net asset value, end of period	$12.59
Total Return D,E	26.15%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.25% H
Expenses net of fee waivers, if any	.25 % H
Expenses net of all reductions, if any	.25% H
Net investment income (loss)	1.59% H
Supplemental Data
Net assets, end of period (000 omitted)	$563,514
Portfolio turnover rate I	30 % J

AFor the period November 4, 2025 (commencement of operations) through April 30, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity SAI Emerging Markets Momentum Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$109,697,667
Gross unrealized depreciation	(14,629,283)
Net unrealized appreciation (depreciation)	$95,068,384
Tax cost	$467,091,177

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Emerging Markets Momentum Index Fund	561,213,143	96,861,305
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .15% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity SAI Emerging Markets Momentum Index Fund	51
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .25% of average net assets. This reimbursement will remain in place through February 28, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $2,116.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $795.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Emerging Markets Momentum Index Fund
At its July 2025 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts) for the fund. FMR and Geode are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers, and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third-party service providers, principally custodians, subcustodians, and pricing vendors. The Board also considered that the fund is offered exclusively to Fidelity's managed account programs and other Fidelity proprietary investment solutions, and is not offered to the general public.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board also considered the fact that it oversees funds managed by FMR and sub-advised by Geode that have similar investment objectives and policies as the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's proposed management fee and total expenses, the Board noted that FMR may agree to waive fees or reimburse expenses from time to time.
Comparisons of Management Fee and Total Expense Ratio. The information provided to the Board indicated that the fund's proposed management fee rate is above the competitive median fee rate of funds with similar Morningstar classifications, regardless of whether their management fee structures are comparable. Further, the information provided to the Board indicated that the projected total net expense ratio of the fund (after the effect of the below referenced contractual expense cap expiring on February 28, 2027) is above the competitive median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure. The Board noted that the competitive peer group includes all foreign and international developed markets funds, only a small subset of which are emerging markets funds. When compared to the smaller group of emerging markets funds within the peer group, the total net expenses of the fund falls within range of such comparable emerging markets funds.
Other Contractual Arrangements. The Board noted that FMR has agreed to contractually limit the fund's total operating expenses, with certain limited exceptions, to 25 basis points through February 28, 2027.
Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data were available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee for the fund was at a level normally associated, by comparison with competitors with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be approved through September 30, 2026.

1.9920994.100
EMM-SANN-0626
Fidelity® U.S. Sustainability Index Fund

Semi-Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The MSCI indexes are the exclusive property of MSCI Inc. ("MSCI"). MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Fidelity. The financial products referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such financial products or any index on which such financial products are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any relevant financial products. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® U.S. Sustainability Index Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 89.6%
	Shares	Value ($)
BRAZIL - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
MercadoLibre Inc (b)	6,651	11,922,782
NETHERLANDS - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	38,770	11,382,484
UNITED STATES - 89.2%
Communication Services - 13.1%
Diversified Telecommunication Services - 0.8%
Comcast Corp Class A	538,203	14,553,009
Verizon Communications Inc	632,669	30,387,092
		44,940,101
Entertainment - 0.9%
Electronic Arts Inc	51,776	10,477,909
Take-Two Interactive Software Inc (b)	30,825	6,589,152
Walt Disney Co/The	273,413	28,366,599
		45,433,660
Interactive Media & Services - 11.3%
Alphabet Inc Class A	856,815	329,702,412
Alphabet Inc Class C	753,153	287,659,257
		617,361,669
Media - 0.1%
Charter Communications Inc Class A (b)	11,358	1,876,000
Fox Corp Class A	37,095	2,355,162
Omnicom Group Inc	47,546	3,647,729
		7,878,891
TOTAL COMMUNICATION SERVICES		715,614,321
Consumer Discretionary - 7.4%
Automobile Components - 0.0%
Aptiv PLC (b)	32,915	1,983,458
Automobiles - 3.1%
Rivian Automotive Inc Class A (b)	95,199	1,561,264
Tesla Inc (b)	442,631	168,921,269
		170,482,533
Broadline Retail - 0.1%
eBay Inc	43,480	4,499,310
Distributors - 0.0%
Genuine Parts Co	21,831	2,340,938
Hotels, Restaurants & Leisure - 1.4%
Booking Holdings Inc	121,425	20,443,113
Darden Restaurants Inc	15,900	3,188,904
Hilton Worldwide Holdings Inc	35,575	11,528,790
McDonald's Corp	112,988	33,172,147
Yum! Brands Inc	40,463	6,459,918
		74,792,872
Household Durables - 0.3%
DR Horton Inc	38,372	5,903,916
Garmin Ltd	21,799	5,474,601
NVR Inc (b)	603	3,808,470
PulteGroup Inc	30,710	3,757,675
		18,944,662
Specialty Retail - 2.4%
AutoZone Inc (b)	2,395	8,871,152
Best Buy Co Inc	23,487	1,420,728
Burlington Stores Inc (b)	9,912	3,171,939
Dick's Sporting Goods Inc	9,875	2,240,835
Home Depot Inc/The	150,218	49,391,678
Lowe's Cos Inc	79,683	19,027,504
O'Reilly Automotive Inc (b)	117,118	11,641,529
TJX Cos Inc/The	171,234	26,840,930
Tractor Supply Co	75,110	2,636,361
Ulta Beauty Inc (b)	7,025	3,775,797
Williams-Sonoma Inc	17,952	3,253,082
		132,271,535
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp (b)	21,925	2,240,735
Lululemon Athletica Inc (b)	15,146	2,085,604
		4,326,339
TOTAL CONSUMER DISCRETIONARY		409,641,647
Consumer Staples - 3.8%
Beverages - 1.7%
Coca-Cola Co/The	649,715	51,171,554
Keurig Dr Pepper Inc	187,693	5,518,174
Monster Beverage Corp (b)	114,299	8,809,024
PepsiCo Inc	194,216	30,781,294
		96,280,046
Consumer Staples Distribution & Retail - 0.4%
Dollar General Corp	31,153	3,610,009
Kroger Co/The	76,240	5,189,657
Sysco Corp	58,203	4,348,346
Target Corp	56,997	7,395,361
		20,543,373
Food Products - 0.2%
Bunge Global SA	24,901	3,164,170
General Mills Inc	82,306	2,906,225
Hormel Foods Corp	40,119	861,355
McCormick & Co Inc/MD	31,336	1,593,122
		8,524,872
Household Products - 1.4%
Church & Dwight Co Inc	41,384	4,016,731
Clorox Co/The	23,175	2,234,997
Colgate-Palmolive Co	125,118	10,680,072
Kimberly-Clark Corp	54,638	5,378,018
Procter & Gamble Co/The	353,523	51,999,699
		74,309,517
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	34,858	2,673,957
Kenvue Inc	303,953	5,328,296
		8,002,253
TOTAL CONSUMER STAPLES		207,660,061
Energy - 1.8%
Energy Equipment & Services - 0.5%
Baker Hughes Co Class A	127,696	8,896,580
Halliburton Co	145,413	6,150,970
SLB Ltd	221,306	12,587,885
		27,635,435
Oil, Gas & Consumable Fuels - 1.3%
Cheniere Energy Inc	33,090	9,098,096
Marathon Petroleum Corp	52,843	13,120,388
ONEOK Inc	77,748	7,188,580
Phillips 66	61,364	10,993,361
Targa Resources Corp	26,808	6,972,225
Valero Energy Corp	48,002	12,124,345
Williams Cos Inc/The	181,372	13,840,497
		73,337,492
TOTAL ENERGY		100,972,927
Financials - 9.7%
Banks - 0.8%
Citizens Financial Group Inc	53,417	3,474,776
Huntington Bancshares Inc/OH	303,787	5,091,470
KeyCorp	78,273	1,730,616
PNC Financial Services Group Inc/The	50,296	11,216,008
Regions Financial Corp	94,818	2,707,054
Truist Financial Corp	178,816	9,209,024
US Bancorp	221,658	12,559,142
		45,988,090
Capital Markets - 3.3%
Ameriprise Financial Inc	15,846	7,523,522
Bank of New York Mellon Corp/The	106,405	14,297,640
Blackrock Inc	21,115	22,500,144
Cboe Global Markets Inc	16,700	5,011,503
Charles Schwab Corp/The	265,623	24,341,693
Intercontinental Exchange Inc	86,862	13,732,014
LPL Financial Holdings Inc	12,214	4,081,064
Moody's Corp	23,044	10,642,871
Morgan Stanley	175,053	33,363,352
Nasdaq Inc	60,815	5,589,507
Northern Trust Corp	28,604	4,757,989
Raymond James Financial Inc	27,395	4,337,176
S&P Global Inc	48,344	20,847,383
State Street Corp	39,947	6,105,499
T Rowe Price Group Inc	35,156	3,616,849
		180,748,206
Consumer Finance - 0.9%
American Express Co	83,136	26,857,085
Capital One Financial Corp	83,606	15,993,828
Synchrony Financial	57,377	4,372,127
		47,223,040
Financial Services - 3.2%
Equitable Holdings Inc	62,480	2,636,656
Fidelity National Information Services Inc	88,391	4,112,833
Fiserv Inc (b)	84,628	5,301,944
Mastercard Inc Class A	138,144	69,475,380
PayPal Holdings Inc	137,570	6,897,760
Visa Inc Class A	270,716	89,292,966
		177,717,539
Insurance - 1.5%
AFLAC Inc	71,789	8,160,256
Allstate Corp/The	39,613	8,606,320
Arch Capital Group Ltd (b)	55,870	5,277,480
Hartford Insurance Group Inc/The	41,413	5,665,713
Marsh & McLennan Cos Inc	71,478	11,987,575
Principal Financial Group Inc	41,747	4,212,690
Progressive Corp/The	89,365	17,987,387
Prudential Financial Inc	53,849	5,283,125
Travelers Companies Inc/The	31,611	9,645,781
Willis Towers Watson PLC	14,907	3,819,173
		80,645,500
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Annaly Capital Management Inc	145,597	3,334,171
TOTAL FINANCIALS		535,656,546
Health Care - 8.9%
Biotechnology - 1.5%
Alnylam Pharmaceuticals Inc (b)	20,736	6,417,585
Amgen Inc	78,902	27,319,818
Biogen Inc (b)	23,048	4,362,525
Gilead Sciences Inc	183,239	23,974,991
Incyte Corp (b)	20,534	1,956,274
Neurocrine Biosciences Inc (b)	13,570	1,786,761
Vertex Pharmaceuticals Inc (b)	37,037	15,828,873
		81,646,827
Health Care Equipment & Supplies - 0.5%
Cooper Cos Inc/The (b)	23,758	1,494,378
Dexcom Inc (b)	54,281	3,232,434
Edwards Lifesciences Corp (b)	87,276	7,287,547
IDEXX Laboratories Inc (b)	12,019	6,740,255
Insulet Corp (b)	9,271	1,595,910
Solventum Corp (b)	19,195	1,292,975
STERIS PLC	14,205	3,080,780
Zimmer Biomet Holdings Inc	23,126	1,906,276
		26,630,555
Health Care Providers & Services - 1.1%
Cencora Inc	31,787	9,790,714
Cigna Group/The	41,177	11,965,213
Elevance Health Inc	33,521	12,617,975
HCA Healthcare Inc	28,315	12,301,452
Humana Inc	17,837	4,217,380
Labcorp Holdings Inc	13,277	3,409,533
Quest Diagnostics Inc	19,587	3,803,795
		58,106,062
Health Care Technology - 0.0%
Veeva Systems Inc Class A (b)	22,873	3,567,502
Life Sciences Tools & Services - 0.7%
Agilent Technologies Inc	42,614	4,924,048
Danaher Corp	99,356	17,779,756
IQVIA Holdings Inc (b)	25,974	4,113,502
Mettler-Toledo International Inc (b)	3,538	4,516,646
Waters Corp (b)	14,739	4,557,741
West Pharmaceutical Services Inc	11,274	3,355,030
		39,246,723
Pharmaceuticals - 5.1%
Bristol-Myers Squibb Co	299,214	18,129,376
Eli Lilly & Co	128,989	120,553,120
Johnson & Johnson	388,332	89,258,110
Merck & Co Inc	387,117	42,265,434
Royalty Pharma PLC Class A	54,984	2,754,149
Zoetis Inc Class A	64,530	7,419,014
		280,379,203
TOTAL HEALTH CARE		489,576,872
Industrials - 7.7%
Aerospace & Defense - 0.9%
Axon Enterprise Inc (b)	10,576	4,249,014
GE Aerospace	162,446	47,097,970
		51,346,984
Air Freight & Logistics - 0.4%
CH Robinson Worldwide Inc	18,201	3,309,124
Expeditors International of Washington Inc	27,481	4,064,165
United Parcel Service Inc Class B	110,509	12,023,379
		19,396,668
Building Products - 0.8%
Allegion plc	17,845	2,453,330
Carrier Global Corp	111,262	7,473,469
Johnson Controls International plc	94,373	13,781,289
Lennox International Inc	6,382	3,413,668
Trane Technologies PLC	35,465	17,467,931
		44,589,687
Commercial Services & Supplies - 0.2%
Cintas Corp	56,021	9,787,429
Veralto Corp	37,357	3,294,887
		13,082,316
Construction & Engineering - 0.4%
EMCOR Group Inc	6,003	5,352,695
Quanta Services Inc	21,325	15,519,695
		20,872,390
Electrical Equipment - 0.6%
Eaton Corp PLC	56,454	24,445,147
Hubbell Inc	6,389	3,246,697
Rockwell Automation Inc	15,526	6,348,737
		34,040,581
Ground Transportation - 0.8%
CSX Corp	270,749	12,300,127
JB Hunt Transport Services Inc	14,382	3,617,504
Old Dominion Freight Line Inc	27,558	5,854,146
Union Pacific Corp	89,202	24,038,155
		45,809,932
Industrial Conglomerates - 0.2%
3M Co	70,492	10,328,488
Machinery - 2.5%
Caterpillar Inc	74,810	66,589,129
CNH Industrial NV Class A	96,416	1,032,615
Cummins Inc	19,560	13,124,956
Deere & Co	36,912	21,773,281
Dover Corp	18,893	4,277,564
Fortive Corp	51,346	3,069,977
Graco Inc	32,595	2,616,401
IDEX Corp	12,616	2,748,396
Illinois Tool Works Inc	39,664	10,233,709
Ingersoll Rand Inc	63,145	5,042,760
Pentair PLC	24,851	2,005,724
Xylem Inc/NY	33,254	3,929,293
		136,443,805
Professional Services - 0.4%
Automatic Data Processing Inc	62,366	13,217,850
Broadridge Financial Solutions Inc	17,696	2,724,830
Paychex Inc	43,532	4,032,369
TransUnion	33,521	2,379,991
		22,355,040
Trading Companies & Distributors - 0.5%
Ferguson Enterprises Inc	34,809	9,318,717
United Rentals Inc	10,246	9,834,521
WW Grainger Inc	7,592	8,816,969
		27,970,207
TOTAL INDUSTRIALS		426,236,098
Information Technology - 32.1%
Electronic Equipment, Instruments & Components - 0.1%
Keysight Technologies Inc (b)	20,315	7,108,422
IT Services - 1.1%
Accenture PLC Class A	98,119	17,534,846
Gartner Inc (b)	13,042	1,936,607
IBM Corporation	152,235	35,163,240
Twilio Inc Class A (b)	24,501	3,627,618
		58,262,311
Semiconductors & Semiconductor Equipment - 19.6%
Advanced Micro Devices Inc (b)	254,758	90,309,163
Analog Devices Inc	81,133	32,636,561
Applied Materials Inc	126,681	49,974,388
First Solar Inc (b)	17,443	3,521,567
Intel Corp (b)	697,022	65,854,639
Lam Research Corp	203,512	52,477,604
Marvell Technology Inc	138,879	22,935,867
NVIDIA Corp	3,567,783	712,022,454
Texas Instruments Inc	143,987	40,471,866
		1,070,204,109
Software - 10.6%
Adobe Inc (b)	72,647	17,878,427
Atlassian Corp Class A (b)	28,213	1,935,129
Autodesk Inc (b)	44,839	10,626,843
Cadence Design Systems Inc (b)	46,720	15,398,445
Fair Isaac Corp (b)	4,001	4,101,025
HubSpot Inc (b)	10,232	2,269,048
Intuit Inc	46,125	17,919,563
Microsoft Corp	1,019,703	415,814,489
Palo Alto Networks Inc (b)	136,547	24,485,608
PTC Inc (b)	33,574	4,576,136
Salesforce Inc	159,200	28,103,576
ServiceNow Inc (b)	178,009	15,719,975
Synopsys Inc (b)	30,079	14,516,125
Trimble Inc (b)	49,652	3,342,573
Workday Inc Class A (b)	41,219	5,045,206
Zscaler Inc (b)	21,660	2,830,529
		584,562,697
Technology Hardware, Storage & Peripherals - 0.7%
Hewlett Packard Enterprise Co	894	25,720
Seagate Technology Holdings PLC	28,438	19,156,974
Western Digital Corp	46,695	20,289,912
		39,472,606
TOTAL INFORMATION TECHNOLOGY		1,759,610,145
Materials - 2.0%
Chemicals - 1.0%
Ecolab Inc	37,936	9,886,122
International Flavors & Fragrances Inc	35,920	2,521,584
Linde PLC	69,123	34,640,300
LyondellBasell Industries NV Class A1	20,552	1,533,179
PPG Industries Inc	42,663	4,628,936
		53,210,121
Construction Materials - 0.3%
CRH PLC	99,939	11,834,776
Martin Marietta Materials Inc	8,600	5,324,002
		17,158,778
Containers & Packaging - 0.1%
Avery Dennison Corp	12,638	2,071,747
Ball Corp	43,528	2,658,690
International Paper Co	54,198	1,648,703
Smurfit Westrock PLC	73,004	2,802,624
		9,181,764
Metals & Mining - 0.6%
Newmont Corp	176,062	19,558,728
Nucor Corp	32,121	7,236,540
Steel Dynamics Inc	21,156	4,837,531
		31,632,799
TOTAL MATERIALS		111,183,462
Real Estate - 1.9%
Health Care REITs - 0.5%
Healthpeak Properties Inc	70,621	1,141,942
Welltower Inc	112,010	24,344,253
		25,486,195
Industrial REITs - 0.3%
Prologis Inc	131,672	18,700,057
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (b)	46,871	6,689,898
Specialized REITs - 1.0%
American Tower Corp	69,033	12,613,019
Crown Castle Inc	64,829	5,755,519
Digital Realty Trust Inc	45,840	9,211,090
Equinix Inc	14,515	15,717,278
Iron Mountain Inc	47,277	5,956,429
SBA Communications Corp Class A	18,091	4,001,729
Weyerhaeuser Co	105,925	2,597,281
		55,852,345
TOTAL REAL ESTATE		106,728,495
Utilities - 0.8%
Electric Utilities - 0.3%
Edison International	47,448	3,297,162
Eversource Energy	40,819	2,885,903
Exelon Corp	123,058	5,659,437
NRG Energy Inc	30,491	4,743,790
Oklo Inc Class A (b)	14,703	1,065,968
		17,652,260
Gas Utilities - 0.1%
Atmos Energy Corp	23,282	4,423,114
Multi-Utilities - 0.3%
CMS Energy Corp	40,309	3,093,313
Consolidated Edison Inc	40,891	4,558,938
NiSource Inc	51,425	2,482,798
Sempra	75,771	7,207,338
		17,342,387
Water Utilities - 0.1%
American Water Works Co Inc	36,448	4,680,652
TOTAL UTILITIES		44,098,413
TOTAL UNITED STATES		4,906,978,987
TOTAL COMMON STOCKS (Cost $2,773,783,143)		4,930,284,253

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (d) (Cost $13,531,330)	3.64	13,549,000	13,531,472

Money Market Funds - 9.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $525,532,833)	3.69	525,427,748	525,532,833

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $3,312,847,306)	5,469,348,558
NET OTHER ASSETS (LIABILITIES) - 0.6%	32,414,744
NET ASSETS - 100.0%	5,501,763,302

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Nasdaq 100 Index Contracts (United States)	207	6/2026	114,247,440	11,909,980
CME E-Mini S&P 500 Index Contracts (United States)	1,265	6/2026	458,167,188	32,967,596

TOTAL FUTURES CONTRACTS				44,877,576
The notional amount of long futures as a percentage of Net Assets is 10.4%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $13,531,472.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	283,664,053	454,985,072	213,109,055	7,623,249	(7,237)	-	525,532,833	525,427,748	0.9%
Total	283,664,053	454,985,072	213,109,055	7,623,249	(7,237)	-	525,532,833

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	715,614,321	715,614,321	-	-
Consumer Discretionary	421,564,429	421,564,429	-	-
Consumer Staples	207,660,061	207,660,061	-	-
Energy	100,972,927	100,972,927	-	-
Financials	535,656,546	535,656,546	-	-
Health Care	489,576,872	489,576,872	-	-
Industrials	426,236,098	426,236,098	-	-
Information Technology	1,770,992,629	1,770,992,629	-	-
Materials	111,183,462	111,183,462	-	-
Real Estate	106,728,495	106,728,495	-	-
Utilities	44,098,413	44,098,413	-	-

U.S. Treasury Obligations	13,531,472	-	13,531,472	-

Money Market Funds	525,532,833	525,532,833	-	-
Total Investments in Securities:	5,469,348,558	5,455,817,086	13,531,472	-
Derivative Instruments:

Assets
Futures Contracts	44,877,576	44,877,576	-	-
Total Assets	44,877,576	44,877,576	-	-
Total Derivative Instruments:	44,877,576	44,877,576	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	44,877,576	-
Total Equity Risk	44,877,576	-
Total Value of Derivatives	44,877,576	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,787,314,473)	$4,943,815,725
Fidelity Central Funds (cost $525,532,833)	525,532,833

Total Investment in Securities (cost $3,312,847,306)		$5,469,348,558
Segregated cash with brokers for derivative instruments		24,205,754
Receivable for fund shares sold		2,205,938
Dividends receivable		2,368,875
Distributions receivable from Fidelity Central Funds		1,537,950
Receivable for variation margin on futures contracts		5,914,044
Total assets		5,505,581,119
Liabilities
Payable for fund shares redeemed	$3,335,604
Accrued management fee	482,213
Total liabilities		3,817,817
Net Assets		$5,501,763,302
Net Assets consist of:
Paid in capital		$3,336,816,917
Total accumulated earnings (loss)		2,164,946,385
Net Assets		$5,501,763,302
Net Asset Value, offering price and redemption price per share ($5,501,763,302 ÷ 171,922,110 shares)		$32.00
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$26,380,536
Interest		474,530
Income from Fidelity Central Funds		7,623,249
Total income		34,478,315
Expenses
Management fee	$2,803,488
Independent trustees' fees and expenses	5,826
Total expenses before reductions	2,809,314
Expense reductions	(148)
Total expenses after reductions		2,809,166
Net Investment income (loss)		31,669,149
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(5,690,414)
Fidelity Central Funds	(7,237)
Futures contracts	(10,638,949)
Total net realized gain (loss)		(16,336,600)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	235,011,814
Futures contracts	33,902,895
Total change in net unrealized appreciation (depreciation)		268,914,709
Net gain (loss)		252,578,109
Net increase (decrease) in net assets resulting from operations		$284,247,258
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,669,149	$60,680,880
Net realized gain (loss)	(16,336,600)	12,746,095
Change in net unrealized appreciation (depreciation)	268,914,709	795,870,485
Net increase (decrease) in net assets resulting from operations	284,247,258	869,297,460
Distributions to shareholders	(55,150,902)	(56,325,292)

Share transactions
Proceeds from sales of shares	810,712,369	978,756,293
Reinvestment of distributions	50,545,541	51,816,528
Cost of shares redeemed	(534,754,688)	(1,092,407,395)

Net increase (decrease) in net assets resulting from share transactions	326,503,222	(61,834,574)
Total increase (decrease) in net assets	555,599,578	751,137,594

Net Assets
Beginning of period	4,946,163,724	4,195,026,130
End of period	$5,501,763,302	$4,946,163,724

Other Information
Shares
Sold	26,601,676	36,310,030
Issued in reinvestment of distributions	1,670,375	1,932,011
Redeemed	(17,591,366)	(41,368,328)
Net increase (decrease)	10,680,685	(3,126,287)

Financial Highlights
Fidelity® U.S. Sustainability Index Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$30.68	$25.52	$18.68	$16.85	$20.91	$14.29
Income from Investment Operations
Net investment income (loss) A,B	.19	.37	.37	.27	.25	.23
Net realized and unrealized gain (loss)	1.47	5.13	6.71	1.81	(4.10)	6.56
Total from investment operations	1.66	5.50	7.08	2.08	(3.85)	6.79
Distributions from net investment income	(.34)	(.34)	(.24)	(.25)	(.17)	(.17)
Distributions from net realized gain	-	-	-	-	(.04)	-
Total distributions	(.34)	(.34)	(.24)	(.25)	(.21)	(.17)
Net asset value, end of period	$32.00	$30.68	$25.52	$18.68	$16.85	$20.91
Total Return C,D	5.47%	21.72%	38.21%	12.47%	(18.58)%	47.84%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.11% G	.11%	.11%	.11%	.11%	.11%
Expenses net of fee waivers, if any	.11 % G	.11%	.11%	.11%	.11%	.11%
Expenses net of all reductions, if any	.11% G	.11%	.11%	.11%	.11%	.11%
Net investment income (loss)	1.24% G	1.37%	1.56%	1.48%	1.37%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$5,501,763	$4,946,164	$4,195,026	$2,423,514	$2,179,401	$1,868,457
Portfolio turnover rate H	2 % G	4%	9%	21%	9%	12%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity U.S. Sustainability Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective May 28, 2026, Fidelity U.S. Sustainability Index Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,365,298,336
Gross unrealized depreciation	(173,582,924)
Net unrealized appreciation (depreciation)	$2,191,715,412
Tax cost	$3,322,510,722

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(15,797,663)
Long-term	(2,347,450)
Total capital loss carryforward	$(18,145,113)
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity U.S. Sustainability Index Fund	461,023,330

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity U.S. Sustainability Index Fund	107,069,172	42,180,637
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .11% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity U.S. Sustainability Index Fund	-	340,788	(175,593)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $148.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9883816.108
USY-SANN-0626
Fidelity® Total International Index Fund

Semi-Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The MSCI indexes are the exclusive property of MSCI Inc. ("MSCI"). MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Fidelity. The financial products referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such financial products or any index on which such financial products are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any relevant financial products. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Total International Index Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.1%
	Shares	Value ($)
AUSTRALIA - 4.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Aussie Broadband Ltd	145,838	564,232
Superloop Ltd (d)	292,484	714,311
Telstra Group Ltd	2,070,314	7,951,090
Tuas Ltd (d)	166,574	716,704
		9,946,337
Entertainment - 0.0%
EVT Ltd	51,483	450,233
Interactive Media & Services - 0.0%
CAR Group Ltd	207,957	3,836,148
REA Group Ltd	28,605	3,541,440
SEEK Ltd	191,438	1,921,765
		9,299,353
Media - 0.0%
Nine Entertainment Co Holdings Ltd	859,064	594,431
TOTAL COMMUNICATION SERVICES		20,290,354
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Amotiv Ltd	92,634	430,861
ARB Corp Ltd	43,851	592,980
PWR Holdings Ltd (e)	62,059	390,355
		1,414,196
Broadline Retail - 0.2%
Harvey Norman Holdings Ltd	298,890	976,887
Wesfarmers Ltd	614,983	32,669,352
		33,646,239
Distributors - 0.0%
Bapcor Ltd (e)	420,849	172,375
Diversified Consumer Services - 0.0%
IDP Education Ltd (e)	153,689	369,308
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	300,367	10,334,274
Collins Foods Ltd	60,996	363,419
Corporate Travel Management Ltd (d)(g)	63,316	732,541
Domino's Pizza Enterprises Ltd	39,384	472,307
Flight Centre Travel Group Ltd (e)	93,831	699,198
Guzman y Gomez Ltd (e)	31,758	424,151
Lottery Corp/The	1,181,736	4,730,617
Tabcorp Holdings Ltd	1,189,545	977,704
WEB Travel Group Ltd (d)	194,755	376,521
		19,110,732
Household Durables - 0.0%
Breville Group Ltd (e)	66,516	1,454,348
Specialty Retail - 0.0%
Eagers Automotive Ltd	90,746	1,584,037
JB Hi-Fi Ltd	62,286	3,478,481
Lovisa Holdings Ltd	38,172	660,849
Nick Scali Ltd	42,623	464,563
Premier Investments Ltd	57,247	514,206
Super Retail Group Ltd	89,489	769,474
Temple & Webster Group Ltd (d)	54,148	225,325
		7,696,935
TOTAL CONSUMER DISCRETIONARY		63,864,133
Consumer Staples - 0.1%
Beverages - 0.0%
Treasury Wine Estates Ltd (e)	455,158	1,430,584
Consumer Staples Distribution & Retail - 0.1%
Coles Group Ltd	722,359	11,512,954
Endeavour Group Ltd/Australia (e)	824,484	1,996,076
Metcash Ltd	660,397	1,300,430
Woolworths Group Ltd	662,440	16,448,709
		31,258,169
Food Products - 0.0%
Bega Cheese Ltd	154,132	616,295
Elders Ltd	134,350	696,281
GrainCorp Ltd Class A	118,494	526,750
Inghams Group Ltd	217,220	296,490
		2,135,816
TOTAL CONSUMER STAPLES		34,824,569
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Ampol Ltd	133,056	3,369,056
Beach Energy Ltd	785,560	667,278
Deep Yellow Ltd (d)	505,788	677,553
New Hope Corp Ltd	293,576	1,163,843
Paladin Energy Ltd (d)	168,612	1,437,497
Paladin Energy Ltd (Canada) (d)	68,335	593,124
Santos Ltd	1,768,393	10,188,410
Viva Energy Group Ltd (b)(c)	620,406	1,103,054
Whitehaven Coal Ltd	429,574	2,624,969
Woodside Energy Group Ltd	1,033,265	24,702,937
Yancoal Australia Ltd	231,477	1,283,406
TOTAL ENERGY		47,811,127
Financials - 1.5%
Banks - 1.1%
ANZ Group Holdings Ltd	1,635,085	43,430,346
Bank of Queensland Ltd	382,496	1,856,858
Bendigo & Adelaide Bank Ltd	321,916	2,488,445
Commonwealth Bank of Australia	908,898	114,481,771
Judo Capital Holdings Ltd (d)	583,126	606,177
National Australia Bank Ltd	1,663,826	48,130,699
Westpac Banking Corp	1,850,624	51,774,283
		262,768,579
Capital Markets - 0.2%
ASX Ltd	106,177	4,652,226
HMC Capital Ltd (e)	163,195	295,815
HUB24 Ltd	44,286	2,709,925
L1 Group Ltd (e)	419,236	339,960
MA Financial Group Ltd	68,883	349,430
Macquarie Group Ltd	196,359	33,732,948
Magellan Financial Group Ltd	97,544	723,219
Magellan Financial Group Ltd warrants 4/16/2027 (d)	4,999	73
Netwealth Group Ltd	68,213	1,171,519
Perpetual Ltd	64,459	779,035
Pinnacle Investment Management Group Ltd	91,539	999,609
		45,753,759
Consumer Finance - 0.0%
Credit Corp Group Ltd	44,686	348,523
Zip Co Ltd (d)	689,715	1,243,616
		1,592,139
Financial Services - 0.0%
AMP Ltd	1,401,448	1,487,835
Challenger Ltd	280,223	1,744,157
Helia Group Ltd	162,816	633,616
Washington H Soul Pattinson & Co Ltd	189,518	5,779,155
		9,644,763
Insurance - 0.2%
AUB Group Ltd	73,485	1,368,575
Generation Development Group Ltd	180,469	514,977
Insurance Australia Group Ltd	1,290,022	7,015,270
Medibank Pvt Ltd	1,491,058	5,070,093
nib holdings Ltd/Australia	299,401	1,445,922
QBE Insurance Group Ltd	816,672	13,228,352
Steadfast Group Ltd	566,756	1,743,247
Suncorp Group Ltd	582,254	7,245,792
		37,632,228
TOTAL FINANCIALS		357,391,468
Health Care - 0.2%
Biotechnology - 0.1%
CSL Ltd	263,882	23,818,144
Mesoblast Ltd (d)	489,428	765,047
Telix Pharmaceuticals Ltd (d)(e)	147,277	1,619,829
		26,203,020
Health Care Equipment & Supplies - 0.0%
Ansell Ltd	84,171	1,614,678
Cochlear Ltd	35,823	2,437,442
Nanosonics Ltd (d)	148,549	372,381
		4,424,501
Health Care Providers & Services - 0.1%
EBOS Group Ltd	111,969	1,418,841
Ramsay Health Care Ltd	105,130	2,973,816
Regis Healthcare Ltd	103,125	496,181
Sigma Healthcare Ltd	2,815,279	5,691,633
Sonic Healthcare Ltd	248,823	3,560,317
		14,140,788
Health Care Technology - 0.0%
4DMedical Ltd (d)(e)	248,256	734,976
Pro Medicus Ltd	30,836	3,026,481
		3,761,457
Pharmaceuticals - 0.0%
Clarity Pharmaceuticals Ltd (d)(e)	154,004	322,303
Neuren Pharmaceuticals Ltd (d)(e)	65,478	595,371
		917,674
TOTAL HEALTH CARE		49,447,440
Industrials - 0.3%
Aerospace & Defense - 0.0%
Austal Ltd (d)	149,014	449,342
DroneShield Ltd (c)(d)(e)	462,932	1,206,771
Electro Optic Systems Holdings Ltd (d)	87,550	579,801
		2,235,914
Commercial Services & Supplies - 0.1%
Brambles Ltd	733,711	12,010,078
Cleanaway Waste Management Ltd	1,181,133	1,894,875
Downer EDI Ltd	370,574	1,991,251
		15,896,204
Construction & Engineering - 0.0%
Monadelphous Group Ltd	51,723	1,050,528
NRW Holdings Ltd	240,044	1,070,302
Service Stream Ltd	345,466	487,055
SRG Global Ltd	321,281	671,082
Ventia Services Group Pty Ltd	467,420	1,799,418
Worley Ltd	263,086	2,253,656
		7,332,041
Ground Transportation - 0.0%
Aurizon Holdings Ltd	945,044	2,854,997
Kelsian Group Ltd	117,882	328,505
		3,183,502
Machinery - 0.0%
Silex Systems Ltd (d)	120,540	497,862
Passenger Airlines - 0.0%
Qantas Airways Ltd	423,478	2,589,311
Professional Services - 0.1%
ALS Ltd	282,108	4,405,071
Computershare Ltd	286,574	6,295,798
IPH Ltd	157,040	412,775
McMillan Shakespeare Ltd	40,031	457,769
SmartGroup Corp Ltd	77,278	504,011
		12,075,424
Trading Companies & Distributors - 0.0%
Reece Ltd	117,716	1,173,550
SGH Ltd	112,546	3,187,616
		4,361,166
Transportation Infrastructure - 0.1%
Atlas Arteria Ltd unit	531,793	1,842,771
Qube Holdings Ltd	902,240	3,285,167
Transurban Group unit	1,671,577	16,941,034
		22,068,972
TOTAL INDUSTRIALS		70,240,396
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Codan Ltd	61,391	1,860,390
Dicker Data Ltd	70,710	454,670
		2,315,060
IT Services - 0.0%
Data#3 Ltd	89,826	528,169
Macquarie Technology Group Ltd (d)	8,325	421,960
Megaport Ltd (d)	101,423	686,911
NEXTDC Ltd (d)(e)	347,949	3,611,693
Nextdc Ltd rights 4/21/2026 (d)(e)	64,434	71,439
		5,320,172
Software - 0.1%
Catapult Sports Ltd (d)(e)	148,245	353,900
Hansen Technologies Ltd	119,546	434,730
IRESS Ltd	119,520	588,382
SiteMinder Ltd (d)	171,255	383,973
Technology One Ltd	164,570	3,391,053
WiseTech Global Ltd	109,699	3,455,028
		8,607,066
TOTAL INFORMATION TECHNOLOGY		16,242,298
Materials - 1.6%
Chemicals - 0.0%
Alpha HPA Ltd (d)	682,676	312,962
Dyno Nobel Ltd	1,009,997	2,398,239
Nufarm Ltd (d)	194,429	345,081
Orica Ltd	249,910	3,811,757
		6,868,039
Containers & Packaging - 0.0%
Orora Ltd	726,278	693,387
Metals & Mining - 1.6%
Alkane Resources Ltd (d)	603,969	669,239
Anglogold Ashanti Plc (South Africa)	273,856	25,506,133
Arafura Rare Earths Ltd (d)	2,149,817	566,604
AVZ Minerals Ltd (d)(g)	729,530	4
Bellevue Gold Ltd (d)	802,127	872,112
BHP Group Ltd	2,758,090	109,163,385
BlueScope Steel Ltd	239,041	5,196,506
Capricorn Metals Ltd	231,542	1,919,783
Catalyst Metals Ltd (d)	134,228	514,579
Deterra Royalties Ltd	242,317	729,830
Develop Global Ltd (d)	137,704	535,114
Elevra Lithium Ltd (d)(e)	82,172	817,597
Emerald Resources NL (d)	286,051	1,207,248
Evolution Mining Ltd	1,111,416	9,826,193
Firefinch Ltd (g)	66,763	0
FireFly Metals Ltd (d)	349,576	504,677
Fortescue Ltd	919,537	13,253,352
Genesis Minerals Ltd (d)	562,171	2,422,338
Glencore PLC	5,411,755	42,059,284
Greatland Resources Ltd	276,087	2,701,859
IGO Ltd (d)	375,013	2,063,431
Iluka Resources Ltd	228,812	1,361,326
Imdex Ltd	330,399	971,895
IperionX Ltd (d)(e)	162,690	496,253
Kingsgate Consolidated Ltd	118,518	540,719
Leo Lithium Ltd (g)	399,362	2
Liontown Ltd (d)	1,009,537	1,767,591
Lynas Rare Earths Ltd (d)	494,084	7,009,161
Macmahon Holdings Ltd	596,958	314,531
Mineral Resources Ltd (d)	97,582	4,593,219
Northern Star Resources Ltd	740,911	11,356,859
OceanaGold Corp	124,139	3,843,845
Ora Banda Mining Ltd (d)	674,898	659,833
Pantoro Gold Ltd (d)	186,552	446,031
Perenti Ltd	459,520	621,955
Perseus Mining Ltd	754,773	3,024,894
PLS Group Ltd (d)(e)	1,756,159	7,813,880
Predictive Discovery Ltd (d)	1,826,787	1,230,295
Ramelius Resources Ltd	1,065,373	2,644,229
Regis Resources Ltd	432,008	2,215,142
Resolute Mining Ltd (d)	1,142,184	977,396
Rio Tinto Ltd	201,540	24,686,555
Rio Tinto PLC	612,091	61,659,954
Sandfire Resources Ltd (d)	256,349	3,097,106
South32 Ltd	2,454,448	7,273,876
Stanmore Resources Ltd	239,048	405,524
Vault Minerals Ltd	583,912	1,948,081
Vulcan Energy Resources Ltd (d)(e)	207,327	590,358
West African Resources Ltd (d)	640,200	1,393,980
Westgold Resources Ltd	523,508	2,078,951
		375,552,709
TOTAL MATERIALS		383,114,135
Real Estate - 0.3%
Diversified REITs - 0.1%
Centuria Capital Group unit	443,182	545,277
Charter Hall Group unit	250,312	3,686,114
Charter Hall Long Wale REIT unit	339,651	862,571
GPT Group/The unit	1,005,832	3,468,960
Mirvac Group unit	2,078,288	2,567,613
Stockland unit	1,300,784	3,814,806
		14,945,341
Industrial REITs - 0.1%
Centuria Industrial REIT	316,358	686,047
Goodman Group unit	1,109,526	24,038,705
		24,724,752
Office REITs - 0.0%
Dexus unit	563,055	2,540,028
Real Estate Management & Development - 0.0%
Gemlife Communities Group unit	129,482	436,943
Lendlease Group unit	335,907	819,337
PEXA Group Ltd (d)	87,454	794,639
		2,050,919
Residential REITs - 0.0%
Ingenia Communities Group unit	296,585	859,554
Retail REITs - 0.1%
BWP Property Group Ltd unit	293,692	831,373
Charter Hall Retail REIT	293,531	832,863
HomeCo Daily Needs REIT unit (c)	983,212	904,329
Region Group unit	591,001	988,290
Scentre Group unit	2,787,691	7,491,057
Vicinity Ltd unit	2,083,974	3,789,652
Waypoint REIT Ltd unit	332,682	593,691
		15,431,255
Specialized REITs - 0.0%
Abacus Storage King unit (e)	255,024	262,057
Arena REIT unit	249,616	598,202
Charter Hall Social Infrastructure REIT	185,113	347,628
DigiCo Infrastructure REIT (e)	239,102	418,636
National Storage REIT unit	706,093	1,423,385
		3,049,908
TOTAL REAL ESTATE		63,601,757
Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	934,379	8,170,309
Gas Utilities - 0.0%
Apa Group unit	711,269	5,313,332
Multi-Utilities - 0.0%
AGL Energy Ltd	332,115	2,301,213
TOTAL UTILITIES		15,784,854
TOTAL AUSTRALIA		1,122,612,531
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	80,016	5,648,733
Financials - 0.2%
Banks - 0.2%
BAWAG Group AG (b)(c)	41,752	7,139,626
Erste Group Bank AG	166,263	18,371,414
Raiffeisen Bank International AG	72,321	3,938,410
		29,449,450
Insurance - 0.0%
UNIQA Insurance Group AG	71,376	1,365,458
Vienna Insurance Group AG Wiener Versicherung Gruppe	22,127	1,662,039
		3,027,497
TOTAL FINANCIALS		32,476,947
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Oesterreichische Post AG (e)	17,971	675,988
Commercial Services & Supplies - 0.0%
DO & Co AG	4,127	837,952
Construction & Engineering - 0.0%
Porr Ag	11,056	506,059
Machinery - 0.0%
ANDRITZ AG	36,482	3,095,676
Palfinger AG	11,547	474,325
		3,570,001
TOTAL INDUSTRIALS		5,590,000
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
AT&S Austria Technologie & Systemtechnik AG (d)	14,069	1,548,834
IT Services - 0.0%
Kontron AG (e)	21,368	534,675
Semiconductors & Semiconductor Equipment - 0.0%
ams-OSRAM AG (d)	55,715	886,334
TOTAL INFORMATION TECHNOLOGY		2,969,843
Materials - 0.0%
Chemicals - 0.0%
Lenzing AG (d)	10,754	293,448
Construction Materials - 0.0%
Wienerberger AG	64,112	1,854,038
Metals & Mining - 0.0%
voestalpine AG	58,802	3,029,670
Paper & Forest Products - 0.0%
Mondi PLC	240,266	2,478,874
TOTAL MATERIALS		7,656,030
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CA Immobilien Anlagen AG (e)	19,200	612,928
CPI Europe AG (d)(e)	20,535	375,974
CPI Europe AG (d)(g)	23,102	0
S IMMO AG rights (d)(g)	14,648	0
TOTAL REAL ESTATE		988,902
Utilities - 0.0%
Electric Utilities - 0.0%
EVN AG	22,352	759,457
Verbund AG Class A	36,802	2,770,810
TOTAL UTILITIES		3,530,267
TOTAL AUSTRIA		58,860,722
BAILIWICK OF JERSEY - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
JTC PLC (b)(c)	78,724	1,405,463
BELGIUM - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Proximus SADP	80,478	614,889
Entertainment - 0.0%
Kinepolis Group NV	9,833	353,139
TOTAL COMMUNICATION SERVICES		968,028
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	11,934	2,459,513
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	532,609	40,244,810
Consumer Staples Distribution & Retail - 0.0%
Colruyt Group N.V (e)	17,749	684,094
Food Products - 0.0%
Lotus Bakeries NV	223	2,685,288
TOTAL CONSUMER STAPLES		43,614,192
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CMB Tech NV (Norway)	68,437	941,085
Financials - 0.2%
Banks - 0.2%
KBC Ancora	23,193	2,115,030
KBC Group NV	123,737	16,446,611
		18,561,641
Capital Markets - 0.0%
Gimv NV (e)	15,022	846,267
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	43,186	4,029,478
Sofina SA	9,261	2,369,480
		6,398,958
Insurance - 0.0%
Ageas SA/NV	80,795	6,324,831
TOTAL FINANCIALS		32,131,697
Health Care - 0.1%
Biotechnology - 0.0%
Galapagos NV (d)	18,103	508,304
Health Care Providers & Services - 0.0%
Fagron	38,542	1,085,636
Pharmaceuticals - 0.1%
Financiere de Tubize SA	10,757	2,470,703
UCB SA (d)	68,662	18,631,289
		21,101,992
TOTAL HEALTH CARE		22,695,932
Industrials - 0.0%
Building Products - 0.0%
Recticel SA (e)	29,254	346,772
Construction & Engineering - 0.0%
Ackermans & van Haaren NV	12,413	4,082,099
Deme Group NV	4,338	987,711
		5,069,810
Electrical Equipment - 0.0%
Cenergy Holdings SA (Greece) (d)	35,015	979,713
Trading Companies & Distributors - 0.0%
Azelis Group NV	136,044	1,801,056
TOTAL INDUSTRIALS		8,197,351
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Barco NV	36,721	410,505
Semiconductors & Semiconductor Equipment - 0.0%
Melexis NV (e)	12,465	1,043,818
TOTAL INFORMATION TECHNOLOGY		1,454,323
Materials - 0.0%
Chemicals - 0.0%
Solvay SA Class A	39,136	1,281,502
Syensqo SA	40,130	2,654,005
Tessenderlo Group SA	12,071	302,468
Umicore SA (d)	110,298	2,223,972
		6,461,947
Metals & Mining - 0.0%
Bekaert SA	17,669	869,926
Viohalco SA (Greece) (d)	29,984	517,304
		1,387,230
TOTAL MATERIALS		7,849,177
Real Estate - 0.0%
Health Care REITs - 0.0%
Aedifica SA	48,568	4,095,582
Industrial REITs - 0.0%
Montea NV	10,850	896,480
Warehouses De Pauw CVA	107,603	2,828,857
Warehouses De Pauw CVA rights (d)(f)	107,603	155,335
		3,880,672
Real Estate Management & Development - 0.0%
VGP NV	7,400	758,201
Residential REITs - 0.0%
Xior Student Housing NV (c)(d)(e)	22,561	730,813
Xior Student Housing NV rights (d)(e)(f)	15,974	9,353
		740,166
Retail REITs - 0.0%
Retail Estates NV	6,614	527,075
Specialized REITs - 0.0%
Shurgard Self Storage Ltd	18,762	576,925
TOTAL REAL ESTATE		10,578,621
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	23,461	3,893,449
TOTAL BELGIUM		134,783,368
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
Conduit Holdings Ltd	85,579	514,133
BRAZIL - 1.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	439,680	3,485,084
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	460,900	2,396,740
TOTAL COMMUNICATION SERVICES		5,881,824
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Magazine Luiza SA	230,055	382,356
Diversified Consumer Services - 0.0%
Cogna Educacao SA	1,193,280	669,922
Hotels, Restaurants & Leisure - 0.0%
Smartfit Escola de Ginastica e Danca SA	228,333	796,339
Household Durables - 0.0%
Cury Construtora e Incorporadora SA	98,491	597,892
Cyrela Brazil Realty SA Empreendimentos e Participacoes	143,739	681,859
Direcional Engenharia SA	227,196	589,577
MRV Engenharia e Participacoes SA (d)	243,000	339,585
		2,208,913
Specialty Retail - 0.1%
C&A MODAS SA	149,600	341,991
Cosan SA (d)	718,802	731,605
Lojas Renner SA	540,322	1,483,981
Ultrapar Participacoes SA	389,776	2,356,698
Vibra Energia SA	591,241	3,975,995
		8,890,270
Textiles, Apparel & Luxury Goods - 0.0%
Azzas 2154 SA	87,415	381,661
Vivara Participacoes SA	82,427	429,630
		811,291
TOTAL CONSUMER DISCRETIONARY		13,759,091
Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	2,549,422	7,470,438
Consumer Staples Distribution & Retail - 0.0%
Grupo Mateus SA	388,862	340,818
Raia Drogasil SA	713,935	3,163,240
Sendas Distribuidora S/A	754,551	1,348,555
		4,852,613
Food Products - 0.0%
MBRF Global Foods Co SA	358,985	1,263,604
Minerva SA/Brazil	273,800	210,113
Sao Martinho S/A	99,037	323,403
SLC Agricola SA	148,316	509,183
		2,306,303
Personal Care Products - 0.0%
Natura Cosmeticos SA (d)	554,092	1,140,231
TOTAL CONSUMER STAPLES		15,769,585
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Brava Energia	227,886	880,379
Karoon Energy Ltd	421,454	664,387
Petroleo Brasileiro SA - Petrobras	1,896,799	20,964,459
Petroleo Brasileiro SA - Petrobras (PN)	2,655,906	26,324,138
PRIO SA/Brazil (d)	447,385	6,000,008
TOTAL ENERGY		54,833,371
Financials - 0.6%
Banks - 0.4%
Banco Bradesco SA	1,063,421	3,590,694
Banco Bradesco SA (PN)	2,712,705	10,583,921
Banco do Brasil SA	949,066	4,256,787
Banco do Estado do Rio Grande do Sul SA Series B	144,210	454,897
Inter & Co Inc Class A	132,642	1,006,753
Itau Unibanco Holding SA	2,932,020	25,573,316
Itausa SA	3,201,738	9,000,402
NU Holdings Ltd/Cayman Islands Class A (d)	1,844,878	26,713,833
		81,180,603
Capital Markets - 0.2%
B3 SA - Brasil Bolsa Balcao	2,859,430	10,411,472
Banco BTG Pactual SA unit	647,660	7,761,247
XP Inc Class A	223,327	4,278,945
		22,451,664
Financial Services - 0.0%
Pagseguro Digital Ltd Class A	90,736	909,175
Pluxee NV (e)	62,187	880,937
StoneCo Ltd Class A	119,813	1,315,547
		3,105,659
Insurance - 0.0%
BB Seguridade Participacoes SA	375,917	2,572,008
Caixa Seguridade Participacoes S/A	359,051	1,311,691
IRB-Brasil Resseguros SA	42,780	462,202
Porto Seguro SA	119,700	1,203,575
		5,549,476
TOTAL FINANCIALS		112,287,402
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Fleury SA	186,195	604,632
Hapvida Participacoes e Investimentos S/A (b)(c)(d)	164,356	411,238
Odontoprev SA	170,277	524,400
Rede D'Or Sao Luiz SA (b)(c)	429,598	3,328,825
		4,869,095
Pharmaceuticals - 0.0%
Hypera SA	214,309	975,076
TOTAL HEALTH CARE		5,844,171
Industrials - 0.1%
Aerospace & Defense - 0.0%
Embraer SA	387,741	6,032,466
Commercial Services & Supplies - 0.0%
GPS Participacoes e Empreendimentos SA (b)	319,171	971,990
Electrical Equipment - 0.1%
WEG SA	914,345	8,283,355
Ground Transportation - 0.0%
Localiza Rent a Car SA	510,813	4,735,939
Rumo SA	737,944	2,344,170
		7,080,109
Machinery - 0.0%
Marcopolo SA	543,405	711,108
Transportation Infrastructure - 0.0%
EcoRodovias Infraestrutura e Logistica SA	203,100	360,525
Motiva Infraestrutura de Mobilidade SA	605,729	1,957,200
		2,317,725
TOTAL INDUSTRIALS		25,396,753
Information Technology - 0.0%
Software - 0.0%
TOTVS SA	314,094	2,020,887
Materials - 0.3%
Chemicals - 0.0%
Unipar Carbocloro SA Series B	30,720	388,606
Yara International ASA	90,420	5,260,438
		5,649,044
Containers & Packaging - 0.0%
Klabin SA unit	441,186	1,557,400
Metals & Mining - 0.3%
Bradespar SA	155,782	721,685
Cia Siderurgica Nacional SA (d)	327,395	411,905
ERO Copper Corp (d)	53,500	1,382,843
Gerdau SA	682,564	3,116,598
Metalurgica Gerdau SA	449,467	901,330
Sigma Lithium Corp (United States) (d)(e)	34,384	758,855
Vale SA	1,972,137	32,331,291
Wheaton Precious Metals Corp	247,344	31,243,261
		70,867,768
Paper & Forest Products - 0.0%
Dexco SA	312,841	329,153
Suzano SA	381,750	3,379,765
		3,708,918
TOTAL MATERIALS		81,783,130
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Allos SA	205,949	1,274,756
Iguatemi SA unit	149,542	830,487
Multiplan Empreendimentos Imobiliarios SA	188,282	1,206,088
TOTAL REAL ESTATE		3,311,331
Utilities - 0.2%
Electric Utilities - 0.2%
Alupar Investimento SA unit	112,303	782,433
Axia Energia SA	602,164	7,545,596
Axia Energia SA Series B	162,809	2,257,126
Axia Energia SA Series C	221,424	2,680,716
Cia Energetica de Minas Gerais	972,147	2,461,877
Cia Paranaense de Energia - Copel	1,177,553	3,781,068
CPFL Energia SA	129,671	1,281,312
Energisa S/A unit	172,780	1,843,015
Equatorial SA	678,682	5,800,279
Transmissora Alianca de Energia Eletrica S/A unit	112,955	969,919
		29,403,341
Independent Power and Renewable Electricity Producers - 0.0%
Auren Energia SA (d)	222,995	625,510
Eneva SA (d)	535,900	2,930,687
Engie Brasil Energia SA	168,611	1,202,321
		4,758,518
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,336,415	8,946,677
Cia de Saneamento de Minas Gerais Copasa MG	106,222	1,159,222
Cia De Sanena Do Parana unit	127,425	1,043,219
		11,149,118
TOTAL UTILITIES		45,310,977
TOTAL BRAZIL		366,198,522
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
IAMGOLD Corp (d)	322,244	5,423,122
CANADA - 7.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
BCE Inc	35,751	849,591
Cogeco Communications Inc Subordinate Voting Shares	8,284	383,844
Quebecor Inc Class B	83,127	3,499,247
TELUS Corp	269,161	3,370,581
		8,103,263
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc Class B	198,374	7,221,699
TOTAL COMMUNICATION SERVICES		15,324,962
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Linamar Corp	21,347	1,428,372
Magna International Inc	144,739	9,211,681
		10,640,053
Broadline Retail - 0.2%
Canadian Tire Corp Ltd Class A	27,112	3,770,551
Dollarama Inc	149,059	19,050,055
		22,820,606
Hotels, Restaurants & Leisure - 0.1%
Mty Food Group Inc	10,581	316,180
Restaurant Brands International Inc	178,423	14,397,574
		14,713,754
Leisure Products - 0.0%
Spin Master Corp Subordinate Voting Shares (b)(c)	25,553	388,275
Specialty Retail - 0.0%
Aritzia Inc Subordinate Voting Shares (d)	47,735	5,038,294
Groupe Dynamite Inc Subordinate Voting Shares	8,345	545,234
Pet Valu Holdings Ltd	37,964	594,467
		6,177,995
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose Holdings Inc Subordinate Voting Shares (d)	36,580	416,603
Gildan Activewear Inc	97,636	6,059,348
		6,475,951
TOTAL CONSUMER DISCRETIONARY		61,216,634
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	400,104	23,670,157
Empire Co Ltd Class A	71,000	2,430,522
George Weston Ltd	92,969	6,709,428
Loblaw Cos Ltd	318,156	14,667,007
Metro Inc/CN	110,921	7,435,835
North West Co Inc/The	32,717	1,225,487
		56,138,436
Food Products - 0.0%
Maple Leaf Foods Inc	43,382	916,600
Premium Brands Holdings Corp	27,887	1,750,187
Rogers Sugar Inc	72,300	349,697
Saputo Inc	132,896	4,024,009
Sunopta Inc (d)	52,921	342,928
		7,383,421
Personal Care Products - 0.0%
Jamieson Wellness Inc (b)(c)	25,118	625,199
TOTAL CONSUMER STAPLES		64,147,056
Energy - 1.5%
Energy Equipment & Services - 0.0%
CES Energy Solutions Corp	117,570	1,673,945
Enerflex Ltd	64,498	1,730,741
Pason Systems Inc	53,287	548,032
Precision Drilling Corp (d)	7,089	661,226
TerraVest Industries Inc	8,677	885,107
Trican Well Service Ltd	97,336	516,651
		6,015,702
Oil, Gas & Consumable Fuels - 1.5%
Advantage Energy Ltd (d)	90,128	685,407
ARC Resources Ltd	307,409	7,291,727
Athabasca Oil Corp (d)	284,374	2,503,856
Baytex Energy Corp	371,825	1,886,019
Birchcliff Energy Ltd	147,315	697,343
Cameco Corp	236,932	29,125,708
Canadian Natural Resources Ltd	1,131,072	53,991,026
Cardinal Energy Ltd	79,341	724,866
Cenovus Energy Inc	765,873	22,406,444
Denison Mines Corp (d)	487,160	1,864,933
Enbridge Inc	1,181,958	65,556,533
Freehold Royalties Ltd (e)	81,140	1,074,619
Gibson Energy Inc	96,845	2,121,058
Headwater Exploration Inc	128,189	1,266,460
Imperial Oil Ltd	91,524	12,260,247
International Petroleum Corp (Canada) (d)	41,554	1,174,103
Kelt Exploration Ltd (d)	103,574	766,311
Keyera Corp	125,312	4,841,443
Meren Energy Inc	248,260	455,087
NexGen Energy Ltd (d)(e)	345,169	4,335,100
Paramount Resources Ltd Class A	43,779	990,736
Parex Resources Inc	55,539	1,170,189
Pembina Pipeline Corp	313,963	14,614,702
Peyto Exploration & Development Corp	117,222	2,244,594
PrairieSky Royalty Ltd	113,155	2,858,135
Secure Waste Infrastructure Corp (e)	102,816	1,752,266
South Bow Corp	115,599	3,957,267
Spartan Delta Corp (d)	124,377	1,277,328
Strathcona Resources Ltd	25,255	793,524
Suncor Energy Inc	651,509	44,644,206
Tamarack Valley Energy Ltd	263,704	2,473,287
TC Energy Corp	563,848	37,807,101
Topaz Energy Corp	66,732	1,549,473
Tourmaline Oil Corp	201,183	9,745,531
Vermilion Energy Inc	82,912	1,119,451
Whitecap Resources Inc	655,683	7,737,769
		349,763,849
TOTAL ENERGY		355,779,551
Financials - 2.7%
Banks - 1.8%
Bank of Montreal	382,768	58,285,223
Bank of Nova Scotia/The	665,156	51,749,318
Canadian Imperial Bank of Commerce	502,454	56,065,780
EQB Inc	15,107	1,371,069
Laurentian Bank of Canada	24,335	721,442
National Bank of Canada	210,966	31,844,862
Royal Bank of Canada	754,989	135,790,749
Toronto Dominion Bank	912,214	98,269,426
		434,097,869
Capital Markets - 0.3%
Brookfield Asset Management Ltd Class A	221,068	10,620,899
Brookfield Corp Class A	1,119,703	50,571,487
Canaccord Genuity Group Inc	43,636	380,672
IGM Financial Inc	44,770	2,495,993
Onex Corp Subordinate Voting Shares	31,188	2,627,796
Sprott Inc	12,413	1,621,225
TMX Group Ltd	150,261	6,128,361
		74,446,433
Consumer Finance - 0.0%
goeasy Ltd (e)	7,272	182,074
Insurance - 0.6%
Brookfield Wealth Solutions Ltd Class A	13,102	591,753
Definity Financial Corp	56,329	2,871,707
Fairfax Financial Holdings Ltd Subordinate Voting Shares	11,158	19,309,291
Great-West Lifeco Inc	144,678	7,730,503
iA Financial Corp Inc	50,311	6,475,039
Intact Financial Corp	96,897	18,671,050
Manulife Financial Corp	908,463	35,720,551
Power Corp of Canada Subordinate Voting Shares	299,082	16,685,268
Sun Life Financial Inc	300,067	21,620,022
Trisura Group Ltd (d)	26,002	842,263
		130,517,447
TOTAL FINANCIALS		639,243,823
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Extendicare Inc	41,482	915,545
Sienna Senior Living Inc	51,513	887,403
Well Health Technologies Corp (d)(e)	121,681	386,986
		2,189,934
Pharmaceuticals - 0.0%
Bausch Health Cos Inc (d)	139,443	797,614
Cronos Group Inc (d)	122,937	328,241
		1,125,855
TOTAL HEALTH CARE		3,315,789
Industrials - 0.7%
Aerospace & Defense - 0.1%
Bombardier Inc Class B (d)	47,813	10,159,933
CAE Inc (d)	165,697	4,330,433
MDA Space Ltd (d)	70,382	2,152,367
		16,642,733
Commercial Services & Supplies - 0.1%
BOYD GROUP INC	16,015	1,979,665
Element Fleet Management Corp	220,177	5,256,628
RB Global Inc	100,928	10,544,927
		17,781,220
Construction & Engineering - 0.1%
Aecon Group Inc	38,922	1,431,548
AtkinsRealis Group Inc	88,789	6,126,693
Badger Infrastructure Solutions Ltd	18,350	887,544
Bird Construction Inc	38,558	1,421,850
Stantec Inc	62,825	5,737,895
WSP Global Inc	72,893	12,127,815
		27,733,345
Electrical Equipment - 0.0%
Ballard Power Systems Inc (d)	141,301	481,631
Hammond Power Solutions Inc Class A (e)	5,077	1,080,809
		1,562,440
Ground Transportation - 0.3%
Canadian National Railway Co	283,617	31,855,888
Canadian Pacific Kansas City Ltd	486,723	42,331,840
Mullen Group Ltd	66,970	1,013,659
TFI International Inc	43,299	6,195,453
		81,396,840
Industrial Conglomerates - 0.0%
Brookfield Business Corp Class A	16,193	551,945
Machinery - 0.0%
ATS Corp (d)	52,485	1,702,812
NFI Group Inc (d)	65,313	1,046,277
Savaria Corp	44,320	974,919
		3,724,008
Passenger Airlines - 0.0%
Air Canada (d)	88,237	1,211,485
Exchange Income Corp	14,852	1,093,932
		2,305,417
Professional Services - 0.0%
Thomson Reuters Corp	85,163	8,146,708
Trading Companies & Distributors - 0.1%
ADENTRA Inc	13,583	341,087
Finning International Inc	71,417	5,230,289
Richelieu Hardware Ltd	29,281	856,216
Russel Metals Inc	31,441	1,223,754
Toromont Industries Ltd	43,642	6,786,221
		14,437,567
Transportation Infrastructure - 0.0%
Westshore Terminals Investment Corp	21,336	558,080
TOTAL INDUSTRIALS		174,840,303
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (d)	62,576	25,691,009
IT Services - 0.4%
CGI Inc Class A	105,330	6,894,313
Shopify Inc Class A (d)	664,752	80,689,300
		87,583,613
Software - 0.1%
Abaxx Technologies Inc (d)	18,036	750,200
BlackBerry Ltd (d)(e)	308,861	1,671,240
Constellation Software Inc/Canada	10,978	19,993,643
Constellation Software Inc/Canada warrants 3/31/2040 (d)(g)	7,284	0
Descartes Systems Group Inc/The (d)	47,143	3,401,543
Enghouse Systems Ltd	33,776	421,470
Kinaxis Inc (d)	15,880	1,640,666
Lightspeed Commerce Inc Subordinate Voting Shares (d)	72,258	669,730
Open Text Corp	144,477	3,274,890
		31,823,382
TOTAL INFORMATION TECHNOLOGY		145,098,004
Materials - 1.2%
Chemicals - 0.1%
5N Plus Inc (d)	50,357	1,214,855
Methanex Corp	30,297	1,982,403
Nutrien Ltd	262,915	19,984,521
		23,181,779
Containers & Packaging - 0.0%
Cascades Inc	49,052	388,559
CCL Industries Inc Class B	80,796	5,102,279
Winpak Ltd	18,300	541,045
		6,031,883
Metals & Mining - 1.1%
AbraSilver Resource Corp (d)	72,118	853,725
Agnico Eagle Mines Ltd/CA	273,031	51,341,928
Alamos Gold Inc Class A	229,682	9,164,622
Allied Gold Corp (d)	59,124	1,777,616
Almonty Industries Inc (d)	101,321	2,195,220
Altius Minerals Corp	23,061	836,467
Americas Gold & Silver Corp (d)	118,984	681,485
Avino Silver & Gold Mines Ltd (d)	80,495	519,705
B2Gold Corp (e)	698,492	3,157,317
Barrick Mining Corp	917,310	36,041,399
Capstone Copper Corp (d)	452,190	3,768,389
Centerra Gold Inc	111,102	1,933,560
Champion Iron Ltd	197,423	682,020
Collective Mining Ltd (d)	31,958	582,060
Discovery Silver Corp (d)	348,171	2,147,954
DPM Metals Inc	124,097	4,166,867
Endeavour Silver Corp (d)	157,993	1,458,275
Equinox Gold Corp	405,299	5,663,176
First Majestic Silver Corp	238,323	4,697,347
Fortuna Mining Corp (d)	165,563	1,597,683
Franco-Nevada Corp	104,993	24,222,554
G Mining Ventures Corp (d)	88,076	3,052,688
G2 Goldfields Inc (d)	95,486	730,371
GoGold Resources Inc (d)	231,066	445,683
Hudbay Minerals Inc	219,408	5,075,127
i-80 Gold Corp (d)(e)	421,140	635,578
K92 Mining Inc (d)	142,120	2,611,488
Kinross Gold Corp	658,137	19,937,673
Labrador Iron Ore Royalty Corp	44,242	924,674
Lithium Americas Corp (d)(e)	119,556	685,056
Lundin Gold Inc	58,947	3,961,624
Major Drilling Group International Inc (d)	49,488	570,896
Montage Gold Corp (d)	134,551	1,329,315
NGEx Minerals Ltd (d)	81,213	1,502,472
Northern Dynasty Minerals Ltd (d)(e)	297,338	626,044
Novagold Resources Inc (d)	163,046	1,320,356
OR Royalties Inc	103,134	3,798,575
Orezone Gold Corp (d)	271,272	405,405
Orla Mining Ltd	169,414	2,220,024
Pan American Silver Corp	230,261	12,049,142
Rio2 Ltd (d)	229,666	436,219
Seabridge Gold Inc (d)(e)	47,658	1,332,041
Skeena Resources Ltd (d)	42,574	1,241,474
Solaris Resources Inc (d)	56,931	582,994
Southern Cross Gold Consolidated Ltd (d)	118,191	852,705
Ssr Mining Inc (d)	112,196	3,232,366
Taseko Mines Ltd (d)	196,486	1,408,896
Teck Resources Ltd Class B	249,014	14,537,351
Torex Gold Resources Inc	54,139	2,229,569
Triple Flag Precious Metals Corp	40,369	1,288,622
Vizsla Silver Corp (d)(e)	187,193	635,300
Wesdome Gold Mines Ltd (d)	86,787	1,542,340
		248,691,437
Paper & Forest Products - 0.0%
Canfor Corp (d)	35,806	318,955
Resolute Forest Products Inc rights (d)(g)	19,734	0
Stella-Jones Inc	28,918	1,789,559
West Fraser Timber Co Ltd	29,703	1,880,560
		3,989,074
TOTAL MATERIALS		281,894,173
Real Estate - 0.1%
Diversified REITs - 0.0%
H&R Real Estate Investment Trust unit	68,519	539,234
Industrial REITs - 0.0%
Dream Industrial Real Estate Investment Trust	75,703	762,408
Granite Real Estate Investment Trust	18,437	1,246,959
		2,009,367
Office REITs - 0.0%
Allied Properties Real Estate Investment Trust (e)	45,080	326,563
Real Estate Management & Development - 0.1%
Altus Group Ltd/Canada	26,247	872,613
Colliers International Group Inc Subordinate Voting Shares	23,249	2,430,418
DREAM Unlimited Corp Subordinate Voting Shares	17,840	242,971
FirstService Corp Subordinate Voting Shares	22,665	3,036,962
StorageVault Canada Inc	212,561	688,533
		7,271,497
Residential REITs - 0.0%
Boardwalk Real Estate Investment Trust	14,589	729,047
Canadian Apartment Properties REIT	39,506	1,063,886
InterRent Real Estate Investment Trust	34,340	333,705
Killam Apartment Real Estate Investment Trust	30,877	387,113
		2,513,751
Retail REITs - 0.0%
Choice Properties Real Estate Investment Trust	84,348	935,786
Crombie Real Estate Investment Trust	56,856	709,470
CT Real Estate Investment Trust	30,479	393,118
First Capital Real Estate Investment Trust unit	52,718	907,773
Primaris Real Estate Investment Trust	35,976	499,773
RioCan Real Estate Investment Trust	81,470	1,275,116
SmartCentres Real Estate Investment Trust	36,772	763,675
		5,484,711
TOTAL REAL ESTATE		18,145,123
Utilities - 0.3%
Electric Utilities - 0.2%
Emera Inc	161,939	8,639,687
Fortis Inc/Canada	270,459	15,466,748
Hydro One Ltd (b)(c)	176,255	7,572,600
		31,679,035
Gas Utilities - 0.0%
AltaGas Ltd	167,664	6,283,928
Brookfield Infrastructure Corp	65,178	2,411,157
Superior Plus Corp	118,305	653,210
		9,348,295
Independent Power and Renewable Electricity Producers - 0.1%
Boralex Inc Class A	52,965	1,433,351
Brookfield Renewable Corp Class A	76,977	2,793,806
Capital Power Corp	84,822	4,058,293
Northland Power Inc	144,541	2,485,720
TransAlta Corp	152,199	1,896,955
		12,668,125
Multi-Utilities - 0.0%
Algonquin Power & Utilities Corp	385,699	2,419,226
Atco Ltd/Canada Class I	43,863	2,199,366
Canadian Utilities Ltd Class A	73,124	2,610,360
		7,228,952
TOTAL UTILITIES		60,924,407
TOTAL CANADA		1,819,929,825
CHILE - 0.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Empresa Nacional de Telecomunicaciones SA	83,172	329,060
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	335,435	2,031,675
Specialty Retail - 0.0%
Empresas Copec SA	215,978	1,512,885
TOTAL CONSUMER DISCRETIONARY		3,544,560
Consumer Staples - 0.0%
Beverages - 0.0%
Cia Cervecerias Unidas SA	87,575	496,363
Embotelladora Andina SA Class B	217,332	1,013,078
Vina Concha y Toro SA	430,058	422,501
		1,931,942
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	698,645	1,766,393
SMU SA	2,524,971	382,726
		2,149,119
TOTAL CONSUMER STAPLES		4,081,061
Financials - 0.1%
Banks - 0.1%
Banco de Chile	24,846,277	4,657,728
Banco de Credito e Inversiones SA	48,480	3,275,785
Banco Itau Chile SA	44,110	901,995
Banco Santander Chile	35,978,571	2,876,894
TOTAL FINANCIALS		11,712,402
Industrials - 0.0%
Marine Transportation - 0.0%
Cia Sud Americana DE Vapores SA	9,727,070	551,317
Passenger Airlines - 0.0%
Latam Airlines Group SA	173,716,412	4,131,462
TOTAL INDUSTRIALS		4,682,779
Materials - 0.2%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B (d)	78,057	7,178,857
Metals & Mining - 0.2%
Antofagasta PLC	215,220	10,395,088
Lundin Mining Corp	373,548	9,586,544
		19,981,632
Paper & Forest Products - 0.0%
Empresas Cmpc SA	643,394	798,049
TOTAL MATERIALS		27,958,538
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Parque Arauco SA	374,835	1,674,617
Parque Arauco SA rights 6/2/2026 (d)	31,393	0
Plaza SA	413,070	2,051,968
TOTAL REAL ESTATE		3,726,585
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Chile SA	17,202,349	1,544,715
Engie Energia Chile SA	294,021	562,189
		2,106,904
Independent Power and Renewable Electricity Producers - 0.0%
Colbun SA	5,043,222	751,038
Water Utilities - 0.0%
Aguas Andinas SA Class A	1,409,853	533,491
TOTAL UTILITIES		3,391,433
TOTAL CHILE		59,426,418
CHINA - 6.9%
Communication Services - 1.2%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (b)(c)	2,419,161	3,428,229
CITIC Telecom International Holdings Ltd	1,305,702	466,215
		3,894,444
Entertainment - 0.1%
Beijing Enlight Media Co Ltd A Shares (China)	101,900	221,621
China Ruyi Holdings Ltd (d)(e)	7,316,452	1,368,497
Giant Network Group Co Ltd A Shares (China)	75,800	365,428
iQIYI Inc Class A ADR (d)(e)	326,788	385,610
Kingsoft Corp Ltd	586,890	1,733,701
NetEase Cloud Music Inc (b)(c)(d)	49,176	726,222
Netease Inc	950,072	22,240,411
Tanwan Inc (c)(d)	138,200	269,857
Tencent Music Entertainment Group Class A ADR	309,175	2,835,135
XD Inc (c)(e)	165,032	1,327,045
Zhejiang Century Huatong Group Co Ltd A Shares (China) (d)	252,000	592,810
		32,066,337
Interactive Media & Services - 1.1%
Autohome Inc Class A ADR	46,206	860,818
Baidu Inc A Shares (d)	1,212,874	19,152,513
Bilibili Inc Z Shares (d)	140,601	3,089,593
Hello Group Inc Class A ADR	105,027	655,368
JOYY Inc Class A ADR	17,201	1,014,687
Kuaishou Technology B Shares (b)(c)	1,400,894	7,798,540
Kunlun Tech Co Ltd A Shares (China) (d)	42,200	304,251
Meitu Inc (b)(c)(e)	1,998,159	1,075,881
Newborn Town Inc (c)(d)	398,000	469,320
Tencent Holdings Ltd	3,469,110	210,686,911
Weibo Corp A Shares	49,001	405,689
		245,513,571
Media - 0.0%
Bluefocus Intelligent Communications Group Co Ltd A Shares (China) (d)	121,300	306,028
China Literature Ltd (b)(c)(d)(e)	217,488	687,873
Focus Media Information Technology Co Ltd A Shares (China)	512,545	473,107
Leo Group Co Ltd A Shares (China) (d)	238,500	227,008
Mobvista Inc (b)(c)(d)	304,000	635,677
		2,329,693
Wireless Telecommunication Services - 0.0%
China United Network Communications Ltd A Shares (China)	1,049,358	696,406
TOTAL COMMUNICATION SERVICES		284,500,451
Consumer Discretionary - 1.9%
Automobile Components - 0.0%
Fuyao Glass Industry Group Co Ltd H Shares (b)(c)	397,782	3,030,447
Hesai Group B Shares (e)	62,740	1,412,833
Huayu Automotive Systems Co Ltd A Shares (China)	136,477	373,576
Huizhou Desay Sv Automotive Co Ltd A Shares (China)	23,532	357,671
Minth Group Ltd	413,899	1,810,096
Nexteer Automotive Group Ltd	541,137	336,186
Ningbo Tuopu Group Co Ltd A Shares (China)	59,547	531,444
Sailun Group Co Ltd A Shares (China)	137,921	282,095
Tianneng Power International Ltd	478,446	351,739
Wanxiang Qianchao Co Ltd A Shares (China) (d)	114,000	270,814
WeRide Inc A Shares	163,100	411,923
		9,168,824
Automobiles - 0.3%
Anhui Jianghuai Automobile Group Corp Ltd A Shares (China) (d)	80,400	559,414
Brilliance China Automotive Holdings Ltd	1,605,117	560,131
BYD Co Ltd A Shares (China)	142,860	2,168,975
BYD Co Ltd H Shares	2,035,438	27,075,738
Chongqing Changan Automobile Co Ltd A Shares (China)	334,403	467,482
Geely Automobile Holdings Ltd	3,675,573	10,931,776
Great Wall Motor Co Ltd A Shares (China)	189,781	554,295
Great Wall Motor Co Ltd H Shares	1,039,402	1,572,131
Guangzhou Automobile Group Co Ltd A Shares (China)	260,753	269,762
Li Auto Inc A Shares (d)	690,962	6,080,625
NIO Inc A Shares (d)	1,013,247	6,538,006
SAIC Motor Corp Ltd A Shares (China)	268,457	544,060
Seres Group Co Ltd A Shares (China)	58,383	762,440
VOYAH Automobile Technology Co Ltd H Shares	436,970	336,744
XPeng Inc A Shares (d)	685,695	5,480,427
Yadea Group Holdings Ltd (b)(c)	768,197	1,179,240
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)	277,362	1,692,980
		66,774,226
Broadline Retail - 1.2%
Alibaba Group Holding Ltd	9,345,346	154,020,778
JD.com Inc A Shares	1,298,285	19,669,178
MINISO Group Holding Ltd A Shares	298,716	1,102,215
PDD Holdings Inc Class A ADR (d)	385,831	38,536,800
Prosus NV Class N	710,766	34,410,323
Vipshop Holdings Ltd Class A ADR	175,207	2,521,229
		250,260,523
Distributors - 0.0%
China Tobacco International HK Co Ltd (c)	142,940	548,086
Zhejiang China Commodities City Group Co Ltd A Shares (China)	202,500	394,952
		943,038
Diversified Consumer Services - 0.0%
China East Education Holdings Ltd (b)(c)	386,500	262,021
Fu Shou Yuan International Group Ltd (e)(g)	1,063,618	358,500
New Oriental Education & Technology Group Inc	737,616	4,024,804
TAL Education Group Class A ADR (d)	233,679	2,598,510
		7,243,835
Hotels, Restaurants & Leisure - 0.3%
Atour Lifestyle Holdings Ltd ADR	19,838	758,605
DPC Dash Ltd (d)(e)	53,700	347,618
H World Group Ltd ADR	109,981	5,679,419
Haidilao International Holding Ltd (b)(c)	932,995	1,720,781
Meituan B Shares (b)(c)(d)	2,708,715	29,143,573
Tongcheng Travel Holdings Ltd (c)	755,501	1,724,416
TravelSky Technology Ltd H Shares	529,093	655,081
Trip.com Group Ltd (d)	337,384	18,218,390
Yum China Holdings Inc (Hong Kong)	194,883	9,536,261
		67,784,144
Household Durables - 0.0%
Gree Electric Appliances Inc of Zhuhai A Shares (China)	89,149	523,741
Haier Smart Home Co Ltd A Shares (China)	403,248	1,275,108
Haier Smart Home Co Ltd H Shares	1,075,527	3,037,777
Midea Group Co Ltd A Shares (China)	178,929	2,129,497
Midea Group Co Ltd H Shares	158,200	1,828,104
Sichuan Changhong Electric Co Ltd A Shares (China)	219,500	282,083
TCL Electronics Holdings Ltd	551,864	1,066,457
		10,142,767
Specialty Retail - 0.0%
China Tourism Group Duty Free Corp Ltd A Shares (China)	65,450	631,659
Chow Tai Fook Jewellery Group Ltd	1,145,267	1,569,973
Pop Mart International Group Ltd (b)(c)(e)	292,377	5,950,990
Topsports International Holdings Ltd (b)(c)	1,262,869	484,016
Zhongsheng Group Holdings Ltd	393,498	359,201
		8,995,839
Textiles, Apparel & Luxury Goods - 0.1%
361 Degrees International Ltd (e)	673,580	468,143
ANTA Sports Products Ltd	696,339	7,294,864
Bosideng International Holdings Ltd	2,639,147	1,444,242
Laopu Gold Co Ltd H Shares (e)	15,100	1,078,122
Li Ning Co Ltd	1,281,084	3,335,264
Shenzhou International Group Holdings Ltd	472,771	2,881,740
Xtep International Holdings Ltd	995,451	546,747
		17,049,122
TOTAL CONSUMER DISCRETIONARY		438,362,318
Consumer Staples - 0.2%
Beverages - 0.1%
Anhui Gujing Distillery Co Ltd B Shares	78,037	659,210
China Resources Beer Holdings Co Ltd	919,395	3,167,964
Eastroc Beverage Group Co Ltd A Shares (China)	18,459	551,557
Jiangsu King's Luck Brewery JSC Ltd A Shares (China)	99,032	398,729
Jiangsu Yanghe Distillery Co Ltd A Shares (China)	56,992	411,380
Kweichow Moutai Co Ltd A Shares (China)	38,562	7,822,468
Luzhou Laojiao Co Ltd A Shares (China)	48,957	718,482
Nongfu Spring Co Ltd H Shares (b)(c)	1,105,120	6,683,392
Shanxi Xinghuacun Fen Wine Factory Co Ltd A Shares (China)	40,015	840,176
Tsingtao Brewery Co Ltd H Shares	379,528	2,623,911
Wuliangye Yibin Co Ltd A Shares (China)	118,931	1,693,239
		25,570,508
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (d)	3,197,800	1,807,250
East Buy Holding Ltd (b)(c)(d)(e)	236,383	783,917
JD Health International Inc (b)(c)(d)	636,979	3,764,477
Ping An Healthcare and Technology Co Ltd (b)(c)(d)(e)	481,752	666,300
Sun Art Retail Group Ltd	1,395,515	259,673
		7,281,617
Food Products - 0.1%
Angel Yeast Co Ltd A Shares (China)	48,600	267,750
China Feihe Ltd (b)(c)	2,289,704	1,021,635
China Mengniu Dairy Co Ltd	1,722,390	3,835,783
China Youran Dairy Group Ltd (b)(c)(d)(e)	761,000	377,285
COFCO Joycome Foods Ltd (c)(d)(e)	1,694,434	297,876
Foshan Haitian Flavouring & Food Co Ltd A Shares (China)	145,081	822,201
Guangdong Haid Group Co Ltd A Shares (China)	70,122	517,378
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	130,711	531,500
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	211,701	852,367
Muyuan Foods Co Ltd A Shares (China)	178,016	1,168,416
Tingyi Cayman Islands Holding Corp	1,140,143	1,759,177
Want Want China Holdings Ltd	2,743,694	1,557,599
Wens Foodstuff Group Co Ltd A Shares (China)	241,089	580,609
Wilmar International Ltd	1,036,777	2,957,276
Yihai International Holding Ltd	425,474	894,898
		17,441,750
Household Products - 0.0%
Blue Moon Group Holdings Ltd (b)(c)(e)	864,000	350,521
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (b)(c)(e)	219,861	853,905
Hengan International Group Co Ltd	396,554	1,359,529
Shanghai Chicmax Cosmetic Co Ltd H Shares (e)	49,400	298,210
		2,511,644
Tobacco - 0.0%
RLX Technology Inc ADR	218,219	482,264
Smoore International Holdings Ltd (b)(c)(e)	1,018,794	1,217,830
		1,700,094
TOTAL CONSUMER STAPLES		54,856,134
Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	990,652	1,196,145
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	33,100	665,803
		1,861,948
Oil, Gas & Consumable Fuels - 0.2%
Cgn Mining Co Ltd (e)	1,662,041	833,972
China Coal Energy Co Ltd H Shares	1,018,363	1,905,193
China Merchants Energy Shipping Co Ltd A Shares (China)	308,011	791,510
China Petroleum & Chemical Corp A Shares (China)	1,311,210	1,036,362
China Petroleum & Chemical Corp H Shares	11,942,351	7,055,419
China Shenhua Energy Co Ltd A Shares (China)	455,683	3,201,499
China Shenhua Energy Co Ltd H Shares	1,556,543	9,669,049
COSCO SHIPPING Energy Transportation Co Ltd A Shares (China)	178,377	563,253
Inner Mongolia Yitai Coal Co Ltd B Shares	820,316	2,183,575
Kinetic Development Group Ltd	1,416,000	422,392
PetroChina Co Ltd H Shares	12,387,426	19,107,782
Shaanxi Coal Industry Co Ltd A Shares (China)	319,826	1,223,587
Sinopec Kantons Holdings Ltd	572,678	297,858
Yankuang Energy Group Co Ltd H Shares (e)	2,136,664	4,483,062
		52,774,513
TOTAL ENERGY		54,636,461
Financials - 1.3%
Banks - 0.9%
Agricultural Bank of China Ltd A Shares (China)	3,167,369	3,205,611
Agricultural Bank of China Ltd H Shares	14,376,297	11,214,929
Bank of Beijing Co Ltd A Shares (China)	664,586	515,463
Bank of Changsha Co Ltd A Shares (China)	238,600	348,675
Bank of Chengdu Co Ltd A Shares (China)	164,556	461,819
Bank of China Ltd A Shares (China)	3,986,380	3,355,639
Bank of China Ltd H Shares	34,960,565	22,701,988
Bank of Communications Co Ltd A Shares (China)	1,610,829	1,603,317
Bank of Communications Co Ltd H Shares	4,640,020	4,244,161
Bank of Hangzhou Co Ltd A Shares (China)	253,284	645,576
Bank of Jiangsu Co Ltd A Shares (China)	609,109	1,006,814
Bank of Nanjing Co Ltd A Shares (China)	403,942	695,060
Bank of Ningbo Co Ltd A Shares (China)	219,871	1,077,615
Bank of Shanghai Co Ltd A Shares (China)	505,437	699,886
Bank of Suzhou Co Ltd A Shares (China)	260,600	327,771
BOC Hong Kong Holdings Ltd	2,008,285	11,552,034
China CITIC Bank Corp Ltd A Shares (China)	441,100	543,137
China CITIC Bank Corp Ltd H Shares	4,355,533	4,567,647
China Construction Bank Corp A Shares (China)	3,782,086	5,507,277
China Construction Bank Corp H Shares	48,202,821	54,411,342
China Everbright Bank Co Ltd A Shares (China)	988,370	451,944
China Merchants Bank Co Ltd A Shares (China)	583,906	3,276,417
China Merchants Bank Co Ltd H Shares	2,158,642	13,065,268
China Minsheng Banking Corp Ltd A Shares (China)	1,439,748	780,717
China Minsheng Banking Corp Ltd H Shares	3,134,458	1,430,419
China Zheshang Bank Co Ltd A Shares (China)	903,581	396,169
Chongqing Rural Commercial Bank Co Ltd A Shares (China)	1,278,412	1,373,914
CNPC Capital Co Ltd A Shares (China)	370,417	513,373
Huaxia Bank Co Ltd A Shares (China)	457,271	465,104
Industrial & Commercial Bank of China Ltd A Shares (China)	4,516,453	4,922,465
Industrial & Commercial Bank of China Ltd H Shares	32,439,776	29,226,625
Industrial Bank Co Ltd A Shares (China)	599,260	1,573,888
Ping An Bank Co Ltd A Shares (China)	626,731	1,055,722
Postal Savings Bank of China Co Ltd A Shares (China)	503,800	377,071
Postal Savings Bank of China Co Ltd H Shares (b)(c)	5,182,705	3,332,595
Shanghai Pudong Development Bank Co Ltd A Shares (China)	1,081,812	1,469,139
Shanghai Rural Commercial Bank Co Ltd A Shares (China)	339,973	446,823
		192,843,414
Capital Markets - 0.1%
Beijing Compass Technology Development Co Ltd A Shares (China)	23,300	337,894
Caitong Securities Co Ltd A Shares (China)	369,200	448,560
Central China Securities Co Ltd H Shares (c)(e)	1,332,000	322,815
China CITIC Financial Asset Management Co Ltd H Shares (b)(c)(d)	7,920,000	752,878
China Everbright Ltd	550,326	441,298
China Galaxy Securities Co Ltd H Shares	2,247,813	2,396,825
China International Capital Corp Ltd H Shares (b)(c)	1,163,641	3,037,910
China Merchants Securities Co Ltd A Shares (China)	291,139	672,203
CITIC Securities Co Ltd H Shares	1,285,091	4,562,630
CSC Financial Co Ltd A Shares (China)	164,068	555,080
Dongxing Securities Co Ltd A Shares (China)	195,600	380,000
East Money Information Co Ltd A Shares (China)	520,468	1,559,020
Everbright Securities Co Ltd A Shares (China)	159,758	356,515
Founder Securities Co Ltd A Shares (China)	426,150	449,598
GF Securities Co Ltd H Shares	845,228	1,916,236
Guosen Securities Co Ltd A Shares (China)	270,848	426,370
Guotai Haitong Securities Co Ltd A Shares (China)	246,664	584,303
Guotai Haitong Securities Co Ltd H Shares (b)(c)	1,320,601	2,265,999
Guoyuan Securities Co Ltd A Shares (China)	302,800	327,076
Hithink RoyalFlush Information Network Co Ltd A Shares (China)	24,960	864,442
Huatai Securities Co Ltd H Shares (b)(c)	1,221,337	2,534,318
Industrial Securities Co Ltd A Shares (China)	427,885	381,458
JF SmartInvest Holdings Ltd (e)	67,100	309,059
Noah Holdings Ltd Class A ADR	35,776	372,428
Orient Securities Co Ltd/China A Shares (China) (g)	332,521	454,844
OSL Group Ltd (d)(e)	378,000	607,595
SDIC Capital Co Ltd A Shares (China)	383,106	377,555
Shenwan Hongyuan Group Co Ltd A Shares (China)	975,113	679,124
Up Fintech Holding Ltd ADR (d)	60,807	401,326
Zheshang Securities Co Ltd A Shares (China)	256,778	371,805
Zhongtai Securities Co Ltd A Shares (China)	384,225	339,760
		29,486,924
Consumer Finance - 0.0%
FinVolution Group Class A ADR	53,242	264,080
Lufax Holding Ltd ADR (d)	153,537	293,256
Qfin Holdings Inc Class A ADR	58,819	769,353
Yixin Group Ltd (b)(c)(e)	981,500	238,230
		1,564,919
Financial Services - 0.0%
Far East Horizon Ltd	1,477,866	1,416,586
SY Holdings Group Ltd (c)(e)	333,500	379,857
		1,796,443
Insurance - 0.3%
China Life Insurance Co Ltd H Shares	4,170,131	15,383,839
China Pacific Insurance Group Co Ltd H Shares	1,725,053	7,530,492
China Taiping Insurance Holdings Co Ltd	786,294	2,247,935
New China Life Insurance Co Ltd H Shares	635,993	4,176,720
People's Insurance Co Group of China Ltd/The H Shares	5,393,038	3,690,007
PICC Property & Casualty Co Ltd H Shares	3,770,167	6,810,289
Ping An Insurance Group Co of China Ltd A Shares (China)	546,566	4,769,069
Ping An Insurance Group Co of China Ltd H Shares	3,428,047	27,863,519
ZhongAn Online P&C Insurance Co Ltd H Shares (b)(c)(d)	654,336	983,251
		73,455,121
TOTAL FINANCIALS		299,146,821
Health Care - 0.3%
Biotechnology - 0.1%
3SBio Inc (b)(c)	1,016,973	3,041,907
Abbisko Cayman Ltd (d)	314,000	522,767
Akeso Inc (b)(c)(d)(e)	349,792	6,136,040
Alphamab Oncology (b)(c)(d)	316,000	420,085
Ascentage Pharma Group International (b)(c)(d)	162,978	939,026
Ascletis Pharma Inc (b)(c)(d)(e)	140,000	297,673
CARsgen Therapeutics Holdings Ltd (b)(c)(d)	227,500	630,275
CStone Pharmaceuticals (b)(c)(d)(e)	624,500	750,054
Duality Biotherapeutics Inc (d)	14,700	524,569
Everest Medicines Ltd (b)(c)(d)	154,019	687,310
HBM Holdings Ltd (b)(c)(d)	385,000	640,155
InnoCare Pharma Ltd H Shares (b)(c)(d)(e)	454,000	803,670
Innovent Biologics Inc (b)(c)(d)	808,497	9,441,170
Keymed Biosciences Inc (b)(c)(d)	121,184	1,177,677
Lepu Biopharma Co Ltd H Shares (b)(c)(d)	675,000	448,209
Remegen Co Ltd H Shares (b)(c)(d)	106,000	1,374,195
Shanghai Henlius Biotech Inc H Shares (b)(c)(d)	34,100	327,416
Shanghai RAAS Blood Products Co Ltd A Shares (China)	538,401	438,800
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (d)	28,000	1,693,641
Zai Lab Ltd (d)(e)	598,327	1,284,153
		31,578,792
Health Care Equipment & Supplies - 0.0%
Jiangsu Yuyue Medical Equipment & Supply Co Ltd A Shares (China)	61,600	264,792
Lifetech Scientific Corp (d)	2,011,222	557,222
Microport Scientific Corp (d)(e)	658,893	740,129
Shandong Weigao Group Medical Polymer Co Ltd H Shares	1,502,023	661,983
Shanghai Conant Optical Co Ltd H Shares (e)	104,800	631,107
Shanghai MicroPort MedBot Group Co Ltd H Shares (d)	193,264	771,240
Shanghai United Imaging Healthcare Co Ltd A Shares (China)	29,979	483,671
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	40,564	1,004,558
		5,114,702
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co Ltd A Shares (China)	308,172	487,294
China Resources Medical Holdings Co Ltd (e)	885,632	323,279
Genertec Universal Medical Group Co Ltd (b)(c)	592,313	439,746
Huadong Medicine Co Ltd A Shares (China)	59,211	290,416
Hygeia Healthcare Holdings Co Ltd (b)(c)(d)(e)	309,031	454,942
Jinxin Fertility Group Ltd (b)(c)(d)(e)	1,683,455	516,116
New Horizon Health Ltd (g)	117,000	168,975
Sinopharm Group Co Ltd H Shares	769,399	1,830,218
		4,510,986
Health Care Technology - 0.0%
Yidu Tech Inc (b)(c)(d)(e)	465,300	366,393
Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp (d)	744,993	1,326,370
Wuxi Apptec Co Ltd H Shares (b)(c)	279,309	4,906,877
Wuxi Biologics Cayman Inc (b)(c)(d)	1,930,506	8,248,563
WuXi XDC Cayman Inc (d)	219,000	1,662,918
XtalPi Holdings Ltd (d)(e)	954,000	1,172,448
		17,317,176
Pharmaceuticals - 0.1%
Beijing Tong Ren Tang Co Ltd A Shares (China)	143,338	587,617
China Medical System Holdings Ltd	749,043	1,231,294
China Resources Pharmaceutical Group Ltd (b)(c)	1,089,989	731,674
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	81,082	308,013
China Traditional Chinese Medicine Holdings Co Ltd	1,890,104	409,521
Consun Pharmaceutical Group Ltd	247,000	511,822
CSPC Pharmaceutical Group Ltd	4,455,916	4,855,061
Hansoh Pharmaceutical Group Co Ltd (b)(c)	834,552	3,997,227
HUTCHMED China Ltd (d)(e)	337,688	918,721
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	218,515	1,732,143
Luye Pharma Group Ltd (b)(c)(d)	1,614,869	533,440
Shanghai Fosun Pharmaceutical Group Co Ltd H Shares	118,056	289,748
Shenzhen Salubris Pharmaceuticals Co Ltd A Shares (China)	46,100	347,492
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	99,300	503,648
Sihuan Pharmaceutical Holdings Group Ltd	2,580,000	422,246
Simcere Pharmaceutical Group Ltd (b)(c)	558,861	848,180
Sino Biopharmaceutical Ltd	5,600,352	3,898,203
Sunshine Lake Pharma Co Ltd H Shares (e)	79,140	417,972
Yunnan Baiyao Group Co Ltd A Shares (China)	62,675	487,833
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	23,165	487,112
		23,518,967
TOTAL HEALTH CARE		82,407,016
Industrials - 0.5%
Aerospace & Defense - 0.0%
AECC Aviation Power Co Ltd A Shares (China)	96,535	655,721
AviChina Industry & Technology Co Ltd H Shares (e)	1,743,743	768,176
Kuang-Chi Technologies Co Ltd A Shares (China) (d)	74,000	426,189
		1,850,086
Air Freight & Logistics - 0.1%
J&T Global Express Ltd B Shares (d)	1,346,200	1,685,630
JD Logistics Inc (b)(c)(d)	1,202,587	2,342,149
SF Holding Co Ltd A Shares (China)	158,624	863,897
YTO Express Group Co Ltd A Shares (China)	145,537	458,917
ZTO Express Cayman Inc A Shares (e)	227,707	5,769,835
		11,120,428
Building Products - 0.0%
Beijing New Building Materials PLC A Shares (China)	77,554	295,008
China Lesso Group Holdings Ltd	573,452	341,084
Xinyi Glass Holdings Ltd (e)	964,611	1,197,191
		1,833,283
Commercial Services & Supplies - 0.0%
China Everbright Environment Group Ltd	2,114,383	1,520,343
CT Environmental Group Ltd (d)(g)	26,000	0
Tuhu Car Inc A Shares (b)(c)(d)(e)	187,900	320,293
		1,840,636
Construction & Engineering - 0.0%
China Communications Services Corp Ltd H Shares	1,654,023	909,881
China Conch Venture Holdings Ltd	859,173	1,332,190
China Energy Engineering Corp Ltd A Shares (China)	1,164,389	483,749
China National Chemical Engineering Co Ltd A Shares (China)	314,292	396,763
China Railway Group Ltd A Shares (China)	380,666	283,776
China Railway Group Ltd H Shares	2,841,411	1,377,463
China State Construction Engineering Corp Ltd A Shares (China)	1,247,797	898,513
China State Construction International Holdings Ltd	750,118	871,242
Metallurgical Corp of China Ltd A Shares (China)	687,807	296,941
Power Construction Corp of China Ltd A Shares (China)	579,941	476,060
Sinopec Engineering Group Co Ltd H Shares	818,126	660,950
		7,987,528
Electrical Equipment - 0.2%
China XD Electric Co Ltd A Shares (China)	175,400	437,215
Contemporary Amperex Technology Co Ltd A Shares (China)	176,130	11,315,122
Contemporary Amperex Technology Co Ltd H Shares (e)	61,787	4,883,398
Dongfang Electric Corp Ltd A Shares (China)	115,122	660,995
Eve Energy Co Ltd A Shares (China)	69,138	740,141
Goldwind Science & Technology Co Ltd A Shares (China)	115,600	469,303
Gotion High-Tech Co Ltd A Shares (China)	72,300	391,076
Harbin Electric Co Ltd H Shares	374,000	1,116,666
Jiangsu Zhongtian Technology Co Ltd A Shares (China)	138,966	678,632
NARI Technology Co Ltd A Shares (China)	282,678	1,078,235
Ningbo Deye Technology Co Ltd A Shares (China)	33,220	735,999
REPT BATTERO Energy Co Ltd H Shares (d)	193,400	438,249
Shanghai Electric Group Co Ltd A Shares (China) (d)	438,228	521,216
Shenzhen Megmeet Electrical Co Ltd (China) (d)	20,400	363,168
Sungrow Power Supply Co Ltd A Shares (China)	66,806	1,359,660
TBEA Co Ltd A Shares (China)	173,438	687,069
Wolong Electric Group Co Ltd A Shares (China)	58,100	323,228
Zhejiang Chint Electrics Co Ltd A Shares (China)	93,115	447,947
Zhejiang Huayou Cobalt Co Ltd A Shares (China)	64,700	637,591
		27,284,910
Ground Transportation - 0.0%
Daqin Railway Co Ltd A Shares (China)	819,525	637,574
Industrial Conglomerates - 0.0%
CITIC Ltd	2,242,668	3,726,990
Shanghai Industrial Holdings Ltd	270,418	532,352
		4,259,342
Machinery - 0.2%
Airtac International Group	78,359	3,670,217
China CSSC Holdings Ltd A Shares (China)	247,197	1,515,242
CIMC Enric Holdings Ltd	387,722	522,388
CRRC Corp Ltd A Shares (China)	3,065,785	2,684,388
First Tractor Co Ltd H Shares	300,000	353,492
Haitian International Holdings Ltd	421,880	1,144,621
Jiangsu Hengli Hydraulic Co Ltd A Shares (China)	45,750	708,614
Lonking Holdings Ltd	1,168,000	497,213
Precision Tsugami China Corp Ltd (c)	80,000	493,076
RoboTechnik Intelligent Technology Co Ltd A Shares (China) (d)	5,800	413,958
Sany Heavy Equipment International Holdings Co Ltd	637,081	880,629
Sany Heavy Industry Co Ltd A Shares (China)	301,970	902,768
Shandong Himile Mechanical Science & Technology Co Ltd A Shares (China)	30,600	393,115
Shenzhen Dobot Corp Ltd H Shares (d)	67,400	275,207
Shenzhen Envicool Technology Co Ltd A Shares (China)	34,600	484,276
Shenzhen Inovance Technology Co Ltd A Shares (China)	49,900	503,390
Sinotruk Hong Kong Ltd	383,385	1,885,760
UBTech Robotics Corp Ltd H Shares (d)	122,000	1,672,619
Weichai Power Co Ltd H Shares	1,269,686	6,311,467
XCMG Construction Machinery Co Ltd A Shares (China)	415,397	607,333
Yangzijiang Shipbuildling (Holdings) Ltd	1,394,909	4,757,288
Yutong Bus Co Ltd A Shares (China)	77,800	406,690
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	63,300	439,157
Zhuzhou CRRC Times Electric Co Ltd H Shares	284,048	1,297,864
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	324,394	379,110
		33,199,882
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd H Shares (e)	1,816,811	3,343,868
SITC International Holdings Co Ltd	748,408	3,133,564
		6,477,432
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (d)	482,920	477,258
China Eastern Airlines Corp Ltd A Shares (China) (d)	605,197	383,943
China Southern Airlines Co Ltd A Shares (China) (d)	455,282	361,604
Hainan Airlines Holding Co Ltd A Shares (China) (d)	1,700,843	376,699
Spring Airlines Co Ltd A Shares (China)	69,103	478,446
		2,077,950
Professional Services - 0.0%
Kanzhun Ltd ADR	205,997	2,785,079
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (b)(c)	125,286	1,286,480
Deep Source Holdings Ltd (d)	3,260,000	332,903
		1,619,383
Transportation Infrastructure - 0.0%
Anhui Expressway Co Ltd H Shares	218,849	443,745
Beijing Capital International Airport Co Ltd H Shares (d)	1,260,973	306,714
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	1,583,966	1,137,820
China Merchants Expressway Network & Technology Holdings Co Ltd A Shares (China)	235,700	324,830
China Merchants Port Holdings Co Ltd	672,517	1,337,624
COSCO SHIPPING Ports Ltd	725,234	505,934
Jiangsu Expressway Co Ltd H Shares	651,452	886,391
Shenzhen International Holdings Ltd	896,274	849,619
Yuexiu Transport Infrastructure Ltd	568,773	289,687
		6,082,364
TOTAL INDUSTRIALS		109,055,877
Information Technology - 0.6%
Communications Equipment - 0.1%
BYD Electronic International Co Ltd (e)	463,339	1,583,393
Hengtong Optic-electric Co Ltd A Shares (China)	83,800	812,816
QuantumCTek Co Ltd A Shares (China) (d)	3,685	309,952
Shenzhen Sunway Communication Co Ltd A Shares (China) (d)	35,200	473,026
Suzhou TFC Optical Communication Co Ltd A Shares (China)	24,900	1,126,520
Yangtze Optical Fibre & Cable Joint Stock Ltd Co H Shares (b)(c)	219,500	5,659,571
Yealink Network Technology Corp Ltd A Shares (China)	63,500	340,263
Zhongji Innolight Co Ltd A Shares (China)	35,704	4,512,077
ZTE Corp H Shares (d)(e)	682,374	2,190,501
		17,008,119
Electronic Equipment, Instruments & Components - 0.1%
Aac Technologies Holdings Inc	453,076	2,098,370
Avary Holding Shenzhen Co Ltd A Shares (China)	77,500	827,446
BOE Technology Group Co Ltd A Shares (China)	1,310,668	785,914
Chaozhou Three-Circle Group Co Ltd A Shares (China)	70,157	891,028
Eoptolink Technology Inc Ltd A Shares (China)	31,900	2,471,429
FIH Mobile Ltd (d)	187,000	599,596
Foxconn Industrial Internet Co Ltd A Shares (China)	423,947	3,939,382
GoerTek Inc A Shares (China)	123,001	446,214
Hgtech Co Ltd A Shares (China)	41,300	726,201
Kingboard Holdings Ltd	342,852	1,943,541
Lens Technology Co Ltd A Shares (China)	165,046	629,329
Lingyi iTech Guangdong Co A Shares (China)	264,700	550,097
Luxshare Precision Industry Co Ltd A Shares (China)	236,019	2,345,314
Q Technology Group Co Ltd (c)	295,000	309,587
RoboSense Technology Co Ltd H Shares (d)(e)	147,800	633,736
Shannon Semiconductor Technology Co Ltd A Shares (China) (d)	15,700	406,987
Shengyi Electronics Co Ltd A Shares (China) (d)	25,166	409,655
Shengyi Technology Co Ltd A Shares (China)	81,117	920,286
Shennan Circuits Co Ltd A Shares (China)	22,020	1,020,696
Shenzhen Kinwong Electronic Co Ltd A Shares (China) (d)	34,300	357,538
Sunny Optical Technology Group Co Ltd	399,923	3,292,410
Suzhou Dongshan Precision Manufacturing Co Ltd A Shares (China)	60,100	1,657,847
TCL Technology Group Corp A Shares (China)	814,716	510,646
Unisplendour Corp Ltd A Shares (China)	122,940	579,815
Universal Scientific Industrial Shanghai Co Ltd A Shares (China)	64,300	358,482
Victory Giant Technology Huizhou Co Ltd A Shares (China)	28,100	1,374,342
VSTECS Holdings Ltd	395,433	518,040
Wuhan Guide Infrared Co Ltd A Shares (China) (d)	159,400	347,694
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	64,495	982,614
Zhejiang Dahua Technology Co Ltd A Shares (China)	147,119	400,523
		32,334,759
IT Services - 0.0%
Chinasoft International Ltd	1,608,507	713,556
GDS Holdings Ltd A Shares (d)	621,852	3,281,864
Isoftstone Information Technology Group Co Ltd A Shares (China)	44,900	260,828
Kingsoft Cloud Holdings Ltd (d)	1,518,991	1,531,708
Range Intelligent Computing Technology Group Co Ltd A Shares (China)	48,100	633,878
Vnet Group Inc Class A ADR (d)(e)	76,507	635,773
		7,057,607
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	20,473	1,138,252
Biwin Storage Technology Co Ltd A Shares (China) (d)	16,167	639,921
Cambricon Technologies Corp Ltd A Shares (China) (d)	13,498	3,397,688
China Resources Microelectronics Ltd A Shares (China)	57,683	481,728
CSI Solar Co Ltd A Shares (China)	128,050	273,212
Daqo New Energy Corp ADR (d)	22,779	437,812
Dosilicon Co Ltd A Shares (China) (d)	14,936	318,473
GCL Technology Holdings Ltd (d)	13,415,364	1,552,043
Gigadevice Semiconductor Inc A Shares (China)	22,490	1,046,139
Hangzhou Chang Chuan Technology Co Ltd A Shares (China) (d)	22,100	566,569
Hua Hong Semiconductor Ltd (b)(c)(d)	422,232	6,219,759
Hygon Information Technology Co Ltd A Shares (China)	74,677	3,281,472
Ingenic Semiconductor Co Ltd A Shares (China)	17,700	325,379
JCET Group Co Ltd A Shares (China)	84,975	572,473
Jinko Solar Co Ltd A Shares (China) (d)	372,328	364,387
JinkoSolar Holding Co Ltd ADR	16,896	394,522
LONGi Green Energy Technology Co Ltd A Shares (China) (d)	264,377	640,335
Montage Technology Co Ltd A Shares (China)	39,247	1,008,679
National Silicon Industry Group Co Ltd A Shares (China) (d)	131,012	398,760
NAURA Technology Group Co Ltd A Shares (China)	24,034	1,902,920
Nexchip Semiconductor Corp A Shares (China)	88,566	441,848
OmniVision Integrated Circuits Group Inc A Shares (China)	44,573	645,281
Piotech Inc A Shares (China)	10,219	670,566
Rockchip Electronics Co Ltd A Shares (China)	15,100	407,901
Sanan Optoelectronics CO Ltd A Shares (China)	217,485	436,558
Silergy Corp	180,962	2,484,494
Skyverse Technology Co Ltd A Shares (China) (d)	12,652	366,713
Suzhou Maxwell Technologies Co Ltd A Shares (China)	9,400	331,521
TongFu Microelectronics Co Ltd A Shares (China)	54,700	415,871
Tongwei Co Ltd A Shares (China) (d)	162,246	416,187
Unigroup Guoxin Microelectronics Co Ltd A Shares (China)	38,000	433,568
Verisilicon Microelectronics Shanghai Co Ltd A Shares (China) (d)	16,992	708,961
Xinjiang Daqo New Energy Co Ltd A Shares (China) (d)	85,799	281,864
Xinyi Solar Holdings Ltd	2,792,914	1,028,154
Yuanjie Semiconductor Technology Co Ltd A Shares (China) (d)	2,912	680,012
Zhejiang Jingsheng Mechanical & Electrical Co Ltd A Shares (China)	44,700	280,009
		34,990,031
Software - 0.1%
360 Security Technology Inc A Shares (China)	262,893	432,045
Beijing Kingsoft Office Software Inc A Shares (China)	17,096	633,582
Empyrean Technology Co Ltd A Shares (China)	29,800	389,472
Horizon Robotics A Shares (d)(e)	2,740,200	2,578,287
Hundsun Technologies Inc A Shares (China)	110,000	434,520
Iflytek Co Ltd A Shares (China)	85,138	600,190
Kingdee International Software Group Co Ltd (d)	1,693,041	1,873,067
Phancy Group Co Ltd H Shares (d)(e)	96,300	464,313
Pony AI Inc A Shares (e)	106,300	1,042,169
SenseTime Group Inc Class B Shares (b)(c)(d)(e)	15,428,000	3,943,049
Shanghai Baosight Software Co Ltd B Shares	517,613	508,284
Tuya Inc ADR	186,873	429,808
Weimob Inc (b)(c)(d)(e)	1,929,793	363,005
		13,691,791
Technology Hardware, Storage & Peripherals - 0.2%
Anker Innovations Technology Co Ltd A Shares (China)	21,700	400,194
China Greatwall Technology Group Co Ltd A Shares (China) (d)	141,500	410,906
Huaqin Co Ltd A Shares (China)	32,000	489,005
IEIT Systems Co Ltd A Shares (China)	54,685	562,498
Legend Holdings Corp H Shares (b)(c)(d)	319,705	388,620
Lenovo Group Ltd	4,350,622	6,542,126
Sharetronic Data Technology Co Ltd A Shares (China)	15,960	613,684
Shenzhen Longsys Electronics Co Ltd (China) (d)	11,500	688,114
Shenzhen Transsion Holdings Co Ltd A Shares (China)	45,757	387,696
Xiaomi Corp B Shares (b)(c)(d)	9,364,217	35,136,435
		45,619,278
TOTAL INFORMATION TECHNOLOGY		150,701,585
Materials - 0.4%
Chemicals - 0.1%
China BlueChemical Ltd H Shares	954,073	329,248
China XLX Fertiliser Ltd	375,000	530,342
Dongyue Group Ltd	775,461	1,277,047
Fufeng Group Ltd	748,722	627,811
Ganfeng Lithium Group Co Ltd A Shares (China)	183,100	2,396,576
Ganfeng Lithium Group Co Ltd H Shares (b)(c)(e)	120,902	1,300,436
Global New Material International Holdings Ltd (d)(e)	417,000	451,273
Guangzhou Tinci Materials Technology Co Ltd A Shares (China)	71,000	632,391
Hengli Petrochemical Co Ltd A Shares (China)	247,820	805,861
Hoshine Silicon Industry Co Ltd A Shares (China)	44,970	295,297
Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd A Shares (China)	386,200	317,180
Jiangsu Eastern Shenghong Co Ltd A Shares (China) (d)	275,912	538,221
Jinan Acetate Chemical Co Ltd	336,800	454,703
LB Group Co Ltd A Shares (China)	117,841	292,363
Ningxia Baofeng Energy Group Co Ltd A Shares (China)	272,854	1,236,591
Qinghai Salt Lake Industry Co Ltd A Shares (China) (d)	185,382	1,075,491
Rongsheng Petrochemical Co Ltd A Shares (China)	375,705	770,014
Satellite Chemical Co Ltd A Shares (China)	152,928	664,220
Shandong Hualu Hengsheng Chemical Co Ltd A Shares (China)	101,558	577,208
Sinofert Holdings Ltd	2,152,000	430,650
Sinoma Science & Technology Co Ltd A Shares (China)	56,000	455,782
Tianqi Lithium Corp A Shares (China) (d)	53,800	634,891
Wanhua Chemical Group Co Ltd A Shares (China)	104,905	1,380,413
Yunnan Energy New Material Group Co Ltd A Shares (China) (d)	33,600	411,172
Zangge Mining Co Ltd A Shares (China)	58,698	774,549
Zhejiang Juhua Co Ltd A Shares (China)	101,494	547,043
Zhejiang NHU Co Ltd A Shares (China)	140,305	716,820
		19,923,593
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd H Shares	886,206	2,220,338
China Jushi Co Ltd A Shares (China)	151,509	769,642
China National Building Material Co Ltd H Shares	2,122,146	1,382,894
China Resources Building Materials Technology Holdings Ltd	1,617,374	279,925
CSG Holding Co Ltd B Shares	2,164,099	403,298
West China Cement Ltd (e)	1,110,000	359,248
		5,415,345
Metals & Mining - 0.3%
Aluminum Corp of China Ltd H Shares	2,537,763	3,716,700
Baiyin Nonferrous Group Co Ltd A Shares (China) (d)	241,000	270,422
Baoshan Iron & Steel Co Ltd A Shares (China)	750,590	695,014
China Gold International Resources Corp Ltd	128,600	2,762,374
China Hongqiao Group Ltd	1,554,087	6,578,527
China Nonferrous Mining Corp Ltd	788,823	1,371,529
China Northern Rare Earth Group High-Tech Co Ltd A Shares (China)	117,149	914,010
China Tungsten And Hightech Materials Co Ltd A Shares (China) (d)	74,100	637,346
CMOC Group Ltd H Shares	2,753,590	6,296,068
Guangdong HEC Technology Holding Co Ltd A Shares (China) (d)	121,400	634,219
Inner Mongolia BaoTou Steel Union Co Ltd A Shares (China)	1,432,498	568,661
Inner Mongolia Xingye Silver&Tin Mining Co Ltd A Shares (China) (d)	61,200	386,442
Jiangxi Copper Co Ltd H Shares	683,099	3,246,406
Jinduicheng Molybdenum Co Ltd A Shares (China)	198,300	572,178
Lingbao Gold Group Co Ltd H Shares	249,000	669,420
MMG Ltd (d)	2,296,021	2,477,145
Shandong Gold Mining Co Ltd A Shares (China)	445,048	2,259,884
Shandong Gold Mining Co Ltd H Shares (b)(c)	80,250	293,964
Shandong Hongqiao Aluminum Industry Holding Co Ltd A Shares (China)	109,400	401,999
Shandong Nanshan Aluminum Co Ltd A Shares (China)	521,528	413,182
Shanjin International Gold Co Ltd A Shares (China)	102,600	394,441
Shougang Fushan Resources Group Ltd	1,413,564	504,729
Silvercorp Metals Inc	117,908	1,417,483
Tiangong International Co Ltd	898,000	393,245
Tianshan Aluminum Group Co Ltd A Shares (China)	198,200	487,745
Tongling Nonferrous Metals Group Co Ltd A Shares (China)	503,395	458,419
Western Mining Co Ltd A Shares (China)	109,358	478,409
Xiamen Tungsten Co Ltd A Shares (China)	54,900	467,479
Yunnan Aluminium Co Ltd A Shares (China)	123,936	583,132
Zhaojin Mining Industry Co Ltd H Shares	966,201	3,550,116
Zhongjin Gold Corp Ltd A Shares (China)	172,699	662,811
Zijin Mining Group Co Ltd A Shares (China)	223,700	1,102,457
Zijin Mining Group Co Ltd H Shares	3,747,717	17,404,405
		63,070,361
Paper & Forest Products - 0.0%
Lee & Man Paper Manufacturing Ltd	869,360	376,141
TOTAL MATERIALS		88,785,440
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
C&D International Investment Group Ltd (e)	555,090	1,055,879
China Jinmao Holdings Group Ltd (e)	3,535,159	754,289
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	346,319	441,710
China Overseas Grand Oceans Group Ltd	1,230,217	447,341
China Overseas Land & Investment Ltd	2,152,270	3,696,902
China Overseas Property Holdings Ltd (e)	1,077,121	548,597
China Resources Land Ltd	1,755,692	7,376,599
China Resources Mixc Lifestyle Services Ltd (b)(c)	388,033	2,343,559
China Vanke Co Ltd H Shares (d)(e)	667,404	256,006
Country Garden Holdings Co Ltd (d)	10,440,000	390,011
Country Garden Services Holdings Co Ltd	1,549,743	1,237,116
Evergrande Property Services Group Ltd (b)(c)(d)	3,128,000	610,152
Greentown China Holdings Ltd (e)	608,975	752,166
Greentown Service Group Co Ltd (c)	1,038,741	608,664
Hainan Airport Infrastructure Co Ltd A Shares (China)	511,043	271,327
Hopson Development Holdings Ltd (d)(g)	781,033	263,253
KE Holdings Inc A Shares	1,126,723	6,256,278
Longfor Group Holdings Ltd (b)(c)(e)	1,288,299	1,333,940
Onewo Inc H Shares (e)	225,600	488,486
Poly Developments and Holdings Group Co Ltd A Shares (China)	521,481	470,244
Poly Property Group Co Ltd	1,546,521	382,338
Poly Property Services Co Ltd H Shares (c)	125,465	502,638
Seazen Group Ltd (d)(e)	1,379,891	393,166
Shanghai Jinqiao Export Processing Zone Development Co Ltd B Shares	551,492	427,474
Shanghai Zhangjiang High-Tech Park Development Co Ltd A Shares (China)	66,000	356,400
Shoucheng Holdings Ltd	1,828,000	380,163
Sunac China Holdings Ltd (d)(e)	5,151,567	763,535
Wharf Holdings Ltd/The	616,027	2,039,559
Yuexiu Property Co Ltd	1,218,788	606,732
TOTAL REAL ESTATE		35,454,524
Utilities - 0.1%
Gas Utilities - 0.0%
Beijing Enterprises Holdings Ltd	298,470	1,182,078
China Gas Holdings Ltd	1,648,489	1,529,141
China Resources Gas Group Ltd	555,847	1,335,286
ENN Energy Holdings Ltd	435,859	3,416,836
ENN Natural Gas Co Ltd A Shares (China)	114,865	343,546
Kunlun Energy Co Ltd	2,150,575	2,069,596
Towngas Smart Energy Co Ltd (e)	700,067	316,611
		10,193,094
Independent Power and Renewable Electricity Producers - 0.1%
CGN New Energy Holdings Co Ltd (b)(c)	905,501	304,106
CGN Power Co Ltd H Shares (b)(c)	6,239,524	2,780,079
China Datang Corp Renewable Power Co Ltd H Shares	1,828,308	356,321
China Longyuan Power Group Corp Ltd H Shares	1,492,145	1,271,356
China National Nuclear Power Co Ltd A Shares (China)	702,058	925,535
China Power International Development Ltd	2,205,552	921,875
China Resources Power Holdings Co Ltd	1,157,684	2,854,802
China Three Gorges Renewables Group Co Ltd A Shares (China)	818,439	490,895
China Yangtze Power Co Ltd A Shares (China)	719,081	2,900,121
GD Power Development Co Ltd A Shares (China)	645,511	448,494
Huadian Power International Corp Ltd A Shares (China)	484,252	354,334
Huaneng Power International Inc H Shares	2,725,185	2,181,751
SDIC Power Holdings Co Ltd A Shares (China)	269,131	541,523
Shanghai Electric Power Co Ltd A Shares (China)	103,500	258,352
Sichuan Chuantou Energy Co Ltd A Shares (China)	192,902	433,030
Wintime Energy Group Co Ltd A Shares (China) (d)	1,090,200	283,644
Zhejiang Zheneng Electric Power Co Ltd A Shares (China)	402,651	336,769
		17,642,987
Water Utilities - 0.0%
Beijing Enterprises Water Group Ltd (e)	2,452,921	866,633
China Water Affairs Group Ltd	597,697	377,397
Guangdong Investment Ltd	1,599,205	1,680,177
		2,924,207
TOTAL UTILITIES		30,760,288
TOTAL CHINA		1,628,666,915
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	143,899	2,983,584
Materials - 0.0%
Construction Materials - 0.0%
Cementos Argos SA	357,284	1,168,529
Grupo Argos SA/Colombia	186,675	810,629
		1,979,158
Metals & Mining - 0.0%
Aris Mining Corp (d)	103,683	1,853,295
TOTAL MATERIALS		3,832,453
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	238,475	1,844,360
TOTAL COLOMBIA		8,660,397
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (d)(e)	422,246	3,419,374
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC (United Kingdom)	105,474	6,335,138
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	43,246	2,302,063
Moneta Money Bank AS (b)(c)	169,810	1,494,834
TOTAL FINANCIALS		3,796,897
Industrials - 0.0%
Aerospace & Defense - 0.0%
CSG NV	107,923	2,332,641
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	72,794	4,193,782
TOTAL CZECH REPUBLIC		10,323,320
DENMARK - 1.0%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
GN Store Nord AS (d)	72,180	1,085,339
Specialty Retail - 0.0%
Matas A/S	22,281	353,435
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	42,637	3,239,720
TOTAL CONSUMER DISCRETIONARY		4,678,494
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	51,096	6,919,104
Royal Unibrew A/S	27,667	1,850,217
		8,769,321
Food Products - 0.0%
Schouw & Co A/S	7,047	727,151
Tobacco - 0.0%
Scandinavian Tobacco Group A/S Series A (b)(c)	38,405	406,539
TOTAL CONSUMER STAPLES		9,903,011
Financials - 0.1%
Banks - 0.1%
AL Sydbank	35,110	2,991,475
Danske Bank A/S	361,476	18,581,484
Jyske Bank A/S	23,139	3,219,832
Ringkjoebing Landbobank A/S	13,660	3,413,311
		28,206,102
Insurance - 0.0%
Alm Brand A/S	409,835	956,495
Tryg A/S	181,951	4,366,493
		5,322,988
TOTAL FINANCIALS		33,529,090
Health Care - 0.5%
Biotechnology - 0.1%
Bavarian Nordic A/S (d)	41,740	1,227,194
Genmab A/S (d)	32,876	8,704,797
Zealand Pharma A/S (d)	35,957	1,690,792
		11,622,783
Health Care Equipment & Supplies - 0.0%
Ambu AS Series B	103,667	1,026,551
Coloplast AS Series B	67,937	4,196,718
Demant A/S (d)	55,267	1,753,364
		6,976,633
Life Sciences Tools & Services - 0.0%
Chemometec A/S	9,484	476,646
Pharmaceuticals - 0.4%
ALK-Abello A/S Series B	72,452	2,712,761
H Lundbeck A/S Series B	148,898	1,002,764
Novo Nordisk A/S Series B	1,751,199	74,488,936
		78,204,461
TOTAL HEALTH CARE		97,280,523
Industrials - 0.3%
Air Freight & Logistics - 0.2%
DSV A/S	110,869	27,137,626
Building Products - 0.0%
ROCKWOOL A/S Series B	56,194	1,633,621
Commercial Services & Supplies - 0.0%
ISS A/S	74,751	2,742,488
Construction & Engineering - 0.0%
Cadeler A/S (d)(e)	113,255	779,960
Per Aarsleff Holding A/S Series B	10,338	1,203,122
		1,983,082
Electrical Equipment - 0.1%
NKT A/S (d)	29,664	4,372,390
Vestas Wind Systems A/S	549,277	16,889,941
		21,262,331
Machinery - 0.0%
FLSmidth & Co A/S	24,337	1,804,114
Marine Transportation - 0.0%
D/S Norden A/S	12,103	571,015
Dfds A/S (d)	19,608	420,360
		991,375
TOTAL INDUSTRIALS		57,554,637
Information Technology - 0.0%
IT Services - 0.0%
Netcompany Group A/S (b)(c)(d)	22,243	1,261,816
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	189,863	11,666,279
Construction Materials - 0.0%
Cementir Holding NV	35,523	633,712
TOTAL MATERIALS		12,299,991
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(c)(d)	286,126	7,655,162
TOTAL DENMARK		224,162,724
EGYPT - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Egypt Co	351,032	612,113
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	975,799	724,661
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	1,422,359	3,581,098
Capital Markets - 0.0%
EFG Holding S.A.E. (d)	730,656	380,317
TOTAL FINANCIALS		3,961,415
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	469,523	824,073
TOTAL EGYPT		6,122,262
FAROE ISLANDS - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Bakkafrost	31,214	1,556,539
FINLAND - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	76,728	3,722,742
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Nokian Renkaat Oyj	69,497	853,987
Broadline Retail - 0.0%
Puuilo Oyj	47,008	717,222
Leisure Products - 0.0%
Harvia Oyj (c)(e)	8,756	364,815
Textiles, Apparel & Luxury Goods - 0.0%
Marimekko Oyj	20,891	243,226
TOTAL CONSUMER DISCRETIONARY		2,179,250
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	145,122	3,569,958
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	228,166	7,864,905
Financials - 0.2%
Banks - 0.1%
Nordea Bank Abp	1,670,445	31,412,541
Insurance - 0.1%
Mandatum Holding Oy	238,678	1,907,647
Sampo Oyj A Shares	1,244,406	12,930,921
Sampo Oyj Series A (Denmark)	52,385	542,514
		15,381,082
TOTAL FINANCIALS		46,793,623
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Revenio Group Oyj (d)	16,019	261,330
Pharmaceuticals - 0.0%
Orion Oyj B Shares	58,893	4,748,528
TOTAL HEALTH CARE		5,009,858
Industrials - 0.2%
Machinery - 0.2%
Hiab Oyj B Shares	20,917	1,243,419
Kalmar Oyj B Shares	21,819	1,168,230
Kone Oyj B Shares	183,807	11,692,300
Konecranes Oyj A Shares	110,586	3,626,312
Metso Oyj	361,157	6,222,440
Valmet Oyj	81,940	2,136,873
Wartsila OYJ Abp	271,315	11,383,831
TOTAL INDUSTRIALS		37,473,405
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj	2,881,556	35,865,456
IT Services - 0.0%
Tieto Oyj	62,076	1,384,254
Software - 0.0%
Bittium Oyj	15,345	570,906
QT Group Oyj (d)(e)	14,669	330,725
		901,631
TOTAL INFORMATION TECHNOLOGY		38,151,341
Materials - 0.1%
Chemicals - 0.0%
Kemira Oyj	72,938	1,510,905
Containers & Packaging - 0.0%
Huhtamaki Oyj	57,964	1,854,483
Metsa Board Oyj B Shares (d)(e)	109,425	365,502
		2,219,985
Metals & Mining - 0.0%
Outokumpu Oyj A Shares	203,800	1,366,970
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	323,838	3,595,485
UPM-Kymmene Oyj	288,175	8,614,377
		12,209,862
TOTAL MATERIALS		17,307,722
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Lumo Kodit Oyj	82,495	785,696
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	245,636	6,180,952
TOTAL FINLAND		169,039,452
FRANCE - 4.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	1,009,236	21,014,668
Entertainment - 0.0%
Ubisoft Entertainment SA (d)(e)	56,505	329,639
Vivendi SE	406,698	949,434
		1,279,073
Media - 0.1%
Canal+ SA	372,593	1,163,072
Eutelsat Communications SACA (d)(e)	159,934	510,373
IPSOS SA	21,332	901,808
JCDecaux SE	42,448	941,581
Louis Hachette Group	543,895	1,053,903
Publicis Groupe SA	124,390	11,622,675
		16,193,412
TOTAL COMMUNICATION SERVICES		38,487,153
Consumer Discretionary - 0.6%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	355,587	12,881,512
Forvia SE (d)	98,763	1,155,423
Opmobility	36,524	614,704
Valeo SE	116,247	1,455,061
		16,106,700
Automobiles - 0.0%
Renault SA	107,714	3,783,909
Trigano SA	5,420	994,253
		4,778,162
Hotels, Restaurants & Leisure - 0.0%
Accor SA	104,601	5,176,572
FDJ UNITED (e)	60,510	1,640,506
Sodexo SA (e)	47,366	2,409,203
		9,226,281
Household Durables - 0.0%
SEB SA	17,441	1,066,468
Textiles, Apparel & Luxury Goods - 0.5%
Hermes International SCA	17,199	32,903,437
Kering SA	40,425	11,121,464
LVMH Moet Hennessy Louis Vuitton SE	135,148	71,599,466
		115,624,367
TOTAL CONSUMER DISCRETIONARY		146,801,978
Consumer Staples - 0.4%
Beverages - 0.0%
Pernod Ricard SA	109,606	8,148,318
Remy Cointreau SA (e)	15,663	734,947
		8,883,265
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	319,179	6,349,545
Food Products - 0.1%
Danone SA	351,882	27,569,269
Personal Care Products - 0.3%
Interparfums SA	15,631	433,317
L'Oreal SA	130,359	56,004,128
		56,437,445
TOTAL CONSUMER STAPLES		99,239,524
Energy - 0.5%
Energy Equipment & Services - 0.0%
Technip Energies NV	72,772	3,441,978
Vallourec SACA	88,553	2,665,810
Viridien (d)	3,800	645,343
		6,753,131
Oil, Gas & Consumable Fuels - 0.5%
Bollore SE (e)	386,768	2,437,605
Gaztransport Et Technigaz SA	20,221	4,912,602
TotalEnergies SE	1,077,959	100,313,473
		107,663,680
TOTAL ENERGY		114,416,811
Financials - 0.7%
Banks - 0.5%
BNP Paribas SA	545,955	57,337,023
Credit Agricole SA	574,108	11,213,545
Societe Generale SA Series A	375,820	30,253,532
		98,804,100
Capital Markets - 0.0%
Amundi SA (b)(c)	34,133	3,292,948
Financial Services - 0.0%
Edenred SE	130,794	3,266,616
Eurazeo SE	22,384	1,217,923
Peugeot Invest SA	3,741	283,194
Wendel SE	14,405	1,426,903
		6,194,636
Insurance - 0.2%
AXA SA	903,475	43,552,279
Coface SA	64,422	1,190,840
SCOR SE	88,722	3,302,958
		48,046,077
TOTAL FINANCIALS		156,337,761
Health Care - 0.2%
Biotechnology - 0.0%
Nanobiotix SA (d)(e)	16,906	569,854
Valneva SE (d)(e)	75,932	206,040
		775,894
Health Care Equipment & Supplies - 0.2%
BioMerieux	23,702	1,994,540
EssilorLuxottica SA	163,697	34,649,677
		36,644,217
Health Care Providers & Services - 0.0%
Emeis SA (d)	43,818	736,949
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	16,725	3,075,911
Pharmaceuticals - 0.0%
Ipsen SA	20,385	3,995,451
Medincell SA (d)	10,758	311,612
Virbac SACA	2,418	1,054,275
		5,361,338
TOTAL HEALTH CARE		46,594,309
Industrials - 1.2%
Aerospace & Defense - 0.7%
Airbus SE	322,907	66,570,339
Dassault Aviation SA	10,963	3,818,844
Exail Technologies SA (d)(e)	5,327	772,751
Exosens SAS	16,732	1,273,493
LISI SA	11,708	854,696
Safran SA	193,297	62,070,145
Thales SA	50,240	13,802,808
		149,163,076
Air Freight & Logistics - 0.0%
ID Logistics Group SACA (d)	2,508	1,062,608
Building Products - 0.1%
Cie de Saint-Gobain SA	241,896	22,162,482
Commercial Services & Supplies - 0.0%
Derichebourg SA	61,283	651,279
Elis SA	89,032	2,743,971
Elis SA (United Kingdom)	1,901	58,589
Societe BIC SA	12,016	825,001
SPIE SA	80,701	4,669,436
		8,948,276
Construction & Engineering - 0.3%
Bouygues SA	104,986	6,195,342
Eiffage SA	37,714	6,064,036
Vinci SA	267,878	40,509,150
		52,768,528
Electrical Equipment - 0.1%
Legrand SA	142,682	25,563,425
Mersen SA	13,484	505,150
Nexans SA	20,501	3,804,044
		29,872,619
Ground Transportation - 0.0%
Ayvens SA (b)(c)	196,402	2,646,223
Machinery - 0.0%
Alstom SA (d)	191,242	3,842,873
Passenger Airlines - 0.0%
Air France-KLM (d)	66,285	705,598
Professional Services - 0.0%
Bureau Veritas SA	187,918	5,747,532
Teleperformance SE (e)	32,642	2,204,374
		7,951,906
Trading Companies & Distributors - 0.0%
Rexel SA	121,336	5,092,438
Transportation Infrastructure - 0.0%
Aeroports de Paris SA	19,446	2,350,748
Getlink SE Series A (e)	165,158	3,696,485
		6,047,233
TOTAL INDUSTRIALS		290,263,860
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Vusion/France (e)	4,523	642,318
IT Services - 0.1%
Alten SA	16,461	1,091,549
Capgemini SE	83,181	10,116,178
Sopra Steria Group	9,011	1,401,288
		12,609,015
Semiconductors & Semiconductor Equipment - 0.0%
SOITEC (d)	15,019	2,237,754
Software - 0.0%
Dassault Systemes SE	367,041	8,270,762
Planisware SA	22,986	484,516
		8,755,278
TOTAL INFORMATION TECHNOLOGY		24,244,365
Materials - 0.3%
Chemicals - 0.3%
Air Liquide SA	313,234	67,389,291
Arkema SA	32,479	2,363,377
Robertet SA	711	667,572
		70,420,240
Construction Materials - 0.0%
Imerys SA	22,652	591,262
Vicat SACA	9,663	680,459
		1,271,721
Metals & Mining - 0.0%
Eramet SA (e)	5,004	343,567
TOTAL MATERIALS		72,035,528
Real Estate - 0.1%
Diversified REITs - 0.0%
Covivio SA/France	31,688	2,090,113
ICADE (e)	19,538	469,164
		2,559,277
Industrial REITs - 0.0%
ARGAN SA	9,496	683,187
Office REITs - 0.0%
Gecina SA	26,283	2,216,360
Residential REITs - 0.0%
Altarea SCA	3,561	467,253
Retail REITs - 0.1%
Carmila SA	38,753	772,292
Klepierre SA	116,551	4,713,786
Mercialys SA	61,391	897,762
Unibail-Rodamco-Westfield unit	65,684	7,947,982
		14,331,822
TOTAL REAL ESTATE		20,257,899
Utilities - 0.2%
Gas Utilities - 0.0%
Rubis SCA	40,181	1,656,204
Multi-Utilities - 0.2%
Engie SA	987,584	32,535,319
Veolia Environnement SA	339,631	14,362,725
		46,898,044
TOTAL UTILITIES		48,554,248
TOTAL FRANCE		1,057,233,436
GEORGIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Lion Finance Group PLC	19,490	2,927,920
TBC Bank Group PLC	24,290	1,603,052
		4,530,972
Capital Markets - 0.0%
Georgia Capital PLC (d)	16,581	884,454
TOTAL GEORGIA		5,415,426
GERMANY - 4.7%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Deutsche Telekom AG	1,997,188	64,510,463
United Internet AG	49,170	1,541,968
		66,052,431
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	35,089	2,312,381
Interactive Media & Services - 0.0%
Scout24 SE (b)(c)	41,286	3,440,327
Media - 0.0%
Stroeer SE & Co KGaA	22,730	991,320
Wireless Telecommunication Services - 0.0%
Freenet AG	70,876	2,257,603
TOTAL COMMUNICATION SERVICES		75,054,062
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Aumovio SE	31,896	1,379,470
Continental AG (d)	60,637	4,567,473
SAF-Holland SE (e)	29,531	607,227
Schaeffler AG Class Registered	109,153	1,035,108
		7,589,278
Automobiles - 0.2%
Bayerische Motoren Werke AG	144,943	13,255,155
Mercedes-Benz Group AG	390,112	22,739,682
Volkswagen AG (e)	11,151	1,151,303
		37,146,140
Hotels, Restaurants & Leisure - 0.0%
TUI AG (e)	262,439	1,956,489
Specialty Retail - 0.0%
Auto1 Group SE (d)(e)	71,684	1,525,312
CECONOMY AG	84,803	435,937
Fielmann Group AG	17,405	868,164
Hornbach Holding AG & Co KGaA	6,801	645,743
Zalando SE (b)(c)(d)	124,046	3,061,686
		6,536,842
Textiles, Apparel & Luxury Goods - 0.1%
Adidas AG	93,370	16,158,398
HUGO BOSS AG (e)	28,260	1,196,346
Puma SE	56,892	1,734,718
		19,089,462
TOTAL CONSUMER DISCRETIONARY		72,318,211
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
HelloFresh SE (d)(e)	77,445	420,108
Food Products - 0.0%
Suedzucker AG (e)	39,451	573,215
Household Products - 0.0%
Henkel AG & Co KGaA	58,115	4,007,142
Personal Care Products - 0.0%
Beiersdorf AG	52,784	4,375,779
TOTAL CONSUMER STAPLES		9,376,244
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Friedrich Vorwerk Group SE	3,917	335,364
Verbio SE (d)	12,217	541,134
TOTAL ENERGY		876,498
Financials - 1.0%
Banks - 0.1%
Commerzbank AG	399,881	16,524,769
Capital Markets - 0.3%
Deutsche Bank AG	986,569	30,683,998
Deutsche Boerse AG	102,370	31,406,900
flatexDEGIRO SE	45,448	1,625,805
		63,716,703
Financial Services - 0.0%
Deutsche Pfandbriefbank AG (b)(c)(e)	89,072	339,335
GRENKE AG	16,357	244,190
		583,525
Insurance - 0.6%
Allianz SE	205,884	94,033,918
Hannover Rueck SE	32,805	9,918,009
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	70,732	42,403,864
Talanx AG	35,531	4,624,636
		150,980,427
TOTAL FINANCIALS		231,805,424
Health Care - 0.3%
Health Care Equipment & Supplies - 0.0%
Carl Zeiss Meditec Ag (e)	20,162	626,600
Eckert & Ziegler SE	30,573	547,559
Siemens Healthineers AG (b)(c)	183,558	7,526,648
		8,700,807
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	120,200	5,438,866
Fresenius SE & Co KGaA	227,817	11,033,089
		16,471,955
Life Sciences Tools & Services - 0.0%
Evotec SE (d)(e)	80,033	495,338
Gerresheimer AG (e)	18,651	537,174
Schott Pharma AG & Co KGaA (e)	22,925	401,975
		1,434,487
Pharmaceuticals - 0.2%
Bayer AG	534,583	23,873,078
Dermapharm Holding SE (e)	10,096	549,209
Merck KGaA	70,500	9,105,793
		33,528,080
TOTAL HEALTH CARE		60,135,329
Industrials - 1.5%
Aerospace & Defense - 0.2%
Hensoldt AG (e)	34,775	3,137,885
Montana Aerospace Ag (b)(c)(d)	16,696	438,047
MTU Aero Engines AG	29,527	10,094,816
Rheinmetall AG	25,039	39,842,925
Tkms AG& Co KGaA	13,682	1,395,430
		54,909,103
Air Freight & Logistics - 0.1%
Deutsche Post AG	496,567	29,403,844
Commercial Services & Supplies - 0.0%
Bilfinger SE	20,500	2,360,269
Cewe Stiftung & Co KGAA (e)	4,608	509,991
		2,870,260
Construction & Engineering - 0.0%
HOCHTIEF AG	8,559	4,592,698
Electrical Equipment - 0.5%
Nordex SE (d)	71,059	4,046,490
Pfisterer Holding SE (d)	4,121	501,073
Siemens Energy AG	421,371	89,304,408
SMA Solar Technology AG (d)(e)	8,817	563,453
		94,415,424
Ground Transportation - 0.0%
Sixt SE	16,779	1,338,117
Industrial Conglomerates - 0.6%
Siemens AG	412,908	122,700,226
Machinery - 0.1%
Daimler Truck Holding AG	249,857	12,602,270
Deutz AG	78,675	916,906
Duerr AG	33,732	835,340
Gea Group Ag	79,448	5,440,796
JOST Werke SE (b)(c)	12,189	741,031
KION Group AG	39,015	2,028,495
Knorr-Bremse AG	40,244	4,678,366
Krones AG	9,067	1,313,159
Rational AG	2,888	2,113,354
RENK Group AG (e)	45,902	2,907,519
Stabilus SE	15,781	318,938
Vossloh AG	6,095	542,943
Wacker Neuson SE	16,347	367,981
		34,807,098
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	328,976	2,818,814
Trading Companies & Distributors - 0.0%
Brenntag SE (e)	69,056	5,031,433
Kloeckner & Co SE (e)	33,371	490,357
		5,521,790
Transportation Infrastructure - 0.0%
Fraport AG Frankfurt Airport Services Worldwide (d)	21,678	1,774,606
TOTAL INDUSTRIALS		355,151,980
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.0%
Jenoptik AG	30,024	1,176,233
Softwareone Holding AG (e)	88,670	782,466
		1,958,699
IT Services - 0.0%
Bechtle AG	44,510	1,517,025
CANCOM SE	16,160	469,413
IONOS Group SE (d)(e)	26,578	814,144
Nagarro SE (e)	4,664	238,115
		3,038,697
Semiconductors & Semiconductor Equipment - 0.2%
AIXTRON SE	62,287	3,434,385
Elmos Semiconductor SE	4,949	1,066,421
Infineon Technologies AG	711,198	47,831,843
Siltronic AG (e)	7,690	719,322
SUSS MicroTec SE	10,581	946,281
		53,998,252
Software - 0.5%
Atoss Software SE	6,580	611,631
Nemetschek SE	34,196	2,480,290
SAP SE	567,827	95,334,288
TeamViewer SE (b)(c)(d)(e)	95,393	531,353
		98,957,562
TOTAL INFORMATION TECHNOLOGY		157,953,210
Materials - 0.3%
Chemicals - 0.2%
Alzchem Group AG (d)	3,344	651,105
BASF SE	485,157	31,116,319
Evonik Industries AG	144,611	3,000,697
K+S AG	100,698	1,886,220
LANXESS AG (e)	47,538	1,013,200
Symrise AG	73,564	6,507,522
Wacker Chemie AG (e)	10,329	1,135,284
		45,310,347
Construction Materials - 0.1%
Heidelberg Materials AG	72,926	16,090,631
Metals & Mining - 0.0%
Aurubis AG	13,640	2,934,374
Salzgitter AG	12,552	707,708
thyssenkrupp AG	276,897	3,277,425
		6,919,507
TOTAL MATERIALS		68,320,485
Real Estate - 0.1%
Diversified REITs - 0.0%
Sirius Real Estate Ltd	873,102	1,189,262
Real Estate Management & Development - 0.1%
Aroundtown SA (d)(e)	614,712	1,773,340
LEG Immobilien SE	41,799	2,926,274
TAG Immobilien AG	115,293	2,006,701
Vonovia SE	412,834	11,123,073
		17,829,388
TOTAL REAL ESTATE		19,018,650
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	343,899	25,040,174
Multi-Utilities - 0.1%
E.ON SE	1,214,514	26,926,077
TOTAL UTILITIES		51,966,251
TOTAL GERMANY		1,101,976,344
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Patria Investments Ltd Class A	41,734	538,786
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	85,955	1,833,009
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Allwyn AG	100,935	1,441,461
Ballys Intralot SA (d)	386,826	505,754
		1,947,215
Specialty Retail - 0.0%
FF Group (d)(g)	881	0
JUMBO SA	67,379	1,837,804
		1,837,804
TOTAL CONSUMER DISCRETIONARY		3,785,019
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HELLENiQ ENERGY Holdings S.A.	57,131	659,454
Motor Oil Hellas Corinth Refineries SA	36,809	1,641,634
TOTAL ENERGY		2,301,088
Financials - 0.2%
Banks - 0.2%
Alpha Bank SA	897,755	3,602,902
Eurobank SA	1,381,954	5,968,704
National Bank of Greece SA	474,121	7,470,370
Optima bank SA	105,110	1,092,990
Piraeus Bank SA	618,852	5,774,209
TOTAL FINANCIALS		23,909,175
Industrials - 0.0%
Construction & Engineering - 0.0%
GEK TERNA SA	35,874	1,720,350
Industrial Conglomerates - 0.0%
Metlen Energy & Metals PLC (e)	54,364	2,291,851
Passenger Airlines - 0.0%
Aegean Airlines SA	30,093	393,802
Transportation Infrastructure - 0.0%
Athens International Airport SA	36,890	420,404
TOTAL INDUSTRIALS		4,826,407
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LAMDA Development SA (d)	39,203	278,364
Utilities - 0.0%
Electric Utilities - 0.0%
Holding Co ADMIE IPTO SA	79,991	308,401
Public Power Corp SA	101,139	2,137,819
TOTAL UTILITIES		2,446,220
TOTAL GREECE		39,379,282
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	54,354	4,613,568
HONG KONG - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	2,079,622	3,373,461
PCCW Ltd	2,690,545	2,079,518
		5,452,979
Entertainment - 0.0%
Damai Entertainment Holdings Ltd (d)	7,075,050	529,582
SMI Holdings Group Ltd (d)(g)	7,200	0
		529,582
TOTAL COMMUNICATION SERVICES		5,982,561
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Johnson Electric Holdings Ltd	201,429	546,612
Automobiles - 0.0%
Polestar Automotive Holding UK PLC Class A ADR (d)(e)	24,404	451,230
Hotels, Restaurants & Leisure - 0.0%
Melco International Development Ltd (d)	566,000	309,701
Melco Resorts & Entertainment Ltd ADR (d)	94,380	544,573
Super Hi International Holding Ltd (d)(e)	159,000	217,073
		1,071,347
Household Durables - 0.0%
Man Wah Holdings Ltd	902,707	491,432
Skyworth Group Ltd (d)	392,000	315,161
		806,593
Specialty Retail - 0.0%
Luk Fook Holdings International Ltd	188,685	541,135
Textiles, Apparel & Luxury Goods - 0.0%
Chow Sang Sang Holdings International Ltd	247,000	370,495
Stella International Holdings Ltd (e)	475,743	902,962
Yue Yuen Industrial Holdings Ltd (e)	456,619	849,270
		2,122,727
TOTAL CONSUMER DISCRETIONARY		5,539,644
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
DFI Retail Group Holdings Ltd	190,600	798,146
Food Products - 0.0%
Vitasoy International Holdings Ltd	556,225	439,889
WH Group Ltd (b)(c)	4,576,566	5,597,355
		6,037,244
TOTAL CONSUMER STAPLES		6,835,390
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Brightoil Petroleum Holdings Ltd (d)(g)	26,000	0
Financials - 0.6%
Banks - 0.0%
Bank of East Asia Ltd/The	520,246	910,359
Dah Sing Financial Holdings Ltd	113,108	595,545
		1,505,904
Capital Markets - 0.2%
Bright Smart Securities & Commodities Group Ltd (d)(e)	482,000	765,077
Futu Holdings Ltd Class A ADR	31,253	4,828,901
Guotai Junan International Holdings Ltd	1,585,000	491,053
Hong Kong Exchanges & Clearing Ltd	652,220	34,739,032
		40,824,063
Insurance - 0.4%
AIA Group Ltd	5,711,216	62,702,126
Prudential PLC	1,380,238	20,799,564
Prudential PLC rights (d)(f)	1,371,175	260,099
		83,761,789
TOTAL FINANCIALS		126,091,756
Health Care - 0.0%
Pharmaceuticals - 0.0%
Grand Pharmaceutical Group Ltd (d)(e)	782,039	624,695
SSY Group Ltd	1,594,300	469,322
United Laboratories International Holdings Ltd/The (e)	589,961	709,425
TOTAL HEALTH CARE		1,803,442
Industrials - 0.1%
Construction & Engineering - 0.0%
Envision Greenwise Holdings Ltd (c)(d)(e)	803,000	317,256
Electrical Equipment - 0.0%
Time Interconnect Technology Ltd (e)	320,000	845,550
Ground Transportation - 0.0%
MTR Corp Ltd	848,108	3,624,110
Industrial Conglomerates - 0.0%
CTF Services Ltd	794,933	825,514
Swire Pacific Ltd A Shares	189,658	2,062,908
		2,888,422
Machinery - 0.1%
Techtronic Industries Co Ltd	794,254	11,516,445
Marine Transportation - 0.0%
Orient Overseas International Ltd	73,245	1,278,718
Pacific Basin Shipping Ltd	2,664,102	1,042,421
		2,321,139
Trading Companies & Distributors - 0.0%
Realord Group Holdings Ltd (d)(e)	240,000	343,074
Transportation Infrastructure - 0.0%
Hutchison Port Holdings Trust	2,635,546	554,486
TOTAL INDUSTRIALS		22,410,482
Information Technology - 0.0%
Communications Equipment - 0.0%
Comba Telecom Systems Holdings Ltd (d)	1,250,000	243,552
VTech Holdings Ltd (e)	103,273	795,314
		1,038,866
Electronic Equipment, Instruments & Components - 0.0%
Cowell e Holdings Inc (d)(e)	172,314	697,770
Kingboard Laminates Holdings Ltd	505,199	2,255,291
MH Development Ltd (d)(g)	74,000	0
PAX Global Technology Ltd	554,225	277,618
Wasion Holdings Ltd	285,880	991,350
		4,222,029
IT Services - 0.0%
SUNeVision Holdings Ltd (e)	402,000	316,444
Semiconductors & Semiconductor Equipment - 0.0%
ASMPT Ltd	179,898	3,768,398
TOTAL INFORMATION TECHNOLOGY		9,345,737
Materials - 0.0%
Metals & Mining - 0.0%
Jiaxin International Resources Investment Ltd (e)	52,800	559,001
Tongguan Gold Group Ltd (d)	1,474,000	542,342
Zijin Gold International Co Ltd	116,200	2,295,361
		3,396,704
Paper & Forest Products - 0.0%
Nine Dragons Paper Holdings Ltd (d)	911,508	740,253
TOTAL MATERIALS		4,136,957
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
CK Asset Holdings Ltd	1,054,035	6,639,636
Hang Lung Group Ltd	491,000	1,019,690
Hang Lung Properties Ltd	1,028,854	1,209,559
Henderson Land Development Co Ltd (e)	810,886	3,205,194
Hongkong Land Holdings Ltd (Singapore)	585,084	4,625,697
Hysan Development Co Ltd	355,691	891,646
Kerry Properties Ltd	347,116	1,056,534
New World Development Co Ltd (d)	771,715	842,128
Sino Land Co Ltd (e)	2,087,802	3,347,938
Sun Hung Kai Properties Ltd	788,236	13,799,714
Wharf Real Estate Investment Co Ltd	954,238	2,988,192
		39,625,928
Retail REITs - 0.0%
Fortune Real Estate Investment Trust	1,005,863	625,619
Link REIT (e)	1,416,104	7,130,500
		7,756,119
TOTAL REAL ESTATE		47,382,047
Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	335,743	2,826,481
CLP Holdings Ltd	877,843	8,440,743
Power Assets Holdings Ltd	756,165	6,249,005
		17,516,229
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	5,980,943	5,537,292
TOTAL UTILITIES		23,053,521
TOTAL HONG KONG		252,581,537
HUNGARY - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Magyar Telekom Telecommunications PLC	161,327	1,276,921
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	219,656	2,927,872
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	121,652	16,309,514
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	74,607	3,142,560
TOTAL HUNGARY		23,656,867
INDIA - 4.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
HFCL Ltd	711,361	876,356
Indus Towers Ltd (d)	743,551	3,223,242
Railtel Corp of India Ltd	87,121	299,754
Tata Communications Ltd	68,871	1,151,652
		5,551,004
Entertainment - 0.0%
PVR Inox Ltd (d)	45,623	515,385
Interactive Media & Services - 0.0%
Info Edge India Ltd	201,571	2,077,290
Media - 0.0%
Affle 3i Ltd (d)	51,690	778,127
Sun TV Network Ltd	67,297	430,978
Zee Entertainment Enterprises Ltd	631,353	600,116
		1,809,221
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	1,384,999	27,687,123
Vodafone Idea Ltd (d)	14,465,770	1,565,597
		29,252,720
TOTAL COMMUNICATION SERVICES		39,205,620
Consumer Discretionary - 0.5%
Automobile Components - 0.1%
Apollo Tyres Ltd	169,486	732,544
Asahi India Glass Ltd	44,616	394,337
Balkrishna Industries Ltd	44,446	1,016,884
Belrise Industries Ltd	185,582	418,975
Bharat Forge Ltd	134,156	2,674,407
Bosch Ltd	4,188	1,593,420
Ceat Ltd	11,524	420,996
CIE Automotive India Ltd	88,918	446,321
Endurance Technologies Ltd (b)(c)	19,218	474,952
Exide Industries Ltd	319,525	1,219,395
Gabriel India Ltd	38,243	415,968
JK Tyre & Industries Ltd	70,970	306,276
Lumax Auto Technologies Ltd	19,198	329,119
Minda Corp Ltd	53,186	293,232
Motherson Sumi Wiring India Ltd	1,455,944	626,187
MRF Ltd	1,344	1,843,521
Samvardhana Motherson International Ltd	2,411,453	3,101,571
Sansera Engineering Ltd (b)(c)	28,600	763,222
SKF India Ltd	18,558	337,378
Sona Blw Precision Forgings Ltd (b)(c)	262,450	1,691,794
Sundram Fasteners Ltd	65,623	588,469
Tube Investments of India Ltd	59,303	1,846,691
TVS Holdings Ltd	3,109	467,877
UNO Minda Ltd	123,094	1,449,044
ZF Commercial Vehicle Control Systems India Ltd	4,398	684,063
		24,136,643
Automobiles - 0.2%
Bajaj Auto Ltd	35,365	3,736,629
Eicher Motors Ltd	75,444	5,676,999
Hero MotoCorp Ltd	64,896	3,506,918
Hyundai Motor India Ltd	91,671	1,764,060
Mahindra & Mahindra Ltd	507,127	16,633,030
Maruti Suzuki India Ltd	68,185	9,619,974
Tata Motors Passenger Vehicles Limited	1,124,503	4,066,069
TVS Motor Co Ltd	128,316	4,751,973
		49,755,652
Broadline Retail - 0.0%
Vishal Mega Mart Ltd (d)	1,252,139	1,621,937
Hotels, Restaurants & Leisure - 0.1%
Chalet Hotels Ltd	48,253	385,991
Devyani International Ltd (d)	263,597	348,116
EIH Ltd	124,235	420,441
Eternal Ltd (d)	1,314,329	3,448,821
Indian Hotels Co Ltd/The	486,390	3,275,343
ITC Hotels Ltd (d)	505,229	860,165
Jubilant Foodworks Ltd	211,030	1,068,002
Lemon Tree Hotels Ltd (b)(c)(d)	287,825	358,629
Sapphire Foods India Ltd (d)	154,779	336,663
Swiggy Ltd (d)	793,122	2,275,957
Tbo Tek Ltd (d)	23,654	314,575
Westlife Foodworld Ltd	52,048	261,609
		13,354,312
Household Durables - 0.0%
Amber Enterprises India Ltd (d)	12,085	1,027,400
Crompton Greaves Consumer Electricals Ltd	456,571	1,321,094
Dixon Technologies India Ltd (c)	20,751	2,457,461
Sheela Foam Ltd (d)	54,308	293,455
Whirlpool of India Ltd	56,849	593,689
		5,693,099
Specialty Retail - 0.0%
Aditya Birla Fashion and Retail Ltd (d)	387,250	264,065
Aditya Birla Lifestyle Brands Ltd	283,167	308,599
BrainBees Solutions Ltd (d)	119,886	304,376
Cartrade Tech Ltd (d)	28,257	485,784
FSN E-Commerce Ventures Ltd (d)	674,106	1,892,009
Trent Ltd	99,025	4,347,627
		7,602,460
Textiles, Apparel & Luxury Goods - 0.1%
Arvind Ltd	110,931	469,017
Bata India Ltd	56,194	426,467
Kalyan Jewellers India Ltd	244,370	1,069,807
KPR Mill Ltd	69,467	690,065
Page Industries Ltd	4,021	1,564,768
Safari Industries India Ltd	14,825	221,654
Titan Co Ltd	192,942	8,957,620
Trident Ltd/India	1,076,535	297,087
Vardhman Textiles Ltd	72,778	473,261
Vedant Fashions Ltd	60,331	272,636
VIP Industries Ltd (d)	90,686	284,331
		14,726,713
TOTAL CONSUMER DISCRETIONARY		116,890,816
Consumer Staples - 0.2%
Beverages - 0.0%
Radico Khaitan Ltd	42,109	1,523,008
Tilaknagar Industries Ltd	78,430	386,099
United Spirits Ltd	165,377	2,316,923
Varun Beverages Ltd	745,870	4,062,914
		8,288,944
Consumer Staples Distribution & Retail - 0.0%
Avenue Supermarts Ltd (b)(c)(d)	89,297	4,335,260
Medplus Health Services Ltd (d)	47,314	436,877
		4,772,137
Food Products - 0.1%
Avanti Feeds Ltd	23,080	339,738
AWL Agri Business Ltd (d)	381,636	792,764
Balrampur Chini Mills Ltd	89,860	494,481
Bikaji Foods International Ltd	45,240	323,634
Britannia Industries Ltd	58,015	3,528,094
CCL Products India Ltd	41,595	500,539
LT Foods Ltd	109,779	502,362
Marico Ltd	291,194	2,383,857
Mrs Bectors Food Specialities Ltd (c)	126,720	263,487
Nestle India Ltd	370,241	5,704,243
Tata Consumer Products Ltd	339,721	4,105,434
Zydus Wellness Ltd	71,715	384,999
		19,323,632
Household Products - 0.0%
Jyothy Laboratories Ltd	147,682	415,624
Personal Care Products - 0.1%
Colgate-Palmolive India Ltd	70,848	1,569,681
Dabur India Ltd	279,310	1,303,327
Emami Ltd	114,206	537,482
Gillette India Ltd	4,816	405,306
Godrej Consumer Products Ltd	220,766	2,495,441
Hindustan Unilever Ltd	445,574	10,592,929
Honasa Consumer Ltd (d)	88,813	320,996
		17,225,162
Tobacco - 0.0%
Godfrey Phillips India Ltd	22,571	538,074
ITC Ltd	1,624,503	5,409,065
		5,947,139
TOTAL CONSUMER STAPLES		55,972,638
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Aegis Logistics Ltd	76,563	567,445
Bharat Petroleum Corp Ltd	847,925	2,700,050
Chennai Petroleum Corp Ltd	28,772	343,728
Coal India Ltd	1,016,161	5,168,435
Great Eastern Shipping Co Ltd/The	56,585	945,061
Gujarat Mineral Development Corp Ltd	54,041	420,746
Hindustan Petroleum Corp Ltd	510,725	2,024,528
Indian Oil Corp Ltd	1,564,272	2,354,979
Oil & Natural Gas Corp Ltd	1,709,127	5,418,369
Oil India Ltd	265,702	1,379,637
Petronet LNG Ltd	472,105	1,381,404
Reliance Industries Ltd	3,303,100	50,098,108
TOTAL ENERGY		72,802,490
Financials - 1.1%
Banks - 0.7%
AU Small Finance Bank Ltd (b)(c)	302,927	3,254,096
Axis Bank Ltd	1,250,604	16,774,487
Bandhan Bank Ltd (b)(c)	451,161	954,903
Bank of Baroda	551,569	1,538,957
Canara Bank	1,059,321	1,511,968
City Union Bank Ltd	201,464	576,154
Federal Bank Ltd	979,418	2,978,090
HDFC Bank Ltd	6,175,678	50,513,323
ICICI Bank Ltd	2,870,252	38,515,541
IDFC First Bank Ltd	2,093,180	1,544,369
IndusInd Bank Ltd (d)	313,452	3,043,587
Jammu & Kashmir Bank Ltd/The	340,467	464,856
Karnataka Bank Ltd/The	201,973	574,049
Karur Vysya Bank Ltd/The	283,854	881,243
Kotak Mahindra Bank Ltd	2,972,066	12,070,861
Punjab National Bank	1,289,830	1,494,274
RBL Bank Ltd (b)(c)	266,153	949,314
South Indian Bank Ltd/The	806,128	336,808
State Bank of India	997,182	11,279,574
Tamilnad Mercantile Bank Ltd	53,135	415,752
Ujjivan Small Finance Bank Ltd (b)(c)(d)	831,602	498,566
Union Bank of India Ltd	866,022	1,523,255
Yes Bank Ltd (d)	9,242,054	1,953,117
		153,647,144
Capital Markets - 0.1%
360 ONE WAM Ltd	132,631	1,451,244
Anand Rathi Wealth Ltd	21,907	834,314
Angel One Ltd	241,860	791,896
BSE Ltd	107,754	4,162,108
Central Depository Services India Ltd (c)	71,969	970,410
CRISIL Ltd	11,799	536,691
Edelweiss Financial Services Ltd	347,293	420,492
HDFC Asset Management Co Ltd (b)(c)	105,202	3,018,695
Indian Energy Exchange Ltd (b)(c)	262,394	346,847
JM Financial Ltd	218,050	320,972
Kfin Technologies Ltd	59,354	565,098
Motilal Oswal Financial Services Ltd	84,821	719,704
Multi Commodity Exchange of India Ltd	67,508	2,126,845
Nippon Life India Asset Management Ltd (b)(c)	85,476	915,252
Nuvama Wealth Management Ltd	42,980	602,738
Prudent Corporate Advisory Services Ltd	11,630	347,731
Tata Investment Corp Ltd	80,222	609,960
UTI Asset Management Co Ltd	31,453	316,200
		19,057,197
Consumer Finance - 0.2%
Bajaj Finance Ltd	1,525,441	15,152,260
Cholamandalam Financial Holdings Ltd	54,090	891,375
Cholamandalam Investment and Finance Co Ltd	233,353	3,868,505
CreditAccess Grameen Ltd (d)	33,556	461,162
Five-Star Business Finance Ltd	111,799	568,041
L&T Finance Ltd	541,217	1,603,705
Mahindra & Mahindra Financial Services Ltd	311,822	1,025,560
Manappuram Finance Ltd	291,401	905,601
Muthoot Finance Ltd	65,962	2,390,279
Poonawalla Fincorp Ltd (d)	163,348	722,171
SBI Cards & Payment Services Ltd	154,261	1,052,486
Shriram Finance Ltd	775,401	7,712,134
Sundaram Finance Ltd	36,341	1,742,042
		38,095,321
Financial Services - 0.1%
Aadhar Housing Finance Ltd (d)	80,787	418,150
Aavas Financiers Ltd (d)	24,670	361,298
Aditya Birla Capital Ltd (d)	467,092	1,709,633
Aptus Value Housing Finance India Ltd	243,132	671,252
Bajaj Finserv Ltd	210,726	3,898,074
Bajaj Holdings & Investment Ltd	14,526	1,579,715
Can Fin Homes Ltd	66,995	614,043
Home First Finance Co India Ltd (b)(c)	40,035	492,488
IIFL Finance Ltd	134,119	652,668
Jio Financial Services Ltd	1,663,621	4,337,674
JSW Holdings Ltd/India (d)	1,963	258,941
LIC Housing Finance Ltd	165,066	969,868
One 97 Communications Ltd (d)	215,724	2,507,144
Piramal Finance Ltd	56,587	1,197,453
PNB Housing Finance Ltd (b)(c)	123,469	1,367,446
Power Finance Corp Ltd	848,144	4,026,608
REC Ltd	636,146	2,388,631
Sammaan Capital Ltd (d)	315,247	482,638
		27,933,724
Insurance - 0.0%
Go Digit General Insurance Ltd (d)	157,371	514,592
HDFC Life Insurance Co Ltd (b)(c)	528,660	3,283,867
ICICI Lombard General Insurance Co Ltd (b)(c)	135,611	2,529,929
ICICI Prudential Life Insurance Co Ltd (b)(c)	215,663	1,170,635
Max Financial Services Ltd (d)	150,212	2,515,499
PB Fintech Ltd (d)	188,602	3,328,282
SBI Life Insurance Co Ltd (b)(c)	241,581	4,639,919
Star Health & Allied Insurance Co Ltd (d)	134,259	749,529
		18,732,252
TOTAL FINANCIALS		257,465,638
Health Care - 0.3%
Biotechnology - 0.0%
Biocon Ltd	361,136	1,373,785
Health Care Equipment & Supplies - 0.0%
Poly Medicure Ltd	20,992	336,189
Health Care Providers & Services - 0.1%
Apollo Hospitals Enterprise Ltd	58,382	4,712,826
Aster DM Healthcare Ltd (b)(c)	148,615	1,102,518
Dr Agarwal's Health Care Ltd (d)	73,505	345,917
Dr Lal PathLabs Ltd (b)(c)	49,890	722,344
Fortis Healthcare Ltd	263,037	2,572,759
Global Health Ltd/India	46,145	545,527
Krishna Institute of Medical Sciences Ltd (b)(c)(d)	139,711	987,231
Max Healthcare Institute Ltd	426,674	4,489,439
Metropolis Healthcare Ltd (b)(c)	60,356	304,864
Narayana Hrudayalaya Ltd (c)	39,295	734,116
Rainbow Children's Medicare Ltd	28,812	382,793
Vijaya Diagnostic Centre Ltd	30,740	367,818
		17,268,152
Health Care Technology - 0.0%
Inventurus Knowledge Solutions Ltd (d)	24,444	427,392
Life Sciences Tools & Services - 0.0%
Divi's Laboratories Ltd	64,002	4,404,022
Onesource Specialty Pharma Ltd (d)	29,398	540,258
SAI Life Sciences Ltd (b)(c)(d)	76,119	860,609
Syngene International Ltd (b)(c)	99,866	494,531
		6,299,420
Pharmaceuticals - 0.2%
Acutaas Chemicals Ltd	28,501	783,521
Ajanta Pharma Ltd	32,142	958,823
Alembic Pharmaceuticals Ltd	37,302	298,081
Alkem Laboratories Ltd	25,378	1,448,314
Aurobindo Pharma Ltd	149,679	2,202,695
Cipla Ltd/India	308,415	4,274,303
Dr Reddy's Laboratories Ltd	294,984	4,119,874
Eris Lifesciences Ltd (b)(c)(d)	30,114	420,903
Gland Pharma Ltd (b)(c)	22,359	414,280
GlaxoSmithKline Pharmaceuticals Ltd	24,998	617,386
Glenmark Pharmaceuticals Ltd	82,846	2,106,912
Granules India Ltd	73,082	541,513
Ipca Laboratories Ltd	75,422	1,220,771
JB Chemicals & Pharmaceuticals Ltd	57,381	1,237,182
Jubilant Pharmova Ltd	57,806	568,207
Laurus Labs Ltd (b)(c)	188,371	2,199,452
Lupin Ltd	143,787	3,514,742
Mankind Pharma Ltd	67,775	1,613,288
Marksans Pharma Ltd	173,476	340,022
Natco Pharma Ltd	52,696	611,104
Neuland Laboratories Ltd	4,440	705,806
Piramal Pharma Ltd	612,202	1,049,493
Sanofi India Ltd	6,681	240,477
Strides Pharma Science Ltd	33,941	373,422
Sun Pharmaceutical Industries Ltd	518,724	9,936,968
Torrent Pharmaceuticals Ltd	64,711	2,859,074
Wockhardt Ltd (d)	40,964	605,199
Zydus Lifesciences Ltd	112,194	1,060,511
		46,322,323
TOTAL HEALTH CARE		72,027,261
Industrials - 0.5%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	1,993,309	9,100,235
Data Patterns India Ltd	14,480	625,823
Garden Reach Shipbuilders & Engineers Ltd	15,319	476,052
Hindustan Aeronautics Ltd (c)	110,763	5,085,653
Zen Technologies Ltd	24,817	440,780
		15,728,543
Air Freight & Logistics - 0.0%
Blue Dart Express Ltd	5,588	323,199
Delhivery Ltd (d)	306,969	1,517,021
		1,840,220
Building Products - 0.0%
Astral Ltd	64,262	1,040,134
Blue Star Ltd	74,203	1,399,868
Cera Sanitaryware Ltd	5,913	328,830
Kajaria Ceramics Ltd	47,655	599,174
Supreme Industries Ltd	34,520	1,326,476
		4,694,482
Commercial Services & Supplies - 0.0%
CMS Info Systems Ltd	125,449	385,323
Doms Industries Ltd	15,839	384,885
ION Exchange India Ltd	73,603	309,067
		1,079,275
Construction & Engineering - 0.1%
Afcons Infrastructure Ltd	110,154	396,648
Engineers India Ltd	165,114	440,316
Hindustan Construction Co Ltd (d)	1,797,514	421,098
IRB Infrastructure Developers Ltd	3,508,674	801,567
IRCON International Ltd (b)(c)	250,467	405,735
Kalpataru Projects International Ltd	70,074	929,885
KEC International Ltd	75,836	449,793
Larsen & Toubro Ltd	365,924	15,545,010
NBCC India Ltd	553,267	538,141
NCC Ltd/India	267,835	465,008
PNC Infratech Ltd (c)	119,368	270,508
Praj Industries Ltd	83,479	360,164
Rail Vikas Nigam Ltd (c)	293,353	925,968
Sterling and Wilson Renewable (c)(d)	164,034	363,508
Techno Electric & Engineering Co Ltd	36,883	501,956
Voltas Ltd	117,791	1,783,784
		24,599,089
Electrical Equipment - 0.2%
ABB India Ltd	29,518	2,254,979
Amara Raja Energy & Mobility Ltd	74,573	689,454
Bharat Heavy Electricals Ltd	655,486	2,443,988
CG Power & Industrial Solutions Ltd	400,378	3,439,722
Finolex Cables Ltd	57,992	607,687
GE Vernova T&D India Ltd	70,789	3,330,157
Havells India Ltd	123,238	1,614,070
HBL Engineering Ltd	57,113	483,173
Hitachi Energy India Ltd	7,379	2,621,244
Inox Wind Ltd (d)	645,514	692,578
KEI Industries Ltd	35,705	1,837,616
Polycab India Ltd	28,983	2,489,376
RR Kabel Ltd	18,955	315,505
Siemens Energy India Ltd	47,560	1,651,982
Suzlon Energy Ltd (d)	5,977,510	3,523,996
TD Power Systems Ltd	66,877	815,547
Triveni Turbine Ltd	112,535	682,776
V-Guard Industries Ltd	122,771	429,518
Voltamp Transformers Ltd	4,415	549,326
		30,472,694
Ground Transportation - 0.0%
Container Corp Of India Ltd	168,550	908,310
Industrial Conglomerates - 0.0%
3M India Ltd	1,595	561,233
Apar Industries Ltd	9,892	1,293,242
Nava Ltd	97,873	685,170
Siemens Ltd (d)	47,274	1,905,379
		4,445,024
Machinery - 0.1%
Action Construction Equipment Ltd	31,693	298,289
AIA Engineering Ltd	23,909	999,263
Ashok Leyland Ltd	1,584,774	2,723,999
Azad Engineering Ltd (d)	20,811	477,545
BEML Ltd	23,389	446,620
Craftsman Automation Ltd	6,755	550,507
Cummins India Ltd	77,365	4,310,509
Elgi Equipments Ltd	112,904	662,448
Force Motors Ltd	2,882	608,142
Grindwell Norton Ltd	28,120	467,567
Jyoti CNC Automation Ltd (c)(d)	45,828	363,428
Kirloskar Brothers Ltd	18,393	336,475
Kirloskar Oil Engines Ltd	42,823	772,345
Kirloskar Pneumatic Co Ltd	34,777	553,775
KSB Ltd	37,843	392,322
LMW Ltd	2,535	390,337
MTAR Technologies Ltd (c)(d)	12,684	867,691
Shaily Engineering Plastics Ltd	12,907	345,870
SKF India Industrial Ltd	14,676	340,265
Tata Motors Ltd /new (d)	1,110,942	4,854,229
Thermax Limited	23,557	1,015,378
Timken India Ltd	24,025	871,789
Titagarh Rail System Ltd	90,273	736,166
Vesuvius India Ltd	61,922	340,480
		23,725,439
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (b)(c)	103,398	4,722,394
Professional Services - 0.0%
Computer Age Management Services Ltd	128,890	1,009,287
eClerx Services Ltd	24,554	371,642
Firstsource Solutions Ltd	179,819	407,521
International Gemmological Institute India Ltd	82,663	303,304
Sagility Ltd (c)	1,592,663	705,094
		2,796,848
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	98,203	2,505,231
IndiaMart InterMesh Ltd (b)(c)	18,049	402,192
		2,907,423
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	286,760	5,038,821
GMR Airports Ltd (d)	1,433,039	1,464,474
Gujarat Pipavav Port Ltd	188,036	309,899
		6,813,194
TOTAL INDUSTRIALS		124,732,935
Information Technology - 0.3%
Communications Equipment - 0.0%
Astra Microwave Products Ltd	38,004	452,412
Electronic Equipment, Instruments & Components - 0.0%
Honeywell Automation India Ltd (d)	1,405	460,391
Kaynes Technology India Ltd (d)	15,770	676,726
PG Electroplast Ltd	83,077	471,409
Redington Ltd	338,195	777,208
Syrma SGS Technology Ltd	44,865	455,876
		2,841,610
IT Services - 0.3%
Coforge Ltd	178,886	2,275,695
Cyient Ltd	53,546	495,170
Happiest Minds Technologies Ltd	69,592	275,088
HCL Technologies Ltd	512,455	6,518,146
Hexaware Technologies Ltd	86,441	410,105
Infosys Ltd	1,762,501	22,189,212
LTM Ltd (b)(c)	43,279	1,962,539
Mphasis Ltd	69,372	1,674,935
Persistent Systems Ltd	60,870	3,110,177
Sonata Software Ltd	101,537	274,941
Tata Consultancy Services Ltd	486,197	12,759,437
Tata Technologies Ltd	107,299	660,482
Tech Mahindra Ltd	293,064	4,581,225
Wipro Ltd	1,467,028	3,126,018
Zensar Technologies Ltd	90,027	490,256
		60,803,426
Semiconductors & Semiconductor Equipment - 0.0%
Premier Energies Ltd (b)(c)(d)	72,204	778,992
WAAREE Energies Ltd	48,552	1,604,573
		2,383,565
Software - 0.0%
Birlasoft Ltd	110,699	433,541
BlackBuck Ltd (d)	71,005	411,961
Intellect Design Arena Ltd	71,784	567,347
KPIT Technologies Ltd	117,800	947,253
Oracle Financial Services Software Ltd	15,104	1,560,894
Tata Elxsi Ltd	19,660	860,994
		4,781,990
Technology Hardware, Storage & Peripherals - 0.0%
Netweb Technologies India Ltd	9,307	400,825
TOTAL INFORMATION TECHNOLOGY		71,663,828
Materials - 0.4%
Chemicals - 0.1%
Aarti Industries Ltd	107,990	580,603
Asian Paints Ltd	205,932	5,343,826
Atul Ltd	8,364	602,969
BASF India Ltd	8,866	341,328
Bayer CropScience Ltd/India	8,550	431,313
Carborundum Universal Ltd	68,795	694,396
Castrol India Ltd	253,080	493,819
Chambal Fertilisers and Chemicals Ltd	105,744	488,957
Coromandel International Ltd	68,812	1,443,812
Deepak Fertilisers & Petrochemicals Corp Ltd	35,543	476,534
Deepak Nitrite Ltd	31,331	577,378
Eid Parry (India) Ltd (d)	60,841	543,957
Fine Organic Industries Ltd	5,279	258,480
Finolex Industries Ltd	192,685	352,877
Gujarat Fluorochemicals Ltd	19,017	724,753
Gujarat Narmada Valley Fertilizers & Chemicals Ltd	68,252	338,816
Gujarat State Fertilizers & Chemicals Ltd	150,440	271,452
Himadri Speciality Chemical Ltd	98,077	630,591
Jubilant Ingrevia Ltd	54,030	409,571
Kansai Nerolac Paints Ltd	127,745	266,444
Navin Fluorine International Ltd	17,885	1,290,679
Paradeep Phosphates Ltd (b)(c)	248,190	339,411
PCBL CHEMICAL Ltd	105,557	325,150
PI Industries Ltd	46,360	1,495,680
Pidilite Industries Ltd	161,451	2,350,394
Solar Industries India Ltd	14,712	2,403,317
SRF Ltd	90,038	2,404,032
Sumitomo Chemical India Ltd	100,357	445,677
Supreme Petrochem Ltd	40,156	321,484
Tata Chemicals Ltd	82,967	710,172
UPL Ltd	273,253	1,859,194
		29,217,066
Construction Materials - 0.1%
ACC Ltd (d)	39,201	589,386
Ambuja Cements Ltd	351,667	1,654,020
Grasim Industries Ltd	149,374	4,417,451
JK Cement Ltd	21,264	1,190,942
JK Lakshmi Cement Ltd	47,221	321,988
Nuvoco Vistas Corp Ltd (d)	83,139	261,419
Ramco Cements Ltd/The	66,362	656,396
Shree Cement Ltd	5,372	1,373,615
UltraTech Cement Ltd	64,194	7,876,829
		18,342,046
Containers & Packaging - 0.0%
Time Technoplast Ltd	183,074	373,920
Metals & Mining - 0.2%
APL Apollo Tubes Ltd	97,340	1,962,885
Godawari Power and Ispat Ltd	150,311	471,995
Gravita India Ltd	19,523	337,452
Hindalco Industries Ltd	730,426	8,025,208
Hindustan Copper Ltd	160,298	911,532
Jindal Saw Ltd	178,937	422,157
Jindal Stainless Ltd	188,822	1,534,461
Jindal Steel Ltd	197,055	2,550,029
JSW Steel Ltd	332,030	4,445,281
National Aluminium Co Ltd	455,659	1,928,027
NMDC Ltd	1,749,069	1,674,215
PTC Industries Ltd (d)	2,916	495,806
Ramkrishna Forgings Ltd	55,771	353,176
Ratnamani Metals & Tubes Ltd	15,899	444,430
Sarda Energy & Minerals Ltd	56,105	351,611
Tata Steel Ltd	4,053,510	9,064,647
Usha Martin Ltd	96,068	460,230
Vedanta Aluminium Metal Ltd (g)	738,352	941,514
Vedanta Iron and Steel Ltd (g)	738,352	941,514
Vedanta Ltd	738,352	2,120,468
Welspun Corp Ltd	55,919	750,466
		40,187,104
Paper & Forest Products - 0.0%
Century Plyboards India Ltd	38,674	326,490
TOTAL MATERIALS		88,446,626
Real Estate - 0.1%
Office REITs - 0.0%
Brookfield India Real Estate Trust (b)(c)	276,226	951,281
Embassy Office Parks REIT	471,540	2,114,265
Mindspace Business Parks REIT (b)(c)	124,092	611,743
		3,677,289
Real Estate Management & Development - 0.1%
Aditya Birla Real Estate Ltd	33,554	527,982
Anant Raj Ltd	73,686	380,953
Brigade Enterprises Ltd	79,033	660,360
DLF Ltd	452,653	2,817,713
Godrej Properties Ltd (d)	89,398	1,736,050
Lodha Developers Ltd (b)(c)	163,752	1,560,882
Mahindra Lifespace Developers Ltd	82,419	296,782
Oberoi Realty Ltd	72,266	1,278,056
Phoenix Mills Ltd/The	112,215	2,092,784
Prestige Estates Projects Ltd	93,577	1,401,989
Sobha Ltd	27,541	418,140
		13,171,691
Retail REITs - 0.0%
Nexus Select Trust	438,020	718,120
TOTAL REAL ESTATE		17,567,100
Utilities - 0.2%
Electric Utilities - 0.1%
CESC Ltd	312,695	621,795
Power Grid Corp of India Ltd	2,516,317	8,474,047
SJVN Ltd	582,744	487,902
Tata Power Co Ltd/The	858,385	4,039,700
Torrent Power Ltd	105,140	1,934,872
		15,558,316
Gas Utilities - 0.0%
GAIL India Ltd	1,289,826	2,231,341
Gujarat Gas Ltd	86,419	347,932
Gujarat State Petronet Ltd	167,531	505,404
Indraprastha Gas Ltd	308,819	542,993
Mahanagar Gas Ltd (c)	29,224	351,044
		3,978,714
Independent Power and Renewable Electricity Producers - 0.1%
Adani Power Ltd (d)	1,583,350	3,725,857
Jaiprakash Power Ventures Ltd (d)	1,975,503	413,249
JSW Energy Ltd	240,313	1,426,603
Malco Energy Ltd (g)	738,352	941,514
NHPC Ltd	1,585,231	1,395,313
NLC India Ltd	212,682	713,370
NTPC Ltd	2,367,074	9,995,329
PTC India Ltd	199,965	440,331
Reliance Power Ltd (d)	1,784,286	544,100
Talwandi Sabo Power Ltd (g)	738,352	941,514
		20,537,180
Water Utilities - 0.0%
VA Tech Wabag Ltd	25,414	406,395
TOTAL UTILITIES		40,480,605
TOTAL INDIA		957,255,557
INDONESIA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Dayamitra Telekomunikasi PT	9,942,100	296,320
Sarana Menara Nusantara Tbk PT	11,286,092	310,264
Telkom Indonesia Persero Tbk PT	27,654,562	4,523,816
		5,130,400
Entertainment - 0.0%
MD Entertainment Tbk PT (d)	1,767,500	244,962
Media - 0.0%
Elang Mahkota Teknologi Tbk PT	7,193,200	343,737
Wireless Telecommunication Services - 0.0%
XLSMART Telecom Sejahtera Tbk PT	3,122,413	534,566
TOTAL COMMUNICATION SERVICES		6,253,665
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Bukalapak.com PT Tbk (d)	41,391,212	356,900
GoTo Gojek Tokopedia Tbk PT Class A (d)	536,368,092	1,674,705
Mitra Adiperkasa Tbk PT	5,554,248	390,955
TOTAL CONSUMER DISCRETIONARY		2,422,560
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	12,379,251	947,367
Food Products - 0.0%
Charoen Pokphand Indonesia Tbk PT	4,088,982	954,823
First Pacific Co Ltd	1,680,620	1,179,195
First Resources Ltd	336,700	924,916
Golden Agri-Resources Ltd	3,432,798	855,515
Indofood Sukses Makmur Tbk PT	2,435,986	957,508
Inti Agri Resources Tbk PT (d)(g)	1,180,800	0
Japfa Comfeed Indonesia Tbk PT (d)	3,068,535	440,350
		5,312,307
TOTAL CONSUMER STAPLES		6,259,674
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adaro Andalan Indonesia PT	1,038,100	701,230
AKR Corporindo Tbk PT	4,395,248	402,083
Alamtri Resources Indonesia Tbk PT	5,030,054	733,603
Bukit Asam Persero Tbk PT	2,578,731	427,895
Bumi Resources Tbk PT (d)	59,764,405	831,170
Dian Swastatika Sentosa Tbk PT (d)	13,560,000	1,270,257
Energi Mega Persada Tbk PT (d)	7,907,200	781,263
Indo Tambangraya Megah Tbk PT	211,629	325,950
Medco Energi Internasional Tbk PT	4,321,931	438,239
Petrindo Jaya Kreasi Tbk PT (d)	12,127,900	843,374
Sugih Energy Tbk PT (d)(g)	40,500	0
United Tractors Tbk PT	826,946	1,398,901
TOTAL ENERGY		8,153,965
Financials - 0.2%
Banks - 0.2%
Bank Central Asia Tbk PT	30,368,545	10,296,159
Bank Jago Tbk PT (d)	3,090,917	233,490
Bank Mandiri Persero Tbk PT	21,071,922	5,361,783
Bank Negara Indonesia Persero Tbk PT	8,404,186	1,810,757
Bank Rakyat Indonesia Persero Tbk PT	37,489,879	6,485,547
		24,187,736
Capital Markets - 0.0%
Pacific Strategic Financial Tbk PT (d)	5,090,071	557,492
Pool Advista Indonesia Tbk PT (d)(g)	184,900	0
		557,492
TOTAL FINANCIALS		24,745,228
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Medikaloka Hermina Tbk PT (c)	5,085,094	337,817
Mitra Keluarga Karyasehat Tbk PT (c)	3,110,098	348,633
		686,450
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	10,802,456	541,528
TOTAL HEALTH CARE		1,227,978
Industrials - 0.0%
Construction & Engineering - 0.0%
Wijaya Karya Persero Tbk PT (d)(g)	10,440,800	0
Industrial Conglomerates - 0.0%
Astra International Tbk PT	11,394,947	3,947,655
Jardine Matheson Holdings Ltd (Singapore)	87,915	5,993,367
		9,941,022
Marine Transportation - 0.0%
Transcoal Pacific Tbk PT	612,400	410,106
Transportation Infrastructure - 0.0%
Jasa Marga Persero Tbk PT	1,619,242	277,342
TOTAL INDUSTRIALS		10,628,470
Materials - 0.1%
Chemicals - 0.0%
Barito Pacific Tbk PT (d)	12,987,076	1,379,858
Chandra Asri Pacific Tbk PT	4,812,001	1,475,337
		2,855,195
Construction Materials - 0.0%
Semen Indonesia Persero Tbk PT	2,227,369	258,007
Metals & Mining - 0.1%
Amman Mineral Internasional PT (d)	8,210,419	2,422,792
Aneka Tambang Tbk	4,855,541	1,053,723
Bumi Resources Minerals Tbk PT (d)	31,073,001	1,447,028
Merdeka Copper Gold Tbk PT (d)	5,383,802	1,007,494
Nickel Industries Ltd (d)	1,228,186	931,505
Petrosea Tbk PT (d)	1,646,600	482,869
Vale Indonesia Tbk PT	1,207,100	478,993
		7,824,404
Paper & Forest Products - 0.0%
Indah Kiat Pulp & Paper Tbk PT	1,589,028	898,352
Pabrik Kertas Tjiwi Kimia Tbk PT	798,368	399,730
		1,298,082
TOTAL MATERIALS		12,235,688
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ciputra Development Tbk PT	8,637,567	347,060
Hanson International Tbk PT (d)(g)	3,268,900	0
TOTAL REAL ESTATE		347,060
Utilities - 0.0%
Gas Utilities - 0.0%
Perusahaan Gas Negara Tbk PT Class B	5,847,276	657,810
Independent Power and Renewable Electricity Producers - 0.0%
Barito Renewables Energy Tbk PT (d)	4,553,500	1,181,160
TOTAL UTILITIES		1,838,970
TOTAL INDONESIA		74,113,258
IRAQ - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
United Energy Group Ltd	7,208,000	440,938
IRELAND - 0.2%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Cairn Homes PLC (Ireland)	359,251	919,164
Glenveagh Properties PLC (b)(c)(d)	319,002	789,977
TOTAL CONSUMER DISCRETIONARY		1,709,141
Consumer Staples - 0.0%
Beverages - 0.0%
C&C Group PLC	244,429	391,145
Food Products - 0.0%
Glanbia PLC	115,440	2,679,916
Greencore Group PLC (e)	313,890	1,074,649
Kerry Group PLC Class A	87,034	7,375,046
		11,129,611
TOTAL CONSUMER STAPLES		11,520,756
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	1,156,797	13,302,498
Bank of Ireland Group PLC	516,726	10,152,065
TOTAL FINANCIALS		23,454,563
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Uniphar PLC	120,762	589,607
Pharmaceuticals - 0.0%
Cosmo NV	4,415	463,339
TOTAL HEALTH CARE		1,052,946
Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	83,344	7,693,282
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	90,660	12,892,759
TOTAL INDUSTRIALS		20,586,041
Real Estate - 0.0%
Residential REITs - 0.0%
Irish Residential Properties Reit PLC	269,004	338,448
TOTAL IRELAND		58,661,895
ISRAEL - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Bezeq The Israeli Telecommunication Corp Ltd	1,519,836	4,140,719
Wireless Telecommunication Services - 0.0%
Cellcom Israel Ltd	70,196	863,712
Partner Communications Co Ltd	84,024	1,118,800
		1,982,512
TOTAL COMMUNICATION SERVICES		6,123,231
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (d)	60,074	1,884,521
Max Stock Ltd	68,131	679,519
		2,564,040
Hotels, Restaurants & Leisure - 0.0%
Fattal Holdings 1998 Ltd (d)	4,658	1,161,438
Isrotel Ltd (d)	11,049	576,861
		1,738,299
Specialty Retail - 0.0%
Fox Wizel Ltd	6,135	661,629
Textiles, Apparel & Luxury Goods - 0.0%
Delta Galil Ltd	8,585	498,019
TOTAL CONSUMER DISCRETIONARY		5,461,987
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	5,585	689,658
Shufersal Ltd	125,418	1,872,495
		2,562,153
Food Products - 0.0%
Strauss Group Ltd	33,987	1,475,816
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (d)(e)	24,234	347,031
TOTAL CONSUMER STAPLES		4,385,000
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Delek Group Ltd	5,029	1,717,819
Energean PLC	73,698	896,042
Equital Ltd (d)	13,493	580,871
Oil Refineries Ltd	1,354,525	692,943
Paz Retail And Energy Ltd	5,613	1,551,894
TOTAL ENERGY		5,439,569
Financials - 0.4%
Banks - 0.3%
Bank Hapoalim BM	681,275	18,260,551
Bank Leumi Le-Israel BM	806,470	20,404,218
FIBI Holdings Ltd	9,832	1,020,306
First International Bank of Israel Ltd	32,709	2,735,227
Israel Discount Bank Ltd Class A	677,401	7,542,126
Mizrahi Tefahot Bank Ltd	86,126	6,778,469
		56,740,897
Capital Markets - 0.0%
Meitav Investment House Ltd	19,503	889,221
Plus500 Ltd	38,515	2,357,370
Tel Aviv Stock Exchange Ltd	51,529	2,599,394
		5,845,985
Consumer Finance - 0.0%
Isracard Ltd	122,624	626,068
Insurance - 0.1%
Clal Insurance Enterprises Holdings Ltd	39,358	3,406,064
Harel Insurance Investments & Financial Services Ltd	61,579	3,822,901
Menora Mivtachim Holdings Ltd	12,398	2,023,468
Migdal Insurance & Financial Holdings Ltd (d)	344,276	2,196,873
Phoenix Financial Ltd	125,175	7,528,972
		18,978,278
TOTAL FINANCIALS		82,191,228
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (d)	623,790	21,876,315
Industrials - 0.1%
Aerospace & Defense - 0.1%
Aryt Industries Ltd	31,294	445,138
Bet Shemesh Engines Holdings 1997 Ltd (d)	4,073	996,229
Elbit Systems Ltd	15,197	12,597,876
		14,039,243
Building Products - 0.0%
Inrom Construction Industries Ltd	73,577	688,907
Construction & Engineering - 0.0%
Ashtrom Group Ltd	29,117	719,887
Electra Ltd/Israel	25,085	827,245
Shapir Engineering and Industry Ltd (d)	93,236	1,312,626
Shikun & Binui Ltd (d)	225,763	1,508,789
		4,368,547
Machinery - 0.0%
Kornit Digital Ltd (d)	24,544	388,041
Marine Transportation - 0.0%
ZIM Integrated Shipping Services Ltd	64,221	1,698,003
Passenger Airlines - 0.0%
El Al Israel Airlines	170,847	766,790
Professional Services - 0.0%
Danel Adir Yeoshua Ltd	3,485	554,597
Hilan Ltd	11,468	822,436
		1,377,033
TOTAL INDUSTRIALS		23,326,564
Information Technology - 0.2%
Communications Equipment - 0.0%
Gilat Satellite Networks Ltd (d)	42,161	754,614
Ituran Location and Control Ltd	12,001	691,258
		1,445,872
Electronic Equipment, Instruments & Components - 0.0%
Nayax Ltd (d)	8,769	611,919
Next Vision Stabilized Systems Ltd	39,625	4,542,206
		5,154,125
IT Services - 0.0%
Formula Systems 1985 Ltd	6,094	855,465
Matrix IT Ltd	30,438	930,875
One Software Technologies Ltd	32,625	713,428
Wix.com Ltd (d)(e)	18,634	1,391,773
		3,891,541
Semiconductors & Semiconductor Equipment - 0.2%
Camtek Ltd/Israel (Israel) (d)	16,074	3,005,132
Nova Ltd (Israel) (d)	16,254	8,020,166
Tower Semiconductor Ltd (d)	61,285	12,603,161
		23,628,459
Software - 0.0%
Cellebrite DI Ltd (d)	65,476	851,188
Check Point Software Technologies Ltd (d)	47,208	5,309,485
Nice Ltd (d)	33,993	3,431,877
Radware Ltd (d)	26,028	697,550
		10,290,100
TOTAL INFORMATION TECHNOLOGY		44,410,097
Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	422,602	2,270,890
Israel Corp Ltd Class A1	2,108	601,203
Turpaz Industries Ltd	31,841	810,135
TOTAL MATERIALS		3,682,228
Real Estate - 0.1%
Diversified REITs - 0.0%
Reit 1 Ltd	113,876	999,783
Sella Capital Real Estate Ltd	165,779	619,756
		1,619,539
Real Estate Management & Development - 0.1%
Airport City Ltd (d)	36,849	686,290
Alony Hetz Properties & Investments Ltd	100,989	1,221,701
Amot Investments Ltd	160,075	1,096,943
Aura Investments Ltd	101,255	722,722
Azrieli Group Ltd	23,301	3,729,426
Big Shopping Centers Ltd	10,093	2,667,271
Blue Square Real Estate Ltd	4,089	548,483
Israel Canada T.R Ltd	105,682	736,753
Mega Or Holdings Ltd	13,357	2,739,595
Melisron Ltd	14,650	2,173,334
Mivne Real Estate KD Ltd	362,340	1,756,539
Summit Real Estate Holdings Ltd	28,105	526,298
YH Dimri Construction & Development Ltd	5,708	780,172
		19,385,527
TOTAL REAL ESTATE		21,005,066
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Doral Group Renewable Energy Resources Ltd (d)	47,232	1,182,502
Energix-Renewable Energies Ltd	163,347	1,214,678
Enlight Renewable Energy Ltd (d)	72,710	6,484,763
Meshek Energy Renewable Energies Ltd (d)	187,180	814,695
OPC Energy Ltd (d)	92,091	3,864,526
OY Nofar Energy Ltd (d)	15,140	954,805
TOTAL UTILITIES		14,515,969
TOTAL ISRAEL		232,417,254
ITALY - 1.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
RAI Way SpA (b)(c)	86,240	619,439
Telecom Italia SpA/Milano (d)	6,157,775	4,852,257
Telecom Italia SpA/Milano savings shares (d)	3,386,630	3,120,949
		8,592,645
Media - 0.0%
MFE-MediaForEurope NV Class A	123,188	419,570
MFE-MediaForEurope NV Class A (Germany) (d)	93,172	317,337
		736,907
TOTAL COMMUNICATION SERVICES		9,329,552
Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Brembo NV	84,446	792,880
Pirelli & C SpA (b)(c)	237,185	1,628,478
		2,421,358
Automobiles - 0.2%
Ferrari NV (Italy)	68,519	23,590,422
Piaggio & C SpA (e)	153,204	288,412
		23,878,834
Hotels, Restaurants & Leisure - 0.0%
Lottomatica Group Spa	139,761	4,113,885
Household Durables - 0.0%
De' Longhi SpA	37,090	1,438,253
Leisure Products - 0.0%
Ferretti SpA (e)	89,651	417,719
Sanlorenzo SpA/Ameglia (e)	13,789	537,291
Technogym SpA (b)(c)	62,345	1,466,351
		2,421,361
Textiles, Apparel & Luxury Goods - 0.0%
Brunello Cucinelli SpA	19,056	1,850,934
Moncler SpA	128,199	7,709,609
OVS SpA (b)(c)	114,112	677,673
		10,238,216
TOTAL CONSUMER DISCRETIONARY		44,511,907
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC AG	117,631	6,850,842
Davide Campari-Milano NV	341,155	2,522,498
		9,373,340
Food Products - 0.0%
NewPrinces SpA (d)(e)	11,321	224,017
Personal Care Products - 0.0%
Intercos SpA	39,042	555,358
TOTAL CONSUMER STAPLES		10,152,715
Energy - 0.1%
Energy Equipment & Services - 0.0%
Saipem SpA (e)	712,078	3,849,374
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	1,109,795	31,381,023
TOTAL ENERGY		35,230,397
Financials - 0.9%
Banks - 0.7%
AMCO - Asset Management Co SpA Class B (d)(g)	141	0
Banca Monte dei Paschi di Siena SpA	1,070,802	11,376,072
Banco BPM SpA	622,335	9,046,047
BPER Banca SPA	883,227	12,992,737
Credito Emiliano SpA	44,083	779,174
FinecoBank Banca Fineco SpA	337,190	8,342,263
Intesa Sanpaolo SpA	7,531,925	51,173,650
UniCredit SpA	761,458	58,847,292
		152,557,235
Capital Markets - 0.0%
Azimut Holding SpA	63,137	2,675,037
Banca Generali SpA	35,117	2,297,740
Tamburi Investment Partners SpA	57,752	571,390
		5,544,167
Financial Services - 0.0%
Banca IFIS SpA	25,966	707,020
Banca Mediolanum SpA	122,476	2,677,950
BFF Bank SpA (b)(c)(d)	100,663	245,028
Nexi SpA (b)(c)(e)	278,642	1,323,810
Poste Italiane SpA (b)(c)	248,532	6,589,268
		11,543,076
Insurance - 0.2%
Generali	458,702	20,555,350
Unipol Assicurazioni SpA	199,150	5,188,859
		25,744,209
TOTAL FINANCIALS		195,388,687
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
DiaSorin SpA (e)	12,103	824,156
El.En. SpA	33,589	516,030
		1,340,186
Health Care Providers & Services - 0.0%
Amplifon SpA	74,625	823,286
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	63,696	3,710,929
TOTAL HEALTH CARE		5,874,401
Industrials - 0.3%
Aerospace & Defense - 0.1%
Avio SpA (c)	19,510	722,200
Leonardo SpA	219,416	13,701,602
		14,423,802
Building Products - 0.0%
Carel Industries SpA (b)(c)	28,208	860,764
Construction & Engineering - 0.0%
Maire SpA	81,936	1,509,778
Webuild SpA	297,583	881,528
Webuild SpA warrants 8/2/2030 (d)	276	817
		2,392,123
Electrical Equipment - 0.1%
Cembre SpA	3,585	327,767
Prysmian SpA	153,145	23,294,767
		23,622,534
Machinery - 0.0%
Fincantieri SpA (d)	71,079	994,389
Interpump Group SpA	42,896	1,801,340
Iveco Group NV (e)	103,083	1,689,533
		4,485,262
Passenger Airlines - 0.1%
Ryanair Holdings PLC	456,042	11,965,258
Transportation Infrastructure - 0.0%
Enav Spa (b)(c)	163,819	957,486
TOTAL INDUSTRIALS		58,707,229
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Sesa SpA	4,465	450,408
IT Services - 0.0%
Reply SpA	12,970	1,435,457
Semiconductors & Semiconductor Equipment - 0.0%
Technoprobe SpA (d)	73,239	1,584,187
TOTAL INFORMATION TECHNOLOGY		3,470,052
Materials - 0.0%
Chemicals - 0.0%
SOL SpA	20,412	1,379,897
Utilities - 0.4%
Electric Utilities - 0.3%
Enel SpA	4,407,489	51,460,498
Terna - Rete Elettrica Nazionale	759,734	9,139,534
		60,600,032
Gas Utilities - 0.1%
Italgas SpA	329,644	3,981,064
Snam SpA	1,070,886	8,453,542
		12,434,606
Independent Power and Renewable Electricity Producers - 0.0%
ERG SpA	37,374	1,007,994
Multi-Utilities - 0.0%
A2A SpA	851,916	2,424,639
ACEA SpA	29,607	776,276
Hera SpA	460,513	2,171,653
Iren SpA	333,165	1,018,214
		6,390,782
TOTAL UTILITIES		80,433,414
TOTAL ITALY		444,478,251
JAPAN - 14.6%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.1%
Internet Initiative Japan Inc	62,354	1,097,189
NTT Inc	15,945,257	15,531,660
U-Next Holdings Co Ltd	36,319	355,310
		16,984,159
Entertainment - 0.2%
Anycolor Inc	17,000	300,216
Capcom Co Ltd	188,592	3,981,859
Daiichikosho Co Ltd	50,902	529,445
DeNA Co Ltd	42,998	701,630
GungHo Online Entertainment Inc	31,242	494,289
Koei Tecmo Holdings Co Ltd	55,745	552,266
Konami Group Corp	55,169	6,624,322
MIXI Inc	30,297	500,481
Nexon Co Ltd	203,583	3,436,989
Nintendo Co Ltd	600,184	29,360,337
Shochiku Co Ltd	5,199	343,494
Square Enix Holdings Co Ltd	133,675	2,104,211
Toei Animation Co Ltd	41,233	682,197
Toei Co Ltd	19,739	727,863
Toho Co Ltd/Tokyo	285,795	2,634,634
		52,974,233
Interactive Media & Services - 0.0%
Kakaku.com Inc	67,965	1,135,634
LY Corp	1,492,546	3,925,735
		5,061,369
Media - 0.0%
CyberAgent Inc	242,879	1,945,103
Dentsu Group Inc (d)	109,929	2,087,092
Fuji Media Holdings Inc	23,760	587,746
Hakuhodo DY Holdings Inc	140,870	945,878
Kadokawa Corp	44,070	1,004,206
Nippon Television Holdings Inc	33,616	639,064
SKY Perfect JSAT Corp	87,990	1,921,062
TBS Holdings Inc	20,085	710,405
		9,840,556
Wireless Telecommunication Services - 0.6%
KDDI Corp	1,588,928	26,002,076
Okinawa Cellular Telephone Co	21,868	467,974
SoftBank Corp	15,474,840	21,780,363
SoftBank Group Corp	2,018,780	68,959,155
		117,209,568
TOTAL COMMUNICATION SERVICES		202,069,885
Consumer Discretionary - 2.1%
Automobile Components - 0.3%
Aisin Corp	264,007	4,186,470
Bridgestone Corp	613,610	12,751,464
Denso Corp	943,347	11,271,163
Exedy Corp	14,671	574,376
FCC Co Ltd	22,360	476,681
GS Yuasa Corp	42,760	1,729,030
JTEKT Corp	135,121	1,650,283
Koito Manufacturing Co Ltd	107,322	1,741,236
KYB Corp	17,068	491,899
Musashi Seimitsu Industry Co Ltd	26,509	725,462
NHK Spring Co Ltd	97,040	1,773,029
Nifco Inc/Japan	45,512	1,341,110
Niterra Co Ltd	81,961	4,430,445
NOK Corp	47,555	845,692
Seiren Co Ltd	27,087	549,803
Shoei Co Ltd	31,663	352,769
Stanley Electric Co Ltd	52,812	1,030,726
Sumitomo Electric Industries Ltd	388,693	25,589,314
Sumitomo Rubber Industries Ltd	100,578	1,304,383
Tokai Rika Co Ltd	31,132	574,279
Topre Corp	24,464	371,785
Toyo Tire Corp	72,510	1,777,809
Toyoda Gosei Co Ltd	52,864	1,559,856
Toyota Boshoku Corp	44,888	635,103
TS Tech Co Ltd	52,582	575,916
Yokohama Rubber Co Ltd/The	69,379	2,823,848
		81,133,931
Automobiles - 0.6%
Honda Motor Co Ltd	1,995,916	16,195,743
Isuzu Motors Ltd	294,564	4,058,655
Mazda Motor Corp	314,357	2,023,492
Mitsubishi Motors Corp (e)	339,547	663,153
Nissan Motor Co Ltd (d)	1,190,251	2,723,316
Nissan Shatai Co Ltd	41,661	241,496
Subaru Corp	318,528	4,744,542
Suzuki Motor Corp	845,411	9,454,601
Toyota Motor Corp	5,141,285	98,689,113
Yamaha Motor Co Ltd (e)	503,634	3,537,513
		142,331,624
Broadline Retail - 0.1%
Isetan Mitsukoshi Holdings Ltd	169,337	3,217,924
Izumi Co Ltd	61,377	373,169
J Front Retailing Co Ltd	134,646	1,959,519
Mercari Inc (d)	61,634	1,499,568
Pan Pacific International Holdings Corp	1,041,915	5,893,127
Rakuten Group Inc (d)	842,410	4,101,540
Ryohin Keikaku Co Ltd	276,234	6,398,358
Seria Co Ltd	27,940	611,158
Takashimaya Co Ltd	137,146	1,630,587
		25,684,950
Distributors - 0.0%
Arata Corp	17,903	317,619
Happinet Corp	16,800	287,465
PALTAC Corp	23,701	700,075
		1,305,159
Hotels, Restaurants & Leisure - 0.1%
Atom Corp (d)(e)	81,472	342,410
Colowide Co Ltd (e)	50,634	599,406
Create Restaurants Holdings Inc (e)	135,338	617,314
Doutor Nichires Holdings Co Ltd	16,899	298,522
Food & Life Cos Ltd	59,143	3,440,409
Fujita Kanko Inc	26,700	350,970
Heiwa Corp	42,143	487,063
Hiday Hidaka Corp	15,231	278,006
HIS Co Ltd	72,134	485,719
KOMEDA Holdings Co Ltd	28,378	552,367
Kura Sushi Inc (e)	27,146	298,457
Kyoritsu Maintenance Co Ltd	43,159	656,640
Matsuyafoods Holdings Co Ltd (e)	5,700	191,653
McDonald's Holdings Co Japan Ltd (e)	47,586	2,475,536
Metaplanet Inc (d)(e)	261,100	561,395
Monogatari Corp/The	19,101	513,817
MOS Food Services Inc	19,972	502,505
Ohsho Food Service Corp	19,816	370,312
Oriental Land Co Ltd/Japan	584,423	8,131,069
Resorttrust Inc	89,198	993,487
Round One Corp	89,221	484,600
Royal Holdings Co Ltd (e)	47,172	414,339
Saizeriya Co Ltd	17,261	562,201
Skylark Holdings Co Ltd	126,165	2,431,368
Tokyotokeiba Co Ltd	9,006	319,136
Toridoll Holdings Corp (e)	26,960	696,723
Yoshinoya Holdings Co Ltd	33,953	684,940
Zensho Holdings Co Ltd	52,004	2,866,201
		30,606,565
Household Durables - 0.5%
Casio Computer Co Ltd	116,572	1,182,727
Haseko Corp	129,538	2,236,996
Iida Group Holdings Co Ltd	86,103	1,217,872
JVCKenwood Corp	78,999	595,445
Nagawa Co Ltd	7,761	257,358
Nikon Corp (e)	133,454	1,476,482
Open House Group Co Ltd	39,260	2,310,595
Panasonic Holdings Corp	1,268,579	25,949,811
Rinnai Corp	59,059	1,342,230
Sangetsu Corp	29,105	554,047
Sekisui House Ltd	320,464	6,977,778
Sharp Corp/Japan (d)	138,255	495,386
Sony Group Corp	3,341,015	66,938,345
Sumitomo Forestry Co Ltd	256,349	2,316,662
Tamron Co Ltd	85,384	590,794
		114,442,528
Leisure Products - 0.1%
Bandai Namco Holdings Inc	314,655	7,223,001
Mizuno Corp	28,090	596,354
Noritsu Koki Co Ltd	33,991	452,486
Sankyo Co Ltd	114,517	1,354,741
Sega Sammy Holdings Inc	83,530	1,210,989
Shimano Inc	39,059	4,097,870
Tomy Co Ltd	47,188	766,651
Yamaha Corp	221,356	1,579,706
Yonex Co Ltd	29,929	506,773
		17,788,571
Specialty Retail - 0.3%
ABC-Mart Inc	55,067	935,411
and ST HD Co Ltd	15,396	293,985
Aoyama Trading Co Ltd	75,000	378,080
ARCLANDS CORP	40,332	457,279
Autobacs Seven Co Ltd	37,616	365,282
Bic Camera Inc	53,081	549,276
DCM Holdings Co Ltd	54,613	510,225
EDION Corp	46,536	630,456
Fast Retailing Co Ltd	103,694	48,813,468
Joyful Honda Co Ltd	34,862	457,953
K's Holdings Corp	93,136	1,076,544
Kohnan Shoji Co Ltd	11,049	285,859
Komeri Co Ltd	18,454	393,702
Nextage Co Ltd	27,431	602,120
Nishimatsuya Chain Co Ltd	36,451	466,827
Nitori Holdings Co Ltd	215,080	3,109,362
Nojima Corp	101,965	794,801
PAL GROUP Holdings Co Ltd	51,468	494,699
Sanrio Co Ltd	490,725	2,859,755
Shimamura Co Ltd	70,140	1,471,223
USS Co Ltd	221,139	2,388,394
Workman Co Ltd	11,478	522,730
Yamada Holdings Co Ltd	296,634	992,602
Yellow Hat Ltd	36,210	350,463
ZOZO Inc	236,029	1,584,102
		70,784,598
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	381,624	10,837,216
Goldwin Inc	31,779	444,748
Gunze Ltd	20,890	482,065
Seiko Group Corp	29,458	1,094,261
Wacoal Holdings Corp	26,708	787,839
		13,646,129
TOTAL CONSUMER DISCRETIONARY		497,724,055
Consumer Staples - 0.7%
Beverages - 0.1%
Asahi Group Holdings Ltd	816,299	8,036,978
Coca-Cola Bottlers Japan Holdings Inc	68,087	1,476,281
Ito En Ltd	47,706	877,369
Kirin Holdings Co Ltd	423,182	6,673,181
Sapporo Holdings Ltd	176,615	1,981,326
Suntory Beverage & Food Ltd	74,123	2,136,102
Takara Holdings Inc	91,479	1,037,358
		22,218,595
Consumer Staples Distribution & Retail - 0.2%
Aeon Co Ltd	1,211,404	11,765,990
Ain Holdings Inc	15,042	545,398
Arcs Co Ltd	24,266	528,580
Axial Retailing Inc	51,672	371,967
Belc Co Ltd	7,279	324,442
Blue Zones Holdings Co Ltd	61,520	684,779
Cosmos Pharmaceutical Corp	21,582	838,840
Create SD Holdings Co Ltd	18,083	377,781
Fuji Co Ltd/Ehime	22,800	296,321
H2O Retailing Corp	49,797	730,692
Kato Sangyo Co Ltd	14,234	556,484
Kobe Bussan Co Ltd (e)	86,609	1,516,206
Kusuri no Aoki Holdings Co Ltd (e)	23,916	570,347
Life Corp	25,998	427,237
MatsukiyoCocokara & Co	186,370	2,729,520
San-A Co Ltd	24,034	504,673
Seven & i Holdings Co Ltd	1,129,482	13,473,528
Sugi Holdings Co Ltd	64,907	1,299,116
Sundrug Co Ltd	40,053	968,179
Trial Holdings Inc	20,700	522,557
Tsuruha Holdings Inc	127,366	1,679,318
Valor Holdings Co Ltd	23,458	552,738
		41,264,693
Food Products - 0.2%
Ajinomoto Co Inc	492,476	15,828,385
Ariake Japan Co Ltd	13,697	474,707
Calbee Inc	41,810	792,438
Ezaki Glico Co Ltd	25,431	919,935
FUJI OIL CO LTD /Osaka	23,038	490,441
House Foods Group Inc	39,848	765,013
Itoham Yonekyu Holdings Inc	15,379	512,392
Kagome Co Ltd (e)	46,371	796,754
Kewpie Corp	57,586	1,527,980
Kikkoman Corp	366,114	3,326,266
Kotobuki Spirits Co Ltd	55,103	705,231
Megmilk Snow Brand Co Ltd	25,318	508,740
MEIJI Holdings Co Ltd	140,070	3,324,547
Morinaga & Co Ltd/Japan	38,654	659,595
Morinaga Milk Industry Co Ltd	37,587	1,134,243
NH Foods Ltd	45,326	1,867,527
Nichirei Corp	116,868	1,404,533
Nippn Corp	37,611	635,721
Nisshin Oillio Group Ltd/The	44,487	511,703
Nisshin Seifun Group Inc	114,488	1,462,380
Nissin Foods Holdings Co Ltd (e)	104,498	1,870,843
Nissui Corp	162,070	1,261,788
Sakata Seed Corp	18,096	474,409
Toyo Suisan Kaisha Ltd	48,507	3,331,579
Umios Corp	70,407	595,311
Yakult Honsha Co Ltd (e)	132,336	2,304,512
Yamazaki Baking Co Ltd	65,766	1,375,633
		48,862,606
Household Products - 0.0%
Earth Corp	10,728	313,896
Lion Corp	134,820	1,318,848
Pigeon Corp	60,751	655,891
Unicharm Corp	609,479	3,560,448
		5,849,083
Personal Care Products - 0.1%
Kao Corp	245,685	9,155,173
Kobayashi Pharmaceutical Co Ltd	32,846	1,216,894
Kose Holdings Corp	20,385	727,175
Milbon Co Ltd	20,070	327,430
Noevir Holdings Co Ltd	9,795	273,556
Pola Orbis Holdings Inc	53,771	444,380
Rohto Pharmaceutical Co Ltd	116,008	1,705,894
Shiseido Co Ltd	215,225	4,395,952
		18,246,454
Tobacco - 0.1%
Japan Tobacco Inc	651,044	24,254,473
TOTAL CONSUMER STAPLES		160,695,904
Energy - 0.1%
Energy Equipment & Services - 0.0%
Modec Inc	26,235	2,169,130
Oil, Gas & Consumable Fuels - 0.1%
Cosmo Energy Holdings Co Ltd	59,128	1,511,561
ENEOS Holdings Inc	1,478,391	12,416,244
Idemitsu Kosan Co Ltd	416,595	3,564,528
Inpex Corp	475,733	12,402,445
Itochu Enex Co Ltd	26,868	326,936
Iwatani Corp	105,464	1,296,529
Japan Petroleum Exploration Co Ltd	80,805	1,155,996
San-Ai Obbli Co Ltd	27,352	402,478
		33,076,717
TOTAL ENERGY		35,245,847
Financials - 2.4%
Banks - 1.5%
77 Bank Ltd/The	107,904	2,077,259
Aichi Financial Group Inc	108,355	1,027,938
Aozora Bank Ltd (e)	59,794	964,752
Awa Bank Ltd/The	21,628	877,507
Bank of Nagoya Ltd/The	19,723	736,485
CCI Group Inc	125,590	754,935
Chiba Bank Ltd/The	306,249	4,227,219
Chugin Financial Group Inc	81,595	1,518,572
Daishi Hokuetsu Financial Group Inc	113,624	1,416,699
First Bank of Toyama Ltd/The	36,000	593,317
Fukuoka Financial Group Inc	96,072	3,921,968
Gunma Bank Ltd/The	182,118	2,493,659
Hachijuni Nagano Bank Ltd	212,227	2,875,325
Hirogin Holdings Inc	155,096	1,832,212
Hokuhoku Financial Group Inc	56,308	2,146,627
Hyakugo Bank Ltd/The	122,085	1,389,256
Hyakujushi Bank Ltd/The	52,800	804,597
Iyogin Holdings Inc	128,517	2,476,701
Japan Post Bank Co Ltd	971,577	16,672,537
Juroku Financial Group Inc	88,850	1,167,359
Keiyo Bank Ltd/The	52,405	726,406
Kiyo Bank Ltd/The	36,080	955,487
Kyoto Financial Group Inc	125,078	3,457,299
Kyushu Financial Group Inc	206,477	1,686,205
Mebuki Financial Group Inc	482,758	4,008,021
Mitsubishi UFJ Financial Group Inc	6,122,118	109,970,630
Mizuho Financial Group Inc	1,353,458	58,202,369
Musashino Bank Ltd/The	60,789	923,415
Nanto Bank Ltd/The	91,780	871,084
Nishi-Nippon Financial Holdings Inc	63,951	1,605,754
North Pacific Bank Ltd	160,011	1,017,405
Ogaki Kyoritsu Bank Ltd/The	19,753	884,348
Rakuten Bank Ltd (d)	52,186	2,108,569
Resona Holdings Inc	1,133,133	14,172,854
San-In Godo Bank Ltd/The	103,606	1,245,334
Senshu Ikeda Holdings Inc	134,855	793,447
Seven Bank Ltd (e)	330,020	557,279
Shiga Bank Ltd/The	103,920	1,281,206
Shizuoka Financial Group Inc	236,811	4,157,363
Sumitomo Mitsui Financial Group Inc	1,990,391	70,278,824
Sumitomo Mitsui Trust Group Inc	342,444	11,449,044
Suruga Bank Ltd	72,337	1,072,539
Toho Bank Ltd/The	153,345	654,543
Tokyo Kiraboshi Financial Group Inc	13,331	992,101
TOMONY Holdings Inc	113,161	639,011
Yamaguchi Financial Group Inc	107,098	1,840,262
Yamanashi Chuo Bank Ltd/The	21,600	743,123
Yokohama Financial Group Inc	573,484	5,443,858
		351,712,704
Capital Markets - 0.2%
Daiwa Securities Group Inc	721,463	6,791,034
JAFCO Group Co ltd	37,245	512,081
Japan Exchange Group Inc	536,912	6,395,550
Matsui Securities Co Ltd	89,622	527,170
Monex Group Inc	95,173	408,600
Nihon M&A Center Holdings Inc	154,670	647,793
Nomura Holdings Inc	1,632,621	13,077,022
Okasan Securities Group Inc	88,230	509,438
SBI Holdings Inc	306,158	6,177,664
Tokai Tokyo Financial Holdings Inc	136,906	616,832
		35,663,184
Consumer Finance - 0.0%
Acom Co Ltd	222,066	712,691
AEON Financial Service Co Ltd	58,756	584,305
Credit Saison Co Ltd	72,621	2,011,518
Jaccs Co Ltd	15,380	399,470
Marui Group Co Ltd	89,638	1,715,955
Muninova Holdings Inc	171,592	505,295
		5,929,234
Financial Services - 0.2%
Financial Partners Group Co Ltd	32,477	331,282
Fuyo General Lease Co Ltd	28,832	798,278
GMO Payment Gateway Inc	22,404	1,125,293
Japan Securities Finance Co Ltd	47,944	660,051
Mitsubishi HC Capital Inc	476,535	4,328,420
Mizuho Leasing Co Ltd	89,901	817,413
ORIX Corp	632,944	21,302,675
Ricoh Leasing Co Ltd	13,244	514,446
Sony Financial Group Inc	3,288,115	2,949,988
Tokyo Century Corp	87,013	1,195,286
Zenkoku Hosho Co Ltd	71,532	1,440,101
		35,463,233
Insurance - 0.5%
Daiichi Life Group Inc	1,910,660	17,493,406
Japan Post Holdings Co Ltd	967,112	11,215,657
Japan Post Insurance Co Ltd	301,890	2,943,612
LIFENET INSURANCE CO (d)	35,393	435,797
MS&AD Insurance Group Holdings Inc	695,099	17,873,838
Sompo Holdings Inc	482,127	17,942,558
T&D Holdings Inc	255,243	6,184,031
Tokio Marine Holdings Inc	998,516	45,728,808
		119,817,707
TOTAL FINANCIALS		548,586,062
Health Care - 0.8%
Biotechnology - 0.0%
GNI Group Ltd (d)	32,507	612,221
Peptidream Inc (d)	55,373	408,182
SanBio Co Ltd (d)(e)	29,100	353,221
		1,373,624
Health Care Equipment & Supplies - 0.2%
Asahi Intecc Co Ltd	115,611	2,432,755
Fukuda Denshi Co Ltd	8,750	564,743
Hoya Corp	183,775	34,318,842
Mani Inc	49,216	537,321
Menicon Co Ltd	40,646	419,864
Nakanishi Inc	36,744	649,154
Nihon Kohden Corp	101,466	945,082
Nipro Corp	91,723	890,409
Olympus Corp	610,329	6,002,901
Sysmex Corp	276,226	2,439,197
Terumo Corp	721,393	9,179,020
		58,379,288
Health Care Providers & Services - 0.0%
Alfresa Holdings Corp	92,311	1,393,591
As One Corp	39,725	550,869
H.U. Group Holdings Inc	29,900	596,560
Medipal Holdings Corp	101,176	1,807,746
Ship Healthcare Holdings Inc	41,303	614,652
Suzuken Co Ltd/Aichi Japan	32,210	1,140,111
Toho Holdings Co Ltd	29,607	848,642
		6,952,171
Health Care Technology - 0.0%
JMDC Inc (e)	16,740	357,904
M3 Inc	239,871	2,310,547
		2,668,451
Pharmaceuticals - 0.6%
Astellas Pharma Inc	985,922	13,972,234
Chugai Pharmaceutical Co Ltd	365,201	19,475,951
Daiichi Sankyo Co Ltd	979,103	15,904,636
Eisai Co Ltd	140,964	4,219,397
Hisamitsu Pharmaceutical Co Inc	10,067	386,030
Kaken Pharmaceutical Co Ltd	18,270	475,567
Kissei Pharmaceutical Co Ltd	22,885	638,487
Kyowa Kirin Co Ltd	125,577	1,891,931
Mochida Pharmaceutical Co Ltd	14,692	316,058
Nippon Shinyaku Co Ltd	28,194	864,448
Nxera Pharma Co Ltd (d)(e)	47,261	294,333
Ono Pharmaceutical Co Ltd	203,590	3,011,129
Otsuka Holdings Co Ltd	236,461	17,233,803
Santen Pharmaceutical Co Ltd	160,259	1,651,546
Sawai Group Holdings Co Ltd	68,763	926,000
Shionogi & Co Ltd	409,307	8,269,211
Sumitomo Pharma Co Ltd (d)(e)	128,200	1,415,312
Takeda Pharmaceutical Co Ltd	861,800	28,812,383
Towa Pharmaceutical Co Ltd	20,223	510,450
Tsumura & Co	36,736	856,827
		121,125,733
TOTAL HEALTH CARE		190,499,267
Industrials - 3.9%
Air Freight & Logistics - 0.0%
Hamakyorex Co Ltd	39,708	435,594
Mitsui-Soko Holdings Co Ltd	32,659	823,425
NIPPON EXPRESS HOLDINGS INC	112,385	2,951,707
Sankyu Inc	24,127	1,296,524
SBS Holdings Inc	14,100	375,727
Senko Group Holdings Co Ltd	71,602	847,564
SG Holdings Co Ltd (e)	163,882	1,533,784
Yamato Holdings Co Ltd	123,583	1,400,115
		9,664,440
Building Products - 0.2%
AGC Inc	104,190	3,736,663
Bunka Shutter Co Ltd	43,144	508,463
Central Glass Co Ltd	14,589	381,846
Daikin Industries Ltd	143,429	20,265,831
Lixil Corp (e)	155,025	1,600,786
Nichias Corp	94,041	1,865,885
Nichiha Corp	16,929	335,528
Nihon Dengi Co Ltd	24,000	369,346
Nitto Boseki Co Ltd	13,482	2,477,061
Sanwa Holdings Corp	105,559	2,414,414
Sinko Industries Ltd	36,536	285,045
Takara Standard Co Ltd	30,909	584,507
Takasago Thermal Engineering Co Ltd	53,298	1,537,156
TOTO Ltd	71,368	2,507,032
		38,869,563
Commercial Services & Supplies - 0.1%
ALSOK Co Ltd	192,464	1,455,769
Dai Nippon Printing Co Ltd	216,678	4,104,127
Daiei Kankyo Co Ltd	22,964	551,638
Daiseki Co Ltd	22,979	615,360
Duskin Co Ltd	26,088	656,617
Itoki Corp	26,600	540,404
Japan Elevator Service Holdings Co Ltd	81,478	824,318
Kokuyo Co Ltd	179,016	891,678
Okamura Corp	38,814	622,817
Park24 Co Ltd	77,664	913,289
Pilot Corp	17,694	539,721
Prestige International Inc	78,666	334,094
Secom Co Ltd	213,086	7,758,409
TOPPAN Holdings Inc	126,771	3,768,086
		23,576,327
Construction & Engineering - 0.3%
Chiyoda Corp (d)(e)	82,200	533,286
Chudenko Corp	21,709	659,541
COMSYS Holdings Corp	63,245	2,277,550
Dai-Dan Co Ltd	49,971	892,484
EXEO Group Inc	106,411	1,953,683
Hazama Ando Corp	92,548	1,122,035
INFRONEER Holdings Inc	101,086	1,376,156
JGC Holdings Corp	118,552	1,801,329
Kajima Corp	230,862	9,023,027
Kandenko Co Ltd	57,601	2,512,643
Kinden Corp	65,454	3,507,091
Kraftia Corp	23,591	1,455,020
Kumagai Gumi Co Ltd	72,916	699,075
MIRAIT ONE corp	60,724	1,564,773
Nippon Densetsu Kogyo Co Ltd	21,209	662,107
Nishimatsu Construction Co Ltd	18,668	686,594
Obayashi Corp	347,801	8,177,038
Okumura Corp	21,603	849,150
Penta-Ocean Construction Co Ltd	148,656	1,665,579
Raito Kogyo Co Ltd	26,567	647,402
Sanki Engineering Co Ltd	58,920	907,989
Shimizu Corp	276,083	5,333,951
SHO-BOND Holdings Co Ltd	99,652	842,927
Taikisha Ltd	26,820	595,720
Taisei Corp	79,963	8,671,251
Toa Corp/Tokyo	32,900	587,839
Toda Corp	137,746	1,250,555
Tokyu Construction Co Ltd	52,974	500,059
Totetsu Kogyo Co Ltd	14,905	526,034
Toyo Engineering Corp (d)(e)	15,800	230,978
Yokogawa Bridge Holdings Corp	24,904	466,578
		61,979,444
Electrical Equipment - 0.4%
Daihen Corp	9,522	942,048
Fuji Electric Co Ltd	78,113	6,564,992
Fujikura Ltd	820,684	31,664,451
Furukawa Electric Co Ltd	36,570	9,931,932
Mabuchi Motor Co Ltd	101,470	954,982
Mitsubishi Electric Corp	1,033,145	41,461,133
NIDEC CORP	455,670	7,019,035
Nitto Kogyo Corp	15,942	461,138
Sinfonia Technology Co Ltd	11,682	1,073,853
SWCC Corp	14,607	1,495,125
Ushio Inc	38,385	772,931
		102,341,620
Ground Transportation - 0.2%
Central Japan Railway Co	418,546	10,041,116
East Japan Railway Co	522,377	11,402,928
Fukuyama Transporting Co Ltd	12,669	420,880
Hankyu Hanshin Holdings Inc	128,693	3,730,696
Keikyu Corp	128,185	1,256,784
Keio Corp	283,460	1,336,351
Keisei Electric Railway Co Ltd	214,764	1,533,844
Kintetsu Group Holdings Co Ltd	99,939	2,133,980
Kyushu Railway Co	76,419	1,754,120
Nagoya Railroad Co Ltd	100,721	1,137,555
Nankai Electric Railway Co Ltd	51,885	983,695
Nikkon Holdings Co Ltd (e)	53,704	1,735,243
Nishi-Nippon Railroad Co Ltd	34,162	625,784
Odakyu Electric Railway Co Ltd	169,548	1,697,346
Seibu Holdings Inc	113,632	2,674,044
Seino Holdings Co Ltd	53,762	824,041
Sotetsu Holdings Inc	47,357	798,065
Tobu Railway Co Ltd	107,575	1,921,081
Tokyo Metro Co Ltd	163,400	1,645,591
Tokyu Corp	272,753	2,900,595
West Japan Railway Co	219,941	3,981,282
		54,535,021
Industrial Conglomerates - 0.4%
Hikari Tsushin Inc	9,324	2,264,204
Hitachi Ltd	2,489,336	79,156,775
Keihan Holdings Co Ltd	51,169	1,060,701
Nisshinbo Holdings Inc	82,811	1,092,356
Sekisui Chemical Co Ltd	200,535	3,072,974
TOKAI Holdings Corp	59,499	432,356
		87,079,366
Machinery - 1.0%
Amada Co Ltd	170,444	2,882,135
ARCHION Corp (e)	624,613	1,217,352
CKD Corp	30,164	1,168,800
Daifuku Co Ltd	174,442	7,626,894
DMG Mori Co Ltd	74,586	1,389,869
Ebara Corp	250,318	8,562,856
FANUC Corp	507,543	22,419,752
Fuji Corp/Aichi	38,812	1,512,030
Furukawa Co Ltd	9,700	258,783
Galilei Co Ltd	17,240	392,805
Glory Ltd	31,242	794,709
Harmonic Drive Systems Inc	33,491	1,141,760
Hitachi Construction Machinery Co Ltd	54,418	1,904,810
Hoshizaki Corp	61,881	2,012,034
IHI Corp	559,883	10,226,582
Japan Steel Works Ltd/The	33,797	2,065,357
Kanadevia Corp	84,597	652,018
Kawasaki Heavy Industries Ltd	408,975	8,407,877
Kitz Corp	37,840	509,435
Komatsu Ltd	516,976	22,135,878
Kubota Corp	527,172	8,605,791
Kurita Water Industries Ltd	56,523	3,054,916
Kyokuto Kaihatsu Kogyo Co Ltd	24,872	429,385
Makino Milling Machine Co Ltd	13,064	992,197
Makita Corp	122,731	4,557,369
Max Co Ltd	52,360	560,628
Meidensha Corp	19,352	1,057,312
MINEBEA MITSUMI Inc	196,340	3,925,438
MISUMI Group Inc	152,752	3,516,126
Mitsubishi Heavy Industries Ltd	1,741,034	51,962,725
Mitsuboshi Belting Ltd	14,251	359,049
Mitsui E&S Co Ltd	51,700	1,864,522
Miura Co Ltd	51,924	1,075,352
Nabtesco Corp	60,268	1,993,255
Nachi-Fujikoshi Corp	15,300	497,155
Namura Shipbuilding Co Ltd	28,458	745,405
NGK Corp	128,351	4,063,664
Nomura Micro Science Co Ltd	15,400	363,102
Noritake Co Ltd	23,942	527,022
NSK Ltd	198,383	1,611,339
NTN Corp	328,341	801,563
OKUMA Corp	23,350	670,067
Organo Corp	14,851	1,500,739
OSG Corp	50,085	1,047,462
Shibaura Machine Co Ltd	20,531	551,048
Shinmaywa Industries Ltd	32,320	528,346
SMC Corp	31,339	15,410,701
Sumitomo Heavy Industries Ltd	62,616	2,118,526
Tadano Ltd	50,218	440,247
Takeuchi Manufacturing Co Ltd	18,159	818,587
Takuma Co Ltd	37,422	659,664
THK Co Ltd	61,106	2,290,810
Tocalo Co Ltd	32,037	639,169
Toyota Industries Corp (d)(e)	18,100	2,357,925
Tsubakimoto Chain Co	42,847	642,302
Tsugami Corp	24,400	731,855
Tsurumi Manufacturing Co Ltd	19,200	267,472
Union Tool Co (e)	5,400	580,154
Yaskawa Electric Corp	124,472	4,413,781
		225,513,906
Marine Transportation - 0.1%
Iino Kaiun Kaisha Ltd	49,932	524,032
Kawasaki Kisen Kaisha Ltd	192,679	3,141,324
Mitsui OSK Lines Ltd	186,708	7,052,739
Nippon Yusen KK	222,171	7,984,537
		18,702,632
Passenger Airlines - 0.0%
ANA Holdings Inc	83,251	1,383,482
Japan Airlines Co Ltd	73,561	1,156,811
		2,540,293
Professional Services - 0.2%
BayCurrent Inc	76,972	2,478,811
dip Corp (e)	22,121	257,030
Funai Soken Holdings Inc	56,262	401,404
Infomart Corp	115,200	319,892
MEITEC Group Holdings Inc	39,413	789,354
Nomura Co Ltd	58,354	435,893
Open Up Group Inc	34,819	389,112
Persol Holdings Co Ltd	967,242	1,439,662
Recruit Holdings Co Ltd	765,535	35,463,382
SMS Co Ltd	38,578	439,542
Timee Inc (d)(e)	37,700	306,296
TKC Corp	18,409	421,826
Transcosmos Inc	15,014	366,542
UT Group CO Ltd	338,940	401,372
Visional Inc (d)	13,245	625,453
		44,535,571
Trading Companies & Distributors - 1.0%
Hanwa Co Ltd	84,315	870,884
Inaba Denki Sangyo Co Ltd	59,630	1,005,948
Inabata & Co Ltd	25,009	616,509
ITOCHU Corp	3,211,770	39,803,818
Kanamoto Co Ltd	16,950	499,648
Kanematsu Corp	93,784	1,290,009
Marubeni Corp	765,699	29,801,847
Mitsubishi Corp	1,748,803	56,008,295
Mitsui & Co Ltd	1,340,455	50,328,640
MonotaRO Co Ltd	132,362	1,573,875
Nagase & Co Ltd	180,584	1,358,261
Nishio Holdings Co Ltd	15,064	415,562
Sojitz Corp	114,946	4,305,271
Sumitomo Corp	590,546	21,957,803
Toyota Tsusho Corp	374,499	14,701,259
Trusco Nakayama Corp	32,458	448,124
Yamazen Corp	34,414	337,978
Yuasa Co Ltd	10,895	415,780
		225,739,511
Transportation Infrastructure - 0.0%
Japan Airport Terminal Co Ltd	38,697	1,243,575
Kamigumi Co Ltd	42,599	1,407,912
Mitsubishi Logistics Corp	156,035	1,397,606
Sumitomo Warehouse Co Ltd/The	29,020	699,347
		4,748,440
TOTAL INDUSTRIALS		899,826,134
Information Technology - 2.2%
Electronic Equipment, Instruments & Components - 0.7%
Ai Holdings Corp	26,499	456,767
Alps Alpine Co Ltd	86,804	1,302,600
Amano Corp	27,358	625,399
Anritsu Corp	69,124	1,809,468
Azbil Corp	258,260	2,298,451
Canon Marketing Japan Inc	52,928	1,204,601
Citizen Watch Co Ltd	109,204	1,265,246
Daiwabo Holdings Co Ltd	48,683	991,356
Dexerials Corp	94,367	1,472,769
Furuno Electric CO Ltd (e)	12,300	570,707
Hamamatsu Photonics KK	163,268	2,104,595
Hirose Electric Co Ltd	15,983	2,221,952
Horiba Ltd	19,074	2,655,806
Hosiden Corp	27,524	488,841
Ibiden Co Ltd	129,796	11,101,472
Japan Aviation Electronics Industry Ltd	25,435	388,874
Jeol Ltd	26,984	1,085,477
Kaga Electronics Co Ltd	19,468	521,342
Keyence Corp	105,655	48,460,349
Kyocera Corp	697,700	12,123,227
Macnica Holdings Inc	81,653	1,379,287
Maruwa Co Ltd/Aichi	4,716	2,227,871
Maxell Ltd	24,036	307,121
Meiko Electronics Co Ltd	10,697	2,159,801
Murata Manufacturing Co Ltd	907,596	30,099,744
Nippon Electric Glass Co Ltd	37,849	1,975,810
Oki Electric Industry Co Ltd	45,805	990,926
Omron Corp	99,373	3,569,465
Rigaku Holdings Corp (e)	63,900	1,110,593
Riken Keiki Co Ltd	18,201	390,912
Ryoyo Ryosan Holdings Inc	21,125	365,727
Shimadzu Corp	132,174	3,072,448
Taiyo Yuden Co Ltd	66,046	2,707,852
TDK Corp	1,058,635	19,356,510
Yokogawa Electric Corp	126,292	4,397,202
		167,260,568
IT Services - 0.3%
BIPROGY Inc	39,976	1,149,701
Dentsu Soken Inc	43,802	616,036
DTS Corp	103,760	676,192
Fujitsu Ltd	956,979	19,207,864
Future Corp	30,078	293,660
GMO internet group Inc	33,793	668,837
NEC Corp	705,440	18,764,713
Nomura Research Institute Ltd	205,136	5,536,572
NS Solutions Corp (e)	34,473	798,668
NSD Co Ltd	45,447	780,164
Obic Co Ltd	175,175	4,654,954
Otsuka Corp	125,595	2,329,790
SHIFT Inc (d)(e)	106,725	451,294
Simplex Holdings Inc	80,364	450,796
TechMatrix Corp	25,053	290,867
TIS Inc	119,519	2,604,920
		59,275,028
Semiconductors & Semiconductor Equipment - 1.1%
Advantest Corp	416,549	77,777,434
Disco Corp	50,148	23,859,541
Ferrotec Corp (e)	24,346	1,173,761
Japan Material Co Ltd	42,344	487,528
Kioxia Holdings Corp (d)	103,100	24,945,938
Kokusai Electric Corp	104,600	4,402,127
Lasertec Corp	43,658	12,066,129
Micronics Japan Co Ltd	14,929	1,255,164
Mitsui High-Tec Inc	81,686	340,370
Renesas Electronics Corp	968,622	19,588,102
Rohm Co Ltd	184,770	3,997,492
Rorze Corp	58,710	1,407,360
RS Technologies Co Ltd	11,000	425,796
Sanken Electric Co Ltd (d)	11,689	704,420
SCREEN Holdings Co Ltd	88,890	5,893,502
Shibaura Mechatronics Corp	35,375	1,099,033
Socionext Inc	96,227	1,171,011
SUMCO Corp	189,559	3,024,348
Tekscend Photomask Corp	27,400	729,040
Tokyo Electron Ltd	243,509	71,757,920
Tokyo Seimitsu Co Ltd	21,919	2,421,954
Towa Corp	32,624	620,088
Ulvac Inc	25,937	1,633,318
		260,781,376
Software - 0.0%
Freee KK (d)(e)	30,851	450,082
Justsystems Corp	15,661	372,374
Money Forward Inc (d)(e)	26,977	825,887
OBIC Business Consultants Co Ltd	18,809	739,282
Oracle Corp Japan	22,948	1,276,939
Rakus Co Ltd	103,978	574,572
Sansan Inc (d)	48,653	394,516
Systena Corp	189,184	517,525
Trend Micro Inc/Japan (e)	71,045	2,472,933
		7,624,110
Technology Hardware, Storage & Peripherals - 0.1%
Brother Industries Ltd	125,136	2,376,359
Canon Inc	462,842	11,907,333
Eizo Corp	19,648	258,615
FUJIFILM Holdings Corp	603,321	11,103,303
Konica Minolta Inc	259,012	823,650
MCJ Co Ltd (d)	36,731	511,413
Ricoh Co Ltd	295,413	2,491,256
Seiko Epson Corp	156,826	2,109,425
Sun Corp (e)	6,500	360,244
Toshiba TEC Corp	18,768	323,192
Wacom Co Ltd	71,162	327,539
		32,592,329
TOTAL INFORMATION TECHNOLOGY		527,533,411
Materials - 0.8%
Chemicals - 0.6%
ADEKA Corp	42,207	1,057,099
Aica Kogyo Co Ltd	28,941	647,997
Air Water Inc	105,370	1,494,683
Artience Co Ltd	21,038	524,749
Asahi Kasei Corp	712,455	7,010,452
C Uyemura & Co Ltd	5,501	823,559
Chugoku Marine Paints Ltd	22,575	462,387
Daicel Corp	115,495	905,577
Denka Co Ltd	52,244	1,360,617
DIC Corp	52,449	1,200,776
Fujimi Inc	34,580	715,238
Fuso Chemical Co Ltd	33,846	708,628
Ise Chemicals Corp (e)	10,400	348,709
JCU Corp	11,638	494,993
Kaneka Corp	23,558	736,820
Kansai Paint Co Ltd	78,160	1,172,985
KH Neochem Co Ltd	22,153	391,231
Konishi Co Ltd	38,273	346,588
Kuraray Co Ltd	145,559	1,528,744
Kureha Corp	14,695	368,798
Lintec Corp	23,708	767,211
Mitsubishi Chemical Group Corp	666,843	3,909,329
Mitsubishi Gas Chemical Co Inc	82,102	2,311,559
Mitsui Chemicals Inc	212,112	2,587,571
Nihon Parkerizing Co Ltd	55,812	513,259
Nippon Kayaku Co Ltd	68,999	765,245
Nippon Paint Holdings Co Ltd	503,626	3,176,383
Nippon Sanso Holdings Corp	94,200	3,321,065
Nippon Shokubai Co Ltd	61,227	842,910
Nippon Soda Co Ltd	22,094	512,039
Nissan Chemical Corp (e)	66,419	2,871,927
Nitto Denko Corp	371,745	7,070,692
NOF Corp	117,048	2,390,470
Osaka Soda Co Ltd	42,275	506,164
PILLAR Corp /Japan	10,715	629,997
Resonac Holdings Corp (e)	95,242	8,715,990
Sakata INX Corp	25,121	374,957
Shikoku Kasei Holdings Corp (e)	13,700	438,387
Shin-Etsu Chemical Co Ltd	916,839	42,213,286
Sumitomo Bakelite Co Ltd	42,048	1,480,970
Sumitomo Chemical Co Ltd	801,161	2,614,257
T Hasegawa Co Ltd	19,504	359,724
Taiyo Holdings Co Ltd	45,150	1,390,923
Takasago International Corp	33,500	251,148
Teijin Ltd	96,245	969,269
Toagosei Co Ltd	49,070	532,883
Tokai Carbon Co Ltd	115,164	819,072
Tokuyama Corp	34,685	891,016
Tokyo Ohka Kogyo Co Ltd	51,391	3,021,267
Toray Industries Inc	762,005	5,471,008
Tosoh Corp	150,304	2,316,146
Toyobo Co Ltd	51,737	472,770
UBE Corp	50,616	767,212
Zeon Corp	103,821	1,210,133
		128,786,869
Construction Materials - 0.0%
Sumitomo Osaka Cement Co Ltd	19,764	492,191
Taiheiyo Cement Corp	56,941	1,292,777
		1,784,968
Containers & Packaging - 0.0%
FP Corp	27,285	403,103
Fuji Seal International Inc	27,264	430,856
Rengo Co Ltd	125,920	992,142
Toyo Seikan Group Holdings Ltd	56,602	1,173,964
		3,000,065
Metals & Mining - 0.2%
Aichi Steel Corp	21,000	387,285
ARE Holdings Inc	43,168	988,182
Daido Steel Co Ltd	72,018	841,957
Dowa Holdings Co Ltd	29,785	1,812,463
JFE Holdings Inc	307,796	3,380,322
JX Advanced Metals Corp	303,300	9,409,684
Kobe Steel Ltd	201,402	2,482,083
Maruichi Steel Tube Ltd	97,157	902,254
Mitsubishi Materials Corp	68,296	2,250,541
Mitsui Kinzoku Co Ltd	31,274	8,592,804
Nippon Light Metal Holdings Co Ltd	30,552	559,546
Nippon Steel Corp	2,623,785	9,659,468
Nittetsu Mining Co Ltd (e)	25,000	392,138
Sumitomo Metal Mining Co Ltd	133,699	8,220,205
Tokyo Steel Manufacturing Co Ltd	29,055	315,838
UACJ Corp	83,700	1,476,797
Yamato Kogyo Co Ltd	21,130	1,612,890
Yodoko Ltd	57,600	494,563
		53,779,020
Paper & Forest Products - 0.0%
Daio Paper Corp	61,348	375,166
Hokuetsu Corp	66,740	379,017
Nippon Paper Industries Co Ltd	73,225	614,432
Oji Holdings Corp	403,049	2,118,987
		3,487,602
TOTAL MATERIALS		190,838,524
Real Estate - 0.5%
Diversified REITs - 0.1%
Activia Properties Inc	1,048	942,478
Daiwa House REIT Investment Corp	2,246	1,806,330
Hankyu Hanshin REIT Inc	383	365,414
Heiwa Real Estate REIT Inc	736	691,629
Hulic Reit Inc	684	713,654
KDX Realty Investment Corp	2,113	2,207,047
Mirai Corp	1,302	382,707
MIRARTH Real Estate Investment Corp (e)	852	479,214
Mori Trust Reit Inc	1,436	696,504
Nomura Real Estate Master Fund Inc	2,073	2,143,566
NTT UD REIT Investment Corp	899	789,420
Sekisui House Reit Inc	2,218	1,206,661
Star Asia Investment Corp	1,872	673,514
United Urban Investment Corp	1,736	1,964,187
		15,062,325
Hotel & Resort REITs - 0.0%
Hoshino Resorts REIT Inc	323	522,410
Invincible Investment Corp	4,298	1,691,038
Japan Hotel REIT Investment Corp	3,358	1,678,137
		3,891,585
Industrial REITs - 0.0%
CRE Logistics REIT Inc	444	439,338
GLP J-REIT	2,443	2,117,206
Industrial & Infrastructure Fund Investment Corp	1,216	1,138,158
Japan Logistics Fund Inc	1,333	811,911
LaSalle Logiport REIT	887	867,031
Mitsubishi Estate Logistics REIT Investment Corp	737	572,509
Mitsui Fudosan Logistics Park Inc	1,793	1,286,804
Nippon Prologis REIT Inc	3,517	2,014,392
SOSiLA Logistics REIT Inc	384	302,034
		9,549,383
Office REITs - 0.1%
Daiwa Office Investment Corp	296	632,731
Global One Real Estate Investment Corp	545	425,635
Ichigo Office REIT Investment Corp	538	312,040
Japan Excellent Inc	622	568,819
Japan Prime Realty Investment Corp	1,955	1,237,620
Japan Real Estate Investment Corp	3,410	2,609,963
Mori Hills REIT Investment Corp	729	624,858
Nippon Building Fund Inc	4,135	3,472,452
NIPPON REIT Investment Corp	897	513,547
Orix JREIT Inc	2,870	1,824,011
Tokyu REIT Inc	411	506,914
		12,728,590
Real Estate Management & Development - 0.3%
Daito Trust Construction Co Ltd	160,085	3,600,795
Daiwa House Industry Co Ltd	299,066	9,124,792
Heiwa Real Estate Co Ltd	27,452	425,922
Hulic Co Ltd	251,730	2,839,132
Ichigo Inc	115,026	367,062
Kasumigaseki Capital Co Ltd (e)	11,182	464,773
Katitas Co Ltd	29,528	589,456
Leopalace21 Corp	115,484	481,201
Mitsubishi Estate Co Ltd	577,590	16,460,299
Mitsui Fudosan Co Ltd	1,436,381	15,731,290
Nomura Real Estate Holdings Inc	292,470	1,908,148
Relo Group Inc	49,714	622,339
Starts Corp Inc	19,870	606,649
Sumitomo Realty & Development Co Ltd	330,660	10,250,331
Tokyo Tatemono Co Ltd	103,643	2,384,906
Tokyu Fudosan Holdings Corp	317,001	2,698,988
		68,556,083
Residential REITs - 0.0%
Advance Residence Investment Corp	1,487	1,537,151
Comforia Residential REIT Inc	1,014	713,225
Daiwa Securities Living Investments Corp	1,215	835,670
Mitsui Fudosan Accommodations Fund Inc	1,423	1,188,749
		4,274,795
Retail REITs - 0.0%
AEON REIT Investment Corp	928	744,085
Frontier Real Estate Investment Corp	1,471	805,704
Fukuoka REIT Corp	357	412,609
Japan Metropolitan Fund Invest	3,795	2,815,492
		4,777,890
TOTAL REAL ESTATE		118,840,651
Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	368,618	6,339,816
Chugoku Electric Power Co Inc/The	168,031	963,852
Hokkaido Electric Power Co Inc (e)	97,751	635,543
Hokuriku Electric Power Co	91,027	506,739
Kansai Electric Power Co Inc/The	516,502	8,274,447
Kyushu Electric Power Co Inc	237,523	2,568,082
Shikoku Electric Power Co Inc	83,297	829,319
Tohoku Electric Power Co Inc	252,991	1,767,082
Tokyo Electric Power Co Holdings Inc (d)	814,616	3,101,363
		24,986,243
Gas Utilities - 0.1%
Nippon Gas Co Ltd	57,481	986,754
Osaka Gas Co Ltd	193,725	6,961,206
Toho Gas Co Ltd	135,592	1,018,116
Tokyo Gas Co Ltd	171,025	7,263,409
		16,229,485
Independent Power and Renewable Electricity Producers - 0.0%
Electric Power Development Co Ltd	81,655	1,998,336
TOTAL UTILITIES		43,214,064
TOTAL JAPAN		3,415,073,804
KOREA (SOUTH) - 5.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	75,385	813,522
Entertainment - 0.0%
CJ ENM Co Ltd (d)	6,359	235,147
HYBE Co Ltd	13,014	2,346,861
JYP Entertainment Corp	16,674	719,882
Kakao Games Corp (d)	37,293	307,684
Krafton Inc	16,190	2,929,588
NC Corp	7,105	1,320,218
Netmarble Corp (b)(c)	17,728	601,222
Pearl Abyss Corp (d)(e)	21,835	876,196
SM Entertainment Co Ltd	6,361	419,828
YG Entertainment Inc	7,416	273,878
		10,030,504
Interactive Media & Services - 0.1%
Kakao Corp	168,021	5,443,832
NAVER Corp	76,326	11,034,014
		16,477,846
Media - 0.0%
Cheil Worldwide Inc	40,237	549,042
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	57,189	3,729,756
TOTAL COMMUNICATION SERVICES		31,600,670
Consumer Discretionary - 0.3%
Automobile Components - 0.1%
Hankook Tire & Technology Co Ltd	41,894	1,696,682
Hanon Systems (d)	150,452	435,536
HL Mando Co Ltd (d)	19,660	770,700
Hyundai Mobis Co Ltd	32,327	9,409,596
Hyundai Wia Corp	10,923	618,902
SL Corp	11,028	475,390
		13,406,806
Automobiles - 0.2%
Hyundai Motor Co	71,284	26,003,437
Kia Corp	128,047	13,291,771
		39,295,208
Broadline Retail - 0.0%
Hyundai Department Store Co Ltd	7,170	533,639
Lotte Shopping Co Ltd	6,788	625,999
Shinsegae Inc	3,494	971,836
		2,131,474
Distributors - 0.0%
Silicon2 Co Ltd	19,291	581,867
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(c)(d)	108,917	2,650,842
Hanjin Kal Corp (e)	12,560	969,400
Kangwon Land Inc	51,505	603,316
Lotte Tour Development Co Ltd (d)	28,672	407,103
Paradise Co Ltd	26,701	289,281
		4,919,942
Household Durables - 0.0%
Coway Co Ltd	28,821	1,686,358
LG Electronics Inc	58,591	5,679,300
		7,365,658
Specialty Retail - 0.0%
Hotel Shilla Co Ltd (d)	17,151	769,265
Textiles, Apparel & Luxury Goods - 0.0%
F&F Co Ltd	8,621	394,227
Misto Holdings Corp	19,550	541,230
Youngone Corp	12,271	692,460
Youngone Holdings Co Ltd	2,621	372,833
		2,000,750
TOTAL CONSUMER DISCRETIONARY		70,470,970
Consumer Staples - 0.1%
Beverages - 0.0%
Hite Jinro Co Ltd	26,583	309,836
Consumer Staples Distribution & Retail - 0.0%
BGF retail Co Ltd	4,815	433,164
Dongsuh Cos Inc	20,301	369,697
E-MART Inc	10,407	758,539
GS Retail Co Ltd	24,523	392,685
		1,954,085
Food Products - 0.0%
CJ CheilJedang Corp	5,159	868,337
Harim Holdings Co Ltd	24,497	218,925
NongShim Co Ltd	1,784	461,025
Orion Corp/Republic of Korea	12,861	1,257,393
Otoki Corp	1,456	362,225
Samyang Foods Co Ltd (e)	2,339	2,137,277
		5,305,182
Personal Care Products - 0.1%
Amorepacific Corp	16,012	1,477,453
Amorepacific Holdings Corp	17,454	332,714
APR Corp/Korea (e)	13,470	3,892,656
Cosmax Inc	4,996	719,678
Kolmar Korea Co Ltd	10,101	611,087
LG H&H Co Ltd	5,378	932,896
		7,966,484
Tobacco - 0.0%
KT&G Corp	52,251	6,339,912
TOTAL CONSUMER STAPLES		21,875,499
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	23,393	4,998,585
S-Oil Corp	25,149	2,303,549
SK Innovation Co Ltd (d)	37,916	3,788,353
TOTAL ENERGY		11,090,487
Financials - 0.4%
Banks - 0.3%
BNK Financial Group Inc	136,883	1,749,191
Hana Financial Group Inc	150,751	13,181,554
iM Financial Group Co Ltd	83,603	1,088,859
Industrial Bank of Korea	156,841	2,419,627
JB Financial Group Co Ltd	64,863	1,207,991
KakaoBank Corp	95,354	1,586,412
KB Financial Group Inc	198,059	21,827,709
Shinhan Financial Group Co Ltd	239,174	16,346,262
Woori Financial Group Inc	365,278	8,383,324
		67,790,929
Capital Markets - 0.0%
Daishin Securities Co Ltd	23,981	625,279
Daou Technology Inc	14,280	455,026
Hanwha Investment & Securities Co Ltd (d)	61,171	316,910
KIWOOM Securities Co Ltd	7,889	2,164,743
Korea Investment Holdings Co Ltd	23,022	3,807,339
Mirae Asset Securities Co Ltd (e)	108,261	4,839,604
NH Investment & Securities Co Ltd	77,501	1,788,428
Samsung Securities Co Ltd	35,734	2,635,193
Shinyoung Securities Co Ltd	2,132	289,098
		16,921,620
Financial Services - 0.0%
Meritz Financial Group Inc (d)	42,825	3,261,809
Insurance - 0.1%
DB Insurance Co Ltd	25,379	2,906,504
Hanwha Life Insurance Co Ltd (d)	170,969	570,576
Hyundai Marine & Fire Insurance Co Ltd (d)	31,898	661,640
Korean Reinsurance Co	79,359	667,454
Samsung Fire & Marine Insurance Co Ltd	16,540	5,198,363
Samsung Life Insurance Co Ltd	44,261	7,576,203
		17,580,740
TOTAL FINANCIALS		105,555,098
Health Care - 0.2%
Biotechnology - 0.1%
ABLBio Inc (d)	21,364	2,000,154
Alteogen Inc	22,165	5,632,920
APRILBIO Co Ltd (d)	10,186	415,730
Celltrion Inc	82,511	11,311,205
D&D PharmaTech Inc	10,527	540,990
GI Innovation Inc (d)	28,799	323,741
Green Cross Corp/South Korea	3,489	327,222
Hugel Inc (d)	3,217	556,480
L&C Bio Co Ltd	9,271	404,753
Medytox Inc	4,430	319,872
Naturecell Co Ltd (d)	30,974	409,848
OliX Pharmaceuticals Inc (d)	9,172	1,089,256
Orum Therapeutics Inc (d)	5,222	319,320
PharmaResearch Co Ltd	3,956	848,667
Samsung Episholdings Co Ltd (e)	3,991	1,483,584
Seegene Inc	18,931	316,894
SK Bioscience Co Ltd (d)	15,499	457,255
Voronoi Inc (d)	6,385	1,247,993
		28,005,884
Health Care Equipment & Supplies - 0.0%
Classys Inc	12,794	486,993
HLB Inc (d)(e)	66,421	2,768,506
		3,255,499
Health Care Providers & Services - 0.0%
Chabiotech Co Ltd (d)	34,575	403,713
Hanmi Science Co ltd	11,020	284,145
		687,858
Health Care Technology - 0.0%
Lunit Inc (d)(e)	27,483	784,420
Life Sciences Tools & Services - 0.0%
LigaChem Biosciences Inc (d)	14,482	1,834,123
Peptron Inc (d)	11,989	2,154,106
Samsung Biologics Co Ltd (b)(c)(d)	6,261	6,282,535
		10,270,764
Pharmaceuticals - 0.1%
Caregen Co Ltd	8,588	620,745
Celltrion Pharm Inc	12,937	498,123
Chong Kun Dang Pharmaceutical Corp	4,995	292,048
Daewoong Pharmaceutical Co Ltd	3,988	404,630
Hanall Biopharma Co Ltd (d)	16,979	554,284
Hanmi Pharm Co Ltd	3,775	1,189,605
HK inno N Corp	9,095	327,794
Il Dong Pharmaceutical Co Ltd	11,593	210,811
Mezzion Pharma Co Ltd (d)	12,205	733,355
Oscotec Inc (d)	18,770	670,659
Sam Chun Dang Pharm Co Ltd	8,184	2,355,056
SK Biopharmaceuticals Co Ltd (d)	18,601	1,278,286
ST Pharm Co Ltd	7,385	770,108
Yuhan Corp	33,157	2,081,643
		11,987,147
TOTAL HEALTH CARE		54,991,572
Industrials - 1.1%
Aerospace & Defense - 0.1%
Hanwha Aerospace Co Ltd	18,254	17,646,433
Hanwha Systems Co Ltd (e)	41,437	3,331,093
Korea Aerospace Industries Ltd	40,455	4,664,554
LIG Defense&Aerospace Co Ltd	7,224	4,658,733
		30,300,813
Air Freight & Logistics - 0.0%
CJ Logistics Corp	5,610	387,713
Hyundai Glovis Co Ltd	20,218	3,141,772
		3,529,485
Commercial Services & Supplies - 0.0%
KEPCO Plant Service & Engineering Co Ltd	12,564	536,785
S-1 Corp	10,318	604,870
		1,141,655
Construction & Engineering - 0.1%
Daewoo Engineering & Construction Co Ltd (d)(e)	119,915	2,892,303
DL E&C Co Ltd	22,969	1,558,225
GS Engineering & Construction Corp	40,289	1,052,487
Hyundai Engineering & Construction Co Ltd	42,480	4,734,869
IPARK Hyundai Development Co	23,839	373,831
KEPCO Engineering & Construction Co Inc	8,393	1,090,247
Samsung E&A Co Ltd	85,132	3,103,015
		14,804,977
Electrical Equipment - 0.4%
CS Wind Corp	16,350	801,014
Doosan Enerbility Co Ltd (d)	244,819	21,473,604
Doosan Fuel Cell Co Ltd (d)	21,830	919,384
Ecopro BM Co Ltd	26,984	3,823,921
Ecopro Co Ltd (e)	55,067	5,800,646
Ecopro Materials Co Ltd (d)	13,508	747,826
HD Hyundai Electric Co Ltd	12,725	11,012,708
Hyosung Heavy Industries Corp	3,081	8,352,908
Iljin Electric Co Ltd	14,032	1,186,597
L&F Co Ltd (d)	15,026	2,019,937
LG Energy Solution Ltd (d)(e)	25,367	8,014,671
LS Corp	9,622	3,012,749
LS Electric Co Ltd	41,030	7,930,227
POSCO Future M Co Ltd (e)	19,661	3,400,441
Sanil Electric Co Ltd	5,831	1,071,264
Shinsung Delta Tech Co Ltd	10,662	424,125
SK IE Technology Co Ltd (b)(c)(d)	17,603	319,024
Taihan Cable & Solution Co Ltd (d)	42,505	1,644,999
		81,956,045
Industrial Conglomerates - 0.3%
CJ Corp	7,275	1,114,931
Doosan Co Ltd	3,916	4,351,164
GS Holdings Corp	26,274	1,468,633
Hanwha Corp	14,040	1,284,529
Hyosung Corp	4,098	642,927
LG Corp	49,787	3,381,628
Lotte Corp	20,692	433,462
Samsung C&T Corp	45,916	9,441,063
SK Inc	19,836	5,811,231
SK Square Co Ltd (d)	50,415	29,529,922
		57,459,490
Machinery - 0.2%
BHI Co Ltd (d)	9,829	662,396
Daehan Shipbuilding Co Ltd	5,113	312,604
Doosan Bobcat Inc	29,967	1,483,350
Doosan Robotics Inc (d)	12,352	938,654
Hanwha Engine (d)	30,778	1,854,850
Hanwha Ocean Co Ltd (d)	74,822	6,737,464
HD Construction Equipment Co Ltd	17,084	2,160,124
HD Hyundai Heavy Industries Co Ltd (e)	19,920	9,336,214
HD Hyundai Marine Solution Co Ltd	8,375	1,523,972
HD Korea Shipbuilding & Offshore Engineering Co Ltd	23,469	7,395,966
HD-Hyundai Marine Engine (d)	11,295	816,581
HJ Shipbuilding & Construction Co Ltd (d)	26,925	534,536
Hyundai Elevator Co Ltd	13,141	887,502
Hyundai Rotem Co Ltd	41,773	7,693,332
People & Technology Inc	11,235	432,015
Rainbow Robotics (d)	4,853	2,224,214
Samsung Heavy Industries Co Ltd (d)	386,398	8,565,668
		53,559,442
Marine Transportation - 0.0%
HMM Co Ltd	138,636	1,944,876
Pan Ocean Co Ltd	205,854	777,865
		2,722,741
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	100,265	1,688,961
Trading Companies & Distributors - 0.0%
LX INTERNATIONAL CORP	20,674	754,049
Posco International Corp	30,524	1,812,881
		2,566,930
TOTAL INDUSTRIALS		249,730,539
Information Technology - 3.2%
Communications Equipment - 0.0%
Seojin System Co Ltd (d)	17,275	706,032
Electronic Equipment, Instruments & Components - 0.2%
Daeduck Electronics Co Ltd / New	18,248	1,425,325
Daejoo Electronic Materials Co Ltd	7,203	781,879
Hanwha Vision Co Ltd (d)	19,328	1,152,110
IsuPetasys Co Ltd	30,646	3,201,947
LG Display Co Ltd (d)	178,684	1,501,491
LG Innotek Co Ltd	7,958	3,131,198
Lotte Energy Materials Corp (d)	13,212	603,539
Park Systems Corp	2,801	554,946
Robotis Co Ltd (d)	5,406	1,183,592
Samsung Electro-Mechanics Co Ltd	30,361	17,529,458
Samsung SDI Co Ltd (d)	32,776	15,622,585
		46,688,070
IT Services - 0.0%
Clobot Co Ltd (d)	9,545	330,537
Posco DX Co Ltd	31,240	744,496
Samsung SDS Co Ltd	23,762	2,706,891
		3,781,924
Semiconductors & Semiconductor Equipment - 1.2%
DB HiTek Co Ltd	16,352	1,781,979
Eo Technics Co Ltd	4,727	1,535,990
Eugene Technology Co Ltd	8,218	743,266
Fadu Inc (d)	16,025	865,692
GemVax & Kael Co Ltd (d)	17,191	278,832
Hana Micron Inc	26,830	740,481
Hanmi Semiconductor Co Ltd (e)	23,480	5,986,832
HPSP Co Ltd	33,818	1,232,549
ISC Co Ltd	5,972	1,005,373
Jusung Engineering Co Ltd	16,996	1,479,592
Koh Young Technology Inc	28,025	777,381
LEENO Industrial Inc	27,789	2,283,789
LX Semicon Co Ltd	9,576	409,679
PSK Inc	10,867	668,401
S&S Tech Corp	8,679	605,361
SIMMTECH Co Ltd	14,121	853,248
SK Hynix Inc	296,926	266,489,003
Taesung Co Ltd (d)	11,576	627,836
TechWing Inc	16,142	643,596
Tokai Carbon Korea Co Ltd	3,282	666,510
WONIK IPS Co Ltd	17,367	1,412,476
		291,087,866
Technology Hardware, Storage & Peripherals - 1.8%
CosmoAM&T Co Ltd (d)	13,377	542,136
Samsung Electronics Co Ltd	2,579,518	390,937,091
		391,479,227
TOTAL INFORMATION TECHNOLOGY		733,743,119
Materials - 0.2%
Chemicals - 0.1%
Dongjin Semichem Co Ltd	19,243	751,574
Enchem Co Ltd (d)	9,264	280,552
Han Kuk Carbon Co Ltd	18,521	625,526
Hansol Chemical Co Ltd	4,517	889,523
Hanwha Solutions Corp (d)	59,675	2,082,947
Hyosung TNC Corp	1,752	620,402
ISU Specialty Chemical (d)	11,214	934,016
KCC Corp	2,483	947,793
Kolon Industries Inc	11,575	750,856
Kum Yang Co Ltd (d)(g)	19,256	129,353
Kumho Petrochemical Co Ltd	8,627	863,811
Lake Materials Co Ltd	24,565	388,391
LG Chem Ltd	19,836	5,406,931
Lotte Chemical Corp	10,705	835,989
LOTTE Fine Chemical Co Ltd	10,212	484,156
OCI Holdings Co Ltd	7,497	1,902,750
SK Chemicals Co Ltd	6,273	254,350
SKC Co Ltd (d)	16,495	1,338,804
SKC Co Ltd rights 5/15/2026 (d)	3,554	114,963
Soulbrain Co Ltd	2,155	682,390
		20,285,077
Metals & Mining - 0.1%
Hyundai Steel Co	50,311	1,471,893
Poongsan Corp	9,377	633,624
POSCO Holdings Inc	40,090	12,725,593
SeAH Besteel Holdings Corp	8,496	437,608
		15,268,718
TOTAL MATERIALS		35,553,795
Real Estate - 0.0%
Diversified REITs - 0.0%
SK REITs Co Ltd	104,553	479,831
Industrial REITs - 0.0%
ESR Kendall Square REIT Co Ltd	99,064	304,397
Retail REITs - 0.0%
LOTTE Reit Co Ltd	98,122	296,162
TOTAL REAL ESTATE		1,080,390
Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	139,091	4,194,178
Gas Utilities - 0.0%
Korea Gas Corp	15,178	405,018
TOTAL UTILITIES		4,599,196
TOTAL KOREA (SOUTH)		1,320,291,335
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Kuwait Telecommunications Co	225,721	475,666
Mobile Telecommunications Co KSCP	1,074,957	1,992,603
TOTAL COMMUNICATION SERVICES		2,468,269
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Humansoft Holding Co KSC	62,297	486,423
Specialty Retail - 0.0%
Ali Alghanim Sons Automotive Co KSCC	94,795	311,051
TOTAL CONSUMER DISCRETIONARY		797,474
Financials - 0.2%
Banks - 0.2%
Al Ahli Bank of Kuwait KSCP	852,751	773,716
Boubyan Bank KSCP	970,793	2,143,637
Burgan Bank SAK	716,505	468,350
Gulf Bank KSCP	1,112,381	1,226,332
Kuwait Finance House KSCP	6,293,088	16,167,609
Kuwait International Bank KSCP	467,899	413,881
Kuwait Projects Co Holding KSCP (d)	1,513,013	416,755
National Bank of Kuwait SAKP	4,725,909	13,217,177
Warba Bank KSCP	1,557,491	1,473,918
		36,301,375
Capital Markets - 0.0%
Boursa Kuwait Securities Co KPSC	61,895	567,622
TOTAL FINANCIALS		36,868,997
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Agility Global PLC	2,578,443	1,052,970
Agility Public Warehousing Co KSCC	958,654	448,931
		1,501,901
Electrical Equipment - 0.0%
Gulf Cables & Electrical Industries Group Co. KSCP	55,466	348,489
Industrial Conglomerates - 0.0%
National Industries Group Holding SAK	1,288,278	1,085,086
TOTAL INDUSTRIALS		2,935,476
Materials - 0.0%
Chemicals - 0.0%
Boubyan Petrochemicals Co KSCP	232,131	463,506
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Commercial Real Estate Co KSC	923,519	576,636
Kuwait Real Estate Co KSC	650,000	735,610
Mabanee Co KPSC	377,411	1,233,490
Salhia Real Estate Co KSCP	257,785	331,138
TOTAL REAL ESTATE		2,876,874
TOTAL KUWAIT		46,410,596
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
RTL Group SA (Germany) (e)	23,808	915,109
SES SA Series A depository receipt	193,158	1,593,700
TOTAL COMMUNICATION SERVICES		2,508,809
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (b)(c)(e)	125,614	1,909,178
Reinet Investments SCA (South Africa)	73,906	2,551,116
TOTAL FINANCIALS		4,460,294
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	66,368	4,597,233
Materials - 0.1%
Metals & Mining - 0.1%
APERAM SA	24,330	1,295,822
ArcelorMittal SA	232,207	13,419,365
TOTAL MATERIALS		14,715,187
TOTAL LUXEMBOURG		26,281,523
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Galaxy Entertainment Group Ltd	1,055,747	4,504,202
MGM China Holdings Ltd	587,200	881,482
Sands China Ltd	1,343,743	2,819,381
SJM Holdings Ltd (d)(e)	1,584,462	418,548
Wynn Macau Ltd	1,058,571	771,810

TOTAL MACAU		9,395,423
MALAYSIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	622,424	1,174,170
TIME dotCom Bhd	721,303	1,097,804
		2,271,974
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	1,569,160	929,548
CELCOMDIGI BHD	2,028,745	1,533,998
Maxis Bhd	1,294,617	1,139,874
		3,603,420
TOTAL COMMUNICATION SERVICES		5,875,394
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	1,138,657	738,586
Genting Malaysia Bhd	1,471,009	733,952
		1,472,538
Specialty Retail - 0.0%
MR DIY Group M Bhd (b)(c)	1,838,505	774,611
Petronas Dagangan Bhd	163,835	834,771
		1,609,382
TOTAL CONSUMER DISCRETIONARY		3,081,920
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Brewery Malaysia Bhd	109,104	460,961
Fraser & Neave Holdings Bhd	87,088	686,846
Heineken Malaysia Bhd	102,432	590,411
		1,738,218
Food Products - 0.0%
Farm Fresh Bhd	815,000	522,119
IOI Corp Bhd	1,466,094	1,608,109
Kuala Lumpur Kepong Bhd	293,180	1,579,610
Nestle Malaysia Bhd	37,311	1,020,002
PPB Group Bhd	349,600	1,022,572
QL Resources Bhd	932,950	900,144
SD Guthrie Bhd	1,211,796	1,907,617
United Plantations BHD	136,094	1,088,330
		9,648,503
TOTAL CONSUMER STAPLES		11,386,721
Energy - 0.0%
Energy Equipment & Services - 0.0%
Dialog Group Bhd	1,918,558	1,098,266
Yinson Holdings BHD	714,722	386,147
TOTAL ENERGY		1,484,413
Financials - 0.3%
Banks - 0.2%
Alliance Bank Malaysia Bhd	756,989	889,709
AMMB Holdings Bhd	1,390,493	2,155,425
Bank Islam Malaysia Bhd	533,600	314,798
CIMB Group Holdings Bhd	4,452,267	8,601,513
Hong Leong Bank Bhd	359,555	2,032,172
Malayan Banking Bhd	3,282,971	9,171,586
MBSB Bhd	1,568,198	271,070
Public Bank Bhd	8,005,988	9,444,120
RHB Bank Bhd	994,421	2,039,809
		34,920,202
Capital Markets - 0.1%
Bursa Malaysia Bhd	277,348	597,414
TOTAL FINANCIALS		35,517,616
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Top Glove Corp Bhd	2,871,003	524,507
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	1,178,704	2,619,471
Kpj Healthcare Bhd	1,086,394	912,071
Sunway Healthcare Holdings bhd	1,320,700	633,776
		4,165,318
TOTAL HEALTH CARE		4,689,825
Industrials - 0.1%
Commercial Services & Supplies - 0.0%
Frontken Corp Bhd	809,487	864,230
Construction & Engineering - 0.1%
Gamuda Bhd	2,561,394	2,859,267
IJM Corp Bhd	1,294,894	788,684
Kelington Group Bhd	420,200	633,322
Sunway Construction Group Bhd	319,500	555,689
		4,836,962
Industrial Conglomerates - 0.0%
Hong Leong Industries Bhd	47,500	207,498
Sime Darby Bhd	1,504,029	820,052
Sunway Bhd	1,530,000	2,072,759
Tanco Holdings Bhd (d)	1,418,100	561,696
		3,662,005
Marine Transportation - 0.0%
MISC Bhd	757,702	1,599,221
Professional Services - 0.0%
Zetrix Ai Bhd	3,169,994	656,743
TOTAL INDUSTRIALS		11,619,161
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
VS Industry Bhd warrants 9/5/2026 (d)	141,146	0
Semiconductors & Semiconductor Equipment - 0.0%
Inari Amertron Bhd	1,520,741	760,738
Malaysian Pacific Industries Bhd	51,942	481,134
ViTrox Corp Bhd	483,782	665,508
		1,907,380
TOTAL INFORMATION TECHNOLOGY		1,907,380
Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	1,285,721	1,919,704
Scientex BHD	379,581	361,741
		2,281,445
Construction Materials - 0.0%
Malayan Cement Bhd	288,800	505,923
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	2,037,441	4,429,481
TOTAL MATERIALS		7,216,849
Real Estate - 0.0%
Diversified REITs - 0.0%
Axis Real Estate Investment Trust	1,057,359	535,615
Real Estate Management & Development - 0.0%
Eco World Development Group Bhd	759,500	395,094
IOI Properties Group Bhd	799,163	836,685
Matrix Concepts Holdings Bhd	1,253,800	427,178
Sime Darby Property Bhd	1,760,800	630,515
SP Setia Bhd Group	1,559,362	409,707
		2,699,179
Retail REITs - 0.0%
IGB Real Estate Investment Trust	1,167,500	862,621
Pavilion Real Estate Investment Trust	1,018,200	459,446
Sunway Real Estate Investment Trust	1,027,036	636,592
		1,958,659
TOTAL REAL ESTATE		5,193,453
Utilities - 0.0%
Electric Utilities - 0.0%
Tenaga Nasional Bhd	1,421,496	5,211,747
Gas Utilities - 0.0%
Petronas Gas Bhd	428,552	1,922,394
Independent Power and Renewable Electricity Producers - 0.0%
Mega First Corp BHD	354,368	276,958
Multi-Utilities - 0.0%
YTL Corp Bhd	1,629,166	839,374
YTL Corp Bhd warrants 6/2/2028 (d)	303,613	54,316
YTL Power International Bhd	1,652,969	1,593,137
YTL Power International Bhd warrants 6/2/2028 (d)	225,613	86,144
		2,572,971
TOTAL UTILITIES		9,984,070
TOTAL MALAYSIA		97,956,802
MAURITIUS - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Lighthouse Properties PLC	784,224	357,331
MEXICO - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Grupo Televisa SAB	1,238,463	706,133
Media - 0.0%
Megacable Holdings SAB de CV unit	284,875	997,230
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV Series B	9,751,605	12,956,737
TOTAL COMMUNICATION SERVICES		14,660,100
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Alsea SAB de CV	327,252	963,294
Consumer Staples - 0.1%
Beverages - 0.1%
Arca Continental SAB de CV	272,751	3,276,884
Coca-Cola Femsa SAB de CV unit	281,587	2,852,542
Fomento Economico Mexicano SAB de CV unit	924,577	10,927,037
		17,056,463
Consumer Staples Distribution & Retail - 0.0%
Grupo Comercial Chedraui SA de CV	203,300	1,190,460
La Comer SAB de CV (e)	161,512	367,062
Wal-Mart de Mexico SAB de CV Series V	2,770,469	8,733,992
		10,291,514
Food Products - 0.0%
Gruma SAB de CV Series B	87,360	1,516,103
Grupo Bimbo SAB de CV (e)	698,585	2,378,672
Sigma Foods SAB de CV	2,005,625	1,900,169
		5,794,944
Household Products - 0.0%
Kimberly-Clark de Mexico SAB de CV Series A	793,312	1,793,847
TOTAL CONSUMER STAPLES		34,936,768
Financials - 0.1%
Banks - 0.1%
Banco del Bajio SA (b)(c)	421,299	1,318,753
Grupo Financiero Banorte SAB de CV	1,373,369	14,912,593
Grupo Financiero Inbursa SAB de CV Series O	854,913	2,104,431
Regional SAB de CV	136,733	1,152,194
		19,487,971
Capital Markets - 0.0%
Bolsa Mexicana de Valores SAB de CV	264,053	594,812
Consumer Finance - 0.0%
Gentera SAB de CV	640,490	1,677,810
Insurance - 0.0%
Qualitas Controladora SAB de CV (e)	108,491	1,081,960
TOTAL FINANCIALS		22,842,553
Health Care - 0.0%
Pharmaceuticals - 0.0%
Genomma Lab Internacional SAB de CV	405,848	382,882
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1	311,138	2,365,529
Passenger Airlines - 0.0%
Controladora Vuela Cia de Aviacion SAB de CV Series A (d)	555,923	415,625
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	161,970	2,149,555
Grupo Aeroportuario del Pacifico SAB de CV Series B	207,694	5,210,155
Grupo Aeroportuario del Sureste SAB de CV Series B	98,467	3,000,711
Promotora y Operadora de Infraestructura SAB de CV	100,288	1,587,982
		11,948,403
TOTAL INDUSTRIALS		14,729,557
Materials - 0.2%
Chemicals - 0.0%
Alpek SAB de CV (d)	870,701	623,051
Orbia Advance Corp SAB de CV (d)	486,511	582,359
		1,205,410
Construction Materials - 0.0%
Cemex SAB de CV unit	8,238,245	10,115,943
Metals & Mining - 0.2%
Fresnillo PLC	120,246	5,293,260
Grupo Mexico SAB de CV Series B	1,688,765	18,484,237
Industrias Penoles SAB de CV (d)	107,263	5,407,821
Southern Copper Corp	49,333	8,469,983
		37,655,301
TOTAL MATERIALS		48,976,654
Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	1,554,389	2,668,582
Industrial REITs - 0.0%
FIBRA Macquarie Mexico (b)	448,226	1,110,782
Fibra MTY SAPI de CV	1,447,700	1,248,096
Prologis Property Mexico SA de CV	586,263	2,682,543
		5,041,421
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV	476,404	1,695,784
TOTAL REAL ESTATE		9,405,787
TOTAL MEXICO		146,897,595
MOROCCO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Aya Gold & Silver Inc (d)	68,825	1,189,687
NETHERLANDS - 2.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV	2,062,867	11,031,283
Entertainment - 0.1%
Universal Music Group NV	599,707	12,574,421
Media - 0.0%
Havas NV	40,867	777,010
TOTAL COMMUNICATION SERVICES		24,382,714
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Basic-Fit NV (b)(c)(d)(e)	27,095	908,209
Consumer Staples - 0.2%
Beverages - 0.1%
Heineken Holding NV Class A	70,313	4,984,380
Heineken NV	155,359	12,059,775
		17,044,155
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	483,393	22,704,715
Redcare Pharmacy NV (b)(c)(d)(e)	9,327	529,817
		23,234,532
Food Products - 0.0%
Magnum Ice Cream Co NV/The	270,570	3,950,378
TOTAL CONSUMER STAPLES		44,229,065
Energy - 0.0%
Energy Equipment & Services - 0.0%
SBM Offshore NV	73,679	3,151,089
SBM Offshore NV rights 5/4/2026 (d)(f)	73,679	43,315
		3,194,404
Oil, Gas & Consumable Fuels - 0.0%
Koninklijke Vopak NV	31,015	1,552,128
TOTAL ENERGY		4,746,532
Financials - 0.4%
Banks - 0.2%
ABN AMRO Bank NV depository receipt (c)	318,480	11,060,270
ABN AMRO Bank NV rights (d)(f)	318,480	261,649
ING Groep NV	1,583,740	45,835,642
		57,157,561
Capital Markets - 0.0%
Euronext NV (b)	42,305	7,095,166
Flow Traders Ltd (d)	22,359	719,545
Van Lanschot Kempen NV depository receipt	17,073	1,306,460
		9,121,171
Financial Services - 0.1%
Adyen NV (b)(c)(d)	13,766	15,534,326
EXOR NV	52,231	4,094,901
		19,629,227
Insurance - 0.1%
ASR Nederland NV	86,329	6,541,221
NN Group NV	142,371	12,415,064
		18,956,285
TOTAL FINANCIALS		104,864,244
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE (d)	33,696	26,425,344
Pharming Group NV (d)	382,092	642,169
		27,067,513
Health Care Equipment & Supplies - 0.0%
Koninklijke Philips NV	420,739	11,098,169
Pharmaceuticals - 0.0%
Pharvaris NV (d)	13,366	414,479
TOTAL HEALTH CARE		38,580,161
Industrials - 0.1%
Construction & Engineering - 0.0%
Fugro NV (e)	74,423	1,078,730
Fugro NV rights 5/13/2026 (d)(e)(f)	74,423	13,102
Koninklijke BAM Groep NV	143,627	1,575,266
Koninklijke Heijmans N.V depository receipt (d)	13,908	1,404,605
		4,071,703
Electrical Equipment - 0.0%
TKH Group NV depository receipt	22,272	1,137,592
Machinery - 0.0%
Aalberts NV	57,147	2,165,038
Aalberts NV rights (d)(f)	57,147	77,131
		2,242,169
Professional Services - 0.1%
Arcadis NV	42,063	1,796,968
Randstad NV (e)	57,755	1,704,094
Wolters Kluwer NV	126,905	9,904,361
		13,405,423
Trading Companies & Distributors - 0.0%
IMCD NV (d)(e)	33,431	3,929,515
TOTAL INDUSTRIALS		24,786,402
Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 1.5%
ASM International NV	25,535	24,892,378
ASML Holding NV	210,965	304,959,672
BE Semiconductor Industries NV	40,041	11,616,946
		341,468,996
Software - 0.1%
Nebius Group NV Class A (d)(e)	116,173	16,058,594
Nebius Group NV Class A (Russia) (d)(g)	84,793	0
		16,058,594
TOTAL INFORMATION TECHNOLOGY		357,527,590
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	94,969	5,559,643
Corbion NV	31,206	695,874
		6,255,517
Metals & Mining - 0.0%
AMG Critical Materials NV	19,252	808,453
TOTAL MATERIALS		7,063,970
Real Estate - 0.0%
Retail REITs - 0.0%
Eurocommercial Properties NV	29,918	979,660
Wereldhave NV	24,201	624,877
TOTAL REAL ESTATE		1,604,537
TOTAL NETHERLANDS		608,693,424
NEW ZEALAND - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Spark New Zealand Ltd	1,023,060	1,256,397
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	535,463	3,944,496
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Fisher & Paykel Healthcare Corp Ltd	316,758	6,826,222
Health Care Providers & Services - 0.0%
Ryman Healthcare Ltd (d)	536,992	675,387
TOTAL HEALTH CARE		7,501,609
Industrials - 0.0%
Building Products - 0.0%
Fletcher Building Ltd (d)	568,550	939,183
Passenger Airlines - 0.0%
Air New Zealand Ltd	854,054	214,479
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	913,482	4,487,642
TOTAL INDUSTRIALS		5,641,304
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (d)	94,439	5,546,233
Real Estate - 0.0%
Industrial REITs - 0.0%
Goodman New Zealand Ltd & Goodman Property Services NZ Ltd	587,949	661,707
Retail REITs - 0.0%
Kiwi Property Group Ltd	962,898	521,656
TOTAL REAL ESTATE		1,183,363
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	489,145	2,749,210
Mercury NZ Ltd	417,607	1,653,416
		4,402,626
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	757,206	2,542,131
TOTAL UTILITIES		6,944,757
TOTAL NEW ZEALAND		32,018,159
NIGERIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Airtel Africa PLC (b)(c)	493,307	2,380,315
NORWAY - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	328,723	5,410,888
Interactive Media & Services - 0.0%
Vend Marketplaces ASA B Shares	91,287	2,510,597
TOTAL COMMUNICATION SERVICES		7,921,485
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (b)(c)	85,866	876,761
Consumer Staples - 0.1%
Food Products - 0.1%
Austevoll Seafood ASA	53,387	538,208
Leroy Seafood Group ASA	191,028	936,923
Mowi ASA	258,470	5,730,325
Orkla ASA	379,151	4,673,551
Salmar ASA	38,900	2,347,092
TOTAL CONSUMER STAPLES		14,226,099
Energy - 0.2%
Energy Equipment & Services - 0.0%
Aker Solutions ASA	188,856	859,409
DOF Group ASA A Shares	83,679	1,241,000
Odfjell Drilling Ltd	69,215	742,601
TGS ASA	108,218	1,757,943
		4,600,953
Oil, Gas & Consumable Fuels - 0.2%
Aker BP ASA	171,248	6,665,303
BLUENORD ASA	13,362	849,484
DNO ASA A Shares	247,573	529,901
Equinor ASA	416,412	16,946,824
Frontline PLC (Norway)	79,656	2,897,457
		27,888,969
TOTAL ENERGY		32,489,922
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	473,067	14,327,782
SpareBank 1 Nord Norge	62,258	1,054,624
Sparebank 1 Oestlandet	31,077	682,608
SpareBank 1 SMN	74,640	1,666,061
SpareBank 1 Sor-Norge ASA	111,189	2,400,272
		20,131,347
Insurance - 0.0%
Gjensidige Forsikring ASA	106,767	2,991,647
Protector Forsikring ASA	29,117	1,466,425
Storebrand ASA A Shares	226,133	4,361,714
		8,819,786
TOTAL FINANCIALS		28,951,133
Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	239,468	8,012,680
Industrial Conglomerates - 0.0%
Aker ASA A Shares	11,577	1,342,051
Machinery - 0.0%
AutoStore Holdings Ltd (b)(c)(d)	649,647	830,930
Kongsberg Maritime AS	239,468	1,569,451
TOMRA Systems ASA	129,679	1,312,229
		3,712,610
Marine Transportation - 0.0%
Hoegh Autoliners ASA	61,882	885,012
MPC Container Ships ASA	221,982	525,203
Stolt-Nielsen Ltd	14,899	485,660
Wallenius Wilhelmsen ASA	60,375	772,877
		2,668,752
Passenger Airlines - 0.0%
Norwegian Air Shuttle ASA	307,355	480,869
TOTAL INDUSTRIALS		16,216,962
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Kitron ASA	129,775	1,406,350
Norbit ASA	19,507	479,216
		1,885,566
Semiconductors & Semiconductor Equipment - 0.0%
Nordic Semiconductor ASA (d)	101,871	2,078,170
Software - 0.0%
LINK Mobility Group Holding ASA (d)(e)	169,315	452,130
TOTAL INFORMATION TECHNOLOGY		4,415,866
Materials - 0.0%
Chemicals - 0.0%
Elkem ASA (b)(c)	168,600	493,168
Metals & Mining - 0.0%
Norsk Hydro ASA	754,069	8,322,294
TOTAL MATERIALS		8,815,462
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Entra ASA (b)(c)	33,645	382,037
Public Property Invest AS A Shares (e)	142,008	301,039
TOTAL REAL ESTATE		683,076
TOTAL NORWAY		114,596,766
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	36,674	11,888,611
Intercorp Financial Services Inc (United States) (c)	19,479	868,374
TOTAL FINANCIALS		12,756,985
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	89,731	2,924,333
Hochschild Mining PLC	178,197	1,510,660
TOTAL MATERIALS		4,434,993
TOTAL PERU		17,191,978
PHILIPPINES - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Converge Information and Communications Technology Solutions Inc	1,651,435	342,327
Wireless Telecommunication Services - 0.0%
PLDT Inc	49,819	1,018,751
TOTAL COMMUNICATION SERVICES		1,361,078
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	276,524	722,620
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Puregold Price Club Inc	729,182	511,386
Food Products - 0.0%
Century Pacific Food Inc	801,632	373,309
Universal Robina Corp	664,851	662,004
		1,035,313
TOTAL CONSUMER STAPLES		1,546,699
Financials - 0.0%
Banks - 0.0%
Bank of the Philippine Islands	1,032,203	1,518,339
BDO Unibank Inc	1,356,976	2,543,442
Metropolitan Bank & Trust Co	1,157,346	1,274,437
TOTAL FINANCIALS		5,336,218
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Aboitiz Equity Ventures Inc	1,001,100	478,796
Ayala Corp	143,214	1,100,628
DMCI Holdings Inc	1,754,526	273,869
GT Capital Holdings Inc	58,109	451,736
JG Summit Holdings Inc	1,477,011	657,860
SM Investments Corp	130,755	1,302,302
		4,265,191
Transportation Infrastructure - 0.1%
International Container Terminal Services Inc	547,416	6,359,264
TOTAL INDUSTRIALS		10,624,455
Real Estate - 0.0%
Office REITs - 0.0%
AREIT Inc	790,431	513,147
RL Commercial REIT Inc	5,644,500	641,038
		1,154,185
Real Estate Management & Development - 0.0%
Ayala Land Inc	4,009,097	988,750
SM Prime Holdings Inc	6,169,557	1,913,647
		2,902,397
TOTAL REAL ESTATE		4,056,582
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	166,078	1,779,673
Water Utilities - 0.0%
Manila Water Co Inc	716,200	514,372
Maynilad Water Services Inc	1,390,600	504,527
		1,018,899
TOTAL UTILITIES		2,798,572
TOTAL PHILIPPINES		26,446,224
POLAND - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cyfrowy Polsat SA (d)(e)	148,773	615,851
Orange Polska SA	355,322	1,458,126
		2,073,977
Entertainment - 0.0%
CD Projekt SA	36,834	2,800,555
TOTAL COMMUNICATION SERVICES		4,874,532
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (b)(c)(d)	449,101	3,685,310
Pepco Group NV (c)(e)	106,822	950,400
		4,635,710
Specialty Retail - 0.0%
Modivo SA (d)(e)	28,952	634,503
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	606	3,657,934
TOTAL CONSUMER DISCRETIONARY		8,928,147
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (b)(c)(d)	266,303	2,355,350
Zabka Group SA (d)(e)	221,595	1,414,007
TOTAL CONSUMER STAPLES		3,769,357
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ORLEN SA	314,779	11,542,823
Financials - 0.3%
Banks - 0.2%
Alior Bank SA	51,873	1,770,935
Bank Handlowy w Warszawie SA (e)	19,690	621,424
Bank Millennium SA (d)	349,484	1,721,002
Bank Polska Kasa Opieki SA	98,775	6,166,625
Erste Bank Polska SA	21,951	3,730,362
mBank SA (d)	8,085	2,546,079
Powszechna Kasa Oszczednosci Bank Polski SA	468,166	12,223,359
		28,779,786
Capital Markets - 0.0%
XTB SA (b)(c)	41,693	1,173,219
Consumer Finance - 0.0%
KRUK SA	10,743	1,293,084
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	319,908	5,613,040
TOTAL FINANCIALS		36,859,129
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Diagnostyka SA	9,510	398,786
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (d)	133,421	2,383,293
Construction & Engineering - 0.0%
Budimex SA	7,028	1,275,774
Professional Services - 0.0%
Benefit Systems SA (d)	1,615	1,782,167
TOTAL INDUSTRIALS		5,441,234
Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	30,596	1,536,637
Materials - 0.0%
Metals & Mining - 0.0%
Grupa Kety SA	5,403	1,650,055
KGHM Polska Miedz SA (d)	75,859	6,336,931
TOTAL MATERIALS		7,986,986
Utilities - 0.0%
Electric Utilities - 0.0%
Enea SA	143,692	872,110
PGE Polska Grupa Energetyczna SA (d)	479,807	1,409,718
Tauron Polska Energia SA (d)	578,977	1,511,972
TOTAL UTILITIES		3,793,800
TOTAL POLAND		85,131,431
PORTUGAL - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NOS SGPS SA (d)	114,794	757,171
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	152,613	3,664,678
Sonae SGPS SA	447,665	1,023,483
TOTAL CONSUMER STAPLES		4,688,161
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	230,225	5,393,263
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	4,184,294	4,464,005
Industrials - 0.0%
Air Freight & Logistics - 0.0%
CTT-Correios de Portugal SA	60,425	454,583
Construction & Engineering - 0.0%
Mota-Engil SGPS SA (e)	50,480	285,802
TOTAL INDUSTRIALS		740,385
Materials - 0.0%
Paper & Forest Products - 0.0%
Navigator Co SA/The (e)	169,412	665,287
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	1,698,909	9,257,792
Multi-Utilities - 0.0%
Redes Energeticas Naci Sgps SA	214,579	950,698
TOTAL UTILITIES		10,208,490
TOTAL PORTUGAL		26,916,762
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	508,489	1,913,293
Wireless Telecommunication Services - 0.0%
Vodafone Qatar PQSC	1,025,929	750,920
TOTAL COMMUNICATION SERVICES		2,664,213
Energy - 0.0%
Energy Equipment & Services - 0.0%
Gulf International Services QSC	637,994	364,117
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	316,988	1,247,580
Qatar Gas Transport Co Ltd	1,584,879	1,863,027
		3,110,607
TOTAL ENERGY		3,474,724
Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	3,233,436	1,922,656
Commercial Bank PSQC/The	1,731,876	2,047,714
Doha Bank QPSC	1,454,905	1,078,891
Dukhan Bank	1,053,701	1,003,345
Qatar International Islamic Bank QSC	567,498	1,762,813
Qatar Islamic Bank QPSC	961,029	5,864,890
Qatar National Bank QPSC	2,509,988	11,960,531
TOTAL FINANCIALS		25,640,840
Industrials - 0.0%
Construction & Engineering - 0.0%
Estithmar Holding QPSC	637,575	690,808
Industrial Conglomerates - 0.0%
Industries Qatar QSC	852,350	2,797,469
Marine Transportation - 0.0%
Qatar Navigation QSC	533,330	1,510,198
TOTAL INDUSTRIALS		4,998,475
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	3,477,156	1,132,631
Metals & Mining - 0.0%
Qatar Aluminum Manufacturing Co	1,496,830	664,755
TOTAL MATERIALS		1,797,386
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	1,193,315	771,837
United Development Co QSC	1,048,231	244,712
TOTAL REAL ESTATE		1,016,549
Utilities - 0.0%
Multi-Utilities - 0.0%
Nebras Energy	230,467	927,312
TOTAL QATAR		40,519,499
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	313,518	2,653,822
RUSSIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Rostelecom PJSC (d)(g)	298,140	0
Interactive Media & Services - 0.0%
VK IPJSC (d)(g)	35,535	0
VK IPJSC GDR (c)(d)(g)	4,260	0
		0
Wireless Telecommunication Services - 0.0%
Sistema AFK PAO GDR (c)(d)(g)	40,315	0
TOTAL COMMUNICATION SERVICES		0
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (d)(g)	17,054	0
Specialty Retail - 0.0%
Detsky Mir PJSC (b)(c)(d)(g)	227,830	0
TOTAL CONSUMER DISCRETIONARY		0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (d)(g)	3,442,771	0
LUKOIL PJSC (d)(g)	120,075	0
Rosneft Oil Co PJSC (d)(g)	315,946	0
Surgutneftegas PAO (d)(g)	2,091,286	0
Tatneft PJSC (d)(g)	399,435	0
TOTAL ENERGY		0
Financials - 0.0%
Banks - 0.0%
Credit Bank of Moscow PJSC (d)(g)	4,537,000	0
Sberbank of Russia PJSC (d)(g)	3,156,853	0
VTB Bank PJSC (d)(g)	192,769	0
		0
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (d)(g)	449,874	0
TKS Holding MKPAO JSC (d)(g)	20,470	0
		0
TOTAL FINANCIALS		0
Industrials - 0.0%
Passenger Airlines - 0.0%
Aeroflot PJSC (d)(g)	402,869	0
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (c)(d)(g)	277	0
Metals & Mining - 0.0%
Alrosa PJSC (d)(g)	739,283	0
GMK Norilskiy Nickel PAO (d)(g)	1,831,800	0
Novolipetsk Steel PJSC (d)(g)	409,801	0
Polyus PJSC (d)(g)	100,380	0
Severstal PAO (d)(g)	63,766	0
United Co RUSAL International PJSC (Russia) (d)(g)	983,490	0
		0
Paper & Forest Products - 0.0%
Segezha Group PJSC (b)(c)(d)(g)	1,842,700	0
TOTAL MATERIALS		0
Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (d)(g)	11,220,073	2
Independent Power and Renewable Electricity Producers - 0.0%
Unipro PAO (d)(g)	8,778,000	1
TOTAL UTILITIES		3
TOTAL RUSSIA		3
SAUDI ARABIA - 0.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Saudi Telecom Co	1,068,217	12,401,058
Media - 0.0%
Arabian Contracting Services Co (d)	13,126	380,428
Saudi Research & Media Group (d)	20,515	421,185
		801,613
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	212,852	3,688,943
Mobile Telecommunications Co Saudi Arabia (d)	275,302	861,030
		4,549,973
TOTAL COMMUNICATION SERVICES		17,752,644
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
National Co For Learning & Education	12,879	404,862
Hotels, Restaurants & Leisure - 0.0%
Jabal Omar Development Company (d)	362,736	1,530,058
Leejam Sports Co JSC	14,541	309,004
Seera Group Holding (d)	79,794	455,084
		2,294,146
Specialty Retail - 0.0%
Aldrees Petroleum and Transport Services Co	27,384	876,171
Jarir Marketing Co	326,239	1,309,132
Saudi Automotive Services Co (d)	24,918	338,507
United Electronics Co	24,903	534,513
		3,058,323
TOTAL CONSUMER DISCRETIONARY		5,757,331
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Abdullah Al Othaim Markets Co	261,884	428,734
Al-Dawaa Medical Services Co	25,062	312,732
BinDawood Holding Co	250,783	350,381
		1,091,847
Food Products - 0.0%
Almarai Co JSC	281,742	3,108,515
National Agriculture Development Co/The (d)	91,634	391,652
Saudia Dairy & Foodstuff Co	9,175	503,946
Savola Group/The (d)	96,588	696,371
		4,700,484
TOTAL CONSUMER STAPLES		5,792,331
Energy - 0.2%
Energy Equipment & Services - 0.0%
Ades Holding Co	185,006	966,836
Arabian Drilling Co (d)	16,035	388,636
		1,355,472
Oil, Gas & Consumable Fuels - 0.2%
Rabigh Refining & Petrochemical Co (d)	246,714	975,542
Saudi Arabian Oil Co (b)(c)	3,252,007	24,070,314
		25,045,856
TOTAL ENERGY		26,401,328
Financials - 0.4%
Banks - 0.4%
Al Rajhi Bank	1,593,567	29,126,521
Alinma Bank	828,422	5,371,877
Arab National Bank	496,854	2,856,198
Bank Al-Jazira	369,656	1,159,087
Bank AlBilad	400,197	2,674,027
Banque Saudi Fransi	660,375	3,400,038
Riyad Bank	1,053,445	5,828,285
Saudi Awwal Bank	539,884	4,900,054
Saudi Investment Bank/The	345,202	1,219,551
Saudi National Bank/The	1,597,331	16,729,279
		73,264,917
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	26,031	918,945
Insurance - 0.0%
Al Rajhi Co for Co-operative Insurance (d)	27,012	800,889
Bupa Arabia for Cooperative Insurance Co	46,846	2,279,536
Co for Cooperative Insurance/The	41,208	1,430,551
Rasan Information Technology Co (d)	23,434	883,500
Saudi Reinsurance Co	48,829	345,533
		5,740,009
TOTAL FINANCIALS		79,923,871
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Al Hammadi Holding	48,101	337,816
Dallah Healthcare Co	22,239	737,050
Dr Sulaiman Al Habib Medical Services Group Co	48,276	3,120,145
Mouwasat Medical Services Co	52,529	952,399
National Medical Care Co	13,612	431,171
Saudi Chemical Co Holding	226,168	505,343
Specialized Medical Co (c)	64,073	312,635
		6,396,559
Pharmaceuticals - 0.0%
Jamjoom Pharmaceuticals Factory Co	12,023	498,167
Saudi Pharmaceutical Industries & Medical Appliances Corp (d)	45,475	380,726
		878,893
TOTAL HEALTH CARE		7,275,452
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	24,379	1,068,633
Commercial Services & Supplies - 0.0%
Catrion Catering Holding Co	32,564	611,253
Electrical Equipment - 0.0%
Electrical Industries Co	321,468	1,556,555
Ground Transportation - 0.0%
United International Transportation Co	34,840	385,697
Industrial Conglomerates - 0.0%
Astra Industrial Group Co	29,764	1,118,977
Passenger Airlines - 0.0%
flynas Co SJSC (d)	31,296	424,734
Transportation Infrastructure - 0.0%
Saudi Ground Services Co	88,333	745,667
TOTAL INDUSTRIALS		5,911,516
Information Technology - 0.0%
IT Services - 0.0%
Al Moammar Information Systems Co	9,556	456,079
Arabian Internet & Communications Services Co	15,223	901,081
Elm Co	13,618	2,127,756
TOTAL INFORMATION TECHNOLOGY		3,484,916
Materials - 0.2%
Chemicals - 0.1%
Advanced Petrochemical Co (d)	79,612	587,564
National Industrialization Co (d)	218,002	607,999
SABIC Agri-Nutrients Co	128,790	5,003,254
Sahara International Petrochemical Co	252,114	1,078,904
Saudi Basic Industries Corp	491,926	8,033,720
Saudi Industrial Investment Group	208,231	774,516
Saudi Kayan Petrochemical Co (d)	446,196	712,629
Yanbu National Petrochemical Co	175,797	1,722,112
		18,520,698
Construction Materials - 0.0%
Qassim Cement Co/The	33,079	384,194
Riyadh Cement Co	49,277	314,936
Saudi Cement Co	51,962	471,891
Southern Province Cement Co	58,338	327,894
Yamama Cement Co	59,695	423,062
		1,921,977
Metals & Mining - 0.1%
Al Masane Al Kobra Mining Co	25,154	545,937
East Pipes Integrated Co for Industry	10,189	537,907
Saudi Arabian Mining Co (d)	741,036	12,961,462
		14,045,306
TOTAL MATERIALS		34,487,981
Real Estate - 0.0%
Diversified REITs - 0.0%
Al Rajhi REIT	150,463	328,567
Jadwa REIT Saudi Fund	132,966	400,618
		729,185
Real Estate Management & Development - 0.0%
Arabian Centres Co (b)(c)	121,269	567,463
Arriyadh Development Co	69,127	333,056
Dar Al Arkan Real Estate Development Co (d)	312,762	1,476,040
Emaar Economic City (d)	119,318	352,180
Makkah Construction & Development Co	54,205	1,159,832
Retal Urban Development Co	136,690	539,762
Saudi Real Estate Co (d)	92,939	341,970
Taiba Investments Co (d)	81,888	848,028
		5,618,331
TOTAL REAL ESTATE		6,347,516
Utilities - 0.0%
Electric Utilities - 0.0%
Saudi Energy Co	432,837	2,047,335
Gas Utilities - 0.0%
National Gas & Industrialization Co	22,841	499,085
Independent Power and Renewable Electricity Producers - 0.0%
ACWA Power Co (d)	87,280	3,914,277
Multi-Utilities - 0.0%
Power & Water Utility Co for Jubail & Yanbu	47,907	435,832
Water Utilities - 0.0%
AlKhorayef Water & Power Technologies Co	10,881	365,553
TOTAL UTILITIES		7,262,082
TOTAL SAUDI ARABIA		200,396,968
SINGAPORE - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NETLINK NBN TRUST (c)	1,604,453	1,283,360
Singapore Telecommunications Ltd	4,040,260	14,633,008
		15,916,368
Wireless Telecommunication Services - 0.0%
StarHub Ltd (e)	407,854	339,820
TOTAL COMMUNICATION SERVICES		16,256,188
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Sea Ltd Class A ADR (d)	215,627	18,302,420
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	3,443,462	1,847,826
TOTAL CONSUMER DISCRETIONARY		20,150,246
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Olam Group Ltd	630,083	508,977
Sheng Siong Group Ltd	408,743	974,333
TOTAL CONSUMER STAPLES		1,483,310
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BW LPG Ltd (b)(c)	51,251	1,023,946
Hafnia Ltd	152,758	1,354,504
TOTAL ENERGY		2,378,450
Financials - 0.5%
Banks - 0.5%
DBS Group Holdings Ltd	1,145,730	52,830,375
Oversea-Chinese Banking Corp Ltd	1,831,231	31,593,516
United Overseas Bank Ltd	676,473	19,265,315
		103,689,206
Capital Markets - 0.0%
iFAST Corp Ltd (e)	158,680	1,092,308
Singapore Exchange Ltd	481,070	8,225,694
Yangzijiang Financial Holding Ltd (d)(e)	1,557,001	320,549
		9,638,551
TOTAL FINANCIALS		113,327,757
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Raffles Medical Group Ltd	537,468	423,522
Industrials - 0.1%
Aerospace & Defense - 0.1%
Singapore Technologies Engineering Ltd	852,933	7,228,162
Air Freight & Logistics - 0.0%
Singapore Post Ltd (e)	1,069,907	290,529
Ground Transportation - 0.0%
ComfortDelGro Corp Ltd	1,437,634	1,673,788
Grab Holdings Ltd Class A (d)	1,317,776	5,033,904
		6,707,692
Industrial Conglomerates - 0.0%
Keppel Ltd	781,896	6,692,579
Machinery - 0.0%
Seatrium Ltd (e)	1,240,761	2,300,196
Marine Transportation - 0.0%
Yangzijiang Maritime Development Ltd (e)	1,133,601	602,741
Passenger Airlines - 0.0%
Singapore Airlines Ltd	874,761	4,332,453
Transportation Infrastructure - 0.0%
SATS Ltd	593,387	1,544,412
SIA Engineering Co Ltd	186,943	461,592
		2,006,004
TOTAL INDUSTRIALS		30,160,356
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Venture Corp Ltd	161,647	2,063,251
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	369,520	19,956,114
UMS Integration Ltd (e)	500,866	861,336
		20,817,450
TOTAL INFORMATION TECHNOLOGY		22,880,701
Materials - 0.0%
Chemicals - 0.0%
Keppel Infrastructure Trust	2,624,527	1,122,394
Real Estate - 0.2%
Diversified REITs - 0.1%
CapitaLand Integrated Commercial Trust	3,298,085	6,142,738
Mapletree Pan Asia Commercial Trust	1,264,453	1,284,833
Stoneweg Europe Stapled Trust unit	206,627	376,876
Suntec Real Estate Investment Trust	1,167,357	1,373,594
		9,178,041
Health Care REITs - 0.0%
Parkway Life Real Estate Investment Trust	277,073	876,693
Hotel & Resort REITs - 0.0%
CapitaLand Ascott Trust unit	1,575,439	1,109,931
CDL Hospitality Trusts unit	529,885	337,940
Far East Hospitality Trust unit	642,126	290,484
		1,738,355
Industrial REITs - 0.1%
AIMS APAC REIT	367,667	436,161
CapitaLand Ascendas REIT	2,178,083	4,280,951
ESR-REIT	422,528	804,402
Frasers Logistics & Commercial Trust (c)	1,768,005	1,336,147
Mapletree Industrial Trust	1,176,310	1,825,482
Mapletree Logistics Trust	1,955,875	1,882,918
		10,566,061
Office REITs - 0.0%
Keppel REIT (e)(f)	2,190,562	1,542,299
Real Estate Management & Development - 0.0%
Capitaland India Trust	526,382	434,955
CapitaLand Investment Ltd/Singapore	1,251,324	2,744,306
City Developments Ltd	273,110	1,757,720
UOL Group Ltd	265,416	2,220,395
		7,157,376
Retail REITs - 0.0%
CapitaLand China Trust (e)	863,362	451,464
Frasers Centrepoint Trust	688,938	1,269,590
Lendlease Global Commercial REIT	1,323,929	594,539
Starhill Global REIT	1,011,917	438,271
		2,753,864
Specialized REITs - 0.0%
Keppel DC REIT	1,112,953	2,059,781
NTT DC REIT	505,000	496,020
		2,555,801
TOTAL REAL ESTATE		36,368,490
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Kenon Holdings Ltd/Singapore	12,509	1,157,223
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	517,717	2,716,948
TOTAL UTILITIES		3,874,171
TOTAL SINGAPORE		248,425,585
SOUTH AFRICA - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telkom SA SOC Ltd	147,019	530,442
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	941,467	11,812,493
Vodacom Group Ltd	324,374	2,751,751
		14,564,244
TOTAL COMMUNICATION SERVICES		15,094,686
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Naspers Ltd Class N	425,962	23,065,811
Woolworths Holdings Ltd/South Africa	503,833	1,578,268
		24,644,079
Specialty Retail - 0.0%
Foschini Group Ltd	173,606	728,921
Motus Holdings Ltd	95,451	638,517
Mr Price Group Ltd (e)	142,277	1,332,446
Pepkor Holdings Ltd (b)(c)	1,957,892	2,582,314
Truworths International Ltd	217,502	675,977
We Buy Cars Holdings Ltd	172,829	394,266
		6,352,441
TOTAL CONSUMER DISCRETIONARY		30,996,520
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	183,723	4,495,713
Boxer Retail Ltd (e)	93,241	445,788
Clicks Group Ltd	132,820	2,095,060
Dis-Chem Pharmacies Ltd (b)(c)(e)	338,240	741,153
Pick n Pay Stores Ltd (d)	333,967	394,965
Shoprite Holdings Ltd	250,393	4,220,342
SPAR Group Ltd/The (d)(e)	112,848	437,707
		12,830,728
Food Products - 0.0%
AVI Ltd	190,146	1,138,079
Tiger Brands Ltd	84,538	1,471,771
		2,609,850
TOTAL CONSUMER STAPLES		15,440,578
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxaro Resources Ltd	128,333	1,694,235
Thungela Resources Ltd	72,147	629,107
TOTAL ENERGY		2,323,342
Financials - 0.3%
Banks - 0.2%
Absa Group Ltd	454,365	6,356,064
Capitec Bank Holdings Ltd	47,079	12,224,204
Nedbank Group Ltd	244,081	3,914,381
Standard Bank Group Ltd	707,374	13,609,863
		36,104,512
Capital Markets - 0.0%
Investec Ltd	126,890	1,055,798
Jse Limited	58,983	557,873
Ninety One Ltd	130,608	366,635
		1,980,306
Financial Services - 0.1%
FirstRand Ltd	2,740,139	14,513,731
Remgro Ltd	278,450	3,254,141
		17,767,872
Insurance - 0.0%
Discovery Ltd	311,297	4,829,378
Momentum Group Ltd	744,897	1,692,592
Old Mutual Ltd	2,290,464	1,868,672
OUTsurance Group Ltd	459,111	1,950,550
Sanlam Ltd	971,170	4,988,926
Santam Ltd	30,391	727,778
		16,057,896
TOTAL FINANCIALS		71,910,586
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Life Healthcare Group Holdings Ltd	794,625	590,572
Netcare Ltd	806,018	836,623
		1,427,195
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	212,320	1,771,724
TOTAL HEALTH CARE		3,198,919
Industrials - 0.0%
Construction & Engineering - 0.0%
Wilson Bayly Holmes-Ovcon Ltd	34,889	359,708
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	167,654	2,348,213
Hosken Consolidated Investments Ltd	23,602	238,691
Reunert Ltd	113,361	474,881
		3,061,785
TOTAL INDUSTRIALS		3,421,493
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
DataTec Ltd	106,423	457,253
Materials - 0.4%
Chemicals - 0.0%
AECI Ltd	71,408	473,695
Omnia Holdings Ltd	102,417	593,198
Sasol Ltd (d)	316,693	4,401,891
		5,468,784
Metals & Mining - 0.4%
African Rainbow Minerals Ltd	61,546	823,754
Anglo American PLC	607,943	30,084,046
DRDGOLD Ltd	237,148	640,465
Gold Fields Ltd	486,970	20,629,143
Harmony Gold Mining Co Ltd	310,177	4,889,672
Impala Platinum Holdings Ltd	489,143	6,856,342
Northam Platinum Holdings Ltd	198,916	3,821,289
Pan African Resources PLC	1,141,424	2,168,257
Sibanye Stillwater Ltd	1,536,565	4,593,683
Valterra Platinum Ltd	144,669	11,652,077
		86,158,728
Paper & Forest Products - 0.0%
Sappi Ltd (d)	336,311	325,055
TOTAL MATERIALS		91,952,567
Real Estate - 0.0%
Diversified REITs - 0.0%
Growthpoint Properties Ltd	1,885,303	1,850,500
Redefine Properties Ltd	3,812,408	1,448,749
		3,299,249
Industrial REITs - 0.0%
Equites Property Fund Ltd	494,399	501,596
Real Estate Management & Development - 0.0%
Fortress Real Estate Investments Ltd Class B	683,549	997,163
Retail REITs - 0.0%
Hyprop Investments Ltd	212,818	712,523
Resilient REIT Ltd	149,190	738,180
Vukile Property Fund Ltd	721,958	1,034,125
		2,484,828
TOTAL REAL ESTATE		7,282,836
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Scatec ASA (b)(c)(d)	80,249	1,043,747
TOTAL SOUTH AFRICA		243,122,527
SPAIN - 1.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (b)(c)	260,500	8,769,114
Telefonica SA	1,990,133	8,980,515
		17,749,629
Media - 0.0%
Atresmedia Corp de Medios de Comunicacion SA (e)	88,898	540,456
TOTAL COMMUNICATION SERVICES		18,290,085
Consumer Discretionary - 0.2%
Automobile Components - 0.0%
CIE Automotive SA	23,793	809,815
Gestamp Automocion SA (b)(c)	90,895	344,039
		1,153,854
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	245,372	14,158,538
HBX Group International PLC (d)(e)	39,518	322,807
Melia Hotels International SA	67,097	874,895
		15,356,240
Household Durables - 0.0%
Neinor Homes SA (b)(c)	25,351	495,093
Specialty Retail - 0.1%
Industria de Diseno Textil SA	590,112	35,030,947
TOTAL CONSUMER DISCRETIONARY		52,036,134
Consumer Staples - 0.0%
Food Products - 0.0%
Viscofan SA	20,292	1,428,942
Energy - 0.1%
Energy Equipment & Services - 0.0%
Tecnicas Reunidas SA (d)	23,054	954,041
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	614,793	16,514,061
TOTAL ENERGY		17,468,102
Financials - 0.9%
Banks - 0.9%
Banco Bilbao Vizcaya Argentaria SA	3,099,095	68,435,480
Banco de Sabadell SA	2,733,460	10,580,397
Banco Santander SA	7,973,764	97,140,278
Bankinter SA	364,060	6,052,407
CaixaBank SA	2,093,268	26,643,857
Unicaja Banco SA (b)(c)	551,227	1,786,869
		210,639,288
Insurance - 0.0%
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	328,280	458,490
Mapfre SA	508,911	2,488,283
		2,946,773
TOTAL FINANCIALS		213,586,061
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A (e)	157,133	1,652,396
Pharma Mar SA	7,417	835,676
		2,488,072
Pharmaceuticals - 0.0%
Almirall SA	46,295	683,523
Laboratorios Farmaceuticos Rovi SA	10,638	991,332
		1,674,855
TOTAL HEALTH CARE		4,162,927
Industrials - 0.1%
Air Freight & Logistics - 0.0%
Logista Integral SA	33,115	1,293,441
Commercial Services & Supplies - 0.0%
Befesa SA (b)(c)	24,770	950,632
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	96,284	13,854,256
Elecnor SA	22,510	999,953
Sacyr SA	295,412	1,621,911
		16,476,120
Machinery - 0.0%
Construcciones y Auxiliar de Ferrocarriles SA	10,814	812,278
Fluidra SA	50,719	1,183,980
		1,996,258
Transportation Infrastructure - 0.0%
Aena SME SA (b)(c)	402,836	10,987,604
TOTAL INDUSTRIALS		31,704,055
Information Technology - 0.0%
IT Services - 0.0%
Indra Sistemas SA	42,347	2,425,884
Materials - 0.0%
Containers & Packaging - 0.0%
Vidrala SA	13,415	1,210,753
Metals & Mining - 0.0%
Atalaya Mining Copper SA	58,163	588,050
Paper & Forest Products - 0.0%
Ence Energia y Celulosa SA (d)(e)	122,616	351,999
TOTAL MATERIALS		2,150,802
Real Estate - 0.0%
Diversified REITs - 0.0%
Merlin Properties Socimi SA	213,996	3,729,673
Office REITs - 0.0%
Colonial SFL Socimi SA (e)	145,130	928,308
TOTAL REAL ESTATE		4,657,981
Utilities - 0.5%
Electric Utilities - 0.5%
Acciona SA	13,438	3,901,871
Endesa SA	170,216	7,629,369
Iberdrola SA	3,460,054	81,118,300
Redeia Corp SA	219,079	3,831,119
		96,480,659
Gas Utilities - 0.0%
Enagas SA	128,491	2,571,199
Naturgy Energy Group SA	178,634	5,614,529
		8,185,728
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA (d)	173,048	2,879,927
Grenergy Renovables SA (d)	8,361	1,185,396
Solaria Energia y Medio Ambiente SA (d)	42,961	1,225,739
		5,291,062
TOTAL UTILITIES		109,957,449
TOTAL SPAIN		457,868,422
SWEDEN - 2.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telia Co AB	1,244,470	6,504,901
Entertainment - 0.0%
Embracer Group AB B Shares (d)(e)	76,050	519,754
Modern Times Group MTG AB B Shares (d)	65,992	899,883
Paradox Interactive AB	23,075	336,899
		1,756,536
Interactive Media & Services - 0.0%
Hemnet Group AB	48,047	616,671
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	300,047	6,156,768
TOTAL COMMUNICATION SERVICES		15,034,876
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Dometic Group AB (b)(d)	179,077	605,150
Broadline Retail - 0.0%
Boozt AB (b)(c)(d)	35,269	451,905
Diversified Consumer Services - 0.0%
AcadeMedia AB (b)(c)	47,144	505,511
Hotels, Restaurants & Leisure - 0.1%
Betsson AB B Shares	60,046	610,687
Evolution AB (b)	71,814	5,061,144
Scandic Hotels Group AB (b)(c)	83,082	805,376
SkiStar AB B Shares	22,303	385,053
		6,862,260
Household Durables - 0.0%
Electrolux AB B Shares (d)(e)	125,486	691,531
JM AB	41,916	523,453
		1,214,984
Leisure Products - 0.0%
Asmodee Group AB B Shares (d)	84,049	1,127,906
MIPS AB (c)	15,926	469,530
Thule Group AB (b)(c)	60,747	1,505,393
		3,102,829
Specialty Retail - 0.0%
Bilia AB A Shares	36,979	503,053
Clas Ohlson AB B Shares	21,747	938,399
H & M Hennes & Mauritz AB B Shares	263,055	4,721,232
Synsam AB	66,328	406,614
		6,569,298
Textiles, Apparel & Luxury Goods - 0.0%
New Wave Group AB B Shares	61,943	646,417
TOTAL CONSUMER DISCRETIONARY		19,958,354
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Axfood AB B Shares	57,950	1,769,365
Food Products - 0.0%
AAK AB	97,225	2,773,720
Cloetta AB B Shares	101,123	518,498
		3,292,218
Household Products - 0.0%
Essity AB B Shares	320,744	8,493,884
TOTAL CONSUMER STAPLES		13,555,467
Financials - 0.5%
Banks - 0.2%
Noba (d)	107,658	986,473
Skandinaviska Enskilda Banken AB A Shares	820,137	16,091,394
Svenska Handelsbanken AB A Shares	787,208	11,186,173
Swedbank AB A1 Shares	457,357	16,034,926
		44,298,966
Capital Markets - 0.1%
Avanza Bank Holding AB	72,735	2,609,960
Bure Equity AB	30,966	895,499
EQT AB	268,050	8,611,045
Nordnet AB	74,048	2,430,104
Nordnet AB (d)(g)	492	0
Ratos AB B Shares	125,059	442,385
		14,988,993
Consumer Finance - 0.0%
Hoist Finance AB (b)(c)	25,538	393,052
Financial Services - 0.2%
Creades AB A Shares	47,408	364,568
Industrivarden AB A Shares	80,352	4,236,588
Industrivarden AB C Shares	60,830	3,176,317
Investor AB B Shares	977,160	39,371,101
Kinnevik AB B Shares (d)	129,578	738,220
L E Lundbergforetagen AB B Shares	40,509	2,334,168
Svolder AB B Shares	66,909	373,216
		50,594,178
TOTAL FINANCIALS		110,275,189
Health Care - 0.1%
Biotechnology - 0.1%
BioArctic AB B Shares (b)(c)(d)	24,205	848,889
BioGaia AB B Shares	48,026	617,442
BoneSupport Holding AB (b)(c)(d)	31,120	743,557
Swedish Orphan Biovitrum AB B Shares (d)	106,195	4,920,551
Vitrolife AB	43,691	495,459
		7,625,898
Health Care Equipment & Supplies - 0.0%
Arjo AB B Shares	139,303	365,731
Elekta AB B Shares	199,492	1,150,573
Getinge AB B Shares	126,123	2,507,365
Vimian Group AB (d)(e)	128,638	419,377
Xvivo Perfusion AB (d)(e)	16,709	496,596
		4,939,642
Health Care Providers & Services - 0.0%
Ambea AB (b)(c)	39,198	594,799
Asker Healthcare Group AB (d)	112,689	922,115
Attendo AB (b)(c)	74,531	858,910
Medicover Ab B Shares	37,027	832,158
		3,207,982
Health Care Technology - 0.0%
RaySearch Laboratories AB B Shares	17,340	354,397
Sectra AB B Shares	75,228	2,079,357
		2,433,754
Life Sciences Tools & Services - 0.0%
AddLife AB B Shares	63,948	989,756
Medcap AB (d)	7,793	404,980
		1,394,736
Pharmaceuticals - 0.0%
Camurus AB (d)	20,791	1,195,746
TOTAL HEALTH CARE		20,797,758
Industrials - 0.9%
Aerospace & Defense - 0.0%
INVISIO AB	20,859	600,958
Mildef Group AB (e)	25,077	470,155
Saab AB B Shares	173,711	10,544,815
		11,615,928
Building Products - 0.2%
Assa Abloy AB B Shares	541,016	20,591,159
Inwido AB	32,733	497,407
Lindab International AB	41,592	683,834
Munters Group AB (b)(c)	72,839	1,578,629
Nibe Industrier AB B Shares	824,633	3,690,540
		27,041,569
Commercial Services & Supplies - 0.0%
Bravida Holding AB (b)(c)	121,159	1,251,910
Loomis AB	38,886	1,801,785
Sdiptech AB B Shares (d)	20,495	502,122
Securitas AB B Shares	269,962	4,505,824
		8,061,641
Construction & Engineering - 0.0%
Instalco AB (c)	130,318	540,312
NCC AB B Shares	50,160	1,082,221
Peab AB B Shares	104,073	1,008,294
Skanska AB B Shares	181,763	4,872,475
Sweco AB B Shares	126,138	1,724,147
		9,227,449
Electrical Equipment - 0.0%
AQ Group AB	33,335	789,259
Plejd AB (d)	4,950	539,352
		1,328,611
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	78,794	1,790,472
Lifco AB B Shares	126,883	3,944,158
Nolato AB B Shares	125,408	673,714
Storskogen Group AB B Shares	806,300	789,118
		7,197,462
Machinery - 0.7%
Alfa Laval AB	156,125	9,266,632
Alimak Group AB (b)(c)	38,408	453,437
Atlas Copco AB A Shares	1,395,369	26,327,289
Atlas Copco AB B Shares	910,287	15,267,168
Electrolux Professional AB B Shares	130,966	656,053
Epiroc AB A Shares	366,562	10,582,429
Epiroc AB B Shares	202,575	5,006,917
Husqvarna AB B Shares	192,369	926,713
Indutrade AB	148,292	3,167,332
Sandvik AB	577,160	23,948,444
SKF AB B Shares	188,290	4,682,395
Trelleborg AB B Shares	109,319	4,437,764
Troax Group AB	24,260	279,577
VBG Group AB B Shares	10,540	383,574
Volvo AB A Shares	96,325	3,326,031
Volvo AB B Shares	762,120	26,565,036
		135,276,791
Professional Services - 0.0%
AFRY AB B Shares	60,641	734,306
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	140,877	5,087,151
Beijer Ref AB B Shares	231,559	3,240,359
Bufab AB	76,257	979,565
		9,307,075
TOTAL INDUSTRIALS		209,790,832
Information Technology - 0.2%
Communications Equipment - 0.1%
HMS Networks AB	18,658	1,089,238
Telefonaktiebolaget LM Ericsson B Shares	1,522,046	18,156,484
		19,245,722
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	1,124,409	12,085,928
Lagercrantz Group AB B Shares	111,419	2,910,754
Mycronic AB	94,516	2,958,504
Ncab Group Ab (d)	102,383	799,524
		18,754,710
IT Services - 0.0%
Addnode Group AB B Shares	102,523	531,340
Atea ASA	51,494	868,173
		1,399,513
Software - 0.0%
Vitec Software Group AB B Shares	21,290	587,088
Technology Hardware, Storage & Peripherals - 0.0%
Dynavox Group AB (d)	60,243	534,717
TOTAL INFORMATION TECHNOLOGY		40,521,750
Materials - 0.1%
Chemicals - 0.0%
Hexpol AB B Shares (d)	159,677	1,299,691
Containers & Packaging - 0.0%
Billerud Aktiebolag	128,695	878,155
Metals & Mining - 0.1%
Alleima AB	103,063	914,788
Boliden AB	154,182	8,017,414
Granges AB	57,993	1,091,049
SSAB AB A Shares	172,165	1,537,276
SSAB AB B Shares	286,031	2,578,779
		14,139,306
Paper & Forest Products - 0.0%
Holmen AB B Shares	39,032	1,342,673
Svenska Cellulosa AB SCA B Shares	340,329	3,870,412
		5,213,085
TOTAL MATERIALS		21,530,237
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Atrium Ljungberg AB B Shares	146,646	470,938
Castellum AB	195,771	2,497,828
Catena AB	24,561	1,157,189
Cibus Real Estate AB publ	55,049	875,871
Dios Fastigheter AB	68,808	473,613
Fabege AB	105,818	885,374
Fastighets AB Balder B Shares (d)	409,100	2,434,373
Hufvudstaden AB A Shares	62,805	834,656
Intea Fastigheter AB B Shares	66,677	532,246
NP3 Fastigheter AB	21,024	593,188
Nyfosa AB	98,581	715,380
Pandox AB B Shares	57,910	1,062,517
Platzer Fastigheter Holding AB B Shares	55,419	414,768
Sagax AB B Shares	127,847	2,539,563
Samhallsbyggnadsbolaget i Norden AB B Shares (d)(e)	711,678	258,995
Wallenstam AB B Shares	216,032	916,283
Wihlborgs Fastigheter AB	166,052	1,465,786
TOTAL REAL ESTATE		18,128,568
TOTAL SWEDEN		469,593,031
SWITZERLAND - 2.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sunrise Communications AG Series A	39,161	2,338,584
Swisscom AG	13,838	11,715,412
		14,053,996
Interactive Media & Services - 0.0%
SMG Swiss Marketplace Group AG (b)(c)(e)	13,474	482,846
Media - 0.0%
TX Group AG	2,687	426,426
TOTAL COMMUNICATION SERVICES		14,963,268
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Autoneum Holding AG	1,609	234,755
Specialty Retail - 0.0%
Avolta AG	50,435	2,775,587
Mobilezone Holding AG	27,706	515,576
		3,291,163
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	292,084	56,056,002
Swatch Group AG/The bearer shares	16,115	3,740,752
		59,796,754
TOTAL CONSUMER DISCRETIONARY		63,322,672
Consumer Staples - 0.1%
Food Products - 0.1%
Aryzta AG (d)	14,605	1,166,381
Barry Callebaut AG	1,971	2,948,869
Chocoladefabriken Lindt & Spruengli AG	480	5,882,127
Chocoladefabriken Lindt & Spruengli AG participation certificates	61	7,877,265
Emmi AG	1,280	1,338,401
TOTAL CONSUMER STAPLES		19,213,043
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TORM PLC Series A	31,927	1,023,925
Financials - 0.8%
Banks - 0.0%
Banque Cantonale Vaudoise	16,301	2,570,274
Valiant Holding AG	9,344	2,171,716
		4,741,990
Capital Markets - 0.4%
EFG International AG	64,416	1,385,024
Julius Baer Group Ltd	112,693	9,263,015
Partners Group Holding AG	12,334	13,386,104
Swissquote Group Holding SA	5,948	3,005,401
UBS Group AG	1,722,323	76,048,050
Vontobel Holding AG	17,177	1,455,324
		104,542,918
Consumer Finance - 0.0%
Cembra Money Bank AG	16,595	2,029,375
Insurance - 0.4%
Helvetia Baloise Holding AG (d)	43,059	11,793,212
Swiss Life Holding AG	15,359	18,021,541
Zurich Insurance Group AG	79,097	55,148,033
		84,962,786
TOTAL FINANCIALS		196,277,069
Health Care - 0.4%
Biotechnology - 0.0%
Basilea Pharmaceutica Ag Allschwil (d)	8,333	580,169
Idorsia Ltd (d)	84,225	397,114
Kuros Biosciences AG (d)(e)	15,417	400,149
		1,377,432
Health Care Equipment & Supplies - 0.1%
Medacta Group SA (b)(c)	4,924	892,351
Sonova Holding AG	27,640	6,056,144
Straumann Holding AG	60,795	6,598,008
Ypsomed Holding AG (e)	2,230	779,151
		14,325,654
Health Care Providers & Services - 0.0%
Galenica AG (b)(c)	27,650	2,946,007
Life Sciences Tools & Services - 0.1%
Bachem Holding AG Series B (e)	19,221	1,741,661
Lonza Group AG	38,256	23,520,608
Siegfried Holding AG (e)	22,167	2,232,729
SKAN Group AG	8,175	477,097
Tecan Group AG	7,689	1,158,246
		29,130,341
Pharmaceuticals - 0.2%
Dottikon Es Holding AG (d)	1,906	836,703
Galderma Group AG	100,215	21,024,450
Sandoz Group AG	227,506	18,209,797
		40,070,950
TOTAL HEALTH CARE		87,850,384
Industrials - 0.8%
Building Products - 0.1%
Belimo Holding AG	5,445	4,968,689
dormakaba Holding AG Series B	16,414	1,090,275
Forbo Holding AG	635	596,519
Geberit AG	18,365	12,391,410
Zehnder Group AG	5,928	498,457
		19,545,350
Construction & Engineering - 0.0%
Burkhalter Holding AG	4,308	1,021,107
Implenia AG	10,954	862,188
		1,883,295
Electrical Equipment - 0.4%
ABB Ltd	850,144	85,983,347
Accelleron Industries AG	52,602	5,628,115
Huber + Suhner AG	8,153	2,363,415
R&S Group Holding AG Series A	15,825	529,829
		94,504,706
Ground Transportation - 0.0%
Jungfraubahn Holding AG	3,552	1,241,052
Machinery - 0.2%
Bucher Industries AG	3,586	1,420,448
Burckhardt Compression Holding AG	1,990	1,329,468
Bystronic AG	857	213,440
Daetwyler Holding AG	4,415	887,125
Georg Fischer AG (e)	44,259	2,415,312
Interroll Holding AG	464	970,341
Kardex Holding AG (d)	3,378	1,206,197
OC Oerlikon Corp AG Pfaeffikon (e)	105,317	460,303
Schindler Holding AG	14,790	4,959,339
Schindler Holding AG participation certificate	19,630	6,868,679
Sfs Group Ag	9,698	1,477,010
Stadler Rail AG (e)	31,376	913,954
Sulzer AG	10,196	1,936,503
VAT Group AG (b)(c)	14,692	10,962,355
		36,020,474
Marine Transportation - 0.0%
Kuehne + Nagel International AG	26,439	6,182,127
Professional Services - 0.1%
Adecco Group AG (e)	93,101	2,135,240
Adecco Group AG rights (d)(e)(f)	93,101	119,154
SGS SA	90,090	9,759,030
		12,013,424
Trading Companies & Distributors - 0.0%
Bossard Holding AG Series A	3,474	709,161
DKSH Holding AG	20,069	1,530,828
		2,239,989
Transportation Infrastructure - 0.0%
Flughafen Zurich AG	11,045	3,132,491
TOTAL INDUSTRIALS		176,762,908
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
ALSO Holding AG	3,245	666,152
Cicor Technologies Ltd (d)	1,322	232,473
Comet Holding AG	4,234	1,663,580
Inficon Holding AG	9,411	1,739,232
Landis+Gyr Group AG	14,239	954,916
Sensirion Holding AG (b)(c)(d)	5,972	515,150
		5,771,503
Software - 0.0%
Temenos AG	30,194	2,855,745
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	83,346	8,185,796
TOTAL INFORMATION TECHNOLOGY		16,813,044
Materials - 0.2%
Chemicals - 0.2%
Clariant AG	118,272	1,217,762
DSM-Firmenich AG	93,058	6,950,396
EMS-Chemie Holding AG	3,704	3,152,441
Givaudan SA	5,012	17,864,491
Sika AG	82,341	15,189,135
		44,374,225
Containers & Packaging - 0.0%
SIG Group AG (d)(e)	167,077	2,709,241
TOTAL MATERIALS		47,083,466
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Allreal Holding AG	8,065	2,203,721
International Workplace Group PLC	396,021	995,861
Intershop Holding AG	3,784	821,356
Mobimo Holding AG	4,217	2,013,107
PSP Swiss Property AG	24,111	4,816,954
Swiss Prime Site AG	43,051	7,454,790
TOTAL REAL ESTATE		18,305,789
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	11,882	2,375,336
TOTAL SWITZERLAND		643,990,904
TAIWAN - 7.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	2,037,283	8,775,334
Entertainment - 0.0%
International Games System Co Ltd	128,755	3,070,129
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	978,555	2,927,696
Taiwan Mobile Co Ltd	910,181	3,214,922
		6,142,618
TOTAL COMMUNICATION SERVICES		17,988,081
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	1,078,181	1,070,296
Depo Auto Parts Ind Co Ltd	63,965	254,228
Hota Industrial Manufacturing Co Ltd (d)	143,932	237,916
Nan Kang Rubber Tire Co Ltd	331,495	351,940
Tong Yang Industry Co Ltd	218,434	521,146
		2,435,526
Automobiles - 0.0%
China Motor Corp	151,987	261,875
Sanyang Motor Co Ltd	289,562	515,947
Yulon Motor Co Ltd	358,144	308,668
		1,086,490
Broadline Retail - 0.0%
Far Eastern Department Stores Ltd	501,823	353,694
momo.com Inc	62,000	335,862
Poya International Co Ltd	40,972	744,406
		1,433,962
Hotels, Restaurants & Leisure - 0.0%
Formosa International Hotels Corp	55,000	293,894
Wowprime Corp	38,716	278,667
		572,561
Household Durables - 0.0%
Ability Enterprise Co Ltd (d)	188,074	473,144
Merry Electronics Co Ltd	156,370	430,138
Nien Made Enterprise Co Ltd	96,261	1,080,705
Taiwan Sakura Corp	138,000	364,276
		2,348,263
Leisure Products - 0.0%
Fusheng Precision Co Ltd	69,987	559,238
Giant Manufacturing Co Ltd	225,636	484,415
Merida Industry Co Ltd	174,777	322,803
		1,366,456
Specialty Retail - 0.0%
Hotai Motor Co Ltd	174,251	2,639,031
Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co Ltd	104,386	1,112,517
Feng TAY Enterprise Co Ltd	267,255	597,199
Formosa Taffeta Co Ltd	577,534	292,376
Makalot Industrial Co Ltd	125,416	847,085
Pou Chen Corp	1,343,020	1,101,632
Ruentex Industries Ltd	446,104	632,739
Tainan Spinning Co Ltd	734,738	295,184
Taiwan Paiho Ltd	182,786	257,303
Wiselink Co Ltd/TW	196,938	564,865
		5,700,900
TOTAL CONSUMER DISCRETIONARY		17,583,189
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	331,783	2,352,627
Food Products - 0.0%
Charoen Pokphand Enterprise	105,997	471,318
Great Wall Enterprise Co Ltd	383,530	649,191
Lien Hwa Industrial Holdings Corp	713,500	935,404
Uni-President Enterprises Corp	2,662,420	5,850,234
		7,906,147
Personal Care Products - 0.0%
Grape King Bio Ltd	113,283	404,009
TOTAL CONSUMER STAPLES		10,662,783
Financials - 0.6%
Banks - 0.4%
Chang Hwa Commercial Bank Ltd	3,978,673	2,668,033
CTBC Financial Holding Co Ltd	9,048,282	15,013,692
E.Sun Financial Holding Co Ltd	7,917,118	8,013,916
Far Eastern International Bank	1,649,082	641,457
First Financial Holding Co Ltd	6,156,396	5,640,923
Hua Nan Financial Holdings Co Ltd	4,957,328	5,045,404
Mega Financial Holding Co Ltd	6,392,776	7,940,172
Shanghai Commercial & Savings Bank Ltd/The	2,235,411	2,766,879
SinoPac Financial Holdings Co Ltd	6,741,512	6,626,770
Taichung Commercial Bank Co Ltd	2,025,520	1,274,104
Taiwan Business Bank	4,270,692	2,218,077
Taiwan Cooperative Financial Holding Co Ltd	5,815,688	4,232,762
TS Financial Holding Co Ltd	11,570,941	8,755,918
		70,838,107
Capital Markets - 0.0%
Capital Securities Corp	912,192	815,915
IBF Financial Holdings Co Ltd	1,505,170	692,398
President Securities Corp	632,245	718,484
		2,226,797
Consumer Finance - 0.0%
Hotai Finance Co Ltd	148,459	287,393
Taiwan Acceptance Corp	168,186	412,142
		699,535
Financial Services - 0.1%
Chailease Holding Co Ltd	891,762	3,278,668
Yuanta Financial Holding Co Ltd	5,834,259	9,696,749
		12,975,417
Insurance - 0.1%
Cathay Financial Holding Co Ltd	5,152,093	12,616,867
Fubon Financial Holding Co Ltd	4,542,796	12,988,577
KGI Financial Holding Co Ltd	8,892,412	6,079,896
Mercuries Life Insurance Co Ltd (d)	1,780,134	440,634
Shinkong Insurance Co Ltd	105,799	445,557
		32,571,531
TOTAL FINANCIALS		119,311,387
Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp	169,212	3,551,358
Health Care Equipment & Supplies - 0.0%
HERON NEUTRON MEDICAL CORP	26,000	305,188
Pegavision Corp	32,538	289,973
		595,161
Pharmaceuticals - 0.0%
Bora Pharmaceuticals Co Ltd	41,304	538,818
Caliway Biopharmaceuticals Co Ltd (d)	544,000	1,810,535
Center Laboratories Inc	337,162	420,683
Lotus Pharmaceutical Co Ltd	79,701	560,958
Oneness Biotech Co Ltd (d)	220,047	373,478
TTY Biopharm Co Ltd	143,138	337,032
		4,041,504
TOTAL HEALTH CARE		8,188,023
Industrials - 0.2%
Aerospace & Defense - 0.0%
Evergreen Aviation Technologies Corp	58,799	287,588
Building Products - 0.0%
Taiwan Glass Industry Corp (d)	538,043	1,167,665
Commercial Services & Supplies - 0.0%
Cleanaway Co Ltd	488,000	429,394
L&K Engineering Co Ltd	89,132	1,928,746
Taiwan Secom Co Ltd	145,292	520,515
		2,878,655
Construction & Engineering - 0.0%
Acter Group Corp Ltd	53,899	1,445,388
BES Engineering Corp (d)	755,015	313,612
CTCI Corp	367,045	429,207
United Integrated Services Co Ltd	93,371	2,857,650
Yankey Engineering Co Ltd	38,167	771,451
		5,817,308
Electrical Equipment - 0.2%
AcBel Polytech Inc	412,355	629,732
Advanced Energy Solution Holding Co Ltd	18,648	670,358
Allis Electric Co Ltd	131,805	462,967
Bizlink Holding Inc	96,147	8,660,814
Chicony Power Technology Co Ltd	108,459	279,637
Chung-Hsin Electric & Machinery Manufacturing Corp	216,971	1,026,835
Fortune Electric Co Ltd	88,267	2,521,530
Longwell Co (d)	85,000	787,881
Shihlin Electric & Engineering Corp	159,843	969,192
Ta Ya Electric Wire & Cable	421,715	433,621
Tatung Co Ltd	696,560	670,291
Teco Electric and Machinery Co Ltd	653,131	1,318,656
Voltronic Power Technology Corp	37,457	933,736
Walsin Lihwa Corp	1,655,360	1,591,726
		20,956,976
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	1,894,953	1,551,820
Machinery - 0.0%
C Sun Manufacturing Ltd	49,943	979,106
CSBC Corp Taiwan (d)	426,000	269,083
Hiwin Technologies Corp	149,527	1,503,296
Kaori Heat Treatment Co Ltd	42,318	1,735,445
Kinik Co	59,031	1,032,195
Mega Union Technology Inc (d)	32,000	926,372
Shin Zu Shing Co Ltd	92,908	614,094
Sunonwealth Electric Machine Industry Co Ltd	129,365	601,296
Syntec Technology Co Ltd	21,000	1,710,776
		9,371,663
Marine Transportation - 0.0%
Evergreen Marine Corp Taiwan Ltd	608,637	3,905,942
U-Ming Marine Transport Corp	264,333	509,206
Wan Hai Lines Ltd	383,804	919,219
Wisdom Marine Lines Co Ltd	263,641	599,945
Yang Ming Marine Transport Corp	1,042,709	1,629,731
		7,564,043
Passenger Airlines - 0.0%
China Airlines Ltd	1,616,085	918,845
Eva Airways Corp	1,454,722	1,545,537
Starlux Airlines Co Ltd (d)	747,000	479,258
		2,943,640
Professional Services - 0.0%
Sporton International Inc	62,190	438,850
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	1,080,401	906,859
TOTAL INDUSTRIALS		53,885,067
Information Technology - 6.8%
Communications Equipment - 0.1%
Accton Technology Corp	275,289	20,225,386
Arcadyan Technology Corp	100,239	509,178
LuxNet Corp	61,377	1,223,901
Sercomm Corp	165,072	402,499
WNC Corp /Taiwan	195,271	1,348,655
		23,709,619
Electronic Equipment, Instruments & Components - 1.1%
All Ring Tech Co Ltd	47,000	1,825,804
Asia Optical Co Inc	128,984	577,385
AUO Corp	3,200,846	1,765,751
Cheng Uei Precision Industry Co Ltd	228,896	271,910
Chroma ATE Inc	208,390	14,284,669
Chunghwa Precision Test Tech Co Ltd	12,000	1,347,877
Compeq Manufacturing Co Ltd	553,996	4,333,775
Coretronic Corp	131,402	280,203
Delta Electronics Inc	1,058,992	74,498,610
Dynamic Holding Co Ltd	142,379	807,063
Dynapack International Technology Corp	79,000	925,078
E Ink Holdings Inc	477,031	2,105,745
Elite Material Co Ltd	166,424	24,876,854
First Hi-Tec Enterprise Co Ltd	40,000	499,975
FLEXium Interconnect Inc (d)	172,595	363,470
Fositek Corp	27,287	1,836,577
Foxconn Technology Co Ltd	551,424	917,028
Fulltech Fiber Glass Corp (d)	244,000	866,279
Genius Electronic Optical Co Ltd	47,938	781,273
Global Brands Manufacture Ltd	165,769	529,162
Gold Circuit Electronics Ltd	179,353	8,144,420
Hannstar Board Corp	140,548	373,449
HannStar Display Corp (d)	1,416,127	367,584
Hon Hai Precision Industry Co Ltd	6,825,230	48,373,820
I Chiun Precision Industry Co Ltd	109,000	946,675
Innolux Corp	4,165,555	3,192,870
Iteq Corp	125,731	1,095,447
Largan Precision Co Ltd	55,075	4,436,476
Lotes Co Ltd	46,385	3,916,589
Nan Ya Printed Circuit Board Corp	120,821	3,925,640
Pan-International Industrial Corp	218,122	347,084
Primax Electronics Ltd	299,443	698,101
Scientech Corp	33,450	855,506
Simplo Technology Co Ltd	88,415	1,006,896
Sinbon Electronics Co Ltd	130,799	1,181,426
Supreme Electronics Co Ltd	297,201	783,398
Synnex Technology International Corp	661,100	1,738,551
Taiwan Surface Mounting Technology Corp	148,182	796,708
Taiwan Union Technology Corp	135,578	4,482,034
Test Research Co Ltd	96,415	1,061,219
Tong Hsing Electronic Industries Ltd	114,930	636,646
Tripod Technology Corp	250,751	3,624,124
Txc Corp	185,918	906,510
Unimicron Technology Corp	723,965	20,628,460
Unitech Printed Circuit Board Corp	387,852	721,899
Universal Microwave Technology Inc	33,000	1,647,112
Wah Lee Industrial Corp	114,283	483,836
Walsin Technology Corp	168,862	717,154
Wpg Holding Co Ltd	880,795	2,831,311
WT Microelectronics Co Ltd	386,681	2,520,423
Yageo Corp	904,128	9,247,544
Zhen Ding Technology Holding Ltd	412,726	5,586,331
		270,969,731
IT Services - 0.0%
Systex Corp	113,019	433,438
Semiconductors & Semiconductor Equipment - 5.2%
ADATA Technology Co Ltd	160,808	2,304,694
Advanced Echem Materials Co Ltd	42,000	1,340,953
Advanced Wireless Semiconductor Co	81,503	378,077
Airoha Technology Corp	32,670	574,910
Alchip Technologies Ltd	42,274	5,672,350
AP Memory Technology Corp	58,097	1,569,387
Ardentec Corp	243,465	1,533,368
ASE Technology Holding Co Ltd	1,812,234	28,496,535
ASMedia Technology Inc	22,736	1,003,552
ASPEED Technology Inc	16,714	9,013,581
Chang Wah Technology Co Ltd	243,289	404,865
Chipbond Technology Corp	348,056	1,820,013
ChipMOS Technologies Inc	336,977	759,839
Elan Microelectronics Corp	165,693	721,384
Elite Advanced Laser Corp	83,000	814,940
Elite Semiconductor Microelectronics Technology Inc	154,314	852,564
eMemory Technology Inc	34,406	4,371,137
Ennostar Inc	413,308	977,969
Everlight Electronics Co Ltd	242,235	547,950
Faraday Technology Corp	147,151	797,042
Fitipower Integrated Technology Inc	67,638	328,840
Foxsemicon Integrated Technology Inc	63,141	629,570
Global Mixed Mode Technology Inc	50,318	404,035
Global Unichip Corp	48,185	6,683,377
Globalwafers Co Ltd	146,512	2,761,831
Grand Process Technology Corp	14,802	1,423,357
Greatek Electronics Inc	167,544	450,912
Gudeng Precision Industrial Co Ltd	41,511	721,157
Hon Precision Inc	44,000	6,927,252
ITE Technology Inc	146,349	580,355
Jentech Precision Industrial Co Ltd	47,913	8,368,006
King Yuan Electronics Co Ltd	606,719	5,951,014
Kinsus Interconnect Technology Corp	198,554	3,383,850
LandMark Optoelectronics Corp	43,000	3,741,819
Machvision Inc	24,343	685,212
Macronix International Co Ltd (d)	965,033	4,838,498
Marketech International Corp	52,009	637,438
MediaTek Inc	828,955	69,422,730
MPI Corp	46,207	7,442,779
Nanya Technology Corp (d)	674,486	4,790,131
Novatek Microelectronics Corp	314,650	4,099,953
Orient Semiconductor Electronics Ltd	257,817	456,241
Pan Jit International Inc	174,456	566,212
Parade Technologies Ltd	49,274	912,929
Phison Electronics Corp	91,481	5,742,725
Phoenix Silicon International Corp	104,000	826,895
Pixart Imaging Inc	87,547	586,647
Powerchip Semiconductor Manufacturing Corp (d)	1,731,402	2,944,746
Powertech Technology Inc	368,572	2,424,940
Radiant Opto-Electronics Corp	248,861	790,413
Raydium Semiconductor Corp	46,775	350,349
Realtek Semiconductor Corp	270,443	4,631,808
Sigurd Microelectronics Corp	264,553	1,531,283
Silicon Integrated Systems Corp	251,744	418,731
Sino-American Silicon Products Inc	347,355	1,508,771
Sitronix Technology Corp	77,899	573,032
Taiwan Semiconductor Manufacturing Co Ltd	13,392,148	932,666,263
Topco Scientific Co Ltd	105,689	1,376,294
United Microelectronics Corp	6,144,575	15,483,403
Vanguard International Semiconductor Corp	626,672	2,921,562
Via Technologies Inc	168,173	423,521
VisEra Technologies Co Ltd	63,987	1,202,624
Visual Photonics Epitaxy Co Ltd	108,437	1,211,896
Win Semiconductors Corp	184,232	3,200,407
Winbond Electronics Corp	1,712,530	5,068,464
WinWay Technology Co Ltd	13,736	4,633,395
XinTec Inc	101,305	658,288
		1,191,339,065
Technology Hardware, Storage & Peripherals - 0.4%
Acer Inc	1,551,834	1,368,789
Advantech Co Ltd	263,256	3,020,031
Asia Vital Components Co Ltd	180,113	16,542,408
Asustek Computer Inc	381,462	7,090,223
AURAS Technology Co Ltd	36,450	1,350,278
Catcher Technology Co Ltd	311,276	2,056,803
Chenbro Micom Co Ltd	34,406	1,254,433
Chenming Electronic Technology Corp	87,000	292,973
Chicony Electronics Co Ltd	385,442	1,522,529
Clevo Co	269,500	329,476
Compal Electronics Inc	2,379,484	2,206,743
Ennoconn Corp	57,865	596,267
Getac Holdings Corp	221,191	687,623
Gigabyte Technology Co Ltd	315,223	2,753,618
HTC Corp (d)	346,197	445,085
Innodisk Corp	42,378	1,723,017
Inventec Corp	1,435,683	2,110,016
King Slide Works Co Ltd	31,472	4,005,510
Kinpo Electronics	676,156	599,583
Lite-On Technology Corp	1,082,472	5,822,555
Micro-Star International Co Ltd	385,308	1,200,463
Mitac Holdings Corp	499,066	1,312,104
Pegatron Corp	1,167,530	3,064,263
Qisda Corp	878,250	671,959
Quanta Computer Inc	1,461,969	14,623,493
Quanta Storage Inc	117,063	314,246
Transcend Information Inc	103,843	847,196
Wistron Corp	1,643,639	7,261,852
Wiwynn Corp	60,097	9,051,707
		94,125,243
TOTAL INFORMATION TECHNOLOGY		1,580,577,096
Materials - 0.1%
Chemicals - 0.1%
China Petrochemical Development Corp (d)	1,989,605	473,960
Daxin Materials Corp	29,000	413,846
Eternal Materials Co Ltd	447,950	1,131,555
Formosa Chemicals & Fibre Corp	1,939,758	3,238,384
Formosa Plastics Corp	2,085,094	3,415,635
Nan Pao Resins Chemical Co Ltd	28,516	325,746
Nan Ya Plastics Corp	2,800,496	8,064,079
Shinkong Synthetic Fibers Corp	625,804	335,772
Shiny Chemical Industrial Co Ltd	70,603	376,366
Sinon Corp	238,606	319,126
Solar Applied Materials Technology Corp	299,364	1,594,835
Taiwan Fertilizer Co Ltd	327,506	527,825
Taiwan Speciality Chemicals Corp	48,000	479,692
		20,696,821
Construction Materials - 0.0%
Asia Cement Corp	1,240,347	1,379,762
Goldsun Building Materials Co Ltd	455,975	509,799
TCC Group Holdings Co Ltd	3,786,813	2,947,418
		4,836,979
Containers & Packaging - 0.0%
Taiwan Hon Chuan Enterprise Co Ltd	169,966	602,838
Metals & Mining - 0.0%
Century Iron & Steel Industrial Co Ltd	112,349	362,007
China Steel Corp	6,421,785	3,825,168
EVERGREEN Steel Corp	114,349	354,664
Feng Hsin Steel Co Ltd	263,663	515,510
Gloria Material Technology Corp	272,386	278,872
TA Chen Stainless Pipe	1,043,992	1,253,137
Tung Ho Steel Enterprise Corp	261,196	540,039
		7,129,397
Paper & Forest Products - 0.0%
YFY Inc	558,540	418,474
TOTAL MATERIALS		33,684,509
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Chong Hong Development Co Ltd	118,024	291,721
Farglory Land Development Co Ltd	179,446	391,619
Highwealth Construction Corp	916,403	1,181,253
Huaku Development Co Ltd	147,628	589,878
Ruentex Development Co Ltd	863,967	648,441
Sakura Development Co Ltd	205,530	266,856
TOTAL REAL ESTATE		3,369,768
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Taiwan Cogeneration Corp	327,583	460,733
Taiwan Cogeneration Corp rights 5/11/2026 (d)	35,885	13,259
TOTAL UTILITIES		473,992
TOTAL TAIWAN		1,845,723,895
TANZANIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Helios Towers PLC (d)	429,594	1,167,971
THAILAND - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
True Corp PCL	1,556,489	655,947
True Corp PCL depository receipt	4,177,494	1,760,512
		2,416,459
Media - 0.0%
VGI PCL depository receipt	8,655,100	232,328
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL	110,566	1,156,572
Advanced Info Service PCL depository receipt	451,236	4,720,142
		5,876,714
TOTAL COMMUNICATION SERVICES		8,525,501
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Central Retail Corp PCL depository receipt	1,141,200	644,474
Hotels, Restaurants & Leisure - 0.0%
Central Plaza Hotel PCL depository receipt	429,100	409,640
Minor International PCL depository receipt	1,728,710	1,101,961
		1,511,601
Specialty Retail - 0.0%
Com7 Pcl depository receipt	738,299	519,286
Home Product Center PCL depository receipt	4,023,541	751,645
		1,270,931
TOTAL CONSUMER DISCRETIONARY		3,427,006
Consumer Staples - 0.0%
Beverages - 0.0%
Carabao Group PCL depository receipt	324,215	362,083
Osotspa PCL depository receipt	708,223	324,982
		687,065
Consumer Staples Distribution & Retail - 0.0%
Berli Jucker PCL depository receipt	622,400	270,264
CP ALL PCL	925,758	1,239,867
CP ALL PCL depository receipt	2,132,217	2,855,679
		4,365,810
Food Products - 0.0%
Betagro PCL depository receipt	601,000	415,692
Charoen Pokphand Foods PCL	654,011	388,476
Charoen Pokphand Foods PCL depository receipt	1,418,387	842,508
I-TAIL Corp PCL depository receipt	556,500	291,174
Thai Union Group PCL	781,405	276,623
Thai Union Group PCL depository receipt	843,000	298,429
Thai Vegetable Oil PCL depository receipt	342,500	260,001
		2,772,903
TOTAL CONSUMER STAPLES		7,825,778
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Bangchak Corp PCL depository receipt	370,303	409,993
Banpu PCL depository receipt	4,755,614	863,448
Energy Earth PCL (d)(g)	7,600	0
IRPC PCL depository receipt	6,956,295	455,006
PTT Exploration & Production PCL	299,382	1,423,606
PTT Exploration & Production PCL depository receipt	468,256	2,226,626
PTT PCL	2,267,616	2,475,549
PTT PCL depository receipt	3,267,611	3,567,240
Star Petroleum Refining PCL depository receipt	1,224,238	277,162
Thai Oil PCL depository receipt	682,464	1,010,745
TOTAL ENERGY		12,709,375
Financials - 0.0%
Banks - 0.0%
Kasikornbank PCL depository receipt	313,951	1,886,281
Krung Thai Bank PCL depository receipt	1,892,251	1,919,888
SCB X PCL	172,918	696,614
SCB X PCL depository receipt	297,081	1,196,814
Thanachart Capital PCL depository receipt	176,900	304,493
Tisco Financial Group PCL depository receipt	140,823	473,833
TMBThanachart Bank PCL depository receipt	14,445,116	1,004,562
		7,482,485
Consumer Finance - 0.0%
Krungthai Card PCL depository receipt	772,700	695,422
Muangthai Capital PCL depository receipt	617,100	561,374
Srisawad Corp PCL depository receipt	470,500	337,892
TIDLOR Holdings PCL depository receipt	837,818	439,383
		2,034,071
Insurance - 0.0%
Thai Life Insurance PCL	1,228,300	397,573
TOTAL FINANCIALS		9,914,129
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Chain Hospital PCL depository receipt	921,662	263,609
Bangkok Dusit Medical Services PCL	1,670,644	939,674
Bangkok Dusit Medical Services PCL depository receipt	4,408,553	2,479,643
Bumrungrad Hospital Pcl	83,433	463,025
Bumrungrad Hospital Pcl depository receipt	254,678	1,413,377
Chularat Hospital PCL depository receipt	4,961,579	218,050
		5,777,378
Pharmaceuticals - 0.0%
Mega Lifesciences PCL depository receipt	244,317	268,797
TOTAL HEALTH CARE		6,046,175
Industrials - 0.0%
Electrical Equipment - 0.0%
STARK Corp PCL (d)(g)	4,002,200	1
Ground Transportation - 0.0%
BTS Group Holdings PCL depository receipt (d)	5,125,934	328,472
Transportation Infrastructure - 0.0%
Airports of Thailand PCL depository receipt	2,315,428	3,665,483
Bangkok Expressway & Metro PCL	2,692,438	439,555
		4,105,038
TOTAL INDUSTRIALS		4,433,511
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Cal-Comp Electronics Thailand PCL depository receipt	2,080,400	391,550
Delta Electronics Thailand PCL	576,729	5,658,346
Delta Electronics Thailand PCL depository receipt	1,114,187	10,931,400
KCE Electronics PCL depository receipt	644,400	622,891
TOTAL INFORMATION TECHNOLOGY		17,604,187
Materials - 0.0%
Chemicals - 0.0%
Indorama Ventures PCL depository receipt	892,900	708,198
PTT Global Chemical PCL depository receipt	1,354,906	1,649,722
		2,357,920
Construction Materials - 0.0%
Siam Cement PCL/The	110,686	819,124
Siam Cement PCL/The depository receipt	327,275	2,421,977
		3,241,101
Containers & Packaging - 0.0%
SCG Packaging PCL depository receipt	846,400	653,531
TOTAL MATERIALS		6,252,552
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
AP Thailand PCL depository receipt	1,551,605	411,101
Central Pattana PCL	477,305	914,071
Central Pattana PCL depository receipt	624,085	1,195,166
Land & Houses PCL depository receipt	5,207,758	576,870
MBK PCL depository receipt	685,830	359,014
Sansiri PCL depository receipt	9,272,607	399,666
WHA Corp PCL depository receipt	4,777,980	659,909
TOTAL REAL ESTATE		4,515,797
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Electricity Generating PCL	79,217	274,778
Energy Absolute PCL depository receipt (d)	5,180,800	422,521
Global Power Synergy PCL depository receipt	474,100	508,986
Gulf Development PCL	289,802	514,421
Gulf Development PCL depository receipt	2,198,410	3,902,351
Ratch Group PCL depository receipt	696,192	621,392
TOTAL UTILITIES		6,244,449
TOTAL THAILAND		87,498,460
TURKEY - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	733,089	1,818,739
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	522,085	1,132,336
Tofas Turk Otomobil Fabrikasi AS	70,882	461,987
		1,594,323
Specialty Retail - 0.0%
Dogan Sirketler Grubu Holding AS	809,224	407,256
Dogus Otomotiv Servis ve Ticaret AS	100,845	402,846
		810,102
Textiles, Apparel & Luxury Goods - 0.0%
Aksa (Akrilik Kimya Sanayi)	1,448,214	339,420
Mavi Giyim Sanayi Ve Ticaret AS Class B (b)(c)	571,041	547,474
		886,894
TOTAL CONSUMER DISCRETIONARY		3,291,319
Consumer Staples - 0.0%
Beverages - 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,344,587	564,798
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	247,838	4,067,122
Migros Ticaret AS	53,494	759,468
		4,826,590
Food Products - 0.0%
Ulker Biskuvi Sanayi AS	154,034	422,373
TOTAL CONSUMER STAPLES		5,813,761
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	530,974	3,184,569
Financials - 0.1%
Banks - 0.1%
Akbank TAS	1,707,919	2,766,856
Haci Omer Sabanci Holding AS	692,749	1,466,456
Turkiye Is Bankasi AS Class C	4,829,394	1,532,674
Yapi ve Kredi Bankasi AS (d)	2,029,247	1,663,466
		7,429,452
Capital Markets - 0.0%
Is Yatirim Menkul Degerler AS	487,521	456,180
Tera Yatirim Menkul Degerler AS	96,465	514,512
		970,692
Consumer Finance - 0.0%
Katilimevim Tasarruf Finansman AS	422,562	1,075,465
Financial Services - 0.0%
Destek Finans Faktoring AS	44,992	2,718,354
Turkiye Sinai Kalkinma Bankasi AS	1,041,336	267,336
		2,985,690
Insurance - 0.0%
Anadolu Anonim Turk Sigorta Sirketi	819,937	524,066
Anadolu Hayat Emeklilik AS	121,729	298,767
Turkiye Sigorta AS	1,357,061	422,273
		1,245,106
TOTAL FINANCIALS		13,706,405
Health Care - 0.0%
Health Care Providers & Services - 0.0%
MLP Saglik Hizmetleri AS (b)(c)(d)	59,630	586,933
Industrials - 0.1%
Aerospace & Defense - 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	746,546	6,943,405
Electrical Equipment - 0.0%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	245,492	1,542,992
Ground Transportation - 0.0%
Pasifik Eurasia Lojistik Dis Ticaret AS (d)	194,634	568,592
Industrial Conglomerates - 0.0%
Alarko Holding AS (d)	174,559	369,518
Kiler Holding AS (d)	217,277	491,923
KOC Holding AS	441,551	1,975,924
Turkiye Sise ve Cam Fabrikalari AS	665,082	704,459
		3,541,824
Passenger Airlines - 0.0%
Pegasus Hava Tasimaciligi AS (d)	142,485	569,502
Turk Hava Yollari AO	311,518	2,125,173
		2,694,675
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS (d)	137,052	844,732
TOTAL INDUSTRIALS		16,136,220
Materials - 0.0%
Chemicals - 0.0%
Petkim Petrokimya Holding AS (d)	849,237	449,195
Sasa Polyester Sanayi AS (d)	8,137,120	565,469
		1,014,664
Construction Materials - 0.0%
Cimsa Cimento Sanayi VE Ticaret AS	393,078	501,083
Oyak Cimento Fabrikalari AS	1,525,548	800,170
		1,301,253
Metals & Mining - 0.0%
Eldorado Gold Corp	129,131	3,989,862
Eregli Demir ve Celik Fabrikalari TAS	2,020,958	1,570,796
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (d)	689,769	588,028
Turk Altin Isletmeleri AS (d)	539,849	494,391
		6,643,077
TOTAL MATERIALS		8,958,994
Real Estate - 0.0%
Diversified REITs - 0.0%
Peker Gayrimenkul Yatirim Ortakligi AS (d)	2,325,082	843,384
Ziraat Gayrimenkul Yatirim Ortakligi AS	989,956	479,371
		1,322,755
Real Estate Management & Development - 0.0%
Tera Yatirim Teknoloji Holding AS (d)	808,290	468,680
Residential REITs - 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,351,653	615,628
TOTAL REAL ESTATE		2,407,063
Utilities - 0.0%
Electric Utilities - 0.0%
Enerjisa Enerji AS (b)(c)	184,520	501,475
Gas Utilities - 0.0%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (d)	605,245	368,092
Enerya Enerji AS	1,678,054	330,525
		698,617
Independent Power and Renewable Electricity Producers - 0.0%
Margun Enerji Uretim Sanayi VE Ticaret AS	431,806	612,091
TOTAL UTILITIES		1,812,183
TOTAL TURKEY		57,716,186
UNITED ARAB EMIRATES - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Emirates Telecommunications Group Co PJSC	1,910,469	9,674,315
Space42 PLC (d)	863,897	352,793
TOTAL COMMUNICATION SERVICES		10,027,108
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Americana Restaurants International PLC - Foreign Co	1,643,347	890,327
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	1,872,910	1,871,329
TOTAL CONSUMER DISCRETIONARY		2,761,656
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Lulu Retail Holdings PLC (d)	2,398,774	679,188
Food Products - 0.0%
Agthia Group PJSC	297,294	301,899
TOTAL CONSUMER STAPLES		981,087
Energy - 0.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	1,876,634	2,891,767
NMDC Energy PJSC	770,379	591,453
		3,483,220
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Gas PLC	3,292,799	3,021,081
ADNOC Logistics & Services	1,055,666	1,687,065
Dana Gas PJSC	3,892,836	953,841
		5,661,987
TOTAL ENERGY		9,145,207
Financials - 0.3%
Banks - 0.3%
Abu Dhabi Commercial Bank PJSC	1,756,132	6,597,866
Abu Dhabi Islamic Bank PJSC	817,252	4,877,124
Ajman Bank PJSC	743,349	291,422
Dubai Islamic Bank PJSC	1,641,227	3,190,319
Emirates NBD Bank PJSC	1,039,199	8,204,724
First Abu Dhabi Bank PJSC	2,430,709	11,620,498
Sharjah Islamic Bank	935,626	753,983
Sharjah Islamic Bank rights 5/8/2026 (d)	311,875	34,048
		35,569,984
Capital Markets - 0.0%
Dubai Financial Market PJSC	1,132,910	441,061
TOTAL FINANCIALS		36,011,045
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Parkin Co PJSC	498,037	705,070
Industrial Conglomerates - 0.0%
Dubai Investments PJSC (d)	1,190,583	1,315,991
Passenger Airlines - 0.0%
Air Arabia PJSC	1,289,512	1,737,792
Transportation Infrastructure - 0.0%
Salik Co PJSC	1,029,979	1,570,304
TOTAL INDUSTRIALS		5,329,157
Materials - 0.0%
Construction Materials - 0.0%
Apex Investment Co PSC (d)	581,484	509,754
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	2,143,002	4,498,256
Emaar Development PJSC	572,925	2,274,168
Emaar Properties PJSC	3,638,274	11,688,120
RAK Properties PJSC (d)	1,345,256	391,883
		18,852,427
Residential REITs - 0.0%
Dubai Residential REIT (c)	1,623,542	517,150
TOTAL REAL ESTATE		19,369,577
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	3,527,831	2,545,194
Water Utilities - 0.0%
Emirates Central Cooling Systems Corp	1,423,469	600,685
TOTAL UTILITIES		3,145,879
TOTAL UNITED ARAB EMIRATES		87,280,470
UNITED KINGDOM - 6.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
BT Group PLC	3,247,111	9,568,275
Gamma Communications PLC	50,005	615,393
Zegona Communications plc	105,279	2,524,213
		12,707,881
Interactive Media & Services - 0.0%
Autotrader Group PLC (b)(c)	460,476	3,097,588
Baltic Classifieds Group PLC	280,839	742,521
MONY Group PLC	294,075	711,489
Rightmove PLC	434,610	2,563,108
Trustpilot Group PLC (b)(c)(d)	201,618	714,412
		7,829,118
Media - 0.0%
4imprint Group PLC	15,196	753,505
Future PLC	57,776	262,428
Informa PLC	694,474	7,490,114
ITV PLC	1,885,730	2,052,806
WPP PLC	589,047	2,132,687
		12,691,540
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	10,086,225	16,048,665
TOTAL COMMUNICATION SERVICES		49,277,204
Consumer Discretionary - 0.4%
Broadline Retail - 0.1%
B&M European Value Retail plc	553,314	1,260,391
Next PLC	62,798	11,061,811
		12,322,202
Distributors - 0.0%
Inchcape PLC	181,048	2,035,434
Diversified Consumer Services - 0.0%
ME Group International PLC	146,370	290,793
Pearson PLC	316,057	4,664,044
		4,954,837
Hotels, Restaurants & Leisure - 0.2%
Compass Group PLC	923,523	26,089,525
Domino's Pizza Group PLC	210,116	554,390
Entain PLC	336,454	2,488,763
Greggs PLC (e)	54,383	1,122,605
Hollywood Bowl Group PLC	125,380	434,205
J D Wetherspoon PLC (e)	42,734	340,179
Mitchells & Butlers PLC (d)	155,067	530,684
Playtech Plc (e)	144,878	719,571
PPHE Hotel Group Ltd	11,891	244,651
SSP Group Plc	421,302	910,953
Trainline PLC (b)(c)(d)	220,093	713,389
Whitbread PLC	92,456	2,810,584
		36,959,499
Household Durables - 0.1%
Barratt Redrow PLC	728,755	2,481,960
Bellway PLC	66,668	1,730,001
Berkeley Group Holdings PLC (d)	54,418	2,369,331
Crest Nicholson Holdings plc (e)	146,021	131,141
Persimmon PLC	170,908	2,458,192
Taylor Wimpey PLC	1,982,830	2,099,689
Vistry Group PLC (d)(e)	185,926	826,800
		12,097,114
Leisure Products - 0.0%
Games Workshop Group PLC	18,361	4,869,524
Specialty Retail - 0.0%
Currys PLC	590,083	1,001,285
Dunelm Group PLC	70,215	718,499
Frasers Group PLC (d)(e)	67,037	597,951
JD Sports Fashion PLC	1,364,145	1,249,263
Kingfisher PLC	926,056	3,641,535
Moonpig Group PLC	206,368	593,082
Pets at Home Group Plc	354,311	867,832
Watches of Switzerland Group PLC (b)(d)	144,826	1,009,009
WH Smith PLC	72,499	503,623
		10,182,079
Textiles, Apparel & Luxury Goods - 0.0%
Burberry Group PLC (d)	197,138	3,105,863
Coats Group PLC	1,099,174	1,242,928
Dr Martens PLC (e)	432,757	366,279
		4,715,070
TOTAL CONSUMER DISCRETIONARY		88,135,759
Consumer Staples - 1.1%
Beverages - 0.2%
AG Barr PLC	68,365	596,307
Coca-Cola Europacific Partners PLC	112,053	10,596,852
Diageo PLC	1,210,252	24,470,556
Fevertree Drinks PLC	69,163	764,673
		36,428,388
Consumer Staples Distribution & Retail - 0.1%
J Sainsbury PLC	920,604	4,118,917
Marks & Spencer Group PLC	1,132,317	5,086,182
Ocado Group PLC (d)(e)	290,255	778,079
Tesco PLC	3,457,422	22,678,944
		32,662,122
Food Products - 0.0%
Associated British Foods PLC	174,282	4,339,886
Cranswick PLC	27,607	2,024,820
Hilton Food Group PLC	51,967	380,795
Premier Foods PLC	357,365	961,384
Tate & Lyle PLC	220,756	1,102,745
		8,809,630
Household Products - 0.1%
Reckitt Benckiser Group PLC	348,406	22,168,596
Personal Care Products - 0.3%
Unilever PLC	1,183,538	69,018,183
Tobacco - 0.4%
British American Tobacco PLC	1,182,485	69,642,253
Imperial Brands PLC	411,653	15,639,797
		85,282,050
TOTAL CONSUMER STAPLES		254,368,969
Energy - 0.0%
Energy Equipment & Services - 0.0%
Hunting PLC	78,754	544,396
Subsea 7 SA	120,170	4,321,850
		4,866,246
Oil, Gas & Consumable Fuels - 0.0%
DCC PLC	45,834	3,455,221
Harbour Energy PLC	317,939	1,267,622
Serica Energy PLC	134,379	526,626
Yellow Cake PLC (b)(c)(d)	127,841	1,055,065
		6,304,534
TOTAL ENERGY		11,170,780
Financials - 2.1%
Banks - 1.4%
Barclays PLC	7,515,288	44,174,248
Close Brothers Group PLC (d)	95,914	575,049
HSBC Holdings PLC	9,326,042	171,597,551
Lloyds Banking Group PLC	31,941,102	43,417,638
Metro Bank Holdings PLC (d)	227,618	462,119
NatWest Group PLC	4,343,550	34,643,621
Standard Chartered PLC	1,042,652	26,550,955
		321,421,181
Capital Markets - 0.4%
3i Group PLC	540,480	18,796,683
Aberdeen Group PLC	1,061,604	3,006,166
AJ Bell PLC	186,702	1,321,085
Allfunds Group Plc	158,922	1,626,444
Ashmore Group PLC (e)	249,955	706,102
Bridgepoint Group PLC (b)(c)	152,881	520,498
ICG PLC	157,288	3,884,638
IG Group Holdings PLC	186,648	3,817,338
Integrafin Holdings Ltd (c)	182,207	808,278
Investec PLC	304,844	2,609,196
IP Group PLC (d)	588,070	491,333
Jupiter Fund Management PLC	245,437	510,987
London Stock Exchange Group PLC	249,152	32,377,707
Man Group Plc/Jersey	640,439	2,222,267
Molten Ventures PLC (d)	91,331	695,960
Ninety One PLC	154,054	451,541
Polar Capital Holdings PLC	66,663	617,747
Quilter PLC (b)(c)	761,699	1,916,455
Rathbones Group PLC	36,860	989,101
Schroders PLC	385,039	3,038,863
St James's Place PLC	283,969	4,708,416
TP ICAP Group PLC	490,182	2,109,102
XPS Pensions Group PLC (c)	115,579	475,754
		87,701,661
Financial Services - 0.1%
M&G PLC	1,219,378	5,022,606
OSB Group PLC	200,400	1,439,826
Paragon Banking Group PLC	105,239	1,071,881
Wise PLC Class A (d)	366,906	5,247,245
		12,781,558
Insurance - 0.2%
Admiral Group PLC	142,555	6,552,702
Aviva PLC	1,660,776	14,092,742
Beazley PLC	326,010	5,660,567
Chesnara PLC	147,605	614,612
Hiscox Ltd	174,964	3,685,513
Lancashire Holdings Ltd	120,148	938,441
Legal & General Group PLC	3,114,993	10,668,875
Standard Life PLC	398,460	4,099,066
		46,312,518
TOTAL FINANCIALS		468,216,918
Health Care - 1.0%
Biotechnology - 0.0%
Genus PLC	35,981	1,147,649
OXB (d)	50,034	408,503
		1,556,152
Health Care Equipment & Supplies - 0.0%
Advanced Medical Solutions Group PLC	148,418	490,762
Convatec Group PLC (b)(c)	879,050	2,520,962
Smith & Nephew PLC	441,173	6,826,632
		9,838,356
Health Care Providers & Services - 0.0%
CVS Group PLC	38,106	599,936
Spire Healthcare Group PLC (b)(c)	138,753	307,757
		907,693
Health Care Technology - 0.0%
Craneware PLC	19,262	399,452
Life Sciences Tools & Services - 0.0%
Oxford Nanopore Technologies PLC (d)(e)	251,923	385,312
Pharmaceuticals - 1.0%
Astrazeneca PLC	841,787	159,768,992
GSK PLC	2,213,730	58,038,411
Hikma Pharmaceuticals PLC	88,706	1,688,083
		219,495,486
TOTAL HEALTH CARE		232,582,451
Industrials - 1.1%
Aerospace & Defense - 0.6%
Avon Technologies PLC	20,380	478,101
Babcock International Group PLC	138,761	2,083,618
BAE Systems PLC	1,630,297	45,344,364
Chemring Group PLC	161,975	1,150,527
Cohort PLC (e)	19,580	325,051
Melrose Industries PLC	693,861	4,546,185
QinetiQ Group PLC	263,606	1,594,071
Rolls-Royce Holdings PLC	4,563,084	73,427,142
Senior PLC	228,993	889,624
		129,838,683
Building Products - 0.0%
Genuit Group PLC	137,659	481,036
Volution Group PLC	112,208	937,499
		1,418,535
Commercial Services & Supplies - 0.0%
Johnson Service Group PLC	246,485	432,504
Mitie Group PLC	686,573	1,623,734
Rentokil Initial PLC	1,375,023	9,270,078
Serco Group PLC	543,125	2,079,707
Verisure PLC (d)	144,118	1,781,087
		15,187,110
Construction & Engineering - 0.0%
Balfour Beatty PLC	265,658	2,949,792
Keller Group PLC	43,092	1,311,133
Kier Group PLC	240,485	665,606
Morgan Sindall Group PLC	24,568	1,565,904
Renew Holdings PLC	50,090	616,848
		7,109,283
Electrical Equipment - 0.0%
DiscoverIE Group PLC	59,748	525,211
Volex PLC	78,946	641,332
		1,166,543
Ground Transportation - 0.0%
Firstgroup PLC	328,947	727,821
Zigup PLC	139,094	759,928
		1,487,749
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	1,443,300	12,051,828
Smiths Group PLC	173,021	5,989,551
		18,041,379
Machinery - 0.1%
Bodycote PLC	96,605	895,210
IMI PLC	131,650	5,001,665
Morgan Advanced Materials PLC	160,183	476,262
Rotork PLC	482,776	2,028,623
Spirax Group PLC	41,310	4,029,318
Vesuvius PLC	122,667	735,779
Weir Group PLC/The	142,237	5,136,791
		18,303,648
Marine Transportation - 0.0%
Clarkson PLC	19,949	1,312,761
Passenger Airlines - 0.0%
easyJet PLC	195,730	936,450
International Consolidated Airlines Group SA (Spain)	629,809	3,188,063
JET2 PLC	55,316	829,489
		4,954,002
Professional Services - 0.2%
Hays PLC	942,080	428,166
Intertek Group PLC	83,075	5,354,909
Pagegroup PLC	199,532	363,013
RELX PLC	990,833	36,132,069
		42,278,157
Trading Companies & Distributors - 0.1%
Bunzl PLC	175,639	5,790,123
Diploma PLC	74,461	7,031,804
Grafton Group PLC unit	98,070	1,168,477
Howden Joinery Group PLC	297,803	3,148,679
RS GROUP PLC	280,467	2,297,506
Travis Perkins PLC	116,068	824,444
		20,261,033
TOTAL INDUSTRIALS		261,358,883
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	206,319	12,372,590
Oxford Instruments PLC	29,894	1,173,974
Renishaw PLC	20,169	1,299,245
		14,845,809
IT Services - 0.0%
Computacenter PLC	37,767	1,928,208
Kainos Group PLC	62,231	704,121
NCC Group PLC	203,197	334,012
Softcat PLC	71,316	1,328,522
		4,294,863
Software - 0.0%
Bytes Technology Group PLC	155,546	637,518
GB Group PLC	164,991	477,086
Sage Group PLC/The	528,369	6,301,670
		7,416,274
TOTAL INFORMATION TECHNOLOGY		26,556,946
Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	74,541	2,889,788
Elementis PLC	336,170	677,016
Johnson Matthey PLC	90,211	2,550,841
Victrex PLC	48,437	397,441
		6,515,086
Construction Materials - 0.0%
Breedon Group PLC	202,272	843,340
Ibstock PLC (b)(c)(e)	246,205	343,399
Marshalls PLC	132,221	235,695
SigmaRoc PLC (d)	537,151	901,235
		2,323,669
Metals & Mining - 0.0%
Hill & Smith PLC	43,227	1,511,703
TOTAL MATERIALS		10,350,458
Real Estate - 0.1%
Diversified REITs - 0.0%
British Land Co PLC/The	526,489	2,771,829
Land Securities Group PLC	384,016	3,089,904
Shaftesbury Capital PLC	792,547	1,439,741
		7,301,474
Health Care REITs - 0.0%
Primary Health Properties PLC	1,315,808	1,672,314
Target Healthcare REIT PLC	385,121	547,111
		2,219,425
Industrial REITs - 0.1%
LondonMetric Property PLC	1,200,746	3,094,635
Segro PLC	701,253	6,631,900
Tritax Big Box REIT PLC	1,204,073	2,474,048
		12,200,583
Office REITs - 0.0%
Derwent London PLC	56,654	1,320,585
Great Portland Estates PLC	202,266	851,022
Workspace Group PLC	83,703	384,294
		2,555,901
Real Estate Management & Development - 0.0%
Savills PLC	80,791	909,174
Residential REITs - 0.0%
Grainger PLC	378,051	824,636
Home Reit PLC (d)	386,246	52,033
UNITE Group PLC/The	241,729	1,525,590
		2,402,259
Retail REITs - 0.0%
Hammerson PLC	324,989	1,455,817
Supermarket Income Reit PLC	755,430	860,395
		2,316,212
Specialized REITs - 0.0%
Big Yellow Group PLC (The)	96,281	1,181,750
Safestore Holdings PLC	128,727	1,170,979
		2,352,729
TOTAL REAL ESTATE		32,257,757
Utilities - 0.4%
Electric Utilities - 0.1%
SSE PLC	655,316	23,463,186
Independent Power and Renewable Electricity Producers - 0.0%
Drax Group PLC	187,389	2,253,088
Multi-Utilities - 0.2%
Centrica PLC	2,509,540	7,335,112
National Grid PLC	2,663,876	47,684,934
Telecom Plus PLC	41,676	663,514
		55,683,560
Water Utilities - 0.1%
Pennon Group PLC	271,851	2,032,717
Severn Trent PLC	144,974	6,448,866
United Utilities Group PLC	365,057	7,237,667
		15,719,250
TOTAL UTILITIES		97,119,084
TOTAL UNITED KINGDOM		1,531,395,209
UNITED STATES - 4.6%
Communication Services - 0.2%
Entertainment - 0.2%
Spotify Technology SA (d)	85,181	38,037,576
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Stellantis NV (Italy) (d)	1,089,758	7,941,277
Hotels, Restaurants & Leisure - 0.1%
Carnival PLC	75,144	1,993,377
InterContinental Hotels Group PLC	78,072	11,172,103
		13,165,480
Leisure Products - 0.0%
BRP Inc Subordinate Voting Shares	21,537	1,205,159
TOTAL CONSUMER DISCRETIONARY		22,311,916
Consumer Staples - 0.6%
Food Products - 0.6%
JBS NV Class A	223,310	3,586,359
Nestle SA	1,397,532	141,485,642
TOTAL CONSUMER STAPLES		145,072,001
Energy - 0.9%
Energy Equipment & Services - 0.0%
Tenaris SA	202,261	6,456,447
Oil, Gas & Consumable Fuels - 0.9%
BP PLC	8,550,359	67,683,230
Energy Fuels Inc/Canada (d)(e)	130,829	2,827,798
Shell PLC	3,092,724	140,616,284
		211,127,312
TOTAL ENERGY		217,583,759
Financials - 0.1%
Insurance - 0.1%
Aegon Ltd	691,985	5,734,205
Swiss Re AG	161,654	26,057,876
TOTAL FINANCIALS		31,792,081
Health Care - 1.8%
Biotechnology - 0.0%
BeOne Medicines Ltd H Shares (d)	465,581	10,568,302
Legend Biotech Corp ADR (d)	44,488	1,046,358
		11,614,660
Health Care Equipment & Supplies - 0.1%
Alcon AG	271,726	20,246,865
Inmode Ltd (d)(e)	32,633	472,199
		20,719,064
Life Sciences Tools & Services - 0.0%
QIAGEN NV (Germany)	114,483	3,901,229
Pharmaceuticals - 1.7%
Haleon PLC	4,841,123	22,355,683
Novartis AG	1,028,992	152,074,388
Roche Holding AG	382,317	155,794,117
Roche Holding AG bearer shares	16,489	6,892,311
Sanofi SA	595,823	55,755,017
		392,871,516
TOTAL HEALTH CARE		429,106,469
Industrials - 0.7%
Aerospace & Defense - 0.0%
Cirrus Aircraft Ltd (d)	40,100	196,161
Building Products - 0.0%
Reliance Worldwide Corp Ltd	421,382	999,300
Commercial Services & Supplies - 0.0%
GFL Environmental Inc Subordinate Voting Shares	132,661	5,322,652
Construction & Engineering - 0.1%
Ferrovial SE	276,084	18,936,079
Electrical Equipment - 0.4%
Schneider Electric SE	297,739	94,743,177
Signify NV (b)(c)(e)	68,945	1,563,322
		96,306,499
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	1,319	3,094,926
AP Moller - Maersk A/S Series B	2,414	5,719,229
		8,814,155
Professional Services - 0.1%
Experian PLC	500,850	18,325,627
Trading Companies & Distributors - 0.1%
Sunbelt Rentals Holdings Inc (United Kingdom)	230,688	17,340,316
TOTAL INDUSTRIALS		166,240,789
Information Technology - 0.0%
Software - 0.0%
Bitdeer Technologies Group Class A (d)(e)	55,777	629,722
Keel Infrastructure Corp (Canada) (e)	306,883	928,545
Monday.com Ltd (d)	23,576	1,552,951
Sinch AB (b)(c)(d)(e)	376,478	1,173,952
Vobile Group Ltd (c)(d)(e)	1,055,000	424,769
TOTAL INFORMATION TECHNOLOGY		4,709,939
Materials - 0.2%
Construction Materials - 0.2%
Buzzi SpA	43,808	2,391,838
GCC SAB de CV	95,922	1,133,372
Holcim AG	277,242	25,763,109
RHI Magnesita NV	11,484	413,329
Titan SA (Greece)	21,630	1,161,158
		30,862,806
Metals & Mining - 0.0%
Acerinox SA	106,899	1,747,686
Aura Minerals Inc	17,989	1,524,928
Coeur Mining Inc (Canada) (d)	2,097	37,668
Sims Ltd	88,128	1,331,886
		4,642,168
TOTAL MATERIALS		35,504,974
TOTAL UNITED STATES		1,090,359,504
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (d)	387,881	9,497,495
TOTAL COMMON STOCKS (Cost $15,938,347,093)		22,874,641,730

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA non-voting shares	245,886	4,220,993
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Bayerische Motoren Werke AG non-voting shares	35,651	3,249,015
Dr Ing hc F Porsche AG (c)(e)	63,309	3,074,346
Porsche Automobil Holding SE	85,946	3,127,244
Volkswagen AG non-voting shares	99,434	10,083,433
TOTAL CONSUMER DISCRETIONARY		19,534,038
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA non-voting shares	85,082	6,201,088
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Draegerwerk AG & Co KGaA	5,391	568,811
Life Sciences Tools & Services - 0.0%
Sartorius AG	14,272	3,638,172
TOTAL HEALTH CARE		4,206,983
Industrials - 0.0%
Machinery - 0.0%
Jungheinrich AG	28,326	852,397
Materials - 0.0%
Chemicals - 0.0%
FUCHS SE	37,518	1,769,246
TOTAL GERMANY		32,563,752
INDIA - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
TVS Motor Co Ltd 6%	450,968	48,901
ITALY - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Danieli & C Officine Meccaniche SpA	26,877	1,509,074
KOREA (SOUTH) - 0.3%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co non-voting shares	10,199	1,735,202
Hyundai Motor Co Series 2	23,923	4,058,896
TOTAL CONSUMER DISCRETIONARY		5,794,098
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co Ltd non-voting shares	435,951	47,355,945
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd non-voting shares	14,510	1,852,847
TOTAL KOREA (SOUTH)		55,002,890
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (d)(g)	1,961,555	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $68,733,357)		93,345,610

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (i) (Cost $12,366,851)	3.64	12,383,000	12,366,980

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.69	438,148,593	438,236,223
Fidelity Securities Lending Cash Central Fund (j)(k)	3.69	207,781,450	207,802,227
TOTAL MONEY MARKET FUNDS (Cost $646,038,450)			646,038,450

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $16,665,485,751)	23,626,392,770
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(62,628,755)
NET ASSETS - 100.0%	23,563,764,015

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	2,297	6/2026	349,844,585	12,526,571
ICE MSCI Emerging Markets Index Contracts (United States)	2,376	6/2026	194,142,960	14,563,516
TMX S&P/TSX 60 Index Contracts (Canada)	170	6/2026	49,665,256	1,710,995

TOTAL FUTURES CONTRACTS				28,801,082
The notional amount of long futures as a percentage of Net Assets is 2.5%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $478,891,997 or 2.0% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $510,704,320 or 2.2% of net assets.

(d)	Non-income producing.
(e)	Security or a portion of the security is on loan at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Level 3 security.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,366,980.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	292,258,028	2,429,530,326	2,283,545,199	8,221,168	(6,932)	-	438,236,223	438,148,593	0.7%
Fidelity Securities Lending Cash Central Fund	156,168,767	336,011,261	284,375,432	1,556,649	(2,369)	-	207,802,227	207,781,450	0.6%
Total	448,426,795	2,765,541,587	2,567,920,631	9,777,817	(9,301)	-	646,038,450

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,048,803,835	252,328,456	796,475,379	-
Consumer Discretionary	1,913,106,231	501,143,450	1,410,871,740	1,091,041
Consumer Staples	1,215,781,030	414,622,374	801,158,656	-
Energy	1,178,961,709	654,917,474	524,044,235	-
Financials	5,161,928,119	2,115,883,949	3,045,589,326	454,844
Health Care	1,581,595,618	558,494,141	1,022,932,502	168,975
Industrials	3,618,422,981	1,109,944,503	2,508,478,477	1
Information Technology	4,017,229,338	409,942,126	3,607,287,212	-
Materials	1,810,700,301	723,646,386	1,085,041,528	2,012,387
Real Estate	565,574,803	213,824,229	351,487,321	263,253
Utilities	762,537,765	330,513,659	430,141,075	1,883,031

Non-Convertible Preferred Stocks
Consumer Discretionary	25,377,037	3,249,015	22,128,022	-
Consumer Staples	6,201,088	6,201,088	-	-
Energy	-	-	-	-
Financials	4,220,993	4,220,993	-	-
Health Care	4,206,983	4,206,983	-	-
Industrials	2,361,471	2,361,471	-	-
Information Technology	47,355,945	-	47,355,945	-
Materials	3,622,093	1,769,246	1,852,847	-

U.S. Treasury Obligations	12,366,980	-	12,366,980	-

Money Market Funds	646,038,450	646,038,450	-	-
Total Investments in Securities:	23,626,392,770	7,953,307,993	15,667,211,245	5,873,532
Derivative Instruments:

Assets
Futures Contracts	28,801,082	28,801,082	-	-
Total Assets	28,801,082	28,801,082	-	-
Total Derivative Instruments:	28,801,082	28,801,082	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	28,801,082	-
Total Equity Risk	28,801,082	-
Total Value of Derivatives	28,801,082	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $271,468,887) - See accompanying schedule:
Unaffiliated issuers (cost $16,019,447,301)	$22,980,354,320
Fidelity Central Funds (cost $646,038,450)	646,038,450

Total Investment in Securities (cost $16,665,485,751)		$23,626,392,770
Segregated cash with brokers for derivative instruments		11,431,082
Cash		1,012
Foreign currency held at value (cost $41,638,335)		41,718,052
Receivable for investments sold		1,195,672
Receivable for fund shares sold		32,834,031
Dividends receivable		63,754,789
Reclaims receivable		40,766,673
Distributions receivable from Fidelity Central Funds		1,735,274
Receivable for variation margin on futures contracts		12,436,399
Other receivables		897,905
Total assets		23,833,163,659
Liabilities
Payable for investments purchased
Regular delivery	$2,562,417
Delayed delivery	1,117,775
Payable for fund shares redeemed	18,757,183
Accrued management fee	1,148,361
Deferred taxes	37,979,742
Other payables and accrued expenses	28,287
Collateral on securities loaned	207,805,879
Total liabilities		269,399,644
Net Assets		$23,563,764,015
Net Assets consist of:
Paid in capital		$17,073,783,626
Total accumulated earnings (loss)		6,489,980,389
Net Assets		$23,563,764,015
Net Asset Value, offering price and redemption price per share ($23,563,764,015 ÷ 1,237,648,110 shares)		$19.04
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$277,981,745
Interest		311,458
Income from Fidelity Central Funds (including $1,556,649 from security lending)		9,777,817
Security lending		174,905
Income before foreign taxes withheld		$288,245,925
Less foreign taxes withheld		(22,200,647)
Total income		266,045,278
Expenses
Management fee	$6,361,251
Independent trustees' fees and expenses	23,481
Total expenses before reductions	6,384,732
Expense reductions	(221,025)
Total expenses after reductions		6,163,707
Net Investment income (loss)		259,881,571
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(18,568,980)
Fidelity Central Funds	(9,301)
Foreign currency transactions	(608,946)
Futures contracts	21,410,157
Total net realized gain (loss)		2,222,930
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $9,512,762)	2,312,587,784
Assets and liabilities in foreign currencies	2,796,632
Futures contracts	22,861,329
Total change in net unrealized appreciation (depreciation)		2,338,245,745
Net gain (loss)		2,340,468,675
Net increase (decrease) in net assets resulting from operations		$2,600,350,246
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$259,881,571	$440,458,899
Net realized gain (loss)	2,222,930	(41,057,053)
Change in net unrealized appreciation (depreciation)	2,338,245,745	3,215,248,565
Net increase (decrease) in net assets resulting from operations	2,600,350,246	3,614,650,411
Distributions to shareholders	(537,508,536)	(366,077,708)

Share transactions
Proceeds from sales of shares	5,342,497,461	6,508,879,594
Reinvestment of distributions	499,799,548	342,962,007
Cost of shares redeemed	(3,245,532,550)	(4,629,266,264)

Net increase (decrease) in net assets resulting from share transactions	2,596,764,459	2,222,575,337
Total increase (decrease) in net assets	4,659,606,169	5,471,148,040

Net Assets
Beginning of period	18,904,157,846	13,433,009,806
End of period	$23,563,764,015	$18,904,157,846

Other Information
Shares
Sold	296,343,451	431,636,819
Issued in reinvestment of distributions	29,365,426	24,816,354
Redeemed	(180,493,096)	(309,073,500)
Net increase (decrease)	145,215,781	147,379,673

Financial Highlights
Fidelity® Total International Index Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.30	$14.21	$11.85	$10.82	$14.81	$11.54
Income from Investment Operations
Net investment income (loss) A,B	.22	.43	.40	.38	.38	.35
Net realized and unrealized gain (loss)	2.00	3.05	2.33	.94	(4.00)	3.14
Total from investment operations	2.22	3.48	2.73	1.32	(3.62)	3.49
Distributions from net investment income	(.48)	(.39)	(.37)	(.29)	(.37)	(.22)
Total distributions	(.48)	(.39)	(.37)	(.29)	(.37)	(.22)
Net asset value, end of period	$19.04	$17.30	$14.21	$11.85	$10.82	$14.81
Total Return C,D	13.17%	25.15%	23.34%	12.29%	(25.01)%	30.47%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.06% G	.06%	.06%	.06%	.06%	.06%
Expenses net of fee waivers, if any	.06 % G	.06%	.06%	.06%	.06%	.06%
Expenses net of all reductions, if any	.06% G	.06%	.06%	.06%	.06%	.06%
Net investment income (loss)	2.45% G	2.85%	2.90%	3.02%	3.04%	2.47%
Supplemental Data
Net assets, end of period (000 omitted)	$23,563,764	$18,904,158	$13,433,010	$9,844,410	$8,018,849	$8,557,656
Portfolio turnover rate H	3 % G	4%	5% I	4% I	3% I	5%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Total International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. The Fund did not recognize dividend income during the period on certain Russian securities due to restrictions imposed by the Russian government on these dividend payments. There is uncertainty regarding the timeline for these restrictions to be lifted and the collectability of these and future dividend payments on Russian securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,233,126,417
Gross unrealized depreciation	(1,538,890,335)
Net unrealized appreciation (depreciation)	$6,694,236,082
Tax cost	$16,960,957,770

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(44,638,678)
Long-term	(323,615,746)
Total capital loss carryforward	$(368,254,424)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total International Index Fund	2,504,799,632	343,923,044
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .06% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Total International Index Fund	183,550	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Total International Index Fund	80,699,900
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $221,025.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9879614.109
TI1-I-SANN-0626
Fidelity® Series Global ex U.S. Index Fund

Semi-Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The MSCI indexes are the exclusive property of MSCI Inc. ("MSCI"). MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Fidelity. The financial products referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such financial products or any index on which such financial products are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any relevant financial products. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Global ex U.S. Index Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.1%
	Shares	Value ($)
AUSTRALIA - 4.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telstra Group Ltd	7,481,095	28,731,322
Interactive Media & Services - 0.0%
CAR Group Ltd	711,985	13,133,866
REA Group Ltd (c)	99,833	12,359,819
		25,493,685
TOTAL COMMUNICATION SERVICES		54,225,007
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Wesfarmers Ltd	2,155,869	114,524,861
Hotels, Restaurants & Leisure - 0.0%
Aristocrat Leisure Ltd	1,051,392	36,173,658
Lottery Corp/The	4,235,086	16,953,509
		53,127,167
TOTAL CONSUMER DISCRETIONARY		167,652,028
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Coles Group Ltd	2,549,014	40,626,173
Woolworths Group Ltd	2,319,936	57,605,143
TOTAL CONSUMER STAPLES		98,231,316
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Santos Ltd	6,170,865	35,552,789
Woodside Energy Group Ltd	3,609,806	86,301,974
TOTAL ENERGY		121,854,763
Financials - 1.7%
Banks - 1.3%
ANZ Group Holdings Ltd	5,723,016	152,012,015
Commonwealth Bank of Australia	3,177,293	400,201,267
National Australia Bank Ltd	5,824,732	168,496,239
Westpac Banking Corp	6,493,200	181,658,064
		902,367,585
Capital Markets - 0.2%
ASX Ltd	369,311	16,181,641
Macquarie Group Ltd	687,324	118,076,914
		134,258,555
Financial Services - 0.0%
Washington H Soul Pattinson & Co Ltd	651,729	19,873,797
Insurance - 0.2%
Insurance Australia Group Ltd	4,495,288	24,445,832
Medibank Pvt Ltd	5,241,689	17,823,487
QBE Insurance Group Ltd	2,858,637	46,303,846
Suncorp Group Ltd	2,058,772	25,620,148
		114,193,313
TOTAL FINANCIALS		1,170,693,250
Health Care - 0.2%
Biotechnology - 0.2%
CSL Ltd	921,051	83,134,603
Health Care Equipment & Supplies - 0.0%
Cochlear Ltd	124,657	8,481,819
Health Care Providers & Services - 0.0%
Sigma Healthcare Ltd	9,886,329	19,987,131
Sonic Healthcare Ltd	896,256	12,824,199
		32,811,330
Health Care Technology - 0.0%
Pro Medicus Ltd	109,414	10,738,729
TOTAL HEALTH CARE		135,166,481
Industrials - 0.2%
Commercial Services & Supplies - 0.1%
Brambles Ltd	2,579,257	42,219,725
Passenger Airlines - 0.0%
Qantas Airways Ltd	1,428,715	8,735,726
Professional Services - 0.0%
Computershare Ltd	989,304	21,734,206
Trading Companies & Distributors - 0.0%
SGH Ltd	380,910	10,788,432
Transportation Infrastructure - 0.1%
Transurban Group unit	5,912,644	59,923,236
TOTAL INDUSTRIALS		143,401,325
Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd (c)	384,370	12,105,933
Materials - 1.5%
Metals & Mining - 1.5%
Anglogold Ashanti Plc (South Africa)	956,121	89,050,266
BHP Group Ltd	9,642,098	381,627,885
Evolution Mining Ltd	3,859,530	34,122,673
Fortescue Ltd	3,214,074	46,324,675
Glencore PLC	18,940,026	147,198,816
Lynas Rare Earths Ltd (b)	1,721,085	24,415,608
Northern Star Resources Ltd	2,581,712	39,573,094
Rio Tinto Ltd	704,728	86,321,856
Rio Tinto PLC	2,142,834	215,861,767
South32 Ltd	8,525,646	25,266,165
TOTAL MATERIALS		1,089,762,805
Real Estate - 0.2%
Diversified REITs - 0.0%
Stockland unit	4,614,283	13,532,295
Industrial REITs - 0.1%
Goodman Group unit	3,883,148	84,131,286
Retail REITs - 0.1%
Scentre Group unit	9,906,339	26,620,222
Vicinity Ltd unit (c)	7,427,778	13,507,218
		40,127,440
TOTAL REAL ESTATE		137,791,021
Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	3,273,655	28,625,187
Gas Utilities - 0.0%
Apa Group unit	2,490,625	18,605,505
TOTAL UTILITIES		47,230,692
TOTAL AUSTRALIA		3,178,114,621
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG (c)	278,786	19,680,911
Financials - 0.2%
Banks - 0.2%
BAWAG Group AG (d)(e)	146,140	24,990,058
Erste Group Bank AG	584,216	64,553,593
Raiffeisen Bank International AG	249,944	13,611,290
TOTAL FINANCIALS		103,154,941
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A (c)	129,220	9,728,928
TOTAL AUSTRIA		132,564,780
BELGIUM - 0.5%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	40,961	8,441,773
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	1,874,119	141,611,505
Food Products - 0.0%
Lotus Bakeries NV (c)	770	9,272,070
TOTAL CONSUMER STAPLES		150,883,575
Financials - 0.1%
Banks - 0.1%
KBC Group NV	435,777	57,921,676
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	151,875	14,170,724
Sofina SA	31,471	8,052,034
		22,222,758
Insurance - 0.0%
Ageas SA/NV	283,074	22,159,728
TOTAL FINANCIALS		102,304,162
Health Care - 0.1%
Pharmaceuticals - 0.1%
Financiere de Tubize SA	38,301	8,797,100
UCB SA (b)	240,090	65,147,913
TOTAL HEALTH CARE		73,945,013
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	138,272	9,144,643
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	82,913	13,759,753
TOTAL BELGIUM		358,478,919
BRAZIL - 1.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	1,513,540	11,996,940
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	1,605,200	8,347,247
TOTAL COMMUNICATION SERVICES		20,344,187
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Ultrapar Participacoes SA	1,387,100	8,386,804
Vibra Energia SA	2,033,472	13,674,748
TOTAL CONSUMER DISCRETIONARY		22,061,552
Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	8,949,830	26,225,219
Ambev SA ADR	432	1,261
		26,226,480
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	2,465,128	10,922,272
Food Products - 0.0%
MBRF Global Foods Co SA	1,229,699	4,328,457
TOTAL CONSUMER STAPLES		41,477,209
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleo Brasileiro SA - Petrobras	6,999,511	77,362,421
Petroleo Brasileiro SA - Petrobras (PN)	8,597,940	85,218,890
Petroleo Brasileiro SA - Petrobras ADR (PN)	129,009	2,564,699
PRIO SA/Brazil (b)	1,577,200	21,152,278
TOTAL ENERGY		186,298,288
Financials - 0.5%
Banks - 0.4%
Banco Bradesco SA	2,940,938	9,930,224
Banco Bradesco SA (PN)	10,111,934	39,452,838
Banco Bradesco SA ADR	166	644
Banco do Brasil SA	3,257,500	14,610,662
Itau Unibanco Holding SA	10,259,843	89,487,180
Itau Unibanco Holding SA ADR	64	557
Itausa SA	11,175,701	31,416,002
NU Holdings Ltd/Cayman Islands Class A (b)	6,439,543	93,244,583
		278,142,690
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	10,004,475	36,427,296
Banco BTG Pactual SA unit	2,270,900	27,213,378
XP Inc Class A	762,998	14,619,042
		78,259,716
Financial Services - 0.0%
StoneCo Ltd Class A	426,130	4,678,907
Insurance - 0.0%
BB Seguridade Participacoes SA	1,326,200	9,073,803
Caixa Seguridade Participacoes S/A	1,141,500	4,170,147
Porto Seguro SA	370,100	3,721,329
		16,965,279
TOTAL FINANCIALS		378,046,592
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Rede D'Or Sao Luiz SA (d)(e)	1,522,911	11,800,576
Industrials - 0.1%
Aerospace & Defense - 0.0%
Embraer SA	1,337,100	20,802,574
Electrical Equipment - 0.1%
WEG SA	3,186,532	28,867,851
Ground Transportation - 0.0%
Localiza Rent a Car SA	1,753,538	16,257,710
Rumo SA	2,480,700	7,880,248
		24,137,958
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	1,924,400	6,218,022
TOTAL INDUSTRIALS		80,026,405
Information Technology - 0.0%
Software - 0.0%
TOTVS SA	1,033,900	6,652,136
Materials - 0.4%
Chemicals - 0.0%
Yara International ASA	314,839	18,316,645
Containers & Packaging - 0.0%
Klabin SA	2	1
Klabin SA unit	1,524,775	5,382,501
		5,382,502
Metals & Mining - 0.4%
Gerdau SA	2,441,738	11,149,016
Vale SA	6,892,247	112,991,763
Vale SA ADR	11	180
Wheaton Precious Metals Corp (c)	862,237	108,913,479
		233,054,438
Paper & Forest Products - 0.0%
Suzano SA	1,324,195	11,723,557
TOTAL MATERIALS		268,477,142
Utilities - 0.2%
Electric Utilities - 0.2%
Axia Energia SA	2,311,930	28,970,326
Axia Energia SA Series B	455,742	6,318,246
Axia Energia SA Series C	686,057	8,305,892
Cia Energetica de Minas Gerais	3,272,180	8,286,509
Cia Paranaense de Energia - Copel	3,710,100	11,912,959
CPFL Energia SA	437,900	4,327,002
Energisa S/A unit	594,590	6,342,389
Equatorial SA	2,277,285	19,462,559
		93,925,882
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (b)	1,841,300	10,069,551
Engie Brasil Energia SA	539,150	3,844,539
		13,914,090
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4,671,295	31,272,149
TOTAL UTILITIES		139,112,121
TOTAL BRAZIL		1,154,296,208
CANADA - 8.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
BCE Inc (c)	142,914	3,396,226
TELUS Corp	975,031	12,209,870
		15,606,096
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc Class B	694,736	25,291,490
TOTAL COMMUNICATION SERVICES		40,897,586
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Magna International Inc	508,785	32,380,803
Broadline Retail - 0.2%
Canadian Tire Corp Ltd Class A (c)	92,963	12,928,656
Dollarama Inc	520,270	66,491,606
		79,420,262
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc (c)	574,394	46,349,856
Restaurant Brands International Inc (United States)	51,436	4,149,856
		50,499,712
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc (c)	335,125	20,798,054
TOTAL CONSUMER DISCRETIONARY		183,098,831
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc (c)	1,398,176	82,716,108
Empire Co Ltd Class A	239,489	8,198,357
George Weston Ltd	324,742	23,436,123
Loblaw Cos Ltd	1,115,979	51,446,685
Metro Inc/CN (c)	385,561	25,846,935
		191,644,208
Food Products - 0.0%
Saputo Inc (c)	465,652	14,099,655
TOTAL CONSUMER STAPLES		205,743,863
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
ARC Resources Ltd	1,086,302	25,767,034
Cameco Corp (c)	826,916	101,651,587
Canadian Natural Resources Ltd	3,956,118	188,842,855
Cenovus Energy Inc (c)	2,682,911	78,491,466
Enbridge Inc	4,139,968	229,620,636
Imperial Oil Ltd (c)	321,334	43,044,823
Keyera Corp (c)	436,910	16,880,065
Pembina Pipeline Corp	1,102,810	51,334,837
Suncor Energy Inc	2,280,626	156,278,329
TC Energy Corp	1,975,690	132,473,843
Tourmaline Oil Corp	699,406	33,880,012
Whitecap Resources Inc (c)	2,310,551	27,267,002
TOTAL ENERGY		1,085,532,489
Financials - 3.2%
Banks - 2.2%
Bank of Montreal (c)	1,343,443	204,570,067
Bank of Nova Scotia/The	2,346,588	182,565,186
Canadian Imperial Bank of Commerce	1,763,441	196,771,636
National Bank of Canada	740,729	111,811,443
Royal Bank of Canada	2,652,605	477,092,007
Toronto Dominion Bank	3,207,253	345,505,453
		1,518,315,792
Capital Markets - 0.3%
Brookfield Asset Management Ltd Class A	777,076	37,333,515
Brookfield Corp Class A	3,914,201	176,785,240
IGM Financial Inc (c)	156,874	8,745,955
TMX Group Ltd	529,110	21,579,633
		244,444,343
Insurance - 0.7%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	39,074	67,618,861
Great-West Lifeco Inc	515,923	27,567,042
iA Financial Corp Inc	174,448	22,451,503
Intact Financial Corp	338,703	65,264,566
Manulife Financial Corp	3,183,982	125,193,417
Power Corp of Canada Subordinate Voting Shares	1,048,951	58,519,164
Sun Life Financial Inc	1,051,692	75,775,092
		442,389,645
TOTAL FINANCIALS		2,205,149,780
Industrials - 0.7%
Aerospace & Defense - 0.1%
Bombardier Inc Class B (b)	167,426	35,576,870
CAE Inc (b)	582,376	15,220,192
		50,797,062
Commercial Services & Supplies - 0.1%
Element Fleet Management Corp	760,684	18,160,991
RB Global Inc	352,939	36,874,961
		55,035,952
Construction & Engineering - 0.1%
AtkinsRealis Group Inc	312,686	21,576,220
Stantec Inc	216,970	19,816,173
WSP Global Inc	256,120	42,612,817
		84,005,210
Ground Transportation - 0.4%
Canadian National Railway Co (c)	993,590	111,600,122
Canadian Pacific Kansas City Ltd (c)	1,704,027	148,204,623
TFI International Inc (c)	148,763	21,285,808
		281,090,553
Professional Services - 0.0%
Thomson Reuters Corp (c)	298,551	28,559,441
Trading Companies & Distributors - 0.0%
Toromont Industries Ltd	154,835	24,076,452
TOTAL INDUSTRIALS		523,564,670
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (b)	218,518	89,714,078
IT Services - 0.5%
CGI Inc Class A	366,454	23,986,031
Shopify Inc Class A (b)	2,321,734	281,818,016
		305,804,047
Software - 0.1%
Constellation Software Inc/Canada	38,246	69,655,389
Constellation Software Inc/Canada warrants 3/31/2040 (b)(f)	30,824	2
Descartes Systems Group Inc/The (b)	161,114	11,624,974
Open Text Corp (c)	478,283	10,841,339
		92,121,704
TOTAL INFORMATION TECHNOLOGY		487,639,829
Materials - 1.0%
Chemicals - 0.1%
Nutrien Ltd (c)	918,374	69,806,836
Containers & Packaging - 0.0%
CCL Industries Inc Class B (c)	277,131	17,500,863
Metals & Mining - 0.9%
Agnico Eagle Mines Ltd/CA (c)	953,274	179,257,760
Alamos Gold Inc Class A (c)	797,714	31,829,866
Barrick Mining Corp	3,204,816	125,918,232
Franco-Nevada Corp (c)	366,068	84,454,220
Kinross Gold Corp	2,292,760	69,457,116
Lundin Gold Inc (c)	206,531	13,880,233
Pan American Silver Corp	802,197	41,977,519
Teck Resources Ltd Class B	867,118	50,622,047
		597,396,993
TOTAL MATERIALS		684,704,692
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
FirstService Corp Subordinate Voting Shares (c)	77,525	10,387,841
Utilities - 0.2%
Electric Utilities - 0.2%
Emera Inc (c)	574,323	30,640,989
Fortis Inc/Canada	960,673	54,938,034
Hydro One Ltd (d)(e)	627,790	26,972,301
		112,551,324
Gas Utilities - 0.0%
AltaGas Ltd (c)	590,336	22,125,377
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (c)	265,252	9,627,065
Multi-Utilities - 0.0%
Canadian Utilities Ltd Class A	253,621	9,053,692
TOTAL UTILITIES		153,357,458
TOTAL CANADA		5,580,077,039
CHILE - 0.3%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	1,207,276	7,312,271
Specialty Retail - 0.0%
Empresas Copec SA	738,166	5,170,714
TOTAL CONSUMER DISCRETIONARY		12,482,985
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	2,378,347	6,013,202
Financials - 0.1%
Banks - 0.1%
Banco de Chile	86,943,494	16,298,584
Banco de Credito e Inversiones SA	165,376	11,174,427
Banco Santander Chile	126,405,760	10,107,571
TOTAL FINANCIALS		37,580,582
Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	594,772,155	14,145,346
Materials - 0.2%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B (b)	271,816	24,998,759
Metals & Mining - 0.2%
Antofagasta PLC	749,474	36,199,461
Lundin Mining Corp	1,298,637	33,327,556
		69,527,017
Paper & Forest Products - 0.0%
Empresas Cmpc SA	2,018,497	2,503,689
TOTAL MATERIALS		97,029,465
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Plaza SA	1,446,450	7,185,391
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Chile SA	53,772,011	4,828,551
TOTAL CHILE		179,265,522
CHINA - 7.5%
Communication Services - 1.4%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (d)(e)	8,573,100	12,149,068
Entertainment - 0.1%
37 Interactive Entertainment Network Technology Group Co Ltd A Shares (China)	234,000	739,924
Beijing Enlight Media Co Ltd A Shares (China)	316,700	688,787
China Ruyi Holdings Ltd (b)(c)	22,724,000	4,250,384
Giant Network Group Co Ltd A Shares (China)	209,100	1,008,060
Kingnet Network Co Ltd A Shares (China)	231,900	614,170
Kingsoft Corp Ltd	2,025,000	5,981,948
Mango Excellent Media Co Ltd A Shares (China)	198,494	567,069
NetEase Cloud Music Inc (b)(d)(e)	156,250	2,307,471
Netease Inc	3,309,935	77,482,881
Tencent Music Entertainment Group Class A ADR	1,069,508	9,807,388
Zhejiang Century Huatong Group Co Ltd A Shares (China) (b)	794,900	1,869,940
		105,318,022
Interactive Media & Services - 1.3%
Baidu Inc A Shares (b)	4,229,898	66,794,387
Bilibili Inc Z Shares (b)	472,844	10,390,362
Kuaishou Technology B Shares (d)(e)	4,877,000	27,149,435
Kunlun Tech Co Ltd A Shares (China) (b)	133,900	965,384
Meitu Inc (d)(e)	7,090,500	3,817,783
Tencent Holdings Ltd	12,126,600	736,475,894
		845,593,245
Media - 0.0%
Bluefocus Intelligent Communications Group Co Ltd A Shares (China) (b)	386,800	975,860
China Literature Ltd (b)(d)(e)	732,600	2,317,071
Focus Media Information Technology Co Ltd A Shares (China)	1,577,640	1,456,246
Leo Group Co Ltd A Shares (China) (b)	731,300	696,063
		5,445,240
Wireless Telecommunication Services - 0.0%
China United Network Communications Ltd A Shares (China)	3,413,600	2,265,434
TOTAL COMMUNICATION SERVICES		970,771,009
Consumer Discretionary - 2.1%
Automobile Components - 0.0%
Changzhou Xingyu Automotive Lighting Systems Co Ltd A Shares (China)	27,800	507,855
Fuyao Glass Industry Group Co Ltd A Shares (China)	232,000	2,009,348
Fuyao Glass Industry Group Co Ltd H Shares (d)(e)	1,198,000	9,126,798
Hesai Group B Shares (c)	223,940	5,042,871
Huayu Automotive Systems Co Ltd A Shares (China)	314,300	860,328
Huizhou Desay Sv Automotive Co Ltd A Shares (China)	65,000	987,958
Ningbo Tuopu Group Co Ltd A Shares (China)	187,725	1,675,406
Sailun Group Co Ltd A Shares (China)	337,300	689,892
Wanxiang Qianchao Co Ltd A Shares (China) (b)	358,500	851,640
Zhejiang Wanfeng Auto Wheel Co Ltd A Shares (China)	238,900	479,267
		22,231,363
Automobiles - 0.3%
Anhui Jianghuai Automobile Group Corp Ltd A Shares (China) (b)	237,000	1,649,018
BAIC BluePark New Energy Technology Co Ltd A Shares (China) (b)	658,200	688,549
BYD Co Ltd A Shares (China)	593,160	9,005,664
BYD Co Ltd H Shares	7,026,000	93,461,032
Chongqing Afari Technology Co Ltd A Shares (China) (b)	493,000	812,530
Chongqing Changan Automobile Co Ltd A Shares (China)	860,764	1,203,313
Geely Automobile Holdings Ltd	12,427,000	36,960,001
Great Wall Motor Co Ltd A Shares (China)	157,100	458,843
Great Wall Motor Co Ltd H Shares	4,190,000	6,337,519
Guangzhou Automobile Group Co Ltd A Shares (China)	390,800	404,302
Guangzhou Automobile Group Co Ltd H Shares (c)	639,526	231,497
Li Auto Inc A Shares (b)(c)	2,381,418	20,957,027
NIO Inc A Shares (b)	3,523,269	22,733,996
SAIC Motor Corp Ltd A Shares (China)	828,300	1,678,649
Seres Group Co Ltd A Shares (China)	176,900	2,310,185
VOYAH Automobile Technology Co Ltd H Shares	143,990	110,964
XPeng Inc A Shares (b)	2,378,564	19,010,708
Yadea Group Holdings Ltd (d)(e)	2,392,826	3,673,168
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(d)(e)	973,900	5,944,553
		227,631,518
Broadline Retail - 1.3%
Alibaba Group Holding Ltd	32,640,624	537,950,580
CCOOP Group Co Ltd A Shares (China) (b)	1,974,900	507,757
JD.com Inc A Shares	4,541,599	68,805,787
MINISO Group Holding Ltd A Shares	967,584	3,570,235
PDD Holdings Inc Class A ADR (b)	1,348,155	134,653,721
Prosus NV Class N	2,484,601	120,287,017
Vipshop Holdings Ltd Class A ADR	595,148	8,564,180
		874,339,277
Distributors - 0.0%
Zhejiang China Commodities City Group Co Ltd A Shares (China)	597,500	1,165,352
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc	2,577,230	14,062,662
TAL Education Group Class A ADR (b)	793,863	8,827,756
		22,890,418
Hotels, Restaurants & Leisure - 0.4%
H World Group Ltd ADR	381,142	19,682,173
Haidilao International Holding Ltd (c)(d)(e)	3,205,000	5,911,183
Meituan B Shares (b)(d)(e)	9,456,200	101,741,029
Tongcheng Travel Holdings Ltd (d)	2,481,200	5,663,291
Trip.com Group Ltd (b)	1,176,893	63,551,014
Yum China Holdings Inc (Hong Kong)	675,849	33,071,496
		229,620,186
Household Durables - 0.0%
Beijing Roborock Technology Co Ltd A Shares (China)	28,235	480,589
Ecovacs Robotics Co Ltd A Shares (China)	63,600	609,673
Gree Electric Appliances Inc of Zhuhai A Shares (China)	311,800	1,831,791
Haier Smart Home Co Ltd A Shares (China)	738,300	2,334,573
Haier Smart Home Co Ltd H Shares	4,583,600	12,946,171
Midea Group Co Ltd A Shares (China)	441,300	5,252,066
Midea Group Co Ltd H Shares	748,200	8,645,939
Sichuan Changhong Electric Co Ltd A Shares (China)	506,700	651,169
		32,751,971
Specialty Retail - 0.0%
China Tourism Group Duty Free Corp Ltd A Shares (China)	210,500	2,031,538
Chow Tai Fook Jewellery Group Ltd	3,791,400	5,197,388
Pop Mart International Group Ltd (c)(d)(e)	1,022,200	20,805,680
		28,034,606
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd	2,396,800	25,108,935
Bosideng International Holdings Ltd	8,964,000	4,905,443
Laopu Gold Co Ltd H Shares (c)	53,300	3,805,555
Li Ning Co Ltd	4,366,500	11,368,052
Shenzhou International Group Holdings Ltd	1,574,900	9,599,683
		54,787,668
TOTAL CONSUMER DISCRETIONARY		1,493,452,359
Consumer Staples - 0.2%
Beverages - 0.1%
Anhui Gujing Distillery Co Ltd A Shares (China)	42,700	671,116
China Resources Beer Holdings Co Ltd	3,146,489	10,841,874
Eastroc Beverage Group Co Ltd A Shares (China)	56,440	1,686,435
Jiangsu King's Luck Brewery JSC Ltd A Shares (China)	128,700	518,181
Jiangsu Yanghe Distillery Co Ltd A Shares (China)	164,200	1,185,228
Kweichow Moutai Co Ltd A Shares (China)	145,400	29,495,016
Luzhou Laojiao Co Ltd A Shares (China)	159,400	2,339,317
Nongfu Spring Co Ltd H Shares (d)(e)	3,828,400	23,152,868
Shanxi Xinghuacun Fen Wine Factory Co Ltd A Shares (China)	132,060	2,772,800
Tsingtao Brewery Co Ltd A Shares (China)	102,700	954,394
Tsingtao Brewery Co Ltd H Shares	1,172,000	8,102,758
Wuliangye Yibin Co Ltd A Shares (China)	487,000	6,933,495
		88,653,482
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (b)(c)	10,826,000	6,118,359
JD Health International Inc (b)(d)(e)	2,104,250	12,435,890
Yonghui Superstores Co Ltd A Shares (China) (b)	983,200	555,442
		19,109,691
Food Products - 0.1%
Angel Yeast Co Ltd A Shares (China)	78,600	433,026
China Feihe Ltd (d)(e)	6,508,000	2,903,782
China Mengniu Dairy Co Ltd	5,895,000	13,128,234
Foshan Haitian Flavouring & Food Co Ltd A Shares (China)	508,303	2,880,647
Guangdong Haid Group Co Ltd A Shares (China)	182,700	1,348,007
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	376,800	1,532,154
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	694,800	2,797,458
Muyuan Foods Co Ltd A Shares (China)	681,370	4,472,203
New Hope Liuhe Co Ltd A Shares (China)	453,400	580,730
Tingyi Cayman Islands Holding Corp	3,788,000	5,844,674
Want Want China Holdings Ltd	8,470,000	4,808,430
Wens Foodstuff Group Co Ltd A Shares (China)	731,420	1,761,462
Wilmar International Ltd	3,645,880	10,399,415
		52,890,222
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (c)(d)(e)	672,200	2,610,716
Hengan International Group Co Ltd	1,232,500	4,225,452
		6,836,168
Tobacco - 0.0%
Smoore International Holdings Ltd (c)(d)(e)	3,568,000	4,265,059
TOTAL CONSUMER STAPLES		171,754,622
Energy - 0.3%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	3,466,000	4,184,959
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	107,200	2,156,319
		6,341,278
Oil, Gas & Consumable Fuels - 0.3%
China Coal Energy Co Ltd H Shares	3,537,000	6,617,156
China Merchants Energy Shipping Co Ltd A Shares (China)	870,800	2,237,736
China Petroleum & Chemical Corp A Shares (China)	4,060,900	3,209,677
China Petroleum & Chemical Corp H Shares	42,801,800	25,286,868
China Shenhua Energy Co Ltd A Shares (China)	722,600	5,076,781
China Shenhua Energy Co Ltd H Shares	6,548,000	40,675,353
COSCO SHIPPING Energy Transportation Co Ltd A Shares (China)	394,666	1,246,219
COSCO SHIPPING Energy Transportation Co Ltd H Shares	58,000	135,793
Inner Mongolia Dian Tou Energy Corp Ltd A Shares (China)	224,600	1,069,034
Inner Mongolia Yitai Coal Co Ltd B Shares	1,682,130	4,477,613
PetroChina Co Ltd A Shares (China)	2,323,400	4,161,017
PetroChina Co Ltd H Shares	40,242,000	62,073,862
Shaanxi Coal Industry Co Ltd A Shares (China)	1,225,700	4,689,270
Shanxi Coking Coal Energy Group Co Ltd A Shares (China)	574,180	591,942
Shanxi Lu'an Environmental Energy Development Co Ltd A Shares (China)	322,800	765,717
Yankuang Energy Group Co Ltd A Shares (China)	418,000	1,410,002
Yankuang Energy Group Co Ltd H Shares (c)	6,762,100	14,187,965
		177,912,005
TOTAL ENERGY		184,253,283
Financials - 1.5%
Banks - 1.0%
Agricultural Bank of China Ltd A Shares (China)	9,218,300	9,329,599
Agricultural Bank of China Ltd H Shares	53,144,000	41,457,559
Bank of Beijing Co Ltd A Shares (China)	2,303,700	1,786,784
Bank of Changsha Co Ltd A Shares (China)	464,800	679,230
Bank of Chengdu Co Ltd A Shares (China)	471,700	1,323,804
Bank of China Ltd A Shares (China)	7,631,700	6,424,183
Bank of China Ltd H Shares	130,998,024	85,064,859
Bank of Communications Co Ltd A Shares (China)	5,606,700	5,580,555
Bank of Communications Co Ltd H Shares	17,168,200	15,703,508
Bank of Hangzhou Co Ltd A Shares (China)	782,731	1,995,044
Bank of Jiangsu Co Ltd A Shares (China)	1,997,460	3,301,658
Bank of Nanjing Co Ltd A Shares (China)	1,349,300	2,321,731
Bank of Ningbo Co Ltd A Shares (China)	718,010	3,519,055
Bank of Shanghai Co Ltd A Shares (China)	1,553,100	2,150,600
Bank of Suzhou Co Ltd A Shares (China)	496,700	624,728
BOC Hong Kong Holdings Ltd	7,022,451	40,394,463
China CITIC Bank Corp Ltd A Shares (China)	1,642,600	2,022,572
China CITIC Bank Corp Ltd H Shares	15,275,293	16,019,198
China Construction Bank Corp A Shares (China)	7,828,400	11,399,308
China Construction Bank Corp H Shares	175,755,649	198,392,970
China Everbright Bank Co Ltd A Shares (China)	2,575,800	1,177,814
China Everbright Bank Co Ltd H Shares	3,033,000	1,202,205
China Merchants Bank Co Ltd A Shares (China)	2,404,100	13,489,902
China Merchants Bank Co Ltd H Shares	7,567,691	45,803,755
China Minsheng Banking Corp Ltd A Shares (China)	3,984,600	2,160,686
China Minsheng Banking Corp Ltd H Shares	12,939,832	5,905,130
China Zheshang Bank Co Ltd A Shares (China)	2,191,220	960,727
Chongqing Rural Commercial Bank Co Ltd A Shares (China)	1,591,500	1,710,391
Chongqing Rural Commercial Bank Co Ltd H Shares	3,802,000	3,393,865
CNPC Capital Co Ltd A Shares (China)	919,100	1,273,810
Huaxia Bank Co Ltd A Shares (China)	1,423,964	1,448,357
Industrial & Commercial Bank of China Ltd A Shares (China)	8,384,500	9,138,235
Industrial & Commercial Bank of China Ltd H Shares	122,237,008	110,129,465
Industrial Bank Co Ltd A Shares (China)	2,745,900	7,211,794
Ping An Bank Co Ltd A Shares (China)	2,095,600	3,530,017
Postal Savings Bank of China Co Ltd A Shares (China)	3,432,000	2,568,696
Postal Savings Bank of China Co Ltd H Shares (d)(e)	16,997,000	10,929,448
Shanghai Pudong Development Bank Co Ltd A Shares (China)	3,962,200	5,380,809
Shanghai Rural Commercial Bank Co Ltd A Shares (China)	1,066,000	1,401,033
		678,307,547
Capital Markets - 0.1%
Beijing Compass Technology Development Co Ltd A Shares (China)	66,000	957,125
BOC International China Co Ltd A Shares (China)	306,800	560,620
Caitong Securities Co Ltd A Shares (China)	451,460	548,502
Capital Securities Co Ltd A Shares (China)	193,500	472,942
Changjiang Securities Co Ltd A Shares (China)	566,100	666,357
China CITIC Financial Asset Management Co Ltd H Shares (b)(d)(e)	25,402,000	2,414,724
China Galaxy Securities Co Ltd A Shares (China)	505,100	949,966
China Galaxy Securities Co Ltd H Shares	7,341,500	7,828,182
China Great Wall Securities Co Ltd A Shares (China)	442,600	578,631
China International Capital Corp Ltd A Shares (China)	368,000	1,854,812
China International Capital Corp Ltd H Shares (d)(e)	3,410,000	8,902,462
China Merchants Securities Co Ltd A Shares (China)	817,700	1,887,965
CITIC Securities Co Ltd A Shares (China)	480,705	1,923,569
CITIC Securities Co Ltd H Shares	4,148,275	14,728,171
CSC Financial Co Ltd A Shares (China)	459,000	1,552,904
Dongxing Securities Co Ltd A Shares (China)	327,900	637,024
East Money Information Co Ltd A Shares (China)	2,067,120	6,191,890
Everbright Securities Co Ltd A Shares (China)	393,500	878,133
Founder Securities Co Ltd A Shares (China)	857,200	904,365
GF Securities Co Ltd A Shares (China)	594,700	1,855,586
GF Securities Co Ltd H Shares	1,956,800	4,436,308
Guolian Minsheng Securities Co Ltd A Shares (China)	477,500	676,278
Guosen Securities Co Ltd A Shares (China)	757,100	1,191,831
Guotai Haitong Securities Co Ltd A Shares (China)	1,240,250	2,937,933
Guotai Haitong Securities Co Ltd H Shares (d)(e)	4,191,239	7,191,680
Guoyuan Securities Co Ltd A Shares (China)	410,900	443,842
Hithink RoyalFlush Information Network Co Ltd A Shares (China)	81,340	2,817,057
Huatai Securities Co Ltd A Shares (China)	810,500	2,284,930
Huatai Securities Co Ltd H Shares (c)(d)(e)	3,050,000	6,328,860
Industrial Securities Co Ltd A Shares (China)	896,870	799,556
Orient Securities Co Ltd/China A Shares (China) (f)	833,472	1,140,079
SDIC Capital Co Ltd A Shares (China)	648,300	638,906
Shenwan Hongyuan Group Co Ltd A Shares (China)	2,384,015	1,660,364
Sinolink Securities Co Ltd A Shares (China)	377,000	497,712
SooChow Securities Co Ltd A Shares (China)	612,925	724,198
Tianfeng Securities Co Ltd A Shares (China) (b)	1,122,100	592,239
Western Securities Co Ltd A Shares (China)	499,740	527,593
Zheshang Securities Co Ltd A Shares (China)	495,100	716,887
Zhongtai Securities Co Ltd A Shares (China)	921,000	814,415
		92,714,598
Financial Services - 0.0%
Far East Horizon Ltd	4,642,000	4,449,518
Insurance - 0.4%
China Life Insurance Co Ltd A Shares (China)	472,000	2,543,195
China Life Insurance Co Ltd H Shares	13,914,000	51,329,501
China Pacific Insurance Group Co Ltd A Shares (China)	746,600	4,088,940
China Pacific Insurance Group Co Ltd H Shares	5,062,600	22,100,113
China Taiping Insurance Holdings Co Ltd	2,748,065	7,856,439
New China Life Insurance Co Ltd A Shares (China)	190,300	1,803,990
New China Life Insurance Co Ltd H Shares	1,907,000	12,523,731
People's Insurance Co Group of China Ltd/The A Shares (China)	3,470,900	3,667,031
People's Insurance Co Group of China Ltd/The H Shares	12,309,000	8,422,024
PICC Property & Casualty Co Ltd H Shares	13,140,001	23,735,606
Ping An Insurance Group Co of China Ltd A Shares (China)	1,427,977	12,459,833
Ping An Insurance Group Co of China Ltd H Shares	12,512,500	101,702,886
		252,233,289
TOTAL FINANCIALS		1,027,704,952
Health Care - 0.3%
Biotechnology - 0.1%
3SBio Inc (d)(e)	3,475,500	10,395,701
Akeso Inc (b)(d)(e)	1,227,000	21,523,991
Beijing Wantai Biological Pharmacy Enterprise Co Ltd A Shares (China) (b)	116,399	672,385
Chongqing Zhifei Biological Products Co Ltd A Shares (China) (b)	261,800	582,986
Imeik Technology Development Co Ltd A Shares (China)	33,320	561,733
Innovent Biologics Inc (b)(d)(e)	2,803,500	32,737,682
Remegen Co Ltd H Shares (b)(d)(e)	359,500	4,660,597
Shanghai RAAS Blood Products Co Ltd A Shares (China)	696,600	567,733
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (b)	93,100	5,631,357
		77,334,165
Health Care Equipment & Supplies - 0.0%
APT Medical Inc A Shares (China)	13,808	484,873
Jiangsu Yuyue Medical Equipment & Supply Co Ltd A Shares (China)	104,200	447,911
Shandong Weigao Group Medical Polymer Co Ltd H Shares	4,432,000	1,953,306
Shanghai United Imaging Healthcare Co Ltd A Shares (China)	88,188	1,422,795
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	131,600	3,259,044
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	81,400	576,230
		8,144,159
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co Ltd A Shares (China)	1,021,601	1,615,395
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd A Shares (China)	128,200	425,518
Huadong Medicine Co Ltd A Shares (China)	194,660	954,763
Shanghai Pharmaceuticals Holding Co Ltd A Shares (China)	167,200	418,935
Shanghai Pharmaceuticals Holding Co Ltd H Shares	243,800	367,339
Sinopharm Group Co Ltd H Shares	2,598,000	6,180,025
		9,961,975
Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp (b)	2,312,000	4,116,235
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	37,207	302,728
Pharmaron Beijing Co Ltd A Shares (China)	49,125	212,222
Pharmaron Beijing Co Ltd H Shares (d)(e)	167,100	451,142
Wuxi Apptec Co Ltd A Shares (China)	256,296	4,155,746
Wuxi Apptec Co Ltd H Shares (d)(e)	753,474	13,236,967
Wuxi Biologics Cayman Inc (b)(d)(e)	6,686,500	28,569,721
WuXi XDC Cayman Inc (b)	720,500	5,470,924
XtalPi Holdings Ltd (b)(c)	3,324,000	4,085,137
		60,600,822
Pharmaceuticals - 0.1%
Beijing Tong Ren Tang Co Ltd A Shares (China)	158,300	648,955
Changchun High-Tech Industry Group Co Ltd A Shares (China)	44,800	559,493
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	174,239	661,896
CSPC Innovation Pharmaceutical Co Ltd A Shares (China)	151,840	676,803
CSPC Pharmaceutical Group Ltd	15,360,800	16,736,767
Haisco Pharmaceutical Group Co Ltd A Shares (China) (b)	102,500	885,645
Hansoh Pharmaceutical Group Co Ltd (d)(e)	2,882,000	13,803,825
Hebei Changshan Biochemical Pharmaceutical CO Ltd A Shares (China) (b)	97,500	591,947
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	797,466	6,321,422
Kangmei Pharmaceutical Co Ltd rights (b)(f)	9,442	0
Shanghai Allist Pharmaceuticals Co Ltd A Shares (China)	49,857	679,106
Shanghai Fosun Pharmaceutical Group Co Ltd A Shares (China)	30,900	113,034
Shanghai Fosun Pharmaceutical Group Co Ltd H Shares	429,500	1,054,134
Shenzhen Salubris Pharmaceuticals Co Ltd A Shares (China)	121,100	912,826
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	175,400	889,626
Sino Biopharmaceutical Ltd	19,386,000	13,493,895
Yunnan Baiyao Group Co Ltd A Shares (China)	333,820	2,598,300
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	66,200	1,392,050
		62,019,724
TOTAL HEALTH CARE		218,060,845
Industrials - 0.5%
Aerospace & Defense - 0.0%
AECC Aviation Power Co Ltd A Shares (China)	287,652	1,953,899
AviChina Industry & Technology Co Ltd H Shares	5,017,000	2,210,154
Kuang-Chi Technologies Co Ltd A Shares (China) (b)	233,300	1,343,646
		5,507,699
Air Freight & Logistics - 0.1%
J&T Global Express Ltd B Shares (b)	4,556,400	5,705,249
JD Logistics Inc (b)(d)(e)	3,804,100	7,408,834
SF Holding Co Ltd A Shares (China)	527,100	2,870,689
YTO Express Group Co Ltd A Shares (China)	376,300	1,186,575
ZTO Express Cayman Inc A Shares (c)	797,681	20,212,322
		37,383,669
Building Products - 0.0%
Beijing New Building Materials PLC A Shares (China)	188,000	715,135
Commercial Services & Supplies - 0.0%
Zhejiang Weiming Environment Protection Co Ltd A Shares (China)	187,220	590,221
Construction & Engineering - 0.0%
China Energy Engineering Corp Ltd A Shares (China)	4,417,900	1,835,429
China National Chemical Engineering Co Ltd A Shares (China)	620,300	783,068
China Railway Group Ltd A Shares (China)	3,718,700	2,772,188
China Railway Group Ltd H Shares	6,032,000	2,924,202
China State Construction Engineering Corp Ltd A Shares (China)	4,467,340	3,216,841
China State Construction International Holdings Ltd	2,369,750	2,752,402
Metallurgical Corp of China Ltd A Shares (China)	1,951,600	842,546
Power Construction Corp of China Ltd A Shares (China)	1,880,639	1,543,774
Sichuan Road and Bridge Group Co Ltd A Shares (China)	755,500	907,220
		17,577,670
Electrical Equipment - 0.2%
China XD Electric Co Ltd A Shares (China)	533,500	1,329,842
CNGR Advanced Material Co Ltd A Shares (China)	100,020	940,265
Contemporary Amperex Technology Co Ltd A Shares (China)	517,460	33,243,189
Contemporary Amperex Technology Co Ltd H Shares (c)	239,303	18,913,556
Dongfang Electric Corp Ltd A Shares (China)	329,524	1,892,025
Eve Energy Co Ltd A Shares (China)	221,729	2,373,668
GEM Co Ltd A Shares (China)	558,300	752,968
Goldwind Science & Technology Co Ltd A Shares (China)	238,200	967,025
Goldwind Science & Technology Co Ltd H Shares	324,764	720,887
Goneo Group Co Ltd A Shares (China)	82,691	543,939
Gotion High-Tech Co Ltd A Shares (China)	198,000	1,070,997
Jiangsu Zhongtian Technology Co Ltd A Shares (China)	365,100	1,782,943
JL Mag Rare-Earth Co Ltd A Shares (China) (b)	123,900	600,869
NARI Technology Co Ltd A Shares (China)	1,035,340	3,949,157
Ningbo Deye Technology Co Ltd A Shares (China)	97,350	2,156,818
Ningbo Orient Wires & Cables Co Ltd A Shares (China)	72,400	660,313
Ningbo Sanxing Medical Electric Co Ltd A Shares (China)	153,800	453,446
Shanghai Electric Group Co Ltd A Shares (China) (b)	1,368,400	1,627,537
Shenzhen Megmeet Electrical Co Ltd (China) (b)	62,200	1,107,305
Sungrow Power Supply Co Ltd A Shares (China)	243,500	4,955,800
Sunwoda Electronic Co Ltd A Shares (China)	200,200	811,106
TBEA Co Ltd A Shares (China)	545,150	2,159,592
Wolong Electric Group Co Ltd A Shares (China)	169,100	940,757
Zhejiang Chint Electrics Co Ltd A Shares (China)	233,800	1,124,738
Zhejiang Huayou Cobalt Co Ltd A Shares (China)	205,000	2,020,188
		87,098,930
Ground Transportation - 0.0%
Daqin Railway Co Ltd A Shares (China)	2,237,300	1,740,573
Industrial Conglomerates - 0.0%
CITIC Ltd	7,763,000	12,900,984
Machinery - 0.2%
Airtac International Group	267,456	12,527,236
China CSSC Holdings Ltd A Shares (China)	974,400	5,972,775
CRRC Corp Ltd A Shares (China)	5,092,700	4,459,147
CRRC Corp Ltd H Shares	4,802,000	3,196,487
Haitian International Holdings Ltd	1,271,000	3,448,406
Jiangsu Hengli Hydraulic Co Ltd A Shares (China)	144,832	2,243,278
RoboTechnik Intelligent Technology Co Ltd A Shares (China) (b)	18,100	1,291,835
Sany Heavy Industry Co Ltd A Shares (China)	919,300	2,748,336
Shandong Himile Mechanical Science & Technology Co Ltd A Shares (China)	79,800	1,025,181
Shenzhen Envicool Technology Co Ltd A Shares (China)	104,500	1,462,625
Shenzhen Inovance Technology Co Ltd A Shares (China)	142,800	1,440,564
Sinotruk Hong Kong Ltd	1,316,000	6,473,023
UBTech Robotics Corp Ltd H Shares (b)	414,150	5,677,994
Weichai Power Co Ltd A Shares (China)	558,200	2,569,409
Weichai Power Co Ltd H Shares	3,886,800	19,320,848
XCMG Construction Machinery Co Ltd A Shares (China)	1,245,800	1,821,427
Yangzijiang Shipbuildling (Holdings) Ltd (c)	4,912,800	16,754,930
Yutong Bus Co Ltd A Shares (China)	227,500	1,189,227
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	201,100	1,395,173
Zhuzhou CRRC Times Electric Co Ltd A Shares (China)	32,026	228,072
Zhuzhou CRRC Times Electric Co Ltd H Shares	965,500	4,411,536
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	781,100	912,848
		100,570,357
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd A Shares (China)	1,413,270	2,929,328
COSCO SHIPPING Holdings Co Ltd H Shares (c)	5,390,100	9,920,561
SITC International Holdings Co Ltd	2,546,000	10,660,033
		23,509,922
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (b)	1,364,700	1,348,702
China Eastern Airlines Corp Ltd A Shares (China) (b)	1,843,000	1,169,217
China Southern Airlines Co Ltd A Shares (China) (b)	950,300	754,768
China Southern Airlines Co Ltd H Shares (b)	324,000	164,797
Hainan Airlines Holding Co Ltd A Shares (China) (b)	4,672,000	1,034,745
Spring Airlines Co Ltd A Shares (China)	108,300	749,831
		5,222,060
Professional Services - 0.0%
Kanzhun Ltd ADR	715,511	9,673,709
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (d)(e)	395,500	4,061,130
Transportation Infrastructure - 0.0%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	5,352,200	3,844,679
China Merchants Expressway Network & Technology Holdings Co Ltd A Shares (China)	581,600	801,533
China Merchants Port Holdings Co Ltd	2,433,836	4,840,853
Jiangsu Expressway Co Ltd H Shares	2,194,000	2,985,241
Shanghai International Airport Co Ltd A Shares (China)	109,172	436,401
		12,908,707
TOTAL INDUSTRIALS		319,460,766
Information Technology - 0.7%
Communications Equipment - 0.1%
BYD Electronic International Co Ltd (c)	1,522,000	5,201,210
CICT Mobile Communication Technology Co Ltd A Shares (China) (b)	368,614	1,061,065
Fiberhome Telecommunication Technologies Co Ltd A Shares (China) (b)	145,300	1,000,918
Guangzhou Haige Communications Group Inc Co A Shares (China)	265,200	628,326
Hengtong Optic-electric Co Ltd A Shares (China)	259,500	2,517,013
QuantumCTek Co Ltd A Shares (China) (b)	11,093	933,051
Shenzhen Sunway Communication Co Ltd A Shares (China) (b)	104,300	1,401,608
Suzhou TFC Optical Communication Co Ltd A Shares (China)	90,040	4,073,569
Yangtze Optical Fibre & Cable Joint Stock Ltd Co H Shares (d)(e)	761,500	19,634,458
Yealink Network Technology Corp Ltd A Shares (China)	130,950	701,693
Zhongji Innolight Co Ltd A Shares (China)	126,180	15,945,941
ZTE Corp A Shares (China) (b)	445,400	2,403,204
ZTE Corp H Shares (b)(c)	1,556,736	4,997,306
		60,499,362
Electronic Equipment, Instruments & Components - 0.1%
Aac Technologies Holdings Inc	1,503,500	6,963,290
Accelink Technologies Co Ltd A Shares (China)	87,700	1,868,613
Avary Holding Shenzhen Co Ltd A Shares (China)	250,100	2,670,248
BOE Technology Group Co Ltd A Shares (China)	3,856,300	2,312,349
Chaozhou Three-Circle Group Co Ltd A Shares (China)	206,900	2,627,731
China Railway Signal & Communication Corp Ltd A Shares (China)	824,943	621,078
Eoptolink Technology Inc Ltd A Shares (China)	114,880	8,900,245
Everdisplay Optronics Shanghai Co Ltd A Shares (China) (b)	1,541,461	512,031
Founder Technology Group Corp A Shares (China) (b)	456,600	789,017
Foxconn Industrial Internet Co Ltd A Shares (China)	1,524,594	14,166,765
GoerTek Inc A Shares (China)	371,500	1,347,701
Hgtech Co Ltd A Shares (China)	107,300	1,886,716
Lens Technology Co Ltd A Shares (China)	537,100	2,047,991
Lingyi iTech Guangdong Co A Shares (China)	788,400	1,638,446
Luxshare Precision Industry Co Ltd A Shares (China)	870,982	8,654,923
Maxscend Microelectronics Co Ltd A Shares (China)	57,816	845,865
Ofilm Group Co Ltd A Shares (China) (b)	360,700	461,956
Shanghai BOCHU Electronic Technology Corp Ltd A Shares (China)	28,868	601,925
Shannon Semiconductor Technology Co Ltd A Shares (China) (b)	50,100	1,298,728
Shengyi Electronics Co Ltd A Shares (China) (b)	74,910	1,219,393
Shengyi Technology Co Ltd A Shares (China)	261,900	2,971,300
Shennan Circuits Co Ltd A Shares (China)	71,852	3,330,566
Shenzhen Everwin Precision Technology Co Ltd A Shares (China) (b)	147,100	722,945
Shenzhen Kinwong Electronic Co Ltd A Shares (China) (b)	104,900	1,093,462
Sunny Optical Technology Group Co Ltd	1,361,900	11,211,992
SUPCON Technology Co Ltd A Shares (China)	85,540	998,259
Suzhou Dongshan Precision Manufacturing Co Ltd A Shares (China)	213,800	5,897,631
TCL Technology Group Corp A Shares (China)	2,130,320	1,335,236
Unisplendour Corp Ltd A Shares (China)	298,680	1,408,648
Universal Scientific Industrial Shanghai Co Ltd A Shares (China)	204,800	1,141,789
Victory Giant Technology Huizhou Co Ltd A Shares (China)	104,100	5,091,422
Wingtech Technology Co Ltd A Shares (China) (b)	134,600	554,316
Wuhan Guide Infrared Co Ltd A Shares (China) (b)	463,143	1,010,240
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	207,540	3,161,977
Zhejiang Dahua Technology Co Ltd A Shares (China)	363,700	990,153
		102,354,947
IT Services - 0.0%
GDS Holdings Ltd A Shares (b)	2,143,500	11,312,460
Isoftstone Information Technology Group Co Ltd A Shares (China)	103,350	600,368
Range Intelligent Computing Technology Group Co Ltd A Shares (China)	146,800	1,934,580
		13,847,408
Semiconductors & Semiconductor Equipment - 0.2%
ACM Research Shanghai Inc A Shares (China)	26,156	596,227
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	67,498	3,752,734
Amlogic Shanghai Co Ltd A Shares (China) (b)	45,658	712,113
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	17,798	656,945
Bestechnic Shanghai Co Ltd A Shares (China)	18,433	461,273
Biwin Storage Technology Co Ltd A Shares (China) (b)	50,330	1,992,159
Cambricon Technologies Corp Ltd A Shares (China) (b)	48,774	12,277,290
China Resources Microelectronics Ltd A Shares (China)	141,853	1,184,656
CSI Solar Co Ltd A Shares (China)	393,295	839,149
Dosilicon Co Ltd A Shares (China) (b)	47,773	1,018,642
Flat Glass Group Co Ltd A Shares (China) (b)	3,900	7,761
GalaxyCore Inc A Shares (China)	240,701	488,317
GCL Technology Holdings Ltd (b)	47,071,000	5,445,713
Gigadevice Semiconductor Inc A Shares (China)	71,984	3,348,390
Guobo Electronics Co Ltd A Shares (China) (b)	42,733	771,144
Hangzhou Chang Chuan Technology Co Ltd A Shares (China) (b)	68,500	1,756,109
Hangzhou First Applied Material Co Ltd A Shares (China)	279,800	771,001
Hangzhou Silan Microelectronics Co Ltd A Shares (China)	183,100	779,583
Hua Hong Semiconductor Ltd (b)(d)(e)	1,410,000	20,770,237
Hua Hong Semiconductor Ltd A Shares (China) (b)	36,483	763,516
Hwatsing Technology Co Ltd A Shares (China)	36,917	1,075,833
Hygon Information Technology Co Ltd A Shares (China)	271,248	11,919,234
Ingenic Semiconductor Co Ltd A Shares (China)	52,200	959,592
JA Solar Technology Co Ltd A Shares (China) (b)	357,436	571,414
JCET Group Co Ltd A Shares (China)	192,200	1,294,843
Jinko Solar Co Ltd A Shares (China) (b)	1,079,847	1,056,817
LONGi Green Energy Technology Co Ltd A Shares (China) (b)	818,366	1,982,127
Loongson Technology Corp Ltd (China) (b)	43,390	1,061,609
Montage Technology Co Ltd A Shares (China)	123,610	3,176,875
National Silicon Industry Group Co Ltd A Shares (China) (b)	350,132	1,065,694
NAURA Technology Group Co Ltd A Shares (China)	88,180	6,981,753
Nexchip Semiconductor Corp A Shares (China)	216,978	1,082,485
OmniVision Integrated Circuits Group Inc A Shares (China)	131,115	1,898,145
Piotech Inc A Shares (China)	30,164	1,979,347
Rockchip Electronics Co Ltd A Shares (China)	45,800	1,237,209
Sanan Optoelectronics CO Ltd A Shares (China)	530,600	1,065,075
SG Micro Corp A Shares (China)	66,994	907,530
Shenzhen Goodix Technology Co Ltd A Shares (China)	46,300	442,202
Shenzhen Techwinsemi Technology Co Ltd A Shares (China)	24,400	1,914,573
Skyverse Technology Co Ltd A Shares (China) (b)	37,705	1,092,864
Suzhou Maxwell Technologies Co Ltd A Shares (China)	30,100	1,061,573
TCL Zhonghuan Renewable Energy Technology Co Ltd A Shares (China) (b)	434,400	553,100
Tianshui Huatian Technology Co Ltd A Shares (China)	345,200	666,549
TongFu Microelectronics Co Ltd A Shares (China)	163,900	1,246,091
Tongwei Co Ltd A Shares (China) (b)	505,500	1,296,687
Trina Solar Co Ltd A Shares (China) (b)	234,290	598,026
Unigroup Guoxin Microelectronics Co Ltd A Shares (China)	92,259	1,052,647
United Nova Technology Co Ltd A Shares (China) (b)	910,508	924,766
Verisilicon Microelectronics Shanghai Co Ltd A Shares (China) (b)	56,635	2,362,995
Xinjiang Daqo New Energy Co Ltd A Shares (China) (b)	232,948	765,274
Xinyi Solar Holdings Ltd	8,953,406	3,296,013
Yuanjie Semiconductor Technology Co Ltd A Shares (China) (b)	9,250	2,160,066
Zhejiang Jingsheng Mechanical & Electrical Co Ltd A Shares (China)	141,100	883,877
		118,025,844
Software - 0.1%
360 Security Technology Inc A Shares (China)	755,700	1,241,935
Beijing Kingsoft Office Software Inc A Shares (China)	50,032	1,854,198
China National Software & Service Co Ltd A Shares (China) (b)	99,590	552,427
Empyrean Technology Co Ltd A Shares (China)	49,900	652,172
Geovis Technology Co Ltd A Shares (China) (b)	86,932	724,869
Horizon Robotics A Shares (b)(c)	9,583,800	9,017,511
Hundsun Technologies Inc A Shares (China)	207,368	819,141
Iflytek Co Ltd A Shares (China)	249,800	1,760,992
Jiangsu Hoperun Software Co Ltd A Shares (China)	87,100	580,699
Kingdee International Software Group Co Ltd (b)	5,784,000	6,399,029
Pony AI Inc A Shares	370,400	3,631,415
Sangfor Technologies Inc A Shares (China)	45,200	781,798
SenseTime Group Inc Class B Shares (b)(c)(d)(e)	53,257,000	13,611,289
Shanghai Baosight Software Co Ltd A Shares (China)	37,900	126,391
Shanghai Baosight Software Co Ltd B Shares	584,911	574,369
Shanghai Stonehill Technology Co Ltd A Shares (China) (b)	610,500	775,339
Yonyou Network Technology CO Ltd A Shares (China) (b)	369,920	635,717
		43,739,291
Technology Hardware, Storage & Peripherals - 0.2%
Anker Innovations Technology Co Ltd A Shares (China)	58,410	1,077,203
China Greatwall Technology Group Co Ltd A Shares (China) (b)	349,700	1,015,504
Huaqin Co Ltd A Shares (China)	91,900	1,404,362
IEIT Systems Co Ltd A Shares (China)	159,234	1,637,905
Lenovo Group Ltd	15,402,000	23,160,325
Sharetronic Data Technology Co Ltd A Shares (China)	52,220	2,007,930
Shenzhen Longsys Electronics Co Ltd (China) (b)	37,600	2,249,834
Shenzhen Transsion Holdings Co Ltd A Shares (China)	122,557	1,038,419
Xiaomi Corp B Shares (b)(d)(e)	32,728,800	122,805,071
		156,396,553
TOTAL INFORMATION TECHNOLOGY		494,863,405
Materials - 0.4%
Chemicals - 0.1%
Ganfeng Lithium Group Co Ltd A Shares (China)	192,860	2,524,324
Ganfeng Lithium Group Co Ltd H Shares (c)(d)(e)	911,920	9,808,715
Guangzhou Tinci Materials Technology Co Ltd A Shares (China)	207,940	1,852,104
Hengli Petrochemical Co Ltd A Shares (China)	760,560	2,473,189
Hoshine Silicon Industry Co Ltd A Shares (China)	107,300	704,590
Huafon Chemical Co Ltd A Shares (China)	538,100	929,291
Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd A Shares (China)	909,600	747,040
Jiangsu Eastern Shenghong Co Ltd A Shares (China) (b)	698,000	1,361,586
Kingfa Sci & Tech Co Ltd A Shares (China) (b)	286,000	722,067
LB Group Co Ltd A Shares (China)	261,800	649,527
Ningxia Baofeng Energy Group Co Ltd A Shares (China)	875,400	3,967,367
Qinghai Salt Lake Industry Co Ltd A Shares (China) (b)	571,200	3,313,809
Rongsheng Petrochemical Co Ltd A Shares (China)	1,080,050	2,213,580
Satellite Chemical Co Ltd A Shares (China)	364,101	1,581,417
Shandong Hualu Hengsheng Chemical Co Ltd A Shares (China)	219,800	1,249,240
Shanghai Putailai New Energy Technology Group Co Ltd A Shares (China)	231,351	1,234,400
Sinoma Science & Technology Co Ltd A Shares (China)	181,200	1,474,781
Tianqi Lithium Corp A Shares (China) (b)	159,600	1,883,433
Wanhua Chemical Group Co Ltd A Shares (China)	379,600	4,995,040
Yunnan Energy New Material Group Co Ltd A Shares (China) (b)	106,000	1,297,149
Yunnan Yuntianhua Co Ltd A Shares (China)	197,400	1,049,934
Zangge Mining Co Ltd A Shares (China)	165,000	2,177,256
Zhejiang Juhua Co Ltd A Shares (China)	293,300	1,580,860
Zhejiang Longsheng Group Co Ltd A Shares (China)	346,000	666,554
Zhejiang NHU Co Ltd A Shares (China)	404,108	2,064,593
		52,521,846
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd A Shares (China)	318,000	985,726
Anhui Conch Cement Co Ltd H Shares	2,592,500	6,495,357
China Jushi Co Ltd A Shares (China)	433,140	2,200,284
China National Building Material Co Ltd H Shares	7,116,000	4,637,133
		14,318,500
Metals & Mining - 0.3%
Aluminum Corp of China Ltd A Shares (China)	1,467,500	2,534,967
Aluminum Corp of China Ltd H Shares	7,296,000	10,685,411
Baiyin Nonferrous Group Co Ltd A Shares (China) (b)	797,800	895,198
Baoshan Iron & Steel Co Ltd A Shares (China)	2,370,300	2,194,795
Chengtun Mining Group Co Ltd A Shares (China) (b)	330,400	673,323
Chifeng Jilong Gold Mining Co A Shares (China)	180,300	1,013,390
China Gold International Resources Corp Ltd	452,800	9,726,306
China Hongqiao Group Ltd	5,433,500	23,000,274
China Nonferrous Mining Corp Ltd	2,614,000	4,544,971
China Northern Rare Earth Group High-Tech Co Ltd A Shares (China)	389,900	3,042,044
China Rare Earth Resources And Technology Co Ltd A Shares (China) (b)	115,300	924,852
China Tungsten And Hightech Materials Co Ltd A Shares (China) (b)	247,400	2,127,926
Citic Pacific Special Steel Group Co Ltd A Shares (China)	340,500	762,560
CMOC Group Ltd A Shares (China)	1,445,000	3,988,701
CMOC Group Ltd H Shares	7,893,000	18,047,299
Guangdong HEC Technology Holding Co Ltd A Shares (China) (b)	334,700	1,748,542
Henan Shenhuo Coal Industry & Electricity Power Co Ltd A Shares (China)	231,600	1,099,163
Hunan Valin Steel Co Ltd A Shares (China)	756,800	516,309
Inner Mongolia BaoTou Steel Union Co Ltd A Shares (China)	4,891,900	1,941,944
Inner Mongolia Xingye Silver&Tin Mining Co Ltd A Shares (China) (b)	191,600	1,209,842
Jiangxi Copper Co Ltd A Shares (China)	126,000	848,799
Jiangxi Copper Co Ltd H Shares	2,191,000	10,412,658
Jinduicheng Molybdenum Co Ltd A Shares (China)	350,400	1,011,050
MMG Ltd (b)	8,096,000	8,734,661
Shandong Gold Mining Co Ltd A Shares (China)	656,523	3,333,721
Shandong Gold Mining Co Ltd H Shares (d)(e)	1,425,500	5,221,746
Shandong Hongqiao Aluminum Industry Holding Co Ltd A Shares (China)	328,200	1,205,998
Shandong Nanshan Aluminum Co Ltd A Shares (China)	1,229,100	973,758
Shanjin International Gold Co Ltd A Shares (China)	300,380	1,154,798
Sinomine Resource Group Co Ltd A Shares (China)	77,400	1,035,601
Tianshan Aluminum Group Co Ltd A Shares (China)	483,800	1,190,571
Tongling Nonferrous Metals Group Co Ltd A Shares (China)	1,447,100	1,317,808
Western Mining Co Ltd A Shares (China)	258,000	1,128,674
Western Superconducting Technologies Co Ltd A Shares (China)	70,240	668,653
Xiamen Tungsten Co Ltd A Shares (China)	171,500	1,460,341
Yunnan Aluminium Co Ltd A Shares (China)	375,100	1,764,884
Yunnan Tin Co Ltd A Shares (China)	176,200	921,481
Zhaojin Mining Industry Co Ltd H Shares	3,291,500	12,093,970
Zhongjin Gold Corp Ltd A Shares (China)	522,700	2,006,100
Zijin Mining Group Co Ltd A Shares (China)	2,450,100	12,074,788
Zijin Mining Group Co Ltd H Shares	11,391,000	52,899,825
		212,137,702
Paper & Forest Products - 0.0%
Shandong Sun Paper Industry JSC Ltd A Shares (China)	281,600	608,108
TOTAL MATERIALS		279,586,156
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
C&D International Investment Group Ltd	1,607,551	3,057,846
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	963,400	1,228,763
China Overseas Land & Investment Ltd	7,444,500	12,787,238
China Resources Land Ltd	6,108,965	25,667,022
China Resources Mixc Lifestyle Services Ltd (d)(e)	1,311,200	7,919,105
China Vanke Co Ltd A Shares (China) (b)	827,400	474,946
China Vanke Co Ltd H Shares (b)(c)	282,700	108,438
Hainan Airport Infrastructure Co Ltd A Shares (China)	1,240,300	658,509
KE Holdings Inc A Shares	3,889,048	21,594,452
Longfor Group Holdings Ltd (c)(d)(e)	4,129,508	4,275,807
Poly Developments and Holdings Group Co Ltd A Shares (China)	1,279,800	1,154,057
Shanghai Zhangjiang High-Tech Park Development Co Ltd A Shares (China)	168,000	907,201
Wharf Holdings Ltd/The	2,051,000	6,790,507
TOTAL REAL ESTATE		86,623,891
Utilities - 0.1%
Gas Utilities - 0.0%
Beijing Enterprises Holdings Ltd	903,000	3,576,294
China Gas Holdings Ltd	4,888,000	4,534,117
China Resources Gas Group Ltd	1,660,600	3,989,183
ENN Energy Holdings Ltd	1,509,300	11,831,877
ENN Natural Gas Co Ltd A Shares (China)	287,400	859,575
Kunlun Energy Co Ltd	7,438,000	7,157,927
		31,948,973
Independent Power and Renewable Electricity Producers - 0.1%
CGN Power Co Ltd A Shares (China)	1,867,800	1,254,829
CGN Power Co Ltd H Shares (d)(e)	17,374,000	7,741,151
China Longyuan Power Group Corp Ltd H Shares	4,823,000	4,109,353
China National Nuclear Power Co Ltd A Shares (China)	2,260,500	2,980,057
China Power International Development Ltd	6,619,699	2,766,897
China Resources Power Holdings Co Ltd	3,971,780	9,794,247
China Three Gorges Renewables Group Co Ltd A Shares (China)	3,008,900	1,804,722
China Yangtze Power Co Ltd A Shares (China)	3,090,400	12,463,870
Datang International Power Generation Co Ltd A Shares (China)	1,260,600	770,564
GD Power Development Co Ltd A Shares (China)	1,801,000	1,251,314
Hanergy Mobile Energy Holding Group Co Ltd (b)(f)	1,902,000	2
Huadian Power International Corp Ltd A Shares (China)	1,049,600	768,007
Huaneng Power International Inc A Shares (China)	1,143,200	1,171,774
Huaneng Power International Inc H Shares	8,028,000	6,427,123
SDIC Power Holdings Co Ltd A Shares (China)	885,100	1,780,925
Shanghai Electric Power Co Ltd A Shares (China)	305,400	762,326
Shenergy Co Ltd A Shares (China)	496,700	659,681
Sichuan Chuantou Energy Co Ltd A Shares (China)	551,800	1,238,691
Wintime Energy Group Co Ltd A Shares (China) (b)	2,404,200	625,516
Zhejiang Zheneng Electric Power Co Ltd A Shares (China)	1,138,500	952,217
		59,323,266
Water Utilities - 0.0%
Guangdong Investment Ltd	5,634,000	5,919,264
TOTAL UTILITIES		97,191,503
TOTAL CHINA		5,343,722,791
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	506,607	10,503,927
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	796,807	6,162,487
TOTAL COLOMBIA		16,666,414
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (b)(c)	1,484,151	12,018,744
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC (United Kingdom)	367,568	22,077,422
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	144,195	7,675,761
Moneta Money Bank AS (d)(e)	477,966	4,207,526
TOTAL FINANCIALS		11,883,287
Industrials - 0.0%
Aerospace & Defense - 0.0%
CSG NV	380,336	8,220,559
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	255,136	14,698,804
TOTAL CZECH REPUBLIC		34,802,650
DENMARK - 0.9%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	150,016	11,398,780
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	178,046	24,109,886
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	1,266,671	65,112,557
Insurance - 0.0%
Tryg A/S	636,376	15,271,865
TOTAL FINANCIALS		80,384,422
Health Care - 0.5%
Biotechnology - 0.0%
Genmab A/S (b)	115,814	30,664,844
Health Care Equipment & Supplies - 0.0%
Coloplast AS Series B	239,836	14,815,549
Demant A/S (b)	183,478	5,820,902
		20,636,451
Pharmaceuticals - 0.5%
Novo Nordisk A/S Series B	6,114,952	260,105,372
TOTAL HEALTH CARE		311,406,667
Industrials - 0.2%
Air Freight & Logistics - 0.1%
DSV A/S	387,880	94,942,161
Building Products - 0.0%
ROCKWOOL A/S Series B	184,697	5,369,343
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	1,917,541	58,963,244
TOTAL INDUSTRIALS		159,274,748
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	668,673	41,087,129
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(d)(e)	1,002,921	26,832,663
TOTAL DENMARK		654,494,295
EGYPT - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	2,715,997	2,016,990
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	4,843,117	12,193,599
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	1,291,218	2,266,254
TOTAL EGYPT		16,476,843
FINLAND - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	270,506	13,124,597
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	513,110	12,622,354
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	804,078	27,716,650
Financials - 0.3%
Banks - 0.2%
Nordea Bank Abp	5,863,234	110,257,489
Insurance - 0.1%
Sampo Oyj A Shares	4,556,210	47,344,670
TOTAL FINANCIALS		157,602,159
Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	207,852	16,759,056
Industrials - 0.1%
Machinery - 0.1%
Kone Oyj B Shares	644,951	41,026,513
Metso Oyj	1,261,477	21,734,217
Wartsila OYJ Abp	956,039	40,113,473
TOTAL INDUSTRIALS		102,874,203
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj	10,060,100	125,213,621
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	1,095,852	12,166,947
UPM-Kymmene Oyj	1,006,049	30,073,688
TOTAL MATERIALS		42,240,635
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	852,275	21,445,844
TOTAL FINLAND		519,599,119
FRANCE - 4.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	3,536,205	73,632,105
Media - 0.1%
Publicis Groupe SA	435,182	40,662,263
TOTAL COMMUNICATION SERVICES		114,294,368
Consumer Discretionary - 0.7%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	1,240,593	44,941,783
Automobiles - 0.0%
Renault SA	365,201	12,829,226
Hotels, Restaurants & Leisure - 0.0%
Accor SA	357,239	17,679,310
Sodexo SA (c)	160,168	8,146,714
Sodexo SA	8,142	413,959
		26,239,983
Textiles, Apparel & Luxury Goods - 0.6%
Hermes International SCA	60,110	114,996,545
Kering SA	141,398	38,900,505
LVMH Moet Hennessy Louis Vuitton SE	472,399	250,270,193
		404,167,243
TOTAL CONSUMER DISCRETIONARY		488,178,235
Consumer Staples - 0.5%
Beverages - 0.0%
Pernod Ricard SA	383,029	28,475,102
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	1,119,571	22,272,037
Food Products - 0.1%
Danone SA	1,228,822	96,275,809
Personal Care Products - 0.4%
L'Oreal SA	432,150	185,657,943
L'Oreal SA (loyalty shares)	23,733	10,196,043
		195,853,986
TOTAL CONSUMER STAPLES		342,876,934
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Bollore SE (c)	1,327,618	8,367,313
TotalEnergies SE	3,769,114	350,748,882
TOTAL ENERGY		359,116,195
Financials - 0.7%
Banks - 0.5%
BNP Paribas SA	1,908,174	200,399,329
Credit Agricole SA	2,009,916	39,257,915
Societe Generale SA Series A	1,310,805	105,519,880
		345,177,124
Capital Markets - 0.0%
Amundi SA (d)(e)	116,952	11,282,831
Financial Services - 0.0%
Eurazeo SE	19,800	1,077,326
Insurance - 0.2%
AXA SA	3,172,356	152,924,357
TOTAL FINANCIALS		510,461,638
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
BioMerieux	79,293	6,672,562
EssilorLuxottica SA	571,826	121,038,175
		127,710,737
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	55,448	10,197,494
Pharmaceuticals - 0.0%
Ipsen SA	71,789	14,070,612
TOTAL HEALTH CARE		151,978,843
Industrials - 1.4%
Aerospace & Defense - 0.8%
Airbus SE	1,128,170	232,582,942
Dassault Aviation SA	37,308	12,995,843
Safran SA	675,143	216,797,072
Thales SA	175,963	48,343,621
		510,719,478
Building Products - 0.1%
Cie de Saint-Gobain SA	844,861	77,406,061
Construction & Engineering - 0.4%
Bouygues SA	365,589	21,573,817
Eiffage SA	130,286	20,948,692
Vinci SA	938,499	141,922,057
		184,444,566
Electrical Equipment - 0.1%
Legrand SA	498,029	89,228,683
Ground Transportation - 0.0%
Ayvens SA (d)(e)	670,574	9,034,980
Machinery - 0.0%
Alstom SA (b)	659,267	13,247,506
Professional Services - 0.0%
Bureau Veritas SA	646,447	19,771,788
Trading Companies & Distributors - 0.0%
Rexel SA	421,986	17,710,636
Transportation Infrastructure - 0.0%
Aeroports de Paris SA (c)	65,766	7,950,185
Getlink SE Series A (c)	573,040	12,825,498
		20,775,683
TOTAL INDUSTRIALS		942,339,381
Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	290,592	35,340,768
Software - 0.0%
Dassault Systemes SE	1,274,315	28,714,927
TOTAL INFORMATION TECHNOLOGY		64,055,695
Materials - 0.2%
Chemicals - 0.2%
Air Liquide SA	790,851	170,144,009
Real Estate - 0.1%
Diversified REITs - 0.0%
Covivio SA/France	106,372	7,016,204
Office REITs - 0.0%
Gecina SA	87,479	7,376,820
Retail REITs - 0.1%
Klepierre SA	407,770	16,491,841
Unibail-Rodamco-Westfield unit	231,120	27,966,287
		44,458,128
TOTAL REAL ESTATE		58,851,152
Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	2,602,421	85,735,083
Engie SA	863,500	28,447,451
Veolia Environnement SA	1,195,140	50,541,520
TOTAL UTILITIES		164,724,054
TOTAL FRANCE		3,367,020,504
GERMANY - 5.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Deutsche Telekom AG	6,984,880	225,616,137
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	119,263	7,859,485
Interactive Media & Services - 0.0%
Scout24 SE (d)(e)	143,448	11,953,400
TOTAL COMMUNICATION SERVICES		245,429,022
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Continental AG (b)	209,424	15,774,833
Automobiles - 0.2%
Bayerische Motoren Werke AG	527,563	48,246,063
Mercedes-Benz Group AG	1,371,042	79,918,226
Volkswagen AG	160	16,519
		128,180,808
Specialty Retail - 0.0%
Zalando SE (b)(d)(e)	427,691	10,556,209
Textiles, Apparel & Luxury Goods - 0.1%
Adidas AG	324,851	56,217,967
TOTAL CONSUMER DISCRETIONARY		210,729,817
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	193,861	13,367,091
Personal Care Products - 0.0%
Beiersdorf AG (c)	184,415	15,287,952
TOTAL CONSUMER STAPLES		28,655,043
Financials - 1.1%
Banks - 0.1%
Commerzbank AG	1,392,050	57,525,375
Capital Markets - 0.3%
Deutsche Bank AG	3,445,937	107,174,585
Deutsche Boerse AG	357,473	109,671,963
		216,846,548
Insurance - 0.7%
Allianz SE	721,991	329,756,767
Hannover Rueck SE	114,409	34,589,529
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	247,950	148,646,130
Talanx AG	122,352	15,925,065
		528,917,491
TOTAL FINANCIALS		803,289,414
Health Care - 0.3%
Health Care Equipment & Supplies - 0.0%
Siemens Healthineers AG (d)(e)	643,434	26,383,491
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	410,438	18,571,694
Fresenius Medical Care AG ADR	15,301	345,344
Fresenius SE & Co KGaA	803,030	38,890,430
		57,807,468
Pharmaceuticals - 0.2%
Bayer AG	1,865,880	83,325,317
Merck KGaA	245,462	31,703,917
		115,029,234
TOTAL HEALTH CARE		199,220,193
Industrials - 1.7%
Aerospace & Defense - 0.3%
Hensoldt AG (c)	120,916	10,910,728
MTU Aero Engines AG	102,310	34,978,177
Rheinmetall AG	87,365	139,018,217
		184,907,122
Air Freight & Logistics - 0.1%
Deutsche Post AG	1,746,137	103,396,198
Construction & Engineering - 0.0%
HOCHTIEF AG	29,569	15,866,512
Electrical Equipment - 0.5%
Siemens Energy AG	1,471,725	311,914,038
Industrial Conglomerates - 0.7%
Siemens AG	1,442,998	428,802,977
Machinery - 0.1%
Daimler Truck Holding AG	872,306	43,997,311
Gea Group Ag	279,246	19,123,458
Knorr-Bremse AG	138,066	16,050,177
Rational AG	9,750	7,134,765
		86,305,711
Passenger Airlines - 0.0%
Deutsche Lufthansa AG (c)	1,129,946	9,681,885
Trading Companies & Distributors - 0.0%
Brenntag SE (c)	233,106	16,984,148
TOTAL INDUSTRIALS		1,157,858,591
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	2,481,640	166,903,468
Software - 0.5%
Nemetschek SE	110,711	8,030,042
SAP SE	1,982,895	332,914,572
		340,944,614
TOTAL INFORMATION TECHNOLOGY		507,848,082
Materials - 0.3%
Chemicals - 0.2%
BASF SE	1,694,884	108,704,090
Evonik Industries AG	480,855	9,977,805
Symrise AG	252,554	22,341,095
		141,022,990
Construction Materials - 0.1%
Heidelberg Materials AG	254,163	56,079,355
TOTAL MATERIALS		197,102,345
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	141,921	9,935,637
Vonovia SE	1,449,960	39,066,575
TOTAL REAL ESTATE		49,002,212
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	1,200,609	87,419,439
Multi-Utilities - 0.2%
E.ON SE	4,260,551	94,457,475
TOTAL UTILITIES		181,876,914
TOTAL GERMANY		3,581,011,633
GREECE - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	305,661	6,518,288
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Allwyn AG	350,525	5,005,874
Specialty Retail - 0.0%
FF Group (b)(f)	7,962	0
JUMBO SA	217,967	5,945,187
		5,945,187
TOTAL CONSUMER DISCRETIONARY		10,951,061
Financials - 0.1%
Banks - 0.1%
Alpha Bank SA	3,082,217	12,369,660
Eurobank SA	4,828,021	20,852,377
National Bank of Greece SA	1,650,124	25,999,769
Piraeus Bank SA	2,113,183	19,717,091
TOTAL FINANCIALS		78,938,897
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	350,203	7,402,394
TOTAL GREECE		103,810,640
HONG KONG - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	7,137,479	11,578,068
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (d)(e)	15,858,243	19,395,374
Financials - 0.7%
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR	108,226	16,721,999
Hong Kong Exchanges & Clearing Ltd	2,287,384	121,832,365
		138,554,364
Insurance - 0.5%
AIA Group Ltd	19,952,009	219,048,515
Prudential PLC	4,837,368	72,896,953
Prudential PLC rights (b)(g)	4,565,648	866,063
		292,811,531
TOTAL FINANCIALS		431,365,895
Industrials - 0.1%
Ground Transportation - 0.0%
MTR Corp Ltd	2,920,120	12,478,169
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares	668,060	7,266,479
Machinery - 0.1%
Techtronic Industries Co Ltd	2,782,370	40,343,530
Marine Transportation - 0.0%
Orient Overseas International Ltd	249,000	4,347,065
TOTAL INDUSTRIALS		64,435,243
Materials - 0.0%
Metals & Mining - 0.0%
Zijin Gold International Co Ltd	407,300	8,045,615
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	3,663,139	23,075,049
Henderson Land Development Co Ltd	2,730,869	10,794,324
Hongkong Land Holdings Ltd (Singapore)	2,053,345	16,233,825
Sino Land Co Ltd (c)	6,989,527	11,208,200
Sun Hung Kai Properties Ltd	2,753,422	48,204,392
Wharf Real Estate Investment Co Ltd	3,186,349	9,978,038
		119,493,828
Retail REITs - 0.0%
Link REIT	4,971,665	25,033,792
TOTAL REAL ESTATE		144,527,620
Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	1,189,131	10,010,800
CLP Holdings Ltd	3,118,976	29,989,958
Power Assets Holdings Ltd	2,636,426	21,787,623
		61,788,381
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	21,179,350	19,608,321
TOTAL UTILITIES		81,396,702
TOTAL HONG KONG		760,744,517
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	775,677	10,339,270
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	425,093	56,990,928
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	265,857	11,198,301
TOTAL HUNGARY		78,528,499
INDIA - 3.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd (b)	2,492,549	10,805,026
Tata Communications Ltd	218,477	3,653,344
		14,458,370
Interactive Media & Services - 0.0%
Info Edge India Ltd	681,876	7,027,072
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	4,872,590	97,406,566
Vodafone Idea Ltd (b)	51,901,852	5,617,219
		103,023,785
TOTAL COMMUNICATION SERVICES		124,509,227
Consumer Discretionary - 0.5%
Automobile Components - 0.1%
Balkrishna Industries Ltd	147,962	3,385,235
Bharat Forge Ltd	456,843	9,107,191
Bosch Ltd	14,070	5,353,253
MRF Ltd	4,464	6,123,123
Samvardhana Motherson International Ltd	8,075,395	10,386,437
Tube Investments of India Ltd	203,072	6,323,647
		40,678,886
Automobiles - 0.3%
Bajaj Auto Ltd	126,305	13,345,254
Eicher Motors Ltd	261,163	19,651,956
Hero MotoCorp Ltd	225,590	12,190,667
Hyundai Motor India Ltd	310,485	5,974,783
Mahindra & Mahindra Ltd	1,771,596	58,105,781
Maruti Suzuki India Ltd	239,014	33,721,618
Tata Motors Passenger Vehicles Limited	3,844,763	13,902,204
TVS Motor Co Ltd	452,006	16,739,302
		173,631,565
Broadline Retail - 0.0%
Vishal Mega Mart Ltd (b)	4,036,697	5,228,867
Hotels, Restaurants & Leisure - 0.0%
Eternal Ltd (b)	4,509,897	11,834,043
Indian Hotels Co Ltd/The	1,656,916	11,157,649
Jubilant Foodworks Ltd	762,107	3,856,948
Swiggy Ltd (b)	2,632,157	7,553,284
		34,401,924
Household Durables - 0.0%
Dixon Technologies India Ltd (d)	69,311	8,208,232
Specialty Retail - 0.0%
FSN E-Commerce Ventures Ltd (b)	2,199,864	6,174,343
Trent Ltd	340,376	14,943,984
		21,118,327
Textiles, Apparel & Luxury Goods - 0.1%
Kalyan Jewellers India Ltd	788,548	3,452,118
Page Industries Ltd	11,751	4,572,886
Titan Co Ltd	673,735	31,279,150
		39,304,154
TOTAL CONSUMER DISCRETIONARY		322,571,955
Consumer Staples - 0.2%
Beverages - 0.0%
United Spirits Ltd	553,334	7,752,179
Varun Beverages Ltd	2,541,416	13,843,637
		21,595,816
Consumer Staples Distribution & Retail - 0.0%
Avenue Supermarts Ltd (b)(d)(e)	308,796	14,991,664
Food Products - 0.1%
Britannia Industries Ltd	205,247	12,481,786
Marico Ltd	989,908	8,103,871
Nestle India Ltd	1,278,730	19,701,186
Tata Consumer Products Ltd	1,126,655	13,615,314
		53,902,157
Personal Care Products - 0.1%
Colgate-Palmolive India Ltd	234,895	5,204,244
Dabur India Ltd	1,022,544	4,771,434
Godrej Consumer Products Ltd	780,267	8,819,794
Hindustan Unilever Ltd	1,560,370	37,095,719
		55,891,191
Tobacco - 0.0%
ITC Ltd	5,709,990	19,012,402
TOTAL CONSUMER STAPLES		165,393,230
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Bharat Petroleum Corp Ltd	2,883,061	9,180,540
Coal India Ltd	3,505,730	17,830,970
Hindustan Petroleum Corp Ltd	1,821,092	7,218,859
Indian Oil Corp Ltd	5,354,472	8,061,045
Oil & Natural Gas Corp Ltd	5,953,445	18,873,940
Oil India Ltd	927,603	4,816,508
Petronet LNG Ltd	1,429,877	4,183,895
Reliance Industries Ltd	11,557,253	175,288,823
TOTAL ENERGY		245,454,580
Financials - 1.1%
Banks - 0.7%
AU Small Finance Bank Ltd (d)(e)	1,039,763	11,169,321
Axis Bank Ltd	4,361,749	58,504,612
Bank of Baroda	1,968,480	5,492,342
Canara Bank	3,465,390	4,946,146
HDFC Bank Ltd	21,612,534	176,777,500
ICICI Bank Ltd	10,044,627	134,787,552
IDFC First Bank Ltd	6,870,175	5,068,883
IndusInd Bank Ltd (b)	1,101,221	10,692,743
Kotak Mahindra Bank Ltd	10,381,572	42,164,108
Punjab National Bank	4,386,025	5,081,230
State Bank of India	3,503,255	39,626,893
Union Bank of India Ltd	2,910,186	5,118,755
Yes Bank Ltd (b)	30,088,179	6,358,515
		505,788,600
Capital Markets - 0.0%
BSE Ltd	379,752	14,668,307
HDFC Asset Management Co Ltd (d)(e)	366,868	10,527,012
		25,195,319
Consumer Finance - 0.2%
Bajaj Finance Ltd	5,318,099	52,824,865
Cholamandalam Investment and Finance Co Ltd	798,242	13,233,184
L&T Finance Ltd	1,688,621	5,003,632
Muthoot Finance Ltd	229,217	8,306,185
SBI Cards & Payment Services Ltd	550,594	3,756,570
Shriram Finance Ltd	2,685,160	26,706,587
Sundaram Finance Ltd	124,731	5,979,106
		115,810,129
Financial Services - 0.1%
Aditya Birla Capital Ltd (b)	1,506,772	5,515,030
Bajaj Finserv Ltd	726,595	13,440,776
Bajaj Holdings & Investment Ltd	50,877	5,532,919
Jio Financial Services Ltd	5,437,900	14,178,612
One 97 Communications Ltd (b)	732,689	8,515,310
Power Finance Corp Ltd	2,792,704	13,258,509
REC Ltd	2,250,054	8,448,610
		68,889,766
Insurance - 0.1%
HDFC Life Insurance Co Ltd (d)(e)	1,831,978	11,379,662
ICICI Lombard General Insurance Co Ltd (d)(e)	465,004	8,675,012
ICICI Prudential Life Insurance Co Ltd (d)(e)	694,575	3,770,206
PB Fintech Ltd (b)	647,643	11,429,034
SBI Life Insurance Co Ltd (d)(e)	857,370	16,467,051
		51,720,965
TOTAL FINANCIALS		767,404,779
Health Care - 0.2%
Health Care Providers & Services - 0.0%
Apollo Hospitals Enterprise Ltd	202,683	16,361,371
Fortis Healthcare Ltd	944,100	9,234,222
Max Healthcare Institute Ltd	1,463,373	15,397,526
		40,993,119
Life Sciences Tools & Services - 0.0%
Divi's Laboratories Ltd	226,881	15,611,837
Pharmaceuticals - 0.2%
Alkem Laboratories Ltd	91,892	5,244,246
Aurobindo Pharma Ltd	499,357	7,348,599
Cipla Ltd/India	1,065,796	14,770,794
Dr Reddy's Laboratories Ltd	1,033,243	14,430,717
Lupin Ltd	475,768	11,629,713
Mankind Pharma Ltd	237,016	5,641,832
Sun Pharmaceutical Industries Ltd	1,822,932	34,921,110
Torrent Pharmaceuticals Ltd	222,287	9,821,127
Zydus Lifesciences Ltd	387,191	3,659,914
		107,468,052
TOTAL HEALTH CARE		164,073,008
Industrials - 0.4%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	6,945,925	31,710,862
Hindustan Aeronautics Ltd (d)	381,193	17,502,372
		49,213,234
Building Products - 0.0%
Astral Ltd	231,451	3,746,227
Supreme Industries Ltd	121,279	4,660,303
		8,406,530
Construction & Engineering - 0.1%
Larsen & Toubro Ltd	1,279,713	54,364,163
Rail Vikas Nigam Ltd (d)	934,478	2,949,676
Voltas Ltd	411,891	6,237,527
		63,551,366
Electrical Equipment - 0.1%
ABB India Ltd	101,046	7,719,243
Bharat Heavy Electricals Ltd	2,325,133	8,669,289
CG Power & Industrial Solutions Ltd	1,369,054	11,761,798
GE Vernova T&D India Ltd	239,766	11,279,413
Havells India Ltd	420,848	5,511,921
Hitachi Energy India Ltd	25,456	9,042,740
Polycab India Ltd	100,560	8,637,188
Siemens Energy India Ltd	169,863	5,900,139
Suzlon Energy Ltd (b)	19,650,615	11,584,872
		80,106,603
Industrial Conglomerates - 0.0%
Siemens Ltd (b)	170,019	6,852,614
Machinery - 0.1%
Ashok Leyland Ltd	5,597,915	9,622,011
Cummins India Ltd	263,890	14,703,032
Tata Motors Ltd /new (b)	3,851,451	16,828,806
		41,153,849
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (d)(e)	357,384	16,322,445
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	305,622	7,796,642
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	1,017,567	17,880,242
GMR Airports Ltd (b)	5,024,529	5,134,745
		23,014,987
TOTAL INDUSTRIALS		296,418,270
Information Technology - 0.3%
IT Services - 0.3%
HCL Technologies Ltd	1,803,400	22,938,257
Infosys Ltd	6,159,869	77,550,389
LTM Ltd (d)(e)	141,520	6,417,398
Mphasis Ltd	237,834	5,742,324
Persistent Systems Ltd	206,935	10,573,426
Tata Consultancy Services Ltd	1,716,630	45,050,119
Tech Mahindra Ltd	1,025,082	16,024,250
Wipro Ltd	4,940,393	10,527,241
		194,823,404
Semiconductors & Semiconductor Equipment - 0.0%
WAAREE Energies Ltd	164,995	5,452,846
Software - 0.0%
Oracle Financial Services Software Ltd	38,990	4,029,345
TOTAL INFORMATION TECHNOLOGY		204,305,595
Materials - 0.3%
Chemicals - 0.1%
Asian Paints Ltd	728,861	18,913,556
Coromandel International Ltd	225,601	4,733,556
PI Industries Ltd	145,720	4,701,262
Pidilite Industries Ltd	583,163	8,489,654
Solar Industries India Ltd	51,738	8,451,796
SRF Ltd	283,199	7,561,467
UPL Ltd	964,374	6,561,534
		59,412,825
Construction Materials - 0.0%
Ambuja Cements Ltd	1,190,706	5,600,330
Grasim Industries Ltd	518,304	15,327,852
Shree Cement Ltd	17,303	4,424,359
UltraTech Cement Ltd	223,872	27,469,879
		52,822,420
Metals & Mining - 0.2%
APL Apollo Tubes Ltd	342,549	6,907,586
Hindalco Industries Ltd	2,557,842	28,103,071
Jindal Stainless Ltd	625,784	5,085,431
Jindal Steel Ltd	676,689	8,756,826
JSW Steel Ltd	1,156,565	15,484,313
NMDC Ltd	5,822,525	5,573,340
Tata Steel Ltd	14,208,386	31,773,450
Vedanta Aluminium Metal Ltd (f)	2,596,573	3,311,034
Vedanta Iron and Steel Ltd (f)	2,596,573	3,311,034
Vedanta Ltd	2,596,573	7,457,080
		115,763,165
TOTAL MATERIALS		227,998,410
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
DLF Ltd	1,418,162	8,827,892
Godrej Properties Ltd (b)	288,243	5,597,490
Lodha Developers Ltd (d)(e)	572,956	5,461,411
Oberoi Realty Ltd	243,010	4,297,740
Phoenix Mills Ltd/The	375,397	7,001,066
Prestige Estates Projects Ltd	331,032	4,959,585
TOTAL REAL ESTATE		36,145,184
Utilities - 0.2%
Electric Utilities - 0.1%
Power Grid Corp of India Ltd	8,826,867	29,725,700
Tata Power Co Ltd/The	3,079,269	14,491,542
Torrent Power Ltd	337,002	6,201,786
		50,419,028
Gas Utilities - 0.0%
GAIL India Ltd	4,322,686	7,478,053
Independent Power and Renewable Electricity Producers - 0.1%
Adani Power Ltd (b)	5,483,021	12,902,360
JSW Energy Ltd	831,812	4,938,001
Malco Energy Ltd (f)	2,596,573	3,311,034
NHPC Ltd	5,711,813	5,027,513
NTPC Ltd	8,273,520	34,936,190
Talwandi Sabo Power Ltd (f)	2,596,573	3,311,034
		64,426,132
TOTAL UTILITIES		122,323,213
TOTAL INDIA		2,676,597,451
INDONESIA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	94,299,600	15,425,810
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (b)	1,712,522,764	5,347,019
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	33,479,000	2,562,103
Food Products - 0.0%
Charoen Pokphand Indonesia Tbk PT	13,484,900	3,148,876
TOTAL CONSUMER STAPLES		5,710,979
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Dian Swastatika Sentosa Tbk PT (b)	47,606,800	4,459,648
Petrindo Jaya Kreasi Tbk PT (b)	42,898,600	2,983,168
United Tractors Tbk PT	2,848,312	4,818,337
TOTAL ENERGY		12,261,153
Financials - 0.2%
Banks - 0.2%
Bank Central Asia Tbk PT	105,433,700	35,746,268
Bank Mandiri Persero Tbk PT	71,098,800	18,091,200
Bank Negara Indonesia Persero Tbk PT	28,595,478	6,161,151
Bank Rakyat Indonesia Persero Tbk PT	129,785,000	22,452,106
TOTAL FINANCIALS		82,450,725
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Astra International Tbk PT	38,117,000	13,205,218
Jardine Matheson Holdings Ltd (Singapore)	309,264	21,083,236
TOTAL INDUSTRIALS		34,288,454
Materials - 0.0%
Chemicals - 0.0%
Barito Pacific Tbk PT (b)	44,651,517	4,744,158
Chandra Asri Pacific Tbk PT	16,353,300	5,013,845
		9,758,003
Metals & Mining - 0.0%
Amman Mineral Internasional PT (b)	27,590,700	8,141,670
Bumi Resources Minerals Tbk PT (b)	108,136,904	5,035,789
		13,177,459
TOTAL MATERIALS		22,935,462
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Barito Renewables Energy Tbk PT (b)	15,320,500	3,974,077
TOTAL INDONESIA		182,393,679
IRELAND - 0.3%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	305,511	25,888,247
Financials - 0.2%
Banks - 0.2%
AIB Group PLC	4,058,200	46,666,958
Bank of Ireland Group PLC	1,810,800	35,576,608
TOTAL FINANCIALS		82,243,566
Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	290,706	26,834,365
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	317,804	45,194,907
TOTAL INDUSTRIALS		72,029,272
TOTAL IRELAND		180,161,085
ISRAEL - 0.6%
Financials - 0.3%
Banks - 0.3%
Bank Hapoalim BM	2,374,010	63,631,763
Bank Leumi Le-Israel BM	2,813,786	71,190,624
Israel Discount Bank Ltd Class A	2,324,088	25,876,200
Mizrahi Tefahot Bank Ltd	295,959	23,293,186
		183,991,773
Insurance - 0.0%
Phoenix Financial Ltd	433,607	26,080,407
TOTAL FINANCIALS		210,072,180
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)(c)	2,177,937	76,380,251
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd	52,928	43,875,790
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Nova Ltd (Israel) (b)	56,428	27,843,109
Tower Semiconductor Ltd (b)	213,861	43,980,168
		71,823,277
Software - 0.0%
Check Point Software Technologies Ltd (b)	163,289	18,365,114
Nice Ltd (b)	111,597	11,266,650
Nice Ltd ADR (b)(c)	5,829	594,674
		30,226,438
TOTAL INFORMATION TECHNOLOGY		102,049,715
Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	1,471,813	7,908,919
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Azrieli Group Ltd	80,752	12,924,703
TOTAL ISRAEL		453,211,558
ITALY - 1.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia SpA/Milano (b)	21,963,517	17,307,001
Telecom Italia SpA/Milano savings shares (b)	11,421,430	10,525,419
TOTAL COMMUNICATION SERVICES		27,832,420
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Ferrari NV (Italy) (c)	239,341	82,402,768
Textiles, Apparel & Luxury Goods - 0.0%
Moncler SpA	443,986	26,700,352
TOTAL CONSUMER DISCRETIONARY		109,103,120
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC AG	413,928	24,107,209
Davide Campari-Milano NV (c)	1,168,917	8,642,966
TOTAL CONSUMER STAPLES		32,750,175
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Eni SpA	3,882,194	109,774,526
Financials - 0.9%
Banks - 0.8%
Banca Monte dei Paschi di Siena SpA (c)	3,751,892	39,859,650
Banco BPM SpA (c)	2,160,406	31,402,917
BPER Banca SPA	2,971,176	43,707,571
FinecoBank Banca Fineco SpA	1,163,150	28,776,962
Intesa Sanpaolo SpA	26,440,647	179,643,903
UniCredit SpA	2,662,073	205,731,353
		529,122,356
Financial Services - 0.0%
Banca Mediolanum SpA	427,667	9,350,982
Poste Italiane SpA (c)(d)(e)	869,237	23,045,866
		32,396,848
Insurance - 0.1%
Generali	1,616,787	72,451,443
Unipol Assicurazioni SpA	682,358	17,778,858
		90,230,301
TOTAL FINANCIALS		651,749,505
Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	219,221	12,771,812
Industrials - 0.2%
Aerospace & Defense - 0.1%
Leonardo SpA	768,991	48,020,239
Electrical Equipment - 0.1%
Prysmian SpA	535,036	81,383,909
Passenger Airlines - 0.0%
Ryanair Holdings PLC	1,596,850	41,896,849
TOTAL INDUSTRIALS		171,300,997
Utilities - 0.4%
Electric Utilities - 0.3%
Enel SpA	15,442,043	180,296,588
Terna - Rete Elettrica Nazionale	2,670,451	32,125,292
		212,421,880
Gas Utilities - 0.1%
Italgas SpA	1,153,142	13,926,333
Snam SpA	3,810,607	30,080,817
		44,007,150
TOTAL UTILITIES		256,429,030
TOTAL ITALY		1,371,711,585
JAPAN - 13.4%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.1%
NTT Inc	56,653,975	55,184,453
Entertainment - 0.2%
Capcom Co Ltd (c)	659,200	13,918,095
Konami Group Corp	190,936	22,926,309
Nexon Co Ltd	705,859	11,916,660
Nintendo Co Ltd	2,096,490	102,557,971
Toho Co Ltd/Tokyo (c)	1,006,625	9,279,689
		160,598,724
Interactive Media & Services - 0.0%
LY Corp	5,228,449	13,752,008
Wireless Telecommunication Services - 0.6%
KDDI Corp	5,567,114	91,103,259
SoftBank Corp (c)	54,594,870	76,840,607
SoftBank Group Corp	7,050,476	240,835,982
		408,779,848
TOTAL COMMUNICATION SERVICES		638,315,033
Consumer Discretionary - 2.0%
Automobile Components - 0.3%
Aisin Corp	938,903	14,888,580
Bridgestone Corp	2,166,790	45,028,184
Denso Corp	3,314,000	39,595,857
Sumitomo Electric Industries Ltd	1,357,203	89,350,447
		188,863,068
Automobiles - 0.7%
Honda Motor Co Ltd (c)	7,014,358	56,917,597
Isuzu Motors Ltd (c)	1,018,492	14,033,308
Nissan Motor Co Ltd (b)	4,237,325	9,695,075
Subaru Corp	1,113,778	16,589,959
Suzuki Motor Corp	2,987,028	33,405,241
Toyota Motor Corp	17,990,630	345,337,656
Yamaha Motor Co Ltd (c)	1,743,317	12,245,017
		488,223,853
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	3,622,655	20,489,930
Rakuten Group Inc (b)	2,891,160	14,076,529
Ryohin Keikaku Co Ltd	960,900	22,257,149
		56,823,608
Hotels, Restaurants & Leisure - 0.0%
Oriental Land Co Ltd/Japan (c)	2,049,640	28,516,610
Zensho Holdings Co Ltd	183,400	10,108,094
		38,624,704
Household Durables - 0.5%
Panasonic Holdings Corp	4,427,393	90,565,910
Sekisui House Ltd	1,128,403	24,569,830
Sony Group Corp	11,675,400	233,920,516
		349,056,256
Leisure Products - 0.1%
Bandai Namco Holdings Inc	1,112,594	25,539,932
Shimano Inc	140,090	14,697,526
		40,237,458
Specialty Retail - 0.3%
Fast Retailing Co Ltd	362,489	170,640,008
Nitori Holdings Co Ltd (c)	762,610	11,024,877
Sanrio Co Ltd (c)	1,702,800	9,923,258
ZOZO Inc (c)	851,189	5,712,732
		197,300,875
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	1,325,549	37,642,443
TOTAL CONSUMER DISCRETIONARY		1,396,772,265
Consumer Staples - 0.5%
Beverages - 0.1%
Asahi Group Holdings Ltd (c)	2,881,851	28,373,639
Kirin Holdings Co Ltd	1,473,820	23,240,750
Suntory Beverage & Food Ltd	262,603	7,567,784
		59,182,173
Consumer Staples Distribution & Retail - 0.1%
Aeon Co Ltd	4,229,134	41,076,263
MatsukiyoCocokara & Co	612,600	8,971,958
Seven & i Holdings Co Ltd	3,954,516	47,173,200
Tsuruha Holdings Inc (c)	432,800	5,706,458
		102,927,879
Food Products - 0.1%
Ajinomoto Co Inc	1,718,730	55,240,704
Kikkoman Corp (c)	1,288,340	11,704,992
		66,945,696
Household Products - 0.0%
Unicharm Corp	2,119,191	12,379,867
Personal Care Products - 0.1%
Kao Corp	861,226	32,092,612
Shiseido Co Ltd (c)	760,275	15,528,549
		47,621,161
Tobacco - 0.1%
Japan Tobacco Inc	2,277,526	84,848,630
TOTAL CONSUMER STAPLES		373,905,406
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ENEOS Holdings Inc	5,138,764	43,157,830
Idemitsu Kosan Co Ltd	1,466,835	12,550,737
Inpex Corp	1,675,012	43,667,865
TOTAL ENERGY		99,376,432
Financials - 2.4%
Banks - 1.5%
Chiba Bank Ltd/The	1,073,294	14,814,903
Japan Post Bank Co Ltd	3,394,753	58,254,926
Mitsubishi UFJ Financial Group Inc	21,404,418	384,484,149
Mizuho Financial Group Inc	4,727,532	203,296,711
Resona Holdings Inc	3,943,889	49,328,864
Sumitomo Mitsui Financial Group Inc (c)	6,957,216	245,652,716
Sumitomo Mitsui Trust Group Inc	1,204,514	40,270,917
Yokohama Financial Group Inc	1,960,388	18,609,193
		1,014,712,379
Capital Markets - 0.2%
Daiwa Securities Group Inc	2,532,051	23,833,856
Japan Exchange Group Inc	1,861,888	22,178,304
Nomura Holdings Inc	5,703,565	45,684,601
SBI Holdings Inc	1,067,630	21,542,666
		113,239,427
Financial Services - 0.1%
Mitsubishi HC Capital Inc	1,669,216	15,161,670
ORIX Corp	2,208,854	74,342,276
Sony Financial Group Inc	11,345,700	10,178,987
		99,682,933
Insurance - 0.6%
Daiichi Life Group Inc	6,675,464	61,118,462
Japan Post Holdings Co Ltd	3,383,846	39,242,667
Japan Post Insurance Co Ltd	1,060,926	10,344,676
MS&AD Insurance Group Holdings Inc	2,440,445	62,753,823
Sompo Holdings Inc (c)	1,684,662	62,695,401
T&D Holdings Inc	879,353	21,304,976
Tokio Marine Holdings Inc	3,488,324	159,753,975
		417,213,980
TOTAL FINANCIALS		1,644,848,719
Health Care - 0.8%
Health Care Equipment & Supplies - 0.3%
Hoya Corp	642,782	120,035,554
Olympus Corp	2,117,963	20,831,261
Sysmex Corp	959,487	8,472,693
Terumo Corp	2,532,048	32,217,832
		181,557,340
Health Care Technology - 0.0%
M3 Inc (c)	840,602	8,097,064
Pharmaceuticals - 0.5%
Astellas Pharma Inc	3,438,265	48,726,210
Chugai Pharmaceutical Co Ltd	1,275,424	68,017,598
Daiichi Sankyo Co Ltd	3,417,196	55,509,235
Eisai Co Ltd	499,897	14,963,138
Kyowa Kirin Co Ltd	450,221	6,782,987
Otsuka Holdings Co Ltd	825,103	60,135,341
Shionogi & Co Ltd	1,437,682	29,045,424
Takeda Pharmaceutical Co Ltd	3,020,520	100,984,426
		384,164,359
TOTAL HEALTH CARE		573,818,763
Industrials - 3.6%
Building Products - 0.1%
AGC Inc	372,196	13,348,409
Daikin Industries Ltd	500,782	70,758,094
		84,106,503
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	748,242	14,172,551
Secom Co Ltd	752,318	27,391,712
TOPPAN Holdings Inc	448,177	13,321,417
		54,885,680
Construction & Engineering - 0.2%
Kajima Corp	803,778	31,414,918
Obayashi Corp	1,209,385	28,433,465
Shimizu Corp	955,300	18,456,490
Taisei Corp	278,602	30,211,822
		108,516,695
Electrical Equipment - 0.4%
Fuji Electric Co Ltd	269,904	22,684,030
Fujikura Ltd	2,865,900	110,575,019
Mitsubishi Electric Corp	3,611,797	144,944,994
NIDEC CORP (c)	1,585,712	24,425,939
		302,629,982
Ground Transportation - 0.2%
Central Japan Railway Co	1,466,190	35,174,591
East Japan Railway Co	1,830,143	39,950,052
Hankyu Hanshin Holdings Inc	453,680	13,151,781
Seibu Holdings Inc	399,100	9,391,819
Tokyu Corp	949,075	10,092,948
West Japan Railway Co	778,960	14,100,415
		121,861,606
Industrial Conglomerates - 0.4%
Hikari Tsushin Inc	33,370	8,103,440
Hitachi Ltd	8,699,045	276,615,269
Sekisui Chemical Co Ltd	687,039	10,528,101
		295,246,810
Machinery - 0.8%
Daifuku Co Ltd (c)	613,927	26,841,908
Ebara Corp (c)	878,800	30,061,912
FANUC Corp	1,772,625	78,302,351
IHI Corp	1,955,100	35,711,014
Kawasaki Heavy Industries Ltd (c)	1,436,300	29,528,048
Komatsu Ltd	1,805,864	77,323,484
Kubota Corp	1,838,467	30,011,957
Makita Corp	425,568	15,802,613
MINEBEA MITSUMI Inc	690,800	13,811,208
Mitsubishi Heavy Industries Ltd	6,085,880	181,638,555
SMC Corp	109,155	53,676,092
Toyota Industries Corp (b)(c)	64,600	8,415,578
		581,124,720
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd (c)	657,400	10,717,859
Mitsui OSK Lines Ltd	654,000	24,704,303
Nippon Yusen KK (c)	780,433	28,047,748
		63,469,910
Passenger Airlines - 0.0%
ANA Holdings Inc	309,051	5,135,873
Japan Airlines Co Ltd	281,926	4,433,532
		9,569,405
Professional Services - 0.2%
Recruit Holdings Co Ltd	2,672,483	123,802,680
Trading Companies & Distributors - 1.1%
ITOCHU Corp	11,277,555	139,763,978
Marubeni Corp	2,680,245	104,318,081
Mitsubishi Corp (c)	6,119,103	195,974,346
Mitsui & Co Ltd	4,689,092	176,056,355
MonotaRO Co Ltd (c)	476,808	5,669,575
Sumitomo Corp	2,069,069	76,932,550
Toyota Tsusho Corp	1,311,185	51,471,620
		750,186,505
TOTAL INDUSTRIALS		2,495,400,496
Information Technology - 2.2%
Electronic Equipment, Instruments & Components - 0.6%
Ibiden Co Ltd (c)	455,500	38,958,985
Keyence Corp	369,529	169,490,361
Kyocera Corp	2,444,024	42,467,333
Murata Manufacturing Co Ltd	3,169,683	105,120,169
Shimadzu Corp	444,877	10,341,380
TDK Corp	3,694,235	67,546,883
Yokogawa Electric Corp	436,000	15,180,536
		449,105,647
IT Services - 0.3%
Fujitsu Ltd	3,343,780	67,114,187
NEC Corp	2,461,815	65,484,310
Nomura Research Institute Ltd	717,780	19,372,711
Obic Co Ltd	616,260	16,375,979
Otsuka Corp	435,964	8,087,143
TIS Inc (c)	395,667	8,623,574
		185,057,904
Semiconductors & Semiconductor Equipment - 1.2%
Advantest Corp	1,455,028	271,680,748
Disco Corp	175,187	83,350,908
Kioxia Holdings Corp (b)	360,000	87,105,119
Lasertec Corp	152,395	42,118,690
Renesas Electronics Corp	3,377,083	68,293,560
SCREEN Holdings Co Ltd (c)	308,900	20,480,398
Tokyo Electron Ltd	851,058	250,792,176
		823,821,599
Software - 0.0%
Oracle Corp Japan	73,903	4,112,326
Technology Hardware, Storage & Peripherals - 0.1%
Canon Inc	1,644,728	42,313,194
Canon Inc ADR	41	1,049
FUJIFILM Holdings Corp	2,125,144	39,110,387
		81,424,630
TOTAL INFORMATION TECHNOLOGY		1,543,522,106
Materials - 0.5%
Chemicals - 0.4%
Asahi Kasei Corp	2,467,925	24,284,018
Mitsubishi Chemical Group Corp	2,302,184	13,496,423
Nippon Paint Holdings Co Ltd (c)	1,800,030	11,352,840
Nippon Sanso Holdings Corp	329,086	11,602,081
Nitto Denko Corp	1,291,150	24,558,023
Shin-Etsu Chemical Co Ltd	3,204,085	147,523,126
Toray Industries Inc	2,636,019	18,925,968
		251,742,479
Metals & Mining - 0.1%
JFE Holdings Inc (c)	1,089,390	11,964,058
JX Advanced Metals Corp	1,058,400	32,836,167
Nippon Steel Corp (c)	9,170,295	33,760,450
Sumitomo Metal Mining Co Ltd	469,932	28,892,792
		107,453,467
TOTAL MATERIALS		359,195,946
Real Estate - 0.3%
Office REITs - 0.0%
Nippon Building Fund Inc	14,783	12,414,331
Real Estate Management & Development - 0.3%
Daito Trust Construction Co Ltd	557,005	12,528,725
Daiwa House Industry Co Ltd	1,062,308	32,412,040
Hulic Co Ltd	873,872	9,855,948
Mitsubishi Estate Co Ltd	2,019,512	57,552,541
Mitsui Fudosan Co Ltd	5,019,230	54,970,763
Sumitomo Realty & Development Co Ltd	1,155,758	35,828,049
		203,148,066
TOTAL REAL ESTATE		215,562,397
Utilities - 0.1%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	1,294,895	22,270,741
Kansai Electric Power Co Inc/The	1,799,099	28,821,859
		51,092,600
Gas Utilities - 0.0%
Osaka Gas Co Ltd	678,918	24,395,861
Tokyo Gas Co Ltd	598,239	25,407,131
		49,802,992
TOTAL UTILITIES		100,895,592
TOTAL JAPAN		9,441,613,155
KOREA (SOUTH) - 5.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	192,668	2,079,190
Entertainment - 0.0%
HYBE Co Ltd	44,689	8,058,926
Krafton Inc	54,090	9,787,611
		17,846,537
Interactive Media & Services - 0.1%
Kakao Corp	589,116	19,087,190
NAVER Corp	268,211	38,773,730
		57,860,920
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	197,671	12,891,721
TOTAL COMMUNICATION SERVICES		90,678,368
Consumer Discretionary - 0.3%
Automobile Components - 0.1%
Hankook Tire & Technology Co Ltd	141,186	5,717,948
Hyundai Mobis Co Ltd	112,003	32,601,324
		38,319,272
Automobiles - 0.2%
Hyundai Motor Co	252,042	91,941,507
Kia Corp	444,910	46,183,370
		138,124,877
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(d)(e)	371,220	9,034,821
Hanjin Kal Corp (c)	44,477	3,432,804
		12,467,625
Household Durables - 0.0%
LG Electronics Inc	201,121	19,494,912
TOTAL CONSUMER DISCRETIONARY		208,406,686
Consumer Staples - 0.1%
Food Products - 0.0%
Samyang Foods Co Ltd	7,871	7,192,179
Personal Care Products - 0.0%
Amorepacific Corp	55,623	5,132,425
APR Corp/Korea (c)	46,268	13,370,851
		18,503,276
Tobacco - 0.1%
KT&G Corp	179,237	21,747,848
TOTAL CONSUMER STAPLES		47,443,303
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
HD Hyundai Co Ltd	82,563	17,641,950
S-Oil Corp	85,540	7,835,127
SK Innovation Co Ltd (b)	127,389	12,727,991
TOTAL ENERGY		38,205,068
Financials - 0.5%
Banks - 0.3%
Hana Financial Group Inc	528,348	46,198,351
Industrial Bank of Korea	527,897	8,144,004
KakaoBank Corp	317,063	5,275,001
KB Financial Group Inc	687,994	75,822,520
Shinhan Financial Group Co Ltd	829,488	56,691,063
Woori Financial Group Inc	1,254,474	28,790,845
		220,921,784
Capital Markets - 0.1%
Korea Investment Holdings Co Ltd	79,491	13,146,086
Mirae Asset Securities Co Ltd (c)	379,853	16,980,612
NH Investment & Securities Co Ltd	271,154	6,257,201
		36,383,899
Financial Services - 0.0%
Meritz Financial Group Inc (b)	148,868	11,338,679
Insurance - 0.1%
DB Insurance Co Ltd	86,078	9,857,994
Samsung Fire & Marine Insurance Co Ltd	56,787	17,847,609
Samsung Life Insurance Co Ltd	152,009	26,019,545
		53,725,148
TOTAL FINANCIALS		322,369,510
Health Care - 0.1%
Biotechnology - 0.1%
Alteogen Inc	76,212	19,368,198
Celltrion Inc	284,955	39,063,688
Samsung Episholdings Co Ltd (c)	14,173	5,268,564
		63,700,450
Health Care Equipment & Supplies - 0.0%
HLB Inc (b)(c)	225,683	9,406,736
Life Sciences Tools & Services - 0.0%
Samsung Biologics Co Ltd (b)(d)(e)	21,945	22,020,481
Pharmaceuticals - 0.0%
SK Biopharmaceuticals Co Ltd (b)	59,798	4,109,399
Yuhan Corp	107,016	6,718,614
		10,828,013
TOTAL HEALTH CARE		105,955,680
Industrials - 1.0%
Aerospace & Defense - 0.1%
Hanwha Aerospace Co Ltd	63,641	61,522,769
Hanwha Systems Co Ltd (c)	143,579	11,542,222
Korea Aerospace Industries Ltd	138,995	16,026,440
LIG Defense&Aerospace Co Ltd	25,083	16,175,943
		105,267,374
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	70,073	10,888,980
Construction & Engineering - 0.0%
Hyundai Engineering & Construction Co Ltd	148,188	16,517,203
Electrical Equipment - 0.4%
Doosan Enerbility Co Ltd (b)	851,839	74,716,640
Ecopro BM Co Ltd (c)	92,933	13,169,597
Ecopro Co Ltd (c)	193,457	20,378,369
HD Hyundai Electric Co Ltd	44,535	38,542,314
Hyosung Heavy Industries Corp	10,635	28,832,578
LG Energy Solution Ltd (b)(c)	88,829	28,065,407
LS Electric Co Ltd	142,544	27,550,727
POSCO Future M Co Ltd	66,774	11,548,805
		242,804,437
Industrial Conglomerates - 0.3%
Doosan Co Ltd	13,857	15,396,855
LG Corp	178,227	12,105,519
Samsung C&T Corp	161,470	33,200,808
SK Inc	68,117	19,955,820
SK Square Co Ltd (b)	175,602	102,856,555
		183,515,557
Machinery - 0.2%
Hanwha Ocean Co Ltd (b)	261,892	23,582,476
HD Hyundai Heavy Industries Co Ltd (c)	69,774	32,702,059
HD Hyundai Marine Solution Co Ltd	29,863	5,434,076
HD Korea Shipbuilding & Offshore Engineering Co Ltd	80,659	25,418,689
Hyundai Rotem Co Ltd	145,135	26,729,508
Samsung Heavy Industries Co Ltd (b)	1,337,385	29,647,141
		143,513,949
Marine Transportation - 0.0%
Hanjin Shipping Co Ltd (b)(f)	12	0
HMM Co Ltd	444,621	6,237,431
		6,237,431
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	353,013	5,946,493
Trading Companies & Distributors - 0.0%
Posco International Corp	100,292	5,956,541
TOTAL INDUSTRIALS		720,647,965
Information Technology - 3.4%
Electronic Equipment, Instruments & Components - 0.2%
LG Display Co Ltd (b)	575,130	4,832,849
Samsung Electro-Mechanics Co Ltd	106,458	61,465,400
Samsung SDI Co Ltd (b)	114,829	54,732,908
		121,031,157
IT Services - 0.0%
Samsung SDS Co Ltd	81,048	9,232,729
Semiconductors & Semiconductor Equipment - 1.3%
Hanmi Semiconductor Co Ltd (c)	81,544	20,791,747
SK Hynix Inc	1,036,799	930,519,834
		951,311,581
Technology Hardware, Storage & Peripherals - 1.9%
Samsung Electronics Co Ltd	8,990,884	1,362,607,292
TOTAL INFORMATION TECHNOLOGY		2,444,182,759
Materials - 0.1%
Chemicals - 0.0%
LG Chem Ltd	93,846	25,580,703
Metals & Mining - 0.1%
POSCO Holdings Inc	138,175	43,860,284
TOTAL MATERIALS		69,440,987
Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	487,677	14,705,508
TOTAL KOREA (SOUTH)		4,062,035,834
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	3,720,291	6,896,149
Financials - 0.2%
Banks - 0.2%
Boubyan Bank KSCP	2,941,667	6,495,583
Gulf Bank KSCP	4,000,870	4,410,715
Kuwait Finance House KSCP	22,651,064	58,192,978
National Bank of Kuwait SAKP	16,422,186	45,928,715
Warba Bank KSCP	4,606,075	4,358,920
TOTAL FINANCIALS		119,386,911
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	1,322,651	4,322,811
TOTAL KUWAIT		130,605,871
LUXEMBOURG - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (c)(d)(e)	403,840	6,137,870
Reinet Investments SCA (South Africa)	261,410	9,023,451
TOTAL FINANCIALS		15,161,321
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	224,727	15,566,575
Materials - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA	809,349	46,772,705
TOTAL LUXEMBOURG		77,500,601
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Galaxy Entertainment Group Ltd	3,752,239	16,008,423
Sands China Ltd	4,616,065	9,685,218

TOTAL MACAU		25,693,641
MALAYSIA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	2,243,499	4,232,243
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	4,939,415	2,926,037
CELCOMDIGI BHD	6,310,100	4,771,265
Maxis Bhd	4,224,100	3,719,203
		11,416,505
TOTAL COMMUNICATION SERVICES		15,648,748
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
MR DIY Group M Bhd (d)(e)	5,945,650	2,505,061
Petronas Dagangan Bhd	571,700	2,912,923
TOTAL CONSUMER DISCRETIONARY		5,417,984
Consumer Staples - 0.0%
Food Products - 0.0%
IOI Corp Bhd	4,843,100	5,312,234
Kuala Lumpur Kepong Bhd	961,885	5,182,491
Nestle Malaysia Bhd	126,100	3,447,301
QL Resources Bhd	2,975,950	2,871,304
SD Guthrie Bhd	3,993,524	6,286,632
TOTAL CONSUMER STAPLES		23,099,962
Financials - 0.3%
Banks - 0.3%
AMMB Holdings Bhd	4,832,700	7,491,244
CIMB Group Holdings Bhd	15,414,488	29,779,869
Hong Leong Bank Bhd	1,254,200	7,088,625
Malayan Banking Bhd	11,507,068	32,147,120
Public Bank Bhd	27,747,100	32,731,366
RHB Bank Bhd	3,368,776	6,910,211
TOTAL FINANCIALS		116,148,435
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	4,250,800	9,446,687
Industrials - 0.0%
Construction & Engineering - 0.0%
Gamuda Bhd	8,968,677	10,011,675
Industrial Conglomerates - 0.0%
Sunway Bhd	5,207,900	7,055,372
Marine Transportation - 0.0%
MISC Bhd	2,527,700	5,335,015
TOTAL INDUSTRIALS		22,402,062
Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	4,564,500	6,815,234
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	7,045,000	15,316,120
TOTAL MATERIALS		22,131,354
Utilities - 0.0%
Electric Utilities - 0.0%
Tenaga Nasional Bhd	4,997,125	18,321,368
Gas Utilities - 0.0%
Petronas Gas Bhd	1,431,200	6,420,063
Multi-Utilities - 0.0%
YTL Corp Bhd	5,225,800	2,692,420
YTL Corp Bhd warrants 6/2/2028 (b)	1,212,600	216,932
YTL Power International Bhd	5,774,600	5,565,578
YTL Power International Bhd warrants 6/2/2028 (b)	952,180	363,566
		8,838,496
TOTAL UTILITIES		33,579,927
TOTAL MALAYSIA		247,875,159
MEXICO - 0.7%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV Series B	34,349,646	45,639,596
Consumer Staples - 0.2%
Beverages - 0.2%
Arca Continental SAB de CV	988,062	11,870,772
Coca-Cola Femsa SAB de CV unit	993,275	10,062,109
Fomento Economico Mexicano SAB de CV unit	3,248,500	38,392,124
		60,325,005
Consumer Staples Distribution & Retail - 0.0%
Grupo Comercial Chedraui SA de CV (c)	645,800	3,781,600
Wal-Mart de Mexico SAB de CV Series V	9,872,900	31,124,630
		34,906,230
Food Products - 0.0%
Gruma SAB de CV Series B (c)	295,070	5,120,842
Grupo Bimbo SAB de CV (c)	2,451,500	8,347,323
Sigma Foods SAB de CV	6,901,658	6,538,766
		20,006,931
Household Products - 0.0%
Kimberly-Clark de Mexico SAB de CV Series A (c)	2,835,600	6,411,896
TOTAL CONSUMER STAPLES		121,650,062
Financials - 0.1%
Banks - 0.1%
Grupo Financiero Banorte SAB de CV	4,809,600	52,224,572
Grupo Financiero Inbursa SAB de CV Series O (c)	2,831,800	6,970,684
TOTAL FINANCIALS		59,195,256
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1 (c)	1,041,200	7,916,064
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	546,500	7,252,775
Grupo Aeroportuario del Pacifico SAB de CV Series B	735,145	18,441,646
Grupo Aeroportuario del Sureste SAB de CV Series B (c)	345,510	10,529,169
Promotora y Operadora de Infraestructura SAB de CV	363,385	5,753,917
		41,977,507
TOTAL INDUSTRIALS		49,893,571
Materials - 0.2%
Construction Materials - 0.0%
Cemex SAB de CV unit	28,782,940	35,343,278
Metals & Mining - 0.2%
Fresnillo PLC	420,707	18,519,633
Grupo Mexico SAB de CV Series B	5,911,623	64,705,173
Industrias Penoles SAB de CV (b)	377,630	19,038,769
Southern Copper Corp (c)	172,624	29,637,815
		131,901,390
TOTAL MATERIALS		167,244,668
Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	5,426,000	9,315,381
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV (c)	2,011,431	9,203,634
TOTAL REAL ESTATE		18,519,015
TOTAL MEXICO		462,142,168
NETHERLANDS - 2.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV	7,277,808	38,918,437
Entertainment - 0.1%
Universal Music Group NV (c)	2,090,451	43,831,757
TOTAL COMMUNICATION SERVICES		82,750,194
Consumer Staples - 0.2%
Beverages - 0.1%
Heineken Holding NV Class A	245,381	17,394,681
Heineken NV	545,907	42,376,146
		59,770,827
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	1,692,128	79,478,361
Food Products - 0.0%
Magnum Ice Cream Co NV/The	932,038	13,607,947
TOTAL CONSUMER STAPLES		152,857,135
Financials - 0.5%
Banks - 0.3%
ABN AMRO Bank NV depository receipt (d)	1,108,441	38,494,276
ABN AMRO Bank NV rights (b)(g)	1,108,441	910,645
ING Groep NV	5,544,528	160,466,363
		199,871,284
Capital Markets - 0.0%
Euronext NV (e)	147,697	24,770,941
Financial Services - 0.1%
Adyen NV (b)(d)(e)	47,921	54,076,742
EXOR NV	177,497	13,915,733
		67,992,475
Insurance - 0.1%
ASR Nederland NV	298,584	22,623,962
NN Group NV	499,813	43,584,791
		66,208,753
TOTAL FINANCIALS		358,843,453
Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE (b)	117,492	92,140,506
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	1,465,060	38,645,058
TOTAL HEALTH CARE		130,785,564
Industrials - 0.1%
Professional Services - 0.1%
Randstad NV (c)	202,844	5,985,026
Wolters Kluwer NV	441,468	34,454,580
TOTAL INDUSTRIALS		40,439,606
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.7%
ASM International NV	89,080	86,838,185
ASML Holding NV	737,063	1,065,458,681
BE Semiconductor Industries NV	138,923	40,305,213
		1,192,602,079
Software - 0.1%
Nebius Group NV Class A (b)(c)	405,421	56,041,345
Nebius Group NV Class A (Russia) (b)(f)	371,380	0
		56,041,345
TOTAL INFORMATION TECHNOLOGY		1,248,643,424
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV (c)	326,156	19,093,714
TOTAL NETHERLANDS		2,033,413,090
NEW ZEALAND - 0.1%
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	1,805,202	13,298,046
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Fisher & Paykel Healthcare Corp Ltd	1,099,673	23,698,253
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	3,237,972	15,907,111
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (b)(c)	323,650	19,007,385
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	1,694,333	9,522,894
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	2,474,678	8,308,118
TOTAL UTILITIES		17,831,012
TOTAL NEW ZEALAND		89,741,807
NIGERIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Airtel Africa PLC (d)(e)	1,739,650	8,394,193
NORWAY - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	1,170,490	19,266,649
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	902,247	20,002,972
Orkla ASA	1,330,897	16,405,112
Salmar ASA	129,230	7,797,291
TOTAL CONSUMER STAPLES		44,205,375
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Aker BP ASA	600,193	23,360,670
Equinor ASA	1,455,703	59,243,108
Equinor ASA ADR	37	1,508
TOTAL ENERGY		82,605,286
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	1,680,196	50,888,102
Insurance - 0.0%
Gjensidige Forsikring ASA	380,182	10,652,827
TOTAL FINANCIALS		61,540,929
Industrials - 0.0%
Aerospace & Defense - 0.0%
Kongsberg Gruppen ASA	835,395	27,952,600
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	2,628,447	29,008,895
TOTAL NORWAY		264,579,734
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	128,341	41,604,302
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	314,483	10,249,001
TOTAL PERU		51,853,303
PHILIPPINES - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	135,660	2,774,119
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	974,360	2,546,226
Financials - 0.0%
Banks - 0.0%
Bank of the Philippine Islands	3,469,700	5,103,821
BDO Unibank Inc	4,555,187	8,537,993
Metropolitan Bank & Trust Co	3,490,871	3,844,051
TOTAL FINANCIALS		17,485,865
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Ayala Corp	444,765	3,418,107
SM Investments Corp	413,295	4,116,359
		7,534,466
Transportation Infrastructure - 0.1%
International Container Terminal Services Inc	1,927,340	22,389,670
TOTAL INDUSTRIALS		29,924,136
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	12,857,770	3,171,067
SM Prime Holdings Inc	18,088,875	5,610,731
TOTAL REAL ESTATE		8,781,798
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	505,440	5,416,237
TOTAL PHILIPPINES		66,928,381
POLAND - 0.3%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	123,771	9,410,530
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (b)(d)(e)	1,559,253	12,795,184
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	2,113	12,754,480
TOTAL CONSUMER DISCRETIONARY		25,549,664
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (b)(d)(e)	932,128	8,244,323
Zabka Group SA (b)(c)	768,608	4,904,520
TOTAL CONSUMER STAPLES		13,148,843
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ORLEN SA	1,101,182	40,379,914
Financials - 0.2%
Banks - 0.2%
Bank Millennium SA (b)	1,128,093	5,555,192
Bank Polska Kasa Opieki SA	347,711	21,707,956
Erste Bank Polska SA	77,245	13,127,047
mBank SA (b)(c)	28,148	8,864,197
Powszechna Kasa Oszczednosci Bank Polski SA	1,657,380	43,272,579
		92,526,971
Insurance - 0.0%
Powszechny Zaklad Ubezpieczen SA	1,143,433	20,062,442
TOTAL FINANCIALS		112,589,413
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	473,832	8,464,039
Construction & Engineering - 0.0%
Budimex SA	24,271	4,405,848
TOTAL INDUSTRIALS		12,869,887
Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	103,266	5,186,375
Materials - 0.0%
Metals & Mining - 0.0%
KGHM Polska Miedz SA (b)	266,001	22,220,565
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (b)	1,702,198	5,001,215
TOTAL POLAND		246,356,406
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	536,182	12,875,274
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	790,896	18,527,572
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	14,014,569	14,951,413
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	5,943,465	32,387,468
TOTAL PORTUGAL		78,741,727
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	1,846,709	6,948,617
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	1,070,815	4,214,441
Qatar Gas Transport Co Ltd	5,195,573	6,107,402
TOTAL ENERGY		10,321,843
Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	11,432,563	6,797,995
Commercial Bank PSQC/The	5,805,097	6,863,758
Dukhan Bank	3,283,541	3,126,623
Qatar International Islamic Bank QSC	1,766,813	5,488,233
Qatar Islamic Bank QPSC	3,344,511	20,410,611
Qatar National Bank QPSC	8,665,955	41,294,787
TOTAL FINANCIALS		83,982,007
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	2,870,123	9,419,931
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	11,152,695	3,632,820
Utilities - 0.0%
Multi-Utilities - 0.0%
Nebras Energy	788,176	3,171,320
TOTAL QATAR		117,476,538
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	1,144,116	9,684,548
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC (b)(f)	51,978	0
VK IPJSC GDR (b)(d)(f)	68,289	0
TOTAL COMMUNICATION SERVICES		0
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(f)	62,559	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(f)	12,146,244	2
Gazprom PJSC ADR (b)(f)	1,078,053	11
LUKOIL PJSC (b)(f)	451,803	0
Rosneft Oil Co PJSC (b)(f)	1,187,356	0
Rosneft Oil Co PJSC GDR (b)(d)(f)	214,392	2
Surgutneftegas PAO (b)(f)	6,111,900	0
Surgutneftegas PAO ADR (b)(f)	214,357	2
Tatneft PJSC (b)(f)	1,520,327	0
TOTAL ENERGY		17
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	13,066,303	2
VTB Bank PJSC (b)(f)	826,735	0
		2
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (b)(f)	1,699,470	0
TKS Holding MKPAO JSC (b)(f)	59,070	0
		0
TOTAL FINANCIALS		2
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (b)(d)(f)	1,019	0
Metals & Mining - 0.0%
Alrosa PJSC (b)(f)	3,102,770	0
GMK Norilskiy Nickel PAO (b)(f)	6,655,600	2
GMK Norilskiy Nickel PAO ADR (United Kingdom) (b)(f)	85,403	0
Novolipetsk Steel PJSC (b)(f)	1,805,640	0
Polyus PJSC (b)(f)	413,530	0
Severstal PAO (b)(f)	245,384	0
Severstal PAO GDR (b)(d)(f)	10,278	0
United Co RUSAL International PJSC (Russia) (b)(f)	3,455,150	0
		2
TOTAL MATERIALS		2
Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (b)(f)	42,112,900	6
TOTAL RUSSIA		27
SAUDI ARABIA - 0.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Saudi Telecom Co	3,803,233	44,152,184
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	722,164	12,515,840
TOTAL COMMUNICATION SERVICES		56,668,024
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jabal Omar Development Company (b)	1,117,508	4,713,765
Specialty Retail - 0.0%
Jarir Marketing Co	1,149,387	4,612,258
TOTAL CONSUMER DISCRETIONARY		9,326,023
Consumer Staples - 0.0%
Food Products - 0.0%
Almarai Co JSC	918,623	10,135,347
Energy - 0.1%
Energy Equipment & Services - 0.0%
Ades Holding Co	646,587	3,379,044
Oil, Gas & Consumable Fuels - 0.1%
Saudi Arabian Oil Co (d)(e)	11,474,925	84,933,720
TOTAL ENERGY		88,312,764
Financials - 0.5%
Banks - 0.5%
Al Rajhi Bank	5,583,007	102,043,763
Alinma Bank	2,805,285	18,190,783
Arab National Bank	1,714,670	9,856,895
Bank Al-Jazira	1,219,558	3,824,024
Bank AlBilad	1,406,901	9,400,597
Banque Saudi Fransi	2,342,218	12,059,253
Riyad Bank	3,728,514	20,628,360
Saudi Awwal Bank	1,919,268	17,419,513
Saudi Investment Bank/The	1,098,899	3,882,259
Saudi National Bank/The	5,583,480	58,477,295
		255,782,742
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	92,824	3,276,869
Insurance - 0.0%
Bupa Arabia for Cooperative Insurance Co	154,549	7,520,382
Co for Cooperative Insurance/The	141,286	4,904,796
		12,425,178
TOTAL FINANCIALS		271,484,789
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Dr Sulaiman Al Habib Medical Services Group Co	167,809	10,845,728
Mouwasat Medical Services Co	190,906	3,461,300
TOTAL HEALTH CARE		14,307,028
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	70,626	3,095,831
Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	43,076	2,549,759
Elm Co	45,908	7,172,934
TOTAL INFORMATION TECHNOLOGY		9,722,693
Materials - 0.1%
Chemicals - 0.1%
SABIC Agri-Nutrients Co	445,228	17,296,286
Saudi Basic Industries Corp	1,713,104	27,976,969
Yanbu National Petrochemical Co	529,630	5,188,270
		50,461,525
Metals & Mining - 0.0%
Saudi Arabian Mining Co (b)	2,584,558	45,206,507
TOTAL MATERIALS		95,668,032
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al Arkan Real Estate Development Co (b)	1,007,279	4,753,723
Makkah Construction & Development Co	175,748	3,760,506
TOTAL REAL ESTATE		8,514,229
Utilities - 0.0%
Electric Utilities - 0.0%
Saudi Energy Co	1,579,872	7,472,851
Independent Power and Renewable Electricity Producers - 0.0%
ACWA Power Co (b)	293,138	13,146,464
TOTAL UTILITIES		20,619,315
TOTAL SAUDI ARABIA		587,854,075
SINGAPORE - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	14,116,518	51,127,184
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Sea Ltd Class A ADR (b)	751,838	63,816,009
Financials - 0.6%
Banks - 0.6%
DBS Group Holdings Ltd	4,037,401	186,167,254
Oversea-Chinese Banking Corp Ltd	6,424,791	110,844,421
United Overseas Bank Ltd	2,372,015	67,552,757
		364,564,432
Capital Markets - 0.0%
Singapore Exchange Ltd	1,629,290	27,858,818
TOTAL FINANCIALS		392,423,250
Industrials - 0.1%
Aerospace & Defense - 0.1%
Singapore Technologies Engineering Ltd	2,966,297	25,137,817
Ground Transportation - 0.0%
Grab Holdings Ltd Class A (b)(c)	4,535,226	17,324,563
Industrial Conglomerates - 0.0%
Keppel Ltd	2,774,157	23,745,186
Passenger Airlines - 0.0%
Singapore Airlines Ltd	2,999,239	14,854,415
TOTAL INDUSTRIALS		81,061,981
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	1,287,283	69,520,368
Real Estate - 0.0%
Diversified REITs - 0.0%
CapitaLand Integrated Commercial Trust	11,567,387	21,544,452
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	7,823,958	15,377,735
Office REITs - 0.0%
Keppel REIT (g)	308,239	217,020
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	4,446,599	9,751,930
TOTAL REAL ESTATE		46,891,137
Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	1,690,500	8,871,644
TOTAL SINGAPORE		713,711,573
SOUTH AFRICA - 1.0%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	3,311,957	41,554,796
Vodacom Group Ltd	1,170,165	9,926,821
TOTAL COMMUNICATION SERVICES		51,481,617
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Naspers Ltd Class N	1,487,740	80,561,008
Specialty Retail - 0.0%
Pepkor Holdings Ltd (d)(e)	6,723,163	8,867,351
TOTAL CONSUMER DISCRETIONARY		89,428,359
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	639,300	15,643,709
Clicks Group Ltd	445,485	7,026,936
Shoprite Holdings Ltd	895,995	15,101,879
TOTAL CONSUMER STAPLES		37,772,524
Financials - 0.3%
Banks - 0.2%
Absa Group Ltd (c)	1,612,683	22,559,651
Capitec Bank Holdings Ltd	165,183	42,890,263
Nedbank Group Ltd	861,576	13,817,284
Standard Bank Group Ltd	2,496,148	48,025,843
		127,293,041
Financial Services - 0.1%
FirstRand Ltd	9,584,121	50,764,340
Remgro Ltd	953,387	11,141,879
		61,906,219
Insurance - 0.0%
Discovery Ltd	1,101,075	17,081,783
OUTsurance Group Ltd	1,617,844	6,873,470
Sanlam Ltd	3,418,508	17,560,962
		41,516,215
TOTAL FINANCIALS		230,715,475
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	612,490	8,578,720
Materials - 0.4%
Chemicals - 0.0%
Sasol Ltd (b)	1,101,788	15,314,360
Metals & Mining - 0.4%
Anglo American PLC	2,125,550	105,182,796
Gold Fields Ltd	1,699,400	71,990,401
Harmony Gold Mining Co Ltd (c)	1,088,284	17,155,855
Impala Platinum Holdings Ltd	1,718,449	24,087,585
Northam Platinum Holdings Ltd	685,407	13,167,056
Sibanye Stillwater Ltd	5,381,849	16,089,463
Valterra Platinum Ltd	503,899	40,585,543
		288,258,699
TOTAL MATERIALS		303,573,059
TOTAL SOUTH AFRICA		721,549,754
SPAIN - 2.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (d)(e)	906,164	30,503,859
Telefonica SA (c)	6,992,352	31,553,129
TOTAL COMMUNICATION SERVICES		62,056,988
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Amadeus IT Group SA Class A	854,640	49,314,726
Specialty Retail - 0.2%
Industria de Diseno Textil SA (c)	2,069,860	122,873,549
TOTAL CONSUMER DISCRETIONARY		172,188,275
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	2,141,929	57,534,724
Financials - 1.1%
Banks - 1.1%
Banco Bilbao Vizcaya Argentaria SA	10,836,182	239,288,989
Banco de Sabadell SA	9,526,400	36,873,815
Banco Santander SA (c)	27,880,997	339,659,885
Banco Santander SA ADR	299	3,645
Bankinter SA	1,276,175	21,216,093
CaixaBank SA	7,328,048	93,273,992
		730,316,419
Insurance - 0.0%
Mapfre SA	1,730,060	8,459,000
TOTAL FINANCIALS		738,775,419
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A (c)	564,741	5,938,762
Industrials - 0.1%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	336,562	48,427,735
Transportation Infrastructure - 0.0%
Aena SME SA (c)(d)(e)	1,419,195	38,709,432
TOTAL INDUSTRIALS		87,137,167
Information Technology - 0.0%
IT Services - 0.0%
Indra Sistemas SA (c)	151,297	8,667,178
Utilities - 0.5%
Electric Utilities - 0.5%
Acciona SA	46,852	13,603,994
Endesa SA	600,874	26,932,190
Iberdrola SA	12,198,831	285,992,192
Redeia Corp SA (c)	756,471	13,228,700
		339,757,076
Gas Utilities - 0.0%
Naturgy Energy Group SA	605,446	19,029,378
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA (b)	596,020	9,919,178
TOTAL UTILITIES		368,705,632
TOTAL SPAIN		1,501,004,145
SWEDEN - 1.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	4,487,997	23,458,962
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	1,045,750	21,458,107
TOTAL COMMUNICATION SERVICES		44,917,069
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Evolution AB (e)	252,464	17,792,582
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares	939,349	16,859,154
TOTAL CONSUMER DISCRETIONARY		34,651,736
Consumer Staples - 0.0%
Household Products - 0.0%
Essity AB B Shares	1,142,379	30,252,272
Financials - 0.6%
Banks - 0.3%
Skandinaviska Enskilda Banken AB A Shares	2,872,098	56,351,634
Svenska Handelsbanken AB A Shares	2,766,569	39,312,760
Swedbank AB A1 Shares	1,610,617	56,468,195
		152,132,589
Capital Markets - 0.0%
EQT AB (c)	937,441	30,115,079
Financial Services - 0.3%
Industrivarden AB A Shares	203,821	10,746,534
Industrivarden AB C Shares	298,841	15,604,370
Investor AB A Shares	359,284	14,289,251
Investor AB B Shares	3,100,071	124,906,059
L E Lundbergforetagen AB B Shares	141,830	8,172,382
		173,718,596
TOTAL FINANCIALS		355,966,264
Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	373,334	17,298,452
Industrials - 1.0%
Aerospace & Defense - 0.1%
Saab AB B Shares	608,692	36,949,556
Building Products - 0.1%
Assa Abloy AB B Shares	1,900,734	72,342,252
Nibe Industrier AB B Shares (c)	2,880,031	12,889,213
		85,231,465
Commercial Services & Supplies - 0.0%
Securitas AB B Shares	933,205	15,575,738
Construction & Engineering - 0.0%
Skanska AB B Shares	646,970	17,343,162
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	280,833	6,381,497
Lifco AB B Shares	442,869	13,766,581
		20,148,078
Machinery - 0.8%
Alfa Laval AB	549,210	32,597,772
Atlas Copco AB A Shares	5,093,486	96,101,948
Atlas Copco AB B Shares	2,967,999	49,778,738
Epiroc AB A Shares	1,246,116	35,974,634
Epiroc AB B Shares	747,073	18,464,927
Indutrade AB	519,092	11,087,156
Sandvik AB	2,025,320	84,037,810
SKF AB B Shares	649,223	16,144,876
Trelleborg AB B Shares	380,972	15,465,414
Volvo AB B Shares	3,016,440	105,143,333
		464,796,608
Trading Companies & Distributors - 0.0%
AddTech AB B Shares (c)	493,534	17,821,801
Beijer Ref AB B Shares	766,254	10,722,701
		28,544,502
TOTAL INDUSTRIALS		668,589,109
Information Technology - 0.1%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	5,315,417	63,407,601
Electronic Equipment, Instruments & Components - 0.0%
Hexagon AB B Shares	3,949,691	42,454,018
TOTAL INFORMATION TECHNOLOGY		105,861,619
Materials - 0.1%
Metals & Mining - 0.1%
Boliden AB	540,114	28,085,753
Paper & Forest Products - 0.0%
Holmen AB B Shares	139,212	4,788,793
Svenska Cellulosa AB SCA B Shares (c)	1,166,302	13,263,839
		18,052,632
TOTAL MATERIALS		46,138,385
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Fastighets AB Balder B Shares (b)	1,365,995	8,128,430
Sagax AB B Shares	418,200	8,307,155
TOTAL REAL ESTATE		16,435,585
TOTAL SWEDEN		1,320,110,491
SWITZERLAND - 2.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG (c)	49,219	41,669,378
Consumer Discretionary - 0.3%
Specialty Retail - 0.0%
Avolta AG	167,646	9,226,055
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	1,020,597	195,870,324
Swatch Group AG/The (c)	252	11,675
Swatch Group AG/The bearer shares (c)	55,070	12,783,319
		208,665,318
TOTAL CONSUMER DISCRETIONARY		217,891,373
Consumer Staples - 0.1%
Food Products - 0.1%
Barry Callebaut AG (c)	6,794	10,164,697
Chocoladefabriken Lindt & Spruengli AG	1,798	22,033,468
Chocoladefabriken Lindt & Spruengli AG participation certificates (c)	202	26,085,365
TOTAL CONSUMER STAPLES		58,283,530
Financials - 0.9%
Banks - 0.0%
Banque Cantonale Vaudoise (c)	57,174	9,014,957
Capital Markets - 0.5%
Julius Baer Group Ltd	391,346	32,167,427
Partners Group Holding AG	43,075	46,749,344
UBS Group AG	6,026,029	266,075,384
		344,992,155
Insurance - 0.4%
Helvetia Baloise Holding AG (b)	151,007	41,358,543
Swiss Life Holding AG	54,144	63,530,069
Zurich Insurance Group AG	277,749	193,652,239
		298,540,851
TOTAL FINANCIALS		652,547,963
Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	96,516	21,147,423
Straumann Holding AG	212,385	23,049,887
		44,197,310
Life Sciences Tools & Services - 0.1%
Lonza Group AG	133,266	81,934,791
Pharmaceuticals - 0.2%
Galderma Group AG	350,204	73,470,499
Sandoz Group AG	794,163	63,565,565
		137,036,064
TOTAL HEALTH CARE		263,168,165
Industrials - 0.7%
Building Products - 0.1%
Belimo Holding AG	18,709	17,072,396
Geberit AG	64,389	43,445,167
		60,517,563
Electrical Equipment - 0.5%
ABB Ltd	2,975,963	300,988,136
Machinery - 0.1%
Schindler Holding AG	44,607	14,957,489
Schindler Holding AG participation certificate	77,193	27,010,387
VAT Group AG (d)(e)	51,297	38,274,974
		80,242,850
Marine Transportation - 0.0%
Kuehne + Nagel International AG	91,450	21,383,394
Professional Services - 0.0%
SGS SA	314,485	34,066,693
TOTAL INDUSTRIALS		497,198,636
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	290,457	28,527,126
Materials - 0.2%
Chemicals - 0.2%
DSM-Firmenich AG	328,066	24,502,875
EMS-Chemie Holding AG	13,356	11,367,172
Givaudan SA (c)	17,533	62,493,640
Sika AG	289,546	53,411,461
TOTAL MATERIALS		151,775,148
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Swiss Prime Site AG	152,540	26,414,106
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	40,230	8,042,396
TOTAL SWITZERLAND		1,945,517,821
TAIWAN - 8.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	7,213,400	31,070,791
Entertainment - 0.0%
International Games System Co Ltd	425,000	10,134,015
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	3,325,000	9,947,921
Taiwan Mobile Co Ltd	3,284,400	11,601,088
		21,549,009
TOTAL COMMUNICATION SERVICES		62,753,815
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hotai Motor Co Ltd	571,180	8,650,515
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	1,087,000	7,707,767
Food Products - 0.0%
Uni-President Enterprises Corp	9,159,620	20,126,768
TOTAL CONSUMER STAPLES		27,834,535
Financials - 0.7%
Banks - 0.4%
Chang Hwa Commercial Bank Ltd	13,402,697	8,987,629
CTBC Financial Holding Co Ltd	31,758,255	52,696,040
E.Sun Financial Holding Co Ltd	27,637,660	27,975,571
First Financial Holding Co Ltd	21,830,513	20,002,651
Hua Nan Financial Holdings Co Ltd	17,182,522	17,487,802
Mega Financial Holding Co Ltd	22,501,131	27,947,617
Shanghai Commercial & Savings Bank Ltd/The	7,262,811	8,989,542
SinoPac Financial Holdings Co Ltd	23,412,455	23,013,970
Taiwan Business Bank	13,856,971	7,196,921
Taiwan Cooperative Financial Holding Co Ltd	20,797,430	15,136,744
TS Financial Holding Co Ltd	40,169,046	30,396,565
		239,831,052
Financial Services - 0.1%
Chailease Holding Co Ltd	2,892,726	10,635,450
Yuanta Financial Holding Co Ltd	20,267,606	33,685,491
		44,320,941
Insurance - 0.2%
Cathay Financial Holding Co Ltd	18,100,184	44,325,212
Fubon Financial Holding Co Ltd	15,945,664	45,591,193
KGI Financial Holding Co Ltd	30,648,477	20,954,894
		110,871,299
TOTAL FINANCIALS		395,023,292
Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp	577,304	12,116,240
Pharmaceuticals - 0.0%
Caliway Biopharmaceuticals Co Ltd (b)	1,925,000	6,406,762
TOTAL HEALTH CARE		18,523,002
Industrials - 0.1%
Electrical Equipment - 0.1%
Bizlink Holding Inc	333,000	29,996,266
Fortune Electric Co Ltd	301,460	8,611,831
Teco Electric and Machinery Co Ltd	2,282,000	4,607,304
		43,215,401
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	6,129,032	5,019,204
Marine Transportation - 0.0%
Evergreen Marine Corp Taiwan Ltd	2,043,221	13,112,416
Wan Hai Lines Ltd	1,320,050	3,161,550
Yang Ming Marine Transport Corp	3,311,000	5,175,019
		21,448,985
Passenger Airlines - 0.0%
China Airlines Ltd	5,237,000	2,977,559
Eva Airways Corp	5,208,000	5,533,124
		8,510,683
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	3,537,000	2,968,859
TOTAL INDUSTRIALS		81,163,132
Information Technology - 7.1%
Communications Equipment - 0.1%
Accton Technology Corp	959,000	70,457,388
Electronic Equipment, Instruments & Components - 1.1%
Chroma ATE Inc	706,000	48,394,724
Chunghwa Picture Tubes Ltd (b)(f)	551	0
Delta Electronics Inc	3,700,383	260,316,784
E Ink Holdings Inc	1,648,000	7,274,720
Elite Material Co Ltd	579,000	86,548,206
Gold Circuit Electronics Ltd	625,000	28,381,252
Hon Hai Precision Industry Co Ltd	23,873,593	169,204,098
Innolux Corp	14,457,805	11,081,810
Largan Precision Co Ltd	188,000	15,144,032
Lotes Co Ltd	161,000	13,594,282
Unimicron Technology Corp	2,525,876	71,971,618
Yageo Corp	3,154,728	32,266,987
Zhen Ding Technology Holding Ltd	1,428,230	19,331,385
		763,509,898
Semiconductors & Semiconductor Equipment - 5.5%
Alchip Technologies Ltd	147,000	19,724,545
ASE Technology Holding Co Ltd	6,321,943	99,409,606
ASPEED Technology Inc	58,000	31,278,430
eMemory Technology Inc	121,000	15,372,539
Global Unichip Corp	166,000	23,024,605
Globalwafers Co Ltd	502,000	9,462,972
Hon Precision Inc	154,000	24,245,383
Jentech Precision Industrial Co Ltd	165,000	28,817,251
King Yuan Electronics Co Ltd	2,102,000	20,617,504
MediaTek Inc	2,893,989	242,363,719
Novatek Microelectronics Corp	1,092,000	14,228,981
Realtek Semiconductor Corp	933,744	15,991,995
Taiwan Semiconductor Manufacturing Co Ltd	46,778,000	3,257,749,425
United Microelectronics Corp	21,537,000	54,269,995
Vanguard International Semiconductor Corp	2,138,334	9,968,971
		3,866,525,921
Technology Hardware, Storage & Peripherals - 0.4%
Advantech Co Ltd	893,303	10,247,828
Asia Vital Components Co Ltd	631,000	57,953,951
Asustek Computer Inc	1,341,422	24,932,971
Catcher Technology Co Ltd	1,011,000	6,680,335
Compal Electronics Inc	8,015,394	7,433,509
Gigabyte Technology Co Ltd	1,024,000	8,945,110
Inventec Corp	5,139,209	7,553,069
King Slide Works Co Ltd	109,000	13,872,668
Lite-On Technology Corp	3,749,053	20,165,942
Pegatron Corp	3,798,652	9,969,824
Quanta Computer Inc	5,135,000	51,363,357
Wistron Corp	5,751,000	25,408,809
Wiwynn Corp	212,000	31,931,077
		276,458,450
TOTAL INFORMATION TECHNOLOGY		4,976,951,657
Materials - 0.1%
Chemicals - 0.1%
Formosa Chemicals & Fibre Corp	6,689,620	11,168,176
Formosa Plastics Corp	7,266,640	11,903,631
Nan Ya Plastics Corp	9,797,980	28,213,463
		51,285,270
Construction Materials - 0.0%
Asia Cement Corp	4,384,785	4,877,635
TCC Group Holdings Co Ltd	12,896,302	10,037,672
		14,915,307
Metals & Mining - 0.0%
China Steel Corp	22,376,421	13,328,627
TOTAL MATERIALS		79,529,204
TOTAL TAIWAN		5,650,429,152
THAILAND - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
True Corp PCL	8,968,153	3,779,427
True Corp PCL depository receipt	7,594,405	3,200,492
		6,979,919
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL	834,600	8,730,309
Advanced Info Service PCL depository receipt	1,150,700	12,036,865
		20,767,174
TOTAL COMMUNICATION SERVICES		27,747,093
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Minor International PCL	1,981,641	1,263,190
Minor International PCL depository receipt	3,978,782	2,536,262
TOTAL CONSUMER DISCRETIONARY		3,799,452
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
CP ALL PCL	4,316,600	5,781,221
CP ALL PCL depository receipt	5,805,500	7,775,305
		13,556,526
Food Products - 0.0%
Charoen Pokphand Foods PCL	3,352,740	1,991,493
Charoen Pokphand Foods PCL depository receipt	3,819,800	2,268,923
		4,260,416
TOTAL CONSUMER STAPLES		17,816,942
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
PTT Exploration & Production PCL	1,179,651	5,609,414
PTT Exploration & Production PCL depository receipt	1,427,800	6,789,400
PTT PCL	7,492,700	8,179,756
PTT PCL depository receipt	11,446,800	12,496,435
TOTAL ENERGY		33,075,005
Financials - 0.0%
Banks - 0.0%
Kasikornbank PCL depository receipt	1,129,200	6,784,464
Krung Thai Bank PCL	1,971,475	2,000,268
Krung Thai Bank PCL depository receipt	4,702,800	4,771,482
SCB X PCL	400,400	1,613,043
SCB X PCL depository receipt	1,202,100	4,842,755
TMBThanachart Bank PCL depository receipt	46,687,500	3,246,807
TOTAL FINANCIALS		23,258,819
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Dusit Medical Services PCL	7,967,500	4,481,416
Bangkok Dusit Medical Services PCL depository receipt	12,919,200	7,266,559
Bumrungrad Hospital Pcl	333,600	1,851,367
Bumrungrad Hospital Pcl depository receipt	809,700	4,493,562
TOTAL HEALTH CARE		18,092,904
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	2,800,600	4,433,544
Airports of Thailand PCL depository receipt	5,341,400	8,455,806
TOTAL INDUSTRIALS		12,889,350
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Delta Electronics Thailand PCL	2,208,300	21,665,850
Delta Electronics Thailand PCL depository receipt	3,716,600	36,463,932
TOTAL INFORMATION TECHNOLOGY		58,129,782
Materials - 0.0%
Construction Materials - 0.0%
Siam Cement PCL/The	548,850	4,061,727
Siam Cement PCL/The depository receipt	966,000	7,148,817
TOTAL MATERIALS		11,210,544
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	1,561,300	2,989,995
Central Pattana PCL depository receipt	2,300,600	4,405,806
TOTAL REAL ESTATE		7,395,801
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Gulf Development PCL	2,437,575	4,326,886
Gulf Development PCL depository receipt	6,231,967	11,062,231
TOTAL UTILITIES		15,389,117
TOTAL THAILAND		228,804,809
TURKEY - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	2,325,429	5,769,216
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	1,337,168	2,900,148
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	852,850	13,995,613
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	1,833,972	10,999,428
Financials - 0.0%
Banks - 0.0%
Akbank TAS	5,959,313	9,654,180
Haci Omer Sabanci Holding AS	2,221,430	4,702,467
Turkiye Is Bankasi AS Class C	16,586,719	5,264,023
Yapi ve Kredi Bankasi AS (b)	6,446,992	5,284,893
TOTAL FINANCIALS		24,905,563
Industrials - 0.1%
Aerospace & Defense - 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	2,598,027	24,163,482
Industrial Conglomerates - 0.0%
KOC Holding AS	1,447,734	6,478,553
Passenger Airlines - 0.0%
Turk Hava Yollari AO	1,059,596	7,228,555
TOTAL INDUSTRIALS		37,870,590
Materials - 0.0%
Metals & Mining - 0.0%
Eregli Demir ve Celik Fabrikalari TAS	6,681,559	5,193,264
TOTAL TURKEY		101,633,822
UNITED ARAB EMIRATES - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Emirates Telecommunications Group Co PJSC	6,624,525	33,545,551
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	5,880,965	5,876,002
Energy - 0.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	6,077,488	9,365,000
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Gas PLC	11,668,574	10,705,697
ADNOC Logistics & Services	3,537,085	5,652,634
		16,358,331
TOTAL ENERGY		25,723,331
Financials - 0.3%
Banks - 0.3%
Abu Dhabi Commercial Bank PJSC	6,025,781	22,639,127
Abu Dhabi Islamic Bank PJSC	2,769,704	16,528,794
Dubai Islamic Bank PJSC	5,543,728	10,776,242
Emirates NBD Bank PJSC	3,603,345	28,449,268
First Abu Dhabi Bank PJSC	8,401,298	40,164,110
TOTAL FINANCIALS		118,557,541
Industrials - 0.0%
Passenger Airlines - 0.0%
Air Arabia PJSC	4,402,910	5,933,518
Transportation Infrastructure - 0.0%
Salik Co PJSC	3,614,672	5,510,921
TOTAL INDUSTRIALS		11,444,439
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	7,338,279	15,403,373
Emaar Development PJSC	1,910,035	7,581,691
Emaar Properties PJSC	12,604,342	40,492,020
TOTAL REAL ESTATE		63,477,084
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	11,393,028	8,219,630
TOTAL UNITED ARAB EMIRATES		266,843,578
UNITED KINGDOM - 6.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
BT Group PLC	11,373,590	33,514,604
Interactive Media & Services - 0.0%
Autotrader Group PLC (d)(e)	1,587,905	10,681,719
Media - 0.0%
Informa PLC	2,456,435	26,493,399
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC	35,699,238	56,802,731
TOTAL COMMUNICATION SERVICES		127,492,453
Consumer Discretionary - 0.3%
Broadline Retail - 0.1%
Next PLC	221,199	38,964,002
Diversified Consumer Services - 0.0%
Pearson PLC	974,359	14,378,588
Pearson PLC ADR (c)	115,179	1,690,828
		16,069,416
Hotels, Restaurants & Leisure - 0.2%
Compass Group PLC	3,229,847	91,243,178
Entain PLC	1,160,004	8,580,592
Whitbread PLC	321,532	9,774,301
		109,598,071
Household Durables - 0.0%
Barratt Redrow PLC	2,593,101	8,831,462
Specialty Retail - 0.0%
JD Sports Fashion PLC	4,758,674	4,357,921
Kingfisher PLC	3,246,802	12,767,418
		17,125,339
TOTAL CONSUMER DISCRETIONARY		190,588,290
Consumer Staples - 1.2%
Beverages - 0.2%
Coca-Cola Europacific Partners PLC	394,248	37,284,033
Diageo PLC	4,226,994	85,467,236
		122,751,269
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	3,276,668	14,660,291
Marks & Spencer Group PLC	3,917,992	17,598,976
Tesco PLC	12,130,782	79,571,809
		111,831,076
Food Products - 0.0%
Associated British Foods PLC	611,705	15,232,380
Household Products - 0.1%
Reckitt Benckiser Group PLC	1,224,315	77,901,483
Personal Care Products - 0.3%
Unilever PLC	4,140,459	241,451,442
Tobacco - 0.4%
British American Tobacco PLC	4,136,450	243,615,521
Imperial Brands PLC	1,432,110	54,409,684
		298,025,205
TOTAL CONSUMER STAPLES		867,192,855
Financials - 2.1%
Banks - 1.6%
Barclays PLC	26,285,430	154,503,608
HSBC Holdings PLC	32,610,010	600,018,510
Lloyds Banking Group PLC	111,835,791	152,018,734
NatWest Group PLC	15,187,608	121,134,494
Standard Chartered PLC	3,646,039	92,845,761
		1,120,521,107
Capital Markets - 0.3%
3i Group PLC	1,886,144	65,595,861
London Stock Exchange Group PLC	870,268	113,092,740
Schroders PLC	1,378,064	10,876,163
		189,564,764
Financial Services - 0.0%
M&G PLC	4,408,536	18,158,717
Wise PLC Class A (b)	1,266,156	18,107,718
		36,266,435
Insurance - 0.2%
Admiral Group PLC	495,115	22,758,523
Aviva PLC	5,814,928	49,343,368
Legal & General Group PLC	10,858,198	37,189,412
Standard Life PLC	1,341,525	13,800,630
		123,091,933
TOTAL FINANCIALS		1,469,444,239
Health Care - 1.1%
Health Care Equipment & Supplies - 0.0%
Smith & Nephew PLC	1,538,503	23,806,520
Pharmaceuticals - 1.1%
Astrazeneca PLC	2,934,640	556,987,070
GSK PLC	7,738,531	202,884,742
		759,871,812
TOTAL HEALTH CARE		783,678,332
Industrials - 1.0%
Aerospace & Defense - 0.6%
BAE Systems PLC	5,698,547	158,496,882
Melrose Industries PLC	2,393,174	15,680,103
Rolls-Royce Holdings PLC	15,949,070	256,645,419
		430,822,404
Commercial Services & Supplies - 0.1%
Rentokil Initial PLC	4,801,766	32,372,362
Verisure PLC (b)	491,619	6,075,690
		38,448,052
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	5,091,723	42,516,851
Smiths Group PLC	605,652	20,966,146
		63,482,997
Machinery - 0.0%
Spirax Group PLC	139,339	13,590,925
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA (Spain)	2,216,961	11,222,151
Professional Services - 0.2%
Intertek Group PLC	292,906	18,880,348
RELX PLC	3,457,449	126,080,566
		144,960,914
Trading Companies & Distributors - 0.0%
Bunzl PLC	616,411	20,320,633
TOTAL INDUSTRIALS		722,848,076
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	723,506	43,387,390
Software - 0.0%
Sage Group PLC/The	1,820,596	21,713,602
TOTAL INFORMATION TECHNOLOGY		65,100,992
Real Estate - 0.0%
Diversified REITs - 0.0%
Land Securities Group PLC	1,335,371	10,744,780
Industrial REITs - 0.0%
Segro PLC	2,449,710	23,167,428
TOTAL REAL ESTATE		33,912,208
Utilities - 0.5%
Electric Utilities - 0.1%
SSE PLC	2,292,920	82,096,591
Multi-Utilities - 0.3%
Centrica PLC	8,761,753	25,609,649
National Grid PLC	9,428,909	168,782,968
		194,392,617
Water Utilities - 0.1%
Severn Trent PLC	514,244	22,875,073
United Utilities Group PLC	1,295,344	25,681,655
		48,556,728
TOTAL UTILITIES		325,045,936
TOTAL UNITED KINGDOM		4,585,303,381
UNITED STATES - 5.3%
Communication Services - 0.2%
Entertainment - 0.2%
Spotify Technology SA (b)	297,424	132,814,687
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Stellantis NV (Italy) (b)	3,830,403	27,912,885
Hotels, Restaurants & Leisure - 0.1%
InterContinental Hotels Group PLC	273,856	39,188,794
TOTAL CONSUMER DISCRETIONARY		67,101,679
Consumer Staples - 0.7%
Food Products - 0.7%
JBS NV Class A	773,496	12,422,346
Nestle SA	4,891,092	495,172,413
TOTAL CONSUMER STAPLES		507,594,759
Energy - 1.1%
Energy Equipment & Services - 0.0%
Tenaris SA	711,439	22,710,105
Oil, Gas & Consumable Fuels - 1.1%
BP PLC	29,892,761	236,626,158
Shell PLC	10,819,796	491,941,573
		728,567,731
TOTAL ENERGY		751,277,836
Financials - 0.2%
Insurance - 0.2%
Aegon Ltd	2,394,999	19,846,408
Swiss Re AG (c)	567,041	91,404,382
TOTAL FINANCIALS		111,250,790
Health Care - 2.1%
Biotechnology - 0.1%
BeOne Medicines Ltd H Shares (b)	1,625,018	36,886,558
Legend Biotech Corp ADR (b)	132,463	3,115,530
		40,002,088
Health Care Equipment & Supplies - 0.1%
Alcon AG	949,782	70,770,216
Life Sciences Tools & Services - 0.0%
QIAGEN NV (Germany)	393,366	13,404,705
Pharmaceuticals - 1.9%
Haleon PLC	16,917,599	78,123,298
Novartis AG	3,609,091	533,386,366
Roche Holding AG	1,335,131	544,065,670
Roche Holding AG bearer shares	59,549	24,891,154
Sanofi SA	2,083,566	194,972,765
		1,375,439,253
TOTAL HEALTH CARE		1,499,616,262
Industrials - 0.8%
Commercial Services & Supplies - 0.0%
GFL Environmental Inc Subordinate Voting Shares (c)	460,911	18,492,767
Construction & Engineering - 0.1%
Ferrovial SE	972,068	66,672,303
Electrical Equipment - 0.5%
Schneider Electric SE	1,040,978	331,248,383
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	5,430	12,741,054
AP Moller - Maersk A/S Series B	7,595	17,994,012
		30,735,066
Professional Services - 0.1%
Experian PLC	1,743,096	63,778,231
Trading Companies & Distributors - 0.1%
Sunbelt Rentals Holdings Inc (United Kingdom)	791,879	59,523,826
TOTAL INDUSTRIALS		570,450,576
Information Technology - 0.0%
Software - 0.0%
Monday.com Ltd (b)	82,531	5,436,317
Materials - 0.1%
Construction Materials - 0.1%
Buzzi SpA	147,112	8,032,050
Holcim AG	969,004	90,046,081
TOTAL MATERIALS		98,078,131
TOTAL UNITED STATES		3,743,621,037
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	1,346,786	32,976,849
TOTAL COMMON STOCKS (Cost $42,479,396,528)		68,771,843,188

Non-Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA non-voting shares	837,058	14,369,324
FRANCE - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Air Liquide SA	308,560	66,383,725
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Bayerische Motoren Werke AG non-voting shares	108,466	9,884,932
Dr Ing hc F Porsche AG (c)(d)	216,722	10,524,230
Porsche Automobil Holding SE	287,509	10,461,347
Volkswagen AG non-voting shares	391,381	39,689,278
TOTAL CONSUMER DISCRETIONARY		70,559,787
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA non-voting shares	307,219	22,391,247
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	49,866	12,711,680
TOTAL GERMANY		105,662,714
INDIA - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
TVS Motor Co Ltd 6%	1,784,272	193,480
KOREA (SOUTH) - 0.3%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co non-voting shares	43,680	7,431,475
Hyundai Motor Co Series 2	66,624	11,303,761
TOTAL CONSUMER DISCRETIONARY		18,735,236
Consumer Staples - 0.0%
Personal Care Products - 0.0%
LG H&H Co Ltd	985	76,484
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co Ltd non-voting shares	1,551,215	168,503,461
TOTAL KOREA (SOUTH)		187,315,181
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (b)(f)	8,898,217	1
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $260,889,667)		373,924,425

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (i) (Cost $39,053,002)	3.64	39,104,000	39,053,412

Money Market Funds - 4.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.69	2,219,174,577	2,219,618,412
Fidelity Securities Lending Cash Central Fund (j)(k)	3.69	1,284,281,783	1,284,410,211
TOTAL MONEY MARKET FUNDS (Cost $3,504,028,623)			3,504,028,623

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $46,283,367,820)	72,688,849,648
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(1,836,948,238)
NET ASSETS - 100.0%	70,851,901,410

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	6,623	6/2026	1,008,716,015	65,938,797
ICE MSCI Emerging Markets Index Contracts (United States)	6,842	6/2026	559,059,820	70,933,803
TMX S&P/TSX 60 Index Contracts (Canada)	491	6/2026	143,444,944	7,474,229

TOTAL FUTURES CONTRACTS				144,346,829
The notional amount of long futures as a percentage of Net Assets is 2.4%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,354,874,163 or 1.9% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,314,095,607 or 1.9% of net assets.

(f)	Level 3 security.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,053,412.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	983,678,851	8,197,902,506	6,961,958,875	24,021,261	(3,942)	(128)	2,219,618,412	2,219,174,577	3.6%
Fidelity Securities Lending Cash Central Fund	1,414,385,949	5,897,826,607	6,027,808,159	6,202,045	5,814	-	1,284,410,211	1,284,281,783	3.7%
Total	2,398,064,800	14,095,729,113	12,989,767,034	30,223,306	1,872	(128)	3,504,028,623

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	3,269,714,860	661,766,630	2,607,948,230	-
Consumer Discretionary	5,576,073,842	1,319,680,292	4,256,393,550	-
Consumer Staples	3,693,586,736	1,248,100,540	2,445,486,196	-
Energy	3,618,621,328	1,906,310,833	1,712,310,478	17
Financials	16,737,928,166	6,684,848,761	10,051,939,324	1,140,081
Health Care	4,862,655,475	1,706,049,307	3,156,606,168	-
Industrials	10,340,698,992	2,858,746,125	7,481,952,867	-
Information Technology	12,593,193,792	1,125,672,598	11,467,521,192	2
Materials	4,753,396,866	1,815,888,549	2,930,886,247	6,622,070
Real Estate	1,005,615,988	272,085,784	733,530,204	-
Utilities	2,320,357,143	916,422,615	1,397,312,452	6,622,076

Non-Convertible Preferred Stocks
Consumer Discretionary	89,488,503	9,884,932	79,603,571	-
Consumer Staples	22,467,731	22,391,247	76,484	-
Energy	1	-	-	1
Financials	14,369,324	14,369,324	-	-
Health Care	12,711,680	12,711,680	-	-
Information Technology	168,503,461	-	168,503,461	-
Materials	66,383,725	-	66,383,725	-

U.S. Treasury Obligations	39,053,412	-	39,053,412	-

Money Market Funds	3,504,028,623	3,504,028,623	-	-
Total Investments in Securities:	72,688,849,648	24,078,957,840	48,595,507,561	14,384,247
Derivative Instruments:

Assets
Futures Contracts	144,346,829	144,346,829	-	-
Total Assets	144,346,829	144,346,829	-	-
Total Derivative Instruments:	144,346,829	144,346,829	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	144,346,829	-
Total Equity Risk	144,346,829	-
Total Value of Derivatives	144,346,829	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,639,287,158) - See accompanying schedule:
Unaffiliated issuers (cost $42,779,339,197)	$69,184,821,025
Fidelity Central Funds (cost $3,504,028,623)	3,504,028,623

Total Investment in Securities (cost $46,283,367,820)		$72,688,849,648
Segregated cash with brokers for derivative instruments		68,115,962
Cash		3,278,845
Foreign currency held at value (cost $59,745,742)		59,762,073
Receivable for investments sold		4,169,323
Receivable for fund shares sold		16,383,555
Dividends receivable		172,669,848
Reclaims receivable		131,627,835
Distributions receivable from Fidelity Central Funds		11,406,561
Receivable for variation margin on futures contracts		56,672,394
Other receivables		1,088,423
Total assets		73,214,024,467
Liabilities
Payable for investments purchased
Regular delivery	$4,401,663
Delayed delivery	2,401,947
Payable for fund shares redeemed	950,422,997
Deferred taxes	119,510,040
Other payables and accrued expenses	962,133
Collateral on securities loaned	1,284,424,277
Total liabilities		2,362,123,057
Net Assets		$70,851,901,410
Net Assets consist of:
Paid in capital		$47,058,809,526
Total accumulated earnings (loss)		23,793,091,884
Net Assets		$70,851,901,410
Net Asset Value, offering price and redemption price per share ($70,851,901,410 ÷ 3,524,042,656 shares)		$20.11
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$853,631,755
Interest		766,358
Income from Fidelity Central Funds (including $6,202,045 from security lending)		30,223,306
Security lending		631,245
Income before foreign taxes withheld		$885,252,664
Less foreign taxes withheld		(74,933,109)
Total income		810,319,555
Expenses
Custodian fees and expenses	$3,065,002
Independent trustees' fees and expenses	73,959
Interest	275,875
Total expenses before reductions	3,414,836
Expense reductions	(11,114)
Total expenses after reductions		3,403,722
Net Investment income (loss)		806,915,833
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $6,340,426)	156,195,082
Fidelity Central Funds	1,872
Foreign currency transactions	(516,668)
Futures contracts	235,493,137
Total net realized gain (loss)		391,173,423
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $32,916,341)	7,086,596,830
Fidelity Central Funds	(128)
Assets and liabilities in foreign currencies	7,634,858
Futures contracts	123,230,892
Total change in net unrealized appreciation (depreciation)		7,217,462,452
Net gain (loss)		7,608,635,875
Net increase (decrease) in net assets resulting from operations		$8,415,551,708
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$806,915,833	$1,543,378,072
Net realized gain (loss)	391,173,423	(792,814,381)
Change in net unrealized appreciation (depreciation)	7,217,462,452	11,782,936,655
Net increase (decrease) in net assets resulting from operations	8,415,551,708	12,533,500,346
Distributions to shareholders	(1,881,532,189)	(1,457,359,215)

Share transactions
Proceeds from sales of shares	8,041,234,415	9,710,408,073
Reinvestment of distributions	1,881,532,189	1,457,359,215
Cost of shares redeemed	(7,393,659,590)	(9,892,877,101)

Net increase (decrease) in net assets resulting from share transactions	2,529,107,014	1,274,890,187
Total increase (decrease) in net assets	9,063,126,533	12,351,031,318

Net Assets
Beginning of period	61,788,774,877	49,437,743,559
End of period	$70,851,901,410	$61,788,774,877

Other Information
Shares
Sold	427,266,829	616,980,758
Issued in reinvestment of distributions	104,645,839	99,750,802
Redeemed	(380,343,915)	(633,889,326)
Net increase (decrease)	151,568,753	82,842,234

Financial Highlights
Fidelity® Series Global ex U.S. Index Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.32	$15.03	$12.53	$11.43	$15.55	$12.23
Income from Investment Operations
Net investment income (loss) A,B	.23	.45	.42	.41	.42	.38
Net realized and unrealized gain (loss)	2.11	3.26	2.48	1.03	(4.15)	3.18
Total from investment operations	2.34	3.71	2.90	1.44	(3.73)	3.56
Distributions from net investment income	(.55)	(.42)	(.40)	(.34)	(.39)	(.24)
Total distributions	(.55)	(.42)	(.40)	(.34)	(.39)	(.24)
Net asset value, end of period	$20.11	$18.32	$15.03	$12.53	$11.43	$15.55
Total Return C,D	13.15%	25.42%	23.60%	12.62%	(24.57)%	29.34%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.01% G	.01%	.01%	.02%	.02%	.02%
Expenses net of fee waivers, if any	.01 % G	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions, if any	.01% G	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	2.48% G	2.84%	2.94%	3.11%	3.11%	2.52%
Supplemental Data
Net assets, end of period (000 omitted)	$70,851,901	$61,788,775	$49,437,744	$36,491,891	$29,886,480	$30,864,862
Portfolio turnover rate H	12 % G	8%	3%	6%	4%	5% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Series Global ex U.S. Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund did not recognize dividend income during the period on certain Russian securities due to restrictions imposed by the Russian government on these dividend payments. There is uncertainty regarding the timeline for these restrictions to be lifted and the collectability of these and future dividend payments on Russian securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$28,723,952,651
Gross unrealized depreciation	(3,022,888,897)
Net unrealized appreciation (depreciation)	$25,701,063,754
Tax cost	$47,132,132,723

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(404,379,304)
Long-term	(2,374,654,976)
Total capital loss carryforward	$(2,779,034,280)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Global ex U.S. Index Fund	5,277,336,848	3,957,066,277
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Series Global ex U.S. Index Fund	$444,858

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Series Global ex U.S. Index Fund	Borrower	508,416,600	3.91%	275,875

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Global ex U.S. Index Fund	741,465	5	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Series Global ex U.S. Index Fund	439,925,087
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $11,114.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.899282.116
SGX-SANN-0626
Fidelity® SAI Emerging Markets Low Volatility Index Fund
Fidelity® SAI International Low Volatility Index Fund
Fidelity® SAI U.S. Low Volatility Index Fund

Semi-Annual Report
April 30, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
The MSCI indexes are the exclusive property of MSCI Inc. ("MSCI"). MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Fidelity. The financial products referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such financial products or any index on which such financial products are based. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). A fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Emerging Markets Low Volatility Index Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.3%
	Shares	Value ($)
BRAZIL - 1.2%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Telefonica Brasil SA	2,801,960	22,209,486
Industrials - 0.5%
Ground Transportation - 0.5%
Rumo SA	4,485,700	14,249,376
TOTAL BRAZIL		36,458,862
CHILE - 0.2%
Financials - 0.2%
Banks - 0.2%
Banco de Chile	28,233,422	5,292,688
CHINA - 22.6%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
China Tower Corp Ltd H Shares (b)(c)	17,636,700	24,993,231
Consumer Discretionary - 1.3%
Automobiles - 0.2%
SAIC Motor Corp Ltd A Shares (China)	2,430,800	4,926,306
Household Durables - 1.1%
Gree Electric Appliances Inc of Zhuhai A Shares (China)	1,692,800	9,945,014
Haier Smart Home Co Ltd H Shares	1,482,200	4,186,407
Midea Group Co Ltd H Shares	1,671,900	19,319,894
		33,451,315
TOTAL CONSUMER DISCRETIONARY		38,377,621
Consumer Staples - 0.6%
Food Products - 0.3%
Want Want China Holdings Ltd	17,042,000	9,674,765
Personal Care Products - 0.3%
Hengan International Group Co Ltd	2,458,500	8,428,620
TOTAL CONSUMER STAPLES		18,103,385
Energy - 2.8%
Oil, Gas & Consumable Fuels - 2.8%
China Petroleum & Chemical Corp A Shares (China)	1,548,800	1,224,149
China Petroleum & Chemical Corp H Shares	62,762,000	37,079,151
China Shenhua Energy Co Ltd H Shares	7,769,500	48,263,157
TOTAL ENERGY		86,566,457
Financials - 12.2%
Banks - 11.2%
Agricultural Bank of China Ltd A Shares (China)	1,052,500	1,065,207
Agricultural Bank of China Ltd H Shares	54,570,000	42,569,980
Bank of China Ltd A Shares (China)	17,856,500	15,031,175
Bank of China Ltd H Shares	70,406,000	45,718,831
Bank of Communications Co Ltd A Shares (China)	15,211,700	15,140,765
Bank of Communications Co Ltd H Shares	44,780,000	40,959,629
China CITIC Bank Corp Ltd H Shares	34,261,000	35,929,506
China Construction Bank Corp H Shares	40,432,000	45,639,640
China Minsheng Banking Corp Ltd H Shares	27,260,500	12,440,409
Chongqing Rural Commercial Bank Co Ltd A Shares (China)	2,595,300	2,789,179
Industrial & Commercial Bank of China Ltd A Shares (China)	30,437,000	33,173,171
Industrial & Commercial Bank of China Ltd H Shares	52,556,000	47,350,343
		337,807,835
Insurance - 1.0%
PICC Property & Casualty Co Ltd H Shares	17,408,000	31,445,159
TOTAL FINANCIALS		369,252,994
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd A Shares (China)	441,404	1,465,095
Industrials - 0.9%
Construction & Engineering - 0.3%
China Railway Group Ltd H Shares	15,865,000	7,691,057
Ground Transportation - 0.1%
Daqin Railway Co Ltd A Shares (China)	6,094,475	4,741,376
Transportation Infrastructure - 0.5%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	14,807,400	10,636,691
Jiangsu Expressway Co Ltd A Shares (China)	466,700	841,626
Shanghai International Port Group Co Ltd A Shares (China)	5,289,000	3,878,174
		15,356,491
TOTAL INDUSTRIALS		27,788,924
Information Technology - 2.0%
Electronic Equipment, Instruments & Components - 0.5%
BOE Technology Group Co Ltd A Shares (China)	11,057,600	6,630,456
China Railway Signal & Communication Corp Ltd A Shares (China)	2,278,428	1,715,368
China Railway Signal & Communication Corp Ltd H Shares (b)(c)	6,071,000	2,824,906
TCL Technology Group Corp A Shares (China)	6,255,800	3,920,994
		15,091,724
Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	189,167	10,517,251
Hygon Information Technology Co Ltd A Shares (China)	361,049	15,865,287
NAURA Technology Group Co Ltd A Shares (China)	218,715	17,317,011
		43,699,549
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd	464,000	697,726
TOTAL INFORMATION TECHNOLOGY		59,488,999
Utilities - 2.0%
Independent Power and Renewable Electricity Producers - 2.0%
CGN Power Co Ltd A Shares (China)	5,838,300	3,922,297
CGN Power Co Ltd H Shares (b)(c)	40,238,000	17,928,424
China Three Gorges Renewables Group Co Ltd A Shares (China)	8,777,600	5,264,757
China Yangtze Power Co Ltd A Shares (China)	7,397,872	29,836,302
SDIC Power Holdings Co Ltd A Shares (China)	2,453,400	4,936,529
TOTAL UTILITIES		61,888,309
TOTAL CHINA		687,925,015
INDIA - 14.2%
Communication Services - 1.2%
Wireless Telecommunication Services - 1.2%
Bharti Airtel Ltd	1,782,775	35,638,950
Consumer Discretionary - 3.4%
Automobiles - 2.2%
Maruti Suzuki India Ltd	244,108	34,440,312
TVS Motor Co Ltd	896,210	33,189,670
		67,629,982
Textiles, Apparel & Luxury Goods - 1.2%
Titan Co Ltd	807,713	37,499,278
TOTAL CONSUMER DISCRETIONARY		105,129,260
Consumer Staples - 1.9%
Food Products - 1.3%
Kwality Wall's India Ltd	647,101	187,141
Nestle India Ltd	2,649,904	40,826,641
		41,013,782
Personal Care Products - 0.6%
Hindustan Unilever Ltd	707,646	16,823,341
TOTAL CONSUMER STAPLES		57,837,123
Health Care - 1.8%
Pharmaceuticals - 1.8%
Cipla Ltd/India	1,743,066	24,157,033
Dr Reddy's Laboratories Ltd	852,544	11,906,997
Sun Pharmaceutical Industries Ltd	963,645	18,460,125
TOTAL HEALTH CARE		54,524,155
Information Technology - 4.9%
IT Services - 4.9%
HCL Technologies Ltd	2,439,151	31,024,660
Infosys Ltd	2,407,451	30,308,885
Tata Consultancy Services Ltd	1,195,819	31,382,294
Tech Mahindra Ltd	2,403,404	37,570,408
Wipro Ltd	8,944,337	19,059,049
TOTAL INFORMATION TECHNOLOGY		149,345,296
Utilities - 1.0%
Electric Utilities - 1.0%
Power Grid Corp of India Ltd	9,111,471	30,684,144
TOTAL INDIA		433,158,928
INDONESIA - 1.4%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Telkom Indonesia Persero Tbk PT	101,815,400	16,655,267
Consumer Staples - 0.2%
Food Products - 0.2%
Indofood Sukses Makmur Tbk PT	16,612,300	6,529,757
Financials - 0.7%
Banks - 0.7%
Bank Central Asia Tbk PT	56,511,900	19,159,809
TOTAL INDONESIA		42,344,833
KOREA (SOUTH) - 11.0%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.3%
LG Uplus Corp	754,513	8,142,378
Media - 0.1%
Cheil Worldwide Inc	275,295	3,756,456
TOTAL COMMUNICATION SERVICES		11,898,834
Consumer Discretionary - 1.7%
Automobile Components - 1.4%
Hyundai Mobis Co Ltd	141,480	41,181,356
Household Durables - 0.3%
Coway Co Ltd	198,150	11,594,043
TOTAL CONSUMER DISCRETIONARY		52,775,399
Consumer Staples - 1.8%
Food Products - 0.3%
CJ CheilJedang Corp	30,198	5,082,777
NongShim Co Ltd	10,728	2,772,355
		7,855,132
Tobacco - 1.5%
KT&G Corp	375,611	45,575,026
TOTAL CONSUMER STAPLES		53,430,158
Financials - 2.1%
Banks - 0.5%
Industrial Bank of Korea	992,363	15,309,442
Insurance - 1.6%
DB Insurance Co Ltd	115,770	13,258,441
Hyundai Marine & Fire Insurance Co Ltd (d)	219,238	4,547,515
Samsung Fire & Marine Insurance Co Ltd	95,555	30,032,019
		47,837,975
TOTAL FINANCIALS		63,147,417
Information Technology - 5.0%
Electronic Equipment, Instruments & Components - 2.6%
Hanwha Vision Co Ltd (d)	128,377	7,652,340
LG Display Co Ltd (d)(e)	1,188,126	9,983,888
LG Innotek Co Ltd	52,698	20,734,839
Samsung Electro-Mechanics Co Ltd	71,638	41,361,461
		79,732,528
IT Services - 0.5%
Samsung SDS Co Ltd	148,952	16,968,136
Technology Hardware, Storage & Peripherals - 1.9%
Samsung Electronics Co Ltd	375,619	56,926,681
TOTAL INFORMATION TECHNOLOGY		153,627,345
TOTAL KOREA (SOUTH)		334,879,153
KUWAIT - 1.9%
Communication Services - 0.6%
Wireless Telecommunication Services - 0.6%
Mobile Telecommunications Co KSCP	9,332,688	17,299,616
Financials - 1.3%
Banks - 1.3%
Boubyan Bank KSCP	2,301,721	5,082,499
National Bank of Kuwait SAKP	12,702,342	35,525,250
TOTAL FINANCIALS		40,607,749
TOTAL KUWAIT		57,907,365
MALAYSIA - 4.0%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
CELCOMDIGI BHD	12,522,000	9,468,278
Consumer Staples - 0.2%
Food Products - 0.2%
PPB Group Bhd	2,442,100	7,143,087
Financials - 0.6%
Banks - 0.6%
Malayan Banking Bhd	5,993,516	16,743,994
Public Bank Bhd	1,944,500	2,293,794
TOTAL FINANCIALS		19,037,788
Health Care - 0.9%
Health Care Providers & Services - 0.9%
IHH Healthcare Bhd	11,710,200	26,023,948
Industrials - 0.4%
Marine Transportation - 0.4%
MISC Bhd	5,071,300	10,703,590
Utilities - 1.6%
Electric Utilities - 1.3%
Tenaga Nasional Bhd	10,830,200	39,707,649
Gas Utilities - 0.3%
Petronas Gas Bhd	2,074,900	9,307,566
TOTAL UTILITIES		49,015,215
TOTAL MALAYSIA		121,391,906
MEXICO - 0.4%
Consumer Staples - 0.4%
Household Products - 0.4%
Kimberly-Clark de Mexico SAB de CV Series A	5,180,000	11,713,084
PHILIPPINES - 0.4%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
PLDT Inc	313,075	6,402,087
Utilities - 0.2%
Electric Utilities - 0.2%
Manila Electric Co	631,050	6,762,260
TOTAL PHILIPPINES		13,164,347
POLAND - 0.3%
Information Technology - 0.3%
Software - 0.3%
Asseco Poland SA	194,341	9,760,478
QATAR - 1.5%
Financials - 1.3%
Banks - 1.3%
Al Rayan Bank	4,833,974	2,874,362
Qatar Islamic Bank QPSC	1,623,863	9,909,980
Qatar National Bank QPSC	5,930,110	28,258,008
TOTAL FINANCIALS		41,042,350
Utilities - 0.2%
Multi-Utilities - 0.2%
Nebras Energy	1,448,341	5,827,574
TOTAL QATAR		46,869,924
RUSSIA - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc (d)(f)	1,400	0
Phosagro Pjsc GDR (b)(d)(f)	3,774	0

TOTAL RUSSIA		0
SAUDI ARABIA - 7.7%
Communication Services - 1.5%
Diversified Telecommunication Services - 1.2%
Saudi Telecom Co	3,137,595	36,424,713
Wireless Telecommunication Services - 0.3%
Etihad Etisalat Co	473,825	8,211,872
TOTAL COMMUNICATION SERVICES		44,636,585
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Aldrees Petroleum and Transport Services Co	31,341	1,002,778
Jarir Marketing Co	2,219,226	8,905,307
TOTAL CONSUMER DISCRETIONARY		9,908,085
Consumer Staples - 0.4%
Food Products - 0.4%
Almarai Co JSC	1,198,924	13,227,963
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Saudi Arabian Oil Co (b)(c)	6,175,822	45,711,457
Financials - 1.0%
Banks - 1.0%
Alinma Bank	4,820,642	31,259,302
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Mouwasat Medical Services Co	340,267	6,169,352
Information Technology - 0.7%
IT Services - 0.7%
Arabian Internet & Communications Services Co	90,638	5,365,054
Elm Co	98,606	15,406,777
TOTAL INFORMATION TECHNOLOGY		20,771,831
Materials - 1.6%
Chemicals - 1.6%
SABIC Agri-Nutrients Co	579,954	22,530,142
Saudi Basic Industries Corp	1,452,880	23,727,210
Yanbu National Petrochemical Co	147,600	1,445,893
TOTAL MATERIALS		47,703,245
Utilities - 0.5%
Electric Utilities - 0.5%
Saudi Energy Co	2,993,759	14,160,588
TOTAL SAUDI ARABIA		233,548,408
TAIWAN - 25.0%
Communication Services - 2.8%
Diversified Telecommunication Services - 1.4%
Chunghwa Telecom Co Ltd	10,030,000	43,202,932
Wireless Telecommunication Services - 1.4%
Far EasTone Telecommunications Co Ltd	6,684,000	19,997,566
Taiwan Mobile Co Ltd	6,625,000	23,400,685
		43,398,251
TOTAL COMMUNICATION SERVICES		86,601,183
Consumer Staples - 1.5%
Consumer Staples Distribution & Retail - 0.5%
President Chain Store Corp	2,124,000	15,060,990
Food Products - 1.0%
Uni-President Enterprises Corp	14,177,000	31,151,641
TOTAL CONSUMER STAPLES		46,212,631
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Formosa Petrochemical Corp	6,471,000	11,599,367
Financials - 5.2%
Banks - 5.2%
Chang Hwa Commercial Bank Ltd	33,342,888	22,359,195
Mega Financial Holding Co Ltd	29,073,797	36,111,223
Shanghai Commercial & Savings Bank Ltd/The	13,778,080	17,053,815
SinoPac Financial Holdings Co Ltd	41,587,447	40,879,620
Taichung Commercial Bank Co Ltd	15,952,248	10,034,369
Taiwan Cooperative Financial Holding Co Ltd	43,162,192	31,414,221
TOTAL FINANCIALS		157,852,443
Industrials - 0.4%
Industrial Conglomerates - 0.2%
Far Eastern New Century Corp	6,229,000	5,101,069
Transportation Infrastructure - 0.2%
Taiwan High Speed Rail Corp	8,319,000	6,982,740
TOTAL INDUSTRIALS		12,083,809
Information Technology - 13.6%
Communications Equipment - 2.8%
Accton Technology Corp	1,165,000	85,592,134
Electronic Equipment, Instruments & Components - 4.4%
E Ink Holdings Inc	2,004,000	8,846,202
Foxconn Technology Co Ltd	3,951,000	6,570,582
Lotes Co Ltd	344,000	29,046,167
Simplo Technology Co Ltd	699,000	7,960,415
Sinbon Electronics Co Ltd	834,000	7,533,001
Synnex Technology International Corp	5,101,000	13,414,537
Wpg Holding Co Ltd	6,338,000	20,373,468
WT Microelectronics Co Ltd	2,408,000	15,695,570
Zhen Ding Technology Holding Ltd	1,762,000	23,849,031
		133,288,973
Semiconductors & Semiconductor Equipment - 0.6%
Chipbond Technology Corp	2,417,000	12,638,685
Radiant Opto-Electronics Corp	1,755,000	5,574,095
		18,212,780
Technology Hardware, Storage & Peripherals - 5.8%
Advantech Co Ltd	1,892,000	21,704,720
Asustek Computer Inc	1,870,000	34,757,635
Catcher Technology Co Ltd	2,354,000	15,554,409
Chicony Electronics Co Ltd	2,442,000	9,646,111
Compal Electronics Inc	15,635,000	14,499,963
Inventec Corp	11,916,000	17,512,883
Lite-On Technology Corp	7,795,000	41,928,861
Pegatron Corp	7,798,000	20,466,389
		176,070,971
TOTAL INFORMATION TECHNOLOGY		413,164,858
Materials - 0.8%
Chemicals - 0.4%
Formosa Plastics Corp	7,989,000	13,086,944
Construction Materials - 0.4%
Asia Cement Corp	9,662,000	10,748,009
TOTAL MATERIALS		23,834,953
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Highwealth Construction Corp	6,673,869	8,602,685
TOTAL TAIWAN		759,951,929
THAILAND - 1.6%
Communication Services - 1.3%
Wireless Telecommunication Services - 1.3%
Advanced Info Service PCL	3,264,100	34,144,025
Advanced Info Service PCL depository receipt	439,700	4,599,469
TOTAL COMMUNICATION SERVICES		38,743,494
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Bangkok Dusit Medical Services PCL	15,860,500	8,920,928
Bangkok Dusit Medical Services PCL depository receipt	2,160,400	1,215,143
TOTAL HEALTH CARE		10,136,071
TOTAL THAILAND		48,879,565
UNITED ARAB EMIRATES - 3.9%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Emirates Telecommunications Group Co PJSC	5,358,743	27,135,831
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Americana Restaurants International PLC - Foreign Co	10,821,641	5,862,913
Specialty Retail - 0.4%
Abu Dhabi National Oil Co for Distribution PJSC	10,886,994	10,877,806
TOTAL CONSUMER DISCRETIONARY		16,740,719
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Gas PLC	297,511	272,960
Financials - 0.7%
Banks - 0.7%
Dubai Islamic Bank PJSC	10,942,951	21,271,588
Industrials - 0.7%
Passenger Airlines - 0.4%
Air Arabia PJSC	8,636,185	11,638,430
Transportation Infrastructure - 0.3%
Salik Co PJSC	7,093,421	10,814,613
TOTAL INDUSTRIALS		22,453,043
Materials - 0.3%
Chemicals - 0.3%
Borouge PLC	11,405,232	7,855,827
Utilities - 0.8%
Multi-Utilities - 0.8%
Dubai Electricity & Water Authority PJSC	33,466,449	24,144,752
TOTAL UNITED ARAB EMIRATES		119,874,720
TOTAL COMMON STOCKS (Cost $2,323,476,123)		2,963,121,205

Non-Convertible Preferred Stocks - 2.0%
	Shares	Value ($)
INDIA - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
TVS Motor Co Ltd 6%	3,862,416	418,826
KOREA (SOUTH) - 2.0%
Financials - 0.1%
Insurance - 0.1%
Samsung Fire & Marine Insurance Co Ltd	9,852	2,498,900
Information Technology - 1.9%
Technology Hardware, Storage & Peripherals - 1.9%
Samsung Electronics Co Ltd non-voting shares	526,125	57,151,255
TOTAL KOREA (SOUTH)		59,650,155
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $50,109,494)		60,068,981

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (h) (Cost $467,389)	3.64	468,000	467,395

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.69	25,373,640	25,378,715
Fidelity Securities Lending Cash Central Fund (i)(j)	3.69	8,749	8,749
TOTAL MONEY MARKET FUNDS (Cost $25,387,465)			25,387,464

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,399,440,471)	3,049,045,045
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,643,077)
NET ASSETS - 100.0%	3,047,401,968

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	294	6/2026	24,022,740	2,775,614

The notional amount of long futures as a percentage of Net Assets is 0.8%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $91,458,018 or 3.0% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $91,458,018 or 3.0% of net assets.

(d)	Non-income producing.
(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $467,395.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	73,661,297	300,808,879	349,090,444	501,440	(1,017)	-	25,378,715	25,373,640	0.0%
Fidelity Securities Lending Cash Central Fund	-	10,468,844	10,460,095	337	-	-	8,749	8,749	0.0%
Total	73,661,297	311,277,723	359,550,539	501,777	(1,017)	-	25,387,464

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	341,682,842	111,281,518	230,401,324	-
Consumer Discretionary	222,931,084	26,648,804	196,282,280	-
Consumer Staples	214,197,188	24,941,047	189,256,141	-
Energy	144,150,241	45,984,417	98,165,824	-
Financials	767,924,128	139,473,677	628,450,451	-
Health Care	98,318,621	6,169,352	92,149,269	-
Industrials	87,278,742	36,702,419	50,576,323	-
Information Technology	806,158,807	30,532,309	775,626,498	-
Materials	79,394,025	55,559,072	23,834,953	-
Real Estate	8,602,685	-	8,602,685	-
Utilities	192,482,842	44,132,914	148,349,928	-

Non-Convertible Preferred Stocks
Consumer Discretionary	418,826	-	418,826	-
Financials	2,498,900	-	2,498,900	-
Information Technology	57,151,255	-	57,151,255	-

U.S. Treasury Obligations	467,395	-	467,395	-

Money Market Funds	25,387,464	25,387,464	-	-
Total Investments in Securities:	3,049,045,045	546,812,993	2,502,232,052	-
Derivative Instruments:

Assets
Futures Contracts	2,775,614	2,775,614	-	-
Total Assets	2,775,614	2,775,614	-	-
Total Derivative Instruments:	2,775,614	2,775,614	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,775,614	-
Total Equity Risk	2,775,614	-
Total Value of Derivatives	2,775,614	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® SAI Emerging Markets Low Volatility Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $16,586) - See accompanying schedule:
Unaffiliated issuers (cost $2,374,053,006)	$3,023,657,581
Fidelity Central Funds (cost $25,387,465)	25,387,464

Total Investment in Securities (cost $2,399,440,471)		$3,049,045,045
Segregated cash with brokers for derivative instruments		785,087
Foreign currency held at value (cost $3,182,603)		3,165,289
Receivable for fund shares sold		28,222
Dividends receivable		1,469,921
Distributions receivable from Fidelity Central Funds		162,802
Receivable for variation margin on futures contracts		466,514
Prepaid expenses		622
Total assets		3,055,123,502
Liabilities
Payable for investments purchased	$1,662
Payable for fund shares redeemed	88,889
Accrued management fee	365,169
Deferred taxes	7,099,603
Other payables and accrued expenses	157,461
Collateral on securities loaned	8,750
Total liabilities		7,721,534
Net Assets		$3,047,401,968
Net Assets consist of:
Paid in capital		$2,332,483,424
Total accumulated earnings (loss)		714,918,544
Net Assets		$3,047,401,968
Net Asset Value, offering price and redemption price per share ($3,047,401,968 ÷ 245,552,737 shares)		$12.41
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$37,809,063
Interest		16,538
Income from Fidelity Central Funds (including $337 from security lending)		501,777
Security lending		7
Income before foreign taxes withheld		$38,327,385
Less foreign taxes withheld		(3,865,027)
Total income		34,462,358
Expenses
Management fee	$2,042,760
Custodian fees and expenses	904,792
Independent trustees' fees and expenses	3,116
Registration fees	20,305
Audit fees	48,769
Legal	1,428
Interest	18,229
Miscellaneous	3,549
Total expenses		3,042,948
Net Investment income (loss)		31,419,410
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $2,246,777)	58,255,819
Fidelity Central Funds	(1,017)
Foreign currency transactions	75,437
Futures contracts	8,602,397
Total net realized gain (loss)		66,932,636
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $8,285,411)	106,804,490
Assets and liabilities in foreign currencies	(8,377)
Futures contracts	1,454,195
Total change in net unrealized appreciation (depreciation)		108,250,308
Net gain (loss)		175,182,944
Net increase (decrease) in net assets resulting from operations		$206,602,354
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,419,410	$81,681,112
Net realized gain (loss)	66,932,636	102,368,826
Change in net unrealized appreciation (depreciation)	108,250,308	86,771,961
Net increase (decrease) in net assets resulting from operations	206,602,354	270,821,899
Distributions to shareholders	(194,089,159)	(100,050,273)

Share transactions
Proceeds from sales of shares	281,137,488	467,988,976
Reinvestment of distributions	185,200,719	92,728,923
Cost of shares redeemed	(145,631,872)	(645,310,758)

Net increase (decrease) in net assets resulting from share transactions	320,706,335	(84,592,859)
Total increase (decrease) in net assets	333,219,530	86,178,767

Net Assets
Beginning of period	2,714,182,438	2,628,003,671
End of period	$3,047,401,968	$2,714,182,438

Other Information
Shares
Sold	23,656,610	41,037,268
Issued in reinvestment of distributions	16,203,038	8,301,605
Redeemed	(12,151,849)	(55,508,973)
Net increase (decrease)	27,707,799	(6,170,100)

Financial Highlights
Fidelity® SAI Emerging Markets Low Volatility Index Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.46	$11.73	$10.16	$9.29	$11.44	$9.41
Income from Investment Operations
Net investment income (loss) A,B	.14	.40	.36	.35	.33	.27
Net realized and unrealized gain (loss)	.70	.89	1.53	.70	(2.22)	1.95
Total from investment operations	.84	1.29	1.89	1.05	(1.89)	2.22
Distributions from net investment income	(.41)	(.52)	(.32)	(.18)	(.26)	(.19)
Distributions from net realized gain	(.49)	(.05)	-	-	-	-
Total distributions	(.89) C	(.56) C	(.32)	(.18)	(.26)	(.19)
Net asset value, end of period	$12.41	$12.46	$11.73	$10.16	$9.29	$11.44
Total Return D,E	7.38%	11.55%	18.98%	11.41%	(16.88)%	23.79%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.22% H	.24%	.26%	.26%	.26%	.23%
Expenses net of fee waivers, if any	.22 % H	.24%	.26%	.26%	.25%	.23%
Expenses net of all reductions, if any	.22% H	.24%	.26%	.26%	.25%	.23%
Net investment income (loss)	2.31% H	3.41%	3.24%	3.37%	3.09%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$3,047,402	$2,714,182	$2,628,004	$3,171,949	$2,071,953	$1,792,423
Portfolio turnover rate I	33 % H	39%	34%	22%	21%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® SAI International Low Volatility Index Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.8%
	Shares	Value ($)
AUSTRALIA - 3.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	2,565,655	9,853,458
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Lottery Corp/The	10,444,784	41,811,603
Financials - 2.0%
Capital Markets - 0.5%
ASX Ltd	911,769	39,949,849
Insurance - 1.5%
Insurance Australia Group Ltd	11,099,793	60,361,799
Medibank Pvt Ltd	12,923,760	43,945,085
		104,306,884
TOTAL FINANCIALS		144,256,733
Health Care - 0.4%
Biotechnology - 0.4%
CSL Ltd	314,586	28,394,717
Industrials - 0.8%
Professional Services - 0.8%
Computershare Ltd	2,551,319	56,050,407
TOTAL AUSTRALIA		280,366,918
CHINA - 1.3%
Financials - 1.3%
Banks - 1.3%
BOC Hong Kong Holdings Ltd	16,866,500	97,019,291
DENMARK - 0.9%
Financials - 0.9%
Banks - 0.4%
Ringkjoebing Landbobank A/S	119,809	29,937,432
Insurance - 0.5%
Tryg A/S	1,504,261	36,099,523
TOTAL DENMARK		66,036,955
FINLAND - 2.6%
Financials - 1.7%
Insurance - 1.7%
Mandatum Holding Oy	1,957,970	15,649,186
Sampo Oyj A Shares	10,364,043	107,695,256
TOTAL FINANCIALS		123,344,442
Industrials - 0.0%
Machinery - 0.0%
Kone Oyj B Shares	16,228	1,032,292
Materials - 0.9%
Containers & Packaging - 0.2%
Huhtamaki Oyj	440,051	14,078,859
Paper & Forest Products - 0.7%
UPM-Kymmene Oyj	1,692,329	50,588,564
TOTAL MATERIALS		64,667,423
TOTAL FINLAND		189,044,157
FRANCE - 4.3%
Communication Services - 1.7%
Diversified Telecommunication Services - 1.7%
Orange SA	6,153,943	128,139,566
Consumer Staples - 0.2%
Food Products - 0.2%
Danone SA	153,627	12,036,375
Health Care - 0.5%
Pharmaceuticals - 0.5%
Ipsen SA	180,927	35,461,611
Materials - 1.9%
Chemicals - 1.9%
Air Liquide SA	642,639	138,257,619
TOTAL FRANCE		313,895,171
GERMANY - 4.2%
Consumer Staples - 0.5%
Personal Care Products - 0.5%
Beiersdorf AG (b)	421,231	34,919,932
Financials - 3.0%
Capital Markets - 1.8%
Deutsche Boerse AG	428,017	131,314,713
Insurance - 1.2%
Hannover Rueck SE	282,971	85,551,256
TOTAL FINANCIALS		216,865,969
Materials - 0.7%
Chemicals - 0.7%
Symrise AG	623,126	55,122,142
TOTAL GERMANY		306,908,043
HONG KONG - 3.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
PCCW Ltd	20,692,000	15,992,820
Industrials - 0.4%
Ground Transportation - 0.4%
MTR Corp Ltd	7,592,083	32,442,262
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Hongkong Land Holdings Ltd (Singapore)	2,876,800	22,744,092
Sino Land Co Ltd (b)	17,268,859	27,691,834
TOTAL REAL ESTATE		50,435,926
Utilities - 2.4%
Electric Utilities - 1.8%
CLP Holdings Ltd	7,468,000	71,807,223
Power Assets Holdings Ltd	6,399,500	52,885,950
		124,693,173
Gas Utilities - 0.6%
Hong Kong & China Gas Co Ltd	50,772,015	47,005,880
TOTAL UTILITIES		171,699,053
TOTAL HONG KONG		270,570,061
INDONESIA - 0.9%
Industrials - 0.9%
Industrial Conglomerates - 0.9%
Jardine Matheson Holdings Ltd (Singapore)	971,076	66,200,478
ISRAEL - 1.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Bezeq The Israeli Telecommunication Corp Ltd	556,942	1,517,361
Industrials - 1.4%
Aerospace & Defense - 1.4%
Elbit Systems Ltd	126,221	104,633,580
TOTAL ISRAEL		106,150,941
ITALY - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Recordati Industria Chimica e Farmaceutica SpA	507,601	29,572,827
JAPAN - 29.4%
Communication Services - 3.8%
Diversified Telecommunication Services - 1.0%
NTT Inc	76,855,900	74,862,369
Wireless Telecommunication Services - 2.8%
KDDI Corp	6,215,600	101,715,434
SoftBank Corp	75,685,300	106,524,741
		208,240,175
TOTAL COMMUNICATION SERVICES		283,102,544
Consumer Discretionary - 3.8%
Automobile Components - 1.1%
Bridgestone Corp	4,025,000	83,643,751
Automobiles - 1.3%
Toyota Motor Corp	5,062,800	97,182,560
Broadline Retail - 0.4%
Pan Pacific International Holdings Corp	4,774,600	27,005,393
Hotels, Restaurants & Leisure - 0.6%
McDonald's Holdings Co Japan Ltd (b)	405,600	21,100,268
Skylark Holdings Co Ltd	1,067,600	20,574,078
		41,674,346
Household Durables - 0.2%
Haseko Corp	959,800	16,574,815
Specialty Retail - 0.2%
Shimamura Co Ltd	675,600	14,171,059
TOTAL CONSUMER DISCRETIONARY		280,251,924
Consumer Staples - 0.4%
Beverages - 0.2%
Suntory Beverage & Food Ltd	434,500	12,521,571
Food Products - 0.2%
Nisshin Seifun Group Inc	1,173,100	14,984,258
TOTAL CONSUMER STAPLES		27,505,829
Financials - 6.8%
Banks - 3.3%
Gunma Bank Ltd/The	1,709,200	23,403,295
Hachijuni Nagano Bank Ltd	2,131,700	28,881,012
Hirogin Holdings Inc	1,432,800	16,926,245
Japan Post Bank Co Ltd	5,635,700	96,710,213
Kyoto Financial Group Inc	1,414,200	39,090,109
Mebuki Financial Group Inc	4,444,200	36,897,258
		241,908,132
Consumer Finance - 0.2%
Marui Group Co Ltd	861,900	16,499,498
Insurance - 3.3%
Japan Post Holdings Co Ltd	8,091,800	93,841,096
Tokio Marine Holdings Inc	3,225,400	147,712,904
		241,554,000
TOTAL FINANCIALS		499,961,630
Health Care - 1.3%
Health Care Providers & Services - 0.2%
Medipal Holdings Corp	967,000	17,277,717
Pharmaceuticals - 1.1%
Astellas Pharma Inc	5,582,200	79,109,508
TOTAL HEALTH CARE		96,387,225
Industrials - 4.9%
Air Freight & Logistics - 0.1%
Yamato Holdings Co Ltd	1,353,400	15,333,140
Building Products - 0.5%
AGC Inc	1,020,300	36,591,960
Commercial Services & Supplies - 1.0%
Secom Co Ltd	1,926,940	70,159,409
Construction & Engineering - 0.4%
Kinden Corp	544,200	29,158,784
Ground Transportation - 2.1%
East Japan Railway Co	129,100	2,818,114
Hankyu Hanshin Holdings Inc	1,121,240	32,503,753
Kintetsu Group Holdings Co Ltd	894,800	19,106,507
Kyushu Railway Co	725,900	16,662,294
Tobu Railway Co Ltd	944,400	16,865,154
Tokyu Corp	2,668,700	28,380,319
West Japan Railway Co	2,138,000	38,701,202
		155,037,343
Industrial Conglomerates - 0.3%
Sekisui Chemical Co Ltd	1,267,500	19,423,014
Machinery - 0.5%
NGK Corp	1,174,500	37,185,324
TOTAL INDUSTRIALS		362,888,974
Information Technology - 2.9%
Electronic Equipment, Instruments & Components - 1.8%
Hirose Electric Co Ltd	144,100	20,032,738
Kyocera Corp	6,592,100	114,544,255
		134,576,993
IT Services - 0.3%
Otsuka Corp	1,069,900	19,846,671
Technology Hardware, Storage & Peripherals - 0.8%
Canon Inc	2,188,400	56,300,004
TOTAL INFORMATION TECHNOLOGY		210,723,668
Materials - 0.5%
Chemicals - 0.2%
Kuraray Co Ltd	1,496,900	15,721,306
Paper & Forest Products - 0.3%
Oji Holdings Corp	4,188,800	22,022,170
TOTAL MATERIALS		37,743,476
Real Estate - 1.4%
Diversified REITs - 0.5%
Daiwa House REIT Investment Corp	21,539	17,322,595
United Urban Investment Corp	14,373	16,262,242
		33,584,837
Office REITs - 0.9%
Japan Real Estate Investment Corp	33,383	25,550,845
Nippon Building Fund Inc	31,456	26,415,828
Orix JREIT Inc	25,902	16,461,862
		68,428,535
TOTAL REAL ESTATE		102,013,372
Utilities - 3.6%
Electric Utilities - 1.7%
Chubu Electric Power Co Inc	3,557,200	61,179,849
Kansai Electric Power Co Inc/The	3,910,500	62,646,846
		123,826,695
Gas Utilities - 1.8%
Osaka Gas Co Ltd	1,867,160	67,093,487
Tokyo Gas Co Ltd	1,497,700	63,607,120
		130,700,607
Independent Power and Renewable Electricity Producers - 0.1%
Electric Power Development Co Ltd	358,400	8,771,095
TOTAL UTILITIES		263,298,397
TOTAL JAPAN		2,163,877,039
NETHERLANDS - 5.3%
Communication Services - 1.3%
Diversified Telecommunication Services - 1.3%
Koninklijke KPN NV	18,250,093	97,593,272
Consumer Staples - 1.7%
Consumer Staples Distribution & Retail - 1.7%
Koninklijke Ahold Delhaize NV	2,685,518	126,137,366
Financials - 0.5%
Financial Services - 0.5%
EXOR NV	437,938	34,334,260
Industrials - 1.0%
Professional Services - 1.0%
Wolters Kluwer NV	982,494	76,679,212
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
ASML Holding NV	40,496	58,538,842
TOTAL NETHERLANDS		393,282,952
NEW ZEALAND - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
Contact Energy Ltd	1,380,379	7,758,334
NORWAY - 0.6%
Consumer Staples - 0.6%
Food Products - 0.6%
Orkla ASA	3,530,284	43,515,541
SINGAPORE - 3.5%
Financials - 2.5%
Banks - 1.6%
Oversea-Chinese Banking Corp Ltd	6,834,900	117,919,873
Capital Markets - 0.9%
Singapore Exchange Ltd	3,821,800	65,347,993
TOTAL FINANCIALS		183,267,866
Industrials - 0.8%
Aerospace & Defense - 0.8%
Singapore Technologies Engineering Ltd	7,179,900	60,845,901
Real Estate - 0.2%
Industrial REITs - 0.2%
Mapletree Industrial Trust	10,041,143	15,582,562
TOTAL SINGAPORE		259,696,329
SPAIN - 0.5%
Utilities - 0.5%
Electric Utilities - 0.5%
Redeia Corp SA	1,904,504	33,304,795
SWEDEN - 0.2%
Consumer Staples - 0.2%
Household Products - 0.2%
Essity AB B Shares	568,971	15,067,386
SWITZERLAND - 8.3%
Communication Services - 1.4%
Diversified Telecommunication Services - 1.4%
Swisscom AG	119,122	100,850,071
Consumer Staples - 0.9%
Food Products - 0.9%
Chocoladefabriken Lindt & Spruengli AG participation certificates	508	65,600,819
Financials - 2.4%
Banks - 0.5%
Banque Cantonale Vaudoise (b)	133,290	21,016,610
Valiant Holding AG	74,123	17,227,537
		38,244,147
Insurance - 1.9%
Zurich Insurance Group AG	192,819	134,437,320
TOTAL FINANCIALS		172,681,467
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Galenica AG (c)(d)	234,659	25,002,063
Industrials - 1.1%
Professional Services - 1.1%
SGS SA	757,024	82,004,878
Materials - 0.0%
Chemicals - 0.0%
Givaudan SA	413	1,472,074
Real Estate - 2.0%
Real Estate Management & Development - 2.0%
Allreal Holding AG	68,501	18,717,557
Mobimo Holding AG	34,465	16,452,864
PSP Swiss Property AG	215,211	42,995,376
Swiss Prime Site AG	376,475	65,191,102
TOTAL REAL ESTATE		143,356,899
Utilities - 0.2%
Electric Utilities - 0.2%
BKW AG	91,687	18,329,186
TOTAL SWITZERLAND		609,297,457
UNITED KINGDOM - 15.9%
Consumer Discretionary - 0.6%
Diversified Consumer Services - 0.6%
Pearson PLC	2,989,606	44,117,530
Consumer Staples - 4.8%
Beverages - 0.6%
Diageo PLC	2,308,735	46,681,210
Household Products - 1.3%
Reckitt Benckiser Group PLC	1,460,590	92,935,337
Personal Care Products - 1.6%
Unilever PLC	1,969,940	114,877,325
Tobacco - 1.3%
British American Tobacco PLC	1,685,117	99,244,680
TOTAL CONSUMER STAPLES		353,738,552
Financials - 0.8%
Insurance - 0.8%
Admiral Group PLC	1,264,931	58,143,989
Health Care - 3.8%
Pharmaceuticals - 3.8%
Astrazeneca PLC	770,200	146,181,965
GSK PLC	5,101,294	133,743,047
TOTAL HEALTH CARE		279,925,012
Industrials - 4.0%
Aerospace & Defense - 0.9%
BAE Systems PLC	2,360,126	65,643,507
Commercial Services & Supplies - 0.2%
Serco Group PLC	4,721,700	18,080,100
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	790,500	6,600,825
Professional Services - 2.1%
RELX PLC	4,218,013	153,815,563
Trading Companies & Distributors - 0.7%
Bunzl PLC	1,521,388	50,154,147
TOTAL INDUSTRIALS		294,294,142
Utilities - 1.9%
Multi-Utilities - 1.9%
National Grid PLC	7,785,986	139,373,689
Water Utilities - 0.0%
Severn Trent PLC	78,105	3,474,338
TOTAL UTILITIES		142,848,027
TOTAL UNITED KINGDOM		1,173,067,252
UNITED STATES - 10.5%
Consumer Staples - 1.3%
Food Products - 1.3%
Nestle SA	973,542	98,561,046
Energy - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Shell PLC	3,706,243	168,511,034
Health Care - 6.9%
Life Sciences Tools & Services - 0.4%
QIAGEN NV (Germany)	970,461	33,070,329
Pharmaceuticals - 6.5%
Haleon PLC	22,130,598	102,196,258
Novartis AG	950,645	140,495,510
Roche Holding AG	312,922	127,515,665
Sanofi SA	1,126,484	105,412,404
		475,619,837
TOTAL HEALTH CARE		508,690,166
TOTAL UNITED STATES		775,762,246
TOTAL COMMON STOCKS (Cost $5,961,422,953)		7,200,394,173

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (f) (Cost $3,417,537)	3.64	3,422,000	3,417,573

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	77,263,958	77,279,411
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	55,621,649	55,627,211
TOTAL MONEY MARKET FUNDS (Cost $132,906,622)			132,906,622

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $6,097,747,112)	7,336,718,368
NET OTHER ASSETS (LIABILITIES) - 0.4%	28,002,750
NET ASSETS - 100.0%	7,364,721,118

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	1,070	6/2026	162,966,350	5,079,990

The notional amount of long futures as a percentage of Net Assets is 2.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $25,002,063 or 0.3% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,002,063 or 0.3% of net assets.

(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,417,573.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	57,476,428	596,862,041	577,059,386	1,061,706	328	-	77,279,411	77,263,958	0.1%
Fidelity Securities Lending Cash Central Fund	30,918,962	293,151,713	268,437,132	587,973	(6,332)	-	55,627,211	55,621,649	0.2%
Total	88,395,390	890,013,754	845,496,518	1,649,679	(6,004)	-	132,906,622

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	637,049,092	102,367,432	534,681,660	-
Consumer Discretionary	366,181,057	-	366,181,057	-
Consumer Staples	777,082,846	250,321,112	526,761,734	-
Energy	168,511,034	-	168,511,034	-
Financials	1,595,912,602	297,959,793	1,297,952,809	-
Health Care	1,003,433,621	396,804,460	606,629,161	-
Industrials	1,137,072,126	205,750,850	931,321,276	-
Information Technology	269,262,510	-	269,262,510	-
Materials	297,262,734	66,139,497	231,123,237	-
Real Estate	311,388,759	143,356,899	168,031,860	-
Utilities	637,237,792	55,108,319	582,129,473	-

U.S. Treasury Obligations	3,417,573	-	3,417,573	-

Money Market Funds	132,906,622	132,906,622	-	-
Total Investments in Securities:	7,336,718,368	1,650,714,984	5,686,003,384	-
Derivative Instruments:

Assets
Futures Contracts	5,079,990	5,079,990	-	-
Total Assets	5,079,990	5,079,990	-	-
Total Derivative Instruments:	5,079,990	5,079,990	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	5,079,990	-
Total Equity Risk	5,079,990	-
Total Value of Derivatives	5,079,990	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® SAI International Low Volatility Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $73,167,756) - See accompanying schedule:
Unaffiliated issuers (cost $5,964,840,490)	$7,203,811,746
Fidelity Central Funds (cost $132,906,622)	132,906,622

Total Investment in Securities (cost $6,097,747,112)		$7,336,718,368
Segregated cash with brokers for derivative instruments		1,885,981
Foreign currency held at value (cost $6,206,260)		6,212,128
Receivable for fund shares sold		15,266,326
Dividends receivable		43,047,645
Reclaims receivable		32,978,685
Distributions receivable from Fidelity Central Funds		701,511
Receivable for variation margin on futures contracts		3,482,546
Prepaid expenses		1,386
Other receivables		3,531
Total assets		7,440,298,107
Liabilities
Payable for investments purchased	$16,270,692
Payable for fund shares redeemed	2,697,284
Accrued management fee	908,403
Other payables and accrued expenses	67,067
Collateral on securities loaned	55,633,543
Total liabilities		75,576,989
Net Assets		$7,364,721,118
Net Assets consist of:
Paid in capital		$6,217,525,775
Total accumulated earnings (loss)		1,147,195,343
Net Assets		$7,364,721,118
Net Asset Value, offering price and redemption price per share ($7,364,721,118 ÷ 539,124,180 shares)		$13.66
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$120,272,286
Interest		111,758
Income from Fidelity Central Funds (including $587,973 from security lending)		1,649,679
Security lending		16,435
Income before foreign taxes withheld		$122,050,158
Less foreign taxes withheld		(13,235,345)
Total income		108,814,813
Expenses
Management fee	$5,128,539
Custodian fees and expenses	259,923
Independent trustees' fees and expenses	7,660
Registration fees	89,174
Audit fees	32,774
Legal	3,449
Interest	10,871
Miscellaneous	8,371
Total expenses before reductions	5,540,761
Expense reductions	(21,806)
Total expenses after reductions		5,518,955
Net Investment income (loss)		103,295,858
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	75,155,622
Fidelity Central Funds	(6,004)
Foreign currency transactions	(508,972)
Futures contracts	14,190,811
Total net realized gain (loss)		88,831,457
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $649)	492,686,739
Assets and liabilities in foreign currencies	1,171,996
Futures contracts	4,651,832
Total change in net unrealized appreciation (depreciation)		498,510,567
Net gain (loss)		587,342,024
Net increase (decrease) in net assets resulting from operations		$690,637,882
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$103,295,858	$161,824,251
Net realized gain (loss)	88,831,457	144,511,597
Change in net unrealized appreciation (depreciation)	498,510,567	291,941,868
Net increase (decrease) in net assets resulting from operations	690,637,882	598,277,716
Distributions to shareholders	(166,287,137)	(98,106,960)

Share transactions
Proceeds from sales of shares	1,107,577,553	2,036,613,486
Reinvestment of distributions	126,410,142	78,263,051
Cost of shares redeemed	(541,949,144)	(1,908,285,475)

Net increase (decrease) in net assets resulting from share transactions	692,038,551	206,591,062
Total increase (decrease) in net assets	1,216,389,296	706,761,818

Net Assets
Beginning of period	6,148,331,822	5,441,570,004
End of period	$7,364,721,118	$6,148,331,822

Other Information
Shares
Sold	82,902,784	172,267,482
Issued in reinvestment of distributions	9,969,254	7,050,725
Redeemed	(40,024,990)	(166,254,989)
Net increase (decrease)	52,847,048	13,063,218

Financial Highlights
Fidelity® SAI International Low Volatility Index Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.64	$11.50	$10.12	$9.13	$11.67	$9.64
Income from Investment Operations
Net investment income (loss) A,B	.20	.36	.33	.27	.26	.27
Net realized and unrealized gain (loss)	1.15	1.01	1.30	.92	(2.52)	1.90
Total from investment operations	1.35	1.37	1.63	1.19	(2.26)	2.17
Distributions from net investment income	(.33)	(.23)	(.25)	(.20)	(.28)	(.14)
Total distributions	(.33)	(.23)	(.25)	(.20)	(.28)	(.14)
Net asset value, end of period	$13.66	$12.64	$11.50	$10.12	$9.13	$11.67
Total Return C,D	10.92%	12.16%	16.34%	13.07%	(19.80)%	22.69%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.16% G	.16%	.16%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.16 % G	.16%	.16%	.17%	.17%	.17%
Expenses net of all reductions, if any	.16% G	.16%	.16%	.17%	.17%	.17%
Net investment income (loss)	3.02% G	2.96%	2.92%	2.63%	2.46%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$7,364,721	$6,148,332	$5,441,570	$6,045,694	$5,494,820	$5,938,738
Portfolio turnover rate H	22 % G	23% I	31% I	37%	26%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® SAI U.S. Low Volatility Index Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	106,736	16,045,623
UNITED STATES - 99.7%
Communication Services - 8.8%
Diversified Telecommunication Services - 3.0%
AT&T Inc (b)	11,297,084	295,192,805
Verizon Communications Inc (b)	6,852,013	329,102,184
		624,294,989
Entertainment - 0.3%
Electronic Arts Inc	355,784	72,000,008
Interactive Media & Services - 4.4%
Alphabet Inc Class A	2,165,901	833,438,705
Meta Platforms Inc Class A	91,667	56,091,954
		889,530,659
Media - 0.4%
Fox Corp Class A (b)	555,107	35,243,743
Omnicom Group Inc (b)	518,349	39,767,736
		75,011,479
Wireless Telecommunication Services - 0.7%
T-Mobile US Inc	781,604	152,803,582
TOTAL COMMUNICATION SERVICES		1,813,640,717
Consumer Discretionary - 10.0%
Automobile Components - 0.0%
Gentex Corp	346,599	8,009,903
Broadline Retail - 1.8%
Amazon.com Inc (c)	1,392,535	369,105,327
Distributors - 0.1%
Genuine Parts Co	219,731	23,561,755
Diversified Consumer Services - 0.1%
H&R Block Inc (b)	205,421	6,518,008
Service Corp International/US (b)	221,560	17,953,007
		24,471,015
Hotels, Restaurants & Leisure - 2.2%
Darden Restaurants Inc (b)	189,015	37,908,848
McDonald's Corp	1,157,311	339,774,937
Yum! Brands Inc (b)	451,208	72,035,357
		449,719,142
Specialty Retail - 5.8%
AutoZone Inc (c)	27,030	100,119,931
Home Depot Inc/The	1,236,303	406,496,426
Lowe's Cos Inc	885,453	211,437,322
Murphy USA Inc (b)	27,703	16,289,364
O'Reilly Automotive Inc (c)	1,371,742	136,351,155
TJX Cos Inc/The	1,808,626	283,502,126
Tractor Supply Co	858,677	30,139,563
		1,184,335,887
TOTAL CONSUMER DISCRETIONARY		2,059,203,029
Consumer Staples - 6.6%
Beverages - 1.0%
Coca-Cola Co/The	388,435	30,593,141
PepsiCo Inc	1,135,052	179,894,391
		210,487,532
Food Products - 0.5%
Campbell's Company/The (b)	319,038	6,632,800
Flowers Foods Inc (b)	322,121	2,918,416
General Mills Inc (b)	866,530	30,597,174
Hershey Co/The	233,989	43,461,118
Hormel Foods Corp (b)	463,018	9,940,996
		93,550,504
Household Products - 3.2%
Colgate-Palmolive Co	1,309,913	111,814,174
Kimberly-Clark Corp (b)	539,281	53,081,428
Procter & Gamble Co/The	3,387,262	498,232,368
		663,127,970
Tobacco - 1.9%
Philip Morris International Inc (b)	2,335,474	385,516,693
TOTAL CONSUMER STAPLES		1,352,682,699
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Antero Midstream Corp	529,135	11,566,891
Coterra Energy Inc	1,205,683	43,296,077
DT Midstream Inc (b)	165,224	24,451,500
Kinder Morgan Inc	3,181,567	104,578,107
Williams Cos Inc/The (b)	1,929,388	147,231,598
TOTAL ENERGY		331,124,173
Financials - 10.8%
Banks - 0.4%
Commerce Bancshares Inc/MO	209,958	10,924,115
Cullen/Frost Bankers Inc	103,860	15,052,430
First Financial Bankshares Inc (b)	205,553	6,633,195
M&T Bank Corp (b)	249,728	54,598,033
Prosperity Bancshares Inc (b)	155,033	10,798,048
United Bankshares Inc/WV (b)	222,931	9,766,607
		107,772,428
Capital Markets - 1.5%
Cboe Global Markets Inc (b)	170,055	51,031,805
CME Group Inc Class A	585,997	168,661,657
FactSet Research Systems Inc (b)	60,869	13,852,567
Nasdaq Inc	679,522	62,454,867
SEI Investments Co	148,501	13,466,070
		309,466,966
Financial Services - 3.1%
Essent Group Ltd	156,532	9,473,317
Jack Henry & Associates Inc (b)	117,574	18,077,003
Mastercard Inc Class A	15,802	7,947,142
Visa Inc Class A	1,797,831	592,996,577
Western Union Co/The (b)	516,035	4,690,757
		633,184,796
Insurance - 5.8%
American Financial Group Inc/OH	112,471	14,989,010
Aon PLC	340,678	106,172,299
Arch Capital Group Ltd (c)	586,795	55,428,656
Arthur J Gallagher & Co (b)	417,326	86,136,086
Assurant Inc	81,374	19,226,235
Brown & Brown Inc	462,892	27,842,954
Chubb Ltd (b)	594,785	194,494,695
Erie Indemnity Co Class A (b)	41,493	9,084,062
Everest Group Ltd	68,202	24,331,746
Globe Life Inc	129,350	19,958,705
Hanover Insurance Group Inc/The	57,798	10,848,107
Hartford Insurance Group Inc/The	452,808	61,948,662
Loews Corp (b)	275,351	31,007,276
Marsh & McLennan Cos Inc	796,139	133,520,472
Progressive Corp/The	952,930	191,805,750
Reinsurance Group of America Inc	106,773	22,578,219
RLI Corp (b)	145,024	7,507,892
Selective Insurance Group Inc	98,142	8,239,021
Travelers Companies Inc/The (b)	362,498	110,612,640
Unum Group	250,132	20,105,610
W R Berkley Corp (b)	487,853	32,603,216
		1,188,441,313
TOTAL FINANCIALS		2,238,865,503
Health Care - 11.7%
Biotechnology - 3.4%
AbbVie Inc	1,119,023	236,471,940
Amgen Inc	875,078	302,995,758
Biogen Inc (c)	231,638	43,844,440
Regeneron Pharmaceuticals Inc	160,947	113,799,186
		697,111,324
Health Care Equipment & Supplies - 0.3%
Becton Dickinson & Co (b)	465,789	69,421,193
Health Care Providers & Services - 2.7%
Chemed Corp	23,015	9,780,914
Quest Diagnostics Inc	176,669	34,309,120
UnitedHealth Group Inc	1,409,833	522,314,930
		566,404,964
Pharmaceuticals - 5.3%
Eli Lilly & Co	264,122	246,848,421
Johnson & Johnson	2,541,168	584,087,465
Merck & Co Inc	2,261,215	246,879,454
		1,077,815,340
TOTAL HEALTH CARE		2,410,752,821
Industrials - 10.1%
Aerospace & Defense - 4.6%
General Dynamics Corp	412,017	141,857,453
Huntington Ingalls Industries Inc	63,770	23,230,773
L3Harris Technologies Inc	295,604	94,755,862
Lockheed Martin Corp	330,918	171,405,596
Northrop Grumman Corp	218,018	126,337,071
RTX Corp	2,178,889	383,636,987
		941,223,742
Commercial Services & Supplies - 1.1%
Republic Services Inc	326,992	68,413,266
Rollins Inc	476,962	26,581,092
Waste Management Inc (b)	602,322	140,069,982
		235,064,340
Ground Transportation - 0.3%
Landstar System Inc	54,744	10,076,727
Union Pacific Corp (b)	197,111	53,117,472
		63,194,199
Industrial Conglomerates - 1.0%
Honeywell International Inc	1,003,102	214,994,852
Machinery - 0.9%
Donaldson Co Inc	184,073	16,229,716
Graco Inc	261,751	21,010,753
IDEX Corp	118,943	25,911,733
Nordson Corp (b)	84,813	24,464,310
Otis Worldwide Corp	620,092	48,292,765
Snap-on Inc	84,513	32,402,284
Toro Co/The	155,909	14,837,859
		183,149,420
Professional Services - 1.8%
Automatic Data Processing Inc (b)	657,262	139,300,108
Booz Allen Hamilton Holding Corp Class A	197,107	15,329,011
Broadridge Financial Solutions Inc	185,048	28,493,691
CACI International Inc (c)	34,746	18,051,937
Exponent Inc	79,772	5,335,949
FTI Consulting Inc (b)(c)	49,177	8,817,436
Jacobs Solutions Inc	188,851	24,439,208
Leidos Holdings Inc	202,696	30,246,297
Maximus Inc	91,556	6,007,905
Paychex Inc	512,225	47,447,402
Science Applications International Corp	74,775	7,235,977
Verisk Analytics Inc	220,740	40,724,323
		371,429,244
Trading Companies & Distributors - 0.4%
Fastenal Co (b)	1,813,187	81,466,492
TOTAL INDUSTRIALS		2,090,522,289
Information Technology - 30.5%
Communications Equipment - 3.4%
Cisco Systems Inc (b)	6,359,941	581,934,602
Motorola Solutions Inc (b)	263,225	115,563,671
		697,498,273
Electronic Equipment, Instruments & Components - 1.5%
Amphenol Corp Class A	1,677,834	247,094,613
CDW Corp/DE	207,061	28,348,722
Teledyne Technologies Inc (b)(c)	74,080	47,844,568
		323,287,903
IT Services - 2.6%
Accenture PLC Class A	393,771	70,370,815
Akamai Technologies Inc (c)	233,769	24,073,532
Amdocs Ltd	179,258	11,592,615
Cognizant Technology Solutions Corp Class A	784,248	41,486,719
Everforth Inc (c)	69,112	1,458,263
IBM Corporation	1,519,012	350,861,392
VeriSign Inc	135,569	36,421,968
		536,265,304
Semiconductors & Semiconductor Equipment - 9.0%
Analog Devices Inc	654,309	263,202,338
Broadcom Inc	196,687	82,103,054
NVIDIA Corp	5,531,423	1,103,906,089
Texas Instruments Inc	1,436,384	403,738,815
		1,852,950,296
Software - 7.4%
Cadence Design Systems Inc (c)	430,515	141,893,439
Dolby Laboratories Inc Class A	99,374	6,373,848
Dropbox Inc Class A (b)(c)	283,412	6,884,077
Microsoft Corp	3,138,524	1,279,827,318
Qualys Inc (c)	58,258	5,064,368
Roper Technologies Inc (b)	174,915	62,061,591
SPS Commerce Inc (c)	61,255	3,437,631
Tyler Technologies Inc (b)(c)	68,346	23,315,554
		1,528,857,826
Technology Hardware, Storage & Peripherals - 6.6%
Apple Inc	5,018,307	1,361,717,604
TOTAL INFORMATION TECHNOLOGY		6,300,577,206
Materials - 2.9%
Chemicals - 2.3%
Balchem Corp	51,259	8,284,479
Corteva Inc (b)	1,072,919	86,917,168
Linde PLC	740,847	371,268,066
		466,469,713
Containers & Packaging - 0.5%
Amcor PLC (b)	750,189	28,537,190
AptarGroup Inc	106,702	13,196,903
Avery Dennison Corp	123,194	20,195,192
Graphic Packaging Holding CO (b)	467,828	4,458,401
Packaging Corp of America	141,191	30,137,219
Silgan Holdings Inc (b)	142,467	5,777,037
		102,301,942
Metals & Mining - 0.1%
Royal Gold Inc (b)	104,008	24,273,387
TOTAL MATERIALS		593,045,042
Real Estate - 2.1%
Diversified REITs - 0.1%
WP Carey Inc	345,960	25,230,863
Health Care REITs - 0.1%
Omega Healthcare Investors Inc	480,241	22,556,920
Industrial REITs - 0.0%
Lineage Inc (b)	92,700	3,418,776
Residential REITs - 0.9%
American Homes 4 Rent Class A	514,736	16,389,194
AvalonBay Communities Inc	229,828	42,058,525
Equity LifeStyle Properties Inc	314,994	19,935,970
Equity Residential	562,659	36,786,645
Essex Property Trust Inc	101,752	26,782,144
Invitation Homes Inc	890,956	25,632,804
Mid-America Apartment Communities Inc	184,947	23,891,453
		191,476,735
Retail REITs - 0.6%
Agree Realty Corp	186,436	14,376,080
NNN REIT Inc	308,707	13,518,280
Realty Income Corp	1,494,955	96,035,909
		123,930,269
Specialized REITs - 0.4%
Gaming and Leisure Properties Inc	459,873	22,285,445
VICI Properties Inc	1,736,844	50,715,845
		73,001,290
TOTAL REAL ESTATE		439,614,853
Utilities - 4.6%
Electric Utilities - 3.3%
Alliant Energy Corp	334,030	24,527,823
American Electric Power Co Inc	844,976	115,854,659
Duke Energy Corp	1,263,789	163,723,865
Evergy Inc	334,354	27,697,885
Exelon Corp	1,641,815	75,507,072
IDACORP Inc	87,815	12,973,788
Pinnacle West Capital Corp	19,353	2,007,293
Southern Co/The	1,789,415	173,036,432
Xcel Energy Inc (b)	961,331	79,742,406
		675,071,223
Multi-Utilities - 1.3%
Ameren Corp (b)	439,587	49,959,063
CMS Energy Corp	494,557	37,952,303
Consolidated Edison Inc	586,523	65,391,449
DTE Energy Co	337,506	51,196,285
WEC Energy Group Inc	528,638	62,347,566
		266,846,666
TOTAL UTILITIES		941,917,889
TOTAL UNITED STATES		20,571,946,221
TOTAL COMMON STOCKS (Cost $15,640,450,538)		20,587,991,844

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (e) (Cost $2,170,166)	3.64	2,173,000	2,170,188

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	28,786,423	28,792,181
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	440,087,498	440,131,507
TOTAL MONEY MARKET FUNDS (Cost $468,923,687)			468,923,688

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $16,111,544,391)	21,059,085,720
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(423,284,213)
NET ASSETS - 100.0%	20,635,801,507

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	102	6/2026	36,943,125	2,747,235
CME E-Mini S&P MidCap 400 Index Contracts (United States)	35	6/2026	12,779,200	791,342

TOTAL FUTURES CONTRACTS				3,538,577
The notional amount of long futures as a percentage of Net Assets is 0.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,170,188.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	14,601,374	683,593,869	669,401,977	606,505	(1,085)	-	28,792,181	28,786,423	0.0%
Fidelity Securities Lending Cash Central Fund	33,976,833	2,076,251,085	1,670,097,407	72,716	996	-	440,131,507	440,087,498	1.3%
Total	48,578,207	2,759,844,954	2,339,499,384	679,221	(89)	-	468,923,688

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,813,640,717	1,813,640,717	-	-
Consumer Discretionary	2,059,203,029	2,059,203,029	-	-
Consumer Staples	1,352,682,699	1,352,682,699	-	-
Energy	331,124,173	331,124,173	-	-
Financials	2,254,911,126	2,254,911,126	-	-
Health Care	2,410,752,821	2,410,752,821	-	-
Industrials	2,090,522,289	2,090,522,289	-	-
Information Technology	6,300,577,206	6,300,577,206	-	-
Materials	593,045,042	593,045,042	-	-
Real Estate	439,614,853	439,614,853	-	-
Utilities	941,917,889	941,917,889	-	-

U.S. Treasury Obligations	2,170,188	-	2,170,188	-

Money Market Funds	468,923,688	468,923,688	-	-
Total Investments in Securities:	21,059,085,720	21,056,915,532	2,170,188	-
Derivative Instruments:

Assets
Futures Contracts	3,538,577	3,538,577	-	-
Total Assets	3,538,577	3,538,577	-	-
Total Derivative Instruments:	3,538,577	3,538,577	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	3,538,577	-
Total Equity Risk	3,538,577	-
Total Value of Derivatives	3,538,577	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® SAI U.S. Low Volatility Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $511,345,588) - See accompanying schedule:
Unaffiliated issuers (cost $15,642,620,704)	$20,590,162,032
Fidelity Central Funds (cost $468,923,687)	468,923,688

Total Investment in Securities (cost $16,111,544,391)		$21,059,085,720
Segregated cash with brokers for derivative instruments		851,547
Cash		115,372
Receivable for fund shares sold		10,725,573
Dividends receivable		19,698,546
Distributions receivable from Fidelity Central Funds		147,087
Receivable for variation margin on futures contracts		584,745
Prepaid expenses		3,355
Total assets		21,091,211,945
Liabilities
Payable for investments purchased	$115,372
Payable for fund shares redeemed	13,105,619
Accrued management fee	1,657,643
Other payables and accrued expenses	405,222
Collateral on securities loaned	440,126,582
Total liabilities		455,410,438
Net Assets		$20,635,801,507
Net Assets consist of:
Paid in capital		$15,274,042,871
Total accumulated earnings (loss)		5,361,758,636
Net Assets		$20,635,801,507
Net Asset Value, offering price and redemption price per share ($20,635,801,507 ÷ 875,167,825 shares)		$23.58
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$176,820,025
Interest		58,506
Income from Fidelity Central Funds (including $72,716 from security lending)		679,221
Security lending		8,129
Total income		177,565,881
Expenses
Management fee	$9,211,492
Custodian fees and expenses	105,071
Independent trustees' fees and expenses	20,578
Registration fees	529,800
Audit fees	23,300
Legal	9,376
Miscellaneous	21,493
Total expenses before reductions	9,921,110
Expense reductions	(8,779)
Total expenses after reductions		9,912,331
Net Investment income (loss)		167,653,550
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	357,406,042
Fidelity Central Funds	(89)
Futures contracts	(652,035)
Total net realized gain (loss)		356,753,918
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	376,033,567
Futures contracts	2,931,948
Total change in net unrealized appreciation (depreciation)		378,965,515
Net gain (loss)		735,719,433
Net increase (decrease) in net assets resulting from operations		$903,372,983
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$167,653,550	$256,534,315
Net realized gain (loss)	356,753,918	579,014,492
Change in net unrealized appreciation (depreciation)	378,965,515	351,356,177
Net increase (decrease) in net assets resulting from operations	903,372,983	1,186,904,984
Distributions to shareholders	(747,533,337)	(309,964,696)

Share transactions
Proceeds from sales of shares	3,749,404,101	5,451,558,886
Reinvestment of distributions	723,668,326	299,837,094
Cost of shares redeemed	(976,745,560)	(6,523,874,399)

Net increase (decrease) in net assets resulting from share transactions	3,496,326,867	(772,478,419)
Total increase (decrease) in net assets	3,652,166,513	104,461,869

Net Assets
Beginning of period	16,983,634,994	16,879,173,125
End of period	$20,635,801,507	$16,983,634,994

Other Information
Shares
Sold	161,732,654	239,686,328
Issued in reinvestment of distributions	31,809,597	13,591,890
Redeemed	(42,051,981)	(293,928,991)
Net increase (decrease)	151,490,270	(40,650,773)

Financial Highlights
Fidelity® SAI U.S. Low Volatility Index Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$23.47	$22.08	$17.39	$17.01	$19.26	$14.87
Income from Investment Operations
Net investment income (loss) A,B	.21	.40	.37	.35	.33	.31
Net realized and unrealized gain (loss)	.92	1.47	4.64	.71	(1.90)	4.30
Total from investment operations	1.13	1.87	5.01	1.06	(1.57)	4.61
Distributions from net investment income	(.35)	(.40)	(.32)	(.35)	(.34)	(.22)
Distributions from net realized gain	(.66)	(.08)	-	(.34)	(.35)	-
Total distributions	(1.02) C	(.48)	(.32)	(.68) C	(.68) C	(.22)
Net asset value, end of period	$23.58	$23.47	$22.08	$17.39	$17.01	$19.26
Total Return D,E	4.95%	8.62%	29.21%	6.39%	(8.39)%	31.25%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.11% H	.10%	.11%	.11%	.11%	.11%
Expenses net of fee waivers, if any	.11 % H	.10%	.11%	.11%	.11%	.11%
Expenses net of all reductions, if any	.11% H	.10%	.11%	.11%	.11%	.11%
Net investment income (loss)	1.82% H	1.77%	1.83%	2.01%	1.85%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$20,635,802	$16,983,635	$16,879,173	$9,574,760	$7,712,276	$7,816,045
Portfolio turnover rate I	21 % H	44%	32%	50%	41%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity SAI Emerging Markets Low Volatility Index Fund, Fidelity SAI International Low Volatility Index Fund and Fidelity SAI U.S. Low Volatility Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Shares are offered only to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends or foreign taxes withheld, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable. Fidelity SAI International Low Volatility Index Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses or Deferred taxes on each applicable Fund's Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards, certain foreign taxes and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	2,410,273,541	758,893,109	(117,345,991)	641,547,118
Fidelity SAI International Low Volatility Index Fund	6,143,739,220	1,525,763,163	(327,704,025)	1,198,059,138
Fidelity SAI U.S. Low Volatility Index Fund	16,194,773,414	5,495,017,397	(627,166,514)	4,867,850,883

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)

Fidelity SAI International Low Volatility Index Fund	(80,300,243)	(149,254,542)	(229,554,785)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	623,927,913	442,187,491
Fidelity SAI International Low Volatility Index Fund	1,349,881,498	743,790,553
Fidelity SAI U.S. Low Volatility Index Fund	4,888,232,580	1,926,799,578
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Each Fund's management fee is equal to the following annualized rate of average net assets:

Fidelity SAI Emerging Markets Low Volatility Index Fund	.15%
Fidelity SAI International Low Volatility Index Fund	.15%
Fidelity SAI U.S. Low Volatility Index Fund	.10%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	Borrower	8,298,667	3.89%	13,468
Fidelity SAI International Low Volatility Index Fund	Borrower	7,538,538	3.90%	10,610

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI U.S. Low Volatility Index Fund	28,629,654	72,244,620	13,038,918

Prior Fiscal Year Affiliated Redemptions In-Kind. Affiliated shareholders that redeemed shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity SAI International Low Volatility Index Fund	54,855,891	-	91,071,990	91,071,990	619,203,138
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	1,678
Fidelity SAI International Low Volatility Index Fund	4,201
Fidelity SAI U.S. Low Volatility Index Fund	11,396
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in theStatement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	36	-	-
Fidelity SAI International Low Volatility Index Fund	65,375	-	-
Fidelity SAI U.S. Low Volatility Index Fund	8,833	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	8,708
Fidelity SAI International Low Volatility Index Fund	20,587,782
Fidelity SAI U.S. Low Volatility Index Fund	75,294,516
9. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	6,899,667	4.14%	4,761
Fidelity SAI International Low Volatility Index Fund	2,268,000	4.14%	261

10. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage service rebates ($)	Custodian credits ($)	Transfer Agent credits ($)
Fidelity SAI International Low Volatility Index Fund	-	21,806	-
Fidelity SAI U.S. Low Volatility Index Fund	-	8,779	-
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Emerging Markets Fund	Strategic Advisers Fidelity Emerging Markets Fund	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund	Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity SAI Emerging Markets Low Volatility Index Fund	27%	69%	-	-	-
Fidelity SAI International Low Volatility Index Fund	-	-	55%	18%	-
Fidelity SAI U.S. Low Volatility Index Fund	-	-	-	-	62%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Emerging Markets Low Volatility Index Fund	96%
Fidelity SAI International Low Volatility Index Fund	73%
Fidelity SAI U.S. Low Volatility Index Fund	65%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9867662.110
SV1-SV2-SANN-0626
Fidelity® SAI International Value Index Fund

Semi-Annual Report
April 30, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI International Value Index Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($)
AUSTRALIA - 5.7%
Financials - 0.5%
Insurance - 0.5%
QBE Insurance Group Ltd	4,170,014	67,545,368
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Sonic Healthcare Ltd	1,372,242	19,634,908
Industrials - 0.0%
Passenger Airlines - 0.0%
Qantas Airways Ltd	2,046,511	12,513,175
Materials - 5.0%
Metals & Mining - 5.0%
BHP Group Ltd	3,901,831	154,431,900
Fortescue Ltd	4,605,238	66,375,619
Rio Tinto Ltd (e)	1,029,892	126,151,067
Rio Tinto PLC	2,893,232	291,454,295
TOTAL MATERIALS		638,412,881
TOTAL AUSTRALIA		738,106,332
AUSTRIA - 0.6%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
OMV AG	399,243	28,184,579
Financials - 0.2%
Banks - 0.2%
Raiffeisen Bank International AG	356,256	19,400,761
Materials - 0.1%
Metals & Mining - 0.1%
voestalpine AG	290,758	14,980,793
Utilities - 0.1%
Electric Utilities - 0.1%
Verbund AG Class A (e)	230,231	17,334,011
TOTAL AUSTRIA		79,900,144
BELGIUM - 1.7%
Consumer Staples - 1.5%
Beverages - 1.5%
Anheuser-Busch InBev SA/NV	2,627,486	198,537,151
Industrials - 0.2%
Construction & Engineering - 0.2%
Ackermans & van Haaren NV	58,659	19,290,407
TOTAL BELGIUM		217,827,558
BRAZIL - 0.2%
Materials - 0.2%
Chemicals - 0.2%
Yara International ASA	452,138	26,304,401
CHINA - 0.6%
Consumer Staples - 0.2%
Food Products - 0.2%
Wilmar International Ltd (e)	7,285,900	20,782,115
Financials - 0.4%
Banks - 0.4%
BOC Hong Kong Holdings Ltd	9,955,000	57,263,039
TOTAL CHINA		78,045,154
COTE D'IVOIRE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Endeavour Mining PLC (United Kingdom)	521,192	31,304,618
DENMARK - 3.0%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Pandora A/S	219,486	16,677,372
Health Care - 2.9%
Biotechnology - 0.1%
Zealand Pharma A/S (b)	177,649	8,353,519
Pharmaceuticals - 2.8%
Novo Nordisk A/S Series B	8,479,098	360,666,599
TOTAL HEALTH CARE		369,020,118
TOTAL DENMARK		385,697,490
FINLAND - 1.1%
Information Technology - 1.1%
Communications Equipment - 1.1%
Nokia Oyj	11,283,295	140,438,189
FRANCE - 15.2%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.3%
Orange SA	1,865,529	38,844,701
Media - 0.5%
Publicis Groupe SA	627,056	58,590,466
TOTAL COMMUNICATION SERVICES		97,435,167
Consumer Discretionary - 0.7%
Automobile Components - 0.6%
Cie Generale des Etablissements Michelin SCA Series B	1,904,379	68,988,127
Automobiles - 0.1%
Renault SA	509,177	17,886,990
TOTAL CONSUMER DISCRETIONARY		86,875,117
Consumer Staples - 0.6%
Beverages - 0.4%
Pernod Ricard SA	551,988	41,035,834
Consumer Staples Distribution & Retail - 0.2%
Carrefour SA	1,550,677	30,848,188
TOTAL CONSUMER STAPLES		71,884,022
Energy - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
TotalEnergies SE	3,781,674	351,917,699
Financials - 5.3%
Banks - 3.9%
BNP Paribas SA	2,745,983	288,387,301
Credit Agricole SA	3,100,938	60,567,885
Societe Generale SA Series A	1,857,846	149,556,713
		498,511,899
Insurance - 1.4%
AXA SA	3,846,545	185,423,837
TOTAL FINANCIALS		683,935,736
Industrials - 3.7%
Building Products - 0.9%
Cie de Saint-Gobain SA	1,271,789	116,521,152
Commercial Services & Supplies - 0.1%
Elis SA	569,300	17,545,854
Construction & Engineering - 2.2%
Bouygues SA	519,721	30,669,319
Eiffage SA	198,168	31,863,443
Vinci SA	1,385,711	209,550,522
		272,083,284
Ground Transportation - 0.1%
Ayvens SA (c)(d)	951,950	12,826,100
Machinery - 0.1%
Alstom SA (b)	924,277	18,572,695
Professional Services - 0.1%
Teleperformance SE (e)	147,079	9,932,513
Trading Companies & Distributors - 0.2%
Rexel SA	609,155	25,566,067
TOTAL INDUSTRIALS		473,047,665
Information Technology - 0.4%
IT Services - 0.4%
Capgemini SE	423,610	51,517,945
Materials - 0.1%
Chemicals - 0.1%
Arkema SA	171,965	12,513,257
Real Estate - 0.4%
Diversified REITs - 0.1%
Covivio SA/France	150,963	9,957,388
Office REITs - 0.1%
Gecina SA	144,127	12,153,762
Retail REITs - 0.2%
Klepierre SA	612,533	24,773,272
TOTAL REAL ESTATE		46,884,422
Utilities - 0.5%
Multi-Utilities - 0.5%
Veolia Environnement SA	1,610,075	68,088,792
TOTAL FRANCE		1,944,099,822
GERMANY - 10.0%
Communication Services - 2.2%
Diversified Telecommunication Services - 2.2%
Deutsche Telekom AG	8,406,541	271,536,706
Consumer Discretionary - 1.7%
Automobiles - 1.5%
Bayerische Motoren Werke AG	881,297	80,595,323
Mercedes-Benz Group AG	2,000,043	116,582,780
		197,178,103
Hotels, Restaurants & Leisure - 0.1%
TUI AG	1,246,490	9,292,614
Specialty Retail - 0.1%
Zalando SE (b)(c)(d)	605,178	14,936,918
TOTAL CONSUMER DISCRETIONARY		221,407,635
Financials - 1.3%
Capital Markets - 1.3%
Deutsche Bank AG	5,292,163	164,595,399
Health Care - 1.9%
Health Care Providers & Services - 0.6%
Fresenius Medical Care AG	577,556	26,133,529
Fresenius SE & Co KGaA	1,138,672	55,145,441
		81,278,970
Pharmaceuticals - 1.3%
Bayer AG	2,666,057	119,059,128
Merck KGaA	358,020	46,241,928
		165,301,056
TOTAL HEALTH CARE		246,580,026
Industrials - 2.1%
Air Freight & Logistics - 1.2%
Deutsche Post AG	2,548,200	150,889,760
Machinery - 0.6%
Daimler Truck Holding AG	1,336,009	67,385,531
KION Group AG	191,923	9,978,594
		77,364,125
Passenger Airlines - 0.1%
Deutsche Lufthansa AG	1,666,313	14,277,718
Trading Companies & Distributors - 0.2%
Brenntag SE	333,605	24,306,524
TOTAL INDUSTRIALS		266,838,127
Materials - 0.2%
Chemicals - 0.1%
Evonik Industries AG	694,547	14,411,942
Metals & Mining - 0.1%
thyssenkrupp AG	1,357,409	16,066,646
TOTAL MATERIALS		30,478,588
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
LEG Immobilien SE	208,582	14,602,455
Vonovia SE	2,329,345	62,760,029
TOTAL REAL ESTATE		77,362,484
TOTAL GERMANY		1,278,798,965
HONG KONG - 0.9%
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Swire Pacific Ltd A Shares	1,219,900	13,268,835
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
CK Asset Holdings Ltd	5,429,500	34,201,809
Sun Hung Kai Properties Ltd	4,167,500	72,960,775
TOTAL REAL ESTATE		107,162,584
TOTAL HONG KONG		120,431,419
INDONESIA - 0.3%
Industrials - 0.3%
Industrial Conglomerates - 0.3%
Jardine Matheson Holdings Ltd (Singapore)	570,533	38,894,543
IRELAND - 0.5%
Financials - 0.5%
Banks - 0.5%
AIB Group PLC	5,797,820	66,671,583
ISRAEL - 1.2%
Financials - 1.1%
Banks - 1.1%
Bank Leumi Le-Israel BM	3,956,129	100,092,648
Israel Discount Bank Ltd Class A	3,318,389	36,946,663
TOTAL FINANCIALS		137,039,311
Information Technology - 0.1%
Software - 0.1%
Nice Ltd (b)	171,538	17,318,194
TOTAL ISRAEL		154,357,505
ITALY - 1.4%
Financials - 1.0%
Banks - 1.0%
Banca Monte dei Paschi di Siena SpA (e)	5,975,687	63,484,981
Banco BPM SpA	4,112,580	59,779,045
TOTAL FINANCIALS		123,264,026
Industrials - 0.4%
Machinery - 0.1%
Iveco Group NV (e)	524,003	8,588,421
Passenger Airlines - 0.3%
Ryanair Holdings PLC	1,453,743	38,142,124
TOTAL INDUSTRIALS		46,730,545
Utilities - 0.0%
Multi-Utilities - 0.0%
A2A SpA	4,323,536	12,305,221
TOTAL ITALY		182,299,792
JAPAN - 23.9%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.7%
NTT Inc	82,754,800	80,608,261
Interactive Media & Services - 0.1%
LY Corp	6,883,400	18,104,904
TOTAL COMMUNICATION SERVICES		98,713,165
Consumer Discretionary - 5.7%
Automobile Components - 1.3%
Aisin Corp	1,558,500	24,713,790
Bridgestone Corp	3,251,400	67,567,526
Denso Corp	5,401,800	64,541,007
Yokohama Rubber Co Ltd/The	404,200	16,451,654
		173,273,977
Automobiles - 3.0%
Honda Motor Co Ltd	11,260,600	91,373,478
Isuzu Motors Ltd	1,491,000	20,543,766
Mazda Motor Corp	1,656,600	10,663,408
Subaru Corp	1,571,600	23,409,315
Suzuki Motor Corp	5,441,000	60,849,083
Toyota Motor Corp	8,274,600	158,834,404
Yamaha Motor Co Ltd (e)	2,826,700	19,854,674
		385,528,128
Broadline Retail - 0.2%
Rakuten Group Inc (b)	4,215,200	20,523,037
Household Durables - 1.2%
Panasonic Holdings Corp	6,661,300	136,262,287
Sumitomo Forestry Co Ltd	1,707,300	15,429,107
		151,691,394
TOTAL CONSUMER DISCRETIONARY		731,016,536
Consumer Staples - 0.3%
Beverages - 0.3%
Asahi Group Holdings Ltd	4,212,000	41,469,794
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Inpex Corp	2,494,400	65,029,458
Financials - 2.3%
Capital Markets - 0.5%
Nomura Holdings Inc	8,149,805	65,278,573
Consumer Finance - 0.1%
Credit Saison Co Ltd	409,500	11,342,672
Insurance - 1.7%
Daiichi Life Group Inc	8,791,100	80,488,564
Japan Post Holdings Co Ltd	4,776,600	55,394,520
MS&AD Insurance Group Holdings Inc	3,348,700	86,108,775
		221,991,859
TOTAL FINANCIALS		298,613,104
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Medipal Holdings Corp	560,300	10,011,070
Industrials - 7.7%
Air Freight & Logistics - 0.1%
NIPPON EXPRESS HOLDINGS INC	603,600	15,853,094
Building Products - 0.2%
AGC Inc	603,400	21,640,291
Commercial Services & Supplies - 0.2%
Dai Nippon Printing Co Ltd	1,207,800	22,877,101
Electrical Equipment - 0.3%
NIDEC CORP	2,906,900	44,777,212
Ground Transportation - 0.6%
Central Japan Railway Co	2,681,500	64,330,452
Seibu Holdings Inc	688,200	16,195,063
		80,525,515
Industrial Conglomerates - 0.1%
Sekisui Chemical Co Ltd	1,100,600	16,865,459
Machinery - 0.8%
Komatsu Ltd	2,528,200	108,252,466
Marine Transportation - 1.0%
Kawasaki Kisen Kaisha Ltd (e)	1,771,300	28,878,222
Mitsui OSK Lines Ltd	1,005,200	37,970,590
Nippon Yusen KK	1,202,300	43,209,100
		110,057,912
Trading Companies & Distributors - 4.4%
Marubeni Corp	3,282,100	127,742,940
Mitsubishi Corp	9,374,900	300,246,602
Sumitomo Corp	3,355,200	124,753,738
		552,743,280
TOTAL INDUSTRIALS		973,592,330
Information Technology - 3.8%
Electronic Equipment, Instruments & Components - 0.8%
TDK Corp	5,275,400	96,457,541
Semiconductors & Semiconductor Equipment - 1.7%
Kioxia Holdings Corp (b)	491,700	118,971,074
Renesas Electronics Corp	5,076,600	102,662,294
		221,633,368
Technology Hardware, Storage & Peripherals - 1.3%
Brother Industries Ltd	711,400	13,509,638
Canon Inc	2,512,600	64,640,556
FUJIFILM Holdings Corp	3,376,500	62,139,894
Ricoh Co Ltd (e)	1,572,500	13,261,096
Seiko Epson Corp	866,100	11,649,682
		165,200,866
TOTAL INFORMATION TECHNOLOGY		483,291,775
Materials - 1.4%
Chemicals - 0.7%
Asahi Kasei Corp	3,784,100	37,234,987
Kuraray Co Ltd	850,000	8,927,190
Mitsubishi Chemical Group Corp	3,798,800	22,270,249
Mitsui Chemicals Inc	1,031,100	12,578,469
Sumitomo Chemical Co Ltd	4,576,000	14,931,880
		95,942,775
Metals & Mining - 0.7%
JFE Holdings Inc	1,775,400	19,498,057
Kobe Steel Ltd	1,093,900	13,481,252
Nippon Steel Corp (e)	14,885,000	54,799,141
		87,778,450
TOTAL MATERIALS		183,721,225
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Daiwa House Industry Co Ltd	1,681,100	51,291,980
Utilities - 0.9%
Electric Utilities - 0.8%
Chubu Electric Power Co Inc	2,100,100	36,119,364
Kansai Electric Power Co Inc/The	2,842,200	45,532,507
Kyushu Electric Power Co Inc	1,308,800	14,150,653
Tohoku Electric Power Co Inc	1,388,000	9,694,851
		105,497,375
Independent Power and Renewable Electricity Producers - 0.1%
Electric Power Development Co Ltd	464,800	11,375,013
TOTAL UTILITIES		116,872,388
TOTAL JAPAN		3,053,622,825
LUXEMBOURG - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
ArcelorMittal SA	1,180,630	68,229,229
MEXICO - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Fresnillo PLC	510,810	22,485,990
NETHERLANDS - 2.5%
Consumer Staples - 1.1%
Beverages - 0.2%
Heineken Holding NV Class A	311,642	22,091,822
Consumer Staples Distribution & Retail - 0.9%
Koninklijke Ahold Delhaize NV	2,467,957	115,918,640
TOTAL CONSUMER STAPLES		138,010,462
Financials - 0.9%
Banks - 0.4%
ABN AMRO Bank NV depository receipt (c)	1,560,136	54,180,877
ABN AMRO Bank NV rights (b)(f)	1,560,136	1,281,737
		55,462,614
Insurance - 0.5%
NN Group NV	728,462	63,523,486
TOTAL FINANCIALS		118,986,100
Industrials - 0.1%
Professional Services - 0.1%
Randstad NV (e)	320,569	9,458,567
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASML Holding NV	35,736	51,658,042
TOTAL NETHERLANDS		318,113,171
NORWAY - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Equinor ASA	2,289,611	93,180,870
SINGAPORE - 3.1%
Financials - 2.2%
Banks - 2.2%
Oversea-Chinese Banking Corp Ltd	10,201,186	175,997,095
United Overseas Bank Ltd	3,894,900	110,923,090
TOTAL FINANCIALS		286,920,185
Industrials - 0.2%
Passenger Airlines - 0.2%
Singapore Airlines Ltd (e)	4,031,000	19,964,447
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
STMicroelectronics NV (Italy)	1,720,142	92,856,760
TOTAL SINGAPORE		399,741,392
SPAIN - 2.8%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Telefonica SA (e)	10,994,698	49,613,795
Financials - 2.2%
Banks - 2.2%
Banco de Sabadell SA	13,635,894	52,780,423
Banco Santander SA	19,055,132	232,138,899
TOTAL FINANCIALS		284,919,322
Utilities - 0.2%
Gas Utilities - 0.2%
Naturgy Energy Group SA	967,242	30,400,752
TOTAL SPAIN		364,933,869
SWEDEN - 4.8%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Evolution AB (d)	402,351	28,355,977
Financials - 1.8%
Financial Services - 1.8%
Industrivarden AB A Shares	816,526	43,051,621
Investor AB B Shares	4,729,173	190,544,785
TOTAL FINANCIALS		233,596,406
Industrials - 1.4%
Construction & Engineering - 0.2%
Skanska AB B Shares	967,796	25,943,463
Machinery - 1.2%
Volvo AB B Shares	4,463,593	155,586,401
TOTAL INDUSTRIALS		181,529,864
Information Technology - 1.2%
Communications Equipment - 0.8%
Telefonaktiebolaget LM Ericsson B Shares	8,095,469	96,570,837
Electronic Equipment, Instruments & Components - 0.4%
Hexagon AB B Shares	4,935,098	53,045,856
TOTAL INFORMATION TECHNOLOGY		149,616,693
Materials - 0.2%
Metals & Mining - 0.2%
SSAB AB B Shares	2,285,482	20,605,293
TOTAL SWEDEN		613,704,233
SWITZERLAND - 0.6%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Avolta AG	276,751	15,230,426
Industrials - 0.1%
Professional Services - 0.1%
Adecco Group AG (e)	464,872	10,661,683
Adecco Group AG rights (b)(e)(f)	464,872	594,960
TOTAL INDUSTRIALS		11,256,643
Materials - 0.4%
Chemicals - 0.4%
DSM-Firmenich AG	691,876	51,675,429
TOTAL SWITZERLAND		78,162,498
UNITED KINGDOM - 12.7%
Communication Services - 1.2%
Diversified Telecommunication Services - 0.4%
BT Group PLC	15,738,583	46,376,947
Media - 0.1%
ITV PLC	9,946,037	10,827,256
WPP PLC	2,977,581	10,780,545
		21,607,801
Wireless Telecommunication Services - 0.7%
Vodafone Group PLC	54,171,809	86,195,304
TOTAL COMMUNICATION SERVICES		154,180,052
Consumer Discretionary - 0.4%
Distributors - 0.1%
Inchcape PLC	989,122	11,120,220
Household Durables - 0.2%
Barratt Redrow PLC	3,926,484	13,372,636
Berkeley Group Holdings PLC (b)	261,040	11,365,544
		24,738,180
Specialty Retail - 0.1%
Kingfisher PLC	4,711,422	18,526,751
TOTAL CONSUMER DISCRETIONARY		54,385,151
Consumer Staples - 1.8%
Consumer Staples Distribution & Retail - 0.4%
J Sainsbury PLC	4,648,497	20,798,054
Marks & Spencer Group PLC	5,702,054	25,612,690
		46,410,744
Food Products - 0.1%
Associated British Foods PLC	788,317	19,630,286
Tobacco - 1.3%
British American Tobacco PLC	1,576,874	92,869,727
Imperial Brands PLC	2,060,101	78,268,739
		171,138,466
TOTAL CONSUMER STAPLES		237,179,496
Financials - 5.8%
Banks - 4.9%
Barclays PLC	38,264,556	224,915,932
HSBC Holdings PLC	4,953,478	91,143,133
NatWest Group PLC	22,110,405	176,349,871
Standard Chartered PLC	5,119,160	130,358,536
		622,767,472
Capital Markets - 0.9%
3i Group PLC	2,838,230	98,707,278
Investec PLC	1,620,437	13,869,510
		112,576,788
TOTAL FINANCIALS		735,344,260
Health Care - 2.0%
Pharmaceuticals - 2.0%
GSK PLC	9,928,483	260,299,754
Industrials - 1.0%
Industrial Conglomerates - 0.5%
CK Hutchison Holdings Ltd	7,532,000	62,893,625
Passenger Airlines - 0.3%
easyJet PLC	1,778,343	8,508,299
International Consolidated Airlines Group SA	6,322,579	31,987,057
		40,495,356
Trading Companies & Distributors - 0.2%
Bunzl PLC	898,599	29,623,256
TOTAL INDUSTRIALS		133,012,237
Real Estate - 0.4%
Diversified REITs - 0.3%
British Land Co PLC/The	2,759,740	14,529,318
Land Securities Group PLC	2,070,518	16,659,987
		31,189,305
Industrial REITs - 0.1%
Tritax Big Box REIT PLC	6,861,431	14,098,405
TOTAL REAL ESTATE		45,287,710
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Drax Group PLC	934,497	11,236,006
TOTAL UNITED KINGDOM		1,630,924,666
UNITED STATES - 4.8%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Stellantis NV (Italy) (b)	5,501,814	40,092,780
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Shell PLC	5,159,930	234,605,539
Health Care - 2.2%
Pharmaceuticals - 2.2%
Sanofi SA	2,972,298	278,137,175
Industrials - 0.4%
Marine Transportation - 0.4%
AP Moller - Maersk A/S Series B	19,263	45,637,743
Materials - 0.1%
Construction Materials - 0.1%
Buzzi SpA	239,249	13,062,564
TOTAL UNITED STATES		611,535,801
TOTAL COMMON STOCKS (Cost $10,097,820,207)		12,737,812,059

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (h) (Cost $2,898,215)	3.64	2,902,000	2,898,245

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.69	13,442,598	13,445,287
Fidelity Securities Lending Cash Central Fund (i)(j)	3.69	186,524,374	186,543,027
TOTAL MONEY MARKET FUNDS (Cost $199,988,314)			199,988,314

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $10,300,706,736)	12,940,698,618
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(96,199,117)
NET ASSETS - 100.0%	12,844,499,501

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	695	6/2026	105,851,975	6,285,724

The notional amount of long futures as a percentage of Net Assets is 0.8%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $81,943,895 or 0.6% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $56,118,995 or 0.4% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,898,245.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	151,469,181	515,152,207	653,175,558	1,091,272	(543)	-	13,445,287	13,442,598	0.0%
Fidelity Securities Lending Cash Central Fund	52,834,985	603,263,870	469,540,027	1,114,385	(15,801)	-	186,543,027	186,524,374	0.5%
Total	204,304,166	1,118,416,077	1,122,715,585	2,205,657	(16,344)	-	199,988,314

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	671,478,885	57,204,203	614,274,682	-
Consumer Discretionary	1,194,040,994	187,945,653	1,006,095,341	-
Consumer Staples	707,863,040	215,269,394	492,593,646	-
Energy	772,918,145	380,102,278	392,815,867	-
Financials	3,278,094,600	1,162,342,418	2,115,752,182	-
Health Care	1,183,683,051	173,654,575	1,010,028,476	-
Industrials	2,245,035,128	291,371,957	1,953,663,171	-
Information Technology	986,697,598	303,658,999	683,038,599	-
Materials	1,113,774,268	239,964,733	873,809,535	-
Real Estate	327,989,180	90,114,600	237,874,580	-
Utilities	256,237,170	71,275,990	184,961,180	-

U.S. Treasury Obligations	2,898,245	-	2,898,245	-

Money Market Funds	199,988,314	199,988,314	-	-
Total Investments in Securities:	12,940,698,618	3,372,893,114	9,567,805,504	-
Derivative Instruments:

Assets
Futures Contracts	6,285,724	6,285,724	-	-
Total Assets	6,285,724	6,285,724	-	-
Total Derivative Instruments:	6,285,724	6,285,724	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	6,285,724	-
Total Equity Risk	6,285,724	-
Total Value of Derivatives	6,285,724	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $178,006,449) - See accompanying schedule:
Unaffiliated issuers (cost $10,100,718,422)	$12,740,710,304
Fidelity Central Funds (cost $199,988,314)	199,988,314

Total Investment in Securities (cost $10,300,706,736)		$12,940,698,618
Segregated cash with brokers for derivative instruments		773,962
Foreign currency held at value (cost $7,876,069)		7,931,908
Receivable for fund shares sold		601,601
Dividends receivable		66,550,901
Reclaims receivable		16,005,084
Distributions receivable from Fidelity Central Funds		613,526
Receivable for variation margin on futures contracts		2,394,449
Prepaid expenses		2,076
Total assets		13,035,572,125
Liabilities
Payable for investments purchased on a delayed delivery basis	$2,434,803
Payable for fund shares redeemed	154,260
Accrued management fee	1,590,750
Other payables and accrued expenses	333,983
Collateral on securities loaned	186,558,828
Total liabilities		191,072,624
Net Assets		$12,844,499,501
Net Assets consist of:
Paid in capital		$9,312,309,762
Total accumulated earnings (loss)		3,532,189,739
Net Assets		$12,844,499,501
Net Asset Value, offering price and redemption price per share ($12,844,499,501 ÷ 924,224,015 shares)		$13.90
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$204,431,843
Interest		110,314
Income from Fidelity Central Funds (including $1,114,385 from security lending)		2,205,657
Security lending		23,189
Income before foreign taxes withheld		$206,771,003
Less foreign taxes withheld		(12,092,742)
Total income		194,678,261
Expenses
Management fee	$8,980,538
Custodian fees and expenses	445,557
Independent trustees' fees and expenses	13,084
Registration fees	221,031
Audit fees	35,015
Legal	6,961
Interest	12,048
Miscellaneous	13,497
Total expenses		9,727,731
Net Investment income (loss)		184,950,530
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	862,222,731
Fidelity Central Funds	(16,344)
Foreign currency transactions	(1,940,235)
Futures contracts	3,491,124
Total net realized gain (loss)		863,757,276
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	947,214,343
Assets and liabilities in foreign currencies	2,199,933
Futures contracts	5,161,396
Total change in net unrealized appreciation (depreciation)		954,575,672
Net gain (loss)		1,818,332,948
Net increase (decrease) in net assets resulting from operations		$2,003,283,478
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$184,950,530	$327,356,525
Net realized gain (loss)	863,757,276	627,256,596
Change in net unrealized appreciation (depreciation)	954,575,672	1,263,610,897
Net increase (decrease) in net assets resulting from operations	2,003,283,478	2,218,224,018
Distributions to shareholders	(756,520,758)	(272,726,527)

Share transactions
Proceeds from sales of shares	289,613,299	2,279,389,433
Reinvestment of distributions	745,943,327	268,756,776
Cost of shares redeemed	(54,904,387)	(153,949,989)

Net increase (decrease) in net assets resulting from share transactions	980,652,239	2,394,196,220
Total increase (decrease) in net assets	2,227,414,959	4,339,693,711

Net Assets
Beginning of period	10,617,084,542	6,277,390,831
End of period	$12,844,499,501	$10,617,084,542

Other Information
Shares
Sold	22,431,538	202,708,491
Issued in reinvestment of distributions	60,156,720	28,053,943
Redeemed	(4,116,260)	(14,689,276)
Net increase (decrease)	78,471,998	216,073,158

Financial Highlights
Fidelity® SAI International Value Index Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.55	$9.97	$8.79	$7.65	$10.03	$7.16
Income from Investment Operations
Net investment income (loss) A,B	.20	.45	.43	.39	.42	.38
Net realized and unrealized gain (loss)	2.03	2.53	1.30	1.14	(1.99)	2.63
Total from investment operations	2.23	2.98	1.73	1.53	(1.57)	3.01
Distributions from net investment income	(.47)	(.40)	(.55)	(.39)	(.46)	(.14)
Distributions from net realized gain	(.41)	-	-	-	(.35)	-
Total distributions	(.88)	(.40)	(.55)	(.39)	(.81)	(.14)
Net asset value, end of period	$13.90	$12.55	$9.97	$8.79	$7.65	$10.03
Total Return C,D	18.60%	31.13%	20.34%	20.25%	(16.93)%	42.33%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.16% G	.16%	.16%	.17%	.16%	.17%
Expenses net of fee waivers, if any	.16 % G	.16%	.16%	.17%	.16%	.17%
Expenses net of all reductions, if any	.16% G	.16%	.16%	.17%	.16%	.17%
Net investment income (loss)	3.09% G	4.04%	4.36%	4.33%	4.82%	3.84%
Supplemental Data
Net assets, end of period (000 omitted)	$12,844,500	$10,617,085	$6,277,391	$3,759,429	$4,148,718	$5,985,049
Portfolio turnover rate H	61 % G	58%	59%	62%	79%	60%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity SAI International Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), certain corporate actions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,011,788,984
Gross unrealized depreciation	(439,901,283)
Net unrealized appreciation (depreciation)	$2,571,887,701
Tax cost	$10,375,096,641

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Value Index Fund	4,147,139,630	3,627,814,428
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .15% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI International Value Index Fund	Borrower	27,946,000	3.88%	12,048

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity SAI International Value Index Fund	7,249
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI International Value Index Fund	120,993	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity SAI International Value Index Fund	35,485
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund
Fidelity SAI International Value Index Fund	82%	15%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI International Value Index Fund	97%

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9885502.108
IIV-SANN-0626
Fidelity® SAI International Index Fund

Semi-Annual Report
April 30, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The MSCI indexes are the exclusive property of MSCI Inc. ("MSCI"). MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Fidelity. The financial products referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such financial products or any index on which such financial products are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any relevant financial products. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI International Index Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.6%
	Shares	Value ($)
AUSTRALIA - 7.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telstra Group Ltd	1,594,169	6,122,444
Interactive Media & Services - 0.0%
CAR Group Ltd	153,253	2,827,032
REA Group Ltd	21,404	2,649,921
		5,476,953
TOTAL COMMUNICATION SERVICES		11,599,397
Consumer Discretionary - 0.4%
Broadline Retail - 0.3%
Wesfarmers Ltd	459,552	24,412,489
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	224,011	7,707,209
Lottery Corp/The	900,885	3,606,340
		11,313,549
TOTAL CONSUMER DISCRETIONARY		35,726,038
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	543,270	8,658,634
Woolworths Group Ltd	494,493	12,278,503
TOTAL CONSUMER STAPLES		20,937,137
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Santos Ltd	1,314,728	7,574,667
Woodside Energy Group Ltd	769,559	18,398,346
TOTAL ENERGY		25,973,013
Financials - 2.9%
Banks - 2.3%
ANZ Group Holdings Ltd	1,220,138	32,408,722
Commonwealth Bank of Australia	677,413	85,324,690
National Australia Bank Ltd	1,241,730	35,920,423
Westpac Banking Corp	1,384,509	38,733,941
		192,387,776
Capital Markets - 0.3%
ASX Ltd	78,652	3,446,197
Macquarie Group Ltd	146,573	25,180,101
		28,626,298
Financial Services - 0.0%
Washington H Soul Pattinson & Co Ltd	138,406	4,220,547
Insurance - 0.3%
Insurance Australia Group Ltd	957,507	5,207,020
Medibank Pvt Ltd	1,114,875	3,790,946
QBE Insurance Group Ltd	609,436	9,871,569
Suncorp Group Ltd	438,370	5,455,244
		24,324,779
TOTAL FINANCIALS		249,559,400
Health Care - 0.3%
Biotechnology - 0.2%
CSL Ltd	196,390	17,726,277
Health Care Equipment & Supplies - 0.0%
Cochlear Ltd	26,476	1,801,460
Health Care Providers & Services - 0.1%
Sigma Healthcare Ltd	2,102,738	4,251,093
Sonic Healthcare Ltd	190,044	2,719,270
		6,970,363
Health Care Technology - 0.0%
Pro Medicus Ltd	23,265	2,283,405
TOTAL HEALTH CARE		28,781,505
Industrials - 0.3%
Commercial Services & Supplies - 0.1%
Brambles Ltd	549,670	8,997,520
Passenger Airlines - 0.0%
Qantas Airways Ltd	300,237	1,835,767
Professional Services - 0.1%
Computershare Ltd	210,722	4,629,391
Trading Companies & Distributors - 0.0%
SGH Ltd	82,377	2,333,146
Transportation Infrastructure - 0.1%
Transurban Group unit	1,260,762	12,777,522
TOTAL INDUSTRIALS		30,573,346
Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	81,642	2,571,357
Materials - 2.5%
Metals & Mining - 2.5%
BHP Group Ltd	2,055,933	81,372,473
Evolution Mining Ltd	822,062	7,267,971
Fortescue Ltd	685,489	9,880,001
Glencore PLC	4,037,818	31,381,268
Lynas Rare Earths Ltd (b)	366,703	5,202,112
Northern Star Resources Ltd	550,227	8,434,010
Rio Tinto Ltd	150,317	18,412,270
Rio Tinto PLC	456,955	46,032,084
South32 Ltd	1,816,203	5,382,406
TOTAL MATERIALS		213,364,595
Real Estate - 0.3%
Diversified REITs - 0.0%
Stockland unit	980,748	2,876,237
Industrial REITs - 0.2%
Goodman Group unit	827,781	17,934,491
Retail REITs - 0.1%
Scentre Group unit	2,111,562	5,674,170
Vicinity Ltd unit	1,582,554	2,877,832
		8,552,002
TOTAL REAL ESTATE		29,362,730
Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	697,370	6,097,877
Gas Utilities - 0.0%
Apa Group unit	532,333	3,976,642
TOTAL UTILITIES		10,074,519
TOTAL AUSTRALIA		658,523,037
AUSTRIA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	59,606	4,207,888
Financials - 0.3%
Banks - 0.3%
BAWAG Group AG (c)(e)	31,169	5,329,924
Erste Group Bank AG	124,628	13,770,909
Raiffeisen Bank International AG	53,268	2,900,835
TOTAL FINANCIALS		22,001,668
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A (d)	27,566	2,075,434
TOTAL AUSTRIA		28,284,990
BELGIUM - 0.9%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	8,695	1,791,978
Consumer Staples - 0.5%
Beverages - 0.4%
Anheuser-Busch InBev SA/NV	400,117	30,233,498
Food Products - 0.1%
Lotus Bakeries NV	165	1,986,872
TOTAL CONSUMER STAPLES		32,220,370
Financials - 0.2%
Banks - 0.1%
KBC Group NV	92,984	12,359,049
Financial Services - 0.1%
Groupe Bruxelles Lambert NV	32,344	3,017,863
Sofina SA	6,688	1,711,163
		4,729,026
Insurance - 0.0%
Ageas SA/NV	60,389	4,727,398
TOTAL FINANCIALS		21,815,473
Health Care - 0.2%
Pharmaceuticals - 0.2%
Financiere de Tubize SA	8,110	1,862,731
UCB SA (b)	51,178	13,887,042
TOTAL HEALTH CARE		15,749,773
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	29,452	1,947,813
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	17,663	2,931,247
TOTAL BELGIUM		76,456,654
BRAZIL - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Yara International ASA	67,023	3,899,252
CHILE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC	159,642	7,710,680
CHINA - 0.5%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Prosus NV Class N	529,656	25,642,242
Consumer Staples - 0.0%
Food Products - 0.0%
Wilmar International Ltd	777,700	2,218,292
Financials - 0.1%
Banks - 0.1%
BOC Hong Kong Holdings Ltd	1,498,000	8,616,779
Industrials - 0.1%
Machinery - 0.1%
Yangzijiang Shipbuildling (Holdings) Ltd	1,045,400	3,565,300
Marine Transportation - 0.0%
SITC International Holdings Co Ltd	546,000	2,286,087
TOTAL INDUSTRIALS		5,851,387
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Wharf Holdings Ltd/The	433,000	1,433,587
TOTAL CHINA		43,762,287
COTE D'IVOIRE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Endeavour Mining PLC (United Kingdom)	78,191	4,696,426
CZECH REPUBLIC - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
CSG NV	80,959	1,749,842
DENMARK - 1.6%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	31,983	2,430,189
Consumer Staples - 0.1%
Beverages - 0.1%
Carlsberg AS Series B	38,060	5,153,849
Financials - 0.2%
Banks - 0.2%
Danske Bank A/S	270,406	13,900,078
Insurance - 0.0%
Tryg A/S	136,089	3,265,888
TOTAL FINANCIALS		17,165,966
Health Care - 0.7%
Biotechnology - 0.1%
Genmab A/S (b)	24,706	6,541,572
Health Care Equipment & Supplies - 0.0%
Coloplast AS Series B	51,060	3,154,164
Demant A/S (b)	38,963	1,236,114
		4,390,278
Pharmaceuticals - 0.6%
Novo Nordisk A/S Series B	1,303,710	55,454,560
TOTAL HEALTH CARE		66,386,410
Industrials - 0.4%
Air Freight & Logistics - 0.3%
DSV A/S	82,733	20,250,721
Building Products - 0.0%
ROCKWOOL A/S Series B	39,226	1,140,343
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	408,788	12,569,988
TOTAL INDUSTRIALS		33,961,052
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	142,642	8,764,748
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Orsted AS (b)(c)(e)	213,958	5,724,342
TOTAL DENMARK		139,586,556
FINLAND - 1.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	57,582	2,793,803
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	110,567	2,719,915
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Neste Oyj	171,262	5,903,418
Financials - 0.4%
Banks - 0.3%
Nordea Bank Abp	1,251,057	23,525,993
Insurance - 0.1%
Sampo Oyj A Shares	972,592	10,106,437
TOTAL FINANCIALS		33,632,430
Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	44,274	3,569,802
Industrials - 0.2%
Machinery - 0.2%
Kone Oyj B Shares	137,534	8,748,790
Metso Oyj	268,362	4,623,658
Wartsila OYJ Abp	203,551	8,540,590
TOTAL INDUSTRIALS		21,913,038
Information Technology - 0.3%
Communications Equipment - 0.3%
Nokia Oyj	2,144,274	26,688,831
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	235,804	2,618,068
UPM-Kymmene Oyj	213,622	6,385,774
TOTAL MATERIALS		9,003,842
Utilities - 0.1%
Electric Utilities - 0.1%
Fortum Oyj	181,635	4,570,492
TOTAL FINLAND		110,795,571
FRANCE - 8.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Orange SA	753,763	15,695,119
Media - 0.1%
Publicis Groupe SA	92,656	8,657,533
TOTAL COMMUNICATION SERVICES		24,352,652
Consumer Discretionary - 1.2%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	264,408	9,578,457
Automobiles - 0.0%
Renault SA	77,830	2,734,107
Hotels, Restaurants & Leisure - 0.1%
Accor SA	76,020	3,762,134
Sodexo SA	35,811	1,821,475
		5,583,609
Textiles, Apparel & Luxury Goods - 1.0%
Hermes International SCA	12,820	24,525,964
Kering SA	30,135	8,290,547
LVMH Moet Hennessy Louis Vuitton SE	100,731	53,365,835
		86,182,346
TOTAL CONSUMER DISCRETIONARY		104,078,519
Consumer Staples - 0.8%
Beverages - 0.1%
Pernod Ricard SA	81,706	6,074,179
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	238,448	4,743,534
Food Products - 0.2%
Danone SA	262,037	20,530,088
Personal Care Products - 0.5%
L'Oreal SA	73,932	31,762,265
L'Oreal SA (loyalty shares)	23,300	10,010,020
		41,772,285
TOTAL CONSUMER STAPLES		73,120,086
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Bollore SE (d)	284,264	1,791,574
TotalEnergies SE	803,894	74,809,338
TOTAL ENERGY		76,600,912
Financials - 1.2%
Banks - 0.8%
BNP Paribas SA	406,866	42,729,685
Credit Agricole SA	428,714	8,373,692
Societe Generale SA Series A	279,407	22,492,280
		73,595,657
Capital Markets - 0.0%
Amundi SA (c)(e)	25,064	2,418,025
Insurance - 0.4%
AXA SA	676,934	32,631,803
TOTAL FINANCIALS		108,645,485
Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
BioMerieux	16,766	1,410,871
EssilorLuxottica SA	121,901	25,802,735
		27,213,606
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	11,823	2,174,379
Pharmaceuticals - 0.0%
Ipsen SA	15,269	2,992,717
TOTAL HEALTH CARE		32,380,702
Industrials - 2.3%
Aerospace & Defense - 1.3%
Airbus SE	240,531	49,587,746
Dassault Aviation SA	7,933	2,763,376
Safran SA	143,940	46,220,979
Thales SA	37,513	10,306,225
		108,878,326
Building Products - 0.2%
Cie de Saint-Gobain SA	180,272	16,516,499
Construction & Engineering - 0.5%
Bouygues SA	77,967	4,600,920
Eiffage SA	27,765	4,464,336
Vinci SA	200,185	30,272,453
		39,337,709
Electrical Equipment - 0.3%
Legrand SA	106,152	19,018,577
Ground Transportation - 0.0%
Ayvens SA (c)(e)	142,825	1,924,352
Machinery - 0.0%
Alstom SA (b)	140,235	2,817,923
Professional Services - 0.0%
Bureau Veritas SA	137,772	4,213,801
Trading Companies & Distributors - 0.0%
Rexel SA	89,877	3,772,113
Transportation Infrastructure - 0.0%
Aeroports de Paris SA (d)	14,024	1,695,305
Getlink SE Series A	122,457	2,740,772
		4,436,077
TOTAL INDUSTRIALS		200,915,377
Information Technology - 0.2%
IT Services - 0.1%
Capgemini SE	61,912	7,529,518
Software - 0.1%
Dassault Systemes SE	271,525	6,118,440
TOTAL INFORMATION TECHNOLOGY		13,647,958
Materials - 0.4%
Chemicals - 0.4%
Air Liquide SA	178,644	38,433,544
Real Estate - 0.0%
Diversified REITs - 0.0%
Covivio SA/France	22,606	1,491,072
Office REITs - 0.0%
Gecina SA	18,663	1,573,790
Retail REITs - 0.0%
Klepierre SA	87,094	3,522,427
Unibail-Rodamco-Westfield unit	49,320	5,967,884
		9,490,311
TOTAL REAL ESTATE		12,555,173
Utilities - 0.4%
Multi-Utilities - 0.4%
Engie SA	562,254	18,523,096
Engie SA	177,100	5,834,445
Veolia Environnement SA	255,226	10,793,305
TOTAL UTILITIES		35,150,846
TOTAL FRANCE		719,881,254
GERMANY - 8.6%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Deutsche Telekom AG	1,489,227	48,102,994
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	25,267	1,665,107
Interactive Media & Services - 0.0%
Scout24 SE (c)(e)	30,364	2,530,206
TOTAL COMMUNICATION SERVICES		52,298,307
Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Continental AG (b)	44,530	3,354,216
Automobiles - 0.4%
Bayerische Motoren Werke AG	113,515	10,381,039
Mercedes-Benz Group AG	292,331	17,040,014
		27,421,053
Specialty Retail - 0.0%
Zalando SE (b)(c)(e)	90,917	2,244,000
Textiles, Apparel & Luxury Goods - 0.1%
Adidas AG	69,221	11,979,227
TOTAL CONSUMER DISCRETIONARY		44,998,496
Consumer Staples - 0.1%
Household Products - 0.0%
Henkel AG & Co KGaA	42,065	2,900,463
Personal Care Products - 0.1%
Beiersdorf AG	39,285	3,256,716
TOTAL CONSUMER STAPLES		6,157,179
Financials - 1.9%
Banks - 0.1%
Commerzbank AG	296,687	12,260,358
Capital Markets - 0.5%
Deutsche Bank AG	734,750	22,851,993
Deutsche Boerse AG	76,224	23,385,362
		46,237,355
Insurance - 1.3%
Allianz SE	153,989	70,331,784
Hannover Rueck SE	24,408	7,379,325
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	52,884	31,703,980
Talanx AG	26,134	3,401,544
		112,816,633
TOTAL FINANCIALS		171,314,346
Health Care - 0.5%
Health Care Equipment & Supplies - 0.1%
Siemens Healthineers AG (c)(e)	136,966	5,616,180
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	89,074	4,030,462
Fresenius SE & Co KGaA	170,989	8,280,931
		12,311,393
Pharmaceuticals - 0.3%
Bayer AG	397,690	17,759,795
Merck KGaA	52,321	6,757,790
		24,517,585
TOTAL HEALTH CARE		42,445,158
Industrials - 2.8%
Aerospace & Defense - 0.5%
Hensoldt AG (d)	25,717	2,320,546
MTU Aero Engines AG	21,786	7,448,290
Rheinmetall AG	18,622	29,631,973
		39,400,809
Air Freight & Logistics - 0.2%
Deutsche Post AG	372,404	22,051,625
Construction & Engineering - 0.0%
HOCHTIEF AG	6,292	3,376,242
Electrical Equipment - 0.8%
Siemens Energy AG	313,716	66,488,253
Industrial Conglomerates - 1.1%
Siemens AG	307,647	91,420,743
Machinery - 0.2%
Daimler Truck Holding AG	185,910	9,376,916
Gea Group Ag	59,245	4,057,244
Knorr-Bremse AG	29,342	3,411,008
Rational AG	2,070	1,514,766
		18,359,934
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	242,824	2,080,624
Trading Companies & Distributors - 0.0%
Brenntag SE (d)	49,683	3,619,913
TOTAL INDUSTRIALS		246,798,143
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 0.4%
Infineon Technologies AG	528,639	35,553,780
Software - 0.8%
Nemetschek SE	23,390	1,696,513
SAP SE	422,705	70,969,292
		72,665,805
TOTAL INFORMATION TECHNOLOGY		108,219,585
Materials - 0.5%
Chemicals - 0.4%
BASF SE	361,295	23,172,231
Evonik Industries AG	103,774	2,153,324
Symrise AG	53,756	4,755,292
		30,080,847
Construction Materials - 0.1%
Heidelberg Materials AG	54,172	11,952,687
TOTAL MATERIALS		42,033,534
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	30,603	2,142,462
Vonovia SE	309,046	8,326,691
TOTAL REAL ESTATE		10,469,153
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.2%
RWE AG	255,946	18,636,089
Multi-Utilities - 0.2%
E.ON SE	908,838	20,149,164
TOTAL UTILITIES		38,785,253
TOTAL GERMANY		763,519,154
HONG KONG - 1.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	1,533,000	2,486,757
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (c)(e)	3,375,500	4,128,395
Financials - 1.1%
Capital Markets - 0.3%
Futu Holdings Ltd Class A ADR	23,024	3,557,438
Hong Kong Exchanges & Clearing Ltd	487,560	25,968,787
		29,526,225
Insurance - 0.8%
AIA Group Ltd	4,253,200	46,694,904
Prudential PLC	1,030,597	15,530,632
Prudential PLC rights (b)(f)	936,354	177,618
		62,403,154
TOTAL FINANCIALS		91,929,379
Industrials - 0.1%
Ground Transportation - 0.0%
MTR Corp Ltd	630,190	2,692,909
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares	142,000	1,544,532
Machinery - 0.1%
Techtronic Industries Co Ltd	592,500	8,591,072
TOTAL INDUSTRIALS		12,828,513
Real Estate - 0.4%
Real Estate Management & Development - 0.3%
CK Asset Holdings Ltd	778,925	4,906,648
Henderson Land Development Co Ltd	588,021	2,324,274
Hongkong Land Holdings Ltd (Singapore)	436,720	3,452,725
Sino Land Co Ltd	1,499,730	2,404,923
Sun Hung Kai Properties Ltd	586,500	10,267,906
Wharf Real Estate Investment Co Ltd	676,000	2,116,891
		25,473,367
Retail REITs - 0.1%
Link REIT	1,059,073	5,332,743
TOTAL REAL ESTATE		30,806,110
Utilities - 0.2%
Electric Utilities - 0.2%
CK Infrastructure Holdings Ltd	255,000	2,146,739
CLP Holdings Ltd	664,500	6,389,382
Power Assets Holdings Ltd	561,000	4,636,146
		13,172,267
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	4,532,074	4,195,896
TOTAL UTILITIES		17,368,163
TOTAL HONG KONG		159,547,317
INDONESIA - 0.1%
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Jardine Matheson Holdings Ltd (Singapore)	65,861	4,489,895
IRELAND - 0.4%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	65,119	5,518,023
Financials - 0.2%
Banks - 0.2%
AIB Group PLC	864,920	9,946,082
Bank of Ireland Group PLC	385,625	7,576,336
TOTAL FINANCIALS		17,522,418
Industrials - 0.2%
Building Products - 0.1%
Kingspan Group PLC	61,955	5,718,915
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	67,775	9,638,283
TOTAL INDUSTRIALS		15,357,198
TOTAL IRELAND		38,397,639
ISRAEL - 1.1%
Financials - 0.6%
Banks - 0.5%
Bank Hapoalim BM	506,211	13,568,224
Bank Leumi Le-Israel BM	599,953	15,179,203
Israel Discount Bank Ltd Class A	495,180	5,513,292
Mizrahi Tefahot Bank Ltd	63,131	4,968,668
		39,229,387
Insurance - 0.1%
Phoenix Financial Ltd	92,291	5,551,079
TOTAL FINANCIALS		44,780,466
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (b)	464,232	16,280,616
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd	11,281	9,351,625
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Nova Ltd (Israel) (b)	12,003	5,922,607
Tower Semiconductor Ltd (b)	45,554	9,368,106
		15,290,713
Software - 0.0%
Check Point Software Technologies Ltd (b)	34,767	3,910,244
Nice Ltd (b)	24,995	2,523,454
		6,433,698
TOTAL INFORMATION TECHNOLOGY		21,724,411
Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	313,495	1,684,594
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Azrieli Group Ltd	17,181	2,749,893
TOTAL ISRAEL		96,571,605
ITALY - 3.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia SpA/Milano (b)	4,673,325	3,682,527
Telecom Italia SpA/Milano savings shares (b)	2,424,468	2,234,268
TOTAL COMMUNICATION SERVICES		5,916,795
Consumer Discretionary - 0.3%
Automobiles - 0.2%
Ferrari NV (Italy)	51,026	17,567,753
Textiles, Apparel & Luxury Goods - 0.1%
Moncler SpA	94,551	5,686,092
TOTAL CONSUMER DISCRETIONARY		23,253,845
Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC AG	88,284	5,141,669
Davide Campari-Milano NV	249,246	1,842,924
TOTAL CONSUMER STAPLES		6,984,593
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Eni SpA	827,949	23,411,429
Financials - 1.6%
Banks - 1.3%
Banca Monte dei Paschi di Siena SpA	799,508	8,493,877
Banco BPM SpA	460,051	6,687,143
BPER Banca SPA	633,453	9,318,429
FinecoBank Banca Fineco SpA	247,583	6,125,338
Intesa Sanpaolo SpA	5,639,126	38,313,533
UniCredit SpA	567,501	43,857,831
		112,796,151
Financial Services - 0.1%
Banca Mediolanum SpA	90,539	1,979,643
Poste Italiane SpA (c)(e)	185,036	4,905,814
		6,885,457
Insurance - 0.2%
Generali	345,011	15,460,630
Unipol Assicurazioni SpA	145,232	3,784,024
		19,244,654
TOTAL FINANCIALS		138,926,262
Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	46,556	2,712,351
Industrials - 0.4%
Aerospace & Defense - 0.1%
Leonardo SpA	163,820	10,229,867
Electrical Equipment - 0.2%
Prysmian SpA	113,979	17,337,257
Passenger Airlines - 0.1%
Ryanair Holdings PLC	339,891	8,917,783
TOTAL INDUSTRIALS		36,484,907
Utilities - 0.6%
Electric Utilities - 0.5%
Enel SpA	3,292,407	38,441,141
Terna - Rete Elettrica Nazionale	569,528	6,851,372
		45,292,513
Gas Utilities - 0.1%
Italgas SpA	246,678	2,979,095
Snam SpA	816,180	6,442,901
		9,421,996
TOTAL UTILITIES		54,714,509
TOTAL ITALY		292,404,691
JAPAN - 22.6%
Communication Services - 1.5%
Diversified Telecommunication Services - 0.1%
NTT Inc	12,093,500	11,779,812
Entertainment - 0.4%
Capcom Co Ltd	140,300	2,962,240
Konami Group Corp	40,700	4,886,982
Nexon Co Ltd	150,210	2,535,919
Nintendo Co Ltd	446,900	21,861,854
Toho Co Ltd/Tokyo (d)	213,650	1,969,557
		34,216,552
Interactive Media & Services - 0.0%
LY Corp	1,114,100	2,930,336
Wireless Telecommunication Services - 1.0%
KDDI Corp	1,186,600	19,418,163
SoftBank Corp	11,637,900	16,379,988
SoftBank Group Corp	1,502,900	51,337,299
		87,135,450
TOTAL COMMUNICATION SERVICES		136,062,150
Consumer Discretionary - 3.3%
Automobile Components - 0.5%
Aisin Corp	199,670	3,166,251
Bridgestone Corp	462,100	9,602,926
Denso Corp	706,900	8,446,081
Sumitomo Electric Industries Ltd	289,200	19,039,266
		40,254,524
Automobiles - 1.2%
Honda Motor Co Ltd	1,496,000	12,139,204
Isuzu Motors Ltd	216,600	2,984,426
Nissan Motor Co Ltd (b)(d)	902,100	2,064,021
Subaru Corp	237,400	3,536,123
Suzuki Motor Corp	636,200	7,114,903
Toyota Motor Corp	3,836,250	73,638,422
Yamaha Motor Co Ltd (d)	370,900	2,605,193
		104,082,292
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	771,700	4,364,776
Rakuten Group Inc (b)	614,700	2,992,862
Ryohin Keikaku Co Ltd	204,600	4,739,112
		12,096,750
Hotels, Restaurants & Leisure - 0.1%
Oriental Land Co Ltd/Japan	437,200	6,082,757
Zensho Holdings Co Ltd	39,000	2,149,485
		8,232,242
Household Durables - 0.8%
Panasonic Holdings Corp	943,900	19,308,239
Sekisui House Ltd (d)	241,400	5,256,240
Sony Group Corp	2,489,400	49,875,956
		74,440,435
Leisure Products - 0.1%
Bandai Namco Holdings Inc	236,700	5,433,521
Shimano Inc	29,800	3,126,463
		8,559,984
Specialty Retail - 0.5%
Fast Retailing Co Ltd	77,300	36,388,615
Nitori Holdings Co Ltd (d)	162,200	2,344,888
Sanrio Co Ltd (d)	361,900	2,109,013
ZOZO Inc	180,500	1,211,421
		42,053,937
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	282,427	8,020,255
TOTAL CONSUMER DISCRETIONARY		297,740,419
Consumer Staples - 0.9%
Beverages - 0.1%
Asahi Group Holdings Ltd	615,600	6,060,970
Kirin Holdings Co Ltd	314,500	4,959,368
Suntory Beverage & Food Ltd	56,200	1,619,591
		12,639,929
Consumer Staples Distribution & Retail - 0.3%
Aeon Co Ltd	901,400	8,755,018
MatsukiyoCocokara & Co	132,800	1,944,949
Seven & i Holdings Co Ltd	843,400	10,060,872
Tsuruha Holdings Inc	91,900	1,211,699
		21,972,538
Food Products - 0.2%
Ajinomoto Co Inc	366,400	11,776,250
Kikkoman Corp	274,700	2,495,740
		14,271,990
Household Products - 0.0%
Unicharm Corp	452,300	2,642,241
Personal Care Products - 0.1%
Kao Corp	183,600	6,841,646
Shiseido Co Ltd (d)	161,900	3,306,793
		10,148,439
Tobacco - 0.2%
Japan Tobacco Inc	485,700	18,094,625
TOTAL CONSUMER STAPLES		79,769,762
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ENEOS Holdings Inc	1,095,700	9,202,220
Idemitsu Kosan Co Ltd	312,915	2,677,407
Inpex Corp	356,800	9,301,840
TOTAL ENERGY		21,181,467
Financials - 3.9%
Banks - 2.4%
Chiba Bank Ltd/The	228,300	3,151,273
Japan Post Bank Co Ltd	723,784	12,420,339
Mitsubishi UFJ Financial Group Inc	4,563,800	81,978,813
Mizuho Financial Group Inc	1,007,920	43,343,296
Resona Holdings Inc	840,520	10,512,947
Sumitomo Mitsui Financial Group Inc	1,483,400	52,377,451
Sumitomo Mitsui Trust Group Inc	256,900	8,589,023
Yokohama Financial Group Inc	417,000	3,958,417
		216,331,559
Capital Markets - 0.3%
Daiwa Securities Group Inc	539,900	5,082,006
Japan Exchange Group Inc	396,800	4,726,574
Nomura Holdings Inc	1,216,500	9,743,962
SBI Holdings Inc	227,400	4,588,483
		24,141,025
Financial Services - 0.2%
Mitsubishi HC Capital Inc	356,000	3,233,587
ORIX Corp	470,800	15,845,476
Sony Financial Group Inc	2,459,800	2,206,850
		21,285,913
Insurance - 1.0%
Daiichi Life Group Inc	1,423,200	13,030,374
Japan Post Holdings Co Ltd	722,000	8,373,078
Japan Post Insurance Co Ltd	225,700	2,200,713
MS&AD Insurance Group Holdings Inc	520,800	13,391,898
Sompo Holdings Inc	359,200	13,367,778
T&D Holdings Inc	187,200	4,535,484
Tokio Marine Holdings Inc	743,700	34,059,059
		88,958,384
TOTAL FINANCIALS		350,716,881
Health Care - 1.4%
Health Care Equipment & Supplies - 0.4%
Hoya Corp	137,000	25,583,901
Olympus Corp	451,100	4,436,802
Sysmex Corp	203,900	1,800,527
Terumo Corp	539,300	6,862,064
		38,683,294
Health Care Technology - 0.0%
M3 Inc	178,700	1,721,320
Pharmaceuticals - 1.0%
Astellas Pharma Inc	732,500	10,380,802
Chugai Pharmaceutical Co Ltd	271,900	14,500,264
Daiichi Sankyo Co Ltd	728,500	11,833,819
Eisai Co Ltd	106,200	3,178,825
Kyowa Kirin Co Ltd	95,800	1,443,314
Otsuka Holdings Co Ltd	175,800	12,812,695
Shionogi & Co Ltd	306,100	6,184,124
Takeda Pharmaceutical Co Ltd	644,003	21,530,821
		81,864,664
TOTAL HEALTH CARE		122,269,278
Industrials - 6.1%
Building Products - 0.2%
AGC Inc	79,130	2,837,912
Daikin Industries Ltd	106,800	15,090,328
		17,928,240
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	159,140	3,014,292
Secom Co Ltd	160,500	5,843,765
TOPPAN Holdings Inc	95,400	2,835,628
		11,693,685
Construction & Engineering - 0.3%
Kajima Corp	171,200	6,691,194
Obayashi Corp	257,500	6,054,000
Shimizu Corp	203,100	3,923,912
Taisei Corp	59,300	6,430,539
		23,099,645
Electrical Equipment - 0.7%
Fuji Electric Co Ltd	57,400	4,824,172
Fujikura Ltd	610,800	23,566,496
Mitsubishi Electric Corp	769,900	30,896,850
NIDEC CORP	337,900	5,204,933
		64,492,451
Ground Transportation - 0.3%
Central Japan Railway Co	312,700	7,501,821
East Japan Railway Co	390,300	8,519,829
Hankyu Hanshin Holdings Inc	96,700	2,803,247
Seibu Holdings Inc	85,100	2,002,615
Tokyu Corp	202,200	2,150,298
West Japan Railway Co	165,900	3,003,054
		25,980,864
Industrial Conglomerates - 0.7%
Hikari Tsushin Inc	7,100	1,724,136
Hitachi Ltd	1,854,600	58,973,218
Sekisui Chemical Co Ltd	148,000	2,267,934
		62,965,288
Machinery - 1.4%
Daifuku Co Ltd	130,600	5,710,049
Ebara Corp	187,100	6,400,300
FANUC Corp	377,800	16,688,599
IHI Corp	416,400	7,605,783
Kawasaki Heavy Industries Ltd	305,900	6,288,818
Komatsu Ltd	384,900	16,480,648
Kubota Corp	391,700	6,394,286
Makita Corp	90,620	3,364,992
MINEBEA MITSUMI Inc	146,810	2,935,182
Mitsubishi Heavy Industries Ltd	1,297,300	38,719,084
SMC Corp	23,300	11,457,587
Toyota Industries Corp (b)(d)	14,800	1,928,027
		123,973,355
Marine Transportation - 0.2%
Kawasaki Kisen Kaisha Ltd	142,200	2,318,344
Mitsui OSK Lines Ltd	139,500	5,269,496
Nippon Yusen KK	166,900	5,998,169
		13,586,009
Passenger Airlines - 0.0%
ANA Holdings Inc (d)	64,600	1,073,536
Japan Airlines Co Ltd	58,400	918,391
		1,991,927
Professional Services - 0.3%
Recruit Holdings Co Ltd	569,800	26,395,965
Trading Companies & Distributors - 1.9%
ITOCHU Corp	2,405,700	29,814,104
Marubeni Corp	571,400	22,239,516
Mitsubishi Corp	1,304,700	41,785,165
Mitsui & Co Ltd	999,800	37,538,428
MonotaRO Co Ltd (d)	101,500	1,206,905
Sumitomo Corp	441,300	16,408,508
Toyota Tsusho Corp	279,420	10,968,857
		159,961,483
TOTAL INDUSTRIALS		532,068,912
Information Technology - 3.7%
Electronic Equipment, Instruments & Components - 1.1%
Ibiden Co Ltd	96,900	8,287,872
Keyence Corp	78,800	36,142,876
Kyocera Corp	519,600	9,028,564
Murata Manufacturing Co Ltd	675,400	22,399,136
Shimadzu Corp	95,800	2,226,917
TDK Corp	786,900	14,387,997
Yokogawa Electric Corp	92,400	3,217,159
		95,690,521
IT Services - 0.4%
Fujitsu Ltd	712,600	14,302,846
NEC Corp	524,600	13,954,367
Nomura Research Institute Ltd	152,920	4,127,274
Obic Co Ltd	131,000	3,481,085
Otsuka Corp	92,200	1,710,312
TIS Inc	86,100	1,876,552
		39,452,436
Semiconductors & Semiconductor Equipment - 2.0%
Advantest Corp	310,100	57,901,429
Disco Corp	37,300	17,746,687
Kioxia Holdings Corp (b)	76,700	18,558,229
Lasertec Corp	32,400	8,954,661
Renesas Electronics Corp	719,400	14,548,173
SCREEN Holdings Co Ltd (d)	65,600	4,349,349
Tokyo Electron Ltd	181,400	53,455,465
		175,513,993
Software - 0.0%
Oracle Corp Japan	15,600	868,060
Technology Hardware, Storage & Peripherals - 0.2%
Canon Inc	350,900	9,027,450
FUJIFILM Holdings Corp	453,100	8,338,690
		17,366,140
TOTAL INFORMATION TECHNOLOGY		328,891,150
Materials - 0.9%
Chemicals - 0.6%
Asahi Kasei Corp	525,200	5,167,891
Mitsubishi Chemical Group Corp	495,900	2,907,186
Nippon Paint Holdings Co Ltd (d)	383,800	2,420,637
Nippon Sanso Holdings Corp	70,100	2,471,408
Nitto Denko Corp	274,700	5,224,869
Shin-Etsu Chemical Co Ltd	683,000	31,446,823
Toray Industries Inc	561,300	4,029,996
		53,668,810
Metals & Mining - 0.3%
JFE Holdings Inc	232,900	2,557,788
JX Advanced Metals Corp	225,500	6,995,990
Nippon Steel Corp (d)	1,957,500	7,206,538
Sumitomo Metal Mining Co Ltd	100,030	6,150,137
		22,910,453
TOTAL MATERIALS		76,579,263
Real Estate - 0.5%
Office REITs - 0.0%
Nippon Building Fund Inc	3,150	2,645,278
Real Estate Management & Development - 0.5%
Daito Trust Construction Co Ltd	118,500	2,665,423
Daiwa House Industry Co Ltd	226,900	6,922,938
Hulic Co Ltd	186,300	2,101,181
Mitsubishi Estate Co Ltd	430,400	12,265,643
Mitsui Fudosan Co Ltd	1,069,900	11,717,578
Sumitomo Realty & Development Co Ltd	246,300	7,635,204
		43,307,967
TOTAL REAL ESTATE		45,953,245
Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	276,160	4,749,642
Kansai Electric Power Co Inc/The	383,600	6,145,335
		10,894,977
Gas Utilities - 0.1%
Osaka Gas Co Ltd	144,930	5,207,833
Tokyo Gas Co Ltd	127,700	5,423,402
		10,631,235
TOTAL UTILITIES		21,526,212
TOTAL JAPAN		2,012,758,739
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(c)(d)(e)	78,997	1,922,644
LUXEMBOURG - 0.2%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (c)(d)(e)	86,130	1,309,070
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	47,926	3,319,778
Materials - 0.2%
Metals & Mining - 0.2%
ArcelorMittal SA	172,550	9,971,755
TOTAL LUXEMBOURG		14,600,603
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	798,000	3,404,560
Sands China Ltd	982,800	2,062,066

TOTAL MACAU		5,466,626
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Fresnillo PLC	89,492	3,939,461
NETHERLANDS - 4.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	1,549,380	8,285,386
Entertainment - 0.1%
Universal Music Group NV	445,508	9,341,237
TOTAL COMMUNICATION SERVICES		17,626,623
Consumer Staples - 0.4%
Beverages - 0.1%
Heineken Holding NV Class A	52,473	3,719,730
Heineken NV	116,587	9,050,091
		12,769,821
Consumer Staples Distribution & Retail - 0.3%
Koninklijke Ahold Delhaize NV	360,747	16,944,097
Food Products - 0.0%
Magnum Ice Cream Co NV/The	198,302	2,895,249
TOTAL CONSUMER STAPLES		32,609,167
Financials - 0.9%
Banks - 0.5%
ABN AMRO Bank NV depository receipt (e)	236,059	8,197,929
ABN AMRO Bank NV rights (b)(f)	236,059	193,935
ING Groep NV	1,182,161	34,213,386
		42,605,250
Capital Markets - 0.0%
Euronext NV (c)	31,482	5,279,990
Financial Services - 0.2%
Adyen NV (b)(c)(e)	10,213	11,524,922
EXOR NV	37,855	2,967,825
		14,492,747
Insurance - 0.2%
ASR Nederland NV	63,476	4,809,630
NN Group NV	106,455	9,283,110
		14,092,740
TOTAL FINANCIALS		76,470,727
Health Care - 0.3%
Biotechnology - 0.2%
Argenx SE (b)	25,051	19,645,693
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	311,832	8,225,442
TOTAL HEALTH CARE		27,871,135
Industrials - 0.1%
Professional Services - 0.1%
Randstad NV (d)	42,765	1,261,805
Wolters Kluwer NV	94,129	7,346,343
TOTAL INDUSTRIALS		8,608,148
Information Technology - 3.0%
Semiconductors & Semiconductor Equipment - 2.9%
ASM International NV	18,970	18,492,596
ASML Holding NV	157,121	227,125,678
BE Semiconductor Industries NV	29,565	8,577,583
		254,195,857
Software - 0.1%
Nebius Group NV Class A (b)(d)	86,408	11,944,178
TOTAL INFORMATION TECHNOLOGY		266,140,035
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	69,248	4,053,893
TOTAL NETHERLANDS		433,379,728
NEW ZEALAND - 0.2%
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	384,328	2,831,157
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Fisher & Paykel Healthcare Corp Ltd	237,705	5,122,608
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	686,043	3,370,308
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (b)	68,797	4,040,325
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	359,836	2,022,436
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	534,301	1,793,783
TOTAL UTILITIES		3,816,219
TOTAL NEW ZEALAND		19,180,617
NIGERIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Airtel Africa PLC (c)(e)	369,053	1,780,762
NORWAY - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	249,256	4,102,835
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	192,101	4,258,913
Orkla ASA	283,709	3,497,098
Salmar ASA	27,412	1,653,945
TOTAL CONSUMER STAPLES		9,409,956
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Aker BP ASA	127,941	4,979,711
Equinor ASA	310,509	12,636,862
TOTAL ENERGY		17,616,573
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	358,846	10,868,370
Insurance - 0.0%
Gjensidige Forsikring ASA	80,945	2,268,106
TOTAL FINANCIALS		13,136,476
Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	178,031	5,956,978
Materials - 0.1%
Metals & Mining - 0.1%
Norsk Hydro ASA	560,609	6,187,170
TOTAL NORWAY		56,409,988
POLAND - 0.0%
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	101,185	1,807,463
PORTUGAL - 0.2%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	114,635	2,752,716
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	168,908	3,956,848
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	2,996,998	3,197,341
Utilities - 0.2%
Electric Utilities - 0.2%
EDP SA	1,270,265	6,922,001
TOTAL PORTUGAL		16,828,906
SINGAPORE - 1.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	3,008,500	10,896,181
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Sea Ltd Class A ADR (b)	160,248	13,601,850
Financials - 0.9%
Banks - 0.9%
DBS Group Holdings Ltd	861,505	39,724,570
Oversea-Chinese Banking Corp Ltd	1,370,664	23,647,533
United Overseas Bank Ltd	506,072	14,412,455
		77,784,558
Capital Markets - 0.0%
Singapore Exchange Ltd	347,100	5,934,975
TOTAL FINANCIALS		83,719,533
Industrials - 0.2%
Aerospace & Defense - 0.1%
Singapore Technologies Engineering Ltd	631,900	5,355,023
Ground Transportation - 0.0%
Grab Holdings Ltd Class A (b)	963,327	3,679,909
Industrial Conglomerates - 0.1%
Keppel Ltd	589,600	5,046,636
Passenger Airlines - 0.0%
Singapore Airlines Ltd	638,790	3,163,753
TOTAL INDUSTRIALS		17,245,321
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
STMicroelectronics NV	274,087	14,802,207
Real Estate - 0.1%
Diversified REITs - 0.1%
CapitaLand Integrated Commercial Trust	2,464,895	4,590,908
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	1,666,525	3,275,501
Office REITs - 0.0%
Keppel REIT (f)	65,511	46,123
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	948,165	2,079,441
TOTAL REAL ESTATE		9,991,973
Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	361,900	1,899,230
TOTAL SINGAPORE		152,156,295
SOUTH AFRICA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Anglo American PLC	453,040	22,418,675
SPAIN - 3.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (c)(e)	193,386	6,509,880
Telefonica SA	1,492,020	6,732,771
TOTAL COMMUNICATION SERVICES		13,242,651
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	182,370	10,523,176
Specialty Retail - 0.3%
Industria de Diseno Textil SA	441,552	26,211,947
TOTAL CONSUMER DISCRETIONARY		36,735,123
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	456,768	12,269,324
Financials - 1.9%
Banks - 1.9%
Banco Bilbao Vizcaya Argentaria SA	2,310,984	51,032,091
Banco de Sabadell SA	2,033,744	7,872,008
Banco Santander SA	5,946,271	72,440,370
Bankinter SA	272,900	4,536,895
CaixaBank SA	1,563,943	19,906,421
		155,787,785
Insurance - 0.0%
Mapfre SA	373,926	1,828,283
TOTAL FINANCIALS		157,616,068
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A (d)	120,813	1,270,458
Industrials - 0.2%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	71,830	10,335,582
Transportation Infrastructure - 0.1%
Aena SME SA (c)(e)	303,590	8,280,607
TOTAL INDUSTRIALS		18,616,189
Information Technology - 0.0%
IT Services - 0.0%
Indra Sistemas SA (d)	32,182	1,843,573
Utilities - 0.9%
Electric Utilities - 0.9%
Acciona SA	9,994	2,901,868
Endesa SA	128,579	5,763,129
Iberdrola SA	2,604,437	61,059,018
Redeia Corp SA	164,314	2,873,422
		72,597,437
Gas Utilities - 0.0%
Naturgy Energy Group SA	107,930	3,392,277
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA (b)	127,695	2,125,146
TOTAL UTILITIES		78,114,860
TOTAL SPAIN		319,708,246
SWEDEN - 3.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	955,251	4,993,140
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	221,672	4,548,565
TOTAL COMMUNICATION SERVICES		9,541,705
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (c)	53,811	3,792,369
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares	199,807	3,586,076
TOTAL CONSUMER DISCRETIONARY		7,378,445
Consumer Staples - 0.1%
Household Products - 0.1%
Essity AB B Shares	244,138	6,465,218
Financials - 0.9%
Banks - 0.4%
Skandinaviska Enskilda Banken AB A Shares	612,887	12,025,072
Svenska Handelsbanken AB A Shares	590,500	8,390,965
Swedbank AB A1 Shares	343,698	12,050,044
		32,466,081
Capital Markets - 0.1%
EQT AB	199,944	6,423,155
Financial Services - 0.4%
Industrivarden AB A Shares	44,288	2,335,100
Industrivarden AB C Shares	62,761	3,277,147
Investor AB B Shares	737,529	29,716,043
L E Lundbergforetagen AB B Shares	30,788	1,774,034
		37,102,324
TOTAL FINANCIALS		75,991,560
Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	79,596	3,688,085
Industrials - 1.6%
Aerospace & Defense - 0.1%
Saab AB B Shares	129,664	7,871,020
Building Products - 0.2%
Assa Abloy AB B Shares	405,711	15,441,428
Nibe Industrier AB B Shares	613,565	2,745,932
		18,187,360
Commercial Services & Supplies - 0.0%
Securitas AB B Shares	199,061	3,322,445
Construction & Engineering - 0.0%
Skanska AB B Shares	137,774	3,693,273
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	59,980	1,362,953
Lifco AB B Shares	94,384	2,933,926
		4,296,879
Machinery - 1.2%
Alfa Laval AB	117,040	6,946,784
Atlas Copco AB A Shares	1,087,611	20,520,629
Atlas Copco AB B Shares	631,304	10,588,115
Epiroc AB A Shares	268,765	7,759,087
Epiroc AB B Shares	155,418	3,841,368
Indutrade AB	110,538	2,360,954
Sandvik AB	431,517	17,905,192
SKF AB B Shares	138,028	3,432,480
Trelleborg AB B Shares	82,035	3,330,180
Volvo AB B Shares	643,192	22,419,591
		99,104,380
Trading Companies & Distributors - 0.1%
AddTech AB B Shares	105,238	3,800,206
Beijer Ref AB B Shares	165,572	2,316,959
		6,117,165
TOTAL INDUSTRIALS		142,592,522
Information Technology - 0.3%
Communications Equipment - 0.2%
Telefonaktiebolaget LM Ericsson B Shares	1,132,898	13,514,339
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	840,458	9,033,825
TOTAL INFORMATION TECHNOLOGY		22,548,164
Materials - 0.1%
Metals & Mining - 0.1%
Boliden AB	115,064	5,983,291
Paper & Forest Products - 0.0%
Holmen AB B Shares	28,505	980,551
Svenska Cellulosa AB SCA B Shares	246,342	2,801,539
		3,782,090
TOTAL MATERIALS		9,765,381
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Fastighets AB Balder B Shares (b)	290,958	1,731,362
Sagax AB B Shares	89,067	1,769,233
TOTAL REAL ESTATE		3,500,595
TOTAL SWEDEN		281,471,675
SWITZERLAND - 4.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	10,484	8,875,876
Consumer Discretionary - 0.5%
Specialty Retail - 0.0%
Avolta AG	35,589	1,958,568
Textiles, Apparel & Luxury Goods - 0.5%
Cie Financiere Richemont SA Series A	217,611	41,763,338
Swatch Group AG/The bearer shares	11,714	2,719,153
		44,482,491
TOTAL CONSUMER DISCRETIONARY		46,441,059
Consumer Staples - 0.1%
Food Products - 0.1%
Barry Callebaut AG (d)	1,444	2,160,409
Chocoladefabriken Lindt & Spruengli AG	381	4,668,938
Chocoladefabriken Lindt & Spruengli AG participation certificates	43	5,552,826
TOTAL CONSUMER STAPLES		12,382,173
Financials - 1.6%
Banks - 0.0%
Banque Cantonale Vaudoise (d)	12,189	1,921,911
Capital Markets - 0.9%
Julius Baer Group Ltd	83,400	6,855,221
Partners Group Holding AG	9,188	9,971,746
UBS Group AG	1,285,037	56,739,972
		73,566,939
Insurance - 0.7%
Helvetia Baloise Holding AG (b)	32,195	8,817,725
Swiss Life Holding AG	11,550	13,552,237
Zurich Insurance Group AG	59,244	41,306,119
		63,676,081
TOTAL FINANCIALS		139,164,931
Health Care - 0.6%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	20,518	4,495,657
Straumann Holding AG	45,185	4,903,873
		9,399,530
Life Sciences Tools & Services - 0.2%
Lonza Group AG	28,428	17,478,143
Pharmaceuticals - 0.3%
Galderma Group AG	74,633	15,657,514
Sandoz Group AG	169,210	13,543,730
		29,201,244
TOTAL HEALTH CARE		56,078,917
Industrials - 1.2%
Building Products - 0.1%
Belimo Holding AG	3,984	3,635,492
Geberit AG	13,730	9,264,038
		12,899,530
Electrical Equipment - 0.7%
ABB Ltd	634,432	64,166,290
Machinery - 0.2%
Schindler Holding AG	9,515	3,190,542
Schindler Holding AG participation certificate	16,460	5,759,473
VAT Group AG (c)(e)	10,928	8,153,867
		17,103,882
Marine Transportation - 0.1%
Kuehne + Nagel International AG	19,555	4,572,469
Professional Services - 0.1%
SGS SA	67,007	7,258,556
TOTAL INDUSTRIALS		106,000,727
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	61,837	6,073,298
Materials - 0.4%
Chemicals - 0.4%
DSM-Firmenich AG	69,910	5,221,498
EMS-Chemie Holding AG	2,840	2,417,099
Givaudan SA	3,738	13,323,517
Sika AG	61,717	11,384,703
TOTAL MATERIALS		32,346,817
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Swiss Prime Site AG	32,477	5,623,777
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	8,553	1,709,833
TOTAL SWITZERLAND		414,697,408
UNITED KINGDOM - 11.0%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
BT Group PLC	2,421,108	7,134,289
Interactive Media & Services - 0.0%
Autotrader Group PLC (c)(e)	340,956	2,293,586
Media - 0.1%
Informa PLC	521,170	5,620,977
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	7,590,668	12,077,867
TOTAL COMMUNICATION SERVICES		27,126,719
Consumer Discretionary - 0.5%
Broadline Retail - 0.1%
Next PLC	47,082	8,293,451
Diversified Consumer Services - 0.0%
Pearson PLC	231,619	3,417,995
Hotels, Restaurants & Leisure - 0.4%
Compass Group PLC	688,347	19,445,803
Entain PLC	246,055	1,820,078
Whitbread PLC	68,377	2,078,603
		23,344,484
Household Durables - 0.0%
Barratt Redrow PLC	548,421	1,867,787
Specialty Retail - 0.0%
JD Sports Fashion PLC	1,001,601	917,251
Kingfisher PLC	693,510	2,727,093
		3,644,344
TOTAL CONSUMER DISCRETIONARY		40,568,061
Consumer Staples - 2.1%
Beverages - 0.3%
Coca-Cola Europacific Partners PLC	84,123	7,955,512
Diageo PLC	901,278	18,223,291
		26,178,803
Consumer Staples Distribution & Retail - 0.3%
J Sainsbury PLC	695,658	3,112,475
Marks & Spencer Group PLC	832,834	3,740,954
Tesco PLC	2,585,200	16,957,607
		23,811,036
Food Products - 0.0%
Associated British Foods PLC	130,379	3,246,633
Household Products - 0.2%
Reckitt Benckiser Group PLC	261,127	16,615,153
Personal Care Products - 0.6%
Unilever PLC	882,736	51,476,873
Tobacco - 0.7%
British American Tobacco PLC	881,774	51,931,930
Imperial Brands PLC	304,993	11,587,499
		63,519,429
TOTAL CONSUMER STAPLES		184,847,927
Financials - 3.5%
Banks - 2.7%
Barclays PLC	5,603,123	32,934,699
HSBC Holdings PLC	6,952,494	127,924,680
Lloyds Banking Group PLC	23,837,113	32,401,861
NatWest Group PLC	3,237,464	25,821,615
Standard Chartered PLC	776,989	19,785,892
		238,868,747
Capital Markets - 0.5%
3i Group PLC	402,110	13,984,484
London Stock Exchange Group PLC	185,542	24,111,485
Schroders PLC	293,382	2,315,473
		40,411,442
Financial Services - 0.0%
M&G PLC	926,381	3,815,754
Wise PLC Class A (b)	269,722	3,857,384
		7,673,138
Insurance - 0.3%
Admiral Group PLC	105,402	4,844,923
Aviva PLC	1,237,807	10,503,581
Legal & General Group PLC	2,306,702	7,900,472
Standard Life PLC	285,214	2,934,073
		26,183,049
TOTAL FINANCIALS		313,136,376
Health Care - 1.9%
Health Care Equipment & Supplies - 0.1%
Smith & Nephew PLC	326,762	5,056,257
Pharmaceuticals - 1.8%
Astrazeneca PLC	627,802	119,155,193
GSK PLC	1,649,721	43,251,519
		162,406,712
TOTAL HEALTH CARE		167,462,969
Industrials - 1.7%
Aerospace & Defense - 1.1%
BAE Systems PLC	1,214,670	33,784,298
Melrose Industries PLC	508,720	3,333,139
Rolls-Royce Holdings PLC	3,399,505	54,703,339
		91,820,776
Commercial Services & Supplies - 0.1%
Rentokil Initial PLC	1,022,524	6,893,613
Verisure PLC (b)	104,660	1,293,444
		8,187,057
Industrial Conglomerates - 0.2%
CK Hutchison Holdings Ltd	1,085,000	9,059,955
Smiths Group PLC	128,487	4,447,896
		13,507,851
Machinery - 0.0%
Spirax Group PLC	29,773	2,904,016
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA (Spain)	478,490	2,422,094
Professional Services - 0.3%
Intertek Group PLC	62,312	4,016,552
RELX PLC	737,105	26,879,533
		30,896,085
Trading Companies & Distributors - 0.0%
Bunzl PLC	131,217	4,325,706
TOTAL INDUSTRIALS		154,063,585
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	153,662	9,214,842
Software - 0.1%
Sage Group PLC/The	386,487	4,609,493
TOTAL INFORMATION TECHNOLOGY		13,824,335
Real Estate - 0.0%
Diversified REITs - 0.0%
Land Securities Group PLC	286,624	2,306,260
Industrial REITs - 0.0%
Segro PLC	520,656	4,923,954
TOTAL REAL ESTATE		7,230,214
Utilities - 0.8%
Electric Utilities - 0.2%
SSE PLC	488,632	17,495,168
Multi-Utilities - 0.5%
Centrica PLC	1,864,097	5,448,552
National Grid PLC	2,011,303	36,003,497
		41,452,049
Water Utilities - 0.1%
Severn Trent PLC	109,670	4,878,441
United Utilities Group PLC	275,975	5,471,516
		10,349,957
TOTAL UTILITIES		69,297,174
TOTAL UNITED KINGDOM		977,557,360
UNITED STATES - 8.8%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (b)	63,391	28,307,251
Consumer Discretionary - 0.2%
Automobiles - 0.1%
Stellantis NV (Italy) (b)	816,257	5,948,222
Hotels, Restaurants & Leisure - 0.1%
InterContinental Hotels Group PLC	58,317	8,345,163
TOTAL CONSUMER DISCRETIONARY		14,293,385
Consumer Staples - 1.2%
Food Products - 1.2%
Nestle SA	1,042,964	105,589,304
Energy - 1.8%
Energy Equipment & Services - 0.1%
Tenaris SA	151,834	4,846,749
Oil, Gas & Consumable Fuels - 1.7%
BP PLC	6,372,956	50,447,267
Shell PLC	2,307,107	104,896,788
		155,344,055
TOTAL ENERGY		160,190,804
Financials - 0.3%
Insurance - 0.3%
Aegon Ltd	509,479	4,221,851
Swiss Re AG	120,937	19,494,484
TOTAL FINANCIALS		23,716,335
Health Care - 3.5%
Health Care Equipment & Supplies - 0.2%
Alcon AG	202,280	15,072,300
Life Sciences Tools & Services - 0.0%
QIAGEN NV (Germany)	83,717	2,852,818
Pharmaceuticals - 3.3%
Haleon PLC	3,605,441	16,649,463
Novartis AG	769,582	113,736,269
Roche Holding AG	284,399	115,892,547
Roche Holding AG bearer shares	12,952	5,413,865
Sanofi SA	444,288	41,574,906
		293,267,050
TOTAL HEALTH CARE		311,192,168
Industrials - 1.3%
Construction & Engineering - 0.2%
Ferrovial SE	207,892	14,258,919
Electrical Equipment - 0.8%
Schneider Electric SE	221,936	70,621,993
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	1,186	2,782,852
AP Moller - Maersk A/S Series B	1,597	3,783,599
		6,566,451
Professional Services - 0.2%
Experian PLC	371,440	13,590,638
Trading Companies & Distributors - 0.1%
Sunbelt Rentals Holdings Inc (United Kingdom)	168,528	12,667,884
TOTAL INDUSTRIALS		117,705,885
Information Technology - 0.0%
Software - 0.0%
Monday.com Ltd (b)	17,476	1,151,144
Materials - 0.2%
Construction Materials - 0.2%
Buzzi SpA	31,194	1,703,136
Holcim AG	206,524	19,191,538
TOTAL MATERIALS		20,894,674
TOTAL UNITED STATES		783,040,950
TOTAL COMMON STOCKS (Cost $5,051,081,194)		8,669,402,996

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
FRANCE - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Air Liquide SA	55,880	12,022,046
GERMANY - 0.3%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG non-voting shares	22,186	2,021,897
Dr Ing hc F Porsche AG (d)(e)	46,110	2,239,146
Porsche Automobil Holding SE	61,981	2,255,250
Volkswagen AG non-voting shares	83,475	8,465,058
TOTAL CONSUMER DISCRETIONARY		14,981,351
Consumer Staples - 0.1%
Household Products - 0.1%
Henkel AG & Co KGaA non-voting shares	64,897	4,729,931
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	10,612	2,705,177
TOTAL GERMANY		22,416,459
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $31,658,469)		34,438,505

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (h) (Cost $3,225,788)	3.64	3,230,000	3,225,821

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.69	96,380,474	96,399,750
Fidelity Securities Lending Cash Central Fund (i)(j)	3.69	45,348,924	45,353,459
TOTAL MONEY MARKET FUNDS (Cost $141,753,209)			141,753,209

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $5,227,718,660)	8,848,820,531
NET OTHER ASSETS (LIABILITIES) - 0.4%	39,827,441
NET ASSETS - 100.0%	8,888,647,972

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	1,202	6/2026	183,070,610	12,563,759

The notional amount of long futures as a percentage of Net Assets is 2.1%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $85,668,935 or 1.0% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $87,033,651 or 1.0% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,225,821.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	40,367,792	1,283,871,292	1,227,845,674	2,004,502	6,340	-	96,399,750	96,380,474	0.2%
Fidelity Securities Lending Cash Central Fund	28,363,099	182,535,455	165,543,857	198,232	(1,238)	-	45,353,459	45,348,924	0.1%
Total	68,730,891	1,466,406,747	1,393,389,531	2,202,734	5,102	-	141,753,209

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	357,010,464	78,269,606	278,740,858	-
Consumer Discretionary	702,068,919	185,442,038	516,626,881	-
Consumer Staples	592,984,062	167,165,312	425,818,750	-
Energy	351,311,676	95,648,777	255,662,899	-
Financials	2,166,916,527	604,136,924	1,562,779,603	-
Health Care	906,581,713	355,348,639	551,233,074	-
Industrials	1,728,310,361	445,095,431	1,283,214,930	-
Information Technology	832,166,373	131,243,001	700,923,372	-
Materials	517,696,117	82,457,343	435,238,774	-
Real Estate	159,676,450	31,495,854	128,180,596	-
Utilities	354,680,334	117,567,773	237,112,561	-

Non-Convertible Preferred Stocks
Consumer Discretionary	14,981,351	2,021,897	12,959,454	-
Consumer Staples	4,729,931	4,729,931	-	-
Health Care	2,705,177	2,705,177	-	-
Materials	12,022,046	-	12,022,046	-

U.S. Treasury Obligations	3,225,821	-	3,225,821	-

Money Market Funds	141,753,209	141,753,209	-	-
Total Investments in Securities:	8,848,820,531	2,445,080,912	6,403,739,619	-
Derivative Instruments:

Assets
Futures Contracts	12,563,759	12,563,759	-	-
Total Assets	12,563,759	12,563,759	-	-
Total Derivative Instruments:	12,563,759	12,563,759	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	12,563,759	-
Total Equity Risk	12,563,759	-
Total Value of Derivatives	12,563,759	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $49,914,524) - See accompanying schedule:
Unaffiliated issuers (cost $5,085,965,451)	$8,707,067,322
Fidelity Central Funds (cost $141,753,209)	141,753,209

Total Investment in Securities (cost $5,227,718,660)		$8,848,820,531
Segregated cash with brokers for derivative instruments		3,132,946
Foreign currency held at value (cost $7,460,160)		7,501,213
Receivable for investments sold		870,375
Receivable for fund shares sold		1,381,935
Dividends receivable		31,937,116
Reclaims receivable		38,007,608
Distributions receivable from Fidelity Central Funds		607,415
Receivable for variation margin on futures contracts		4,166,321
Prepaid expenses		1,809
Receivable from investment adviser for expense reductions		54,168
Other receivables		1,238
Total assets		8,936,482,675
Liabilities
Payable for investments purchased on a delayed delivery basis	$504,511
Payable for fund shares redeemed	1,535,571
Accrued management fee	255,706
Other payables and accrued expenses	184,217
Collateral on securities loaned	45,354,698
Total liabilities		47,834,703
Net Assets		$8,888,647,972
Net Assets consist of:
Paid in capital		$6,147,629,178
Total accumulated earnings (loss)		2,741,018,794
Net Assets		$8,888,647,972
Net Asset Value, offering price and redemption price per share ($8,888,647,972 ÷ 476,726,978 shares)		$18.65
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$124,033,076
Foreign Tax Reclaims		7,654,147
Interest		76,100
Income from Fidelity Central Funds (including $198,232 from security lending)		2,202,734
Security lending		4,721
Income before foreign taxes withheld		$133,970,778
Less foreign taxes withheld		(13,762,336)
Total income		120,208,442
Expenses
Management fee	$1,462,351
Custodian fees and expenses	256,385
Independent trustees' fees and expenses	9,524
Registration fees	36,974
Audit fees	26,975
Legal	5,715
Interest	51,901
Miscellaneous	10,559
Total expenses before reductions	1,860,384
Expense reductions	(338,301)
Total expenses after reductions		1,522,083
Net Investment income (loss)		118,686,359
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	132,137,583
Fidelity Central Funds	5,102
Foreign currency transactions	(3,055,255)
Futures contracts	22,836,056
Total net realized gain (loss)		151,923,486
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	628,663,146
Assets and liabilities in foreign currencies	1,542,593
Futures contracts	11,893,590
Total change in net unrealized appreciation (depreciation)		642,099,329
Net gain (loss)		794,022,815
Net increase (decrease) in net assets resulting from operations		$912,709,174
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$118,686,359	$233,050,244
Net realized gain (loss)	151,923,486	35,521,834
Change in net unrealized appreciation (depreciation)	642,099,329	1,395,808,264
Net increase (decrease) in net assets resulting from operations	912,709,174	1,664,380,342
Distributions to shareholders	(267,025,797)	(251,491,324)

Share transactions
Proceeds from sales of shares	1,268,116,779	1,420,609,936
Reinvestment of distributions	255,494,507	244,620,461
Cost of shares redeemed	(1,063,221,117)	(3,822,471,972)

Net increase (decrease) in net assets resulting from share transactions	460,390,169	(2,157,241,575)
Total increase (decrease) in net assets	1,106,073,546	(744,352,557)

Net Assets
Beginning of period	7,782,574,426	8,526,926,983
End of period	$8,888,647,972	$7,782,574,426

Other Information
Shares
Sold	72,470,765	94,729,982
Issued in reinvestment of distributions	14,854,332	17,366,987
Redeemed	(57,118,294)	(252,274,066)
Net increase (decrease)	30,206,803	(140,177,097)

Financial Highlights
Fidelity® SAI International Index Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.43	$14.53	$12.15	$10.88	$14.52	$11.04
Income from Investment Operations
Net investment income (loss) A,B	.26	.46	.43	.39	.42	.37
Net realized and unrealized gain (loss)	1.53	2.86	2.25	1.27	(3.68)	3.36
Total from investment operations	1.79	3.32	2.68	1.66	(3.26)	3.73
Distributions from net investment income	(.57)	(.42)	(.30)	(.39)	(.38)	(.25)
Total distributions	(.57)	(.42)	(.30)	(.39)	(.38)	(.25)
Net asset value, end of period	$18.65	$17.43	$14.53	$12.15	$10.88	$14.52
Total Return C,D	10.56%	23.57%	22.26%	15.43%	(23.00)%	34.09%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.04% G	.06%	.05%	.06%	.05%	.05%
Expenses net of fee waivers, if any	.04 % G	.05%	.04%	.04%	.04%	.04%
Expenses net of all reductions, if any	.04% G	.05%	.04%	.04%	.04%	.04%
Net investment income (loss)	2.84% G	2.95%	3.00%	3.12%	3.28%	2.66%
Supplemental Data
Net assets, end of period (000 omitted)	$8,888,648	$7,782,574	$8,526,927	$4,680,772	$3,168,926	$6,252,147
Portfolio turnover rate H	23 % G	15%	4%	18%	20%	10%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity SAI International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,667,253,203
Gross unrealized depreciation	(167,845,264)
Net unrealized appreciation (depreciation)	$3,499,407,939
Tax cost	$5,361,976,351

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(518,529,189)
Long-term	(502,305,309)
Total capital loss carryforward	$(1,020,834,498)

Due to large subscriptions in a prior period, approximately $594,902,796 of the Funds's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $249,916,389 of those capital losses per year to offset capital gains.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Index Fund	1,201,327,249	945,867,636
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .035% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI International Index Fund	Borrower	96,011,200	3.89%	51,901

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity SAI International Index Fund	5,116
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI International Index Fund	22,080	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity SAI International Index Fund	6,602,791
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .035% of average net assets. This reimbursement will remain in place through February 28, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $338,254.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $47.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity SAI International Index Fund	53%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI International Index Fund	54
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9870291.110
SV7-SANN-0626
Fidelity® SAI Emerging Markets Index Fund

Semi-Annual Report
April 30, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The MSCI indexes are the exclusive property of MSCI Inc. ("MSCI"). MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Fidelity. The financial products referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such financial products or any index on which such financial products are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any relevant financial products. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Emerging Markets Index Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.5%
	Shares	Value ($)
AUSTRALIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Anglogold Ashanti Plc (South Africa)	216,683	20,181,210
BRAZIL - 4.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Brasil SA	347,260	2,752,525
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	360,600	1,875,167
TOTAL COMMUNICATION SERVICES		4,627,692
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Ultrapar Participacoes SA	312,438	1,889,090
Vibra Energia SA	464,820	3,125,834
TOTAL CONSUMER DISCRETIONARY		5,014,924
Consumer Staples - 0.2%
Beverages - 0.2%
Ambev SA	2,032,298	5,955,137
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	566,235	2,508,824
Food Products - 0.0%
MBRF Global Foods Co SA	278,700	981,005
TOTAL CONSUMER STAPLES		9,444,966
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Petroleo Brasileiro SA - Petrobras	1,606,408	17,754,899
Petroleo Brasileiro SA - Petrobras (PN)	1,986,900	19,693,254
PRIO SA/Brazil (d)	357,000	4,787,828
TOTAL ENERGY		42,235,981
Financials - 1.7%
Banks - 1.3%
Banco Bradesco SA	704,312	2,378,144
Banco Bradesco SA (PN)	2,258,288	8,810,963
Banco do Brasil SA	738,810	3,313,738
Itau Unibanco Holding SA	2,326,070	20,288,171
Itausa SA	2,531,463	7,116,193
NU Holdings Ltd/Cayman Islands Class A (d)	1,459,438	21,132,663
		63,039,872
Capital Markets - 0.3%
B3 SA - Brasil Bolsa Balcao	2,267,840	8,257,433
Banco BTG Pactual SA unit	515,900	6,182,299
XP Inc Class A	172,660	3,308,165
		17,747,897
Financial Services - 0.0%
StoneCo Ltd Class A	96,133	1,055,540
Insurance - 0.1%
BB Seguridade Participacoes SA	300,558	2,056,405
Caixa Seguridade Participacoes S/A	258,000	942,530
Porto Seguro SA	83,500	839,586
		3,838,521
TOTAL FINANCIALS		85,681,830
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Rede D'Or Sao Luiz SA (b)(c)	344,917	2,672,657
Industrials - 0.4%
Aerospace & Defense - 0.1%
Embraer SA	302,800	4,710,956
Electrical Equipment - 0.2%
WEG SA	722,880	6,548,810
Ground Transportation - 0.1%
Localiza Rent a Car SA	396,758	3,678,493
Rumo SA	561,500	1,783,673
		5,462,166
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	435,512	1,407,204
TOTAL INDUSTRIALS		18,129,136
Information Technology - 0.0%
Software - 0.0%
TOTVS SA	233,700	1,503,631
Materials - 0.6%
Containers & Packaging - 0.0%
Klabin SA unit	346,795	1,224,197
Metals & Mining - 0.5%
Gerdau SA	549,492	2,508,989
Vale SA	1,561,973	25,607,046
		28,116,035
Paper & Forest Products - 0.1%
Suzano SA	299,512	2,651,683
TOTAL MATERIALS		31,991,915
Utilities - 0.6%
Electric Utilities - 0.4%
Axia Energia SA	520,697	6,524,748
Axia Energia SA Series B	102,705	1,423,866
Axia Energia SA Series C	160,495	1,943,066
Cia Energetica de Minas Gerais	737,718	1,868,206
Cia Paranaense de Energia - Copel	835,500	2,682,752
CPFL Energia SA	99,400	982,197
Energisa S/A unit	132,800	1,416,555
Equatorial SA	515,516	4,405,799
		21,247,189
Independent Power and Renewable Electricity Producers - 0.1%
Eneva SA (d)	417,200	2,281,549
Engie Brasil Energia SA	123,968	883,984
		3,165,533
Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,059,950	7,095,873
TOTAL UTILITIES		31,508,595
TOTAL BRAZIL		232,811,327
CHILE - 0.5%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Falabella SA	269,949	1,635,036
Specialty Retail - 0.0%
Empresas Copec SA	167,254	1,171,583
TOTAL CONSUMER DISCRETIONARY		2,806,619
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	533,577	1,349,049
Financials - 0.2%
Banks - 0.2%
Banco de Chile	19,557,115	3,666,212
Banco de Credito e Inversiones SA	37,618	2,541,842
Banco Santander Chile	28,341,634	2,266,235
TOTAL FINANCIALS		8,474,289
Industrials - 0.1%
Passenger Airlines - 0.1%
Latam Airlines Group SA	136,103,927	3,236,932
Materials - 0.1%
Chemicals - 0.1%
Sociedad Quimica y Minera de Chile SA Class B (d)	61,481	5,654,372
Paper & Forest Products - 0.0%
Empresas Cmpc SA	486,637	603,611
TOTAL MATERIALS		6,257,983
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Plaza SA	329,536	1,637,004
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Chile SA	11,910,569	1,069,530
TOTAL CHILE		24,831,406
CHINA - 22.7%
Communication Services - 4.3%
Diversified Telecommunication Services - 0.1%
China Tower Corp Ltd H Shares (b)(c)	1,916,500	2,715,901
Entertainment - 0.5%
37 Interactive Entertainment Network Technology Group Co Ltd A Shares (China)	62,300	196,997
Beijing Enlight Media Co Ltd A Shares (China)	78,800	171,381
China Ruyi Holdings Ltd (d)(e)	4,908,000	918,011
Giant Network Group Co Ltd A Shares (China)	45,300	218,389
Kingnet Network Co Ltd A Shares (China)	60,300	159,700
Kingsoft Corp Ltd	455,000	1,344,092
Mango Excellent Media Co Ltd A Shares (China)	54,170	154,756
NetEase Cloud Music Inc (b)(c)(d)	36,050	532,380
Netease Inc	750,120	17,559,698
Tencent Music Entertainment Group Class A ADR	247,138	2,266,255
Zhejiang Century Huatong Group Co Ltd A Shares (China) (d)	195,400	459,663
		23,981,322
Interactive Media & Services - 3.7%
Baidu Inc A Shares (d)	958,074	15,128,962
Bilibili Inc Z Shares (d)	108,421	2,382,463
Kuaishou Technology B Shares (b)(c)	1,102,600	6,137,988
Kunlun Tech Co Ltd A Shares (China) (d)	31,700	228,549
Meitu Inc (b)(c)	1,586,000	853,960
Tencent Holdings Ltd	2,748,500	166,922,632
		191,654,554
Media - 0.0%
Bluefocus Intelligent Communications Group Co Ltd A Shares (China) (d)	94,200	237,658
China Literature Ltd (b)(c)(d)	177,300	560,765
Focus Media Information Technology Co Ltd A Shares (China)	339,240	313,137
Leo Group Co Ltd A Shares (China) (d)	175,600	167,139
		1,278,699
Wireless Telecommunication Services - 0.0%
China United Network Communications Ltd A Shares (China)	874,000	580,030
TOTAL COMMUNICATION SERVICES		220,210,506
Consumer Discretionary - 6.2%
Automobile Components - 0.1%
Changzhou Xingyu Automotive Lighting Systems Co Ltd A Shares (China)	5,700	104,129
Fuyao Glass Industry Group Co Ltd A Shares (China)	43,200	374,154
Fuyao Glass Industry Group Co Ltd H Shares (b)(c)	272,400	2,075,242
Hesai Group B Shares (e)	50,520	1,137,652
Huayu Automotive Systems Co Ltd A Shares (China)	84,100	230,206
Huizhou Desay Sv Automotive Co Ltd A Shares (China)	14,000	212,791
Ningbo Tuopu Group Co Ltd A Shares (China)	46,915	418,706
Sailun Group Co Ltd A Shares (China)	66,500	136,015
Wanxiang Qianchao Co Ltd A Shares (China) (d)	89,700	213,088
Zhejiang Wanfeng Auto Wheel Co Ltd A Shares (China)	43,500	87,267
		4,989,250
Automobiles - 1.1%
Anhui Jianghuai Automobile Group Corp Ltd A Shares (China) (d)	51,000	354,852
BAIC BluePark New Energy Technology Co Ltd A Shares (China) (d)	187,100	195,727
BYD Co Ltd A Shares (China)	126,000	1,912,998
BYD Co Ltd H Shares	1,600,700	21,292,780
Chongqing Afari Technology Co Ltd A Shares (China) (d)	128,800	212,280
Chongqing Changan Automobile Co Ltd A Shares (China)	194,274	271,587
Geely Automobile Holdings Ltd	2,814,517	8,370,850
Great Wall Motor Co Ltd A Shares (China)	24,900	72,726
Great Wall Motor Co Ltd H Shares	960,000	1,452,033
Guangzhou Automobile Group Co Ltd H Shares (e)	428,200	155,000
Li Auto Inc A Shares (d)	538,436	4,738,361
NIO Inc A Shares (d)	797,569	5,146,337
SAIC Motor Corp Ltd A Shares (China)	176,900	358,509
Seres Group Co Ltd A Shares (China)	44,500	581,138
VOYAH Automobile Technology Co Ltd H Shares	26,208	20,196
XPeng Inc A Shares (d)	538,450	4,303,570
Yadea Group Holdings Ltd (b)(c)	537,430	824,996
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)	219,600	1,340,408
		51,604,348
Broadline Retail - 3.4%
Alibaba Group Holding Ltd	7,398,116	121,928,453
CCOOP Group Co Ltd A Shares (China) (d)	349,000	89,730
JD.com Inc A Shares	1,028,750	15,585,690
MINISO Group Holding Ltd A Shares	207,884	767,060
PDD Holdings Inc Class A ADR (d)	305,525	30,515,837
Vipshop Holdings Ltd Class A ADR	134,322	1,932,894
		170,819,664
Distributors - 0.0%
Zhejiang China Commodities City Group Co Ltd A Shares (China)	127,800	249,259
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group Inc	583,510	3,183,924
TAL Education Group Class A ADR (d)	179,612	1,997,285
		5,181,209
Hotels, Restaurants & Leisure - 1.1%
H World Group Ltd ADR	86,283	4,455,654
Haidilao International Holding Ltd (b)(c)	724,000	1,335,319
Meituan B Shares (b)(c)(d)	2,143,120	23,058,230
Tongcheng Travel Holdings Ltd (b)	559,600	1,277,276
Trip.com Group Ltd (d)	266,743	14,403,848
Yum China Holdings Inc (Hong Kong)	153,049	7,489,187
		52,019,514
Household Durables - 0.1%
Beijing Roborock Technology Co Ltd A Shares (China)	5,102	86,841
Ecovacs Robotics Co Ltd A Shares (China)	11,000	105,447
Gree Electric Appliances Inc of Zhuhai A Shares (China)	83,200	488,791
Haier Smart Home Co Ltd A Shares (China)	197,400	624,197
Haier Smart Home Co Ltd H Shares	1,005,600	2,840,272
Midea Group Co Ltd A Shares (China)	90,600	1,078,262
Midea Group Co Ltd H Shares	181,300	2,095,040
Sichuan Changhong Electric Co Ltd A Shares (China)	140,800	180,944
		7,499,794
Specialty Retail - 0.1%
China Tourism Group Duty Free Corp Ltd A Shares (China)	51,500	497,027
Chow Tai Fook Jewellery Group Ltd	852,600	1,168,775
Pop Mart International Group Ltd (b)(c)(e)	231,400	4,709,875
		6,375,677
Textiles, Apparel & Luxury Goods - 0.2%
ANTA Sports Products Ltd	542,200	5,680,100
Bosideng International Holdings Ltd	2,020,000	1,105,421
Laopu Gold Co Ltd H Shares (e)	12,000	856,785
Li Ning Co Ltd	1,003,000	2,611,281
Shenzhou International Group Holdings Ltd	356,800	2,174,847
		12,428,434
TOTAL CONSUMER DISCRETIONARY		311,167,149
Consumer Staples - 0.7%
Beverages - 0.4%
Anhui Gujing Distillery Co Ltd A Shares (China)	11,900	187,032
China Resources Beer Holdings Co Ltd	701,144	2,415,936
Eastroc Beverage Group Co Ltd A Shares (China)	14,310	427,585
Jiangsu King's Luck Brewery JSC Ltd A Shares (China)	25,100	101,059
Jiangsu Yanghe Distillery Co Ltd A Shares (China)	34,500	249,028
Kweichow Moutai Co Ltd A Shares (China)	32,500	6,592,766
Luzhou Laojiao Co Ltd A Shares (China)	36,900	541,536
Nongfu Spring Co Ltd H Shares (b)(c)	867,200	5,244,532
Shanxi Xinghuacun Fen Wine Factory Co Ltd A Shares (China)	30,760	645,853
Tsingtao Brewery Co Ltd A Shares (China)	24,100	223,962
Tsingtao Brewery Co Ltd H Shares	262,000	1,811,367
Wuliangye Yibin Co Ltd A Shares (China)	103,200	1,469,274
		19,909,930
Consumer Staples Distribution & Retail - 0.1%
Alibaba Health Information Technology Ltd (d)(e)	2,443,000	1,380,672
JD Health International Inc (b)(c)(d)	484,250	2,861,865
Yonghui Superstores Co Ltd A Shares (China) (d)	180,800	102,140
		4,344,677
Food Products - 0.2%
Angel Yeast Co Ltd A Shares (China)	17,800	98,064
China Feihe Ltd (b)(c)	1,523,000	679,542
China Mengniu Dairy Co Ltd	1,340,000	2,984,196
Foshan Haitian Flavouring & Food Co Ltd A Shares (China)	117,076	663,491
Guangdong Haid Group Co Ltd A Shares (China)	38,500	284,063
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	79,800	324,485
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	164,400	661,920
Muyuan Foods Co Ltd A Shares (China)	137,254	900,873
New Hope Liuhe Co Ltd A Shares (China)	91,700	117,452
Tingyi Cayman Islands Holding Corp	855,000	1,319,218
Want Want China Holdings Ltd	2,056,418	1,167,431
Wens Foodstuff Group Co Ltd A Shares (China)	194,600	468,651
		9,669,386
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (b)(c)(e)	155,600	604,325
Hengan International Group Co Ltd	273,400	937,313
		1,541,638
Tobacco - 0.0%
Smoore International Holdings Ltd (b)(c)(e)	803,000	959,877
TOTAL CONSUMER STAPLES		36,425,508
Energy - 0.8%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	782,000	944,212
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	27,000	543,102
		1,487,314
Oil, Gas & Consumable Fuels - 0.8%
China Coal Energy Co Ltd H Shares	798,000	1,492,929
China Merchants Energy Shipping Co Ltd A Shares (China)	200,700	515,748
China Petroleum & Chemical Corp A Shares (China)	992,300	784,299
China Petroleum & Chemical Corp H Shares	9,502,704	5,614,101
China Shenhua Energy Co Ltd A Shares (China)	161,585	1,135,250
China Shenhua Energy Co Ltd H Shares	1,464,702	9,098,545
COSCO SHIPPING Energy Transportation Co Ltd A Shares (China)	109,800	346,710
Inner Mongolia Dian Tou Energy Corp Ltd A Shares (China)	59,100	281,300
Inner Mongolia Yitai Coal Co Ltd B Shares	415,590	1,106,247
PetroChina Co Ltd A Shares (China)	497,500	890,981
PetroChina Co Ltd H Shares	9,159,790	14,129,108
Shaanxi Coal Industry Co Ltd A Shares (China)	243,100	930,049
Shanxi Coking Coal Energy Group Co Ltd A Shares (China)	119,890	123,599
Shanxi Lu'an Environmental Energy Development Co Ltd A Shares (China)	61,400	145,648
Yankuang Energy Group Co Ltd A Shares (China)	126,000	425,025
Yankuang Energy Group Co Ltd H Shares (e)	1,451,200	3,044,849
		40,064,388
TOTAL ENERGY		41,551,702
Financials - 4.3%
Banks - 2.8%
Agricultural Bank of China Ltd A Shares (China)	2,678,100	2,710,434
Agricultural Bank of China Ltd H Shares	11,270,297	8,791,943
Bank of Beijing Co Ltd A Shares (China)	625,825	485,399
Bank of Changsha Co Ltd A Shares (China)	79,400	116,030
Bank of Chengdu Co Ltd A Shares (China)	98,400	276,155
Bank of China Ltd A Shares (China)	737,700	620,978
Bank of China Ltd H Shares	30,960,464	20,104,483
Bank of Communications Co Ltd A Shares (China)	1,617,400	1,609,858
Bank of Communications Co Ltd H Shares	3,495,176	3,196,988
Bank of Hangzhou Co Ltd A Shares (China)	208,300	530,920
Bank of Jiangsu Co Ltd A Shares (China)	462,043	763,724
Bank of Nanjing Co Ltd A Shares (China)	347,000	597,081
Bank of Ningbo Co Ltd A Shares (China)	166,820	817,605
Bank of Shanghai Co Ltd A Shares (China)	397,280	550,119
Bank of Suzhou Co Ltd A Shares (China)	88,000	110,683
China CITIC Bank Corp Ltd A Shares (China)	451,900	556,435
China CITIC Bank Corp Ltd H Shares	3,371,051	3,535,221
China Construction Bank Corp A Shares (China)	458,700	667,935
China Construction Bank Corp H Shares	41,493,000	46,837,297
China Everbright Bank Co Ltd A Shares (China)	1,170,100	535,042
China Merchants Bank Co Ltd A Shares (China)	538,500	3,021,635
China Merchants Bank Co Ltd H Shares	1,675,421	10,140,553
China Minsheng Banking Corp Ltd A Shares (China)	1,015,500	550,664
China Minsheng Banking Corp Ltd H Shares	2,744,561	1,252,489
China Zheshang Bank Co Ltd A Shares (China)	591,050	259,142
Chongqing Rural Commercial Bank Co Ltd A Shares (China)	285,300	306,613
Chongqing Rural Commercial Bank Co Ltd H Shares	915,000	816,777
CNPC Capital Co Ltd A Shares (China)	194,900	270,118
Huaxia Bank Co Ltd A Shares (China)	383,158	389,722
Industrial & Commercial Bank of China Ltd A Shares (China)	2,528,400	2,755,693
Industrial & Commercial Bank of China Ltd H Shares	27,004,000	24,329,261
Industrial Bank Co Ltd A Shares (China)	566,100	1,486,797
Ping An Bank Co Ltd A Shares (China)	486,700	819,841
Postal Savings Bank of China Co Ltd A Shares (China)	860,500	644,045
Postal Savings Bank of China Co Ltd H Shares (b)(c)	3,759,000	2,417,120
Shanghai Pudong Development Bank Co Ltd A Shares (China)	840,009	1,140,762
Shanghai Rural Commercial Bank Co Ltd A Shares (China)	220,200	289,407
		144,304,969
Capital Markets - 0.4%
Beijing Compass Technology Development Co Ltd A Shares (China)	14,600	211,728
BOC International China Co Ltd A Shares (China)	56,500	103,243
Caitong Securities Co Ltd A Shares (China)	98,500	119,673
Capital Securities Co Ltd A Shares (China)	36,500	89,211
Changjiang Securities Co Ltd A Shares (China)	111,500	131,247
China CITIC Financial Asset Management Co Ltd H Shares (b)(c)(d)	5,801,000	551,445
China Galaxy Securities Co Ltd A Shares (China)	154,000	289,635
China Galaxy Securities Co Ltd H Shares	1,588,500	1,693,805
China Great Wall Securities Co Ltd A Shares (China)	82,400	107,725
China International Capital Corp Ltd A Shares (China)	62,400	314,511
China International Capital Corp Ltd H Shares (b)(c)	816,600	2,131,892
China Merchants Securities Co Ltd A Shares (China)	229,650	530,233
CITIC Securities Co Ltd A Shares (China)	282,900	1,132,041
CITIC Securities Co Ltd H Shares	721,590	2,561,957
CSC Financial Co Ltd A Shares (China)	100,000	338,323
Dongxing Securities Co Ltd A Shares (China)	105,000	203,988
East Money Information Co Ltd A Shares (China)	405,708	1,215,265
Everbright Securities Co Ltd A Shares (China)	112,458	250,961
Founder Securities Co Ltd A Shares (China)	195,900	206,679
GF Securities Co Ltd A Shares (China)	122,800	383,161
GF Securities Co Ltd H Shares	507,600	1,150,792
Guolian Minsheng Securities Co Ltd A Shares (China)	145,200	205,645
Guosen Securities Co Ltd A Shares (China)	158,600	249,669
Guotai Haitong Securities Co Ltd A Shares (China)	382,120	905,175
Guotai Haitong Securities Co Ltd H Shares (b)(c)	812,528	1,394,204
Guoyuan Securities Co Ltd A Shares (China)	91,970	99,344
Hithink RoyalFlush Information Network Co Ltd A Shares (China)	19,180	664,263
Huatai Securities Co Ltd A Shares (China)	180,900	509,986
Huatai Securities Co Ltd H Shares (b)(c)	610,000	1,265,772
Industrial Securities Co Ltd A Shares (China)	272,170	242,638
Orient Securities Co Ltd/China A Shares (China) (f)	176,639	241,619
SDIC Capital Co Ltd A Shares (China)	131,600	129,693
Shenwan Hongyuan Group Co Ltd A Shares (China)	519,700	361,949
Sinolink Securities Co Ltd A Shares (China)	79,100	104,427
SooChow Securities Co Ltd A Shares (China)	102,060	120,588
Tianfeng Securities Co Ltd A Shares (China) (d)	204,900	108,145
Western Securities Co Ltd A Shares (China)	93,000	98,183
Zheshang Securities Co Ltd A Shares (China)	147,200	213,140
Zhongtai Securities Co Ltd A Shares (China)	236,600	209,219
		20,841,174
Financial Services - 0.0%
Far East Horizon Ltd	1,043,000	999,752
Insurance - 1.1%
China Life Insurance Co Ltd A Shares (China)	45,400	244,620
China Life Insurance Co Ltd H Shares	3,241,747	11,958,981
China Pacific Insurance Group Co Ltd A Shares (China)	148,300	812,202
China Pacific Insurance Group Co Ltd H Shares	1,172,828	5,119,826
China Taiping Insurance Holdings Co Ltd	619,455	1,770,959
New China Life Insurance Co Ltd A Shares (China)	44,500	421,847
New China Life Insurance Co Ltd H Shares	415,400	2,728,033
People's Insurance Co Group of China Ltd/The A Shares (China)	196,800	207,921
People's Insurance Co Group of China Ltd/The H Shares	3,850,552	2,634,612
PICC Property & Casualty Co Ltd H Shares	2,971,568	5,367,729
Ping An Insurance Group Co of China Ltd A Shares (China)	305,896	2,669,100
Ping An Insurance Group Co of China Ltd H Shares	2,853,141	23,190,623
		57,126,453
TOTAL FINANCIALS		223,272,348
Health Care - 0.9%
Biotechnology - 0.3%
3SBio Inc (b)(c)	787,000	2,354,026
Akeso Inc (b)(c)(d)	278,000	4,876,666
Beijing Wantai Biological Pharmacy Enterprise Co Ltd A Shares (China) (d)	22,012	127,154
Chongqing Zhifei Biological Products Co Ltd A Shares (China) (d)	49,150	109,449
Imeik Technology Development Co Ltd A Shares (China)	6,140	103,512
Innovent Biologics Inc (b)(c)(d)	635,500	7,421,008
Remegen Co Ltd H Shares (b)(c)(d)	81,000	1,050,093
Shanghai RAAS Blood Products Co Ltd A Shares (China)	139,000	113,286
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (d)	21,100	1,276,280
		17,431,474
Health Care Equipment & Supplies - 0.0%
APT Medical Inc A Shares (China)	2,744	96,356
Jiangsu Yuyue Medical Equipment & Supply Co Ltd A Shares (China)	19,800	85,111
Shandong Weigao Group Medical Polymer Co Ltd H Shares	1,085,200	478,278
Shanghai United Imaging Healthcare Co Ltd A Shares (China)	19,184	309,508
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	31,200	772,661
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	15,700	111,140
		1,853,054
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co Ltd A Shares (China)	217,099	343,286
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd A Shares (China)	28,400	94,264
Huadong Medicine Co Ltd A Shares (China)	47,000	230,524
Shanghai Pharmaceuticals Holding Co Ltd A Shares (China)	56,400	141,315
Sinopharm Group Co Ltd H Shares	580,200	1,380,159
		2,189,548
Life Sciences Tools & Services - 0.3%
Genscript Biotech Corp (d)	520,000	925,797
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	7,000	56,953
Pharmaron Beijing Co Ltd A Shares (China)	40,600	175,394
Wuxi Apptec Co Ltd A Shares (China)	68,784	1,115,307
Wuxi Apptec Co Ltd H Shares (b)(c)	160,868	2,826,116
Wuxi Biologics Cayman Inc (b)(c)(d)	1,514,000	6,468,939
WuXi XDC Cayman Inc (d)	163,000	1,237,697
XtalPi Holdings Ltd (d)(e)	745,000	915,592
		13,721,795
Pharmaceuticals - 0.3%
Beijing Tong Ren Tang Co Ltd A Shares (China)	27,158	111,335
Changchun High-Tech Industry Group Co Ltd A Shares (China)	7,800	97,412
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	41,611	158,071
CSPC Innovation Pharmaceutical Co Ltd A Shares (China)	37,720	168,131
CSPC Pharmaceutical Group Ltd	3,477,608	3,789,120
Haisco Pharmaceutical Group Co Ltd A Shares (China) (d)	24,300	209,963
Hansoh Pharmaceutical Group Co Ltd (b)(c)	654,000	3,132,443
Hebei Changshan Biochemical Pharmaceutical CO Ltd A Shares (China) (d)	25,400	154,210
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	160,758	1,274,310
Kangmei Pharmaceutical Co Ltd rights (d)(f)	16,079	0
Shanghai Allist Pharmaceuticals Co Ltd A Shares (China)	13,629	185,642
Shanghai Fosun Pharmaceutical Group Co Ltd A Shares (China)	48,400	177,051
Shanghai Fosun Pharmaceutical Group Co Ltd H Shares	4,000	9,817
Shenzhen Salubris Pharmaceuticals Co Ltd A Shares (China)	25,400	191,460
Sichuan Biokin Pharmaceutical Co Ltd A Shares (China) (d)	47	1,882
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	37,400	189,692
Sino Biopharmaceutical Ltd	4,456,750	3,102,183
Yunnan Baiyao Group Co Ltd A Shares (China)	41,760	325,040
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	14,100	296,494
		13,574,256
TOTAL HEALTH CARE		48,770,127
Industrials - 1.3%
Aerospace & Defense - 0.0%
AECC Aviation Power Co Ltd A Shares (China)	70,600	479,556
AviChina Industry & Technology Co Ltd H Shares	1,218,000	536,570
Kuang-Chi Technologies Co Ltd A Shares (China) (d)	58,600	337,495
		1,353,621
Air Freight & Logistics - 0.2%
J&T Global Express Ltd B Shares (d)	1,027,200	1,286,198
JD Logistics Inc (b)(c)(d)	860,500	1,675,903
SF Holding Co Ltd A Shares (China)	120,500	656,266
YTO Express Group Co Ltd A Shares (China)	90,000	283,794
ZTO Express Cayman Inc A Shares	180,444	4,572,244
		8,474,405
Building Products - 0.0%
Beijing New Building Materials PLC A Shares (China)	35,800	136,180
Commercial Services & Supplies - 0.0%
Zhejiang Weiming Environment Protection Co Ltd A Shares (China)	35,230	111,063
Construction & Engineering - 0.1%
China Energy Engineering Corp Ltd A Shares (China)	864,300	359,076
China National Chemical Engineering Co Ltd A Shares (China)	167,408	211,336
China Railway Group Ltd A Shares (China)	621,000	462,938
China Railway Group Ltd H Shares	1,684,000	816,372
China State Construction Engineering Corp Ltd A Shares (China)	1,041,440	749,920
China State Construction International Holdings Ltd	547,500	635,907
Metallurgical Corp of China Ltd A Shares (China)	511,300	220,739
Power Construction Corp of China Ltd A Shares (China)	465,100	381,790
Sichuan Road and Bridge Group Co Ltd A Shares (China)	189,060	227,027
		4,065,105
Electrical Equipment - 0.4%
China XD Electric Co Ltd A Shares (China)	135,400	337,508
CNGR Advanced Material Co Ltd A Shares (China)	25,820	242,728
Contemporary Amperex Technology Co Ltd A Shares (China)	115,420	7,414,928
Contemporary Amperex Technology Co Ltd H Shares (e)	54,397	4,299,322
Dongfang Electric Corp Ltd A Shares (China)	80,600	462,780
Eve Energy Co Ltd A Shares (China)	55,074	589,582
GEM Co Ltd A Shares (China)	149,500	201,628
Goldwind Science & Technology Co Ltd A Shares (China)	90,800	368,622
Goneo Group Co Ltd A Shares (China)	34,697	228,236
Gotion High-Tech Co Ltd A Shares (China)	43,100	233,131
Jiangsu Zhongtian Technology Co Ltd A Shares (China)	90,700	442,928
JL Mag Rare-Earth Co Ltd A Shares (China) (d)	32,500	157,613
NARI Technology Co Ltd A Shares (China)	209,875	800,538
Ningbo Deye Technology Co Ltd A Shares (China)	20,693	458,460
Ningbo Orient Wires & Cables Co Ltd A Shares (China)	20,900	190,615
Ningbo Sanxing Medical Electric Co Ltd A Shares (China)	28,000	82,552
Shanghai Electric Group Co Ltd A Shares (China) (d)	349,800	416,042
Shenzhen Megmeet Electrical Co Ltd (China) (d)	15,800	281,277
Sungrow Power Supply Co Ltd A Shares (China)	54,020	1,099,435
Sunwoda Electronic Co Ltd A Shares (China)	52,500	212,703
TBEA Co Ltd A Shares (China)	133,700	529,648
Wolong Electric Group Co Ltd A Shares (China)	44,000	244,786
Zhejiang Chint Electrics Co Ltd A Shares (China)	49,700	239,091
Zhejiang Huayou Cobalt Co Ltd A Shares (China)	50,715	499,775
		20,033,928
Ground Transportation - 0.0%
Daqin Railway Co Ltd A Shares (China)	466,000	362,538
Industrial Conglomerates - 0.1%
CITIC Ltd	1,749,941	2,908,149
Machinery - 0.4%
Airtac International Group	60,926	2,853,682
China CSSC Holdings Ltd A Shares (China)	192,100	1,177,514
CRRC Corp Ltd A Shares (China)	731,400	640,411
CRRC Corp Ltd H Shares	1,752,000	1,166,232
Haitian International Holdings Ltd	271,000	735,262
Jiangsu Hengli Hydraulic Co Ltd A Shares (China)	35,576	551,031
RoboTechnik Intelligent Technology Co Ltd A Shares (China) (d)	4,200	299,763
Sany Heavy Industry Co Ltd A Shares (China)	219,200	655,319
Shandong Himile Mechanical Science & Technology Co Ltd A Shares (China)	20,900	268,500
Shenzhen Envicool Technology Co Ltd A Shares (China)	25,600	358,308
Shenzhen Inovance Technology Co Ltd A Shares (China)	31,200	314,745
Sinotruk Hong Kong Ltd	297,500	1,463,316
UBTech Robotics Corp Ltd H Shares (d)	93,250	1,278,457
Weichai Power Co Ltd A Shares (China)	226,200	1,041,204
Weichai Power Co Ltd H Shares	790,000	3,927,002
XCMG Construction Machinery Co Ltd A Shares (China)	317,900	464,787
Yutong Bus Co Ltd A Shares (China)	59,500	311,029
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	50,100	347,579
Zhuzhou CRRC Times Electric Co Ltd A Shares (China)	20,869	148,618
Zhuzhou CRRC Times Electric Co Ltd H Shares	192,927	881,517
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	167,000	195,168
		19,079,444
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd A Shares (China)	265,420	550,144
COSCO SHIPPING Holdings Co Ltd H Shares (e)	1,183,300	2,177,882
		2,728,026
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (d)	296,900	293,419
China Eastern Airlines Corp Ltd A Shares (China) (d)	393,200	249,450
China Southern Airlines Co Ltd A Shares (China) (d)	262,000	208,091
Hainan Airlines Holding Co Ltd A Shares (China) (d)	1,149,300	254,545
Spring Airlines Co Ltd A Shares (China)	28,200	195,247
		1,200,752
Professional Services - 0.0%
Kanzhun Ltd ADR	162,575	2,198,014
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (b)(c)	89,700	921,071
Transportation Infrastructure - 0.1%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	1,231,900	884,918
China Merchants Expressway Network & Technology Holdings Co Ltd A Shares (China)	156,500	215,681
China Merchants Port Holdings Co Ltd	548,242	1,090,443
Jiangsu Expressway Co Ltd H Shares	510,000	693,926
Shanghai International Airport Co Ltd A Shares (China)	23,500	93,938
		2,978,906
TOTAL INDUSTRIALS		66,551,202
Information Technology - 2.2%
Communications Equipment - 0.3%
BYD Electronic International Co Ltd (e)	331,000	1,131,144
CICT Mobile Communication Technology Co Ltd A Shares (China) (d)	89,978	259,004
Fiberhome Telecommunication Technologies Co Ltd A Shares (China) (d)	35,100	241,791
Guangzhou Haige Communications Group Inc Co A Shares (China)	67,200	159,213
Hengtong Optic-electric Co Ltd A Shares (China)	64,500	625,616
QuantumCTek Co Ltd A Shares (China) (d)	2,713	228,195
Shenzhen Sunway Communication Co Ltd A Shares (China) (d)	22,200	298,329
Suzhou TFC Optical Communication Co Ltd A Shares (China)	20,216	914,608
Yangtze Optical Fibre & Cable Joint Stock Ltd Co H Shares (b)(c)(e)	172,500	4,447,727
Yealink Network Technology Corp Ltd A Shares (China)	38,370	205,605
Zhongji Innolight Co Ltd A Shares (China)	28,760	3,634,532
ZTE Corp A Shares (China) (d)	94,200	508,266
ZTE Corp H Shares (d)(e)	343,800	1,103,639
		13,757,669
Electronic Equipment, Instruments & Components - 0.5%
Aac Technologies Holdings Inc	337,133	1,561,393
Accelink Technologies Co Ltd A Shares (China)	18,700	398,439
Avary Holding Shenzhen Co Ltd A Shares (China)	61,500	656,618
BOE Technology Group Co Ltd A Shares (China)	1,015,400	608,863
Chaozhou Three-Circle Group Co Ltd A Shares (China)	51,400	652,805
China Railway Signal & Communication Corp Ltd A Shares (China)	145,977	109,902
Eoptolink Technology Inc Ltd A Shares (China)	25,740	1,994,188
Everdisplay Optronics Shanghai Co Ltd A Shares (China) (d)	256,763	85,290
Founder Technology Group Corp A Shares (China) (d)	121,100	209,264
Foxconn Industrial Internet Co Ltd A Shares (China)	343,497	3,191,829
GoerTek Inc A Shares (China)	83,000	301,101
Hgtech Co Ltd A Shares (China)	26,600	467,723
Lens Technology Co Ltd A Shares (China)	131,200	500,273
Lingyi iTech Guangdong Co A Shares (China)	170,100	353,500
Luxshare Precision Industry Co Ltd A Shares (China)	191,324	1,901,181
Maxscend Microelectronics Co Ltd A Shares (China)	14,928	218,401
Ofilm Group Co Ltd A Shares (China) (d)	125,000	160,091
Shanghai BOCHU Electronic Technology Corp Ltd A Shares (China)	5,806	121,060
Shannon Semiconductor Technology Co Ltd A Shares (China) (d)	12,000	311,073
Shengyi Electronics Co Ltd A Shares (China) (d)	18,192	296,131
Shengyi Technology Co Ltd A Shares (China)	64,300	729,494
Shennan Circuits Co Ltd A Shares (China)	17,552	813,590
Shenzhen Everwin Precision Technology Co Ltd A Shares (China) (d)	37,500	184,299
Shenzhen Kinwong Electronic Co Ltd A Shares (China) (d)	26,500	276,232
Sunny Optical Technology Group Co Ltd	307,100	2,528,235
SUPCON Technology Co Ltd A Shares (China)	21,272	248,246
Suzhou Dongshan Precision Manufacturing Co Ltd A Shares (China)	45,800	1,263,384
TCL Technology Group Corp A Shares (China)	493,170	309,108
Unisplendour Corp Ltd A Shares (China)	68,810	324,525
Universal Scientific Industrial Shanghai Co Ltd A Shares (China)	49,600	276,527
Victory Giant Technology Huizhou Co Ltd A Shares (China)	21,900	1,071,106
Wingtech Technology Co Ltd A Shares (China) (d)	35,200	144,962
Wuhan Guide Infrared Co Ltd A Shares (China) (d)	100,568	219,366
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	48,960	745,930
Zhejiang Dahua Technology Co Ltd A Shares (China)	101,200	275,511
		23,509,640
IT Services - 0.0%
GDS Holdings Ltd A Shares (d)	484,900	2,559,091
Isoftstone Information Technology Group Co Ltd A Shares (China)	20,350	118,214
Range Intelligent Computing Technology Group Co Ltd A Shares (China)	35,600	469,149
		3,146,454
Semiconductors & Semiconductor Equipment - 0.5%
ACM Research Shanghai Inc A Shares (China)	7,345	167,429
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	15,924	885,338
Amlogic Shanghai Co Ltd A Shares (China) (d)	8,253	128,719
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	4,705	173,667
Bestechnic Shanghai Co Ltd A Shares (China)	3,333	83,406
Biwin Storage Technology Co Ltd A Shares (China) (d)	12,228	484,008
Cambricon Technologies Corp Ltd A Shares (China) (d)	10,885	2,739,951
China Resources Microelectronics Ltd A Shares (China)	35,604	297,339
CSI Solar Co Ltd A Shares (China)	97,867	208,813
Dosilicon Co Ltd A Shares (China) (d)	11,573	246,766
GalaxyCore Inc A Shares (China)	41,931	85,067
GCL Technology Holdings Ltd (d)	10,567,000	1,222,512
Gigadevice Semiconductor Inc A Shares (China)	17,060	793,559
Guobo Electronics Co Ltd A Shares (China) (d)	10,603	191,338
Hangzhou Chang Chuan Technology Co Ltd A Shares (China) (d)	14,800	379,422
Hangzhou First Applied Material Co Ltd A Shares (China)	71,960	198,289
Hangzhou Silan Microelectronics Co Ltd A Shares (China)	42,400	180,526
Hua Hong Semiconductor Ltd (b)(c)(d)	295,000	4,345,547
Hua Hong Semiconductor Ltd A Shares (China) (d)	23,856	499,258
Hwatsing Technology Co Ltd A Shares (China)	8,281	241,324
Hygon Information Technology Co Ltd A Shares (China)	60,537	2,660,129
Ingenic Semiconductor Co Ltd A Shares (China)	13,200	242,655
JA Solar Technology Co Ltd A Shares (China) (d)	65,204	104,238
JCET Group Co Ltd A Shares (China)	42,900	289,015
Jinko Solar Co Ltd A Shares (China) (d)	257,639	252,144
LONGi Green Energy Technology Co Ltd A Shares (China) (d)	202,999	491,675
Loongson Technology Corp Ltd (China) (d)	10,850	265,463
Montage Technology Co Ltd A Shares (China)	29,708	763,519
National Silicon Industry Group Co Ltd A Shares (China) (d)	79,123	240,826
NAURA Technology Group Co Ltd A Shares (China)	18,245	1,444,569
Nexchip Semiconductor Corp A Shares (China)	47,352	236,235
OmniVision Integrated Circuits Group Inc A Shares (China)	34,330	496,993
Piotech Inc A Shares (China)	7,487	491,293
Rockchip Electronics Co Ltd A Shares (China)	10,100	272,834
Sanan Optoelectronics CO Ltd A Shares (China)	116,900	234,654
SG Micro Corp A Shares (China)	17,899	242,468
Shenzhen Goodix Technology Co Ltd A Shares (China)	8,800	84,047
Shenzhen Techwinsemi Technology Co Ltd A Shares (China)	5,200	408,024
Skyverse Technology Co Ltd A Shares (China) (d)	9,214	267,064
Suzhou Maxwell Technologies Co Ltd A Shares (China)	7,100	250,404
TCL Zhonghuan Renewable Energy Technology Co Ltd A Shares (China) (d)	79,375	101,064
Tianshui Huatian Technology Co Ltd A Shares (China)	99,900	192,898
TongFu Microelectronics Co Ltd A Shares (China)	35,800	272,179
Tongwei Co Ltd A Shares (China) (d)	109,400	280,628
Trina Solar Co Ltd A Shares (China) (d)	64,448	164,504
Unigroup Guoxin Microelectronics Co Ltd A Shares (China)	21,339	243,471
United Nova Technology Co Ltd A Shares (China) (d)	233,952	237,616
Verisilicon Microelectronics Shanghai Co Ltd A Shares (China) (d)	13,756	573,945
Xinjiang Daqo New Energy Co Ltd A Shares (China) (d)	61,496	202,025
Xinyi Solar Holdings Ltd	1,921,143	707,229
Yuanjie Semiconductor Technology Co Ltd A Shares (China) (d)	2,155	503,237
Zhejiang Jingsheng Mechanical & Electrical Co Ltd A Shares (China)	34,000	212,982
		26,982,305
Software - 0.2%
360 Security Technology Inc A Shares (China)	161,500	265,413
Beijing Kingsoft Office Software Inc A Shares (China)	12,491	462,919
China National Software & Service Co Ltd A Shares (China) (d)	17,910	99,347
Empyrean Technology Co Ltd A Shares (China)	8,800	115,012
Geovis Technology Co Ltd A Shares (China) (d)	21,693	180,884
Horizon Robotics A Shares (d)(e)	2,165,400	2,037,451
Hundsun Technologies Inc A Shares (China)	46,219	182,573
Iflytek Co Ltd A Shares (China)	62,600	441,305
Jiangsu Hoperun Software Co Ltd A Shares (China)	15,500	103,339
Kingdee International Software Group Co Ltd (d)	1,304,000	1,442,659
Pony AI Inc A Shares	80,000	784,323
Sangfor Technologies Inc A Shares (China)	11,300	195,449
SenseTime Group Inc Class B Shares (b)(c)(d)	12,047,000	3,078,942
Shanghai Baosight Software Co Ltd A Shares (China)	60,621	202,164
Shanghai Stonehill Technology Co Ltd A Shares (China) (d)	152,700	193,930
Yonyou Network Technology CO Ltd A Shares (China) (d)	95,120	163,466
		9,949,176
Technology Hardware, Storage & Peripherals - 0.7%
Anker Innovations Technology Co Ltd A Shares (China)	14,330	264,274
China Greatwall Technology Group Co Ltd A Shares (China) (d)	91,500	265,710
Huaqin Co Ltd A Shares (China)	19,500	297,988
IEIT Systems Co Ltd A Shares (China)	34,472	354,584
Lenovo Group Ltd	3,477,000	5,228,441
Sharetronic Data Technology Co Ltd A Shares (China)	12,880	495,254
Shenzhen Longsys Electronics Co Ltd (China) (d)	9,100	544,508
Shenzhen Transsion Holdings Co Ltd A Shares (China)	30,405	257,619
Xiaomi Corp B Shares (b)(c)(d)	7,416,000	27,826,331
		35,534,709
TOTAL INFORMATION TECHNOLOGY		112,879,953
Materials - 1.2%
Chemicals - 0.2%
Ganfeng Lithium Group Co Ltd A Shares (China)	49,640	649,732
Ganfeng Lithium Group Co Ltd H Shares (b)(c)(e)	199,520	2,146,060
Guangzhou Tinci Materials Technology Co Ltd A Shares (China)	54,200	482,755
Hengli Petrochemical Co Ltd A Shares (China)	176,620	574,333
Hoshine Silicon Industry Co Ltd A Shares (China)	20,100	131,988
Huafon Chemical Co Ltd A Shares (China)	137,100	236,770
Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd A Shares (China)	176,700	145,121
Jiangsu Eastern Shenghong Co Ltd A Shares (China) (d)	169,900	331,423
Kingfa Sci & Tech Co Ltd A Shares (China) (d)	74,700	188,596
LB Group Co Ltd A Shares (China)	50,000	124,049
Ningxia Baofeng Energy Group Co Ltd A Shares (China)	183,300	830,727
Qinghai Salt Lake Industry Co Ltd A Shares (China) (d)	133,700	775,659
Rongsheng Petrochemical Co Ltd A Shares (China)	266,500	546,196
Satellite Chemical Co Ltd A Shares (China)	90,430	392,769
Shandong Hualu Hengsheng Chemical Co Ltd A Shares (China)	55,800	317,141
Shanghai Putailai New Energy Technology Group Co Ltd A Shares (China)	57,074	304,525
Sinoma Science & Technology Co Ltd A Shares (China)	43,900	357,301
Tianqi Lithium Corp A Shares (China) (d)	39,800	469,678
Wanhua Chemical Group Co Ltd A Shares (China)	78,600	1,034,273
Yunnan Energy New Material Group Co Ltd A Shares (China) (d)	25,300	309,603
Yunnan Yuntianhua Co Ltd A Shares (China)	48,800	259,558
Zangge Mining Co Ltd A Shares (China)	42,200	556,850
Zhejiang Juhua Co Ltd A Shares (China)	62,800	338,486
Zhejiang Longsheng Group Co Ltd A Shares (China)	66,100	127,339
Zhejiang NHU Co Ltd A Shares (China)	83,036	424,232
		12,055,164
Construction Materials - 0.1%
Anhui Conch Cement Co Ltd A Shares (China)	70,900	219,773
Anhui Conch Cement Co Ltd H Shares	576,900	1,445,390
China Jushi Co Ltd A Shares (China)	106,914	543,106
China National Building Material Co Ltd H Shares	1,604,000	1,045,245
		3,253,514
Metals & Mining - 0.9%
Aluminum Corp of China Ltd A Shares (China)	305,500	527,722
Aluminum Corp of China Ltd H Shares	1,654,000	2,422,378
Baiyin Nonferrous Group Co Ltd A Shares (China) (d)	187,000	209,829
Baoshan Iron & Steel Co Ltd A Shares (China)	601,300	556,778
Chengtun Mining Group Co Ltd A Shares (China) (d)	84,500	172,203
Chifeng Jilong Gold Mining Co A Shares (China)	42,800	240,561
China Gold International Resources Corp Ltd	102,400	2,199,589
China Hongqiao Group Ltd	1,229,700	5,205,381
China Nonferrous Mining Corp Ltd	589,000	1,024,096
China Northern Rare Earth Group High-Tech Co Ltd A Shares (China)	91,700	715,454
China Rare Earth Resources And Technology Co Ltd A Shares (China) (d)	29,700	238,232
China Tungsten And Hightech Materials Co Ltd A Shares (China) (d)	59,500	511,769
Citic Pacific Special Steel Group Co Ltd A Shares (China)	94,800	212,307
CMOC Group Ltd A Shares (China)	351,500	970,261
CMOC Group Ltd H Shares	1,729,000	3,953,349
Guangdong HEC Technology Holding Co Ltd A Shares (China) (d)	83,400	435,699
Henan Shenhuo Coal Industry & Electricity Power Co Ltd A Shares (China)	59,700	283,333
Hunan Valin Steel Co Ltd A Shares (China)	141,500	96,535
Inner Mongolia BaoTou Steel Union Co Ltd A Shares (China)	1,198,900	475,929
Inner Mongolia Xingye Silver&Tin Mining Co Ltd A Shares (China) (d)	40,800	257,628
Jiangxi Copper Co Ltd A Shares (China)	39,600	266,766
Jiangxi Copper Co Ltd H Shares	470,000	2,233,660
Jinduicheng Molybdenum Co Ltd A Shares (China)	85,900	247,857
MMG Ltd (d)	1,828,000	1,972,204
Shandong Gold Mining Co Ltd A Shares (China)	73,844	374,968
Shandong Gold Mining Co Ltd H Shares (b)(c)	435,750	1,596,195
Shandong Hongqiao Aluminum Industry Holding Co Ltd A Shares (China)	80,900	297,274
Shandong Nanshan Aluminum Co Ltd A Shares (China)	301,700	239,023
Shanjin International Gold Co Ltd A Shares (China)	73,980	284,413
Sinomine Resource Group Co Ltd A Shares (China)	18,900	252,879
Tianshan Aluminum Group Co Ltd A Shares (China)	124,000	305,148
Tongling Nonferrous Metals Group Co Ltd A Shares (China)	308,600	281,028
Western Mining Co Ltd A Shares (China)	64,700	283,043
Western Superconducting Technologies Co Ltd A Shares (China)	17,486	166,459
Xiamen Tungsten Co Ltd A Shares (China)	41,900	356,783
Yunnan Aluminium Co Ltd A Shares (China)	91,500	430,517
Yunnan Tin Co Ltd A Shares (China)	44,100	230,632
Zhaojin Mining Industry Co Ltd H Shares	744,500	2,735,519
Zhongjin Gold Corp Ltd A Shares (China)	127,400	488,956
Zijin Mining Group Co Ltd A Shares (China)	509,600	2,511,453
Zijin Mining Group Co Ltd H Shares	2,602,000	12,083,693
		48,347,503
Paper & Forest Products - 0.0%
Shandong Sun Paper Industry JSC Ltd A Shares (China)	55,600	120,066
TOTAL MATERIALS		63,776,247
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
C&D International Investment Group Ltd (e)	373,289	710,062
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	210,400	268,353
China Overseas Land & Investment Ltd	1,653,202	2,839,665
China Resources Land Ltd	1,382,312	5,807,831
China Resources Mixc Lifestyle Services Ltd (b)(c)	296,000	1,787,717
China Vanke Co Ltd A Shares (China) (d)	67,200	38,574
China Vanke Co Ltd H Shares (d)(e)	232,700	89,260
Hainan Airport Infrastructure Co Ltd A Shares (China)	319,700	169,738
KE Holdings Inc A Shares	880,254	4,887,727
Longfor Group Holdings Ltd (b)(c)(e)	921,690	954,343
Poly Developments and Holdings Group Co Ltd A Shares (China)	329,000	296,675
Shanghai Zhangjiang High-Tech Park Development Co Ltd A Shares (China)	43,200	233,280
TOTAL REAL ESTATE		18,083,225
Utilities - 0.4%
Gas Utilities - 0.1%
Beijing Enterprises Holdings Ltd	208,927	827,447
China Gas Holdings Ltd	1,188,500	1,102,455
China Resources Gas Group Ltd	402,700	967,388
ENN Energy Holdings Ltd	342,143	2,682,167
ENN Natural Gas Co Ltd A Shares (China)	72,300	216,239
Kunlun Energy Co Ltd	1,685,000	1,621,552
		7,417,248
Independent Power and Renewable Electricity Producers - 0.3%
CGN Power Co Ltd H Shares (b)(c)	4,584,447	2,042,644
China Longyuan Power Group Corp Ltd H Shares	1,048,000	892,930
China National Nuclear Power Co Ltd A Shares (China)	538,500	709,914
China Power International Development Ltd	1,564,619	653,978
China Resources Power Holdings Co Ltd (e)	896,940	2,211,818
China Three Gorges Renewables Group Co Ltd A Shares (China)	837,000	502,028
China Yangtze Power Co Ltd A Shares (China)	654,100	2,638,047
Datang International Power Generation Co Ltd A Shares (China)	258,100	157,768
GD Power Development Co Ltd A Shares (China)	415,700	288,824
Huadian Power International Corp Ltd A Shares (China)	208,900	152,855
Huaneng Power International Inc A Shares (China)	223,400	228,984
Huaneng Power International Inc H Shares	1,848,186	1,479,636
SDIC Power Holdings Co Ltd A Shares (China)	233,500	469,829
Shanghai Electric Power Co Ltd A Shares (China)	77,000	192,204
Shenergy Co Ltd A Shares (China)	104,000	138,125
Sichuan Chuantou Energy Co Ltd A Shares (China)	115,900	260,174
Wintime Energy Group Co Ltd A Shares (China) (d)	442,300	115,076
Zhejiang Zheneng Electric Power Co Ltd A Shares (China)	320,400	267,976
		13,402,810
Water Utilities - 0.0%
Guangdong Investment Ltd	1,271,126	1,335,486
TOTAL UTILITIES		22,155,544
TOTAL CHINA		1,164,843,511
COLOMBIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Grupo Cibest SA	109,914	2,278,943
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	191,049	1,477,569
TOTAL COLOMBIA		3,756,512
CZECH REPUBLIC - 0.1%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	32,775	1,744,673
Moneta Money Bank AS (b)(c)	110,975	976,911
TOTAL FINANCIALS		2,721,584
Utilities - 0.1%
Electric Utilities - 0.1%
CEZ AS	57,890	3,335,138
TOTAL CZECH REPUBLIC		6,056,722
EGYPT - 0.1%
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	650,798	483,304
Financials - 0.1%
Banks - 0.1%
Commercial International Bank - Egypt (CIB)	1,089,837	2,743,901
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	311,528	546,772
TOTAL EGYPT		3,773,977
GREECE - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	69,311	1,478,072
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Allwyn AG	79,722	1,138,516
Specialty Retail - 0.1%
FF Group (d)(f)	1,944	0
JUMBO SA	49,186	1,341,579
		1,341,579
TOTAL CONSUMER DISCRETIONARY		2,480,095
Financials - 0.4%
Banks - 0.4%
Alpha Bank SA	697,149	2,797,823
Eurobank SA	1,093,543	4,723,047
National Bank of Greece SA	373,802	5,889,718
Piraeus Bank SA	478,447	4,464,158
TOTAL FINANCIALS		17,874,746
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	79,462	1,679,623
TOTAL GREECE		23,512,536
HONG KONG - 0.1%
Industrials - 0.0%
Marine Transportation - 0.0%
Orient Overseas International Ltd	57,000	995,111
Materials - 0.1%
Metals & Mining - 0.1%
Zijin Gold International Co Ltd	92,100	1,819,301
TOTAL HONG KONG		2,814,412
HUNGARY - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	176,047	2,346,591
Financials - 0.3%
Banks - 0.3%
OTP Bank Nyrt	96,303	12,911,051
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	60,275	2,538,875
TOTAL HUNGARY		17,796,517
INDIA - 11.8%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd (d)	567,343	2,459,392
Tata Communications Ltd	49,186	822,482
		3,281,874
Interactive Media & Services - 0.0%
Info Edge India Ltd	153,534	1,582,245
Wireless Telecommunication Services - 0.5%
Bharti Airtel Ltd	1,103,833	22,066,413
Vodafone Idea Ltd (d)	11,676,724	1,263,745
		23,330,158
TOTAL COMMUNICATION SERVICES		28,194,277
Consumer Discretionary - 1.4%
Automobile Components - 0.2%
Balkrishna Industries Ltd	33,340	762,788
Bharat Forge Ltd	103,032	2,053,949
Bosch Ltd	3,176	1,208,381
MRF Ltd	1,005	1,378,526
Samvardhana Motherson International Ltd	1,818,729	2,339,219
Tube Investments of India Ltd	45,880	1,428,700
		9,171,563
Automobiles - 0.8%
Bajaj Auto Ltd	28,856	3,048,895
Eicher Motors Ltd	59,047	4,443,160
Hero MotoCorp Ltd	51,693	2,793,440
Hyundai Motor India Ltd	70,018	1,347,384
Mahindra & Mahindra Ltd	401,332	13,163,108
Maruti Suzuki India Ltd	54,112	7,634,466
Tata Motors Passenger Vehicles Limited	869,766	3,144,970
TVS Motor Co Ltd	102,235	3,786,106
		39,361,529
Broadline Retail - 0.0%
Vishal Mega Mart Ltd (d)	1,003,390	1,299,724
Hotels, Restaurants & Leisure - 0.2%
Eternal Ltd (d)	1,039,083	2,726,571
Indian Hotels Co Ltd/The	368,374	2,480,625
Jubilant Foodworks Ltd	162,975	824,800
Swiggy Ltd (d)	595,378	1,708,507
		7,740,503
Household Durables - 0.0%
Dixon Technologies India Ltd (b)	15,617	1,849,461
Specialty Retail - 0.0%
FSN E-Commerce Ventures Ltd (d)	493,782	1,385,895
Trent Ltd	78,024	3,425,592
		4,811,487
Textiles, Apparel & Luxury Goods - 0.2%
Kalyan Jewellers India Ltd	177,939	778,984
Page Industries Ltd	2,643	1,028,520
Titan Co Ltd	152,701	7,089,371
		8,896,875
TOTAL CONSUMER DISCRETIONARY		73,131,142
Consumer Staples - 0.7%
Beverages - 0.1%
United Spirits Ltd	125,146	1,753,289
Varun Beverages Ltd	581,727	3,168,791
		4,922,080
Consumer Staples Distribution & Retail - 0.1%
Avenue Supermarts Ltd (b)(c)(d)	69,977	3,397,297
Food Products - 0.2%
Britannia Industries Ltd	46,722	2,841,328
Marico Ltd	224,222	1,835,590
Nestle India Ltd	290,572	4,476,796
Tata Consumer Products Ltd	255,971	3,093,339
		12,247,053
Personal Care Products - 0.2%
Colgate-Palmolive India Ltd	52,919	1,172,453
Dabur India Ltd	229,972	1,073,104
Godrej Consumer Products Ltd	176,329	1,993,145
Hindustan Unilever Ltd	353,779	8,410,625
		12,649,327
Tobacco - 0.1%
ITC Ltd	1,294,047	4,308,754
TOTAL CONSUMER STAPLES		37,524,511
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Bharat Petroleum Corp Ltd	653,923	2,082,289
Coal India Ltd	795,243	4,044,794
Hindustan Petroleum Corp Ltd	412,491	1,635,126
Indian Oil Corp Ltd	1,215,941	1,830,574
Oil & Natural Gas Corp Ltd	1,352,242	4,286,952
Oil India Ltd	210,338	1,092,164
Petronet LNG Ltd	323,756	947,326
Reliance Industries Ltd	2,620,540	39,745,723
TOTAL ENERGY		55,664,948
Financials - 3.5%
Banks - 2.3%
AU Small Finance Bank Ltd (b)(c)	238,107	2,557,788
Axis Bank Ltd	988,551	13,259,542
Bank of Baroda	443,754	1,238,137
Canara Bank	778,725	1,111,473
HDFC Bank Ltd	4,898,845	40,069,600
ICICI Bank Ltd	2,276,903	30,553,467
IDFC First Bank Ltd	1,549,786	1,143,447
IndusInd Bank Ltd (d)	248,160	2,409,608
Kotak Mahindra Bank Ltd	2,352,908	9,556,189
Punjab National Bank	984,759	1,140,848
State Bank of India	793,910	8,980,273
Union Bank of India Ltd	655,608	1,153,155
Yes Bank Ltd (d)	6,753,571	1,427,228
		114,600,755
Capital Markets - 0.1%
BSE Ltd	85,942	3,319,597
HDFC Asset Management Co Ltd (b)(c)	83,069	2,383,605
		5,703,202
Consumer Finance - 0.6%
Bajaj Finance Ltd	1,205,226	11,971,552
Cholamandalam Investment and Finance Co Ltd	181,788	3,013,665
L&T Finance Ltd	378,192	1,120,638
Muthoot Finance Ltd	51,847	1,878,791
SBI Cards & Payment Services Ltd	123,700	843,975
Shriram Finance Ltd	607,463	6,041,824
Sundaram Finance Ltd	28,773	1,379,263
		26,249,708
Financial Services - 0.3%
Aditya Birla Capital Ltd (d)	338,945	1,240,594
Bajaj Finserv Ltd	165,144	3,054,884
Bajaj Holdings & Investment Ltd	11,514	1,252,158
Jio Financial Services Ltd	1,231,713	3,211,530
One 97 Communications Ltd (d)	165,496	1,923,394
Power Finance Corp Ltd	638,307	3,030,396
REC Ltd	509,092	1,911,563
		15,624,519
Insurance - 0.2%
HDFC Life Insurance Co Ltd (b)(c)	418,001	2,596,489
ICICI Lombard General Insurance Co Ltd (b)(c)	105,056	1,959,902
ICICI Prudential Life Insurance Co Ltd (b)(c)	156,290	848,353
PB Fintech Ltd (d)	149,361	2,635,792
SBI Life Insurance Co Ltd (b)(c)	194,105	3,728,072
		11,768,608
TOTAL FINANCIALS		173,946,792
Health Care - 0.7%
Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd	46,439	3,748,739
Fortis Healthcare Ltd	211,826	2,071,866
Max Healthcare Institute Ltd	335,326	3,528,281
		9,348,886
Life Sciences Tools & Services - 0.0%
Divi's Laboratories Ltd	51,447	3,540,103
Pharmaceuticals - 0.5%
Alkem Laboratories Ltd	20,764	1,184,995
Aurobindo Pharma Ltd	112,853	1,660,759
Cipla Ltd/India	243,972	3,381,191
Dr Reddy's Laboratories Ltd	233,979	3,267,852
Lupin Ltd	108,536	2,653,063
Mankind Pharma Ltd	53,669	1,277,515
Sun Pharmaceutical Industries Ltd	413,348	7,918,326
Torrent Pharmaceuticals Ltd	51,133	2,259,168
Zydus Lifesciences Ltd	87,764	829,587
		24,432,456
TOTAL HEALTH CARE		37,321,445
Industrials - 1.3%
Aerospace & Defense - 0.2%
Bharat Electronics Ltd	1,572,366	7,178,465
Hindustan Aeronautics Ltd (b)	86,236	3,959,502
		11,137,967
Building Products - 0.0%
Astral Ltd	52,117	843,557
Supreme Industries Ltd	27,356	1,051,190
		1,894,747
Construction & Engineering - 0.3%
Larsen & Toubro Ltd	289,980	12,318,793
Rail Vikas Nigam Ltd (b)	213,400	673,596
Voltas Ltd	92,795	1,405,254
		14,397,643
Electrical Equipment - 0.4%
ABB India Ltd	22,883	1,748,109
Bharat Heavy Electricals Ltd	524,495	1,955,586
CG Power & Industrial Solutions Ltd	306,093	2,629,702
GE Vernova T&D India Ltd	55,195	2,596,562
Havells India Ltd	95,191	1,246,734
Hitachi Energy India Ltd	5,765	2,047,902
Polycab India Ltd	22,755	1,954,447
Siemens Energy India Ltd	38,454	1,335,688
Suzlon Energy Ltd (d)	4,443,656	2,619,724
		18,134,454
Industrial Conglomerates - 0.0%
Siemens Ltd (d)	38,352	1,545,777
Machinery - 0.2%
Ashok Leyland Ltd	1,262,770	2,170,520
Cummins India Ltd	59,577	3,319,423
Tata Motors Ltd /new (d)	870,907	3,805,403
		9,295,346
Passenger Airlines - 0.1%
InterGlobe Aviation Ltd (b)(c)	81,646	3,728,937
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	69,392	1,770,241
Transportation Infrastructure - 0.1%
Adani Ports & Special Economic Zone Ltd	232,270	4,081,347
GMR Airports Ltd (d)	1,135,730	1,160,643
		5,241,990
TOTAL INDUSTRIALS		67,147,102
Information Technology - 0.9%
IT Services - 0.9%
HCL Technologies Ltd	408,796	5,199,660
Infosys Ltd	1,396,090	17,576,238
LTM Ltd (b)(c)	31,995	1,450,852
Mphasis Ltd	53,556	1,293,070
Persistent Systems Ltd	47,591	2,431,681
Tata Consultancy Services Ltd	389,248	10,215,171
Tech Mahindra Ltd	232,073	3,627,803
Wipro Ltd	1,129,055	2,405,848
		44,200,323
Semiconductors & Semiconductor Equipment - 0.0%
WAAREE Energies Ltd	37,225	1,230,232
Software - 0.0%
Oracle Financial Services Software Ltd	9,074	937,735
TOTAL INFORMATION TECHNOLOGY		46,368,290
Materials - 1.0%
Chemicals - 0.3%
Asian Paints Ltd	165,154	4,285,659
Coromandel International Ltd	50,914	1,068,277
PI Industries Ltd	32,775	1,057,396
Pidilite Industries Ltd	131,710	1,917,427
Solar Industries India Ltd	11,706	1,912,264
SRF Ltd	63,936	1,707,103
UPL Ltd	218,020	1,483,393
		13,431,519
Construction Materials - 0.2%
Ambuja Cements Ltd	266,170	1,251,896
Grasim Industries Ltd	116,988	3,459,697
Shree Cement Ltd	3,887	993,901
UltraTech Cement Ltd	50,703	6,221,436
		11,926,930
Metals & Mining - 0.5%
APL Apollo Tubes Ltd	77,447	1,561,738
Hindalco Industries Ltd	579,181	6,363,475
Jindal Stainless Ltd	141,469	1,149,647
Jindal Steel Ltd	153,064	1,980,755
JSW Steel Ltd	262,260	3,511,187
NMDC Ltd	1,312,320	1,256,157
Tata Steel Ltd	3,218,662	7,197,722
Vedanta Aluminium Metal Ltd (f)	587,672	749,373
Vedanta Iron and Steel Ltd (f)	587,672	749,373
Vedanta Ltd	587,672	1,687,731
		26,207,158
TOTAL MATERIALS		51,565,607
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
DLF Ltd	320,024	1,992,113
Godrej Properties Ltd (d)	64,990	1,262,063
Lodha Developers Ltd (b)(c)	129,377	1,233,220
Oberoi Realty Ltd	54,833	969,746
Phoenix Mills Ltd/The	84,822	1,581,910
Prestige Estates Projects Ltd	74,438	1,115,244
TOTAL REAL ESTATE		8,154,296
Utilities - 0.5%
Electric Utilities - 0.2%
Power Grid Corp of India Ltd	2,000,802	6,737,979
Tata Power Co Ltd/The	687,373	3,234,889
Torrent Power Ltd	76,071	1,399,921
		11,372,789
Gas Utilities - 0.0%
GAIL India Ltd	987,110	1,707,656
Independent Power and Renewable Electricity Producers - 0.3%
Adani Power Ltd (d)	1,244,304	2,928,032
JSW Energy Ltd	188,435	1,118,633
Malco Energy Ltd (f)	587,672	749,373
NHPC Ltd	1,299,081	1,143,446
NTPC Ltd	1,876,927	7,925,608
Talwandi Sabo Power Ltd (f)	587,672	749,372
		14,614,464
TOTAL UTILITIES		27,694,909
TOTAL INDIA		606,713,319
INDONESIA - 0.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telkom Indonesia Persero Tbk PT	21,315,865	3,486,913
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (d)	385,116,004	1,202,450
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	8,060,500	616,859
Food Products - 0.0%
Charoen Pokphand Indonesia Tbk PT	3,180,700	742,730
Indofood Sukses Makmur Tbk PT	100	39
		742,769
TOTAL CONSUMER STAPLES		1,359,628
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Dian Swastatika Sentosa Tbk PT (d)	9,405,000	881,029
Petrindo Jaya Kreasi Tbk PT (d)	9,696,500	674,295
United Tractors Tbk PT	642,400	1,086,714
TOTAL ENERGY		2,642,038
Financials - 0.4%
Banks - 0.4%
Bank Central Asia Tbk PT	23,868,450	8,092,365
Bank Mandiri Persero Tbk PT	16,059,696	4,086,415
Bank Negara Indonesia Persero Tbk PT	6,410,600	1,381,221
Bank Rakyat Indonesia Persero Tbk PT	29,337,827	5,075,286
TOTAL FINANCIALS		18,635,287
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Astra International Tbk PT	8,709,259	3,017,228
Materials - 0.1%
Chemicals - 0.0%
Barito Pacific Tbk PT (d)	10,098,700	1,072,972
Chandra Asri Pacific Tbk PT	3,726,500	1,142,527
		2,215,499
Metals & Mining - 0.1%
Amman Mineral Internasional PT (d)	6,238,400	1,840,874
Bumi Resources Minerals Tbk PT (d)	24,410,400	1,136,759
		2,977,633
TOTAL MATERIALS		5,193,132
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Barito Renewables Energy Tbk PT (d)	3,463,300	898,365
TOTAL INDONESIA		36,435,041
KOREA (SOUTH) - 17.9%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	43,891	473,653
Entertainment - 0.1%
HYBE Co Ltd	10,119	1,824,795
Krafton Inc	12,298	2,225,329
		4,050,124
Interactive Media & Services - 0.3%
Kakao Corp	133,611	4,328,958
NAVER Corp	60,824	8,792,978
		13,121,936
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	45,371	2,959,009
TOTAL COMMUNICATION SERVICES		20,604,722
Consumer Discretionary - 0.9%
Automobile Components - 0.2%
Hankook Tire & Technology Co Ltd	32,064	1,298,573
Hyundai Mobis Co Ltd	25,397	7,392,443
		8,691,016
Automobiles - 0.6%
Hyundai Motor Co	57,098	20,828,577
Kia Corp	100,856	10,469,240
		31,297,817
Hotels, Restaurants & Leisure - 0.0%
Hanjin Kal Corp (e)	10,101	779,611
Household Durables - 0.1%
LG Electronics Inc	45,599	4,419,969
TOTAL CONSUMER DISCRETIONARY		45,188,413
Consumer Staples - 0.2%
Food Products - 0.0%
Samyang Foods Co Ltd (e)	1,789	1,634,711
Personal Care Products - 0.1%
Amorepacific Corp	12,648	1,167,051
APR Corp/Korea (e)	10,489	3,031,185
		4,198,236
Tobacco - 0.1%
KT&G Corp	40,696	4,937,878
TOTAL CONSUMER STAPLES		10,770,825
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
HD Hyundai Co Ltd	18,729	4,001,988
S-Oil Corp	19,420	1,778,795
SK Innovation Co Ltd (d)	29,170	2,914,502
TOTAL ENERGY		8,695,285
Financials - 1.4%
Banks - 1.0%
Hana Financial Group Inc	119,871	10,481,430
Industrial Bank of Korea	120,720	1,862,379
KakaoBank Corp	72,378	1,204,158
KB Financial Group Inc	156,023	17,195,001
Shinhan Financial Group Co Ltd	188,137	12,858,156
Woori Financial Group Inc	284,640	6,532,639
		50,133,763
Capital Markets - 0.2%
Korea Investment Holdings Co Ltd	18,025	2,980,944
Mirae Asset Securities Co Ltd (e)	86,097	3,848,804
NH Investment & Securities Co Ltd	61,603	1,421,562
		8,251,310
Financial Services - 0.0%
Meritz Financial Group Inc (d)	34,024	2,591,472
Insurance - 0.2%
DB Insurance Co Ltd	19,839	2,272,041
Samsung Fire & Marine Insurance Co Ltd	12,885	4,049,632
Samsung Life Insurance Co Ltd	34,469	5,900,096
		12,221,769
TOTAL FINANCIALS		73,198,314
Health Care - 0.5%
Biotechnology - 0.4%
Alteogen Inc	17,294	4,395,025
Celltrion Inc	64,696	8,868,995
Samsung Episholdings Co Ltd (e)	3,223	1,198,093
		14,462,113
Health Care Equipment & Supplies - 0.0%
HLB Inc (d)(e)	51,216	2,134,744
Life Sciences Tools & Services - 0.1%
Samsung Biologics Co Ltd (b)(c)(d)	4,988	5,005,156
Pharmaceuticals - 0.0%
SK Biopharmaceuticals Co Ltd (d)	13,698	941,345
Yuhan Corp	24,552	1,541,409
		2,482,754
TOTAL HEALTH CARE		24,084,767
Industrials - 3.2%
Aerospace & Defense - 0.5%
Hanwha Aerospace Co Ltd	14,426	13,945,844
Hanwha Systems Co Ltd (e)	32,537	2,615,628
Korea Aerospace Industries Ltd	31,495	3,631,445
LIG Defense&Aerospace Co Ltd	5,684	3,665,593
		23,858,510
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	16,164	2,511,802
Construction & Engineering - 0.1%
Hyundai Engineering & Construction Co Ltd	33,566	3,741,304
Electrical Equipment - 1.1%
Doosan Enerbility Co Ltd (d)	193,062	16,933,885
Ecopro BM Co Ltd	21,073	2,986,269
Ecopro Co Ltd (e)	43,849	4,618,965
HD Hyundai Electric Co Ltd	10,097	8,738,335
Hyosung Heavy Industries Corp	2,411	6,536,469
LG Energy Solution Ltd (d)(e)	20,164	6,370,790
LS Electric Co Ltd	24,615	4,757,557
POSCO Future M Co Ltd (e)	15,349	2,654,664
		53,596,934
Industrial Conglomerates - 0.9%
Doosan Co Ltd	3,140	3,488,932
LG Corp	39,973	2,715,042
Samsung C&T Corp	36,605	7,526,572
SK Inc	15,641	4,582,248
SK Square Co Ltd (d)	39,800	23,312,325
		41,625,119
Machinery - 0.6%
Hanwha Ocean Co Ltd (d)	59,366	5,345,705
HD Hyundai Heavy Industries Co Ltd (e)	15,819	7,414,135
HD Hyundai Marine Solution Co Ltd	6,798	1,237,011
HD Korea Shipbuilding & Offshore Engineering Co Ltd	18,289	5,763,553
Hyundai Rotem Co Ltd	32,895	6,058,271
Samsung Heavy Industries Co Ltd (d)	303,135	6,719,894
		32,538,569
Marine Transportation - 0.0%
HMM Co Ltd	101,694	1,426,629
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	79,971	1,347,109
Trading Companies & Distributors - 0.0%
Posco International Corp	22,760	1,351,762
TOTAL INDUSTRIALS		161,997,738
Information Technology - 10.8%
Electronic Equipment, Instruments & Components - 0.5%
LG Display Co Ltd (d)	129,915	1,091,683
Samsung Electro-Mechanics Co Ltd	24,121	13,926,684
Samsung SDI Co Ltd (d)	26,021	12,402,834
		27,421,201
IT Services - 0.0%
Samsung SDS Co Ltd	18,432	2,099,714
Semiconductors & Semiconductor Equipment - 4.2%
Hanmi Semiconductor Co Ltd (e)	18,471	4,709,658
SK Hynix Inc	234,997	210,908,160
		215,617,818
Technology Hardware, Storage & Peripherals - 6.1%
Samsung Electronics Co Ltd	2,037,659	308,816,020
TOTAL INFORMATION TECHNOLOGY		553,954,753
Materials - 0.3%
Chemicals - 0.1%
LG Chem Ltd	21,281	5,800,811
Metals & Mining - 0.2%
POSCO Holdings Inc	31,354	9,952,563
TOTAL MATERIALS		15,753,374
Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	110,576	3,334,330
TOTAL KOREA (SOUTH)		917,582,521
KUWAIT - 0.6%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	837,588	1,552,602
Financials - 0.6%
Banks - 0.6%
Boubyan Bank KSCP	712,475	1,573,238
Gulf Bank KSCP	905,501	998,260
Kuwait Finance House KSCP	5,101,465	13,106,203
National Bank of Kuwait SAKP	3,751,358	10,491,603
Warba Bank KSCP	1,021,402	966,594
TOTAL FINANCIALS		27,135,898
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	304,970	996,731
TOTAL KUWAIT		29,685,231
LUXEMBOURG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Reinet Investments SCA (South Africa)	59,178	2,042,729
MALAYSIA - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	499,847	942,935
Wireless Telecommunication Services - 0.1%
Axiata Group Berhad	1,138,098	674,193
CELCOMDIGI BHD	1,521,000	1,150,076
Maxis Bhd	1,018,200	896,497
		2,720,766
TOTAL COMMUNICATION SERVICES		3,663,701
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
MR DIY Group M Bhd (b)(c)	1,442,050	607,574
Petronas Dagangan Bhd	123,026	626,841
TOTAL CONSUMER DISCRETIONARY		1,234,415
Consumer Staples - 0.1%
Food Products - 0.1%
IOI Corp Bhd	1,089,600	1,195,146
Kuala Lumpur Kepong Bhd	217,049	1,169,427
Nestle Malaysia Bhd	30,600	836,538
QL Resources Bhd	672,950	649,287
SD Guthrie Bhd	898,296	1,414,103
TOTAL CONSUMER STAPLES		5,264,501
Financials - 0.5%
Banks - 0.5%
AMMB Holdings Bhd	1,074,900	1,666,219
CIMB Group Holdings Bhd	3,484,031	6,730,939
Hong Leong Bank Bhd	280,600	1,585,926
Malayan Banking Bhd	2,600,397	7,264,689
Public Bank Bhd	6,269,085	7,395,214
RHB Bank Bhd	752,374	1,543,309
TOTAL FINANCIALS		26,186,296
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	954,187	2,120,519
Industrials - 0.1%
Construction & Engineering - 0.1%
Gamuda Bhd	2,021,813	2,256,937
Industrial Conglomerates - 0.0%
Sunway Bhd	1,174,100	1,590,605
Marine Transportation - 0.0%
MISC Bhd	575,600	1,214,873
TOTAL INDUSTRIALS		5,062,415
Materials - 0.1%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	1,032,900	1,542,218
Metals & Mining - 0.1%
Press Metal Aluminium Holdings Bhd	1,594,000	3,465,422
TOTAL MATERIALS		5,007,640
Utilities - 0.2%
Electric Utilities - 0.2%
Tenaga Nasional Bhd	1,130,072	4,143,276
Gas Utilities - 0.0%
Petronas Gas Bhd	341,600	1,532,346
Multi-Utilities - 0.0%
YTL Corp Bhd	1,191,400	613,829
YTL Corp Bhd warrants 6/2/2028 (d)	358,360	64,110
YTL Power International Bhd	1,307,900	1,260,558
YTL Power International Bhd warrants 6/2/2028 (d)	274,340	104,750
		2,043,247
TOTAL UTILITIES		7,718,869
TOTAL MALAYSIA		56,258,356
MEXICO - 2.0%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV Series B	7,776,347	10,332,256
Consumer Staples - 0.5%
Beverages - 0.3%
Arca Continental SAB de CV (e)	221,800	2,664,749
Coca-Cola Femsa SAB de CV unit	225,359	2,282,939
Fomento Economico Mexicano SAB de CV unit	736,691	8,706,521
		13,654,209
Consumer Staples Distribution & Retail - 0.2%
Grupo Comercial Chedraui SA de CV	145,400	851,416
Wal-Mart de Mexico SAB de CV Series V	2,237,956	7,055,228
		7,906,644
Food Products - 0.0%
Gruma SAB de CV Series B	67,010	1,162,936
Grupo Bimbo SAB de CV (e)	561,770	1,912,819
Sigma Foods SAB de CV	1,561,615	1,479,505
		4,555,260
Household Products - 0.0%
Kimberly-Clark de Mexico SAB de CV Series A	641,527	1,450,629
TOTAL CONSUMER STAPLES		27,566,742
Financials - 0.3%
Banks - 0.3%
Grupo Financiero Banorte SAB de CV	1,089,681	11,832,195
Grupo Financiero Inbursa SAB de CV Series O	656,000	1,614,792
TOTAL FINANCIALS		13,446,987
Industrials - 0.2%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1	243,000	1,847,487
Transportation Infrastructure - 0.2%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	123,400	1,637,681
Grupo Aeroportuario del Pacifico SAB de CV Series B	166,462	4,175,820
Grupo Aeroportuario del Sureste SAB de CV Series B	77,650	2,366,328
Promotora y Operadora de Infraestructura SAB de CV	81,945	1,297,535
		9,477,364
TOTAL INDUSTRIALS		11,324,851
Materials - 0.7%
Construction Materials - 0.2%
Cemex SAB de CV unit	6,516,086	8,001,262
Metals & Mining - 0.5%
Grupo Mexico SAB de CV Series B	1,339,454	14,660,881
Industrias Penoles SAB de CV (d)	85,500	4,310,608
Southern Copper Corp	39,098	6,712,736
		25,684,225
TOTAL MATERIALS		33,685,487
Real Estate - 0.1%
Diversified REITs - 0.1%
Fibra Uno Administracion SA de CV	1,227,283	2,107,005
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	456,979	2,090,982
TOTAL REAL ESTATE		4,197,987
TOTAL MEXICO		100,554,310
NETHERLANDS - 0.0%
Information Technology - 0.0%
Software - 0.0%
Nebius Group NV Class A (Russia) (d)(f)	148,436	0
PERU - 0.2%
Financials - 0.2%
Banks - 0.2%
Credicorp Ltd	29,052	9,417,787
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	70,995	2,313,727
TOTAL PERU		11,731,514
PHILIPPINES - 0.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	32,900	672,774
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	208,493	544,840
Financials - 0.1%
Banks - 0.1%
Bank of the Philippine Islands	799,588	1,176,169
BDO Unibank Inc	1,035,294	1,940,498
Metropolitan Bank & Trust Co	779,072	857,893
TOTAL FINANCIALS		3,974,560
Industrials - 0.2%
Industrial Conglomerates - 0.0%
Ayala Corp	107,096	823,054
SM Investments Corp	95,310	949,274
		1,772,328
Transportation Infrastructure - 0.2%
International Container Terminal Services Inc	434,720	5,050,089
TOTAL INDUSTRIALS		6,822,417
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	2,803,813	691,495
SM Prime Holdings Inc	4,355,200	1,350,877
TOTAL REAL ESTATE		2,042,372
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	119,380	1,279,262
TOTAL PHILIPPINES		15,336,225
POLAND - 1.0%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	28,014	2,129,954
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Allegro.eu SA (b)(c)(d)	352,516	2,892,736
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	479	2,891,337
TOTAL CONSUMER DISCRETIONARY		5,784,073
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Dino Polska SA (b)(c)(d)	210,908	1,865,402
Zabka Group SA (d)(e)	173,427	1,106,645
TOTAL CONSUMER STAPLES		2,972,047
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ORLEN SA	249,618	9,153,395
Financials - 0.5%
Banks - 0.4%
Bank Millennium SA (d)	260,517	1,282,892
Bank Polska Kasa Opieki SA	78,805	4,919,877
Erste Bank Polska SA	17,533	2,979,565
mBank SA (d)	6,389	2,011,985
Powszechna Kasa Oszczednosci Bank Polski SA	375,870	9,813,601
		21,007,920
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	259,224	4,548,291
TOTAL FINANCIALS		25,556,211
Industrials - 0.0%
Construction & Engineering - 0.0%
Budimex SA	5,495	997,492
Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	23,313	1,170,860
Materials - 0.1%
Metals & Mining - 0.1%
KGHM Polska Miedz SA (d)	60,200	5,028,846
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (d)	385,316	1,132,094
TOTAL POLAND		53,924,972
QATAR - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	414,214	1,558,564
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	258,542	1,017,552
Qatar Gas Transport Co Ltd	1,195,166	1,404,919
TOTAL ENERGY		2,422,471
Financials - 0.5%
Banks - 0.5%
Al Rayan Bank	2,602,893	1,547,724
Commercial Bank PSQC/The	1,392,113	1,645,989
Dukhan Bank	791,674	753,841
Qatar International Islamic Bank QSC	424,784	1,319,502
Qatar Islamic Bank QPSC	762,759	4,654,904
Qatar National Bank QPSC	1,986,690	9,466,925
TOTAL FINANCIALS		19,388,885
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	650,814	2,136,014
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	2,451,523	798,546
Utilities - 0.0%
Multi-Utilities - 0.0%
Nebras Energy	189,555	762,697
TOTAL QATAR		27,067,177
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	259,682	2,198,119
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC (d)(f)	9,348	0
VK IPJSC GDR (b)(d)(f)	32,306	0
TOTAL COMMUNICATION SERVICES		0
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (d)(f)	28,218	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (d)(f)	6,384,126	1
LUKOIL PJSC (d)(f)	224,329	0
Rosneft Oil Co PJSC (d)(f)	635,841	0
Surgutneftegas PAO (d)(f)	4,033,562	1
Tatneft PJSC (d)(f)	770,244	0
TOTAL ENERGY		2
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (d)(f)	5,823,145	1
VTB Bank PJSC (d)(f)	360,207	0
		1
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (d)(f)	808,717	0
TKS Holding MKPAO JSC (d)(f)	73,250	0
		0
TOTAL FINANCIALS		1
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (b)(d)(f)	472	0
Metals & Mining - 0.0%
Alrosa PJSC (d)(f)	1,399,461	0
GMK Norilskiy Nickel PAO (d)(f)	3,422,100	0
Novolipetsk Steel PJSC (d)(f)	812,466	1
Polyus PJSC (d)(f)	184,620	0
Severstal PAO (d)(f)	113,908	0
United Co RUSAL International PJSC (Russia) (d)(f)	1,646,280	0
		1
TOTAL MATERIALS		1
Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (d)(f)	20,040,158	3
TOTAL RUSSIA		7
SAUDI ARABIA - 2.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Saudi Telecom Co	860,614	9,990,970
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	162,594	2,817,920
TOTAL COMMUNICATION SERVICES		12,808,890
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jabal Omar Development Company (d)	250,195	1,055,349
Specialty Retail - 0.0%
Jarir Marketing Co	254,834	1,022,597
TOTAL CONSUMER DISCRETIONARY		2,077,946
Consumer Staples - 0.0%
Food Products - 0.0%
Almarai Co JSC	211,453	2,333,002
Energy - 0.4%
Energy Equipment & Services - 0.0%
Ades Holding Co	145,756	761,716
Oil, Gas & Consumable Fuels - 0.4%
Saudi Arabian Oil Co (b)(c)	2,603,048	19,266,928
TOTAL ENERGY		20,028,644
Financials - 1.3%
Banks - 1.2%
Al Rajhi Bank	1,265,095	23,122,855
Alinma Bank	632,728	4,102,905
Arab National Bank	386,765	2,223,344
Bank Al-Jazira	270,473	848,090
Bank AlBilad	316,837	2,117,034
Banque Saudi Fransi	527,051	2,713,599
Riyad Bank	842,607	4,661,804
Saudi Awwal Bank	432,767	3,927,847
Saudi Investment Bank/The	262,919	928,857
Saudi National Bank/The	1,264,855	13,247,168
		57,893,503
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	19,797	698,873
Insurance - 0.1%
Bupa Arabia for Cooperative Insurance Co	35,564	1,730,551
Co for Cooperative Insurance/The	31,741	1,101,900
		2,832,451
TOTAL FINANCIALS		61,424,827
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Dallah Healthcare Co	397	13,157
Dr Sulaiman Al Habib Medical Services Group Co	37,745	2,439,512
Mouwasat Medical Services Co	42,425	769,204
TOTAL HEALTH CARE		3,221,873
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	15,569	682,454
Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	10,441	618,025
Elm Co	10,366	1,619,644
TOTAL INFORMATION TECHNOLOGY		2,237,669
Materials - 0.5%
Chemicals - 0.3%
SABIC Agri-Nutrients Co	100,490	3,903,851
Saudi Basic Industries Corp	387,364	6,326,102
Yanbu National Petrochemical Co	119,036	1,166,080
		11,396,033
Metals & Mining - 0.2%
Saudi Arabian Mining Co (d)	585,540	10,241,681
TOTAL MATERIALS		21,637,714
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al Arkan Real Estate Development Co (d)	228,338	1,077,612
Makkah Construction & Development Co	42,422	907,709
TOTAL REAL ESTATE		1,985,321
Utilities - 0.1%
Electric Utilities - 0.0%
Saudi Energy Co	355,881	1,683,330
Independent Power and Renewable Electricity Producers - 0.1%
ACWA Power Co (d)	66,091	2,964,006
TOTAL UTILITIES		4,647,336
TOTAL SAUDI ARABIA		133,085,676
SOUTH AFRICA - 2.7%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
MTN Group Ltd	749,742	9,406,939
Vodacom Group Ltd	268,322	2,276,246
TOTAL COMMUNICATION SERVICES		11,683,185
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Naspers Ltd Class N	337,214	18,260,113
Specialty Retail - 0.0%
Pepkor Holdings Ltd (b)(c)	1,513,387	1,996,044
TOTAL CONSUMER DISCRETIONARY		20,256,157
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Bid Corp Ltd	145,049	3,549,358
Clicks Group Ltd	100,907	1,591,673
Shoprite Holdings Ltd	203,497	3,429,916
TOTAL CONSUMER STAPLES		8,570,947
Financials - 1.0%
Banks - 0.6%
Absa Group Ltd	365,508	5,113,053
Capitec Bank Holdings Ltd	37,475	9,730,497
Nedbank Group Ltd	195,217	3,130,738
Standard Bank Group Ltd	566,405	10,897,622
		28,871,910
Financial Services - 0.3%
FirstRand Ltd	2,173,295	11,511,321
Remgro Ltd	216,891	2,534,724
		14,046,045
Insurance - 0.1%
Discovery Ltd	249,618	3,872,507
OUTsurance Group Ltd	366,704	1,557,955
Sanlam Ltd	774,660	3,979,448
		9,409,910
TOTAL FINANCIALS		52,327,865
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	138,986	1,946,680
Materials - 0.9%
Chemicals - 0.1%
Sasol Ltd (d)	249,561	3,468,786
Metals & Mining - 0.8%
Gold Fields Ltd	385,140	16,315,396
Harmony Gold Mining Co Ltd	246,574	3,887,026
Impala Platinum Holdings Ltd	389,182	5,455,183
Northam Platinum Holdings Ltd	154,939	2,976,466
Sibanye Stillwater Ltd	1,217,809	3,640,736
Valterra Platinum Ltd	114,154	9,194,307
		41,469,114
TOTAL MATERIALS		44,937,900
TOTAL SOUTH AFRICA		139,722,734
TAIWAN - 25.0%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Chunghwa Telecom Co Ltd	1,635,129	7,043,107
Entertainment - 0.0%
International Games System Co Ltd	97,000	2,312,940
Wireless Telecommunication Services - 0.1%
Far EasTone Telecommunications Co Ltd	760,348	2,274,852
Taiwan Mobile Co Ltd	752,000	2,656,198
		4,931,050
TOTAL COMMUNICATION SERVICES		14,287,097
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hotai Motor Co Ltd	131,960	1,998,533
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	246,000	1,744,352
Food Products - 0.1%
Uni-President Enterprises Corp	2,079,332	4,568,992
TOTAL CONSUMER STAPLES		6,313,344
Financials - 1.7%
Banks - 1.1%
Chang Hwa Commercial Bank Ltd	3,034,788	2,035,079
CTBC Financial Holding Co Ltd	7,196,778	11,941,517
E.Sun Financial Holding Co Ltd	6,263,899	6,340,484
First Financial Holding Co Ltd	4,948,904	4,534,534
Hua Nan Financial Holdings Co Ltd	3,893,474	3,962,649
Mega Financial Holding Co Ltd	5,104,628	6,340,223
Shanghai Commercial & Savings Bank Ltd/The	1,672,439	2,070,061
SinoPac Financial Holdings Co Ltd	5,301,039	5,210,814
Taiwan Business Bank	3,133,779	1,627,597
Taiwan Cooperative Financial Holding Co Ltd	4,719,641	3,435,040
TS Financial Holding Co Ltd	9,093,252	6,881,010
		54,379,008
Financial Services - 0.1%
Chailease Holding Co Ltd	663,324	2,438,789
Yuanta Financial Holding Co Ltd	4,591,770	7,631,687
		10,070,476
Insurance - 0.5%
Cathay Financial Holding Co Ltd	4,101,834	10,044,907
Fubon Financial Holding Co Ltd	3,614,988	10,335,827
KGI Financial Holding Co Ltd	6,937,532	4,743,310
		25,124,044
TOTAL FINANCIALS		89,573,528
Health Care - 0.1%
Biotechnology - 0.1%
PharmaEssentia Corp	131,118	2,751,855
Pharmaceuticals - 0.0%
Caliway Biopharmaceuticals Co Ltd (d)	435,000	1,447,762
TOTAL HEALTH CARE		4,199,617
Industrials - 0.4%
Electrical Equipment - 0.3%
Bizlink Holding Inc	76,000	6,845,995
Fortune Electric Co Ltd	68,410	1,954,274
Teco Electric and Machinery Co Ltd	515,000	1,039,772
		9,840,041
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	1,381,000	1,130,932
Marine Transportation - 0.1%
Evergreen Marine Corp Taiwan Ltd	464,494	2,980,901
Wan Hai Lines Ltd	300,415	719,501
Yang Ming Marine Transport Corp	751,000	1,173,796
		4,874,198
Passenger Airlines - 0.0%
China Airlines Ltd	1,266,000	719,800
Eva Airways Corp	1,167,000	1,239,853
		1,959,653
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	845,000	709,269
TOTAL INDUSTRIALS		18,514,093
Information Technology - 22.0%
Communications Equipment - 0.3%
Accton Technology Corp	217,000	15,942,913
Electronic Equipment, Instruments & Components - 3.4%
Chroma ATE Inc	165,000	11,310,382
Delta Electronics Inc	838,717	59,002,572
E Ink Holdings Inc	372,000	1,642,109
Elite Material Co Ltd	131,000	19,581,719
Gold Circuit Electronics Ltd	141,000	6,402,810
Hon Hai Precision Industry Co Ltd	5,408,465	38,332,497
Innolux Corp	3,267,885	2,504,812
Largan Precision Co Ltd	43,451	3,500,124
Lotes Co Ltd	36,000	3,039,715
Unimicron Technology Corp	572,096	16,301,146
Yageo Corp	713,512	7,297,898
Zhen Ding Technology Holding Ltd	323,000	4,371,871
		173,287,655
Semiconductors & Semiconductor Equipment - 17.1%
Alchip Technologies Ltd	33,000	4,427,959
ASE Technology Holding Co Ltd	1,432,592	22,526,841
ASPEED Technology Inc	13,000	7,010,683
eMemory Technology Inc	27,000	3,430,236
Global Unichip Corp	38,000	5,270,693
Globalwafers Co Ltd	113,000	2,130,111
Hon Precision Inc	35,000	5,510,314
Jentech Precision Industrial Co Ltd	37,000	6,462,050
King Yuan Electronics Co Ltd	474,000	4,649,237
MediaTek Inc	655,615	54,905,976
Novatek Microelectronics Corp	249,000	3,244,520
Realtek Semiconductor Corp	211,000	3,613,743
Taiwan Semiconductor Manufacturing Co Ltd	10,602,740	738,404,168
United Microelectronics Corp	4,878,000	12,291,825
Vanguard International Semiconductor Corp	482,704	2,250,379
		876,128,735
Technology Hardware, Storage & Peripherals - 1.2%
Advantech Co Ltd	204,946	2,351,108
Asia Vital Components Co Ltd	143,000	13,133,779
Asustek Computer Inc	303,502	5,641,183
Catcher Technology Co Ltd	228,095	1,507,172
Compal Electronics Inc	1,805,000	1,673,964
Gigabyte Technology Co Ltd	231,000	2,017,891
Inventec Corp	1,160,000	1,704,846
King Slide Works Co Ltd	25,000	3,181,805
Lite-On Technology Corp	848,044	4,561,580
Pegatron Corp	865,000	2,270,252
Quanta Computer Inc	1,163,000	11,633,025
Wistron Corp	1,301,000	5,748,020
Wiwynn Corp	47,629	7,173,799
		62,598,424
TOTAL INFORMATION TECHNOLOGY		1,127,957,727
Materials - 0.4%
Chemicals - 0.2%
Formosa Chemicals & Fibre Corp	1,514,149	2,527,839
Formosa Plastics Corp	1,645,085	2,694,847
Nan Ya Plastics Corp	2,219,358	6,390,682
		11,613,368
Construction Materials - 0.1%
Asia Cement Corp	990,000	1,101,276
TCC Group Holdings Co Ltd	2,922,354	2,274,577
		3,375,853
Metals & Mining - 0.1%
China Steel Corp	5,070,289	3,020,143
TOTAL MATERIALS		18,009,364
TOTAL TAIWAN		1,280,853,303
THAILAND - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
True Corp PCL	2,092,932	882,019
True Corp PCL depository receipt	1,647,898	694,470
		1,576,489
Wireless Telecommunication Services - 0.1%
Advanced Info Service PCL depository receipt	448,100	4,687,337
TOTAL COMMUNICATION SERVICES		6,263,826
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Robinson Pcl (f)	55,100	0
Hotels, Restaurants & Leisure - 0.0%
Minor International PCL depository receipt	1,347,500	858,959
TOTAL CONSUMER DISCRETIONARY		858,959
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
CP ALL PCL depository receipt	2,321,900	3,109,721
Food Products - 0.0%
Charoen Pokphand Foods PCL depository receipt	1,626,200	965,946
TOTAL CONSUMER STAPLES		4,075,667
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
PTT Exploration & Production PCL depository receipt	598,400	2,845,480
PTT PCL depository receipt	4,301,500	4,695,934
TOTAL ENERGY		7,541,414
Financials - 0.1%
Banks - 0.1%
Kasikornbank PCL depository receipt	254,600	1,529,689
Krung Thai Bank PCL	235,700	239,142
Krung Thai Bank PCL depository receipt	1,267,900	1,286,417
SCB X PCL	209,000	841,973
SCB X PCL depository receipt	152,700	615,164
TMBThanachart Bank PCL depository receipt	10,497,600	730,039
TOTAL FINANCIALS		5,242,424
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Bangkok Dusit Medical Services PCL depository receipt	4,794,200	2,696,555
Bumrungrad Hospital Pcl depository receipt	257,400	1,428,483
TOTAL HEALTH CARE		4,125,038
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Airports of Thailand PCL depository receipt	1,844,800	2,920,446
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Delta Electronics Thailand PCL depository receipt	1,342,100	13,167,477
Materials - 0.0%
Construction Materials - 0.0%
Siam Cement PCL/The depository receipt	335,600	2,483,585
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	129,600	248,193
Central Pattana PCL depository receipt	741,600	1,420,214
TOTAL REAL ESTATE		1,668,407
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Gulf Development PCL depository receipt	1,929,571	3,425,140
TOTAL THAILAND		51,772,383
TURKEY - 0.4%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	521,675	1,294,237
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	302,394	655,854
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
BIM Birlesik Magazalar AS	193,759	3,179,663
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	415,269	2,490,617
Financials - 0.1%
Banks - 0.1%
Akbank TAS	1,342,737	2,175,255
Haci Omer Sabanci Holding AS	498,431	1,055,110
Turkiye Is Bankasi AS Class C	3,759,304	1,193,067
Yapi ve Kredi Bankasi AS (d)	1,454,024	1,191,930
TOTAL FINANCIALS		5,615,362
Industrials - 0.2%
Aerospace & Defense - 0.2%
Aselsan Elektronik Sanayi Ve Ticaret AS	588,732	5,475,623
Industrial Conglomerates - 0.0%
KOC Holding AS	327,157	1,464,015
Passenger Airlines - 0.0%
Turk Hava Yollari AO	237,289	1,618,784
TOTAL INDUSTRIALS		8,558,422
Materials - 0.0%
Metals & Mining - 0.0%
Eregli Demir ve Celik Fabrikalari TAS	1,498,496	1,164,711
TOTAL TURKEY		22,958,866
UNITED ARAB EMIRATES - 1.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Emirates Telecommunications Group Co PJSC	1,497,924	7,585,251
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	1,351,663	1,350,522
Energy - 0.1%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	1,376,361	2,120,880
Oil, Gas & Consumable Fuels - 0.1%
Adnoc Gas PLC	2,648,929	2,430,342
ADNOC Logistics & Services	799,359	1,277,460
		3,707,802
TOTAL ENERGY		5,828,682
Financials - 0.6%
Banks - 0.6%
Abu Dhabi Commercial Bank PJSC	1,362,200	5,117,846
Abu Dhabi Islamic Bank PJSC	625,829	3,734,767
Dubai Islamic Bank PJSC	1,247,067	2,424,126
Emirates NBD Bank PJSC	815,575	6,439,159
First Abu Dhabi Bank PJSC	1,901,828	9,092,075
TOTAL FINANCIALS		26,807,973
Industrials - 0.1%
Passenger Airlines - 0.1%
Air Arabia PJSC	989,415	1,333,371
Transportation Infrastructure - 0.0%
Salik Co PJSC	811,660	1,237,455
TOTAL INDUSTRIALS		2,570,826
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Aldar Properties PJSC	1,659,260	3,482,860
Emaar Development PJSC	430,707	1,709,648
Emaar Properties PJSC	2,853,368	9,166,574
TOTAL REAL ESTATE		14,359,082
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	2,585,959	1,865,670
TOTAL UNITED ARAB EMIRATES		60,368,006
UNITED STATES - 0.2%
Consumer Staples - 0.0%
Food Products - 0.0%
JBS NV Class A	175,460	2,817,888
Health Care - 0.2%
Biotechnology - 0.2%
BeOne Medicines Ltd H Shares (d)	368,532	8,365,370
Legend Biotech Corp ADR (d)	32,085	754,639
TOTAL HEALTH CARE		9,120,009
TOTAL UNITED STATES		11,937,897
TOTAL COMMON STOCKS (Cost $2,751,126,815)		5,060,606,516

Non-Convertible Preferred Stocks - 0.9%
	Shares	Value ($)
COLOMBIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Grupo Cibest SA non-voting shares	193,414	3,320,234
INDIA - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
TVS Motor Co Ltd 6%	544,592	59,053
KOREA (SOUTH) - 0.8%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Hyundai Motor Co non-voting shares	7,579	1,289,449
Hyundai Motor Co Series 2	17,519	2,972,362
TOTAL CONSUMER DISCRETIONARY		4,261,811
Information Technology - 0.7%
Technology Hardware, Storage & Peripherals - 0.7%
Samsung Electronics Co Ltd non-voting shares	352,009	38,237,598
TOTAL KOREA (SOUTH)		42,499,409
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (d)(f)	3,570,022	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $20,036,765)		45,878,696

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (h) (Cost $4,142,590)	3.64	4,148,000	4,142,634

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.69	33,916,673	33,923,456
Fidelity Securities Lending Cash Central Fund (i)(j)	3.69	25,237,473	25,239,997
TOTAL MONEY MARKET FUNDS (Cost $59,163,453)			59,163,453

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $2,834,469,623)	5,169,791,299
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(30,524,608)
NET ASSETS - 100.0%	5,139,266,691

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	391	6/2026	31,948,610	3,571,657

The notional amount of long futures as a percentage of Net Assets is 0.6%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $208,135,167 or 4.0% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $200,375,332 or 3.9% of net assets.

(d)	Non-income producing.
(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,542,003.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	199,833,753	1,077,950,317	1,243,858,455	2,168,217	(2,159)	-	33,923,456	33,916,673	0.1%
Fidelity Securities Lending Cash Central Fund	63,760,092	109,410,001	147,927,965	370,367	(2,131)	-	25,239,997	25,237,473	0.1%
Total	263,593,845	1,187,360,318	1,391,786,420	2,538,584	(4,290)	-	59,163,453

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	352,434,519	57,316,958	295,117,561	-
Consumer Discretionary	475,752,091	59,929,231	415,822,860	-
Consumer Staples	160,451,592	58,717,608	101,733,984	-
Energy	200,601,770	84,506,381	116,095,387	2
Financials	989,880,418	373,053,045	616,585,753	241,620
Health Care	138,174,927	9,188,044	128,986,883	-
Industrials	382,610,559	51,780,821	330,829,738	-
Information Technology	1,859,240,360	4,912,160	1,854,328,200	-
Materials	331,606,290	126,036,605	204,070,938	1,498,747
Real Estate	55,869,316	25,921,016	29,948,300	-
Utilities	113,984,674	47,478,252	65,007,674	1,498,748

Non-Convertible Preferred Stocks
Consumer Discretionary	4,320,864	-	4,320,864	-
Energy	-	-	-	-
Financials	3,320,234	3,320,234	-	-
Information Technology	38,237,598	-	38,237,598	-

U.S. Treasury Obligations	4,142,634	-	4,142,634	-

Money Market Funds	59,163,453	59,163,453	-	-
Total Investments in Securities:	5,169,791,299	961,323,808	4,205,228,374	3,239,117
Derivative Instruments:

Assets
Futures Contracts	3,571,657	3,571,657	-	-
Total Assets	3,571,657	3,571,657	-	-
Total Derivative Instruments:	3,571,657	3,571,657	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	3,571,657	-
Total Equity Risk	3,571,657	-
Total Value of Derivatives	3,571,657	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $43,249,502) - See accompanying schedule:
Unaffiliated issuers (cost $2,775,306,170)	$5,110,627,846
Fidelity Central Funds (cost $59,163,453)	59,163,453

Total Investment in Securities (cost $2,834,469,623)		$5,169,791,299
Foreign currency held at value (cost $6,012,523)		5,990,496
Receivable for fund shares sold		755,220
Dividends receivable		4,804,212
Distributions receivable from Fidelity Central Funds		474,888
Receivable for variation margin on futures contracts		609,756
Prepaid expenses		1,252
Receivable from investment adviser for expense reductions		84,168
Other receivables		45,484
Total assets		5,182,556,775
Liabilities
Payable for investments purchased	$950,981
Payable for fund shares redeemed	1,181,309
Accrued management fee	293,537
Deferred taxes	15,438,374
Other payables and accrued expenses	172,502
Collateral on securities loaned	25,253,381
Total liabilities		43,290,084
Net Assets		$5,139,266,691
Net Assets consist of:
Paid in capital		$2,581,348,157
Total accumulated earnings (loss)		2,557,918,534
Net Assets		$5,139,266,691
Net Asset Value, offering price and redemption price per share ($5,139,266,691 ÷ 250,910,779 shares)		$20.48
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$45,840,249
Interest		81,169
Income from Fidelity Central Funds (including $370,367 from security lending)		2,538,584
Security lending		108,623
Income before foreign taxes withheld		$48,568,625
Less foreign taxes withheld		(4,651,868)
Total income		43,916,757
Expenses
Management fee	$1,918,180
Custodian fees and expenses	1,154,582
Independent trustees' fees and expenses	6,289
Registration fees	35,271
Audit fees	71,700
Legal	4,111
Interest	576,353
Miscellaneous	6,976
Total expenses before reductions	3,773,462
Expense reductions	(1,311,870)
Total expenses after reductions		2,461,592
Net Investment income (loss)		41,455,165
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $7,928,527)	1,192,640,781
Fidelity Central Funds	(4,290)
Foreign currency transactions	(5,681,385)
Futures contracts	36,754,254
Total net realized gain (loss)		1,223,709,360
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $13,048,243)	(332,651,121)
Assets and liabilities in foreign currencies	83,023
Futures contracts	1,676,274
Total change in net unrealized appreciation (depreciation)		(330,891,824)
Net gain (loss)		892,817,536
Net increase (decrease) in net assets resulting from operations		$934,272,701
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,455,165	$127,224,157
Net realized gain (loss)	1,223,709,360	(38,391,046)
Change in net unrealized appreciation (depreciation)	(330,891,824)	1,190,732,492
Net increase (decrease) in net assets resulting from operations	934,272,701	1,279,565,603
Distributions to shareholders	(150,004,983)	(127,414,368)

Share transactions
Proceeds from sales of shares	1,251,537,302	2,370,660,959
Reinvestment of distributions	143,831,751	124,225,271
Cost of shares redeemed	(2,985,429,381)	(2,825,654,196)

Net increase (decrease) in net assets resulting from share transactions	(1,590,060,328)	(330,767,966)
Total increase (decrease) in net assets	(805,792,610)	821,383,269

Net Assets
Beginning of period	5,945,059,301	5,123,676,032
End of period	$5,139,266,691	$5,945,059,301

Other Information
Shares
Sold	66,125,074	164,920,004
Issued in reinvestment of distributions	8,357,452	8,911,426
Redeemed	(153,802,691)	(200,573,597)
Net increase (decrease)	(79,320,165)	(26,742,167)

Financial Highlights
Fidelity® SAI Emerging Markets Index Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.00	$14.35	$11.94	$11.07	$16.49	$14.45
Income from Investment Operations
Net investment income (loss) A,B	.15	.37	.37	.37	.41	.36
Net realized and unrealized gain (loss)	2.80	3.61	2.39	.81	(5.38)	1.93
Total from investment operations	2.95	3.98	2.76	1.18	(4.97)	2.29
Distributions from net investment income	(.47)	(.33)	(.35)	(.31)	(.45)	(.25)
Total distributions	(.47)	(.33)	(.35)	(.31)	(.45)	(.25)
Net asset value, end of period	$20.48	$18.00	$14.35	$11.94	$11.07	$16.49
Total Return C,D	16.89%	28.36%	23.48%	10.58%	(30.89)%	15.87%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.15% G	.13%	.14%	.15%	.15%	.13%
Expenses net of fee waivers, if any	.10 % G	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions, if any	.10% G	.07%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.63% G	2.43%	2.76%	2.93%	2.95%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$5,139,267	$5,945,059	$5,123,676	$3,508,666	$2,956,092	$3,806,157
Portfolio turnover rate H	62 % G	20%	29%	32%	30%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity SAI Emerging Markets Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. Effective May 28, 2026, Fidelity SAI Emerging Markets Index Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,427,875,188
Gross unrealized depreciation	(160,037,772)
Net unrealized appreciation (depreciation)	$2,267,837,416
Tax cost	$2,905,525,540

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(464,560,380)
Long-term	(431,646,089)
Total capital loss carryforward	$(896,206,469)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Emerging Markets Index Fund	1,519,511,214	3,026,003,680
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .075% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI Emerging Markets Index Fund	Borrower	152,331,267	3.90%	247,251

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity SAI Emerging Markets Index Fund	3,210
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Emerging Markets Index Fund	50,674	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity SAI Emerging Markets Index Fund	20,267,967
9. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI Emerging Markets Index Fund	348,882,750	4.24%	329,102
10. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .075% of average net assets. This reimbursement will remain in place through February 28, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,281,328.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $30,542.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Emerging Markets Fund
Fidelity SAI Emerging Markets Index Fund	50%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Emerging Markets Index Fund	58
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9870287.110
SV6-SANN-0626
Fidelity® International Sustainability Index Fund

Semi-Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The MSCI indexes are the exclusive property of MSCI Inc. ("MSCI"). MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Fidelity. The financial products referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such financial products or any index on which such financial products are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any relevant financial products. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® International Sustainability Index Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.2%
	Shares	Value ($)
AUSTRALIA - 2.9%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
CAR Group Ltd	15,834	292,087
REA Group Ltd	2,216	274,352
TOTAL COMMUNICATION SERVICES		566,439
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	23,068	793,666
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Coles Group Ltd	55,973	892,097
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Woodside Energy Group Ltd	79,323	1,896,426
Financials - 1.0%
Banks - 0.4%
ANZ Group Holdings Ltd	125,784	3,341,015
Capital Markets - 0.4%
ASX Ltd	8,136	356,485
Macquarie Group Ltd	15,108	2,595,437
		2,951,922
Insurance - 0.2%
QBE Insurance Group Ltd	62,813	1,017,437
Suncorp Group Ltd	45,155	561,926
		1,579,363
TOTAL FINANCIALS		7,872,300
Health Care - 0.3%
Biotechnology - 0.3%
CSL Ltd	20,244	1,827,235
Health Care Equipment & Supplies - 0.0%
Cochlear Ltd	2,730	185,753
TOTAL HEALTH CARE		2,012,988
Industrials - 0.3%
Commercial Services & Supplies - 0.1%
Brambles Ltd	56,668	927,596
Professional Services - 0.0%
Computershare Ltd	21,717	477,105
Transportation Infrastructure - 0.2%
Transurban Group unit	129,995	1,317,468
TOTAL INDUSTRIALS		2,722,169
Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	8,435	265,664
Materials - 0.5%
Metals & Mining - 0.5%
Evolution Mining Ltd	84,734	749,146
Fortescue Ltd	70,646	1,018,226
Lynas Rare Earths Ltd (b)	37,803	536,279
Northern Star Resources Ltd	56,716	869,356
South32 Ltd	187,138	554,593
TOTAL MATERIALS		3,727,600
Real Estate - 0.2%
Industrial REITs - 0.2%
Goodman Group unit	85,313	1,848,370
Utilities - 0.1%
Gas Utilities - 0.1%
Apa Group unit	55,614	415,449
TOTAL AUSTRALIA		23,013,168
AUSTRIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
OMV AG	6,131	432,819
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	2,874	216,382
TOTAL AUSTRIA		649,201
BELGIUM - 0.3%
Consumer Staples - 0.0%
Food Products - 0.0%
Lotus Bakeries NV	17	204,708
Financials - 0.3%
Banks - 0.2%
KBC Group NV	9,584	1,273,866
Insurance - 0.1%
Ageas SA/NV	6,221	486,995
TOTAL FINANCIALS		1,760,861
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	3,065	202,704
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	1,824	302,700
TOTAL BELGIUM		2,470,973
BRAZIL - 1.4%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	35,300	183,565
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Ultrapar Participacoes SA	30,600	185,016
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	55,125	244,243
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
PRIO SA/Brazil (b)	34,600	464,030
Financials - 0.6%
Banks - 0.5%
Banco Bradesco SA (PN)	220,655	860,910
Itau Unibanco Holding SA	225,729	1,968,827
		2,829,737
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	219,800	800,314
TOTAL FINANCIALS		3,630,051
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Rede D'Or Sao Luiz SA (c)(d)	33,502	259,597
Industrials - 0.1%
Ground Transportation - 0.1%
Localiza Rent a Car SA	38,371	355,753
Rumo SA	53,500	169,949
		525,702
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	42,200	136,354
TOTAL INDUSTRIALS		662,056
Information Technology - 0.0%
Software - 0.0%
TOTVS SA	22,200	142,835
Materials - 0.4%
Chemicals - 0.1%
Yara International ASA	6,909	401,951
Containers & Packaging - 0.0%
Klabin SA	1	0
Klabin SA unit	33,227	117,292
		117,292
Metals & Mining - 0.3%
Gerdau SA	53,870	245,971
Wheaton Precious Metals Corp	18,944	2,392,912
		2,638,883
TOTAL MATERIALS		3,158,126
Utilities - 0.2%
Electric Utilities - 0.1%
Cia Energetica de Minas Gerais	70,558	178,682
Cia Paranaense de Energia - Copel	81,100	260,408
CPFL Energia SA	9,800	96,836
Energisa S/A unit	12,820	136,749
Equatorial SA	49,868	426,192
		1,098,867
Independent Power and Renewable Electricity Producers - 0.0%
Engie Brasil Energia SA	12,100	86,282
Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	103,160	690,608
TOTAL UTILITIES		1,875,757
TOTAL BRAZIL		10,805,276
CANADA - 7.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
TELUS Corp	21,500	269,235
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc Class B	15,215	553,894
TOTAL COMMUNICATION SERVICES		823,129
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Canadian Tire Corp Ltd Class A	2,072	288,159
Dollarama Inc	11,427	1,460,395
TOTAL CONSUMER DISCRETIONARY		1,748,554
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
George Weston Ltd	7,120	513,839
Loblaw Cos Ltd	24,512	1,130,005
Metro Inc/CN	8,446	566,196
TOTAL CONSUMER STAPLES		2,210,040
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Cameco Corp	18,171	2,233,735
Enbridge Inc	91,025	5,048,642
Imperial Oil Ltd	7,063	946,136
Keyera Corp	9,563	369,467
Pembina Pipeline Corp	24,236	1,128,165
TOTAL ENERGY		9,726,145
Financials - 3.3%
Banks - 2.4%
Bank of Montreal	29,528	4,496,317
Bank of Nova Scotia/The	51,580	4,012,938
National Bank of Canada	16,273	2,456,373
Toronto Dominion Bank	70,509	7,595,673
		18,561,301
Capital Markets - 0.5%
Brookfield Corp Class A	86,042	3,886,095
Insurance - 0.4%
Intact Financial Corp	7,442	1,433,996
Sun Life Financial Inc	23,109	1,665,019
		3,099,015
TOTAL FINANCIALS		25,546,411
Industrials - 0.7%
Aerospace & Defense - 0.0%
CAE Inc (b)	12,752	333,269
Commercial Services & Supplies - 0.2%
Element Fleet Management Corp	16,684	398,323
RB Global Inc	7,749	809,613
		1,207,936
Construction & Engineering - 0.1%
WSP Global Inc	5,626	936,044
Ground Transportation - 0.3%
Canadian National Railway Co	21,826	2,451,499
Professional Services - 0.1%
Thomson Reuters Corp	6,558	627,339
TOTAL INDUSTRIALS		5,556,087
Information Technology - 0.9%
IT Services - 0.9%
CGI Inc Class A	8,039	526,188
Shopify Inc Class A (b)	51,024	6,193,424
		6,719,612
Software - 0.0%
Open Text Corp	10,565	239,479
TOTAL INFORMATION TECHNOLOGY		6,959,091
Materials - 0.9%
Chemicals - 0.2%
Nutrien Ltd	20,170	1,533,148
Metals & Mining - 0.7%
Agnico Eagle Mines Ltd/CA	20,951	3,939,717
Kinross Gold Corp	50,366	1,525,793
		5,465,510
TOTAL MATERIALS		6,998,658
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
FirstService Corp Subordinate Voting Shares	1,724	231,005
Utilities - 0.2%
Electric Utilities - 0.2%
Fortis Inc/Canada	21,098	1,206,532
Hydro One Ltd (c)(d)	13,773	591,742
TOTAL UTILITIES		1,798,274
TOTAL CANADA		61,597,394
CHILE - 0.4%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	25,839	156,503
Specialty Retail - 0.0%
Empresas Copec SA	16,326	114,360
TOTAL CONSUMER DISCRETIONARY		270,863
Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	13,180,101	313,460
Materials - 0.4%
Chemicals - 0.1%
Sociedad Quimica y Minera de Chile SA Class B (b)	5,964	548,506
Metals & Mining - 0.3%
Antofagasta PLC	16,458	794,918
Lundin Mining Corp	28,520	731,923
		1,526,841
Paper & Forest Products - 0.0%
Empresas Cmpc SA	45,174	56,032
TOTAL MATERIALS		2,131,379
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Chile SA	1,166,597	104,757
TOTAL CHILE		2,820,459
CHINA - 9.0%
Communication Services - 2.6%
Entertainment - 0.2%
37 Interactive Entertainment Network Technology Group Co Ltd A Shares (China)	4,900	15,493
China Ruyi Holdings Ltd (b)	500,000	93,522
Kingsoft Corp Ltd	43,400	128,206
Netease Inc	72,700	1,701,848
		1,939,069
Interactive Media & Services - 2.4%
Baidu Inc A Shares (b)	92,862	1,466,385
Bilibili Inc Z Shares (b)	10,540	231,608
Kuaishou Technology B Shares (c)(d)	106,800	594,538
Tencent Holdings Ltd	266,500	16,185,150
		18,477,681
Media - 0.0%
China Literature Ltd (b)(c)(d)	16,400	51,870
TOTAL COMMUNICATION SERVICES		20,468,620
Consumer Discretionary - 3.3%
Automobiles - 0.7%
BYD Co Ltd A Shares (China)	13,600	206,482
BYD Co Ltd H Shares	153,700	2,044,544
Geely Automobile Holdings Ltd	273,000	811,949
Great Wall Motor Co Ltd A Shares (China)	200	584
Great Wall Motor Co Ltd H Shares	96,500	145,960
Li Auto Inc A Shares (b)	52,130	458,756
NIO Inc A Shares (b)	77,299	498,774
Seres Group Co Ltd A Shares (China)	3,900	50,931
XPeng Inc A Shares (b)	52,216	417,337
Yadea Group Holdings Ltd (c)(d)	53,884	82,716
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)	21,300	130,012
		4,848,045
Broadline Retail - 2.2%
Alibaba Group Holding Ltd	717,400	11,823,480
JD.com Inc A Shares	99,700	1,510,467
MINISO Group Holding Ltd A Shares	21,232	78,343
Prosus NV Class N	54,607	2,643,689
Vipshop Holdings Ltd Class A ADR	13,135	189,013
		16,244,992
Hotels, Restaurants & Leisure - 0.3%
H World Group Ltd ADR	8,346	430,987
Tongcheng Travel Holdings Ltd (c)	53,200	121,428
Trip.com Group Ltd (b)	25,850	1,395,874
Yum China Holdings Inc (Hong Kong)	14,833	725,827
		2,674,116
Household Durables - 0.0%
Haier Smart Home Co Ltd A Shares (China)	15,800	49,961
Haier Smart Home Co Ltd H Shares	101,200	285,835
		335,796
Specialty Retail - 0.1%
China Tourism Group Duty Free Corp Ltd A Shares (China)	4,200	40,534
China Tourism Group Duty Free Corp Ltd H Shares (c)(d)	600	4,887
Chow Tai Fook Jewellery Group Ltd	81,400	111,586
Pop Mart International Group Ltd (c)(d)	22,400	455,926
		612,933
Textiles, Apparel & Luxury Goods - 0.0%
Bosideng International Holdings Ltd	196,000	107,258
Shenzhou International Group Holdings Ltd	34,800	212,121
		319,379
TOTAL CONSUMER DISCRETIONARY		25,035,261
Consumer Staples - 0.2%
Beverages - 0.1%
Nongfu Spring Co Ltd H Shares (c)(d)	84,000	508,004
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (b)	236,000	133,376
JD Health International Inc (b)(c)(d)	46,950	277,469
		410,845
Food Products - 0.1%
China Feihe Ltd (c)(d)	157,000	70,051
China Mengniu Dairy Co Ltd	130,000	289,512
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	8,900	36,189
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	15,400	62,005
Want Want China Holdings Ltd	195,000	110,702
		568,459
TOTAL CONSUMER STAPLES		1,487,308
Energy - 0.1%
Energy Equipment & Services - 0.0%
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	2,600	52,298
Oil, Gas & Consumable Fuels - 0.1%
China Petroleum & Chemical Corp A Shares (China)	84,800	67,025
China Petroleum & Chemical Corp H Shares	938,000	554,161
		621,186
TOTAL ENERGY		673,484
Financials - 1.3%
Banks - 1.3%
Agricultural Bank of China Ltd A Shares (China)	213,500	216,077
Agricultural Bank of China Ltd H Shares	1,154,000	900,234
China Construction Bank Corp A Shares (China)	53,800	78,341
China Construction Bank Corp H Shares	4,012,000	4,528,745
China Merchants Bank Co Ltd A Shares (China)	52,000	291,783
China Merchants Bank Co Ltd H Shares	162,500	983,538
China Minsheng Banking Corp Ltd A Shares (China)	88,200	47,827
China Minsheng Banking Corp Ltd H Shares	284,000	129,605
Industrial & Commercial Bank of China Ltd A Shares (China)	162,500	177,108
Industrial & Commercial Bank of China Ltd H Shares	2,711,000	2,442,476
Industrial Bank Co Ltd A Shares (China)	52,300	137,360
Postal Savings Bank of China Co Ltd H Shares (c)(d)	376,000	241,776
		10,174,870
Capital Markets - 0.0%
Guotai Haitong Securities Co Ltd A Shares (China)	34,700	82,198
Guotai Haitong Securities Co Ltd H Shares (c)(d)	82,000	140,703
Huatai Securities Co Ltd A Shares (China)	18,900	53,282
Huatai Securities Co Ltd H Shares (c)(d)	55,400	114,957
Orient Securities Co Ltd/China A Shares (China) (e)	20,000	27,357
		418,497
TOTAL FINANCIALS		10,593,367
Health Care - 0.4%
Biotechnology - 0.1%
Chongqing Zhifei Biological Products Co Ltd A Shares (China) (b)	5,400	12,025
Imeik Technology Development Co Ltd A Shares (China)	660	11,127
Innovent Biologics Inc (b)(c)(d)	61,500	718,162
		741,314
Health Care Equipment & Supplies - 0.0%
Shandong Weigao Group Medical Polymer Co Ltd H Shares	100,000	44,073
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	3,100	76,771
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	1,800	12,742
		133,586
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co Ltd A Shares (China)	23,900	37,792
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd A Shares (China)	3,100	10,289
Huadong Medicine Co Ltd A Shares (China)	4,000	19,619
Shanghai Pharmaceuticals Holding Co Ltd A Shares (China)	6,700	16,787
Shanghai Pharmaceuticals Holding Co Ltd H Shares	100	151
Sinopharm Group Co Ltd H Shares	55,600	132,259
		216,897
Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp (b)	50,000	89,019
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	900	7,323
Pharmaron Beijing Co Ltd A Shares (China)	3,250	14,040
Wuxi Apptec Co Ltd A Shares (China)	6,676	108,249
Wuxi Apptec Co Ltd H Shares (c)(d)	15,580	273,708
Wuxi Biologics Cayman Inc (b)(c)(d)	146,500	625,957
		1,118,296
Pharmaceuticals - 0.2%
Beijing Tong Ren Tang Co Ltd A Shares (China)	2,900	11,888
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	3,832	14,557
CSPC Innovation Pharmaceutical Co Ltd A Shares (China)	3,060	13,639
CSPC Pharmaceutical Group Ltd	337,280	367,492
Hansoh Pharmaceutical Group Co Ltd (c)(d)	64,000	306,539
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	15,800	125,245
Shanghai Fosun Pharmaceutical Group Co Ltd A Shares (China)	4,800	17,559
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	4,500	22,824
Sino Biopharmaceutical Ltd	431,750	300,526
Yunnan Baiyao Group Co Ltd A Shares (China)	4,520	35,182
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	1,500	31,542
		1,246,993
TOTAL HEALTH CARE		3,457,086
Industrials - 0.4%
Aerospace & Defense - 0.0%
Kuang-Chi Technologies Co Ltd A Shares (China) (b)	5,400	31,100
Air Freight & Logistics - 0.1%
JD Logistics Inc (b)(c)(d)	83,700	163,013
SF Holding Co Ltd A Shares (China)	12,400	67,533
ZTO Express Cayman Inc A Shares	17,456	442,315
		672,861
Electrical Equipment - 0.1%
CNGR Advanced Material Co Ltd A Shares (China)	2,080	19,554
Contemporary Amperex Technology Co Ltd A Shares (China)	11,040	709,244
Eve Energy Co Ltd A Shares (China)	5,100	54,597
GEM Co Ltd A Shares (China)	11,300	15,240
Goldwind Science & Technology Co Ltd A Shares (China)	9,000	36,537
Shanghai Electric Group Co Ltd A Shares (China) (b)	31,500	37,465
Sungrow Power Supply Co Ltd A Shares (China)	5,080	103,390
Sunwoda Electronic Co Ltd A Shares (China)	4,100	16,611
		992,638
Industrial Conglomerates - 0.0%
CITIC Ltd	170,000	282,515
Machinery - 0.2%
Airtac International Group	6,000	281,031
Haitian International Holdings Ltd	26,000	70,542
Shenzhen Inovance Technology Co Ltd A Shares (China)	3,500	35,308
Sinotruk Hong Kong Ltd	28,500	140,183
Weichai Power Co Ltd A Shares (China)	16,300	75,029
Weichai Power Co Ltd H Shares	82,000	407,614
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	16,200	18,932
		1,028,639
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (b)	32,400	32,020
China Southern Airlines Co Ltd A Shares (China) (b)	29,200	23,192
		55,212
Professional Services - 0.0%
Kanzhun Ltd ADR	15,825	213,954
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (c)(d)	8,900	91,388
Transportation Infrastructure - 0.0%
China Merchants Port Holdings Co Ltd	52,000	103,427
Jiangsu Expressway Co Ltd H Shares	50,000	68,032
		171,459
TOTAL INDUSTRIALS		3,539,766
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Sunny Optical Technology Group Co Ltd	29,900	246,155
Software - 0.0%
Kingdee International Software Group Co Ltd (b)	125,000	138,291
Technology Hardware, Storage & Peripherals - 0.1%
Lenovo Group Ltd	336,000	505,251
TOTAL INFORMATION TECHNOLOGY		889,697
Materials - 0.3%
Chemicals - 0.1%
Ganfeng Lithium Group Co Ltd A Shares (China)	3,800	49,738
Ganfeng Lithium Group Co Ltd H Shares (c)(d)	40	430
Guangzhou Tinci Materials Technology Co Ltd A Shares (China)	4,900	43,644
Hengli Petrochemical Co Ltd A Shares (China)	17,000	55,281
Jiangsu Eastern Shenghong Co Ltd A Shares (China) (b)	17,700	34,527
Rongsheng Petrochemical Co Ltd A Shares (China)	24,600	50,418
Satellite Chemical Co Ltd A Shares (China)	8,700	37,787
Shanghai Putailai New Energy Technology Group Co Ltd A Shares (China)	5,885	31,400
Tianqi Lithium Corp A Shares (China) (b)	4,000	47,204
Wanhua Chemical Group Co Ltd A Shares (China)	8,000	105,270
Zangge Mining Co Ltd A Shares (China)	3,900	51,462
Zhejiang NHU Co Ltd A Shares (China)	7,900	40,361
		547,522
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd A Shares (China)	10,500	32,548
Anhui Conch Cement Co Ltd H Shares	50,000	125,272
China Jushi Co Ltd A Shares (China)	10,057	51,087
China National Building Material Co Ltd H Shares	158,000	102,961
		311,868
Metals & Mining - 0.2%
Baoshan Iron & Steel Co Ltd A Shares (China)	52,900	48,983
China Hongqiao Group Ltd	119,500	505,850
CMOC Group Ltd A Shares (China)	44,700	123,387
CMOC Group Ltd H Shares	156,000	356,694
Shandong Nanshan Aluminum Co Ltd A Shares (China)	29,800	23,609
Western Mining Co Ltd A Shares (China)	6,400	27,998
Xiamen Tungsten Co Ltd A Shares (China)	4,000	34,060
		1,120,581
TOTAL MATERIALS		1,979,971
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	23,600	30,100
China Overseas Land & Investment Ltd	160,500	275,687
China Resources Land Ltd	134,000	563,006
China Vanke Co Ltd A Shares (China) (b)	25,900	14,867
KE Holdings Inc A Shares	85,147	472,790
Longfor Group Holdings Ltd (c)(d)	90,528	93,735
TOTAL REAL ESTATE		1,450,185
Utilities - 0.1%
Gas Utilities - 0.1%
China Gas Holdings Ltd	114,200	105,932
China Resources Gas Group Ltd	39,200	94,168
ENN Energy Holdings Ltd	33,200	260,266
ENN Natural Gas Co Ltd A Shares (China)	5,600	16,749
Kunlun Energy Co Ltd	160,000	153,975
		631,090
Independent Power and Renewable Electricity Producers - 0.0%
China Three Gorges Renewables Group Co Ltd A Shares (China)	70,300	42,166
China Yangtze Power Co Ltd A Shares (China)	61,700	248,842
Sichuan Chuantou Energy Co Ltd A Shares (China)	12,900	28,957
		319,965
TOTAL UTILITIES		951,055
TOTAL CHINA		70,525,800
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	10,701	221,874
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	18,320	141,686
TOTAL COLOMBIA		363,560
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (b)	32,640	264,321
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	3,130	166,616
Moneta Money Bank AS (c)(d)	10,768	94,790

TOTAL CZECH REPUBLIC		261,406
DENMARK - 1.6%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	3,307	251,277
Financials - 0.0%
Insurance - 0.0%
Tryg A/S	14,037	336,862
Health Care - 1.0%
Biotechnology - 0.2%
Genmab A/S (b)	2,547	674,386
Health Care Equipment & Supplies - 0.0%
Coloplast AS Series B	5,263	325,115
Pharmaceuticals - 0.8%
Novo Nordisk A/S Series B	134,404	5,717,004
TOTAL HEALTH CARE		6,716,505
Industrials - 0.4%
Air Freight & Logistics - 0.3%
DSV A/S	8,527	2,087,171
Building Products - 0.0%
ROCKWOOL A/S Series B	3,993	116,081
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	42,152	1,296,149
TOTAL INDUSTRIALS		3,499,401
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	14,700	903,253
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Orsted AS (b)(c)(d)	22,051	589,964
TOTAL DENMARK		12,297,262
EGYPT - 0.0%
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	105,924	266,687
FINLAND - 0.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	5,950	288,686
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	11,431	281,199
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Neste Oyj	17,657	608,639
Financials - 0.1%
Insurance - 0.1%
Sampo Oyj A Shares	100,299	1,042,231
Industrials - 0.2%
Machinery - 0.2%
Kone Oyj B Shares	14,180	902,016
Metso Oyj	27,673	476,783
TOTAL INDUSTRIALS		1,378,799
Information Technology - 0.4%
Communications Equipment - 0.4%
Nokia Oyj	221,062	2,751,461
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	24,358	270,440
UPM-Kymmene Oyj	21,993	657,434
TOTAL MATERIALS		927,874
TOTAL FINLAND		7,278,889
FRANCE - 6.4%
Communication Services - 0.1%
Media - 0.1%
Publicis Groupe SA	9,549	892,233
Consumer Discretionary - 1.3%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	27,242	986,870
Textiles, Apparel & Luxury Goods - 1.2%
Hermes International SCA	1,322	2,529,120
Kering SA	3,106	854,503
LVMH Moet Hennessy Louis Vuitton SE	10,384	5,501,294
		8,884,917
TOTAL CONSUMER DISCRETIONARY		9,871,787
Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.1%
Carrefour SA	24,554	488,462
Food Products - 0.3%
Danone SA	27,014	2,116,494
Personal Care Products - 0.5%
L'Oreal SA	10,024	4,306,457
TOTAL CONSUMER STAPLES		6,911,413
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
TotalEnergies SE	82,873	7,712,054
Financials - 1.5%
Banks - 1.1%
BNP Paribas SA	41,945	4,405,128
Credit Agricole SA	44,189	863,104
Societe Generale SA Series A	28,803	2,318,643
		7,586,875
Insurance - 0.4%
AXA SA	69,791	3,364,296
TOTAL FINANCIALS		10,951,171
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
EssilorLuxottica SA	12,568	2,660,263
Industrials - 0.5%
Construction & Engineering - 0.1%
Bouygues SA	8,049	474,981
Eiffage SA	2,864	460,502
		935,483
Electrical Equipment - 0.2%
Legrand SA	10,949	1,961,663
Professional Services - 0.1%
Bureau Veritas SA	14,213	434,709
Trading Companies & Distributors - 0.0%
Rexel SA	9,260	388,640
Transportation Infrastructure - 0.1%
Aeroports de Paris SA	1,435	173,471
Getlink SE Series A	12,626	282,589
		456,060
TOTAL INDUSTRIALS		4,176,555
Information Technology - 0.1%
Software - 0.1%
Dassault Systemes SE	27,996	630,851
Materials - 0.7%
Chemicals - 0.7%
Air Liquide SA	24,176	5,201,235
Real Estate - 0.0%
Diversified REITs - 0.0%
Covivio SA/France	2,298	151,574
Office REITs - 0.0%
Gecina SA	1,921	161,992
TOTAL REAL ESTATE		313,566
TOTAL FRANCE		49,321,128
GERMANY - 2.3%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Scout24 SE (c)(d)	3,144	261,986
Consumer Discretionary - 0.2%
Specialty Retail - 0.0%
Zalando SE (b)(c)(d)	9,432	232,799
Textiles, Apparel & Luxury Goods - 0.2%
Adidas AG	7,132	1,234,248
TOTAL CONSUMER DISCRETIONARY		1,467,047
Consumer Staples - 0.1%
Household Products - 0.0%
Henkel AG & Co KGaA	4,346	299,665
Personal Care Products - 0.1%
Beiersdorf AG	4,046	335,412
TOTAL CONSUMER STAPLES		635,077
Financials - 0.9%
Banks - 0.2%
Commerzbank AG	30,580	1,263,695
Capital Markets - 0.3%
Deutsche Boerse AG	7,858	2,410,818
Insurance - 0.4%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,452	3,268,476
TOTAL FINANCIALS		6,942,989
Health Care - 0.1%
Pharmaceuticals - 0.1%
Merck KGaA	5,391	696,303
Industrials - 0.2%
Aerospace & Defense - 0.1%
MTU Aero Engines AG	2,246	767,872
Machinery - 0.1%
Gea Group Ag	6,103	417,949
Knorr-Bremse AG	3,022	351,307
		769,256
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	25,189	215,831
TOTAL INDUSTRIALS		1,752,959
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Infineon Technologies AG	54,497	3,665,213
Materials - 0.2%
Chemicals - 0.0%
Evonik Industries AG	10,788	223,852
Symrise AG	5,533	489,453
		713,305
Construction Materials - 0.2%
Heidelberg Materials AG	5,584	1,232,072
TOTAL MATERIALS		1,945,377
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	3,173	222,136
Vonovia SE	31,835	857,737
TOTAL REAL ESTATE		1,079,873
TOTAL GERMANY		18,446,824
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	6,747	143,881
Financials - 0.2%
Banks - 0.2%
Alpha Bank SA	67,602	271,303
Eurobank SA	106,037	457,977
National Bank of Greece SA	36,249	571,148
Piraeus Bank SA	46,399	432,927
TOTAL FINANCIALS		1,733,355
TOTAL GREECE		1,877,236
HONG KONG - 1.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	159,000	257,922
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (c)(d)	348,000	425,620
Financials - 1.2%
Capital Markets - 0.3%
Hong Kong Exchanges & Clearing Ltd	50,300	2,679,116
Insurance - 0.9%
AIA Group Ltd	438,400	4,813,094
Prudential PLC	106,259	1,601,275
Prudential PLC rights (b)(f)	104,617	19,845
		6,434,214
TOTAL FINANCIALS		9,113,330
Industrials - 0.1%
Ground Transportation - 0.1%
MTR Corp Ltd	65,156	278,423
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares	14,500	157,716
Marine Transportation - 0.0%
Orient Overseas International Ltd	5,500	96,019
TOTAL INDUSTRIALS		532,158
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Sino Land Co Ltd	152,839	245,088
Utilities - 0.1%
Electric Utilities - 0.0%
CK Infrastructure Holdings Ltd	26,000	218,883
Gas Utilities - 0.1%
Hong Kong & China Gas Co Ltd	467,356	432,689
TOTAL UTILITIES		651,572
TOTAL HONG KONG		11,225,690
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	17,204	229,318
Health Care - 0.1%
Pharmaceuticals - 0.1%
Richter Gedeon Nyrt	5,865	247,043
TOTAL HUNGARY		476,361
INDIA - 3.2%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Info Edge India Ltd	14,857	153,109
Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Balkrishna Industries Ltd	3,308	75,684
Automobiles - 0.3%
Eicher Motors Ltd	5,721	430,493
Hero MotoCorp Ltd	5,033	271,978
Mahindra & Mahindra Ltd	38,914	1,276,323
TVS Motor Co Ltd	9,907	366,890
		2,345,684
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (b)	101,053	265,165
Indian Hotels Co Ltd/The	35,906	241,790
		506,955
Specialty Retail - 0.0%
Trent Ltd	7,573	332,488
TOTAL CONSUMER DISCRETIONARY		3,260,811
Consumer Staples - 0.3%
Food Products - 0.2%
Britannia Industries Ltd	4,542	276,215
Marico Ltd	21,408	175,256
Nestle India Ltd	28,146	433,641
Tata Consumer Products Ltd	24,856	300,378
		1,185,490
Personal Care Products - 0.1%
Colgate-Palmolive India Ltd	5,135	113,769
Dabur India Ltd	22,029	102,793
Hindustan Unilever Ltd	34,299	815,413
		1,031,975
TOTAL CONSUMER STAPLES		2,217,465
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Reliance Industries Ltd	254,112	3,854,116
Financials - 0.8%
Banks - 0.8%
AU Small Finance Bank Ltd (c)(d)	23,208	249,305
Axis Bank Ltd	95,862	1,285,807
HDFC Bank Ltd	475,097	3,886,008
Kotak Mahindra Bank Ltd	228,171	926,702
Union Bank of India Ltd	63,805	112,227
		6,460,049
Insurance - 0.0%
ICICI Prudential Life Insurance Co Ltd (c)(d)	15,362	83,386
TOTAL FINANCIALS		6,543,435
Health Care - 0.1%
Health Care Providers & Services - 0.0%
Max Healthcare Institute Ltd	32,500	341,963
Pharmaceuticals - 0.1%
Cipla Ltd/India	23,658	327,875
Torrent Pharmaceuticals Ltd	4,989	220,425
		548,300
TOTAL HEALTH CARE		890,263
Industrials - 0.2%
Building Products - 0.0%
Astral Ltd	5,139	83,179
Supreme Industries Ltd	2,674	102,752
		185,931
Construction & Engineering - 0.0%
Voltas Ltd	8,942	135,414
Electrical Equipment - 0.2%
ABB India Ltd	2,200	168,066
Havells India Ltd	9,203	120,533
Suzlon Energy Ltd (b)	424,448	250,231
		538,830
Industrial Conglomerates - 0.0%
Siemens Ltd (b)	3,713	149,652
Machinery - 0.0%
Ashok Leyland Ltd	123,384	212,079
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (c)(d)	7,890	360,352
Transportation Infrastructure - 0.0%
GMR Airports Ltd (b)	109,761	112,169
TOTAL INDUSTRIALS		1,694,427
Information Technology - 0.3%
IT Services - 0.3%
HCL Technologies Ltd	39,638	504,173
Infosys Ltd	135,369	1,704,244
TOTAL INFORMATION TECHNOLOGY		2,208,417
Materials - 0.4%
Chemicals - 0.1%
Asian Paints Ltd	15,996	415,088
Coromandel International Ltd	4,910	103,021
PI Industries Ltd	3,200	103,239
Pidilite Industries Ltd	12,600	183,430
UPL Ltd	20,888	142,121
		946,899
Construction Materials - 0.1%
Grasim Industries Ltd	11,379	336,512
UltraTech Cement Ltd	4,915	603,088
		939,600
Metals & Mining - 0.2%
APL Apollo Tubes Ltd	7,420	149,626
Hindalco Industries Ltd	56,238	617,888
Jindal Stainless Ltd	13,651	110,935
Vedanta Aluminium Metal Ltd (e)	57,077	72,782
Vedanta Iron and Steel Ltd (e)	57,077	72,782
Vedanta Ltd	57,077	163,919
		1,187,932
TOTAL MATERIALS		3,074,431
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Lodha Developers Ltd (c)(d)	12,431	118,491
Utilities - 0.2%
Electric Utilities - 0.2%
Power Grid Corp of India Ltd	194,028	653,416
Torrent Power Ltd	7,382	135,850
		789,266
Gas Utilities - 0.0%
GAIL India Ltd	94,876	164,131
Independent Power and Renewable Electricity Producers - 0.0%
Malco Energy Ltd (e)	57,077	72,782
NHPC Ltd	126,105	110,997
Talwandi Sabo Power Ltd (e)	57,077	72,782
		256,561
TOTAL UTILITIES		1,209,958
TOTAL INDIA		25,224,923
INDONESIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	2,064,900	337,783
Materials - 0.1%
Chemicals - 0.1%
Barito Pacific Tbk PT (b)	982,727	104,413
Chandra Asri Pacific Tbk PT	357,600	109,639
		214,052
Metals & Mining - 0.0%
Amman Mineral Internasional PT (b)	611,800	180,534
TOTAL MATERIALS		394,586
TOTAL INDONESIA		732,369
IRELAND - 0.3%
Consumer Staples - 0.1%
Food Products - 0.1%
Kerry Group PLC Class A	6,710	568,589
Industrials - 0.2%
Building Products - 0.1%
Kingspan Group PLC	6,383	589,199
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	6,986	993,479
TOTAL INDUSTRIALS		1,582,678
TOTAL IRELAND		2,151,267
ISRAEL - 0.0%
Information Technology - 0.0%
Software - 0.0%
Nice Ltd (b)	2,537	256,131
ITALY - 1.7%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Moncler SpA	9,745	586,043
Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC AG	9,095	529,693
Financials - 0.8%
Banks - 0.6%
FinecoBank Banca Fineco SpA	25,510	631,131
Intesa Sanpaolo SpA	581,323	3,949,644
		4,580,775
Financial Services - 0.0%
Poste Italiane SpA (c)(d)	19,085	505,996
Insurance - 0.2%
Generali	35,573	1,594,097
TOTAL FINANCIALS		6,680,868
Industrials - 0.2%
Electrical Equipment - 0.2%
Prysmian SpA	11,756	1,788,196
Utilities - 0.5%
Electric Utilities - 0.5%
Enel SpA	339,450	3,963,315
TOTAL ITALY		13,548,115
JAPAN - 14.8%
Communication Services - 1.3%
Entertainment - 0.2%
Capcom Co Ltd	14,500	306,147
Konami Group Corp	4,200	504,308
Nexon Co Ltd	15,500	261,679
Toho Co Ltd/Tokyo	22,000	202,809
		1,274,943
Interactive Media & Services - 0.0%
LY Corp	115,000	302,476
Wireless Telecommunication Services - 1.1%
KDDI Corp	122,300	2,001,383
SoftBank Corp	1,199,600	1,688,400
SoftBank Group Corp	154,900	5,291,203
		8,980,986
TOTAL COMMUNICATION SERVICES		10,558,405
Consumer Discretionary - 2.4%
Automobile Components - 0.2%
Bridgestone Corp	47,600	989,179
Denso Corp	72,900	871,013
		1,860,192
Automobiles - 0.1%
Isuzu Motors Ltd	22,300	307,261
Subaru Corp	24,500	364,933
Yamaha Motor Co Ltd	38,400	269,720
		941,914
Broadline Retail - 0.2%
Pan Pacific International Holdings Corp	79,600	450,222
Rakuten Group Inc (b)	63,300	308,196
Ryohin Keikaku Co Ltd	21,100	488,735
		1,247,153
Hotels, Restaurants & Leisure - 0.1%
Oriental Land Co Ltd/Japan	45,100	627,475
Household Durables - 1.0%
Panasonic Holdings Corp	97,300	1,990,350
Sekisui House Ltd	24,900	542,172
Sony Group Corp	256,600	5,141,067
		7,673,589
Leisure Products - 0.1%
Bandai Namco Holdings Inc	24,400	560,110
Shimano Inc	3,100	325,236
		885,346
Specialty Retail - 0.6%
Fast Retailing Co Ltd	8,000	3,765,963
Nitori Holdings Co Ltd	16,800	242,874
Sanrio Co Ltd	37,000	215,622
ZOZO Inc	18,300	122,819
		4,347,278
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	29,083	825,888
TOTAL CONSUMER DISCRETIONARY		18,408,835
Consumer Staples - 0.5%
Beverages - 0.0%
Suntory Beverage & Food Ltd	5,800	167,146
Consumer Staples Distribution & Retail - 0.1%
Aeon Co Ltd	92,900	902,309
MatsukiyoCocokara & Co	13,800	202,110
		1,104,419
Food Products - 0.3%
Ajinomoto Co Inc	37,800	1,214,909
Kikkoman Corp	28,400	258,023
		1,472,932
Household Products - 0.0%
Unicharm Corp	46,700	272,812
Personal Care Products - 0.1%
Kao Corp	18,900	704,287
Shiseido Co Ltd	16,700	341,096
		1,045,383
TOTAL CONSUMER STAPLES		4,062,692
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ENEOS Holdings Inc	112,900	948,189
Financials - 2.9%
Banks - 1.5%
Mizuho Financial Group Inc	103,900	4,467,982
Sumitomo Mitsui Financial Group Inc	152,900	5,398,755
Sumitomo Mitsui Trust Group Inc	26,500	885,983
Yokohama Financial Group Inc	43,000	408,182
		11,160,902
Capital Markets - 0.2%
Daiwa Securities Group Inc	55,700	524,297
Nomura Holdings Inc	125,400	1,004,433
		1,528,730
Financial Services - 0.2%
ORIX Corp	48,500	1,632,340
Insurance - 1.0%
Daiichi Life Group Inc	146,700	1,343,139
MS&AD Insurance Group Holdings Inc	53,700	1,380,847
Sompo Holdings Inc	37,000	1,376,970
T&D Holdings Inc	19,300	467,601
Tokio Marine Holdings Inc	76,700	3,512,612
		8,081,169
TOTAL FINANCIALS		22,403,141
Health Care - 0.7%
Health Care Equipment & Supplies - 0.4%
Hoya Corp	14,100	2,633,088
Sysmex Corp	20,800	183,673
		2,816,761
Pharmaceuticals - 0.3%
Astellas Pharma Inc	75,500	1,069,967
Daiichi Sankyo Co Ltd	75,100	1,219,931
Eisai Co Ltd	11,000	329,256
		2,619,154
TOTAL HEALTH CARE		5,435,915
Industrials - 3.5%
Building Products - 0.2%
Daikin Industries Ltd	11,000	1,554,247
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	16,500	312,529
Secom Co Ltd	16,600	604,402
		916,931
Construction & Engineering - 0.1%
Obayashi Corp	26,600	625,384
Shimizu Corp	20,900	403,790
		1,029,174
Electrical Equipment - 0.1%
Fuji Electric Co Ltd	5,900	495,864
Ground Transportation - 0.2%
East Japan Railway Co	40,200	877,523
Hankyu Hanshin Holdings Inc	10,000	289,891
Seibu Holdings Inc	8,800	207,086
Tokyu Corp	21,000	223,325
West Japan Railway Co	17,200	311,347
		1,909,172
Industrial Conglomerates - 0.9%
Hitachi Ltd	191,200	6,079,845
Sekisui Chemical Co Ltd	15,300	234,455
		6,314,300
Machinery - 0.7%
Daifuku Co Ltd	13,500	590,241
Ebara Corp	19,300	660,213
FANUC Corp	38,900	1,718,334
Komatsu Ltd	39,700	1,699,875
Kubota Corp	40,400	659,508
		5,328,171
Marine Transportation - 0.1%
Mitsui OSK Lines Ltd	14,400	543,948
Nippon Yusen KK	17,200	618,146
		1,162,094
Passenger Airlines - 0.0%
ANA Holdings Inc	6,600	109,680
Professional Services - 0.3%
Recruit Holdings Co Ltd	58,700	2,719,275
Trading Companies & Distributors - 0.8%
ITOCHU Corp	248,000	3,073,491
Marubeni Corp	58,900	2,292,453
MonotaRO Co Ltd	10,400	123,663
		5,489,607
TOTAL INDUSTRIALS		27,028,515
Information Technology - 2.0%
Electronic Equipment, Instruments & Components - 0.4%
Ibiden Co Ltd	10,000	855,302
Shimadzu Corp	9,900	230,129
TDK Corp	81,100	1,482,865
Yokogawa Electric Corp	9,500	330,769
		2,899,065
IT Services - 0.4%
Fujitsu Ltd	73,500	1,475,244
NEC Corp	54,100	1,439,061
Nomura Research Institute Ltd	15,800	426,438
TIS Inc	8,900	193,976
		3,534,719
Semiconductors & Semiconductor Equipment - 1.1%
Disco Corp	3,800	1,807,973
Renesas Electronics Corp	74,200	1,500,520
Tokyo Electron Ltd	18,700	5,510,570
		8,819,063
Technology Hardware, Storage & Peripherals - 0.1%
FUJIFILM Holdings Corp	46,700	859,450
TOTAL INFORMATION TECHNOLOGY		16,112,297
Materials - 0.9%
Chemicals - 0.7%
Asahi Kasei Corp	54,100	532,336
Mitsubishi Chemical Group Corp	51,200	300,157
Nippon Paint Holdings Co Ltd	39,800	251,020
Nitto Denko Corp	28,300	538,274
Shin-Etsu Chemical Co Ltd	70,400	3,241,371
Toray Industries Inc	57,800	414,990
		5,278,148
Metals & Mining - 0.2%
JFE Holdings Inc	24,000	263,576
Nippon Steel Corp	201,800	742,927
Sumitomo Metal Mining Co Ltd	10,300	633,274
		1,639,777
TOTAL MATERIALS		6,917,925
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Daiwa House Industry Co Ltd	23,400	713,957
Mitsubishi Estate Co Ltd	44,400	1,265,322
Mitsui Fudosan Co Ltd	110,300	1,208,009
TOTAL REAL ESTATE		3,187,288
Utilities - 0.1%
Gas Utilities - 0.1%
Osaka Gas Co Ltd	14,900	535,408
Tokyo Gas Co Ltd	13,200	560,603
TOTAL UTILITIES		1,096,011
TOTAL JAPAN		116,159,213
KOREA (SOUTH) - 2.2%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	4,311	46,522
Entertainment - 0.0%
HYBE Co Ltd	964	173,841
Krafton Inc	1,198	216,779
		390,620
Interactive Media & Services - 0.3%
Kakao Corp	12,900	417,956
NAVER Corp	5,885	850,761
		1,268,717
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	4,405	287,286
TOTAL COMMUNICATION SERVICES		1,993,145
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Hanjin Kal Corp	1,003	77,413
Household Durables - 0.0%
LG Electronics Inc	4,414	427,855
TOTAL CONSUMER DISCRETIONARY		505,268
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Amorepacific Corp	1,233	113,770
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
HD Hyundai Co Ltd	1,815	387,827
SK Innovation Co Ltd (b)	2,839	283,657
TOTAL ENERGY		671,484
Financials - 0.6%
Banks - 0.6%
Hana Financial Group Inc	11,606	1,014,820
KakaoBank Corp	7,008	116,593
KB Financial Group Inc	15,118	1,666,126
Shinhan Financial Group Co Ltd	18,226	1,245,650
Woori Financial Group Inc	27,545	632,172
		4,675,361
Capital Markets - 0.0%
Mirae Asset Securities Co Ltd	8,342	372,913
TOTAL FINANCIALS		5,048,274
Health Care - 0.0%
Pharmaceuticals - 0.0%
SK Biopharmaceuticals Co Ltd (b)	1,311	90,094
Yuhan Corp	2,336	146,657
TOTAL HEALTH CARE		236,751
Industrials - 1.1%
Aerospace & Defense - 0.0%
Hanwha Systems Co Ltd	3,162	254,191
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	1,575	244,747
Electrical Equipment - 0.6%
Doosan Enerbility Co Ltd (b)	18,713	1,641,358
HD Hyundai Electric Co Ltd	978	846,399
LG Energy Solution Ltd (b)	1,952	616,732
LS Electric Co Ltd	3,130	604,963
POSCO Future M Co Ltd	1,495	258,565
		3,968,017
Industrial Conglomerates - 0.5%
LG Corp	3,885	263,876
Samsung C&T Corp	3,545	728,909
SK Inc	1,511	442,668
SK Square Co Ltd (b)	3,858	2,259,773
		3,695,226
Marine Transportation - 0.0%
HMM Co Ltd	9,708	136,190
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	7,703	129,757
TOTAL INDUSTRIALS		8,428,128
Materials - 0.1%
Chemicals - 0.1%
LG Chem Ltd	2,061	561,791
TOTAL KOREA (SOUTH)		17,558,611
KUWAIT - 0.2%
Financials - 0.2%
Banks - 0.2%
Kuwait Finance House KSCP	495,179	1,272,167
LUXEMBOURG - 0.0%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	4,940	342,188
MALAYSIA - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	49,095	92,615
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	110,704	65,579
CELCOMDIGI BHD	148,300	112,135
Maxis Bhd	99,700	87,783
		265,497
TOTAL COMMUNICATION SERVICES		358,112
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
MR DIY Group M Bhd (c)(d)	133,400	56,205
Petronas Dagangan Bhd	12,000	61,142
TOTAL CONSUMER DISCRETIONARY		117,347
Consumer Staples - 0.0%
Food Products - 0.0%
Nestle Malaysia Bhd	3,000	82,014
Financials - 0.4%
Banks - 0.4%
AMMB Holdings Bhd	103,200	159,971
CIMB Group Holdings Bhd	338,305	653,585
Malayan Banking Bhd	252,640	705,797
Public Bank Bhd	608,700	718,042
TOTAL FINANCIALS		2,237,395
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	91,300	202,899
Industrials - 0.0%
Construction & Engineering - 0.0%
Gamuda Bhd	193,347	215,832
Industrial Conglomerates - 0.0%
Sunway Bhd	112,800	152,815
TOTAL INDUSTRIALS		368,647
Materials - 0.1%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	100,100	149,459
Metals & Mining - 0.1%
Press Metal Aluminium Holdings Bhd	155,100	337,194
TOTAL MATERIALS		486,653
Utilities - 0.0%
Gas Utilities - 0.0%
Petronas Gas Bhd	32,900	147,582
Multi-Utilities - 0.0%
YTL Corp Bhd	116,900	60,229
YTL Corp Bhd warrants 6/2/2028 (b)	23,440	4,193
YTL Power International Bhd	127,400	122,789
YTL Power International Bhd warrants 6/2/2028 (b)	14,800	5,651
		192,862
TOTAL UTILITIES		340,444
TOTAL MALAYSIA		4,193,511
MEXICO - 0.7%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV Series B	754,300	1,002,221
Consumer Staples - 0.2%
Beverages - 0.1%
Fomento Economico Mexicano SAB de CV unit	71,500	845,017
Consumer Staples Distribution & Retail - 0.1%
Wal-Mart de Mexico SAB de CV Series V	217,200	684,730
Food Products - 0.0%
Grupo Bimbo SAB de CV	53,900	183,529
TOTAL CONSUMER STAPLES		1,713,276
Financials - 0.1%
Banks - 0.1%
Grupo Financiero Banorte SAB de CV	105,700	1,147,733
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SAB de CV Series B	16,140	404,884
Grupo Aeroportuario del Sureste SAB de CV Series B	7,535	229,623
TOTAL INDUSTRIALS		634,507
Materials - 0.1%
Construction Materials - 0.1%
Cemex SAB de CV unit	631,900	775,926
Real Estate - 0.1%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	118,100	202,754
Industrial REITs - 0.1%
Prologis Property Mexico SA de CV	44,522	203,718
TOTAL REAL ESTATE		406,472
TOTAL MEXICO		5,680,135
NETHERLANDS - 4.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	159,679	853,891
Entertainment - 0.1%
Universal Music Group NV	45,921	962,854
TOTAL COMMUNICATION SERVICES		1,816,745
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Koninklijke Ahold Delhaize NV	37,187	1,746,654
Financials - 0.6%
Banks - 0.4%
ING Groep NV	121,877	3,527,290
Insurance - 0.2%
ASR Nederland NV	6,545	495,920
NN Group NV	10,978	957,306
		1,453,226
TOTAL FINANCIALS		4,980,516
Industrials - 0.1%
Professional Services - 0.1%
Randstad NV	4,369	128,910
Wolters Kluwer NV	9,702	757,197
TOTAL INDUSTRIALS		886,107
Information Technology - 3.0%
Semiconductors & Semiconductor Equipment - 3.0%
ASML Holding NV	16,199	23,416,404
Materials - 0.1%
Chemicals - 0.1%
Akzo Nobel NV	7,132	417,519
TOTAL NETHERLANDS		33,263,945
NEW ZEALAND - 0.1%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	70,264	345,184
Information Technology - 0.1%
Software - 0.1%
Xero Ltd (b)	7,092	416,501
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	37,223	209,210
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	55,236	185,441
TOTAL UTILITIES		394,651
TOTAL NEW ZEALAND		1,156,336
NORWAY - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	25,688	422,833
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	19,809	439,169
Orkla ASA	29,244	360,472
TOTAL CONSUMER STAPLES		799,641
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Aker BP ASA	13,182	513,069
Equinor ASA	32,008	1,302,638
TOTAL ENERGY		1,815,707
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA	36,994	1,120,437
Insurance - 0.0%
Gjensidige Forsikring ASA	8,402	235,427
TOTAL FINANCIALS		1,355,864
Materials - 0.1%
Metals & Mining - 0.1%
Norsk Hydro ASA	57,788	637,778
TOTAL NORWAY		5,031,823
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	2,817	913,187
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	6,912	225,262
TOTAL PERU		1,138,449
PHILIPPINES - 0.0%
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Ayala Corp	10,560	81,155
SM Investments Corp	9,325	92,876
TOTAL INDUSTRIALS		174,031
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	11,700	125,376
TOTAL PHILIPPINES		299,407
POLAND - 0.5%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (b)(c)(d)	33,911	278,273
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Zabka Group SA (b)	16,812	107,278
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ORLEN SA	24,222	888,211
Financials - 0.3%
Banks - 0.3%
Erste Bank Polska SA	1,706	289,918
mBank SA (b)	618	194,617
Powszechna Kasa Oszczednosci Bank Polski SA	36,516	953,398
TOTAL FINANCIALS		1,437,933
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	10,551	188,472
Construction & Engineering - 0.0%
Budimex SA	537	97,480
TOTAL INDUSTRIALS		285,952
Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	2,262	113,605
Materials - 0.1%
Metals & Mining - 0.1%
KGHM Polska Miedz SA (b)	5,843	488,099
TOTAL POLAND		3,599,351
PORTUGAL - 0.2%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	11,839	284,288
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Galp Energia SGPS SA	17,403	407,684
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	130,998	713,842
TOTAL PORTUGAL		1,405,814
QATAR - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	25,231	99,302
Qatar Gas Transport Co Ltd	115,021	135,208
TOTAL ENERGY		234,510
Financials - 0.1%
Banks - 0.1%
Qatar National Bank QPSC	192,656	918,039
TOTAL QATAR		1,152,549
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	24,969	211,354
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(e)	372,050	0
LUKOIL PJSC (b)(e)	13,192	0
TOTAL ENERGY		0
Financials - 0.0%
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (b)(e)	49,350	0
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (b)(c)(e)	26	0
Metals & Mining - 0.0%
Novolipetsk Steel PJSC (b)(e)	47,040	0
Polyus PJSC (b)(e)	10,310	0
		0
TOTAL MATERIALS		0
TOTAL RUSSIA		0
SAUDI ARABIA - 0.5%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	15,794	273,726
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Saudi Arabian Oil Co (c)(d)	252,482	1,868,791
Financials - 0.1%
Banks - 0.1%
Alinma Bank	61,310	397,563
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Dr Sulaiman Al Habib Medical Services Group Co	3,671	237,262
Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	975	57,712
Materials - 0.1%
Chemicals - 0.1%
SABIC Agri-Nutrients Co	9,729	377,954
Saudi Basic Industries Corp	37,536	613,006
TOTAL MATERIALS		990,960
Utilities - 0.1%
Electric Utilities - 0.0%
Saudi Energy Co	34,552	163,432
Independent Power and Renewable Electricity Producers - 0.1%
ACWA Power Co (b)	6,409	287,427
TOTAL UTILITIES		450,859
TOTAL SAUDI ARABIA		4,276,873
SINGAPORE - 0.7%
Financials - 0.3%
Banks - 0.2%
United Overseas Bank Ltd	52,200	1,486,607
Capital Markets - 0.1%
Singapore Exchange Ltd	35,800	612,135
TOTAL FINANCIALS		2,098,742
Industrials - 0.1%
Ground Transportation - 0.0%
Grab Holdings Ltd Class A (b)	99,224	379,036
Industrial Conglomerates - 0.1%
Keppel Ltd	60,800	520,413
TOTAL INDUSTRIALS		899,449
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
STMicroelectronics NV	28,255	1,525,926
Real Estate - 0.1%
Industrial REITs - 0.1%
CapitaLand Ascendas REIT	171,608	337,290
Office REITs - 0.0%
Keppel REIT (f)	6,755	4,755
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	98,501	216,025
TOTAL REAL ESTATE		558,070
Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	37,100	194,698
TOTAL SINGAPORE		5,276,885
SOUTH AFRICA - 1.8%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	72,675	911,846
Vodacom Group Ltd	26,207	222,321
TOTAL COMMUNICATION SERVICES		1,134,167
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Naspers Ltd Class N	32,699	1,770,648
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	14,041	343,584
Clicks Group Ltd	9,880	155,844
Shoprite Holdings Ltd	19,718	332,344
TOTAL CONSUMER STAPLES		831,772
Financials - 0.6%
Banks - 0.4%
Absa Group Ltd	35,429	495,613
Capitec Bank Holdings Ltd	3,633	943,319
Nedbank Group Ltd	18,930	303,584
Standard Bank Group Ltd	54,953	1,057,295
		2,799,811
Financial Services - 0.1%
FirstRand Ltd	210,681	1,115,917
Insurance - 0.1%
Discovery Ltd	24,205	375,510
Sanlam Ltd	75,068	385,626
		761,136
TOTAL FINANCIALS		4,676,864
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	13,373	187,306
Materials - 0.8%
Chemicals - 0.0%
Sasol Ltd (b)	24,248	337,036
Metals & Mining - 0.8%
Anglo American PLC	46,699	2,310,900
Gold Fields Ltd	37,350	1,582,230
Impala Platinum Holdings Ltd	37,737	528,961
Valterra Platinum Ltd	11,071	891,692
		5,313,783
TOTAL MATERIALS		5,650,819
TOTAL SOUTH AFRICA		14,251,576
SPAIN - 1.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (c)(d)	19,926	670,761
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	18,794	1,084,458
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Repsol SA	47,089	1,264,866
Financials - 0.1%
Banks - 0.1%
Banco de Sabadell SA	209,578	811,213
Industrials - 0.2%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	7,410	1,066,221
Transportation Infrastructure - 0.1%
Aena SME SA (c)(d)	31,307	853,918
TOTAL INDUSTRIALS		1,920,139
Utilities - 0.9%
Electric Utilities - 0.9%
Endesa SA	13,260	594,336
Iberdrola SA	268,571	6,296,440
Redeia Corp SA	16,967	296,708
TOTAL UTILITIES		7,187,484
TOTAL SPAIN		12,938,921
SWEDEN - 2.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	98,430	514,498
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	22,836	468,580
TOTAL COMMUNICATION SERVICES		983,078
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (d)	5,540	390,436
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares	20,610	369,902
TOTAL CONSUMER DISCRETIONARY		760,338
Consumer Staples - 0.1%
Household Products - 0.1%
Essity AB B Shares	25,160	666,282
Financials - 0.2%
Banks - 0.1%
Svenska Handelsbanken AB A Shares	60,850	864,675
Capital Markets - 0.1%
EQT AB	20,608	662,027
TOTAL FINANCIALS		1,526,702
Industrials - 1.6%
Building Products - 0.2%
Assa Abloy AB B Shares	41,815	1,591,486
Nibe Industrier AB B Shares	63,425	283,850
		1,875,336
Construction & Engineering - 0.0%
Skanska AB B Shares	14,205	380,790
Machinery - 1.4%
Alfa Laval AB	12,072	716,521
Atlas Copco AB A Shares	112,102	2,115,098
Atlas Copco AB B Shares	65,127	1,092,298
Epiroc AB A Shares	27,584	796,334
Epiroc AB B Shares	16,174	399,762
Indutrade AB	11,409	243,682
Sandvik AB	44,500	1,846,465
SKF AB B Shares	14,223	353,698
Volvo AB B Shares	66,314	2,311,491
		9,875,349
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	10,837	391,330
TOTAL INDUSTRIALS		12,522,805
Materials - 0.1%
Metals & Mining - 0.1%
Boliden AB	11,863	616,872
Paper & Forest Products - 0.0%
Holmen AB B Shares	2,983	102,613
Svenska Cellulosa AB SCA B Shares	25,478	289,750
		392,363
TOTAL MATERIALS		1,009,235
TOTAL SWEDEN		17,468,440
SWITZERLAND - 3.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	1,081	915,187
Consumer Staples - 0.1%
Food Products - 0.1%
Chocoladefabriken Lindt & Spruengli AG	39	477,923
Chocoladefabriken Lindt & Spruengli AG participation certificates	4	516,542
TOTAL CONSUMER STAPLES		994,465
Financials - 0.8%
Banks - 0.0%
Banque Cantonale Vaudoise	1,244	196,149
Capital Markets - 0.1%
Julius Baer Group Ltd	8,593	706,318
Insurance - 0.7%
Swiss Life Holding AG	1,191	1,397,464
Zurich Insurance Group AG	6,108	4,258,622
		5,656,086
TOTAL FINANCIALS		6,558,553
Health Care - 0.3%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	2,115	463,413
Life Sciences Tools & Services - 0.2%
Lonza Group AG	2,930	1,801,427
TOTAL HEALTH CARE		2,264,840
Industrials - 1.2%
Building Products - 0.1%
Geberit AG	1,415	954,742
Electrical Equipment - 0.8%
ABB Ltd	65,420	6,616,563
Machinery - 0.1%
VAT Group AG (c)(d)	1,127	840,905
Marine Transportation - 0.1%
Kuehne + Nagel International AG	2,016	471,393
Professional Services - 0.1%
SGS SA	7,181	777,884
TOTAL INDUSTRIALS		9,661,487
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	6,373	625,922
Materials - 0.4%
Chemicals - 0.4%
DSM-Firmenich AG	7,201	537,834
Givaudan SA	385	1,372,273
Sika AG	6,360	1,173,205
TOTAL MATERIALS		3,083,312
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Swiss Prime Site AG	3,347	579,572
TOTAL SWITZERLAND		24,683,338
TAIWAN - 11.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	159,000	684,872
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	73,000	218,406
Taiwan Mobile Co Ltd	73,000	257,849
		476,255
TOTAL COMMUNICATION SERVICES		1,161,127
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hotai Motor Co Ltd	13,180	199,611
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	24,000	170,180
Food Products - 0.1%
Uni-President Enterprises Corp	201,000	441,665
TOTAL CONSUMER STAPLES		611,845
Financials - 1.0%
Banks - 0.7%
CTBC Financial Holding Co Ltd	698,000	1,158,182
E.Sun Financial Holding Co Ltd	607,495	614,923
First Financial Holding Co Ltd	479,254	439,126
Hua Nan Financial Holdings Co Ltd	377,241	383,943
Mega Financial Holding Co Ltd	495,242	615,117
Shanghai Commercial & Savings Bank Ltd/The	164,000	202,991
SinoPac Financial Holdings Co Ltd	513,666	504,923
Taiwan Cooperative Financial Holding Co Ltd	458,495	333,701
TS Financial Holding Co Ltd	881,349	666,931
		4,919,837
Financial Services - 0.0%
Chailease Holding Co Ltd	63,557	233,675
Insurance - 0.3%
Cathay Financial Holding Co Ltd	397,751	974,045
Fubon Financial Holding Co Ltd	350,661	1,002,596
		1,976,641
TOTAL FINANCIALS		7,130,153
Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp	12,987	272,566
Industrials - 0.1%
Electrical Equipment - 0.0%
Fortune Electric Co Ltd	6,500	185,686
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	135,000	110,555
Marine Transportation - 0.1%
Evergreen Marine Corp Taiwan Ltd	45,157	289,796
Passenger Airlines - 0.0%
China Airlines Ltd	125,000	71,070
Eva Airways Corp	113,000	120,055
		191,125
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	79,000	66,310
TOTAL INDUSTRIALS		843,472
Information Technology - 10.1%
Electronic Equipment, Instruments & Components - 0.7%
Delta Electronics Inc	81,000	5,698,237
Semiconductors & Semiconductor Equipment - 9.3%
Taiwan Semiconductor Manufacturing Co Ltd	1,028,000	71,592,767
United Microelectronics Corp	473,000	1,191,889
		72,784,656
Technology Hardware, Storage & Peripherals - 0.1%
Lite-On Technology Corp	82,000	441,073
TOTAL INFORMATION TECHNOLOGY		78,923,966
Materials - 0.1%
Chemicals - 0.1%
Nan Ya Plastics Corp	215,000	619,096
Metals & Mining - 0.0%
China Steel Corp	493,000	293,658
TOTAL MATERIALS		912,754
TOTAL TAIWAN		90,055,494
THAILAND - 0.3%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Advanced Info Service PCL	11,100	116,111
Advanced Info Service PCL depository receipt	32,400	338,920
TOTAL COMMUNICATION SERVICES		455,031
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Minor International PCL	42,099	26,836
Minor International PCL depository receipt	90,768	57,860
TOTAL CONSUMER DISCRETIONARY		84,696
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
CP ALL PCL	16,000	21,428
CP ALL PCL depository receipt	209,100	280,048
TOTAL CONSUMER STAPLES		301,476
Financials - 0.0%
Banks - 0.0%
Kasikornbank PCL depository receipt	24,400	146,600
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Bangkok Dusit Medical Services PCL	88,900	50,003
Bangkok Dusit Medical Services PCL depository receipt	377,000	212,048
Bumrungrad Hospital Pcl	2,900	16,094
Bumrungrad Hospital Pcl depository receipt	21,600	119,873
TOTAL HEALTH CARE		398,018
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	31,300	49,550
Airports of Thailand PCL depository receipt	147,700	233,819
TOTAL INDUSTRIALS		283,369
Materials - 0.0%
Construction Materials - 0.0%
Siam Cement PCL/The	1,500	11,101
Siam Cement PCL/The depository receipt	31,200	230,893
TOTAL MATERIALS		241,994
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Gulf Development PCL	7,281	12,924
Gulf Development PCL depository receipt	178,393	316,662
TOTAL UTILITIES		329,586
TOTAL THAILAND		2,240,770
TURKEY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	40,600	243,502
Financials - 0.1%
Banks - 0.1%
Akbank TAS	130,781	211,867
Haci Omer Sabanci Holding AS	48,388	102,431
Yapi ve Kredi Bankasi AS (b)	141,356	115,876
TOTAL FINANCIALS		430,174
Industrials - 0.0%
Industrial Conglomerates - 0.0%
KOC Holding AS	31,607	141,440
Passenger Airlines - 0.0%
Turk Hava Yollari AO	23,276	158,789
TOTAL INDUSTRIALS		300,229
TOTAL TURKEY		973,905
UNITED ARAB EMIRATES - 0.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Emirates Telecommunications Group Co PJSC	145,058	734,551
Financials - 0.3%
Banks - 0.3%
Abu Dhabi Commercial Bank PJSC	132,012	495,975
Abu Dhabi Islamic Bank PJSC	60,577	361,506
First Abu Dhabi Bank PJSC	184,349	881,318
TOTAL FINANCIALS		1,738,799
Industrials - 0.0%
Passenger Airlines - 0.0%
Air Arabia PJSC	95,245	128,356
Transportation Infrastructure - 0.0%
Salik Co PJSC	78,053	118,999
TOTAL INDUSTRIALS		247,355
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Emaar Properties PJSC	276,530	888,365
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	252,997	182,527
TOTAL UNITED ARAB EMIRATES		3,791,597
UNITED KINGDOM - 7.7%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
BT Group PLC	249,437	735,017
Interactive Media & Services - 0.0%
Autotrader Group PLC (c)(d)	35,371	237,938
Media - 0.1%
Informa PLC	53,716	579,343
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC	782,104	1,244,443
TOTAL COMMUNICATION SERVICES		2,796,741
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
Pearson PLC	23,864	352,160
Hotels, Restaurants & Leisure - 0.0%
Whitbread PLC	7,087	215,439
Household Durables - 0.0%
Barratt Redrow PLC	57,025	194,213
Specialty Retail - 0.0%
Kingfisher PLC	71,577	281,463
TOTAL CONSUMER DISCRETIONARY		1,043,275
Consumer Staples - 1.3%
Beverages - 0.1%
Coca-Cola Europacific Partners PLC	8,671	820,016
Consumer Staples Distribution & Retail - 0.3%
J Sainsbury PLC	71,666	320,644
Tesco PLC	266,480	1,747,974
		2,068,618
Food Products - 0.0%
Associated British Foods PLC	13,438	334,627
Household Products - 0.2%
Reckitt Benckiser Group PLC	26,917	1,712,692
Personal Care Products - 0.7%
Unilever PLC	91,002	5,306,795
TOTAL CONSUMER STAPLES		10,242,748
Financials - 2.7%
Banks - 2.2%
HSBC Holdings PLC	716,769	13,188,426
Lloyds Banking Group PLC	2,457,359	3,340,296
		16,528,722
Capital Markets - 0.2%
3i Group PLC	41,452	1,441,608
Schroders PLC	30,427	240,140
		1,681,748
Financial Services - 0.0%
M&G PLC	95,556	393,594
Insurance - 0.3%
Admiral Group PLC	10,862	499,284
Aviva PLC	127,596	1,082,733
Legal & General Group PLC	237,678	814,049
Standard Life PLC	29,439	302,847
		2,698,913
TOTAL FINANCIALS		21,302,977
Health Care - 1.6%
Pharmaceuticals - 1.6%
Astrazeneca PLC	64,725	12,284,637
Industrials - 0.7%
Aerospace & Defense - 0.0%
Melrose Industries PLC	52,453	343,673
Commercial Services & Supplies - 0.1%
Rentokil Initial PLC	105,415	710,683
Industrial Conglomerates - 0.1%
Smiths Group PLC	13,238	458,266
Machinery - 0.0%
Spirax Group PLC	3,072	299,638
Professional Services - 0.4%
Intertek Group PLC	6,422	413,954
RELX PLC	75,989	2,771,042
		3,184,996
Trading Companies & Distributors - 0.1%
Bunzl PLC	13,510	445,371
TOTAL INDUSTRIALS		5,442,627
Information Technology - 0.1%
Software - 0.1%
Sage Group PLC/The	39,857	475,360
Real Estate - 0.1%
Diversified REITs - 0.0%
Land Securities Group PLC	29,657	238,629
Industrial REITs - 0.1%
Segro PLC	53,614	507,039
TOTAL REAL ESTATE		745,668
Utilities - 0.7%
Electric Utilities - 0.2%
SSE PLC	50,378	1,803,753
Multi-Utilities - 0.5%
National Grid PLC	207,373	3,712,098
TOTAL UTILITIES		5,515,851
TOTAL UNITED KINGDOM		59,849,884
UNITED STATES - 3.8%
Communication Services - 0.4%
Entertainment - 0.4%
Spotify Technology SA (b)	6,535	2,918,204
Financials - 0.2%
Insurance - 0.2%
Swiss Re AG	12,468	2,009,784
Health Care - 1.8%
Biotechnology - 0.1%
BeOne Medicines Ltd H Shares (b)	35,700	810,360
Health Care Equipment & Supplies - 0.2%
Alcon AG	20,851	1,553,651
Life Sciences Tools & Services - 0.0%
QIAGEN NV (Germany)	8,628	294,016
Pharmaceuticals - 1.5%
Novartis AG	79,347	11,726,667
TOTAL HEALTH CARE		14,384,694
Industrials - 1.4%
Construction & Engineering - 0.2%
Ferrovial SE	21,447	1,471,009
Electrical Equipment - 0.9%
Schneider Electric SE	22,885	7,282,209
Marine Transportation - 0.1%
AP Moller - Maersk A/S Series A	122	286,263
AP Moller - Maersk A/S Series B	165	390,917
		677,180
Trading Companies & Distributors - 0.2%
Sunbelt Rentals Holdings Inc (United Kingdom)	17,371	1,305,740
TOTAL INDUSTRIALS		10,736,138
TOTAL UNITED STATES		30,048,820
TOTAL COMMON STOCKS (Cost $566,979,654)		774,195,796

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA non-voting shares	18,721	321,373
GERMANY - 0.1%
Consumer Staples - 0.1%
Household Products - 0.1%
Henkel AG & Co KGaA non-voting shares	6,673	486,353
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	1,096	279,389
TOTAL GERMANY		765,742
INDIA - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
TVS Motor Co Ltd 6%	33,036	3,582
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $1,052,216)		1,090,697

U.S. Treasury Obligations - 0.1%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (h) (Cost $498,349)	3.64	499,000	498,354

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $7,451,332)	3.69	7,449,842	7,451,332

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $575,981,551)	783,236,179
NET OTHER ASSETS (LIABILITIES) - 0.7%	5,691,980
NET ASSETS - 100.0%	788,928,159

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	50	6/2026	7,615,250	377,013
ICE MSCI Emerging Markets Index Contracts (United States)	52	6/2026	4,248,920	442,048
TMX S&P/TSX 60 Index Contracts (Canada)	4	6/2026	1,168,594	57,461

TOTAL FUTURES CONTRACTS				876,522
The notional amount of long futures as a percentage of Net Assets is 1.6%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $13,648,088 or 1.7% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,917,096 or 1.8% of net assets.

(e)	Level 3 security.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $498,354.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,566,917	96,711,597	100,826,550	309,363	(632)	-	7,451,332	7,449,842	0.0%
Total	11,566,917	96,711,597	100,826,550	309,363	(632)	-	7,451,332

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	52,571,387	11,399,574	41,171,813	-
Consumer Discretionary	67,723,074	9,889,558	57,833,516	-
Consumer Staples	39,165,653	19,165,346	20,000,307	-
Energy	33,939,975	23,328,772	10,611,203	-
Financials	184,039,571	63,326,180	120,686,034	27,357
Health Care	52,999,818	16,378,110	36,621,708	-
Industrials	110,394,158	37,175,104	73,219,054	-
Information Technology	139,437,053	12,432,683	127,004,370	-
Materials	53,309,542	19,823,966	33,340,012	145,564
Real Estate	11,863,367	3,359,509	8,503,858	-
Utilities	28,752,198	7,267,792	21,338,842	145,564

Non-Convertible Preferred Stocks
Consumer Discretionary	3,582	-	3,582	-
Consumer Staples	486,353	486,353	-	-
Financials	321,373	321,373	-	-
Health Care	279,389	279,389	-	-

U.S. Treasury Obligations	498,354	-	498,354	-

Money Market Funds	7,451,332	7,451,332	-	-
Total Investments in Securities:	783,236,179	232,085,041	550,832,653	318,485
Derivative Instruments:

Assets
Futures Contracts	876,522	876,522	-	-
Total Assets	876,522	876,522	-	-
Total Derivative Instruments:	876,522	876,522	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	876,522	-
Total Equity Risk	876,522	-
Total Value of Derivatives	876,522	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $568,530,219)	$775,784,847
Fidelity Central Funds (cost $7,451,332)	7,451,332

Total Investment in Securities (cost $575,981,551)		$783,236,179
Segregated cash with brokers for derivative instruments		115,465
Cash		117,507
Foreign currency held at value (cost $1,567,530)		1,574,479
Receivable for fund shares sold		838,532
Dividends receivable		1,957,634
Reclaims receivable		1,625,469
Distributions receivable from Fidelity Central Funds		44,492
Receivable for variation margin on futures contracts		272,048
Other receivables		3,055
Total assets		789,784,860
Liabilities
Payable for investments purchased on a delayed delivery basis	$24,870
Payable for fund shares redeemed	184,583
Accrued management fee	129,241
Deferred taxes	518,007
Total liabilities		856,701
Net Assets		$788,928,159
Net Assets consist of:
Paid in capital		$626,055,455
Total accumulated earnings (loss)		162,872,704
Net Assets		$788,928,159
Net Asset Value, offering price and redemption price per share ($788,928,159 ÷ 48,060,080 shares)		$16.42
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$8,866,116
Interest		12,938
Income from Fidelity Central Funds		309,363
Income before foreign taxes withheld		$9,188,417
Less foreign taxes withheld		(795,768)
Total income		8,392,649
Expenses
Management fee	$708,943
Independent trustees' fees and expenses	780
Total expenses before reductions	709,723
Expense reductions	(461)
Total expenses after reductions		709,262
Net Investment income (loss)		7,683,387
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $6,018)	(2,045,515)
Fidelity Central Funds	(632)
Foreign currency transactions	(70,452)
Futures contracts	1,739,794
Total net realized gain (loss)		(376,805)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $400,846)	57,631,304
Assets and liabilities in foreign currencies	98,302
Futures contracts	566,382
Total change in net unrealized appreciation (depreciation)		58,295,988
Net gain (loss)		57,919,183
Net increase (decrease) in net assets resulting from operations		$65,602,570
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,683,387	$13,449,294
Net realized gain (loss)	(376,805)	(3,685,252)
Change in net unrealized appreciation (depreciation)	58,295,988	103,818,371
Net increase (decrease) in net assets resulting from operations	65,602,570	113,582,413
Distributions to shareholders	(17,944,990)	(10,921,841)

Share transactions
Proceeds from sales of shares	167,679,211	207,381,737
Reinvestment of distributions	16,615,387	9,771,506
Cost of shares redeemed	(69,602,550)	(135,186,892)

Net increase (decrease) in net assets resulting from share transactions	114,692,048	81,966,351
Total increase (decrease) in net assets	162,349,628	184,626,923

Net Assets
Beginning of period	626,578,531	441,951,608
End of period	$788,928,159	$626,578,531

Other Information
Shares
Sold	10,679,634	15,365,166
Issued in reinvestment of distributions	1,105,482	782,694
Redeemed	(4,422,947)	(10,224,161)
Net increase (decrease)	7,362,169	5,923,699

Financial Highlights
Fidelity® International Sustainability Index Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.40	$12.71	$10.56	$9.59	$13.60	$10.81
Income from Investment Operations
Net investment income (loss) A,B	.17	.35	.31	.31	.29	.30
Net realized and unrealized gain (loss)	1.28	2.62	2.15	.90	(4.04)	2.63
Total from investment operations	1.45	2.97	2.46	1.21	(3.75)	2.93
Distributions from net investment income	(.43)	(.28)	(.31)	(.24)	(.26)	(.14)
Total distributions	(.43)	(.28)	(.31)	(.24)	(.26)	(.14)
Net asset value, end of period	$16.42	$15.40	$12.71	$10.56	$9.59	$13.60
Total Return C,D	9.67%	23.91%	23.62%	12.68%	(28.11)%	27.27%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.20% G	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20 % G	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions, if any	.20% G	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	2.17% G	2.60%	2.57%	2.77%	2.52%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$788,928	$626,579	$441,952	$363,697	$334,086	$404,608
Portfolio turnover rate H	5 % G	14%	14%	22%	23%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity International Sustainability Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund did not recognize dividend income during the period on certain Russian securities due to restrictions imposed by the Russian government on these dividend payments. There is uncertainty regarding the timeline for these restrictions to be lifted and the collectability of these and future dividend payments on Russian securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$244,562,242
Gross unrealized depreciation	(45,982,433)
Net unrealized appreciation (depreciation)	$198,579,809
Tax cost	$585,532,892

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(11,994,554)
Long-term	(29,815,852)
Total capital loss carryforward	$(41,810,406)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Sustainability Index Fund	125,096,214	16,081,910
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $461.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9883819.108
ISY-SANN-0626
Fidelity® Emerging Markets Index Fund
Fidelity® Global ex U.S. Index Fund

Semi-Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The MSCI indexes are the exclusive property of MSCI Inc. ("MSCI"). MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Fidelity. The financial products referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such financial products or any index on which such financial products are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any relevant financial products. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Emerging Markets Index Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
AUSTRALIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Anglogold Ashanti Plc (South Africa)	603,186	56,178,950
BRAZIL - 4.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Brasil SA	961,700	7,622,829
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	1,003,400	5,217,810
TOTAL COMMUNICATION SERVICES		12,840,639
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Ultrapar Participacoes SA	869,300	5,256,036
Vibra Energia SA	1,292,778	8,693,709
TOTAL CONSUMER DISCRETIONARY		13,949,745
Consumer Staples - 0.2%
Beverages - 0.2%
Ambev SA	5,667,800	16,608,057
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	1,574,664	6,976,883
Food Products - 0.0%
MBRF Global Foods Co SA	774,599	2,726,536
TOTAL CONSUMER STAPLES		26,311,476
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Petroleo Brasileiro SA - Petrobras	4,457,697	49,268,904
Petroleo Brasileiro SA - Petrobras (PN)	5,546,400	54,973,406
PRIO SA/Brazil (d)	993,100	13,318,747
TOTAL ENERGY		117,561,057
Financials - 1.7%
Banks - 1.3%
Banco Bradesco SA	1,873,480	6,325,899
Banco Bradesco SA (PN)	6,364,004	24,829,871
Banco do Brasil SA	2,059,100	9,235,553
Itau Unibanco Holding SA	6,480,370	56,522,311
Itausa SA	7,059,072	19,843,750
NU Holdings Ltd/Cayman Islands Class A (d)	4,062,624	58,826,796
		175,584,180
Capital Markets - 0.3%
B3 SA - Brasil Bolsa Balcao	6,308,342	22,969,305
Banco BTG Pactual SA unit	1,435,500	17,202,345
XP Inc Class A	480,250	9,201,590
		49,373,240
Financial Services - 0.0%
StoneCo Ltd Class A	267,132	2,933,109
Insurance - 0.1%
BB Seguridade Participacoes SA	838,900	5,739,718
Caixa Seguridade Participacoes S/A	720,300	2,631,412
Porto Seguro SA	232,700	2,339,782
		10,710,912
TOTAL FINANCIALS		238,601,441
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Rede D'Or Sao Luiz SA (b)(c)	960,320	7,441,229
Industrials - 0.4%
Aerospace & Defense - 0.1%
Embraer SA	842,700	13,110,709
Electrical Equipment - 0.2%
WEG SA	2,011,364	18,221,614
Ground Transportation - 0.1%
Localiza Rent a Car SA	1,101,679	10,214,080
Rumo SA	1,557,700	4,948,225
		15,162,305
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	1,208,700	3,905,489
TOTAL INDUSTRIALS		50,400,117
Information Technology - 0.0%
Software - 0.0%
TOTVS SA	646,100	4,157,023
Materials - 0.6%
Containers & Packaging - 0.0%
Klabin SA	4,703	3,390
Klabin SA unit	961,877	3,395,454
		3,398,844
Metals & Mining - 0.5%
Gerdau SA	1,538,670	7,025,592
Vale SA	4,350,207	71,317,462
		78,343,054
Paper & Forest Products - 0.1%
Suzano SA	833,017	7,374,988
TOTAL MATERIALS		89,116,886
Utilities - 0.6%
Electric Utilities - 0.4%
Axia Energia SA	1,457,365	18,261,945
Axia Energia SA Series B	290,006	4,020,540
Axia Energia SA Series C	429,816	5,203,657
Cia Energetica de Minas Gerais	2,053,274	5,199,737
Cia Paranaense de Energia - Copel	2,321,900	7,455,513
CPFL Energia SA	275,600	2,723,274
Energisa S/A unit	366,010	3,904,166
Equatorial SA	1,431,503	12,234,179
		59,003,011
Independent Power and Renewable Electricity Producers - 0.1%
Eneva SA (d)	1,159,700	6,342,073
Engie Brasil Energia SA	340,770	2,429,942
		8,772,015
Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2,954,865	19,781,448
TOTAL UTILITIES		87,556,474
TOTAL BRAZIL		647,936,087
CHILE - 0.5%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Falabella SA	752,143	4,555,606
Specialty Retail - 0.0%
Empresas Copec SA	467,808	3,276,907
TOTAL CONSUMER DISCRETIONARY		7,832,513
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	1,484,758	3,753,931
Financials - 0.2%
Banks - 0.2%
Banco de Chile	54,470,420	10,211,123
Banco de Credito e Inversiones SA	104,787	7,080,439
Banco Santander Chile	79,093,129	6,324,391
TOTAL FINANCIALS		23,615,953
Industrials - 0.1%
Passenger Airlines - 0.1%
Latam Airlines Group SA	378,507,308	9,001,963
Materials - 0.1%
Chemicals - 0.1%
Sociedad Quimica y Minera de Chile SA Class B (d)	171,086	15,734,679
Paper & Forest Products - 0.0%
Empresas Cmpc SA	1,349,630	1,674,045
TOTAL MATERIALS		17,408,724
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Plaza SA	918,863	4,564,548
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Chile SA	33,118,287	2,973,913
TOTAL CHILE		69,151,545
CHINA - 22.5%
Communication Services - 4.3%
Diversified Telecommunication Services - 0.1%
China Tower Corp Ltd H Shares (b)(c)	5,275,800	7,476,415
Entertainment - 0.5%
37 Interactive Entertainment Network Technology Group Co Ltd A Shares (China)	158,900	502,453
Beijing Enlight Media Co Ltd A Shares (China)	210,200	457,162
China Ruyi Holdings Ltd (d)(e)	14,068,000	2,631,333
Giant Network Group Co Ltd A Shares (China)	139,300	671,558
Kingnet Network Co Ltd A Shares (China)	152,600	404,149
Kingsoft Corp Ltd	1,257,600	3,715,011
Mango Excellent Media Co Ltd A Shares (China)	133,407	381,124
NetEase Cloud Music Inc (b)(c)(d)	104,300	1,540,283
Netease Inc	2,085,950	48,830,389
Tencent Music Entertainment Group Class A ADR	686,422	6,294,490
Zhejiang Century Huatong Group Co Ltd A Shares (China) (d)	529,800	1,246,313
		66,674,265
Interactive Media & Services - 3.7%
Baidu Inc A Shares (d)	2,666,352	42,104,407
Bilibili Inc Z Shares (d)	300,932	6,612,736
Kuaishou Technology B Shares (b)(c)	3,066,200	17,069,017
Kunlun Tech Co Ltd A Shares (China) (d)	90,200	650,319
Meitu Inc (b)(c)	4,394,000	2,365,889
Tencent Holdings Ltd	7,649,900	464,595,760
		533,398,128
Media - 0.0%
Bluefocus Intelligent Communications Group Co Ltd A Shares (China) (d)	257,800	650,405
China Literature Ltd (b)(c)(d)	489,000	1,546,612
Focus Media Information Technology Co Ltd A Shares (China)	1,031,420	952,056
Leo Group Co Ltd A Shares (China) (d)	485,800	462,392
		3,611,465
Wireless Telecommunication Services - 0.0%
China United Network Communications Ltd A Shares (China)	2,251,500	1,494,207
TOTAL COMMUNICATION SERVICES		612,654,480
Consumer Discretionary - 6.0%
Automobile Components - 0.1%
Changzhou Xingyu Automotive Lighting Systems Co Ltd A Shares (China)	20,300	370,844
Fuyao Glass Industry Group Co Ltd A Shares (China)	145,400	1,259,307
Fuyao Glass Industry Group Co Ltd H Shares (b)(c)	724,800	5,521,789
Hesai Group B Shares (e)	140,300	3,159,395
Huayu Automotive Systems Co Ltd A Shares (China)	227,200	621,911
Huizhou Desay Sv Automotive Co Ltd A Shares (China)	42,900	652,052
Ningbo Tuopu Group Co Ltd A Shares (China)	124,950	1,115,152
Sailun Group Co Ltd A Shares (China)	234,100	478,813
Wanxiang Qianchao Co Ltd A Shares (China) (d)	238,300	566,097
Zhejiang Wanfeng Auto Wheel Co Ltd A Shares (China)	150,400	301,723
		14,047,083
Automobiles - 1.0%
Anhui Jianghuai Automobile Group Corp Ltd A Shares (China) (d)	157,000	1,092,388
BAIC BluePark New Energy Technology Co Ltd A Shares (China) (d)	457,000	478,072
BYD Co Ltd A Shares (China)	389,300	5,910,555
BYD Co Ltd H Shares	4,413,700	58,711,779
Chongqing Afari Technology Co Ltd A Shares (China) (d)	324,800	535,314
Chongqing Changan Automobile Co Ltd A Shares (China)	602,276	841,957
Geely Automobile Holdings Ltd	7,833,000	23,296,668
Great Wall Motor Co Ltd A Shares (China)	2,000	5,841
Great Wall Motor Co Ltd H Shares	2,777,500	4,201,064
Guangzhou Automobile Group Co Ltd A Shares (China)	373,500	386,404
Guangzhou Automobile Group Co Ltd H Shares (e)	184,000	66,604
Li Auto Inc A Shares (d)(e)	1,496,648	13,170,847
NIO Inc A Shares (d)	2,219,049	14,318,479
SAIC Motor Corp Ltd A Shares (China)	552,800	1,120,315
Seres Group Co Ltd A Shares (China)	117,400	1,533,159
XPeng Inc A Shares (d)	1,497,652	11,970,006
Yadea Group Holdings Ltd (b)(c)	1,491,185	2,289,081
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)	609,600	3,720,915
		143,649,448
Broadline Retail - 3.4%
Alibaba Group Holding Ltd	20,591,240	339,364,515
CCOOP Group Co Ltd A Shares (China) (d)	1,293,500	332,566
JD.com Inc A Shares	2,862,707	43,370,365
MINISO Group Holding Ltd A Shares	592,364	2,185,731
PDD Holdings Inc Class A ADR (d)	850,324	84,930,361
Vipshop Holdings Ltd Class A ADR	373,289	5,371,629
		475,555,167
Distributors - 0.0%
Zhejiang China Commodities City Group Co Ltd A Shares (China)	394,000	768,450
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group Inc	1,620,910	8,844,499
TAL Education Group Class A ADR (d)	498,705	5,545,600
		14,390,099
Hotels, Restaurants & Leisure - 1.0%
H World Group Ltd ADR	239,763	12,381,361
Haidilao International Holding Ltd (b)(c)(e)	2,003,000	3,694,259
Meituan B Shares (b)(c)(d)	5,964,420	64,172,314
Tongcheng Travel Holdings Ltd (b)	1,550,000	3,537,845
Trip.com Group Ltd (d)	742,312	40,084,086
Yum China Holdings Inc (Hong Kong)	425,537	20,822,913
		144,692,778
Household Durables - 0.1%
Beijing Roborock Technology Co Ltd A Shares (China)	18,557	315,859
Ecovacs Robotics Co Ltd A Shares (China)	41,000	393,029
Gree Electric Appliances Inc of Zhuhai A Shares (China)	202,000	1,186,728
Haier Smart Home Co Ltd A Shares (China)	453,300	1,433,377
Haier Smart Home Co Ltd H Shares	2,900,600	8,192,613
Midea Group Co Ltd A Shares (China)	248,900	2,962,246
Midea Group Co Ltd H Shares	507,600	5,865,649
Sichuan Changhong Electric Co Ltd A Shares (China)	329,500	423,446
		20,772,947
Specialty Retail - 0.1%
China Tourism Group Duty Free Corp Ltd A Shares (China)	134,500	1,298,061
China Tourism Group Duty Free Corp Ltd H Shares (b)(c)(e)	7,100	57,831
Chow Tai Fook Jewellery Group Ltd (e)	2,363,400	3,239,834
Pop Mart International Group Ltd (b)(c)(e)	643,400	13,095,651
		17,691,377
Textiles, Apparel & Luxury Goods - 0.2%
ANTA Sports Products Ltd	1,508,400	15,802,035
Bosideng International Holdings Ltd	5,606,000	3,067,817
Laopu Gold Co Ltd H Shares (e)	33,400	2,384,718
Li Ning Co Ltd	2,788,500	7,259,777
Shenzhou International Group Holdings Ltd	991,300	6,042,394
		34,556,741
TOTAL CONSUMER DISCRETIONARY		866,124,090
Consumer Staples - 0.7%
Beverages - 0.4%
Anhui Gujing Distillery Co Ltd A Shares (China)	29,100	457,365
China Resources Beer Holdings Co Ltd	1,942,878	6,694,585
Eastroc Beverage Group Co Ltd A Shares (China)	37,200	1,111,541
Jiangsu King's Luck Brewery JSC Ltd A Shares (China)	88,600	356,727
Jiangsu Yanghe Distillery Co Ltd A Shares (China)	108,000	779,565
Kweichow Moutai Co Ltd A Shares (China)	90,000	18,256,888
Luzhou Laojiao Co Ltd A Shares (China)	105,800	1,552,696
Nongfu Spring Co Ltd H Shares (b)(c)	2,412,400	14,589,379
Shanxi Xinghuacun Fen Wine Factory Co Ltd A Shares (China)	87,640	1,840,134
Tsingtao Brewery Co Ltd A Shares (China)	52,900	491,601
Tsingtao Brewery Co Ltd H Shares	744,000	5,143,731
Wuliangye Yibin Co Ltd A Shares (China)	279,200	3,975,014
		55,249,226
Consumer Staples Distribution & Retail - 0.1%
Alibaba Health Information Technology Ltd (d)	6,784,000	3,834,006
JD Health International Inc (b)(c)(d)	1,345,900	7,954,123
Yonghui Superstores Co Ltd A Shares (China) (d)	649,600	366,981
		12,155,110
Food Products - 0.2%
Angel Yeast Co Ltd A Shares (China)	61,600	339,370
China Feihe Ltd (b)(c)	4,349,000	1,940,465
China Mengniu Dairy Co Ltd	3,715,000	8,273,349
Foshan Haitian Flavouring & Food Co Ltd A Shares (China)	332,656	1,885,223
Guangdong Haid Group Co Ltd A Shares (China)	119,400	880,964
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	248,623	1,010,957
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	454,000	1,827,930
Muyuan Foods Co Ltd A Shares (China)	392,040	2,573,173
New Hope Liuhe Co Ltd A Shares (China)	316,700	405,640
Tingyi Cayman Islands Holding Corp	2,360,000	3,641,349
Want Want China Holdings Ltd	5,652,000	3,208,647
Wens Foodstuff Group Co Ltd A Shares (China)	477,280	1,149,422
		27,136,489
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (b)(c)(e)	448,800	1,743,066
Hengan International Group Co Ltd	751,500	2,576,412
		4,319,478
Tobacco - 0.0%
Smoore International Holdings Ltd (b)(c)(e)	2,226,000	2,660,881
TOTAL CONSUMER STAPLES		101,521,184
Energy - 0.8%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	2,170,000	2,620,127
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	73,700	1,482,470
		4,102,597
Oil, Gas & Consumable Fuels - 0.8%
China Coal Energy Co Ltd H Shares	2,214,000	4,142,037
China Merchants Energy Shipping Co Ltd A Shares (China)	580,200	1,490,967
China Petroleum & Chemical Corp A Shares (China)	2,282,500	1,804,055
China Petroleum & Chemical Corp H Shares	27,135,000	16,031,082
China Shenhua Energy Co Ltd A Shares (China)	478,500	3,361,804
China Shenhua Energy Co Ltd H Shares	4,042,500	25,111,502
COSCO SHIPPING Energy Transportation Co Ltd A Shares (China)	299,500	945,717
Inner Mongolia Dian Tou Energy Corp Ltd A Shares (China)	161,600	769,171
Inner Mongolia Yitai Coal Co Ltd B Shares	1,118,104	2,976,248
PetroChina Co Ltd A Shares (China)	1,553,000	2,781,295
PetroChina Co Ltd H Shares	25,276,000	38,988,592
Shaanxi Coal Industry Co Ltd A Shares (China)	698,500	2,672,314
Shanxi Coking Coal Energy Group Co Ltd A Shares (China)	411,460	424,189
Shanxi Lu'an Environmental Energy Development Co Ltd A Shares (China)	216,300	513,087
Yankuang Energy Group Co Ltd A Shares (China)	432,475	1,458,830
Yankuang Energy Group Co Ltd H Shares	3,898,600	8,179,885
		111,650,775
TOTAL ENERGY		115,753,372
Financials - 4.3%
Banks - 2.8%
Agricultural Bank of China Ltd A Shares (China)	6,131,900	6,205,934
Agricultural Bank of China Ltd H Shares	33,128,000	25,843,106
Bank of Beijing Co Ltd A Shares (China)	1,532,680	1,188,769
Bank of Changsha Co Ltd A Shares (China)	293,400	428,757
Bank of Chengdu Co Ltd A Shares (China)	307,000	861,581
Bank of China Ltd A Shares (China)	2,870,100	2,415,982
Bank of China Ltd H Shares	85,136,000	55,283,901
Bank of Communications Co Ltd A Shares (China)	3,824,100	3,806,267
Bank of Communications Co Ltd H Shares	10,506,000	9,609,689
Bank of Hangzhou Co Ltd A Shares (China)	523,720	1,334,870
Bank of Jiangsu Co Ltd A Shares (China)	1,322,100	2,185,337
Bank of Nanjing Co Ltd A Shares (China)	891,500	1,533,998
Bank of Ningbo Co Ltd A Shares (China)	475,480	2,330,386
Bank of Shanghai Co Ltd A Shares (China)	1,023,177	1,416,808
Bank of Suzhou Co Ltd A Shares (China)	325,900	409,903
China CITIC Bank Corp Ltd A Shares (China)	876,100	1,078,763
China CITIC Bank Corp Ltd H Shares	9,809,000	10,286,697
China Construction Bank Corp A Shares (China)	1,534,900	2,235,041
China Construction Bank Corp H Shares	115,191,000	130,027,597
China Everbright Bank Co Ltd A Shares (China)	3,352,000	1,532,741
China Merchants Bank Co Ltd A Shares (China)	1,505,100	8,445,427
China Merchants Bank Co Ltd H Shares	4,657,346	28,188,774
China Minsheng Banking Corp Ltd A Shares (China)	2,496,200	1,353,588
China Minsheng Banking Corp Ltd H Shares	8,063,540	3,679,820
China Zheshang Bank Co Ltd A Shares (China)	1,567,980	687,471
Chongqing Rural Commercial Bank Co Ltd A Shares (China)	643,200	691,249
Chongqing Rural Commercial Bank Co Ltd H Shares	2,702,000	2,411,947
CNPC Capital Co Ltd A Shares (China)	604,900	838,350
Huaxia Bank Co Ltd A Shares (China)	957,700	974,106
Industrial & Commercial Bank of China Ltd A Shares (China)	4,751,600	5,178,751
Industrial & Commercial Bank of China Ltd H Shares	77,731,000	70,031,765
Industrial Bank Co Ltd A Shares (China)	1,523,700	4,001,825
Ping An Bank Co Ltd A Shares (China)	1,403,900	2,364,855
Postal Savings Bank of China Co Ltd A Shares (China)	2,260,800	1,692,106
Postal Savings Bank of China Co Ltd H Shares (b)(c)	10,607,000	6,820,536
Shanghai Pudong Development Bank Co Ltd A Shares (China)	2,289,400	3,109,087
Shanghai Rural Commercial Bank Co Ltd A Shares (China)	695,900	914,615
		401,400,399
Capital Markets - 0.4%
Beijing Compass Technology Development Co Ltd A Shares (China)	43,800	635,183
BOC International China Co Ltd A Shares (China)	199,300	364,184
Caitong Securities Co Ltd A Shares (China)	329,490	400,314
Capital Securities Co Ltd A Shares (China)	128,000	312,850
Changjiang Securities Co Ltd A Shares (China)	396,100	466,250
China CITIC Financial Asset Management Co Ltd H Shares (b)(c)(d)	16,888,000	1,605,380
China Galaxy Securities Co Ltd A Shares (China)	519,500	977,049
China Galaxy Securities Co Ltd H Shares	4,197,000	4,475,227
China Great Wall Securities Co Ltd A Shares (China)	288,300	376,907
China International Capital Corp Ltd A Shares (China)	210,600	1,061,476
China International Capital Corp Ltd H Shares (b)(c)	2,166,800	5,656,849
China Merchants Securities Co Ltd A Shares (China)	531,700	1,227,628
CITIC Securities Co Ltd A Shares (China)	877,495	3,511,348
CITIC Securities Co Ltd H Shares	1,881,925	6,681,648
CSC Financial Co Ltd A Shares (China)	309,600	1,047,449
Dongxing Securities Co Ltd A Shares (China)	232,300	451,298
East Money Information Co Ltd A Shares (China)	1,134,717	3,398,953
Everbright Securities Co Ltd A Shares (China)	280,800	626,632
Founder Securities Co Ltd A Shares (China)	590,400	622,885
GF Securities Co Ltd A Shares (China)	436,100	1,360,721
GF Securities Co Ltd H Shares	1,245,800	2,824,383
Guolian Minsheng Securities Co Ltd A Shares (China)	376,000	532,525
Guosen Securities Co Ltd A Shares (China)	487,300	767,110
Guotai Haitong Securities Co Ltd A Shares (China)	1,012,750	2,399,026
Guotai Haitong Securities Co Ltd H Shares (b)(c)	2,311,688	3,966,588
Guoyuan Securities Co Ltd A Shares (China)	309,310	334,108
Hithink RoyalFlush Information Network Co Ltd A Shares (China)	54,120	1,874,344
Huatai Securities Co Ltd A Shares (China)	528,700	1,490,491
Huatai Securities Co Ltd H Shares (b)(c)	1,641,200	3,405,549
Industrial Securities Co Ltd A Shares (China)	619,010	551,845
Orient Securities Co Ltd/China A Shares (China) (f)	536,408	733,735
SDIC Capital Co Ltd A Shares (China)	456,600	449,984
Shenwan Hongyuan Group Co Ltd A Shares (China)	1,614,500	1,124,430
Sinolink Securities Co Ltd A Shares (China)	268,100	353,943
SooChow Securities Co Ltd A Shares (China)	354,945	419,383
Tianfeng Securities Co Ltd A Shares (China) (d)	716,400	378,113
Western Securities Co Ltd A Shares (China)	321,100	338,996
Zheshang Securities Co Ltd A Shares (China)	330,300	478,263
Zhongtai Securities Co Ltd A Shares (China)	567,800	502,090
		58,185,137
Financial Services - 0.0%
Far East Horizon Ltd	2,873,000	2,753,869
Insurance - 1.1%
China Life Insurance Co Ltd A Shares (China)	201,700	1,086,785
China Life Insurance Co Ltd H Shares	8,911,000	32,873,162
China Pacific Insurance Group Co Ltd A Shares (China)	492,500	2,697,298
China Pacific Insurance Group Co Ltd H Shares	3,157,400	13,783,214
China Taiping Insurance Holdings Co Ltd	1,722,377	4,924,100
New China Life Insurance Co Ltd A Shares (China)	150,700	1,428,593
New China Life Insurance Co Ltd H Shares	1,113,500	7,312,625
People's Insurance Co Group of China Ltd/The A Shares (China)	695,800	735,118
People's Insurance Co Group of China Ltd/The H Shares	10,423,000	7,131,591
PICC Property & Casualty Co Ltd H Shares	8,263,840	14,927,491
Ping An Insurance Group Co of China Ltd A Shares (China)	762,494	6,653,152
Ping An Insurance Group Co of China Ltd H Shares	8,033,000	65,293,050
		158,846,179
TOTAL FINANCIALS		621,185,584
Health Care - 1.0%
Biotechnology - 0.4%
3SBio Inc (b)(c)	2,185,000	6,535,637
Akeso Inc (b)(c)(d)	772,000	13,542,397
Beijing Wantai Biological Pharmacy Enterprise Co Ltd A Shares (China) (d)	75,507	436,170
Chongqing Zhifei Biological Products Co Ltd A Shares (China) (d)	170,250	379,119
Imeik Technology Development Co Ltd A Shares (China)	21,600	364,148
Innovent Biologics Inc (b)(c)(d)	1,766,000	20,622,347
Remegen Co Ltd H Shares (b)(c)(d)(e)	224,500	2,910,442
Shanghai RAAS Blood Products Co Ltd A Shares (China)	483,700	394,218
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (d)	58,500	3,538,500
		48,722,978
Health Care Equipment & Supplies - 0.0%
APT Medical Inc A Shares (China)	10,045	352,734
Jiangsu Yuyue Medical Equipment & Supply Co Ltd A Shares (China)	72,800	312,935
Shandong Weigao Group Medical Polymer Co Ltd H Shares	2,958,000	1,303,673
Shanghai United Imaging Healthcare Co Ltd A Shares (China)	59,468	959,437
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	87,300	2,161,964
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	57,000	403,503
		5,494,246
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co Ltd A Shares (China)	671,471	1,061,756
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd A Shares (China)	105,200	349,176
Huadong Medicine Co Ltd A Shares (China)	126,880	622,318
Shanghai Pharmaceuticals Holding Co Ltd A Shares (China)	196,200	491,597
Shanghai Pharmaceuticals Holding Co Ltd H Shares	18,900	28,477
Sinopharm Group Co Ltd H Shares	1,613,200	3,837,420
		6,390,744
Life Sciences Tools & Services - 0.3%
Genscript Biotech Corp (d)	1,440,000	2,563,745
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	23,900	194,458
Hangzhou Tigermed Consulting Co Ltd H Shares (b)(c)	3,800	19,668
Pharmaron Beijing Co Ltd A Shares (China)	99,325	429,089
Pharmaron Beijing Co Ltd H Shares (b)(c)	12,375	33,410
Wuxi Apptec Co Ltd A Shares (China)	180,144	2,920,969
Wuxi Apptec Co Ltd H Shares (b)(c)	456,622	8,021,897
Wuxi Biologics Cayman Inc (b)(c)(d)	4,208,500	17,981,855
WuXi XDC Cayman Inc (d)	451,000	3,424,548
XtalPi Holdings Ltd (d)(e)	2,063,000	2,535,390
		38,125,029
Pharmaceuticals - 0.3%
Beijing Tong Ren Tang Co Ltd A Shares (China)	98,500	403,803
Changchun High-Tech Industry Group Co Ltd A Shares (China)	29,300	365,919
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	120,694	458,490
CSPC Innovation Pharmaceutical Co Ltd A Shares (China)	100,660	448,676
CSPC Pharmaceutical Group Ltd	9,659,840	10,525,135
Haisco Pharmaceutical Group Co Ltd A Shares (China) (d)	66,600	575,453
Hansoh Pharmaceutical Group Co Ltd (b)(c)	1,814,000	8,688,459
Hebei Changshan Biochemical Pharmaceutical CO Ltd A Shares (China) (d)	65,800	399,489
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	458,175	3,631,901
Kangmei Pharmaceutical Co Ltd rights (d)(f)	9,108	0
Shanghai Allist Pharmaceuticals Co Ltd A Shares (China)	32,472	442,304
Shanghai Fosun Pharmaceutical Group Co Ltd A Shares (China)	140,600	514,325
Shanghai Fosun Pharmaceutical Group Co Ltd H Shares	19,000	46,632
Shenzhen Salubris Pharmaceuticals Co Ltd A Shares (China)	79,900	602,269
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	114,400	580,235
Sino Biopharmaceutical Ltd	12,357,000	8,601,262
Yunnan Baiyao Group Co Ltd A Shares (China)	129,300	1,006,411
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	43,300	910,510
		38,201,273
TOTAL HEALTH CARE		136,934,270
Industrials - 1.3%
Aerospace & Defense - 0.0%
AECC Aviation Power Co Ltd A Shares (China)	191,400	1,300,099
AviChina Industry & Technology Co Ltd H Shares	3,353,000	1,477,107
Kuang-Chi Technologies Co Ltd A Shares (China) (d)	154,900	892,117
		3,669,323
Air Freight & Logistics - 0.2%
J&T Global Express Ltd B Shares (d)	2,846,800	3,564,591
JD Logistics Inc (b)(c)(d)	2,391,700	4,658,056
SF Holding Co Ltd A Shares (China)	344,300	1,875,125
YTO Express Group Co Ltd A Shares (China)	245,900	775,388
ZTO Express Cayman Inc A Shares	501,699	12,712,477
		23,585,637
Building Products - 0.0%
Beijing New Building Materials PLC A Shares (China)	122,600	466,360
Commercial Services & Supplies - 0.0%
Zhejiang Weiming Environment Protection Co Ltd A Shares (China)	122,790	387,101
Construction & Engineering - 0.1%
China Energy Engineering Corp Ltd A Shares (China)	2,511,300	1,043,327
China National Chemical Engineering Co Ltd A Shares (China)	440,000	555,456
China Railway Group Ltd A Shares (China)	1,486,300	1,107,996
China Railway Group Ltd H Shares	5,018,000	2,432,633
China State Construction Engineering Corp Ltd A Shares (China)	2,985,380	2,149,712
China State Construction International Holdings Ltd	1,583,000	1,838,613
Metallurgical Corp of China Ltd A Shares (China)	1,292,400	557,956
Power Construction Corp of China Ltd A Shares (China)	1,237,200	1,015,589
Sichuan Road and Bridge Group Co Ltd A Shares (China)	520,000	624,427
		11,325,709
Electrical Equipment - 0.4%
China XD Electric Co Ltd A Shares (China)	368,700	919,049
CNGR Advanced Material Co Ltd A Shares (China)	67,320	632,860
Contemporary Amperex Technology Co Ltd A Shares (China)	316,380	20,325,204
Contemporary Amperex Technology Co Ltd H Shares (e)	152,427	12,047,223
Dongfang Electric Corp Ltd A Shares (China)	219,200	1,258,579
Eve Energy Co Ltd A Shares (China)	149,055	1,595,674
GEM Co Ltd A Shares (China)	364,800	491,998
Goldwind Science & Technology Co Ltd A Shares (China)	248,200	1,007,622
Goneo Group Co Ltd A Shares (China)	65,535	431,088
Gotion High-Tech Co Ltd A Shares (China)	130,300	704,802
Jiangsu Zhongtian Technology Co Ltd A Shares (China)	245,200	1,197,419
JL Mag Rare-Earth Co Ltd A Shares (China) (d)	81,600	395,730
NARI Technology Co Ltd A Shares (China)	577,994	2,204,676
Ningbo Deye Technology Co Ltd A Shares (China)	65,291	1,446,542
Ningbo Orient Wires & Cables Co Ltd A Shares (China)	49,500	451,457
Ningbo Sanxing Medical Electric Co Ltd A Shares (China)	100,900	297,481
Shanghai Electric Group Co Ltd A Shares (China) (d)	905,900	1,077,452
Shenzhen Megmeet Electrical Co Ltd (China) (d)	41,600	740,577
Sungrow Power Supply Co Ltd A Shares (China)	149,040	3,033,316
Sunwoda Electronic Co Ltd A Shares (China)	132,600	537,226
TBEA Co Ltd A Shares (China)	363,470	1,439,874
Wolong Electric Group Co Ltd A Shares (China)	112,600	626,430
Zhejiang Chint Electrics Co Ltd A Shares (China)	154,400	742,769
Zhejiang Huayou Cobalt Co Ltd A Shares (China)	136,350	1,343,671
		54,948,719
Ground Transportation - 0.0%
Daqin Railway Co Ltd A Shares (China)	1,459,300	1,135,305
Industrial Conglomerates - 0.1%
CITIC Ltd	4,884,000	8,116,502
Machinery - 0.4%
Airtac International Group	167,551	7,847,836
China CSSC Holdings Ltd A Shares (China)	541,200	3,317,391
CRRC Corp Ltd A Shares (China)	1,755,400	1,537,021
CRRC Corp Ltd H Shares	5,243,000	3,490,042
Haitian International Holdings Ltd	767,000	2,080,981
Jiangsu Hengli Hydraulic Co Ltd A Shares (China)	96,476	1,494,301
RoboTechnik Intelligent Technology Co Ltd A Shares (China) (d)	12,000	856,465
Sany Heavy Industry Co Ltd A Shares (China)	609,300	1,821,561
Shandong Himile Mechanical Science & Technology Co Ltd A Shares (China)	57,600	739,980
Shenzhen Envicool Technology Co Ltd A Shares (China)	69,700	975,550
Shenzhen Inovance Technology Co Ltd A Shares (China)	97,450	983,074
Sinotruk Hong Kong Ltd	827,000	4,067,774
UBTech Robotics Corp Ltd H Shares (d)	259,200	3,553,630
Weichai Power Co Ltd A Shares (China)	486,500	2,239,372
Weichai Power Co Ltd H Shares	2,327,200	11,568,250
XCMG Construction Machinery Co Ltd A Shares (China)	843,800	1,233,681
Yutong Bus Co Ltd A Shares (China)	159,500	833,766
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	134,400	932,428
Zhuzhou CRRC Times Electric Co Ltd A Shares (China)	61,235	436,085
Zhuzhou CRRC Times Electric Co Ltd H Shares	530,400	2,423,489
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	319,900	373,858
Zoomlion Heavy Industry Science and Technology Co Ltd H Shares (e)	208,000	209,474
		53,016,009
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd A Shares (China)	908,610	1,883,304
COSCO SHIPPING Holdings Co Ltd H Shares (e)	3,095,550	5,697,407
		7,580,711
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (d)	810,700	801,196
Air China Ltd H Shares (d)	180,000	108,271
China Eastern Airlines Corp Ltd A Shares (China) (d)	1,220,000	773,980
China Southern Airlines Co Ltd A Shares (China) (d)	673,200	534,684
China Southern Airlines Co Ltd H Shares (d)	196,000	99,691
Hainan Airlines Holding Co Ltd A Shares (China) (d)	3,069,400	679,805
Spring Airlines Co Ltd A Shares (China)	70,200	486,040
		3,483,667
Professional Services - 0.0%
Kanzhun Ltd ADR	451,151	6,099,562
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (b)(c)	250,000	2,567,086
Transportation Infrastructure - 0.1%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	3,529,400	2,535,296
China Merchants Expressway Network & Technology Holdings Co Ltd A Shares (China)	406,500	560,218
China Merchants Port Holdings Co Ltd	1,509,283	3,001,935
Jiangsu Expressway Co Ltd H Shares	1,464,000	1,991,975
Shanghai International Airport Co Ltd A Shares (China)	89,800	358,964
		8,448,388
TOTAL INDUSTRIALS		184,830,079
Information Technology - 2.2%
Communications Equipment - 0.3%
BYD Electronic International Co Ltd (e)	943,500	3,224,272
CICT Mobile Communication Technology Co Ltd A Shares (China) (d)	245,410	706,419
Fiberhome Telecommunication Technologies Co Ltd A Shares (China) (d)	97,400	670,953
Guangzhou Haige Communications Group Inc Co A Shares (China)	177,700	421,016
Hengtong Optic-electric Co Ltd A Shares (China)	177,100	1,717,777
QuantumCTek Co Ltd A Shares (China) (d)	7,340	617,380
Shenzhen Sunway Communication Co Ltd A Shares (China) (d)	69,400	932,613
Suzhou TFC Optical Communication Co Ltd A Shares (China)	55,912	2,529,558
Yangtze Optical Fibre & Cable Joint Stock Ltd Co H Shares (b)(c)	479,500	12,363,391
Yealink Network Technology Corp Ltd A Shares (China)	90,530	485,103
Zhongji Innolight Co Ltd A Shares (China)	79,880	10,094,799
ZTE Corp A Shares (China) (d)	293,900	1,585,769
ZTE Corp H Shares (d)(e)	894,880	2,872,671
		38,221,721
Electronic Equipment, Instruments & Components - 0.5%
Aac Technologies Holdings Inc	933,000	4,321,084
Accelink Technologies Co Ltd A Shares (China)	57,900	1,233,668
Avary Holding Shenzhen Co Ltd A Shares (China)	166,500	1,777,674
BOE Technology Group Co Ltd A Shares (China)	2,615,100	1,568,089
Chaozhou Three-Circle Group Co Ltd A Shares (China)	137,600	1,747,587
China Railway Signal & Communication Corp Ltd A Shares (China)	520,153	391,610
Eoptolink Technology Inc Ltd A Shares (China)	71,500	5,539,411
Everdisplay Optronics Shanghai Co Ltd A Shares (China) (d)	988,339	328,299
Founder Technology Group Corp A Shares (China) (d)	308,000	532,232
Foxconn Industrial Internet Co Ltd A Shares (China)	951,696	8,843,309
GoerTek Inc A Shares (China)	251,200	911,285
Hgtech Co Ltd A Shares (China)	72,300	1,271,291
Lens Technology Co Ltd A Shares (China)	358,200	1,365,836
Lingyi iTech Guangdong Co A Shares (China)	524,000	1,088,972
Luxshare Precision Industry Co Ltd A Shares (China)	523,628	5,203,276
Maxscend Microelectronics Co Ltd A Shares (China)	38,376	561,452
Ofilm Group Co Ltd A Shares (China) (d)	238,700	305,709
Shanghai BOCHU Electronic Technology Corp Ltd A Shares (China)	20,807	433,845
Shannon Semiconductor Technology Co Ltd A Shares (China) (d)	33,400	865,819
Shengyi Electronics Co Ltd A Shares (China) (d)	49,830	811,138
Shengyi Technology Co Ltd A Shares (China)	174,600	1,980,866
Shennan Circuits Co Ltd A Shares (China)	47,932	2,221,799
Shenzhen Everwin Precision Technology Co Ltd A Shares (China) (d)	97,800	480,653
Shenzhen Kinwong Electronic Co Ltd A Shares (China) (d)	70,900	739,051
Sunny Optical Technology Group Co Ltd	852,600	7,019,124
SUPCON Technology Co Ltd A Shares (China)	56,943	664,530
Suzhou Dongshan Precision Manufacturing Co Ltd A Shares (China)	131,700	3,632,918
TCL Technology Group Corp A Shares (China)	1,492,190	935,271
Unisplendour Corp Ltd A Shares (China)	205,203	967,787
Universal Scientific Industrial Shanghai Co Ltd A Shares (China)	136,600	761,565
Victory Giant Technology Huizhou Co Ltd A Shares (China)	62,600	3,061,700
Wingtech Technology Co Ltd A Shares (China) (d)	89,500	368,583
Wuhan Guide Infrared Co Ltd A Shares (China) (d)	307,869	671,545
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	138,390	2,108,442
Zhejiang Dahua Technology Co Ltd A Shares (China)	238,300	648,759
		65,364,179
IT Services - 0.0%
GDS Holdings Ltd A Shares (d)	1,347,600	7,112,045
Isoftstone Information Technology Group Co Ltd A Shares (China)	74,100	430,453
Range Intelligent Computing Technology Group Co Ltd A Shares (China)	97,800	1,288,842
		8,831,340
Semiconductors & Semiconductor Equipment - 0.5%
ACM Research Shanghai Inc A Shares (China)	17,315	394,696
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	45,014	2,502,675
Amlogic Shanghai Co Ltd A Shares (China) (d)	30,315	472,813
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	12,038	444,337
Bestechnic Shanghai Co Ltd A Shares (China)	12,207	305,471
Biwin Storage Technology Co Ltd A Shares (China) (d)	33,576	1,329,003
Cambricon Technologies Corp Ltd A Shares (China) (d)	30,068	7,568,654
China Resources Microelectronics Ltd A Shares (China)	95,558	798,033
CSI Solar Co Ltd A Shares (China)	261,742	558,462
Dosilicon Co Ltd A Shares (China) (d)	31,846	679,038
GalaxyCore Inc A Shares (China)	153,816	312,051
GCL Technology Holdings Ltd (d)	29,235,000	3,382,240
Gigadevice Semiconductor Inc A Shares (China)	48,084	2,236,664
Guobo Electronics Co Ltd A Shares (China) (d)	28,593	515,979
Hangzhou Chang Chuan Technology Co Ltd A Shares (China) (d)	45,600	1,169,030
Hangzhou First Applied Material Co Ltd A Shares (China)	187,757	517,372
Hangzhou Silan Microelectronics Co Ltd A Shares (China)	118,900	506,240
Hua Hong Semiconductor Ltd (b)(c)(d)	876,000	12,904,062
Hua Hong Semiconductor Ltd A Shares (China) (d)	29,386	614,990
Hwatsing Technology Co Ltd A Shares (China)	25,477	742,449
Hygon Information Technology Co Ltd A Shares (China)	167,058	7,340,896
Ingenic Semiconductor Co Ltd A Shares (China)	34,700	637,890
JA Solar Technology Co Ltd A Shares (China) (d)	237,572	379,794
JCET Group Co Ltd A Shares (China)	128,400	865,025
Jinko Solar Co Ltd A Shares (China) (d)	718,512	703,188
LONGi Green Energy Technology Co Ltd A Shares (China) (d)	545,048	1,320,136
Loongson Technology Corp Ltd (China) (d)	28,835	705,496
Montage Technology Co Ltd A Shares (China)	82,431	2,118,542
National Silicon Industry Group Co Ltd A Shares (China) (d)	237,512	722,913
NAURA Technology Group Co Ltd A Shares (China)	52,105	4,125,473
Nexchip Semiconductor Corp A Shares (China)	143,896	717,885
OmniVision Integrated Circuits Group Inc A Shares (China)	86,635	1,254,210
Piotech Inc A Shares (China)	20,317	1,333,192
Rockchip Electronics Co Ltd A Shares (China)	30,300	818,503
Sanan Optoelectronics CO Ltd A Shares (China)	358,200	719,016
SG Micro Corp A Shares (China)	44,377	601,151
Shenzhen Goodix Technology Co Ltd A Shares (China)	33,900	323,773
Shenzhen Techwinsemi Technology Co Ltd A Shares (China)	16,300	1,278,998
Skyverse Technology Co Ltd A Shares (China) (d)	25,237	731,484
Suzhou Maxwell Technologies Co Ltd A Shares (China)	20,100	708,891
TCL Zhonghuan Renewable Energy Technology Co Ltd A Shares (China) (d)	289,775	368,956
Tianshui Huatian Technology Co Ltd A Shares (China)	231,100	446,232
TongFu Microelectronics Co Ltd A Shares (China)	108,900	827,940
Tongwei Co Ltd A Shares (China) (d)	323,400	829,572
Trina Solar Co Ltd A Shares (China) (d)	168,269	429,507
Unigroup Guoxin Microelectronics Co Ltd A Shares (China)	61,119	697,349
United Nova Technology Co Ltd A Shares (China) (d)	604,131	613,591
Verisilicon Microelectronics Shanghai Co Ltd A Shares (China) (d)	37,773	1,576,012
Xinjiang Daqo New Energy Co Ltd A Shares (China) (d)	154,784	508,492
Xinyi Solar Holdings Ltd	5,478,756	2,016,892
Yuanjie Semiconductor Technology Co Ltd A Shares (China) (d)	6,125	1,430,314
Zhejiang Jingsheng Mechanical & Electrical Co Ltd A Shares (China)	94,100	589,460
		75,695,032
Software - 0.2%
360 Security Technology Inc A Shares (China)	502,600	825,985
Beijing Kingsoft Office Software Inc A Shares (China)	33,244	1,232,030
China National Software & Service Co Ltd A Shares (China) (d)	66,610	369,486
Empyrean Technology Co Ltd A Shares (China)	32,400	423,454
Geovis Technology Co Ltd A Shares (China) (d)	58,037	483,933
Horizon Robotics A Shares (d)(e)	5,998,200	5,643,777
Hundsun Technologies Inc A Shares (China)	136,152	537,825
Iflytek Co Ltd A Shares (China)	166,000	1,170,235
Jiangsu Hoperun Software Co Ltd A Shares (China)	56,900	379,354
Kingdee International Software Group Co Ltd (d)	3,613,000	3,997,181
Pony AI Inc A Shares	232,200	2,276,497
Sangfor Technologies Inc A Shares (China)	30,200	522,352
SenseTime Group Inc Class B Shares (b)(c)(d)(e)	33,467,000	8,553,410
Shanghai Baosight Software Co Ltd A Shares (China)	153,745	512,721
Shanghai Stonehill Technology Co Ltd A Shares (China) (d)	407,300	517,274
Yonyou Network Technology CO Ltd A Shares (China) (d)	244,838	420,761
		27,866,275
Technology Hardware, Storage & Peripherals - 0.7%
Anker Innovations Technology Co Ltd A Shares (China)	38,510	710,205
China Greatwall Technology Group Co Ltd A Shares (China) (d)	231,200	671,388
Huaqin Co Ltd A Shares (China)	60,700	927,582
IEIT Systems Co Ltd A Shares (China)	105,496	1,085,148
Lenovo Group Ltd	9,656,000	14,519,939
Sharetronic Data Technology Co Ltd A Shares (China)	34,860	1,340,414
Shenzhen Longsys Electronics Co Ltd (China) (d)	25,100	1,501,884
Shenzhen Transsion Holdings Co Ltd A Shares (China)	82,643	700,230
Xiaomi Corp B Shares (b)(c)(d)	20,639,600	77,443,950
		98,900,740
TOTAL INFORMATION TECHNOLOGY		314,879,287
Materials - 1.2%
Chemicals - 0.2%
Ganfeng Lithium Group Co Ltd A Shares (China)	110,600	1,447,631
Ganfeng Lithium Group Co Ltd H Shares (b)(c)(e)	584,600	6,288,024
Guangzhou Tinci Materials Technology Co Ltd A Shares (China)	146,200	1,302,191
Hengli Petrochemical Co Ltd A Shares (China)	504,740	1,641,314
Hoshine Silicon Industry Co Ltd A Shares (China)	70,300	461,628
Huafon Chemical Co Ltd A Shares (China)	356,100	614,980
Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd A Shares (China)	605,700	497,452
Jiangsu Eastern Shenghong Co Ltd A Shares (China) (d)	472,600	921,899
Kingfa Sci & Tech Co Ltd A Shares (China) (d)	189,500	478,432
LB Group Co Ltd A Shares (China)	169,973	421,704
Ningxia Baofeng Energy Group Co Ltd A Shares (China)	526,900	2,387,944
Qinghai Salt Lake Industry Co Ltd A Shares (China) (d)	380,400	2,206,885
Rongsheng Petrochemical Co Ltd A Shares (China)	716,100	1,467,659
Satellite Chemical Co Ltd A Shares (China)	241,556	1,049,162
Shandong Hualu Hengsheng Chemical Co Ltd A Shares (China)	152,420	866,284
Shanghai Putailai New Energy Technology Group Co Ltd A Shares (China)	153,364	818,292
Sinoma Science & Technology Co Ltd A Shares (China)	120,500	980,745
Tianhe Chemicals Group Ltd (d)(f)	376,000	0
Tianqi Lithium Corp A Shares (China) (d)	106,000	1,250,901
Wanhua Chemical Group Co Ltd A Shares (China)	224,800	2,958,074
Yunnan Energy New Material Group Co Ltd A Shares (China) (d)	70,600	863,951
Yunnan Yuntianhua Co Ltd A Shares (China)	131,000	696,765
Zangge Mining Co Ltd A Shares (China)	113,000	1,491,091
Zhejiang Juhua Co Ltd A Shares (China)	193,800	1,044,564
Zhejiang Longsheng Group Co Ltd A Shares (China)	232,700	448,286
Zhejiang NHU Co Ltd A Shares (China)	220,728	1,127,702
		33,733,560
Construction Materials - 0.1%
Anhui Conch Cement Co Ltd A Shares (China)	277,100	858,945
Anhui Conch Cement Co Ltd H Shares	1,497,000	3,750,646
China Jushi Co Ltd A Shares (China)	287,604	1,460,984
China National Building Material Co Ltd H Shares	4,452,000	2,901,140
		8,971,715
Metals & Mining - 0.9%
Aluminum Corp of China Ltd A Shares (China)	955,000	1,649,671
Aluminum Corp of China Ltd H Shares	4,482,000	6,564,147
Baiyin Nonferrous Group Co Ltd A Shares (China) (d)	532,200	597,172
Baoshan Iron & Steel Co Ltd A Shares (China)	1,571,200	1,454,863
Chengtun Mining Group Co Ltd A Shares (China) (d)	221,500	451,395
Chifeng Jilong Gold Mining Co A Shares (China)	119,500	671,659
China Gold International Resources Corp Ltd	284,900	6,119,754
China Hongqiao Group Ltd	3,423,000	14,489,728
China Nonferrous Mining Corp Ltd	1,637,000	2,846,258
China Northern Rare Earth Group High-Tech Co Ltd A Shares (China)	260,000	2,028,550
China Rare Earth Resources And Technology Co Ltd A Shares (China) (d)	76,500	613,627
China Tungsten And Hightech Materials Co Ltd A Shares (China) (d)	163,800	1,408,869
Citic Pacific Special Steel Group Co Ltd A Shares (China)	241,800	541,518
CMOC Group Ltd A Shares (China)	1,238,900	3,419,793
CMOC Group Ltd H Shares	4,497,000	10,282,365
Guangdong HEC Technology Holding Co Ltd A Shares (China) (d)	216,400	1,130,519
Henan Shenhuo Coal Industry & Electricity Power Co Ltd A Shares (China)	161,800	767,895
Hunan Valin Steel Co Ltd A Shares (China)	497,000	339,067
Inner Mongolia BaoTou Steel Union Co Ltd A Shares (China)	3,251,800	1,290,871
Inner Mongolia Xingye Silver&Tin Mining Co Ltd A Shares (China) (d)	127,700	806,351
Jiangxi Copper Co Ltd A Shares (China)	150,600	1,014,518
Jiangxi Copper Co Ltd H Shares	1,244,000	5,912,070
Jinduicheng Molybdenum Co Ltd A Shares (China)	232,600	671,148
MMG Ltd (d)	5,088,000	5,489,372
Shandong Gold Mining Co Ltd A Shares (China)	298,084	1,513,624
Shandong Gold Mining Co Ltd H Shares (b)(c)	1,072,500	3,928,672
Shandong Hongqiao Aluminum Industry Holding Co Ltd A Shares (China)	218,800	803,999
Shandong Nanshan Aluminum Co Ltd A Shares (China)	827,300	655,431
Shanjin International Gold Co Ltd A Shares (China)	199,580	767,276
Sinomine Resource Group Co Ltd A Shares (China)	51,900	694,414
Tianshan Aluminum Group Co Ltd A Shares (China)	332,800	818,979
Tongling Nonferrous Metals Group Co Ltd A Shares (China)	963,800	877,689
Western Mining Co Ltd A Shares (China)	171,100	748,512
Western Superconducting Technologies Co Ltd A Shares (China)	46,725	444,801
Xiamen Tungsten Co Ltd A Shares (China)	114,200	972,425
Yunnan Aluminium Co Ltd A Shares (China)	249,400	1,173,453
Yunnan Tin Co Ltd A Shares (China)	118,300	618,679
Zhaojin Mining Industry Co Ltd H Shares	2,070,500	7,607,646
Zhongjin Gold Corp Ltd A Shares (China)	348,300	1,336,761
Zijin Mining Group Co Ltd A Shares (China)	1,478,800	7,287,946
Zijin Mining Group Co Ltd H Shares	7,176,000	33,325,357
		134,136,844
Paper & Forest Products - 0.0%
Shandong Sun Paper Industry JSC Ltd A Shares (China)	201,700	435,567
TOTAL MATERIALS		177,277,686
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
C&D International Investment Group Ltd (e)	1,072,928	2,040,898
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	646,300	824,319
China Overseas Land & Investment Ltd	4,589,000	7,882,414
China Resources Land Ltd	3,843,744	16,149,620
China Resources Mixc Lifestyle Services Ltd (b)(c)	820,200	4,953,668
China Vanke Co Ltd A Shares (China) (d)	695,100	399,002
Hainan Airport Infrastructure Co Ltd A Shares (China)	820,800	435,786
KE Holdings Inc A Shares	2,445,754	13,580,372
Longfor Group Holdings Ltd (b)(c)(e)	2,554,853	2,645,365
Poly Developments and Holdings Group Co Ltd A Shares (China)	856,900	772,708
Shanghai Zhangjiang High-Tech Park Development Co Ltd A Shares (China)	110,600	597,241
TOTAL REAL ESTATE		50,281,393
Utilities - 0.4%
Gas Utilities - 0.1%
Beijing Enterprises Holdings Ltd	603,000	2,388,156
China Gas Holdings Ltd	3,260,200	3,024,167
China Resources Gas Group Ltd	1,109,900	2,666,262
ENN Energy Holdings Ltd	949,300	7,441,862
ENN Natural Gas Co Ltd A Shares (China)	184,900	553,011
Kunlun Energy Co Ltd	4,670,000	4,494,154
		20,567,612
Independent Power and Renewable Electricity Producers - 0.3%
CGN Power Co Ltd A Shares (China)	55,800	37,487
CGN Power Co Ltd H Shares (b)(c)	12,603,000	5,615,387
China Longyuan Power Group Corp Ltd H Shares	2,971,000	2,531,389
China National Nuclear Power Co Ltd A Shares (China)	1,471,800	1,940,300
China Power International Development Ltd	4,430,563	1,851,884
China Resources Power Holdings Co Ltd	2,475,691	6,104,952
China Three Gorges Renewables Group Co Ltd A Shares (China)	2,044,000	1,225,980
China Yangtze Power Co Ltd A Shares (China)	1,756,200	7,082,917
Datang International Power Generation Co Ltd A Shares (China)	883,300	539,933
GD Power Development Co Ltd A Shares (China)	1,273,300	884,674
Hanergy Mobile Energy Holding Group Co Ltd (d)(f)	1,618,000	1
Huadian Power International Corp Ltd A Shares (China)	703,300	514,615
Huaneng Power International Inc A Shares (China)	724,900	743,019
Huaneng Power International Inc H Shares	4,972,000	3,980,525
SDIC Power Holdings Co Ltd A Shares (China)	570,200	1,147,309
Shanghai Electric Power Co Ltd A Shares (China)	202,000	504,224
Shenergy Co Ltd A Shares (China)	348,000	462,188
Sichuan Chuantou Energy Co Ltd A Shares (China)	348,400	782,095
Wintime Energy Group Co Ltd A Shares (China) (d)	1,561,400	406,240
Zhejiang Zheneng Electric Power Co Ltd A Shares (China)	796,600	666,260
		37,021,379
Water Utilities - 0.0%
Guangdong Investment Ltd	3,522,000	3,700,327
TOTAL UTILITIES		61,289,318
TOTAL CHINA		3,242,730,743
COLOMBIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Grupo Cibest SA	306,243	6,349,604
Grupo Cibest SA ADR	2,415	164,679
TOTAL FINANCIALS		6,514,283
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	530,189	4,100,470
TOTAL COLOMBIA		10,614,753
CZECH REPUBLIC - 0.1%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	91,172	4,853,251
Moneta Money Bank AS (b)(c)	306,325	2,696,573
TOTAL FINANCIALS		7,549,824
Utilities - 0.1%
Electric Utilities - 0.1%
CEZ AS	161,072	9,279,623
TOTAL CZECH REPUBLIC		16,829,447
EGYPT - 0.1%
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	1,790,429	1,329,632
Financials - 0.1%
Banks - 0.1%
Commercial International Bank - Egypt (CIB)	3,033,786	7,638,216
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	861,447	1,511,950
TOTAL EGYPT		10,479,798
GREECE - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	192,118	4,096,959
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Allwyn AG	221,757	3,166,929
Specialty Retail - 0.1%
FF Group (d)(f)	1,035	0
JUMBO SA	137,179	3,741,643
		3,741,643
TOTAL CONSUMER DISCRETIONARY		6,908,572
Financials - 0.4%
Banks - 0.4%
Alpha Bank SA	1,942,063	7,793,955
Eurobank SA	3,045,944	13,155,530
National Bank of Greece SA	1,041,227	16,405,834
Piraeus Bank SA	1,332,902	12,436,665
TOTAL FINANCIALS		49,791,984
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	221,160	4,674,755
TOTAL GREECE		65,472,270
HONG KONG - 0.1%
Industrials - 0.0%
Marine Transportation - 0.0%
Orient Overseas International Ltd	158,500	2,767,107
Materials - 0.1%
Metals & Mining - 0.1%
Zijin Gold International Co Ltd	256,500	5,066,782
TOTAL HONG KONG		7,833,889
HUNGARY - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	491,470	6,550,976
Financials - 0.3%
Banks - 0.3%
OTP Bank Nyrt	268,340	35,975,529
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	167,661	7,062,136
TOTAL HUNGARY		49,588,641
INDIA - 11.7%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd (d)	1,571,332	6,811,615
Tata Communications Ltd	134,887	2,255,562
		9,067,177
Interactive Media & Services - 0.0%
Info Edge India Ltd	427,279	4,403,323
Wireless Telecommunication Services - 0.5%
Bharti Airtel Ltd	3,073,600	61,443,467
Vodafone Idea Ltd (d)	32,373,816	3,503,745
		64,947,212
TOTAL COMMUNICATION SERVICES		78,417,712
Consumer Discretionary - 1.4%
Automobile Components - 0.2%
Balkrishna Industries Ltd	92,529	2,116,978
Bharat Forge Ltd	286,247	5,706,350
Bosch Ltd	8,831	3,359,955
MRF Ltd	2,794	3,832,439
Samvardhana Motherson International Ltd	5,054,314	6,500,774
Tube Investments of India Ltd	127,394	3,967,040
		25,483,536
Automobiles - 0.8%
Bajaj Auto Ltd	80,377	8,492,550
Eicher Motors Ltd	164,315	12,364,351
Hero MotoCorp Ltd	143,891	7,775,732
Hyundai Motor India Ltd	194,809	3,748,785
Mahindra & Mahindra Ltd	1,117,047	36,637,522
Maruti Suzuki India Ltd	150,680	21,258,895
Tata Motors Passenger Vehicles Limited	2,425,937	8,771,898
TVS Motor Co Ltd	284,400	10,532,288
		109,582,021
Broadline Retail - 0.0%
Vishal Mega Mart Ltd (d)	2,793,132	3,618,036
Hotels, Restaurants & Leisure - 0.2%
Eternal Ltd (d)	2,890,576	7,584,918
Indian Hotels Co Ltd/The	1,024,093	6,896,228
Jubilant Foodworks Ltd	473,801	2,397,860
Swiggy Ltd (d)	1,653,647	4,745,335
		21,624,341
Household Durables - 0.0%
Dixon Technologies India Ltd (b)	43,468	5,147,746
Specialty Retail - 0.0%
FSN E-Commerce Ventures Ltd (d)	1,370,599	3,846,851
Trent Ltd	217,126	9,532,774
		13,379,625
Textiles, Apparel & Luxury Goods - 0.2%
Kalyan Jewellers India Ltd	494,788	2,166,091
Page Industries Ltd	7,376	2,870,360
Titan Co Ltd	425,553	19,756,932
		24,793,383
TOTAL CONSUMER DISCRETIONARY		203,628,688
Consumer Staples - 0.7%
Beverages - 0.1%
United Spirits Ltd	348,628	4,884,259
Varun Beverages Ltd	1,620,422	8,826,786
		13,711,045
Consumer Staples Distribution & Retail - 0.1%
Avenue Supermarts Ltd (b)(c)(d)	194,919	9,463,076
Food Products - 0.2%
Britannia Industries Ltd	129,847	7,896,449
Marico Ltd	622,309	5,094,526
Nestle India Ltd	808,674	12,459,109
Tata Consumer Products Ltd	711,106	8,593,519
		34,043,603
Personal Care Products - 0.2%
Colgate-Palmolive India Ltd	146,689	3,249,986
Dabur India Ltd	637,956	2,976,855
Godrej Consumer Products Ltd	490,075	5,539,591
Hindustan Unilever Ltd	985,310	23,424,433
		35,190,865
Tobacco - 0.1%
ITC Ltd	3,603,516	11,998,532
TOTAL CONSUMER STAPLES		104,407,121
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Bharat Petroleum Corp Ltd	1,820,144	5,795,890
Coal India Ltd	2,216,335	11,272,803
Hindustan Petroleum Corp Ltd	1,147,268	4,547,802
Indian Oil Corp Ltd	3,386,419	5,098,182
Oil & Natural Gas Corp Ltd	3,769,942	11,951,679
Oil India Ltd	585,389	3,039,588
Petronet LNG Ltd	899,319	2,631,454
Reliance Industries Ltd	7,295,427	110,649,720
TOTAL ENERGY		154,987,118
Financials - 3.4%
Banks - 2.3%
AU Small Finance Bank Ltd (b)(c)	662,449	7,116,146
Axis Bank Ltd	2,752,586	36,920,735
Bank of Baroda	1,239,794	3,459,203
Canara Bank	2,175,307	3,104,813
HDFC Bank Ltd	13,637,673	111,547,945
ICICI Bank Ltd	6,339,158	85,064,343
IDFC First Bank Ltd	4,306,873	3,177,653
IndusInd Bank Ltd (d)	690,886	6,708,432
Kotak Mahindra Bank Ltd	6,553,068	26,614,877
Punjab National Bank	2,756,537	3,193,461
State Bank of India	2,211,819	25,018,879
Union Bank of India Ltd	1,830,183	3,219,127
Yes Bank Ltd (d)	18,813,839	3,975,916
		319,121,530
Capital Markets - 0.1%
BSE Ltd	239,059	9,233,897
HDFC Asset Management Co Ltd (b)(c)	230,698	6,619,712
		15,853,609
Consumer Finance - 0.5%
Bajaj Finance Ltd	3,354,112	33,316,513
Cholamandalam Investment and Finance Co Ltd	505,242	8,375,856
L&T Finance Ltd	1,049,157	3,108,806
Muthoot Finance Ltd	144,256	5,227,435
SBI Cards & Payment Services Ltd	341,827	2,332,204
Shriram Finance Ltd	1,690,308	16,811,794
Sundaram Finance Ltd	79,840	3,827,211
		72,999,819
Financial Services - 0.3%
Aditya Birla Capital Ltd (d)	939,596	3,439,075
Bajaj Finserv Ltd	459,039	8,491,443
Bajaj Holdings & Investment Ltd	32,017	3,481,877
Jio Financial Services Ltd	3,425,375	8,931,216
One 97 Communications Ltd (d)	459,733	5,343,016
Power Finance Corp Ltd	1,776,739	8,435,162
REC Ltd	1,416,506	5,318,764
		43,440,553
Insurance - 0.2%
HDFC Life Insurance Co Ltd (b)(c)	1,162,914	7,223,650
ICICI Lombard General Insurance Co Ltd (b)(c)	292,458	5,456,032
ICICI Prudential Life Insurance Co Ltd (b)(c)	433,495	2,353,044
PB Fintech Ltd (d)	415,584	7,333,861
SBI Life Insurance Co Ltd (b)(c)	540,508	10,381,250
		32,747,837
TOTAL FINANCIALS		484,163,348
Health Care - 0.7%
Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd	129,279	10,435,911
Fortis Healthcare Ltd	588,893	5,759,950
Max Healthcare Institute Ltd	933,120	9,818,234
		26,014,095
Life Sciences Tools & Services - 0.0%
Divi's Laboratories Ltd	143,199	9,853,622
Pharmaceuticals - 0.5%
Alkem Laboratories Ltd	57,309	3,270,606
Aurobindo Pharma Ltd	312,979	4,605,837
Cipla Ltd/India	677,678	9,391,893
Dr Reddy's Laboratories Ltd	649,988	9,078,013
Lupin Ltd	301,074	7,359,478
Mankind Pharma Ltd	148,139	3,526,240
Sun Pharmaceutical Industries Ltd	1,149,871	22,027,575
Torrent Pharmaceuticals Ltd	141,922	6,270,425
Zydus Lifesciences Ltd	241,234	2,280,259
		67,810,326
TOTAL HEALTH CARE		103,678,043
Industrials - 1.3%
Aerospace & Defense - 0.2%
Bharat Electronics Ltd	4,379,339	19,993,394
Hindustan Aeronautics Ltd (b)	240,383	11,037,119
		31,030,513
Building Products - 0.0%
Astral Ltd	144,976	2,346,557
Supreme Industries Ltd	76,197	2,927,969
		5,274,526
Construction & Engineering - 0.3%
Larsen & Toubro Ltd	807,341	34,297,078
Rail Vikas Nigam Ltd (b)	623,649	1,968,546
Voltas Ltd	257,613	3,901,198
		40,166,822
Electrical Equipment - 0.4%
ABB India Ltd	63,464	4,848,228
Bharat Heavy Electricals Ltd	1,459,373	5,441,291
CG Power & Industrial Solutions Ltd	848,828	7,292,440
GE Vernova T&D India Ltd	153,395	7,216,225
Havells India Ltd	263,119	3,446,117
Hitachi Energy India Ltd	16,020	5,690,788
Polycab India Ltd	63,123	5,421,690
Siemens Energy India Ltd	106,661	3,704,837
Suzlon Energy Ltd (d)	12,315,909	7,260,751
		50,322,367
Industrial Conglomerates - 0.0%
Siemens Ltd (d)	106,763	4,303,082
Machinery - 0.2%
Ashok Leyland Ltd	3,517,658	6,046,348
Cummins India Ltd	166,135	9,256,464
Tata Motors Ltd /new (d)	2,426,108	10,600,810
		25,903,622
Passenger Airlines - 0.1%
InterGlobe Aviation Ltd (b)(c)	226,814	10,359,051
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	193,558	4,937,807
Transportation Infrastructure - 0.1%
Adani Ports & Special Economic Zone Ltd	646,465	11,359,400
GMR Airports Ltd (d)	3,151,060	3,220,181
		14,579,581
TOTAL INDUSTRIALS		186,877,371
Information Technology - 0.9%
IT Services - 0.9%
HCL Technologies Ltd	1,137,815	14,472,381
Infosys Ltd	3,885,638	48,918,693
LTM Ltd (b)(c)	88,765	4,025,158
Mphasis Ltd	148,328	3,581,268
Persistent Systems Ltd	132,259	6,757,826
Tata Consultancy Services Ltd	1,083,533	28,435,534
Tech Mahindra Ltd	645,602	10,092,157
Wipro Ltd	3,140,843	6,692,668
		122,975,685
Semiconductors & Semiconductor Equipment - 0.0%
WAAREE Energies Ltd	103,372	3,416,295
Software - 0.0%
Oracle Financial Services Software Ltd	26,046	2,691,673
TOTAL INFORMATION TECHNOLOGY		129,083,653
Materials - 1.0%
Chemicals - 0.3%
Asian Paints Ltd	459,626	11,927,051
Coromandel International Ltd	141,306	2,964,880
PI Industries Ltd	90,908	2,932,901
Pidilite Industries Ltd	365,947	5,327,435
Solar Industries India Ltd	32,511	5,310,920
SRF Ltd	177,401	4,736,640
UPL Ltd	605,857	4,122,209
		37,322,036
Construction Materials - 0.2%
Ambuja Cements Ltd	743,251	3,495,784
Grasim Industries Ltd	326,379	9,652,036
Shree Cement Ltd	10,868	2,778,936
UltraTech Cement Ltd	141,278	17,335,306
		33,262,062
Metals & Mining - 0.5%
APL Apollo Tubes Ltd	216,296	4,361,663
Hindalco Industries Ltd	1,615,456	17,749,054
Jindal Stainless Ltd	395,100	3,210,778
Jindal Steel Ltd	427,819	5,536,275
JSW Steel Ltd	732,282	9,803,931
NMDC Ltd	3,691,002	3,533,039
Tata Steel Ltd	8,972,680	20,065,122
Vedanta Aluminium Metal Ltd (f)	1,639,564	2,090,699
Vedanta Iron and Steel Ltd (f)	1,639,564	2,090,699
Vedanta Ltd	1,639,564	4,708,653
		73,149,913
TOTAL MATERIALS		143,734,011
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
DLF Ltd	889,191	5,535,110
Godrej Properties Ltd (d)	180,172	3,498,822
Lodha Developers Ltd (b)(c)	358,610	3,418,267
Oberoi Realty Ltd	152,401	2,695,278
Phoenix Mills Ltd/The	235,412	4,390,379
Prestige Estates Projects Ltd	206,189	3,089,163
TOTAL REAL ESTATE		22,627,019
Utilities - 0.5%
Electric Utilities - 0.2%
Power Grid Corp of India Ltd	5,568,423	18,752,438
Tata Power Co Ltd/The	1,910,914	8,993,073
Torrent Power Ltd	210,764	3,878,651
		31,624,162
Gas Utilities - 0.0%
GAIL India Ltd	2,755,355	4,766,640
Independent Power and Renewable Electricity Producers - 0.3%
Adani Power Ltd (d)	3,462,361	8,147,448
JSW Energy Ltd	521,778	3,097,503
Malco Energy Ltd (f)	1,639,564	2,090,699
NHPC Ltd	3,597,306	3,166,333
NTPC Ltd	5,225,173	22,064,084
Talwandi Sabo Power Ltd (f)	1,639,564	2,090,699
		40,656,766
TOTAL UTILITIES		77,047,568
TOTAL INDIA		1,688,651,652
INDONESIA - 0.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telkom Indonesia Persero Tbk PT	59,251,700	9,692,570
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (d)	1,069,813,208	3,340,283
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	22,373,300	1,712,198
Food Products - 0.0%
Charoen Pokphand Indonesia Tbk PT	8,830,900	2,062,115
TOTAL CONSUMER STAPLES		3,774,313
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Dian Swastatika Sentosa Tbk PT (d)	29,998,600	2,810,170
Petrindo Jaya Kreasi Tbk PT (d)	26,920,700	1,872,065
United Tractors Tbk PT	1,788,600	3,025,679
TOTAL ENERGY		7,707,914
Financials - 0.4%
Banks - 0.4%
Bank Central Asia Tbk PT	66,453,600	22,530,445
Bank Mandiri Persero Tbk PT	44,722,900	11,379,811
Bank Negara Indonesia Persero Tbk PT	17,889,600	3,854,475
Bank Rakyat Indonesia Persero Tbk PT	81,710,685	14,135,508
TOTAL FINANCIALS		51,900,239
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Astra International Tbk PT	24,248,500	8,400,628
Materials - 0.1%
Chemicals - 0.0%
Barito Pacific Tbk PT (d)	28,061,230	2,981,464
Chandra Asri Pacific Tbk PT	10,359,300	3,176,113
		6,157,577
Metals & Mining - 0.1%
Amman Mineral Internasional PT (d)	17,364,400	5,124,017
Bumi Resources Minerals Tbk PT (d)	67,912,600	3,162,598
		8,286,615
TOTAL MATERIALS		14,444,192
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Barito Renewables Energy Tbk PT (d)	9,605,700	2,491,680
TOTAL INDONESIA		101,751,819
KOREA (SOUTH) - 17.8%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	127,335	1,374,144
Entertainment - 0.1%
HYBE Co Ltd	28,037	5,056,012
Krafton Inc	34,058	6,162,811
		11,218,823
Interactive Media & Services - 0.3%
Kakao Corp	371,048	12,021,849
NAVER Corp	169,112	24,447,554
		36,469,403
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	126,036	8,219,825
TOTAL COMMUNICATION SERVICES		57,282,195
Consumer Discretionary - 0.9%
Automobile Components - 0.2%
Hankook Tire & Technology Co Ltd	89,012	3,604,932
Hyundai Mobis Co Ltd	70,647	20,563,608
		24,168,540
Automobiles - 0.6%
Hyundai Motor Co	159,476	58,174,685
Kia Corp	280,615	29,128,916
		87,303,601
Hotels, Restaurants & Leisure - 0.0%
Hanjin Kal Corp (e)	27,985	2,159,926
Household Durables - 0.1%
LG Electronics Inc	126,809	12,291,756
TOTAL CONSUMER DISCRETIONARY		125,923,823
Consumer Staples - 0.2%
Food Products - 0.0%
Samyang Foods Co Ltd (e)	4,961	4,533,147
Personal Care Products - 0.1%
Amorepacific Corp	35,030	3,232,275
APR Corp/Korea (e)	29,146	8,422,816
		11,655,091
Tobacco - 0.1%
KT&G Corp	113,081	13,720,763
TOTAL CONSUMER STAPLES		29,909,001
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
HD Hyundai Co Ltd	52,067	11,125,607
S-Oil Corp	53,950	4,941,607
SK Innovation Co Ltd (d)	80,996	8,092,664
TOTAL ENERGY		24,159,878
Financials - 1.4%
Banks - 1.0%
Hana Financial Group Inc	333,433	29,155,130
Industrial Bank of Korea	334,172	5,155,358
KakaoBank Corp	199,862	3,325,119
KB Financial Group Inc	434,118	47,843,326
Shinhan Financial Group Co Ltd	523,445	35,774,663
Woori Financial Group Inc	791,494	18,165,208
		139,418,804
Capital Markets - 0.2%
Korea Investment Holdings Co Ltd	50,057	8,278,341
Mirae Asset Securities Co Ltd (e)	239,484	10,705,681
NH Investment & Securities Co Ltd	170,656	3,938,090
		22,922,112
Financial Services - 0.0%
Meritz Financial Group Inc (d)	94,404	7,190,374
Insurance - 0.2%
DB Insurance Co Ltd	55,127	6,313,363
Samsung Fire & Marine Insurance Co Ltd	35,823	11,258,825
Samsung Life Insurance Co Ltd	95,828	16,402,982
		33,975,170
TOTAL FINANCIALS		203,506,460
Health Care - 0.5%
Biotechnology - 0.4%
Alteogen Inc	48,065	12,215,037
Celltrion Inc	179,824	24,651,573
Samsung Episholdings Co Ltd (e)	8,939	3,322,916
		40,189,526
Health Care Equipment & Supplies - 0.0%
HLB Inc (d)(e)	142,114	5,923,480
Life Sciences Tools & Services - 0.1%
Samsung Biologics Co Ltd (b)(c)(d)	13,864	13,911,686
Pharmaceuticals - 0.0%
SK Biopharmaceuticals Co Ltd (d)	37,486	2,576,089
Yuhan Corp	66,987	4,205,537
		6,781,626
TOTAL HEALTH CARE		66,806,318
Industrials - 3.2%
Aerospace & Defense - 0.5%
Hanwha Aerospace Co Ltd	40,149	38,812,678
Hanwha Systems Co Ltd (e)	90,523	7,277,085
Korea Aerospace Industries Ltd	87,579	10,098,058
LIG Defense&Aerospace Co Ltd	15,812	10,197,106
		66,384,927
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	44,919	6,980,179
Construction & Engineering - 0.1%
Hyundai Engineering & Construction Co Ltd	93,379	10,408,129
Electrical Equipment - 1.2%
Doosan Enerbility Co Ltd (d)	537,160	47,115,464
Ecopro BM Co Ltd	58,566	8,299,427
Ecopro Co Ltd (e)	121,979	12,849,021
HD Hyundai Electric Co Ltd	28,071	24,293,731
Hyosung Heavy Industries Corp	6,702	18,169,811
LG Energy Solution Ltd (d)(e)	56,050	17,708,925
LS Electric Co Ltd	89,841	17,364,357
POSCO Future M Co Ltd (e)	42,603	7,368,343
		153,169,079
Industrial Conglomerates - 0.8%
Doosan Co Ltd	8,729	9,699,008
LG Corp	110,910	7,533,219
Samsung C&T Corp	101,824	20,936,639
SK Inc	43,429	12,723,128
SK Square Co Ltd (d)	110,762	64,877,380
		115,769,374
Machinery - 0.6%
Hanwha Ocean Co Ltd (d)	165,173	14,873,262
HD Hyundai Heavy Industries Co Ltd (e)	44,011	20,627,316
HD Hyundai Marine Solution Co Ltd	18,801	3,421,158
HD Korea Shipbuilding & Offshore Engineering Co Ltd	50,876	16,032,944
Hyundai Rotem Co Ltd	91,522	16,855,604
Samsung Heavy Industries Co Ltd (d)	843,408	18,696,662
		90,506,946
Marine Transportation - 0.0%
HMM Co Ltd	282,402	3,961,718
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	220,457	3,713,591
Trading Companies & Distributors - 0.0%
Posco International Corp	63,238	3,755,831
TOTAL INDUSTRIALS		454,649,774
Information Technology - 10.7%
Electronic Equipment, Instruments & Components - 0.5%
LG Display Co Ltd (d)	359,045	3,017,075
Samsung Electro-Mechanics Co Ltd	67,109	38,746,562
Samsung SDI Co Ltd (d)	72,401	34,509,726
		76,273,363
IT Services - 0.0%
Samsung SDS Co Ltd	50,986	5,808,162
Semiconductors & Semiconductor Equipment - 4.2%
Hanmi Semiconductor Co Ltd (e)	51,383	13,101,422
SK Hynix Inc	654,063	587,016,957
		600,118,379
Technology Hardware, Storage & Peripherals - 6.0%
Samsung Electronics Co Ltd	5,672,619	859,709,903
TOTAL INFORMATION TECHNOLOGY		1,541,909,807
Materials - 0.3%
Chemicals - 0.1%
LG Chem Ltd	59,185	16,132,749
Metals & Mining - 0.2%
POSCO Holdings Inc	87,253	27,696,336
TOTAL MATERIALS		43,829,085
Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	307,555	9,274,074
TOTAL KOREA (SOUTH)		2,557,250,415
KUWAIT - 0.6%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	2,331,856	4,322,465
Financials - 0.6%
Banks - 0.6%
Boubyan Bank KSCP	1,982,059	4,376,644
Gulf Bank KSCP	2,517,904	2,775,836
Kuwait Finance House KSCP	14,106,573	36,241,277
National Bank of Kuwait SAKP	10,447,086	29,217,867
Warba Bank KSCP	2,839,970	2,687,581
TOTAL FINANCIALS		75,299,205
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	843,539	2,756,932
TOTAL KUWAIT		82,378,602
LUXEMBOURG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Reinet Investments SCA (South Africa)	164,222	5,668,678
MALAYSIA - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	1,354,993	2,556,123
Wireless Telecommunication Services - 0.1%
Axiata Group Berhad	3,293,541	1,951,046
CELCOMDIGI BHD	4,212,000	3,184,826
Maxis Bhd	2,812,500	2,476,328
		7,612,200
TOTAL COMMUNICATION SERVICES		10,168,323
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
MR DIY Group M Bhd (b)(c)	3,968,050	1,671,845
Petronas Dagangan Bhd	357,900	1,823,571
TOTAL CONSUMER DISCRETIONARY		3,495,416
Consumer Staples - 0.1%
Food Products - 0.1%
IOI Corp Bhd	3,015,000	3,307,052
Kuala Lumpur Kepong Bhd	601,116	3,238,722
Nestle Malaysia Bhd	84,300	2,304,579
QL Resources Bhd	1,964,425	1,895,348
SD Guthrie Bhd	2,487,956	3,916,558
TOTAL CONSUMER STAPLES		14,662,259
Financials - 0.6%
Banks - 0.6%
AMMB Holdings Bhd	2,984,300	4,626,010
CIMB Group Holdings Bhd	9,700,720	18,741,211
Hong Leong Bank Bhd	780,400	4,410,750
Malayan Banking Bhd	7,239,481	20,224,827
Public Bank Bhd	17,447,000	20,581,039
RHB Bank Bhd	2,093,903	4,295,124
TOTAL FINANCIALS		72,878,961
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	2,649,500	5,888,068
Industrials - 0.1%
Construction & Engineering - 0.1%
Gamuda Bhd	5,606,949	6,259,001
Industrial Conglomerates - 0.0%
Sunway Bhd	3,261,300	4,418,227
Marine Transportation - 0.0%
MISC Bhd	1,604,000	3,385,435
TOTAL INDUSTRIALS		14,062,663
Materials - 0.1%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	2,874,600	4,292,052
Metals & Mining - 0.1%
Press Metal Aluminium Holdings Bhd	4,442,600	9,658,395
TOTAL MATERIALS		13,950,447
Utilities - 0.1%
Electric Utilities - 0.1%
Tenaga Nasional Bhd	3,139,800	11,511,706
Gas Utilities - 0.0%
Petronas Gas Bhd	948,030	4,252,663
Multi-Utilities - 0.0%
YTL Corp Bhd	3,471,100	1,788,369
YTL Corp Bhd warrants 6/2/2028 (d)	708,000	126,660
YTL Power International Bhd	3,626,300	3,495,040
YTL Power International Bhd warrants 6/2/2028 (d)	527,400	201,374
		5,611,443
TOTAL UTILITIES		21,375,812
TOTAL MALAYSIA		156,481,949
MEXICO - 1.9%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV Series B	21,646,200	28,760,815
Consumer Staples - 0.5%
Beverages - 0.3%
Arca Continental SAB de CV	618,400	7,429,579
Coca-Cola Femsa SAB de CV unit	629,415	6,376,122
Fomento Economico Mexicano SAB de CV unit	2,052,000	24,251,390
		38,057,091
Consumer Staples Distribution & Retail - 0.2%
Grupo Comercial Chedraui SA de CV	402,500	2,356,912
Wal-Mart de Mexico SAB de CV Series V	6,234,200	19,653,514
		22,010,426
Food Products - 0.0%
Gruma SAB de CV Series B	185,165	3,213,477
Grupo Bimbo SAB de CV (e)	1,558,200	5,305,650
Sigma Foods SAB de CV	4,323,279	4,095,959
		12,615,086
Household Products - 0.0%
Kimberly-Clark de Mexico SAB de CV Series A	1,776,600	4,017,270
TOTAL CONSUMER STAPLES		76,699,873
Financials - 0.3%
Banks - 0.3%
Grupo Financiero Banorte SAB de CV	3,032,900	32,932,448
Grupo Financiero Inbursa SAB de CV Series O	1,827,300	4,498,034
TOTAL FINANCIALS		37,430,482
Industrials - 0.2%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1 (e)	675,800	5,137,991
Transportation Infrastructure - 0.2%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	342,300	4,542,772
Grupo Aeroportuario del Pacifico SAB de CV Series B	462,870	11,611,430
Grupo Aeroportuario del Sureste SAB de CV Series B	215,655	6,571,931
Promotora y Operadora de Infraestructura SAB de CV	227,985	3,609,964
		26,336,097
TOTAL INDUSTRIALS		31,474,088
Materials - 0.7%
Construction Materials - 0.2%
Cemex SAB de CV unit	18,139,018	22,273,346
Metals & Mining - 0.5%
Grupo Mexico SAB de CV Series B	3,730,307	40,829,762
Industrias Penoles SAB de CV (d)	238,070	12,002,647
Southern Copper Corp	108,823	18,683,821
		71,516,230
TOTAL MATERIALS		93,789,576
Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV (e)	3,417,100	5,866,493
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV (e)	1,269,513	5,808,866
TOTAL REAL ESTATE		11,675,359
TOTAL MEXICO		279,830,193
NETHERLANDS - 0.0%
Information Technology - 0.0%
Software - 0.0%
Nebius Group NV Class A (Russia) (d)(f)	261,431	0
PERU - 0.2%
Financials - 0.2%
Banks - 0.2%
Credicorp Ltd	80,819	26,199,095
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	197,575	6,438,969
TOTAL PERU		32,638,064
PHILIPPINES - 0.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	90,325	1,847,061
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	603,610	1,577,371
Financials - 0.1%
Banks - 0.1%
Bank of the Philippine Islands	2,214,499	3,257,459
BDO Unibank Inc	2,874,557	5,387,913
Metropolitan Bank & Trust Co	2,155,897	2,374,014
TOTAL FINANCIALS		11,019,386
Industrials - 0.2%
Industrial Conglomerates - 0.0%
Ayala Corp	296,905	2,281,773
SM Investments Corp	263,840	2,627,809
		4,909,582
Transportation Infrastructure - 0.2%
International Container Terminal Services Inc	1,208,990	14,044,687
TOTAL INDUSTRIALS		18,954,269
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	7,743,540	1,909,762
SM Prime Holdings Inc	12,071,200	3,744,194
TOTAL REAL ESTATE		5,653,956
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	337,220	3,613,611
TOTAL PHILIPPINES		42,665,654
POLAND - 1.0%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	77,798	5,915,121
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Allegro.eu SA (b)(c)(d)	980,834	8,048,694
Textiles, Apparel & Luxury Goods - 0.1%
LPP SA	1,334	8,052,285
TOTAL CONSUMER DISCRETIONARY		16,100,979
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Dino Polska SA (b)(c)(d)	587,450	5,195,775
Zabka Group SA (d)(e)	479,989	3,062,830
TOTAL CONSUMER STAPLES		8,258,605
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ORLEN SA	695,715	25,511,597
Financials - 0.5%
Banks - 0.4%
Bank Millennium SA (d)	726,512	3,577,643
Bank Polska Kasa Opieki SA	220,141	13,743,630
Erste Bank Polska SA	48,971	8,322,152
mBank SA (d)	17,823	5,612,711
Powszechna Kasa Oszczednosci Bank Polski SA	1,048,323	27,370,693
		58,626,829
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	724,289	12,708,227
TOTAL FINANCIALS		71,335,056
Industrials - 0.0%
Construction & Engineering - 0.0%
Budimex SA	15,295	2,776,459
Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	64,595	3,244,184
Materials - 0.1%
Metals & Mining - 0.1%
KGHM Polska Miedz SA (d)	167,701	14,009,011
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (d)	1,074,900	3,158,156
TOTAL POLAND		150,309,168
QATAR - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	1,137,671	4,280,718
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	716,511	2,819,995
Qatar Gas Transport Co Ltd	3,316,624	3,898,696
TOTAL ENERGY		6,718,691
Financials - 0.5%
Banks - 0.5%
Al Rayan Bank	7,238,286	4,304,007
Commercial Bank PSQC/The	3,875,613	4,582,399
Dukhan Bank	2,192,505	2,087,726
Qatar International Islamic Bank QSC	1,178,795	3,661,679
Qatar Islamic Bank QPSC	2,122,601	12,953,638
Qatar National Bank QPSC	5,531,728	26,359,649
TOTAL FINANCIALS		53,949,098
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	1,812,986	5,950,339
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	6,759,008	2,201,643
Utilities - 0.0%
Multi-Utilities - 0.0%
Nebras Energy	523,577	2,106,674
TOTAL QATAR		75,207,163
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	725,397	6,140,236
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC GDR (b)(d)(f)	100,000	1
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (d)(f)	40,002	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (d)(f)	8,473,436	1
Gazprom PJSC ADR (d)(f)	863,533	9
LUKOIL PJSC (d)(f)	334,533	0
LUKOIL PJSC ADR (d)(f)	15,032	0
Rosneft Oil Co PJSC (d)(f)	857,494	0
Rosneft Oil Co PJSC GDR (b)(d)(f)	150,200	2
Surgutneftegas PAO (d)(f)	5,613,549	0
Surgutneftegas PAO ADR (d)(f)	73,333	0
Tatneft PJSC (d)(f)	1,103,564	0
TOTAL ENERGY		12
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (d)(f)	9,313,306	1
VTB Bank PJSC (d)(f)	476,163	0
VTB Bank PJSC GDR (b)(d)(f)	221,738	3
		4
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (d)(f)	1,311,841	0
TOTAL FINANCIALS		4
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (b)(d)(f)	749	0
Metals & Mining - 0.0%
Alrosa PJSC (d)(f)	2,234,923	0
GMK Norilskiy Nickel PAO (d)(f)	4,844,200	0
GMK Norilskiy Nickel PAO ADR (United Kingdom) (d)(f)	59,247	0
Novolipetsk Steel PJSC (d)(f)	1,258,902	0
Novolipetsk Steel PJSC GDR (b)(d)(f)	3,783	0
Polyus PJSC (d)(f)	267,420	0
Polyus PJSC GDR (b)(d)(f)	5,226	0
Severstal PAO (d)(f)	155,372	0
Severstal PAO GDR (b)(d)(f)	26,165	0
United Co RUSAL International PJSC (Russia) (d)(f)	2,596,470	0
		0
TOTAL MATERIALS		0
Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (d)(f)	31,187,844	4
TOTAL RUSSIA		21
SAUDI ARABIA - 2.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Saudi Telecom Co	2,390,564	27,752,341
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	452,113	7,835,581
TOTAL COMMUNICATION SERVICES		35,587,922
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jabal Omar Development Company (d)	693,326	2,924,522
Specialty Retail - 0.0%
Jarir Marketing Co	706,750	2,836,045
TOTAL CONSUMER DISCRETIONARY		5,760,567
Consumer Staples - 0.0%
Food Products - 0.0%
Almarai Co JSC	586,717	6,473,363
Energy - 0.4%
Energy Equipment & Services - 0.0%
Ades Holding Co	405,988	2,121,681
Oil, Gas & Consumable Fuels - 0.4%
Saudi Arabian Oil Co (b)(c)	7,249,021	53,654,932
TOTAL ENERGY		55,776,613
Financials - 1.3%
Banks - 1.2%
Al Rajhi Bank	3,522,234	64,377,854
Alinma Bank	1,762,176	11,426,775
Arab National Bank	1,080,078	6,208,901
Bank Al-Jazira	754,369	2,365,386
Bank AlBilad	881,330	5,888,849
Banque Saudi Fransi	1,468,136	7,558,914
Riyad Bank	2,349,663	12,999,735
Saudi Awwal Bank	1,207,391	10,958,429
Saudi Investment Bank/The	735,403	2,598,078
Saudi National Bank/The	3,522,207	36,889,026
		161,271,947
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	57,468	2,028,733
Insurance - 0.1%
Bupa Arabia for Cooperative Insurance Co	98,801	4,807,675
Co for Cooperative Insurance/The	88,012	3,055,369
		7,863,044
TOTAL FINANCIALS		171,163,724
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Dr Sulaiman Al Habib Medical Services Group Co	104,898	6,779,703
Mouwasat Medical Services Co	117,528	2,130,890
TOTAL HEALTH CARE		8,910,593
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	42,987	1,884,299
Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	28,719	1,699,938
Elm Co	28,731	4,489,099
TOTAL INFORMATION TECHNOLOGY		6,189,037
Materials - 0.5%
Chemicals - 0.3%
SABIC Agri-Nutrients Co	279,518	10,858,758
Saudi Basic Industries Corp	1,078,110	17,606,783
Yanbu National Petrochemical Co	330,080	3,233,473
		31,699,014
Metals & Mining - 0.2%
Saudi Arabian Mining Co (d)	1,630,485	28,518,815
TOTAL MATERIALS		60,217,829
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al Arkan Real Estate Development Co (d)	633,459	2,989,528
Makkah Construction & Development Co	117,396	2,511,939
TOTAL REAL ESTATE		5,501,467
Utilities - 0.1%
Electric Utilities - 0.0%
Saudi Energy Co	997,965	4,720,410
Independent Power and Renewable Electricity Producers - 0.1%
ACWA Power Co (d)	183,384	8,224,287
TOTAL UTILITIES		12,944,697
TOTAL SAUDI ARABIA		370,410,111
SOUTH AFRICA - 2.7%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
MTN Group Ltd	2,086,406	26,177,929
Vodacom Group Ltd	745,981	6,328,355
TOTAL COMMUNICATION SERVICES		32,506,284
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Naspers Ltd Class N	938,623	50,826,365
Specialty Retail - 0.0%
Pepkor Holdings Ltd (b)(c)	4,199,372	5,538,658
TOTAL CONSUMER DISCRETIONARY		56,365,023
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Bid Corp Ltd	403,669	9,877,804
Clicks Group Ltd	280,112	4,418,396
Shoprite Holdings Ltd	566,567	9,549,413
TOTAL CONSUMER STAPLES		23,845,613
Financials - 1.0%
Banks - 0.6%
Absa Group Ltd	1,018,189	14,243,338
Capitec Bank Holdings Ltd	104,325	27,088,300
Nedbank Group Ltd	543,180	8,711,097
Standard Bank Group Ltd	1,578,357	30,367,561
		80,410,296
Financial Services - 0.3%
FirstRand Ltd	6,048,056	32,034,818
Remgro Ltd	602,841	7,045,178
		39,079,996
Insurance - 0.1%
Discovery Ltd	694,961	10,781,439
OUTsurance Group Ltd	1,019,093	4,329,654
Sanlam Ltd	2,154,910	11,069,827
		26,180,920
TOTAL FINANCIALS		145,671,212
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	387,687	5,430,062
Materials - 0.9%
Chemicals - 0.1%
Sasol Ltd (d)	694,581	9,654,365
Metals & Mining - 0.8%
Gold Fields Ltd	1,072,151	45,418,725
Harmony Gold Mining Co Ltd	686,491	10,821,936
Impala Platinum Holdings Ltd	1,083,296	15,184,614
Northam Platinum Holdings Ltd	431,381	8,287,073
Sibanye Stillwater Ltd	3,390,635	10,136,571
Valterra Platinum Ltd	317,798	25,596,408
		115,445,327
TOTAL MATERIALS		125,099,692
TOTAL SOUTH AFRICA		388,917,886
TAIWAN - 24.9%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Chunghwa Telecom Co Ltd	4,546,000	19,581,309
Entertainment - 0.0%
International Games System Co Ltd	270,000	6,438,080
Wireless Telecommunication Services - 0.1%
Far EasTone Telecommunications Co Ltd	2,117,000	6,333,759
Taiwan Mobile Co Ltd	2,096,900	7,406,626
		13,740,385
TOTAL COMMUNICATION SERVICES		39,759,774
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hotai Motor Co Ltd	366,760	5,554,576
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	684,000	4,850,149
Food Products - 0.1%
Uni-President Enterprises Corp	5,782,983	12,707,161
TOTAL CONSUMER STAPLES		17,557,310
Financials - 1.8%
Banks - 1.1%
Chang Hwa Commercial Bank Ltd	8,469,810	5,679,716
CTBC Financial Holding Co Ltd	20,036,826	33,246,833
E.Sun Financial Holding Co Ltd	17,441,379	17,654,625
First Financial Holding Co Ltd	13,787,686	12,633,247
Hua Nan Financial Holdings Co Ltd	10,837,769	11,030,323
Mega Financial Holding Co Ltd	14,220,952	17,663,189
Shanghai Commercial & Savings Bank Ltd/The	4,663,609	5,772,381
SinoPac Financial Holdings Co Ltd	14,761,093	14,509,856
Taiwan Business Bank	8,748,454	4,543,701
Taiwan Cooperative Financial Holding Co Ltd	13,159,506	9,577,725
TS Financial Holding Co Ltd	25,325,076	19,163,893
		151,475,489
Financial Services - 0.2%
Chailease Holding Co Ltd	1,843,398	6,777,471
Yuanta Financial Holding Co Ltd	12,776,223	21,234,543
		28,012,014
Insurance - 0.5%
Cathay Financial Holding Co Ltd	11,422,410	27,972,132
Fubon Financial Holding Co Ltd	10,068,153	28,786,454
KGI Financial Holding Co Ltd	19,313,457	13,204,944
		69,963,530
TOTAL FINANCIALS		249,451,033
Health Care - 0.1%
Biotechnology - 0.1%
PharmaEssentia Corp	364,236	7,644,449
Pharmaceuticals - 0.0%
Caliway Biopharmaceuticals Co Ltd (d)	1,210,000	4,027,107
TOTAL HEALTH CARE		11,671,556
Industrials - 0.4%
Electrical Equipment - 0.3%
Bizlink Holding Inc	210,000	18,916,564
Fortune Electric Co Ltd	189,660	5,418,032
Teco Electric and Machinery Co Ltd	1,423,000	2,873,003
		27,207,599
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	3,849,705	3,152,611
Marine Transportation - 0.1%
Evergreen Marine Corp Taiwan Ltd	1,296,363	8,319,439
Wan Hai Lines Ltd	838,950	2,009,304
Yang Ming Marine Transport Corp	2,090,000	3,266,623
		13,595,366
Passenger Airlines - 0.0%
China Airlines Ltd	3,504,000	1,992,241
Eva Airways Corp	3,238,000	3,440,141
		5,432,382
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	2,358,000	1,979,240
TOTAL INDUSTRIALS		51,367,198
Information Technology - 21.9%
Communications Equipment - 0.3%
Accton Technology Corp	605,000	44,449,134
Electronic Equipment, Instruments & Components - 3.4%
Chroma ATE Inc	458,000	31,394,878
Delta Electronics Inc	2,333,381	164,150,099
E Ink Holdings Inc	1,033,000	4,559,943
Elite Material Co Ltd	365,000	54,559,750
Gold Circuit Electronics Ltd	393,000	17,846,131
Hon Hai Precision Industry Co Ltd	15,054,869	106,701,389
Innolux Corp	9,091,157	6,968,311
Largan Precision Co Ltd	120,000	9,666,403
Lotes Co Ltd	101,000	8,528,090
Unimicron Technology Corp	1,592,471	45,375,432
Yageo Corp	1,986,340	20,316,555
Zhen Ding Technology Holding Ltd	898,000	12,154,614
		482,221,595
Semiconductors & Semiconductor Equipment - 17.0%
Alchip Technologies Ltd	93,000	12,478,794
ASE Technology Holding Co Ltd	3,985,927	62,676,844
ASPEED Technology Inc	36,000	19,414,198
eMemory Technology Inc	76,000	9,655,479
Global Unichip Corp	104,000	14,425,054
Globalwafers Co Ltd	315,000	5,937,921
Hon Precision Inc	97,000	15,271,442
Jentech Precision Industrial Co Ltd	104,000	18,163,600
King Yuan Electronics Co Ltd	1,318,000	12,927,626
MediaTek Inc	1,825,292	152,863,248
Novatek Microelectronics Corp	693,000	9,029,930
Realtek Semiconductor Corp	586,401	10,043,140
Taiwan Semiconductor Manufacturing Co Ltd	29,512,000	2,055,297,385
United Microelectronics Corp	13,571,000	34,196,875
Vanguard International Semiconductor Corp	1,342,002	6,256,450
		2,438,637,986
Technology Hardware, Storage & Peripherals - 1.2%
Advantech Co Ltd	570,100	6,540,096
Asia Vital Components Co Ltd	398,000	36,554,155
Asustek Computer Inc	845,000	15,705,990
Catcher Technology Co Ltd	635,000	4,195,857
Compal Electronics Inc	5,015,000	4,650,932
Gigabyte Technology Co Ltd	642,000	5,608,165
Inventec Corp	3,220,865	4,733,688
King Slide Works Co Ltd	69,000	8,781,781
Lite-On Technology Corp	2,359,279	12,690,427
Pegatron Corp	2,411,000	6,327,836
Quanta Computer Inc	3,239,000	32,398,425
Wistron Corp	3,619,000	15,989,303
Wiwynn Corp	133,756	20,146,100
		174,322,755
TOTAL INFORMATION TECHNOLOGY		3,139,631,470
Materials - 0.3%
Chemicals - 0.2%
Formosa Chemicals & Fibre Corp	4,211,760	7,031,443
Formosa Plastics Corp	4,573,520	7,491,976
Nan Ya Plastics Corp	6,174,860	17,780,622
		32,304,041
Construction Materials - 0.1%
Asia Cement Corp	2,770,153	3,081,518
TCC Group Holdings Co Ltd	8,146,730	6,340,904
		9,422,422
Metals & Mining - 0.0%
China Steel Corp	14,133,204	8,418,513
TOTAL MATERIALS		50,144,976
TOTAL TAIWAN		3,565,137,893
THAILAND - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
True Corp PCL	11,616,979	4,895,715
Wireless Telecommunication Services - 0.1%
Advanced Info Service PCL	1,088,800	11,389,362
Advanced Info Service PCL depository receipt	146,800	1,535,597
		12,924,959
TOTAL COMMUNICATION SERVICES		17,820,674
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Minor International PCL	3,180,232	2,027,229
Minor International PCL depository receipt	486,800	310,309
TOTAL CONSUMER DISCRETIONARY		2,337,538
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
CP ALL PCL	5,646,900	7,562,892
CP ALL PCL depository receipt	731,700	979,965
		8,542,857
Food Products - 0.0%
Charoen Pokphand Foods PCL	3,991,920	2,371,161
Charoen Pokphand Foods PCL depository receipt	375,800	223,221
		2,594,382
TOTAL CONSUMER STAPLES		11,137,239
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
PTT Exploration & Production PCL	1,452,039	6,904,660
PTT Exploration & Production PCL depository receipt	191,700	911,562
PTT PCL	10,455,800	11,414,563
PTT PCL depository receipt	1,412,700	1,542,240
TOTAL ENERGY		20,773,025
Financials - 0.1%
Banks - 0.1%
Kasikornbank PCL	608,200	3,654,189
Kasikornbank PCL depository receipt	83,100	499,282
Krung Thai Bank PCL	3,677,470	3,731,178
Krung Thai Bank PCL depository receipt	423,100	429,279
SCB X PCL	876,300	3,530,244
SCB X PCL depository receipt	101,300	408,095
TMBThanachart Bank PCL	25,637,500	1,782,919
TMBThanachart Bank PCL depository receipt	2,307,400	160,464
TOTAL FINANCIALS		14,195,650
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Bangkok Dusit Medical Services PCL	11,651,600	6,553,582
Bangkok Dusit Medical Services PCL depository receipt	1,533,900	862,760
Bumrungrad Hospital Pcl	599,500	3,327,023
Bumrungrad Hospital Pcl depository receipt	106,500	591,039
TOTAL HEALTH CARE		11,334,404
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Airports of Thailand PCL	4,479,200	7,090,884
Airports of Thailand PCL depository receipt	627,700	993,692
TOTAL INDUSTRIALS		8,084,576
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Delta Electronics Thailand PCL	3,224,000	31,630,984
Delta Electronics Thailand PCL depository receipt	508,700	4,990,906
TOTAL INFORMATION TECHNOLOGY		36,621,890
Materials - 0.0%
Construction Materials - 0.0%
Siam Cement PCL/The	579,450	4,288,180
Siam Cement PCL/The depository receipt	379,200	2,806,244
TOTAL MATERIALS		7,094,424
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	2,128,500	4,076,222
Central Pattana PCL depository receipt	237,900	455,595
TOTAL REAL ESTATE		4,531,817
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Gulf Development PCL	5,483,860	9,734,282
TOTAL THAILAND		143,665,519
TURKEY - 0.4%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	1,447,567	3,591,306
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	839,476	1,820,717
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
BIM Birlesik Magazalar AS	539,105	8,846,931
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	1,154,744	6,925,691
Financials - 0.1%
Banks - 0.1%
Akbank TAS	3,736,687	6,053,491
Haci Omer Sabanci Holding AS	1,382,392	2,926,337
Turkiye Is Bankasi AS Class C	10,485,475	3,327,709
Yapi ve Kredi Bankasi AS (d)	4,046,084	3,316,760
TOTAL FINANCIALS		15,624,297
Industrials - 0.2%
Aerospace & Defense - 0.2%
Aselsan Elektronik Sanayi Ve Ticaret AS	1,638,743	15,241,464
Industrial Conglomerates - 0.0%
KOC Holding AS	911,983	4,081,088
Passenger Airlines - 0.0%
Turk Hava Yollari AO	661,686	4,514,017
TOTAL INDUSTRIALS		23,836,569
Materials - 0.0%
Metals & Mining - 0.0%
Eregli Demir ve Celik Fabrikalari TAS	4,192,064	3,258,296
TOTAL TURKEY		63,903,807
UNITED ARAB EMIRATES - 1.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Emirates Telecommunications Group Co PJSC	4,156,386	21,047,284
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	3,745,961	3,742,800
Energy - 0.1%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	3,838,274	5,914,522
Oil, Gas & Consumable Fuels - 0.1%
Adnoc Gas PLC	7,378,493	6,769,628
ADNOC Logistics & Services	2,221,680	3,550,478
		10,320,106
TOTAL ENERGY		16,234,628
Financials - 0.6%
Banks - 0.6%
Abu Dhabi Commercial Bank PJSC	3,791,468	14,244,714
Abu Dhabi Islamic Bank PJSC	1,740,339	10,385,841
Dubai Islamic Bank PJSC	3,470,579	6,746,327
Emirates NBD Bank PJSC	2,269,981	17,922,041
First Abu Dhabi Bank PJSC	5,294,017	25,309,123
TOTAL FINANCIALS		74,608,046
Industrials - 0.0%
Passenger Airlines - 0.0%
Air Arabia PJSC	2,741,308	3,694,284
Transportation Infrastructure - 0.0%
Salik Co PJSC	2,243,666	3,420,688
TOTAL INDUSTRIALS		7,114,972
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Aldar Properties PJSC	4,614,255	9,685,526
Emaar Development PJSC	1,197,944	4,755,118
Emaar Properties PJSC	7,940,613	25,509,579
TOTAL REAL ESTATE		39,950,223
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	7,174,747	5,176,303
TOTAL UNITED ARAB EMIRATES		167,874,256
UNITED STATES - 0.2%
Consumer Staples - 0.0%
Food Products - 0.0%
JBS NV Class A	487,791	7,833,923
Health Care - 0.2%
Biotechnology - 0.2%
BeOne Medicines Ltd H Shares (d)	1,024,630	23,258,250
Legend Biotech Corp ADR (d)	88,462	2,080,626
TOTAL HEALTH CARE		25,338,876
TOTAL UNITED STATES		33,172,799
TOTAL COMMON STOCKS (Cost $8,811,923,911)		14,088,872,008

Non-Convertible Preferred Stocks - 0.9%
	Shares	Value ($)
COLOMBIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Grupo Cibest SA non-voting shares	528,240	9,068,012
INDIA - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
TVS Motor Co Ltd 6%	1,081,752	117,301
KOREA (SOUTH) - 0.8%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Hyundai Motor Co non-voting shares	26,491	4,507,033
Hyundai Motor Co Series 2	41,842	7,099,123
TOTAL CONSUMER DISCRETIONARY		11,606,156
Information Technology - 0.7%
Technology Hardware, Storage & Peripherals - 0.7%
Samsung Electronics Co Ltd non-voting shares	978,036	106,240,883
TOTAL KOREA (SOUTH)		117,847,039
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (d)(f)	5,794,540	1
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $53,942,611)		127,032,353

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (h) (Cost $8,915,358)	3.64	8,927,000	8,915,451

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.69	244,539,029	244,587,937
Fidelity Securities Lending Cash Central Fund (i)(j)	3.69	57,097,992	57,103,701
TOTAL MONEY MARKET FUNDS (Cost $301,691,638)			301,691,638

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $9,176,473,518)	14,526,511,450
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(130,875,072)
NET ASSETS - 100.0%	14,395,636,378

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	2,116	6/2026	172,898,360	21,330,109

The notional amount of long futures as a percentage of Net Assets is 1.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $579,436,095 or 4.0% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $557,744,833 or 3.9% of net assets.

(d)	Non-income producing.
(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,915,451.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	301,498,042	1,559,056,843	1,615,941,345	6,655,284	(25,603)	-	244,587,937	244,539,029	0.4%
Fidelity Securities Lending Cash Central Fund	138,125,570	423,228,786	504,245,817	1,113,970	(4,838)	-	57,103,701	57,097,992	0.2%
Total	439,623,612	1,982,285,629	2,120,187,162	7,769,254	(30,441)	-	301,691,638

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	980,592,303	159,244,003	821,348,299	1
Consumer Discretionary	1,324,462,701	166,716,573	1,157,746,128	-
Consumer Staples	446,321,774	163,353,347	282,968,427	-
Energy	558,660,572	235,279,253	323,381,307	12
Financials	2,754,936,788	1,038,842,168	1,715,360,881	733,739
Health Care	385,065,493	25,494,584	359,570,909	-
Industrials	1,067,862,533	143,968,430	923,894,103	-
Information Technology	5,175,716,351	13,590,244	5,162,126,107	-
Materials	923,261,179	350,906,957	568,172,824	4,181,398
Real Estate	155,194,900	72,100,715	83,094,185	-
Utilities	316,797,414	131,971,065	180,644,946	4,181,403

Non-Convertible Preferred Stocks
Consumer Discretionary	11,723,457	-	11,723,457	-
Energy	1	-	-	1
Financials	9,068,012	9,068,012	-	-
Information Technology	106,240,883	-	106,240,883	-

U.S. Treasury Obligations	8,915,451	-	8,915,451	-

Money Market Funds	301,691,638	301,691,638	-	-
Total Investments in Securities:	14,526,511,450	2,812,226,989	11,705,187,907	9,096,554
Derivative Instruments:

Assets
Futures Contracts	21,330,109	21,330,109	-	-
Total Assets	21,330,109	21,330,109	-	-
Total Derivative Instruments:	21,330,109	21,330,109	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	21,330,109	-
Total Equity Risk	21,330,109	-
Total Value of Derivatives	21,330,109	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Emerging Markets Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $127,809,944) - See accompanying schedule:
Unaffiliated issuers (cost $8,874,781,880)	$14,224,819,812
Fidelity Central Funds (cost $301,691,638)	301,691,638

Total Investment in Securities (cost $9,176,473,518)		$14,526,511,450
Segregated cash with brokers for derivative instruments		1,686,843
Foreign currency held at value (cost $29,794,066)		29,675,336
Receivable for fund shares sold		18,310,089
Dividends receivable		12,462,283
Distributions receivable from Fidelity Central Funds		1,159,660
Receivable for variation margin on futures contracts		4,270,751
Other receivables		267,278
Total assets		14,594,343,690
Liabilities
Payable for investments purchased	$2,476,968
Payable for fund shares redeemed	64,771,815
Accrued management fee	868,331
Deferred taxes	73,475,221
Other payables and accrued expenses	9,919
Collateral on securities loaned	57,105,058
Total liabilities		198,707,312
Net Assets		$14,395,636,378
Net Assets consist of:
Paid in capital		$10,293,234,689
Total accumulated earnings (loss)		4,102,401,689
Net Assets		$14,395,636,378
Net Asset Value, offering price and redemption price per share ($14,395,636,378 ÷ 903,422,052 shares)		$15.93
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$122,480,647
Interest		185,708
Income from Fidelity Central Funds (including $1,113,970 from security lending)		7,769,254
Security lending		220,258
Income before foreign taxes withheld		$130,655,867
Less foreign taxes withheld		(13,663,667)
Total income		116,992,200
Expenses
Management fee	$4,865,828
Independent trustees' fees and expenses	14,430
Total expenses before reductions	4,880,258
Expense reductions	(126,852)
Total expenses after reductions		4,753,406
Net Investment income (loss)		112,238,794
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $1,158,355)	(64,477,958)
Fidelity Central Funds	(30,441)
Foreign currency transactions	(221,260)
Futures contracts	17,950,473
Total net realized gain (loss)		(46,779,186)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $19,569,010)	2,033,691,068
Assets and liabilities in foreign currencies	200,252
Futures contracts	13,245,861
Total change in net unrealized appreciation (depreciation)		2,047,137,181
Net gain (loss)		2,000,357,995
Net increase (decrease) in net assets resulting from operations		$2,112,596,789
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$112,238,794	$231,569,832
Net realized gain (loss)	(46,779,186)	(115,079,978)
Change in net unrealized appreciation (depreciation)	2,047,137,181	2,409,332,017
Net increase (decrease) in net assets resulting from operations	2,112,596,789	2,525,821,871
Distributions to shareholders	(275,538,034)	(211,222,350)

Share transactions
Proceeds from sales of shares	2,894,326,449	3,581,923,987
Reinvestment of distributions	215,072,711	164,309,387
Cost of shares redeemed	(2,296,198,523)	(2,534,354,538)

Net increase (decrease) in net assets resulting from share transactions	813,200,637	1,211,878,836
Total increase (decrease) in net assets	2,650,259,392	3,526,478,357

Net Assets
Beginning of period	11,745,376,986	8,218,898,629
End of period	$14,395,636,378	$11,745,376,986

Other Information
Shares
Sold	203,054,039	310,604,909
Issued in reinvestment of distributions	16,098,257	15,227,932
Redeemed	(158,863,401)	(220,938,229)
Net increase (decrease)	60,288,895	104,894,612

Financial Highlights
Fidelity® Emerging Markets Index Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.93	$11.13	$9.25	$8.56	$12.64	$11.07
Income from Investment Operations
Net investment income (loss) A,B	.12	.29	.28	.29	.32	.28
Net realized and unrealized gain (loss)	2.20	2.79	1.87	.63	(4.14)	1.48
Total from investment operations	2.32	3.08	2.15	.92	(3.82)	1.76
Distributions from net investment income	(.32)	(.28)	(.27)	(.23)	(.26)	(.19)
Total distributions	(.32)	(.28)	(.27)	(.23)	(.26)	(.19)
Net asset value, end of period	$15.93	$13.93	$11.13	$9.25	$8.56	$12.64
Total Return C,D	17.11%	28.43%	23.63%	10.74%	(30.81)%	15.95%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08% G	.07% H	.07% H	.08%	.08%	.07% H
Expenses net of fee waivers, if any	.08 % G	.07% H	.07% H	.08%	.08%	.07% H
Expenses net of all reductions, if any	.07% G	.07% H	.07% H	.07%	.07%	.07% H
Net investment income (loss)	1.72% G	2.49%	2.68%	2.93%	2.97%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$14,395,636	$11,745,377	$8,218,899	$6,311,387	$5,234,644	$6,441,516
Portfolio turnover rate I	5%	4%	5%	7%	8%	5%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Global ex U.S. Index Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.8%
	Shares	Value ($)
AUSTRALIA - 4.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telstra Group Ltd	1,996,194	7,666,430
Interactive Media & Services - 0.0%
CAR Group Ltd	191,720	3,536,627
REA Group Ltd	26,780	3,315,496
		6,852,123
TOTAL COMMUNICATION SERVICES		14,518,553
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Wesfarmers Ltd	577,003	30,651,764
Hotels, Restaurants & Leisure - 0.0%
Aristocrat Leisure Ltd	281,873	9,697,979
Lottery Corp/The	1,135,649	4,546,126
		14,244,105
TOTAL CONSUMER DISCRETIONARY		44,895,869
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Coles Group Ltd	682,201	10,872,916
Woolworths Group Ltd	620,792	15,414,569
TOTAL CONSUMER STAPLES		26,287,485
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Santos Ltd	1,652,165	9,518,774
Woodside Energy Group Ltd	966,259	23,100,981
TOTAL ENERGY		32,619,755
Financials - 1.7%
Banks - 1.3%
ANZ Group Holdings Ltd	1,531,557	40,680,485
Commonwealth Bank of Australia	850,282	107,098,695
National Australia Bank Ltd	1,558,802	45,092,594
Westpac Banking Corp	1,737,737	48,616,081
		241,487,855
Capital Markets - 0.2%
ASX Ltd	99,011	4,338,242
Macquarie Group Ltd	184,000	31,609,768
		35,948,010
Financial Services - 0.0%
Washington H Soul Pattinson & Co Ltd	174,844	5,331,686
Insurance - 0.2%
Insurance Australia Group Ltd	1,204,082	6,547,920
Medibank Pvt Ltd	1,405,078	4,777,732
QBE Insurance Group Ltd	765,222	12,394,971
Suncorp Group Ltd	551,253	6,860,004
		30,580,627
TOTAL FINANCIALS		313,348,178
Health Care - 0.2%
Biotechnology - 0.2%
CSL Ltd	246,545	22,253,296
Health Care Equipment & Supplies - 0.0%
Cochlear Ltd	32,983	2,244,205
Health Care Providers & Services - 0.0%
Sigma Healthcare Ltd	2,647,737	5,352,914
Sonic Healthcare Ltd	237,090	3,392,434
		8,745,348
Health Care Technology - 0.0%
Pro Medicus Ltd	29,026	2,848,834
TOTAL HEALTH CARE		36,091,683
Industrials - 0.2%
Commercial Services & Supplies - 0.1%
Brambles Ltd	690,378	11,300,762
Passenger Airlines - 0.0%
Qantas Airways Ltd	384,403	2,350,391
Professional Services - 0.0%
Computershare Ltd	265,330	5,829,085
Trading Companies & Distributors - 0.0%
SGH Ltd	102,545	2,904,360
Transportation Infrastructure - 0.1%
Transurban Group unit	1,581,550	16,028,632
TOTAL INDUSTRIALS		38,413,230
Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	101,985	3,212,070
Materials - 1.5%
Metals & Mining - 1.5%
Anglogold Ashanti Plc (South Africa)	255,889	23,832,740
BHP Group Ltd	2,580,614	102,139,002
Evolution Mining Ltd	1,033,705	9,139,138
Fortescue Ltd	860,908	12,408,328
Glencore PLC	5,068,702	39,393,131
Lynas Rare Earths Ltd (b)	460,872	6,538,010
Northern Star Resources Ltd	691,158	10,594,234
Rio Tinto Ltd (e)	188,652	23,107,909
Rio Tinto PLC	573,497	57,772,126
South32 Ltd	2,284,652	6,770,677
TOTAL MATERIALS		291,695,295
Real Estate - 0.2%
Diversified REITs - 0.0%
Stockland unit	1,222,516	3,585,270
Industrial REITs - 0.1%
Goodman Group unit	1,039,568	22,523,013
Retail REITs - 0.1%
Scentre Group unit	2,652,266	7,127,145
Vicinity Ltd unit	1,990,461	3,619,600
		10,746,745
TOTAL REAL ESTATE		36,855,028
Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	876,088	7,660,607
Gas Utilities - 0.0%
Apa Group unit	664,963	4,967,416
TOTAL UTILITIES		12,628,023
TOTAL AUSTRALIA		850,565,169
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	74,608	5,266,955
Financials - 0.2%
Banks - 0.2%
BAWAG Group AG (c)(d)	39,159	6,696,221
Erste Group Bank AG	156,341	17,275,072
Raiffeisen Bank International AG	66,284	3,609,651
TOTAL FINANCIALS		27,580,944
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A (e)	34,210	2,575,659
TOTAL AUSTRIA		35,423,558
BELGIUM - 0.5%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	10,831	2,232,192
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	501,708	37,909,879
Food Products - 0.0%
Lotus Bakeries NV	206	2,480,580
TOTAL CONSUMER STAPLES		40,390,459
Financials - 0.1%
Banks - 0.1%
KBC Group NV	116,659	15,505,832
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	40,656	3,793,416
Sofina SA	8,375	2,142,791
		5,936,207
Insurance - 0.0%
Ageas SA/NV	75,731	5,928,408
TOTAL FINANCIALS		27,370,447
Health Care - 0.1%
Pharmaceuticals - 0.1%
Financiere de Tubize SA	10,141	2,329,218
UCB SA (b)	64,270	17,439,529
TOTAL HEALTH CARE		19,768,747
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	36,653	2,424,053
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	22,124	3,671,569
TOTAL BELGIUM		95,857,467
BRAZIL - 1.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	405,100	3,210,989
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	423,400	2,201,735
TOTAL COMMUNICATION SERVICES		5,412,724
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Ultrapar Participacoes SA	366,500	2,215,964
Vibra Energia SA	545,789	3,670,337
TOTAL CONSUMER DISCRETIONARY		5,886,301
Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	2,403,600	7,043,143
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	663,885	2,941,483
Food Products - 0.0%
MBRF Global Foods Co SA	330,700	1,164,042
TOTAL CONSUMER STAPLES		11,148,668
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleo Brasileiro SA - Petrobras	1,894,509	20,939,149
Petroleo Brasileiro SA - Petrobras (PN)	2,348,200	23,274,295
PRIO SA/Brazil (b)	423,200	5,675,656
TOTAL ENERGY		49,889,100
Financials - 0.5%
Banks - 0.4%
Banco Bradesco SA	804,115	2,715,134
Banco Bradesco SA (PN)	2,692,344	10,504,481
Banco do Brasil SA	874,600	3,922,789
Itau Unibanco Holding SA	2,746,647	23,956,477
Itausa SA	2,996,233	8,422,708
NU Holdings Ltd/Cayman Islands Class A (b)	1,723,752	24,959,929
		74,481,518
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	2,680,598	9,760,326
Banco BTG Pactual SA unit	608,500	7,291,973
XP Inc Class A	202,481	3,879,536
		20,931,835
Financial Services - 0.0%
StoneCo Ltd Class A	115,274	1,265,708
Insurance - 0.0%
BB Seguridade Participacoes SA	351,600	2,405,632
Caixa Seguridade Participacoes S/A	307,800	1,124,460
Porto Seguro SA	98,200	987,394
		4,517,486
TOTAL FINANCIALS		101,196,547
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Rede D'Or Sao Luiz SA (c)(d)	403,192	3,124,213
Industrials - 0.1%
Aerospace & Defense - 0.0%
Embraer SA	358,500	5,577,535
Electrical Equipment - 0.1%
WEG SA	854,600	7,742,105
Ground Transportation - 0.0%
Localiza Rent a Car SA	465,242	4,313,434
Rumo SA	658,600	2,092,123
		6,405,557
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	509,100	1,644,978
TOTAL INDUSTRIALS		21,370,175
Information Technology - 0.0%
Software - 0.0%
TOTVS SA	280,400	1,804,100
Materials - 0.4%
Chemicals - 0.0%
Yara International ASA	84,373	4,908,637
Containers & Packaging - 0.0%
Klabin SA	90,201	65,030
Klabin SA unit	397,768	1,404,133
		1,469,163
Metals & Mining - 0.4%
Gerdau SA	648,048	2,958,998
Vale SA	1,844,886	30,245,132
Wheaton Precious Metals Corp	230,882	29,163,863
		62,367,993
Paper & Forest Products - 0.0%
Suzano SA	350,538	3,103,434
TOTAL MATERIALS		71,849,227
Utilities - 0.2%
Electric Utilities - 0.2%
Axia Energia SA	599,680	7,514,469
Axia Energia SA Series B	129,507	1,795,439
Axia Energia SA Series C	198,434	2,402,383
Cia Energetica de Minas Gerais	873,326	2,211,622
Cia Paranaense de Energia - Copel	982,600	3,155,083
CPFL Energia SA	115,900	1,145,237
Energisa S/A unit	159,670	1,703,172
Equatorial SA	610,862	5,220,663
		25,148,068
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (b)	488,100	2,669,281
Engie Brasil Energia SA	142,510	1,016,202
		3,685,483
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,250,380	8,370,713
TOTAL UTILITIES		37,204,264
TOTAL BRAZIL		308,885,319
CANADA - 8.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
BCE Inc	36,716	872,523
TELUS Corp	257,300	3,222,051
		4,094,574
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc Class B	185,715	6,760,855
TOTAL COMMUNICATION SERVICES		10,855,429
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Magna International Inc	136,195	8,667,912
Broadline Retail - 0.2%
Canadian Tire Corp Ltd Class A	25,021	3,479,749
Dollarama Inc	139,292	17,801,812
		21,281,561
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	164,271	13,255,600
Restaurant Brands International Inc (United States)	3,206	258,660
		13,514,260
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	89,867	5,577,199
TOTAL CONSUMER DISCRETIONARY		49,040,932
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	374,178	22,136,375
Empire Co Ltd Class A	63,207	2,163,747
George Weston Ltd	86,923	6,273,097
Loblaw Cos Ltd	298,665	13,768,471
Metro Inc/CN	103,298	6,924,810
		51,266,500
Food Products - 0.0%
Saputo Inc	124,736	3,776,929
TOTAL CONSUMER STAPLES		55,043,429
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
ARC Resources Ltd	291,280	6,909,148
Cameco Corp	221,318	27,206,302
Canadian Natural Resources Ltd	1,058,898	50,545,843
Cenovus Energy Inc	718,232	21,012,655
Enbridge Inc	1,108,040	61,456,719
Imperial Oil Ltd	86,063	11,528,710
Keyera Corp	115,966	4,480,359
Pembina Pipeline Corp	295,343	13,747,957
Suncor Energy Inc	610,509	41,834,710
TC Energy Corp	528,824	35,458,674
Tourmaline Oil Corp	187,540	9,084,648
Whitecap Resources Inc	619,266	7,308,009
TOTAL ENERGY		290,573,734
Financials - 3.2%
Banks - 2.3%
Bank of Montreal	359,465	54,736,806
Bank of Nova Scotia/The	627,782	48,841,611
Canadian Imperial Bank of Commerce	471,761	52,640,936
National Bank of Canada	198,159	29,911,673
Royal Bank of Canada	709,790	127,661,350
Toronto Dominion Bank	858,131	92,443,265
		406,235,641
Capital Markets - 0.3%
Brookfield Asset Management Ltd Class A	208,267	10,005,893
Brookfield Corp Class A	1,047,699	47,319,420
IGM Financial Inc	42,046	2,344,125
TMX Group Ltd	141,857	5,785,606
		65,455,044
Insurance - 0.6%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	10,457	18,096,187
Great-West Lifeco Inc	137,963	7,371,704
iA Financial Corp Inc	46,711	6,011,718
Intact Financial Corp	90,681	17,473,291
Manulife Financial Corp	852,140	33,505,944
Power Corp of Canada Subordinate Voting Shares	280,732	15,661,553
Sun Life Financial Inc	281,426	20,276,926
		118,397,323
TOTAL FINANCIALS		590,088,008
Industrials - 0.7%
Aerospace & Defense - 0.1%
Bombardier Inc Class B (b)	44,810	9,521,816
CAE Inc (b)	154,177	4,029,361
		13,551,177
Commercial Services & Supplies - 0.1%
Element Fleet Management Corp	203,951	4,869,239
RB Global Inc	94,533	9,876,780
		14,746,019
Construction & Engineering - 0.1%
AtkinsRealis Group Inc	83,679	5,774,088
Stantec Inc	58,099	5,306,263
WSP Global Inc	68,554	11,405,900
		22,486,251
Ground Transportation - 0.4%
Canadian National Railway Co	265,770	29,851,311
Canadian Pacific Kansas City Ltd	455,868	39,648,283
TFI International Inc	39,803	5,695,227
		75,194,821
Professional Services - 0.0%
Thomson Reuters Corp	79,988	7,651,666
Trading Companies & Distributors - 0.0%
Toromont Industries Ltd	41,431	6,442,416
TOTAL INDUSTRIALS		140,072,350
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (b)	58,480	24,009,369
IT Services - 0.5%
CGI Inc Class A	98,207	6,428,081
Shopify Inc Class A (b)	621,353	75,421,418
		81,849,499
Software - 0.1%
Constellation Software Inc/Canada	10,244	18,656,848
Constellation Software Inc/Canada warrants 3/31/2040 (b)(f)	7,326	1
Descartes Systems Group Inc/The (b)	43,570	3,143,737
Open Text Corp	128,254	2,907,160
		24,707,746
TOTAL INFORMATION TECHNOLOGY		130,566,614
Materials - 1.0%
Chemicals - 0.1%
Nutrien Ltd	245,855	18,687,767
Containers & Packaging - 0.0%
CCL Industries Inc Class B	73,385	4,634,273
Metals & Mining - 0.9%
Agnico Eagle Mines Ltd/CA	255,188	47,986,654
Alamos Gold Inc Class A	213,723	8,527,836
Barrick Mining Corp	857,885	33,706,572
Franco-Nevada Corp	98,040	22,618,453
Kinross Gold Corp	613,936	18,598,643
Lundin Gold Inc	55,418	3,724,452
Pan American Silver Corp	214,819	11,241,090
Teck Resources Ltd Class B	232,201	13,555,814
		159,959,514
TOTAL MATERIALS		183,281,554
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
FirstService Corp Subordinate Voting Shares	20,794	2,786,259
Utilities - 0.2%
Electric Utilities - 0.2%
Emera Inc	153,602	8,194,896
Fortis Inc/Canada	256,909	14,691,862
Hydro One Ltd (c)(d)	167,686	7,204,443
		30,091,201
Gas Utilities - 0.0%
AltaGas Ltd	157,712	5,910,935
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A	69,876	2,536,082
Multi-Utilities - 0.0%
Canadian Utilities Ltd Class A	68,904	2,459,715
TOTAL UTILITIES		40,997,933
TOTAL CANADA		1,493,306,242
CHILE - 0.3%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	316,540	1,917,230
Specialty Retail - 0.0%
Empresas Copec SA	195,651	1,370,499
TOTAL CONSUMER DISCRETIONARY		3,287,729
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	625,423	1,581,264
Financials - 0.1%
Banks - 0.1%
Banco de Chile	23,352,178	4,377,642
Banco de Credito e Inversiones SA	44,090	2,979,153
Banco Santander Chile	33,200,079	2,654,722
TOTAL FINANCIALS		10,011,517
Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	159,329,147	3,789,293
Materials - 0.2%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B (b)	72,843	6,699,328
Metals & Mining - 0.2%
Antofagasta PLC	200,757	9,696,527
Lundin Mining Corp	347,618	8,921,091
		18,617,618
Paper & Forest Products - 0.0%
Empresas Cmpc SA	571,556	708,943
TOTAL MATERIALS		26,025,889
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Plaza SA	394,256	1,958,508
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Chile SA	14,385,208	1,291,744
TOTAL CHILE		47,945,944
CHINA - 7.7%
Communication Services - 1.4%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (c)(d)	2,235,700	3,168,244
Entertainment - 0.2%
37 Interactive Entertainment Network Technology Group Co Ltd A Shares (China)	65,500	207,115
Beijing Enlight Media Co Ltd A Shares (China)	85,700	186,388
China Ruyi Holdings Ltd (b)	6,016,000	1,125,256
Giant Network Group Co Ltd A Shares (China)	55,900	269,491
Kingnet Network Co Ltd A Shares (China)	60,900	161,289
Kingsoft Corp Ltd	535,600	1,582,188
Mango Excellent Media Co Ltd A Shares (China)	53,400	152,556
NetEase Cloud Music Inc (b)(c)(d)	45,450	671,197
Netease Inc	886,995	20,763,831
Tencent Music Entertainment Group Class A ADR	289,604	2,655,669
Zhejiang Century Huatong Group Co Ltd A Shares (China) (b)	215,800	507,652
		28,282,632
Interactive Media & Services - 1.2%
Baidu Inc A Shares (b)	1,131,794	17,872,177
Bilibili Inc Z Shares (b)	127,231	2,795,798
Kuaishou Technology B Shares (c)(d)	1,306,300	7,271,951
Kunlun Tech Co Ltd A Shares (China) (b)	36,700	264,598
Meitu Inc (c)(d)	1,907,500	1,027,067
Tencent Holdings Ltd	3,245,300	197,094,422
		226,326,013
Media - 0.0%
Bluefocus Intelligent Communications Group Co Ltd A Shares (China) (b)	105,300	265,662
China Literature Ltd (b)(c)(d)(e)	202,800	641,418
Focus Media Information Technology Co Ltd A Shares (China)	411,540	379,873
Leo Group Co Ltd A Shares (China) (b)	197,900	188,364
		1,475,317
Wireless Telecommunication Services - 0.0%
China United Network Communications Ltd A Shares (China)	997,100	661,725
TOTAL COMMUNICATION SERVICES		259,913,931
Consumer Discretionary - 2.2%
Automobile Components - 0.0%
Changzhou Xingyu Automotive Lighting Systems Co Ltd A Shares (China)	8,100	147,971
Fuyao Glass Industry Group Co Ltd A Shares (China)	89,300	773,426
Fuyao Glass Industry Group Co Ltd H Shares (c)(d)	279,600	2,130,094
Hesai Group B Shares (e)	60,060	1,352,482
Huayu Automotive Systems Co Ltd A Shares (China)	101,331	277,372
Huizhou Desay Sv Automotive Co Ltd A Shares (China)	16,800	255,349
Ningbo Tuopu Group Co Ltd A Shares (China)	52,305	466,811
Sailun Group Co Ltd A Shares (China)	89,500	183,058
Wanxiang Qianchao Co Ltd A Shares (China) (b)	96,600	229,480
Zhejiang Wanfeng Auto Wheel Co Ltd A Shares (China)	74,200	148,856
		5,964,899
Automobiles - 0.4%
Anhui Jianghuai Automobile Group Corp Ltd A Shares (China) (b)	67,300	468,266
BAIC BluePark New Energy Technology Co Ltd A Shares (China) (b)	174,400	182,441
BYD Co Ltd A Shares (China)	211,400	3,209,585
BYD Co Ltd H Shares	1,821,700	24,232,559
Chongqing Afari Technology Co Ltd A Shares (China) (b)	127,000	209,313
Chongqing Changan Automobile Co Ltd A Shares (China)	239,290	334,518
Geely Automobile Holdings Ltd	3,330,000	9,903,984
Great Wall Motor Co Ltd A Shares (China)	10,900	31,836
Great Wall Motor Co Ltd H Shares	1,160,500	1,755,296
Guangzhou Automobile Group Co Ltd A Shares (China)	73,500	76,039
Guangzhou Automobile Group Co Ltd H Shares (e)	276,000	99,907
Li Auto Inc A Shares (b)(e)	638,864	5,622,150
NIO Inc A Shares (b)	943,526	6,088,129
SAIC Motor Corp Ltd A Shares (China)	210,500	426,603
Seres Group Co Ltd A Shares (China)	47,100	615,092
VOYAH Automobile Technology Co Ltd H Shares	39,628	30,539
XPeng Inc A Shares (b)	637,226	5,093,038
Yadea Group Holdings Ltd (c)(d)	622,516	955,609
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)	263,100	1,605,927
		60,940,831
Broadline Retail - 1.3%
Alibaba Group Holding Ltd	8,735,412	143,968,447
CCOOP Group Co Ltd A Shares (China) (b)	500,700	128,732
JD.com Inc A Shares	1,215,917	18,421,293
MINISO Group Holding Ltd A Shares	245,820	907,038
PDD Holdings Inc Class A ADR (b)	360,912	36,047,891
Prosus NV Class N	665,052	32,197,170
Vipshop Holdings Ltd Class A ADR	157,546	2,267,087
		233,937,658
Distributors - 0.0%
Zhejiang China Commodities City Group Co Ltd A Shares (China)	154,800	301,918
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc	683,310	3,728,483
TAL Education Group Class A ADR (b)	210,520	2,340,982
		6,069,465
Hotels, Restaurants & Leisure - 0.4%
H World Group Ltd ADR	102,206	5,277,918
Haidilao International Holding Ltd (c)(d)(e)	863,000	1,591,685
Meituan B Shares (b)(c)(d)	2,531,810	27,240,218
Tongcheng Travel Holdings Ltd (c)	658,400	1,502,785
Trip.com Group Ltd (b)	315,105	17,015,347
Yum China Holdings Inc (Hong Kong)	181,080	8,860,835
		61,488,788
Household Durables - 0.0%
Beijing Roborock Technology Co Ltd A Shares (China)	7,159	121,854
Ecovacs Robotics Co Ltd A Shares (China)	16,900	162,004
Gree Electric Appliances Inc of Zhuhai A Shares (China)	117,000	687,362
Haier Smart Home Co Ltd A Shares (China)	218,529	691,009
Haier Smart Home Co Ltd H Shares	1,194,600	3,374,094
Midea Group Co Ltd A Shares (China)	112,500	1,338,902
Midea Group Co Ltd H Shares	204,600	2,364,286
Sichuan Changhong Electric Co Ltd A Shares (China)	129,900	166,937
		8,906,448
Specialty Retail - 0.0%
China Tourism Group Duty Free Corp Ltd A Shares (China)	56,900	549,143
Chow Tai Fook Jewellery Group Ltd (e)	1,023,000	1,402,365
Pop Mart International Group Ltd (c)(d)(e)	274,000	5,576,948
		7,528,456
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd	643,000	6,736,084
Bosideng International Holdings Ltd	2,422,000	1,325,411
Laopu Gold Co Ltd H Shares (e)	13,800	985,303
Li Ning Co Ltd	1,176,000	3,061,681
Shenzhou International Group Holdings Ltd	419,500	2,557,030
		14,665,509
TOTAL CONSUMER DISCRETIONARY		399,803,972
Consumer Staples - 0.2%
Beverages - 0.1%
Anhui Gujing Distillery Co Ltd B Shares	26,502	223,872
China Resources Beer Holdings Co Ltd	823,662	2,838,097
Eastroc Beverage Group Co Ltd A Shares (China)	16,210	484,357
Jiangsu King's Luck Brewery JSC Ltd A Shares (China)	30,900	124,411
Jiangsu Yanghe Distillery Co Ltd A Shares (China)	48,000	346,474
Kweichow Moutai Co Ltd A Shares (China)	38,300	7,769,320
Luzhou Laojiao Co Ltd A Shares (China)	42,700	626,655
Nongfu Spring Co Ltd H Shares (c)(d)	1,027,000	6,210,949
Shanxi Xinghuacun Fen Wine Factory Co Ltd A Shares (China)	35,120	737,398
Tsingtao Brewery Co Ltd A Shares (China)	37,900	352,206
Tsingtao Brewery Co Ltd H Shares	304,000	2,101,739
Wuliangye Yibin Co Ltd A Shares (China)	118,000	1,679,984
		23,495,462
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (b)(e)	2,868,000	1,620,862
JD Health International Inc (b)(c)(d)	567,600	3,354,455
Yonghui Superstores Co Ltd A Shares (China) (b)	279,700	158,011
		5,133,328
Food Products - 0.1%
Angel Yeast Co Ltd A Shares (China)	23,400	128,916
China Feihe Ltd (c)(d)	1,886,000	841,508
China Mengniu Dairy Co Ltd	1,597,000	3,556,538
Foshan Haitian Flavouring & Food Co Ltd A Shares (China)	136,777	775,141
Guangdong Haid Group Co Ltd A Shares (China)	46,200	340,875
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	93,600	380,599
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	212,800	856,792
Muyuan Foods Co Ltd A Shares (China)	168,340	1,104,907
New Hope Liuhe Co Ltd A Shares (China)	136,300	174,578
Tingyi Cayman Islands Holding Corp	996,000	1,536,773
Want Want China Holdings Ltd	2,412,000	1,369,295
Wens Foodstuff Group Co Ltd A Shares (China)	185,200	446,013
Wilmar International Ltd	963,293	2,747,672
		14,259,607
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (c)(d)(e)	186,000	722,394
Hengan International Group Co Ltd	323,000	1,107,360
		1,829,754
Tobacco - 0.0%
Smoore International Holdings Ltd (c)(d)(e)	919,000	1,098,540
TOTAL CONSUMER STAPLES		45,816,691
Energy - 0.3%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	920,000	1,110,837
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	30,700	617,528
		1,728,365
Oil, Gas & Consumable Fuels - 0.3%
China Coal Energy Co Ltd H Shares	952,000	1,781,038
China Merchants Energy Shipping Co Ltd A Shares (China)	237,900	611,343
China Petroleum & Chemical Corp A Shares (China)	924,000	730,316
China Petroleum & Chemical Corp H Shares	11,592,000	6,848,436
China Shenhua Energy Co Ltd A Shares (China)	165,600	1,163,458
China Shenhua Energy Co Ltd H Shares	1,760,000	10,932,899
COSCO SHIPPING Energy Transportation Co Ltd A Shares (China)	45,800	144,620
COSCO SHIPPING Energy Transportation Co Ltd H Shares (e)	118,000	276,270
Inner Mongolia Dian Tou Energy Corp Ltd A Shares (China)	63,900	304,146
Inner Mongolia Yitai Coal Co Ltd B Shares	507,400	1,350,633
PetroChina Co Ltd A Shares (China)	525,000	940,232
PetroChina Co Ltd H Shares	10,894,000	16,804,152
Shaanxi Coal Industry Co Ltd A Shares (China)	295,600	1,130,903
Shanxi Coking Coal Energy Group Co Ltd A Shares (China)	182,970	188,630
Shanxi Lu'an Environmental Energy Development Co Ltd A Shares (China)	92,900	220,369
Yankuang Energy Group Co Ltd A Shares (China)	173,485	585,202
Yankuang Energy Group Co Ltd H Shares (e)	1,662,500	3,488,190
		47,500,837
TOTAL ENERGY		49,229,202
Financials - 1.5%
Banks - 1.0%
Agricultural Bank of China Ltd A Shares (China)	2,459,200	2,488,892
Agricultural Bank of China Ltd H Shares	14,226,000	11,097,682
Bank of Beijing Co Ltd A Shares (China)	603,516	468,096
Bank of Changsha Co Ltd A Shares (China)	104,200	152,271
Bank of Chengdu Co Ltd A Shares (China)	123,100	345,474
Bank of China Ltd A Shares (China)	1,431,800	1,205,255
Bank of China Ltd H Shares	35,828,000	23,265,266
Bank of Communications Co Ltd A Shares (China)	1,588,500	1,581,092
Bank of Communications Co Ltd H Shares	4,497,000	4,113,342
Bank of Hangzhou Co Ltd A Shares (China)	236,080	601,726
Bank of Jiangsu Co Ltd A Shares (China)	639,330	1,056,767
Bank of Nanjing Co Ltd A Shares (China)	456,000	784,636
Bank of Ningbo Co Ltd A Shares (China)	230,240	1,128,434
Bank of Shanghai Co Ltd A Shares (China)	449,120	621,903
Bank of Suzhou Co Ltd A Shares (China)	113,400	142,630
BOC Hong Kong Holdings Ltd	1,877,149	10,797,715
China CITIC Bank Corp Ltd A Shares (China)	513,100	631,792
China CITIC Bank Corp Ltd H Shares	4,008,000	4,203,189
China Construction Bank Corp A Shares (China)	951,342	1,385,295
China Construction Bank Corp H Shares	48,471,000	54,714,063
China Everbright Bank Co Ltd A Shares (China)	449,200	205,402
China Everbright Bank Co Ltd H Shares (e)	1,121,000	444,336
China Merchants Bank Co Ltd A Shares (China)	650,700	3,651,212
China Merchants Bank Co Ltd H Shares	1,965,251	11,894,762
China Minsheng Banking Corp Ltd A Shares (China)	1,105,100	599,250
China Minsheng Banking Corp Ltd H Shares	3,337,300	1,522,987
China Zheshang Bank Co Ltd A Shares (China)	672,650	294,919
Chongqing Rural Commercial Bank Co Ltd A Shares (China)	308,100	331,116
Chongqing Rural Commercial Bank Co Ltd H Shares	1,104,000	985,489
CNPC Capital Co Ltd A Shares (China)	233,400	323,476
Huaxia Bank Co Ltd A Shares (China)	528,700	537,757
Industrial & Commercial Bank of China Ltd A Shares (China)	1,730,900	1,886,501
Industrial & Commercial Bank of China Ltd H Shares	33,274,000	29,978,220
Industrial Bank Co Ltd A Shares (China)	643,300	1,689,554
Ping An Bank Co Ltd A Shares (China)	559,000	941,630
Postal Savings Bank of China Co Ltd A Shares (China)	731,500	547,495
Postal Savings Bank of China Co Ltd H Shares (c)(d)	4,693,000	3,017,703
Shanghai Pudong Development Bank Co Ltd A Shares (China)	953,400	1,294,751
Shanghai Rural Commercial Bank Co Ltd A Shares (China)	388,600	510,733
		181,442,813
Capital Markets - 0.1%
Beijing Compass Technology Development Co Ltd A Shares (China)	17,400	252,333
BOC International China Co Ltd A Shares (China)	79,000	144,358
Caitong Securities Co Ltd A Shares (China)	146,470	177,954
Capital Securities Co Ltd A Shares (China)	43,900	107,297
Changjiang Securities Co Ltd A Shares (China)	163,600	192,574
China CITIC Financial Asset Management Co Ltd H Shares (b)(c)(d)	6,798,000	646,221
China Galaxy Securities Co Ltd A Shares (China)	192,600	362,232
China Galaxy Securities Co Ltd H Shares	1,843,500	1,965,709
China Great Wall Securities Co Ltd A Shares (China)	113,500	148,384
China International Capital Corp Ltd A Shares (China)	67,200	338,705
China International Capital Corp Ltd H Shares (c)(d)	953,600	2,489,556
China Merchants Securities Co Ltd A Shares (China)	324,630	749,529
CITIC Securities Co Ltd A Shares (China)	374,430	1,498,303
CITIC Securities Co Ltd H Shares	782,675	2,778,835
CSC Financial Co Ltd A Shares (China)	134,300	454,368
Dongxing Securities Co Ltd A Shares (China)	92,500	179,703
East Money Information Co Ltd A Shares (China)	485,089	1,453,045
Everbright Securities Co Ltd A Shares (China)	125,300	279,619
Founder Securities Co Ltd A Shares (China)	213,600	225,353
GF Securities Co Ltd A Shares (China)	204,000	636,522
GF Securities Co Ltd H Shares	495,600	1,123,586
Guolian Minsheng Securities Co Ltd A Shares (China)	138,100	195,590
Guosen Securities Co Ltd A Shares (China)	192,500	303,034
Guotai Haitong Securities Co Ltd A Shares (China)	384,666	911,206
Guotai Haitong Securities Co Ltd H Shares (c)(d)	1,068,120	1,832,770
Guoyuan Securities Co Ltd A Shares (China)	132,300	142,907
Hithink RoyalFlush Information Network Co Ltd A Shares (China)	22,680	785,479
Huatai Securities Co Ltd A Shares (China)	118,100	332,943
Huatai Securities Co Ltd H Shares (c)(d)	903,600	1,875,003
Industrial Securities Co Ltd A Shares (China)	233,940	208,556
Orient Securities Co Ltd/China A Shares (China) (f)	219,408	300,121
SDIC Capital Co Ltd A Shares (China)	212,000	208,928
Shenwan Hongyuan Group Co Ltd A Shares (China)	670,000	466,626
Sinolink Securities Co Ltd A Shares (China)	92,300	121,854
SooChow Securities Co Ltd A Shares (China)	129,549	153,068
Tianfeng Securities Co Ltd A Shares (China) (b)	266,800	140,816
Western Securities Co Ltd A Shares (China)	112,200	118,453
Zheshang Securities Co Ltd A Shares (China)	151,000	218,643
Zhongtai Securities Co Ltd A Shares (China)	227,700	201,349
		24,721,532
Financial Services - 0.0%
Far East Horizon Ltd	1,186,000	1,136,822
Insurance - 0.4%
China Life Insurance Co Ltd A Shares (China)	62,300	335,680
China Life Insurance Co Ltd H Shares	3,815,000	14,073,742
China Pacific Insurance Group Co Ltd A Shares (China)	196,200	1,074,538
China Pacific Insurance Group Co Ltd H Shares	1,361,200	5,942,139
China Taiping Insurance Holdings Co Ltd	726,577	2,077,210
New China Life Insurance Co Ltd A Shares (China)	49,500	469,246
New China Life Insurance Co Ltd H Shares	492,400	3,233,710
People's Insurance Co Group of China Ltd/The A Shares (China)	140,700	148,651
People's Insurance Co Group of China Ltd/The H Shares	4,679,000	3,201,450
PICC Property & Casualty Co Ltd H Shares	3,526,933	6,370,920
Ping An Insurance Group Co of China Ltd A Shares (China)	353,192	3,081,782
Ping An Insurance Group Co of China Ltd H Shares	3,378,500	27,460,795
		67,469,863
TOTAL FINANCIALS		274,771,030
Health Care - 0.3%
Biotechnology - 0.1%
3SBio Inc (c)(d)	922,000	2,757,830
Akeso Inc (b)(c)(d)	329,000	5,771,307
Beijing Wantai Biological Pharmacy Enterprise Co Ltd A Shares (China) (b)	32,346	186,848
Chongqing Zhifei Biological Products Co Ltd A Shares (China) (b)	68,200	151,870
Imeik Technology Development Co Ltd A Shares (China)	8,520	143,636
Innovent Biologics Inc (b)(c)(d)	751,500	8,775,591
Remegen Co Ltd H Shares (b)(c)(d)	96,500	1,251,036
Shanghai RAAS Blood Products Co Ltd A Shares (China)	173,800	141,648
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (b)(e)	24,700	1,494,033
		20,673,799
Health Care Equipment & Supplies - 0.0%
APT Medical Inc A Shares (China)	4,390	154,156
Jiangsu Yuyue Medical Equipment & Supply Co Ltd A Shares (China)	33,000	141,853
Shandong Weigao Group Medical Polymer Co Ltd H Shares	1,280,400	564,308
Shanghai United Imaging Healthcare Co Ltd A Shares (China)	23,861	384,965
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	42,700	1,057,456
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	20,800	147,243
		2,449,981
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co Ltd A Shares (China)	261,069	412,812
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd A Shares (China)	42,300	140,400
Huadong Medicine Co Ltd A Shares (China)	47,460	232,781
Shanghai Pharmaceuticals Holding Co Ltd H Shares	130,700	196,929
Sinopharm Group Co Ltd H Shares	671,200	1,596,626
		2,579,548
Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp (b)	598,000	1,064,666
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	4,600	37,427
Hangzhou Tigermed Consulting Co Ltd H Shares (c)(d)	7,900	40,889
Pharmaron Beijing Co Ltd A Shares (China)	17,700	76,465
Pharmaron Beijing Co Ltd H Shares (c)(d)	39,200	105,833
Wuxi Apptec Co Ltd A Shares (China)	88,048	1,427,666
Wuxi Apptec Co Ltd H Shares (c)(d)	181,900	3,195,604
Wuxi Biologics Cayman Inc (b)(c)(d)	1,795,000	7,669,580
WuXi XDC Cayman Inc (b)	191,000	1,450,308
XtalPi Holdings Ltd (b)(e)	852,000	1,047,093
		16,115,531
Pharmaceuticals - 0.1%
Beijing Tong Ren Tang Co Ltd A Shares (China)	34,400	141,024
Changchun High-Tech Industry Group Co Ltd A Shares (China)	11,600	144,869
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	42,611	161,870
CSPC Innovation Pharmaceutical Co Ltd A Shares (China)	40,420	180,166
CSPC Pharmaceutical Group Ltd	4,070,640	4,435,275
Haisco Pharmaceutical Group Co Ltd A Shares (China) (b)	27,700	239,340
Hansoh Pharmaceutical Group Co Ltd (c)(d)	764,000	3,659,307
Hebei Changshan Biochemical Pharmaceutical CO Ltd A Shares (China) (b)	26,400	160,281
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	193,148	1,531,062
Kangmei Pharmaceutical Co Ltd rights (b)(f)	2,718	0
Shanghai Allist Pharmaceuticals Co Ltd A Shares (China)	13,469	183,462
Shanghai Fosun Pharmaceutical Group Co Ltd A Shares (China)	10,600	38,775
Shanghai Fosun Pharmaceutical Group Co Ltd H Shares	108,500	266,295
Shenzhen Salubris Pharmaceuticals Co Ltd A Shares (China)	32,000	241,209
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	47,600	241,426
Sino Biopharmaceutical Ltd	5,218,250	3,632,235
Yunnan Baiyao Group Co Ltd A Shares (China)	53,680	417,820
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	17,498	367,947
		16,042,363
TOTAL HEALTH CARE		57,861,222
Industrials - 0.5%
Aerospace & Defense - 0.0%
AECC Aviation Power Co Ltd A Shares (China)	80,100	544,085
AviChina Industry & Technology Co Ltd H Shares	1,485,000	654,192
Kuang-Chi Technologies Co Ltd A Shares (China) (b)	62,100	357,653
		1,555,930
Air Freight & Logistics - 0.1%
J&T Global Express Ltd B Shares (b)	1,223,800	1,532,369
JD Logistics Inc (b)(c)(d)	1,019,700	1,985,959
SF Holding Co Ltd A Shares (China)	137,000	746,129
YTO Express Group Co Ltd A Shares (China)	93,000	293,253
ZTO Express Cayman Inc A Shares	213,741	5,415,952
		9,973,662
Building Products - 0.0%
Beijing New Building Materials PLC A Shares (China)	44,600	169,654
Commercial Services & Supplies - 0.0%
Zhejiang Weiming Environment Protection Co Ltd A Shares (China)	46,500	146,594
Construction & Engineering - 0.0%
China Energy Engineering Corp Ltd A Shares (China)	1,220,400	507,019
China National Chemical Engineering Co Ltd A Shares (China)	169,900	214,481
China Railway Group Ltd A Shares (China)	1,032,400	769,626
China Railway Group Ltd H Shares	1,485,000	719,900
China State Construction Engineering Corp Ltd A Shares (China)	1,528,960	1,100,973
China State Construction International Holdings Ltd (e)	659,250	765,702
Metallurgical Corp of China Ltd A Shares (China)	233,100	100,634
Metallurgical Corp of China Ltd H Shares	883,000	180,072
Power Construction Corp of China Ltd A Shares (China)	487,400	400,096
Sichuan Road and Bridge Group Co Ltd A Shares (China)	200,140	240,332
		4,998,835
Electrical Equipment - 0.2%
China XD Electric Co Ltd A Shares (China)	149,600	372,904
CNGR Advanced Material Co Ltd A Shares (China)	27,140	255,137
Contemporary Amperex Technology Co Ltd A Shares (China)	137,380	8,825,705
Contemporary Amperex Technology Co Ltd H Shares (e)	64,122	5,067,948
Dongfang Electric Corp Ltd A Shares (China)	88,900	510,436
Eve Energy Co Ltd A Shares (China)	60,724	650,067
GEM Co Ltd A Shares (China)	155,400	209,585
Goldwind Science & Technology Co Ltd A Shares (China)	103,982	422,137
Goneo Group Co Ltd A Shares (China)	21,112	138,874
Gotion High-Tech Co Ltd A Shares (China)	52,400	283,435
Jiangsu Zhongtian Technology Co Ltd A Shares (China)	100,100	488,832
JL Mag Rare-Earth Co Ltd A Shares (China) (b)	31,900	154,703
NARI Technology Co Ltd A Shares (China)	268,305	1,023,411
Ningbo Deye Technology Co Ltd A Shares (China)	26,296	582,596
Ningbo Orient Wires & Cables Co Ltd A Shares (China)	19,200	175,111
Ningbo Sanxing Medical Electric Co Ltd A Shares (China)	46,100	135,916
Shanghai Electric Group Co Ltd A Shares (China) (b)	389,300	463,023
Shenzhen Megmeet Electrical Co Ltd (China) (b)	16,800	299,079
Sungrow Power Supply Co Ltd A Shares (China)	61,560	1,252,891
Sunwoda Electronic Co Ltd A Shares (China)	54,700	221,616
TBEA Co Ltd A Shares (China)	147,800	585,504
Wolong Electric Group Co Ltd A Shares (China)	45,400	252,575
Zhejiang Chint Electrics Co Ltd A Shares (China)	61,000	293,452
Zhejiang Huayou Cobalt Co Ltd A Shares (China)	55,510	547,028
		23,211,965
Ground Transportation - 0.0%
Daqin Railway Co Ltd A Shares (China)	1,157,500	900,511
Industrial Conglomerates - 0.0%
CITIC Ltd	2,073,000	3,445,026
Machinery - 0.2%
Airtac International Group	71,043	3,327,547
China CSSC Holdings Ltd A Shares (China)	228,900	1,403,087
CRRC Corp Ltd A Shares (China)	1,080,600	946,168
CRRC Corp Ltd H Shares	1,732,000	1,152,919
Haitian International Holdings Ltd	332,000	900,764
Jiangsu Hengli Hydraulic Co Ltd A Shares (China)	40,172	622,217
RoboTechnik Intelligent Technology Co Ltd A Shares (China) (b)	4,900	349,723
Sany Heavy Industry Co Ltd A Shares (China)	294,800	881,333
Shandong Himile Mechanical Science & Technology Co Ltd A Shares (China)	23,000	295,478
Shenzhen Envicool Technology Co Ltd A Shares (China)	28,300	396,098
Shenzhen Inovance Technology Co Ltd A Shares (China)	37,450	377,795
Sinotruk Hong Kong Ltd	353,500	1,738,764
UBTech Robotics Corp Ltd H Shares (b)	109,700	1,503,986
Weichai Power Co Ltd A Shares (China)	169,500	780,213
Weichai Power Co Ltd H Shares	1,026,600	5,103,114
XCMG Construction Machinery Co Ltd A Shares (China)	357,900	523,269
Yangzijiang Shipbuilding (Holdings) Ltd	1,314,600	4,483,398
Yutong Bus Co Ltd A Shares (China)	61,300	320,438
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	54,200	376,024
Zhuzhou CRRC Times Electric Co Ltd A Shares (China)	29,654	211,181
Zhuzhou CRRC Times Electric Co Ltd H Shares	212,600	971,406
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	193,700	226,371
		26,891,293
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd A Shares (China)	458,320	949,974
COSCO SHIPPING Holdings Co Ltd H Shares (e)	1,232,650	2,268,712
SITC International Holdings Co Ltd	682,000	2,855,515
		6,074,201
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (b)	263,200	260,114
Air China Ltd H Shares (b)	284,000	170,827
China Eastern Airlines Corp Ltd A Shares (China) (b)	524,400	332,685
China Southern Airlines Co Ltd A Shares (China) (b)	165,000	131,050
China Southern Airlines Co Ltd H Shares (b)	230,000	116,985
Hainan Airlines Holding Co Ltd A Shares (China) (b)	1,234,000	273,304
Spring Airlines Co Ltd A Shares (China)	27,400	189,708
		1,474,673
Professional Services - 0.0%
Kanzhun Ltd ADR	190,876	2,580,644
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (c)(d)	103,100	1,058,666
Transportation Infrastructure - 0.0%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	1,772,600	1,273,323
China Merchants Expressway Network & Technology Holdings Co Ltd A Shares (China)	146,300	201,623
China Merchants Port Holdings Co Ltd	624,655	1,242,427
Jiangsu Expressway Co Ltd H Shares	606,000	824,547
Shanghai International Airport Co Ltd A Shares (China)	37,900	151,500
		3,693,420
TOTAL INDUSTRIALS		86,175,074
Information Technology - 0.7%
Communications Equipment - 0.1%
BYD Electronic International Co Ltd (e)	409,000	1,397,697
CICT Mobile Communication Technology Co Ltd A Shares (China) (b)	99,576	286,632
Fiberhome Telecommunication Technologies Co Ltd A Shares (China) (b)	39,400	271,412
Guangzhou Haige Communications Group Inc Co A Shares (China)	71,800	170,112
Hengtong Optic-electric Co Ltd A Shares (China)	74,400	721,641
QuantumCTek Co Ltd A Shares (China) (b)	2,998	252,167
Shenzhen Sunway Communication Co Ltd A Shares (China) (b)	28,200	378,958
Suzhou TFC Optical Communication Co Ltd A Shares (China)	24,260	1,097,565
Yangtze Optical Fibre & Cable Joint Stock Ltd Co H Shares (c)(d)	204,000	5,259,921
Yealink Network Technology Corp Ltd A Shares (China)	34,760	186,261
Zhongji Innolight Co Ltd A Shares (China)	33,900	4,284,098
ZTE Corp A Shares (China) (b)	76,600	413,303
ZTE Corp H Shares (b)(e)	472,880	1,518,001
		16,237,768
Electronic Equipment, Instruments & Components - 0.1%
Aac Technologies Holdings Inc	403,500	1,868,764
Accelink Technologies Co Ltd A Shares (China)	22,900	487,928
Avary Holding Shenzhen Co Ltd A Shares (China)	69,300	739,897
BOE Technology Group Co Ltd A Shares (China)	1,152,100	690,832
Chaozhou Three-Circle Group Co Ltd A Shares (China)	55,800	708,687
China Railway Signal & Communication Corp Ltd A Shares (China)	245,055	184,495
Eoptolink Technology Inc Ltd A Shares (China)	30,340	2,350,570
Everdisplay Optronics Shanghai Co Ltd A Shares (China) (b)	374,110	124,269
Founder Technology Group Corp A Shares (China) (b)	122,600	211,856
Foxconn Industrial Internet Co Ltd A Shares (China)	405,296	3,766,074
GoerTek Inc A Shares (China)	100,900	366,038
Hgtech Co Ltd A Shares (China)	29,100	511,682
Lens Technology Co Ltd A Shares (China)	145,800	555,943
Lingyi iTech Guangdong Co A Shares (China)	209,600	435,589
Luxshare Precision Industry Co Ltd A Shares (China)	233,947	2,324,725
Maxscend Microelectronics Co Ltd A Shares (China)	17,552	256,791
Ofilm Group Co Ltd A Shares (China) (b)	89,200	114,241
Shanghai BOCHU Electronic Technology Corp Ltd A Shares (China)	7,666	159,843
Shannon Semiconductor Technology Co Ltd A Shares (China) (b)	13,600	352,549
Shengyi Electronics Co Ltd A Shares (China) (b)	20,201	328,834
Shengyi Technology Co Ltd A Shares (China)	70,900	804,372
Shennan Circuits Co Ltd A Shares (China)	21,720	1,006,790
Shenzhen Everwin Precision Technology Co Ltd A Shares (China) (b)	38,600	189,705
Shenzhen Kinwong Electronic Co Ltd A Shares (China) (b)	28,700	299,165
Sunny Optical Technology Group Co Ltd	362,000	2,980,205
SUPCON Technology Co Ltd A Shares (China)	23,973	279,767
Suzhou Dongshan Precision Manufacturing Co Ltd A Shares (China)	57,100	1,575,092
TCL Technology Group Corp A Shares (China)	591,660	370,839
Unisplendour Corp Ltd A Shares (China)	79,120	373,149
Universal Scientific Industrial Shanghai Co Ltd A Shares (China)	55,300	308,305
Victory Giant Technology Huizhou Co Ltd A Shares (China)	27,900	1,364,560
Wingtech Technology Co Ltd A Shares (China) (b)	35,400	145,786
Wuhan Guide Infrared Co Ltd A Shares (China) (b)	132,244	288,460
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	62,630	954,200
Zhejiang Dahua Technology Co Ltd A Shares (China)	88,500	240,936
		27,720,938
IT Services - 0.0%
GDS Holdings Ltd A Shares (b)	567,900	2,997,129
Isoftstone Information Technology Group Co Ltd A Shares (China)	26,750	155,392
Range Intelligent Computing Technology Group Co Ltd A Shares (China)	40,600	535,040
		3,687,561
Semiconductors & Semiconductor Equipment - 0.2%
ACM Research Shanghai Inc A Shares (China)	7,001	159,588
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	18,360	1,020,774
Amlogic Shanghai Co Ltd A Shares (China) (b)	12,116	188,969
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	4,827	178,170
Bestechnic Shanghai Co Ltd A Shares (China)	4,751	118,890
Biwin Storage Technology Co Ltd A Shares (China) (b)	13,659	540,650
Cambricon Technologies Corp Ltd A Shares (China) (b)	12,859	3,236,841
China Resources Microelectronics Ltd A Shares (China)	40,476	338,027
CSI Solar Co Ltd A Shares (China)	106,330	226,870
Dosilicon Co Ltd A Shares (China) (b)	12,937	275,850
GalaxyCore Inc A Shares (China)	58,451	118,581
GCL Technology Holdings Ltd (b)	12,681,000	1,467,083
Gigadevice Semiconductor Inc A Shares (China)	19,584	910,965
Guobo Electronics Co Ltd A Shares (China) (b)	11,548	208,391
Hangzhou Chang Chuan Technology Co Ltd A Shares (China) (b)	18,500	474,278
Hangzhou First Applied Material Co Ltd A Shares (China)	80,148	220,851
Hangzhou Silan Microelectronics Co Ltd A Shares (China)	46,800	199,260
Hua Hong Semiconductor Ltd (b)(c)(d)	372,000	5,479,807
Hua Hong Semiconductor Ltd A Shares (China) (b)	11,125	232,824
Hwatsing Technology Co Ltd A Shares (China)	10,151	295,820
Hygon Information Technology Co Ltd A Shares (China)	71,627	3,147,448
Ingenic Semiconductor Co Ltd A Shares (China)	14,000	257,362
JA Solar Technology Co Ltd A Shares (China) (b)	95,296	152,345
JCET Group Co Ltd A Shares (China)	56,000	377,270
Jinko Solar Co Ltd A Shares (China) (b)	295,375	289,076
LONGi Green Energy Technology Co Ltd A Shares (China) (b)	221,268	535,923
Loongson Technology Corp Ltd (China) (b)	11,680	285,771
Montage Technology Co Ltd A Shares (China)	33,631	864,343
National Silicon Industry Group Co Ltd A Shares (China) (b)	94,966	289,047
NAURA Technology Group Co Ltd A Shares (China)	21,680	1,716,539
Nexchip Semiconductor Corp A Shares (China)	58,235	290,529
OmniVision Integrated Circuits Group Inc A Shares (China)	38,150	552,295
Piotech Inc A Shares (China)	8,224	539,655
Rockchip Electronics Co Ltd A Shares (China)	12,100	326,861
Sanan Optoelectronics CO Ltd A Shares (China)	142,800	286,643
SG Micro Corp A Shares (China)	17,381	235,451
Shenzhen Goodix Technology Co Ltd A Shares (China)	12,500	119,385
Shenzhen Techwinsemi Technology Co Ltd A Shares (China)	6,600	517,876
Skyverse Technology Co Ltd A Shares (China) (b)	10,198	295,585
Suzhou Maxwell Technologies Co Ltd A Shares (China)	8,200	289,199
TCL Zhonghuan Renewable Energy Technology Co Ltd A Shares (China) (b)	116,900	148,843
Tianshui Huatian Technology Co Ltd A Shares (China)	91,800	177,257
TongFu Microelectronics Co Ltd A Shares (China)	46,300	352,008
Tongwei Co Ltd A Shares (China) (b)	156,700	401,960
Trina Solar Co Ltd A Shares (China) (b)	68,051	173,700
Unigroup Guoxin Microelectronics Co Ltd A Shares (China)	23,979	273,593
United Nova Technology Co Ltd A Shares (China) (b)	243,349	247,160
Verisilicon Microelectronics Shanghai Co Ltd A Shares (China) (b)	15,642	652,635
Xinjiang Daqo New Energy Co Ltd A Shares (China) (b)	60,586	199,035
Xinyi Solar Holdings Ltd (e)	2,277,631	838,463
Yuanjie Semiconductor Technology Co Ltd A Shares (China) (b)	2,516	587,538
Zhejiang Jingsheng Mechanical & Electrical Co Ltd A Shares (China)	38,300	239,918
		31,553,202
Software - 0.1%
360 Security Technology Inc A Shares (China)	204,100	335,423
Beijing Kingsoft Office Software Inc A Shares (China)	13,442	498,164
China National Software & Service Co Ltd A Shares (China) (b)	26,130	144,944
Empyrean Technology Co Ltd A Shares (China)	12,700	165,984
Geovis Technology Co Ltd A Shares (China) (b)	23,497	195,926
Horizon Robotics A Shares (b)(e)	2,541,600	2,391,421
Hundsun Technologies Inc A Shares (China)	52,777	208,479
Iflytek Co Ltd A Shares (China)	67,300	474,439
Jiangsu Hoperun Software Co Ltd A Shares (China)	22,500	150,008
Kingdee International Software Group Co Ltd (b)	1,558,000	1,723,667
Pony AI Inc A Shares	99,300	973,541
Sangfor Technologies Inc A Shares (China)	12,200	211,016
SenseTime Group Inc Class B Shares (b)(c)(d)	14,120,000	3,608,753
Shanghai Baosight Software Co Ltd A Shares (China)	14,342	47,828
Shanghai Baosight Software Co Ltd B Shares	168,411	165,376
Shanghai Stonehill Technology Co Ltd A Shares (China) (b)	165,200	209,805
Yonyou Network Technology CO Ltd A Shares (China) (b)	98,730	169,670
		11,674,444
Technology Hardware, Storage & Peripherals - 0.2%
Anker Innovations Technology Co Ltd A Shares (China)	14,870	274,234
China Greatwall Technology Group Co Ltd A Shares (China) (b)	91,600	266,000
Huaqin Co Ltd A Shares (China)	23,900	365,226
IEIT Systems Co Ltd A Shares (China)	41,912	431,113
Lenovo Group Ltd	4,086,000	6,144,208
Sharetronic Data Technology Co Ltd A Shares (China)	14,140	543,702
Shenzhen Longsys Electronics Co Ltd (China) (b)	10,200	610,327
Shenzhen Transsion Holdings Co Ltd A Shares (China)	32,926	278,980
Xiaomi Corp B Shares (b)(c)(d)	8,761,000	32,873,043
		41,786,833
TOTAL INFORMATION TECHNOLOGY		132,660,746
Materials - 0.4%
Chemicals - 0.1%
Ganfeng Lithium Group Co Ltd A Shares (China)	55,920	731,931
Ganfeng Lithium Group Co Ltd H Shares (c)(d)(e)	236,200	2,540,594
Guangzhou Tinci Materials Technology Co Ltd A Shares (China)	59,320	528,358
Hengli Petrochemical Co Ltd A Shares (China)	204,400	664,668
Hoshine Silicon Industry Co Ltd A Shares (China)	28,200	185,177
Huafon Chemical Co Ltd A Shares (China)	141,700	244,714
Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd A Shares (China)	233,300	191,606
Jiangsu Eastern Shenghong Co Ltd A Shares (China) (b)	188,900	368,487
Kingfa Sci & Tech Co Ltd A Shares (China) (b)	74,400	187,838
LB Group Co Ltd A Shares (China)	72,600	180,120
Ningxia Baofeng Energy Group Co Ltd A Shares (China)	223,500	1,012,916
Qinghai Salt Lake Industry Co Ltd A Shares (China) (b)	176,100	1,021,642
Rongsheng Petrochemical Co Ltd A Shares (China)	302,350	619,671
Satellite Chemical Co Ltd A Shares (China)	103,199	448,229
Shandong Hualu Hengsheng Chemical Co Ltd A Shares (China)	60,020	341,126
Shanghai Putailai New Energy Technology Group Co Ltd A Shares (China)	60,280	321,631
Sinoma Science & Technology Co Ltd A Shares (China)	49,000	398,809
Tianqi Lithium Corp A Shares (China) (b)	42,600	502,721
Wanhua Chemical Group Co Ltd A Shares (China)	94,200	1,239,549
Yunnan Energy New Material Group Co Ltd A Shares (China) (b)	28,600	349,986
Yunnan Yuntianhua Co Ltd A Shares (China)	53,200	282,961
Zangge Mining Co Ltd A Shares (China)	47,600	628,105
Zhejiang Juhua Co Ltd A Shares (China)	83,300	448,979
Zhejiang Longsheng Group Co Ltd A Shares (China)	102,600	197,654
Zhejiang NHU Co Ltd A Shares (China)	92,780	474,014
		14,111,486
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd A Shares (China)	105,200	326,095
Anhui Conch Cement Co Ltd H Shares	656,500	1,644,823
China Jushi Co Ltd A Shares (China)	117,022	594,453
China National Building Material Co Ltd H Shares (e)	1,837,000	1,197,079
		3,762,450
Metals & Mining - 0.3%
Aluminum Corp of China Ltd A Shares (China)	638,400	1,102,775
Aluminum Corp of China Ltd H Shares	1,594,000	2,334,505
Baiyin Nonferrous Group Co Ltd A Shares (China) (b)	217,300	243,829
Baoshan Iron & Steel Co Ltd A Shares (China)	679,800	629,465
Chengtun Mining Group Co Ltd A Shares (China) (b)	88,500	180,354
Chifeng Jilong Gold Mining Co A Shares (China)	47,700	268,101
China Gold International Resources Corp Ltd	120,100	2,579,791
China Hongqiao Group Ltd	1,455,000	6,159,088
China Nonferrous Mining Corp Ltd	675,000	1,173,625
China Northern Rare Earth Group High-Tech Co Ltd A Shares (China)	105,500	823,123
China Oriental Group Co Ltd	107	18
China Rare Earth Resources And Technology Co Ltd A Shares (China) (b)	30,100	241,440
China Tungsten And Hightech Materials Co Ltd A Shares (China) (b)	66,800	574,557
Citic Pacific Special Steel Group Co Ltd A Shares (China)	90,600	202,901
CMOC Group Ltd A Shares (China)	463,700	1,279,972
CMOC Group Ltd H Shares	1,998,000	4,568,416
Guangdong HEC Technology Holding Co Ltd A Shares (China) (b)	101,200	528,690
Henan Shenhuo Coal Industry & Electricity Power Co Ltd A Shares (China)	63,000	298,995
Hunan Valin Steel Co Ltd A Shares (China)	186,400	127,167
Inner Mongolia BaoTou Steel Union Co Ltd A Shares (China)	1,313,700	521,501
Inner Mongolia Xingye Silver&Tin Mining Co Ltd A Shares (China) (b)	51,700	326,455
Jiangxi Copper Co Ltd A Shares (China)	62,700	422,379
Jiangxi Copper Co Ltd H Shares	528,000	2,509,303
Jinduicheng Molybdenum Co Ltd A Shares (China)	90,700	261,707
MMG Ltd (b)	2,148,000	2,317,447
Shandong Gold Mining Co Ltd A Shares (China)	125,532	637,432
Shandong Gold Mining Co Ltd H Shares (c)(d)	455,500	1,668,541
Shandong Hongqiao Aluminum Industry Holding Co Ltd A Shares (China)	86,500	317,851
Shandong Nanshan Aluminum Co Ltd A Shares (China)	328,600	260,334
Shanjin International Gold Co Ltd A Shares (China)	84,440	324,626
Sinomine Resource Group Co Ltd A Shares (China)	20,800	278,301
Tianshan Aluminum Group Co Ltd A Shares (China)	143,600	353,382
Tongling Nonferrous Metals Group Co Ltd A Shares (China)	391,100	356,157
Western Mining Co Ltd A Shares (China)	73,100	319,791
Western Superconducting Technologies Co Ltd A Shares (China)	18,859	179,529
Xiamen Tungsten Co Ltd A Shares (China)	47,900	407,874
Yunnan Aluminium Co Ltd A Shares (China)	100,100	470,981
Yunnan Tin Co Ltd A Shares (China)	47,300	247,367
Zhaojin Mining Industry Co Ltd H Shares	873,500	3,209,504
Zhongjin Gold Corp Ltd A Shares (China)	141,700	543,839
Zijin Mining Group Co Ltd A Shares (China)	629,800	3,103,834
Zijin Mining Group Co Ltd H Shares	3,050,000	14,164,206
		56,519,153
Paper & Forest Products - 0.0%
Shandong Sun Paper Industry JSC Ltd A Shares (China)	85,200	183,987
TOTAL MATERIALS		74,577,076
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
C&D International Investment Group Ltd (e)	444,232	845,008
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	257,300	328,172
China Overseas Land & Investment Ltd	1,940,500	3,333,150
China Resources Land Ltd	1,636,134	6,874,272
China Resources Mixc Lifestyle Services Ltd (c)(d)	353,200	2,133,182
China Vanke Co Ltd A Shares (China) (b)	157,400	90,351
China Vanke Co Ltd H Shares (b)(e)	260,100	99,770
Hainan Airport Infrastructure Co Ltd A Shares (China)	330,400	175,418
KE Holdings Inc A Shares	1,031,134	5,725,508
Longfor Group Holdings Ltd (c)(d)(e)	1,053,372	1,090,690
Poly Developments and Holdings Group Co Ltd A Shares (China)	339,400	306,053
Shanghai Zhangjiang High-Tech Park Development Co Ltd A Shares (China)	44,800	241,920
Wharf Holdings Ltd/The	551,000	1,824,266
TOTAL REAL ESTATE		23,067,760
Utilities - 0.1%
Gas Utilities - 0.0%
Beijing Enterprises Holdings Ltd	243,000	962,391
China Gas Holdings Ltd	1,325,400	1,229,443
China Resources Gas Group Ltd	461,400	1,108,400
ENN Energy Holdings Ltd	397,000	3,112,209
ENN Natural Gas Co Ltd A Shares (China)	70,500	210,856
Kunlun Energy Co Ltd	1,988,000	1,913,143
		8,536,442
Independent Power and Renewable Electricity Producers - 0.1%
CGN Power Co Ltd A Shares (China)	575,000	386,298
CGN Power Co Ltd H Shares (c)(d)	4,660,000	2,076,307
China Longyuan Power Group Corp Ltd H Shares	1,293,000	1,101,678
China National Nuclear Power Co Ltd A Shares (China)	606,600	799,691
China Power International Development Ltd (e)	1,785,248	746,197
China Resources Power Holdings Co Ltd (e)	1,046,523	2,580,683
China Three Gorges Renewables Group Co Ltd A Shares (China)	889,400	533,457
China Yangtze Power Co Ltd A Shares (China)	759,730	3,064,061
Datang International Power Generation Co Ltd A Shares (China)	351,400	214,800
GD Power Development Co Ltd A Shares (China)	550,000	382,134
Hanergy Mobile Energy Holding Group Co Ltd (b)(f)	576,000	1
Huadian Power International Corp Ltd A Shares (China)	47,300	34,610
Huadian Power International Corp Ltd H Shares	296,000	160,963
Huaneng Power International Inc A Shares (China)	309,900	317,646
Huaneng Power International Inc H Shares	2,110,000	1,689,241
SDIC Power Holdings Co Ltd A Shares (China)	229,700	462,183
Shanghai Electric Power Co Ltd A Shares (China)	82,800	206,682
Shenergy Co Ltd A Shares (China)	136,700	181,555
Sichuan Chuantou Energy Co Ltd A Shares (China)	265,336	595,631
Wintime Energy Group Co Ltd A Shares (China) (b)	633,200	164,744
Zhejiang Zheneng Electric Power Co Ltd A Shares (China)	354,600	296,580
		15,995,142
Water Utilities - 0.0%
Guangdong Investment Ltd	1,524,000	1,601,164
TOTAL UTILITIES		26,132,748
TOTAL CHINA		1,430,009,452
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	131,254	2,721,404
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	226,264	1,749,921
TOTAL COLOMBIA		4,471,325
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (b)(e)	394,113	3,191,551
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC (United Kingdom)	98,499	5,916,195
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	38,318	2,039,737
Moneta Money Bank AS (c)(d)	127,943	1,126,279
TOTAL FINANCIALS		3,166,016
Industrials - 0.0%
Aerospace & Defense - 0.0%
CSG NV	100,909	2,181,041
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	68,296	3,934,645
TOTAL CZECH REPUBLIC		9,281,702
DENMARK - 0.9%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	39,797	3,023,926
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	47,804	6,473,321
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	338,912	17,421,593
Insurance - 0.0%
Tryg A/S	170,299	4,086,866
TOTAL FINANCIALS		21,508,459
Health Care - 0.5%
Biotechnology - 0.0%
Genmab A/S (b)	30,990	8,205,429
Health Care Equipment & Supplies - 0.0%
Coloplast AS Series B	64,184	3,964,881
Demant A/S (b)	49,132	1,558,728
		5,523,609
Pharmaceuticals - 0.5%
Novo Nordisk A/S Series B	1,636,489	69,609,636
TOTAL HEALTH CARE		83,338,674
Industrials - 0.2%
Air Freight & Logistics - 0.1%
DSV A/S	103,791	25,405,130
Building Products - 0.0%
ROCKWOOL A/S Series B	49,911	1,450,967
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	513,294	15,783,485
TOTAL INDUSTRIALS		42,639,582
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	179,158	11,008,502
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(c)(d)	268,427	7,181,634
TOTAL DENMARK		175,174,098
EGYPT - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	788,608	585,647
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	1,279,338	3,221,011
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	350,718	615,555
TOTAL EGYPT		4,422,213
FINLAND - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	71,447	3,466,515
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	137,370	3,379,261
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	215,068	7,413,416
Financials - 0.3%
Banks - 0.2%
Nordea Bank Abp	1,568,641	29,498,126
Insurance - 0.1%
Sampo Oyj A Shares	1,219,640	12,673,572
TOTAL FINANCIALS		42,171,698
Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	55,696	4,490,755
Industrials - 0.1%
Machinery - 0.1%
Kone Oyj B Shares	172,772	10,990,343
Metso Oyj	338,493	5,831,958
Wartsila OYJ Abp	255,866	10,735,622
TOTAL INDUSTRIALS		27,557,923
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj	2,692,049	33,506,745
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	294,298	3,267,510
UPM-Kymmene Oyj	270,403	8,083,121
TOTAL MATERIALS		11,350,631
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	228,144	5,740,800
TOTAL FINLAND		139,077,744
FRANCE - 4.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	945,751	19,692,760
Media - 0.1%
Publicis Groupe SA	116,466	10,882,277
TOTAL COMMUNICATION SERVICES		30,575,037
Consumer Discretionary - 0.7%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	332,568	12,047,625
Automobiles - 0.0%
Renault SA	98,127	3,447,125
Hotels, Restaurants & Leisure - 0.0%
Accor SA	96,200	4,760,817
Sodexo SA	42,356	2,154,377
Sodexo SA	2,224	113,074
		7,028,268
Textiles, Apparel & Luxury Goods - 0.6%
Hermes International SCA	16,095	30,791,372
Kering SA	37,872	10,419,100
LVMH Moet Hennessy Louis Vuitton SE	126,426	66,978,676
		108,189,148
TOTAL CONSUMER DISCRETIONARY		130,712,166
Consumer Staples - 0.5%
Beverages - 0.0%
Pernod Ricard SA	102,646	7,630,898
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	299,706	5,962,162
Food Products - 0.1%
Danone SA	328,906	25,769,144
Personal Care Products - 0.4%
L'Oreal SA	92,330	39,666,315
L'Oreal SA (loyalty shares)	29,695	12,757,405
		52,423,720
TOTAL CONSUMER STAPLES		91,785,924
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Bollore SE	356,809	2,248,789
TotalEnergies SE	1,008,790	93,876,695
TOTAL ENERGY		96,125,484
Financials - 0.7%
Banks - 0.5%
BNP Paribas SA	510,635	53,627,663
Credit Agricole SA	538,178	10,511,756
Societe Generale SA Series A	350,870	28,245,056
		92,384,475
Capital Markets - 0.0%
Amundi SA (c)(d)	31,364	3,025,811
Insurance - 0.2%
AXA SA	849,018	40,927,163
TOTAL FINANCIALS		136,337,449
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
BioMerieux	20,872	1,756,394
EssilorLuxottica SA	153,028	32,391,374
		34,147,768
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	14,723	2,707,721
Pharmaceuticals - 0.0%
Ipsen SA	19,022	3,728,303
TOTAL HEALTH CARE		40,583,792
Industrials - 1.3%
Aerospace & Defense - 0.8%
Airbus SE	301,934	62,246,557
Dassault Aviation SA	9,887	3,444,031
Safran SA	180,712	58,028,940
Thales SA	47,127	12,947,550
		136,667,078
Building Products - 0.1%
Cie de Saint-Gobain SA	226,339	20,737,151
Construction & Engineering - 0.3%
Bouygues SA	97,393	5,747,270
Eiffage SA	34,810	5,597,102
Vinci SA	251,098	37,971,639
		49,316,011
Electrical Equipment - 0.1%
Legrand SA	133,368	23,894,695
Ground Transportation - 0.0%
Ayvens SA (c)(d)	177,554	2,392,274
Machinery - 0.0%
Alstom SA (b)	174,753	3,511,538
Professional Services - 0.0%
Bureau Veritas SA	173,540	5,307,776
Trading Companies & Distributors - 0.0%
Rexel SA	113,115	4,747,405
Transportation Infrastructure - 0.0%
Aeroports de Paris SA	17,411	2,104,745
Getlink SE Series A	153,086	3,426,295
		5,531,040
TOTAL INDUSTRIALS		252,104,968
Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	77,786	9,460,058
Software - 0.0%
Dassault Systemes SE	341,449	7,694,081
TOTAL INFORMATION TECHNOLOGY		17,154,139
Materials - 0.3%
Chemicals - 0.3%
Air Liquide SA	223,914	48,172,950
Real Estate - 0.1%
Diversified REITs - 0.0%
Covivio SA/France	28,449	1,876,470
Office REITs - 0.0%
Gecina SA	23,556	1,986,401
Retail REITs - 0.1%
Klepierre SA	109,265	4,419,111
Unibail-Rodamco-Westfield unit	61,875	7,487,081
		11,906,192
TOTAL REAL ESTATE		15,769,063
Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	724,916	23,881,891
Engie SA	202,100	6,658,054
Veolia Environnement SA	319,197	13,498,587
TOTAL UTILITIES		44,038,532
TOTAL FRANCE		903,359,504
GERMANY - 5.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Deutsche Telekom AG	1,869,203	60,376,465
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	31,600	2,082,453
Interactive Media & Services - 0.0%
Scout24 SE (c)(d)	37,924	3,160,175
TOTAL COMMUNICATION SERVICES		65,619,093
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Continental AG (b)	55,515	4,181,659
Automobiles - 0.2%
Bayerische Motoren Werke AG	140,026	12,805,491
Mercedes-Benz Group AG	367,023	21,393,821
		34,199,312
Specialty Retail - 0.0%
Zalando SE (b)(c)(d)	113,279	2,795,936
Textiles, Apparel & Luxury Goods - 0.1%
Adidas AG	87,045	15,063,808
TOTAL CONSUMER DISCRETIONARY		56,240,715
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	52,515	3,621,011
Personal Care Products - 0.0%
Beiersdorf AG	49,440	4,098,562
TOTAL CONSUMER STAPLES		7,719,573
Financials - 1.1%
Banks - 0.0%
Commerzbank AG	372,808	15,405,998
Capital Markets - 0.3%
Deutsche Bank AG	922,622	28,695,136
Deutsche Boerse AG	95,677	29,353,502
		58,048,638
Insurance - 0.8%
Allianz SE	193,214	88,247,117
Hannover Rueck SE	30,634	9,261,646
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	66,367	39,787,044
Talanx AG	32,785	4,267,223
		141,563,030
TOTAL FINANCIALS		215,017,666
Health Care - 0.3%
Health Care Equipment & Supplies - 0.0%
Siemens Healthineers AG (c)(d)	171,970	7,051,491
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG (e)	112,034	5,069,367
Fresenius SE & Co KGaA	215,024	10,413,529
		15,482,896
Pharmaceuticals - 0.2%
Bayer AG	499,328	22,298,682
Merck KGaA	65,740	8,490,990
		30,789,672
TOTAL HEALTH CARE		53,324,059
Industrials - 1.7%
Aerospace & Defense - 0.3%
Hensoldt AG (e)	32,036	2,890,735
MTU Aero Engines AG	27,429	9,377,543
Rheinmetall AG	23,386	37,212,614
		49,480,892
Air Freight & Logistics - 0.1%
Deutsche Post AG	467,215	27,665,787
Construction & Engineering - 0.0%
HOCHTIEF AG	7,902	4,240,156
Electrical Equipment - 0.5%
Siemens Energy AG	393,873	83,476,545
Industrial Conglomerates - 0.7%
Siemens AG	386,175	114,756,216
Machinery - 0.1%
Daimler Truck Holding AG	233,439	11,774,180
Gea Group Ag	74,893	5,128,858
Knorr-Bremse AG	37,051	4,307,180
Rational AG	2,584	1,890,896
		23,101,114
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	303,779	2,602,915
Trading Companies & Distributors - 0.0%
Brenntag SE (e)	62,474	4,551,868
TOTAL INDUSTRIALS		309,875,493
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	664,065	44,661,897
Software - 0.5%
Nemetschek SE	29,443	2,135,547
SAP SE	530,759	89,110,823
		91,246,370
TOTAL INFORMATION TECHNOLOGY		135,908,267
Materials - 0.3%
Chemicals - 0.2%
BASF SE	453,774	29,103,520
Evonik Industries AG	129,298	2,682,951
Symrise AG	67,807	5,998,252
		37,784,723
Construction Materials - 0.1%
Heidelberg Materials AG	68,081	15,021,614
TOTAL MATERIALS		52,806,337
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	38,074	2,665,493
Vonovia SE	388,409	10,464,985
TOTAL REAL ESTATE		13,130,478
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	321,327	23,396,648
Multi-Utilities - 0.2%
E.ON SE	1,139,194	25,256,214
TOTAL UTILITIES		48,652,862
TOTAL GERMANY		958,294,543
GREECE - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	80,440	1,715,401
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Allwyn AG	93,133	1,330,039
Specialty Retail - 0.0%
FF Group (b)(f)	5,453	0
JUMBO SA	57,638	1,572,113
		1,572,113
TOTAL CONSUMER DISCRETIONARY		2,902,152
Financials - 0.1%
Banks - 0.1%
Alpha Bank SA	817,229	3,279,732
Eurobank SA	1,295,005	5,593,168
National Bank of Greece SA	442,569	6,973,228
Piraeus Bank SA	567,456	5,294,658
TOTAL FINANCIALS		21,140,786
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	92,854	1,962,696
TOTAL GREECE		27,721,035
HONG KONG - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	1,897,557	3,078,124
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (c)(d)	4,248,446	5,196,048
Financials - 0.7%
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR	28,967	4,475,691
Hong Kong Exchanges & Clearing Ltd	612,302	32,612,889
		37,088,580
Insurance - 0.5%
AIA Group Ltd	5,340,095	58,627,674
Prudential PLC	1,294,389	19,505,858
Prudential PLC rights (b)(g)	1,253,172	237,716
		78,371,248
TOTAL FINANCIALS		115,459,828
Industrials - 0.1%
Ground Transportation - 0.0%
MTR Corp Ltd (e)	786,818	3,362,207
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares (e)	179,504	1,952,462
Machinery - 0.1%
Techtronic Industries Co Ltd	744,847	10,800,059
Marine Transportation - 0.0%
Orient Overseas International Ltd (e)	66,000	1,152,234
TOTAL INDUSTRIALS		17,266,962
Materials - 0.0%
Metals & Mining - 0.0%
Zijin Gold International Co Ltd	108,100	2,135,357
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	981,971	6,185,686
Henderson Land Development Co Ltd (e)	734,059	2,901,520
Hongkong Land Holdings Ltd (Singapore)	550,467	4,352,013
Jinmao Property Services Co Ltd (c)	316	104
Sino Land Co Ltd (e)	1,872,613	3,002,867
Sun Hung Kai Properties Ltd	737,062	12,903,807
Wharf Real Estate Investment Co Ltd	841,654	2,635,636
		31,981,633
Retail REITs - 0.0%
Link REIT	1,330,285	6,698,375
TOTAL REAL ESTATE		38,680,008
Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	321,136	2,703,511
CLP Holdings Ltd	833,608	8,015,409
Power Assets Holdings Ltd (e)	705,354	5,829,099
		16,548,019
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	5,642,468	5,223,924
TOTAL UTILITIES		21,771,943
TOTAL HONG KONG		203,588,270
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	208,050	2,773,171
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	113,825	15,260,172
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	71,130	2,996,104
TOTAL HUNGARY		21,029,447
INDIA - 3.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd (b)	663,879	2,877,869
Tata Communications Ltd	59,024	986,992
		3,864,861
Interactive Media & Services - 0.0%
Info Edge India Ltd	184,101	1,897,253
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	1,304,928	26,086,446
Vodafone Idea Ltd (b)	13,938,642	1,508,547
		27,594,993
TOTAL COMMUNICATION SERVICES		33,357,107
Consumer Discretionary - 0.5%
Automobile Components - 0.1%
Balkrishna Industries Ltd	40,398	924,269
Bharat Forge Ltd	121,464	2,421,392
Bosch Ltd	3,693	1,405,086
MRF Ltd	1,187	1,628,169
Samvardhana Motherson International Ltd	2,147,265	2,761,777
Tube Investments of India Ltd	53,966	1,680,497
		10,821,190
Automobiles - 0.3%
Bajaj Auto Ltd	33,910	3,582,895
Eicher Motors Ltd	70,090	5,274,122
Hero MotoCorp Ltd	60,828	3,287,087
Hyundai Motor India Ltd	83,788	1,612,365
Mahindra & Mahindra Ltd	474,695	15,569,308
Maruti Suzuki India Ltd	64,082	9,041,097
Tata Motors Passenger Vehicles Limited	1,021,455	3,693,459
TVS Motor Co Ltd	121,456	4,497,924
		46,558,257
Broadline Retail - 0.0%
Vishal Mega Mart Ltd (b)	1,208,052	1,564,829
Hotels, Restaurants & Leisure - 0.0%
Eternal Ltd (b)	1,218,339	3,196,942
Indian Hotels Co Ltd/The	432,613	2,913,210
Jubilant Foodworks Ltd	203,861	1,031,720
Swiggy Ltd (b)	708,599	2,033,408
		9,175,280
Household Durables - 0.0%
Dixon Technologies India Ltd (c)	18,681	2,212,318
Specialty Retail - 0.0%
FSN E-Commerce Ventures Ltd (b)	595,995	1,672,775
Trent Ltd	91,494	4,016,984
		5,689,759
Textiles, Apparel & Luxury Goods - 0.1%
Kalyan Jewellers India Ltd	205,340	898,941
Page Industries Ltd	3,091	1,202,858
Titan Co Ltd	180,840	8,395,766
		10,497,565
TOTAL CONSUMER DISCRETIONARY		86,519,198
Consumer Staples - 0.2%
Beverages - 0.0%
United Spirits Ltd	149,643	2,096,490
Varun Beverages Ltd	682,428	3,717,332
		5,813,822
Consumer Staples Distribution & Retail - 0.0%
Avenue Supermarts Ltd (b)(c)(d)	82,936	4,026,439
Food Products - 0.1%
Britannia Industries Ltd	54,799	3,332,518
Marico Ltd	268,318	2,196,583
Nestle India Ltd	343,900	5,298,412
Tata Consumer Products Ltd	300,121	3,626,879
		14,454,392
Personal Care Products - 0.1%
Colgate-Palmolive India Ltd	63,304	1,402,539
Dabur India Ltd	276,939	1,292,263
Godrej Consumer Products Ltd	207,682	2,347,546
Hindustan Unilever Ltd	418,167	9,941,364
		14,983,712
Tobacco - 0.0%
ITC Ltd	1,531,872	5,100,634
TOTAL CONSUMER STAPLES		44,378,999
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Bharat Petroleum Corp Ltd	766,726	2,441,488
Coal India Ltd	940,329	4,782,735
Hindustan Petroleum Corp Ltd	489,032	1,938,536
Indian Oil Corp Ltd	1,425,934	2,146,714
Oil & Natural Gas Corp Ltd	1,597,107	5,063,237
Oil India Ltd	247,670	1,286,008
Petronet LNG Ltd	381,066	1,115,019
Reliance Industries Ltd	3,094,055	46,927,523
TOTAL ENERGY		65,701,260
Financials - 1.1%
Banks - 0.7%
AU Small Finance Bank Ltd (c)(d)	279,850	3,006,199
Axis Bank Ltd	1,168,253	15,669,904
Bank of Baroda	531,374	1,482,610
Canara Bank	900,133	1,284,759
HDFC Bank Ltd	5,785,961	47,325,673
ICICI Bank Ltd	2,689,172	36,085,652
IDFC First Bank Ltd	1,786,717	1,318,257
IndusInd Bank Ltd (b)	292,740	2,842,475
Kotak Mahindra Bank Ltd	2,783,083	11,303,318
Punjab National Bank	1,144,220	1,325,584
State Bank of India	938,327	10,613,839
Union Bank of India Ltd	785,051	1,380,834
Yes Bank Ltd (b)	8,156,423	1,723,692
		135,362,796
Capital Markets - 0.0%
BSE Ltd	100,713	3,890,142
HDFC Asset Management Co Ltd (c)(d)	97,586	2,800,159
		6,690,301
Consumer Finance - 0.2%
Bajaj Finance Ltd	1,424,741	14,152,003
Cholamandalam Investment and Finance Co Ltd	213,187	3,534,195
L&T Finance Ltd	446,987	1,324,487
Muthoot Finance Ltd	60,759	2,201,737
SBI Cards & Payment Services Ltd	142,933	975,197
Shriram Finance Ltd	719,914	7,160,261
Sundaram Finance Ltd	34,479	1,652,786
		31,000,666
Financial Services - 0.1%
Aditya Birla Capital Ltd (b)	400,194	1,464,775
Bajaj Finserv Ltd	193,661	3,582,400
Bajaj Holdings & Investment Ltd	13,775	1,498,043
Jio Financial Services Ltd	1,446,979	3,772,809
One 97 Communications Ltd (b)	194,582	2,261,432
Power Finance Corp Ltd	746,924	3,546,061
REC Ltd	607,054	2,279,395
		18,404,915
Insurance - 0.1%
HDFC Life Insurance Co Ltd (c)(d)	491,279	3,051,668
ICICI Lombard General Insurance Co Ltd (c)(d)	123,700	2,307,720
ICICI Prudential Life Insurance Co Ltd (c)(d)	180,458	979,540
PB Fintech Ltd (b)	175,139	3,090,699
SBI Life Insurance Co Ltd (c)(d)	230,358	4,424,364
		13,853,991
TOTAL FINANCIALS		205,312,669
Health Care - 0.2%
Health Care Providers & Services - 0.0%
Apollo Hospitals Enterprise Ltd	54,437	4,394,369
Fortis Healthcare Ltd	254,416	2,488,438
Max Healthcare Institute Ltd	393,316	4,138,448
		11,021,255
Life Sciences Tools & Services - 0.0%
Divi's Laboratories Ltd	60,217	4,143,573
Pharmaceuticals - 0.2%
Alkem Laboratories Ltd	24,358	1,390,103
Aurobindo Pharma Ltd	134,427	1,978,244
Cipla Ltd/India	285,521	3,957,016
Dr Reddy's Laboratories Ltd	273,987	3,826,621
Lupin Ltd	126,913	3,102,272
Mankind Pharma Ltd	62,946	1,498,341
Sun Pharmaceutical Industries Ltd	488,837	9,364,436
Torrent Pharmaceuticals Ltd	59,861	2,644,790
Zydus Lifesciences Ltd	101,021	954,899
		28,716,722
TOTAL HEALTH CARE		43,881,550
Industrials - 0.4%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	1,859,947	8,491,385
Hindustan Aeronautics Ltd (c)	102,254	4,694,964
		13,186,349
Building Products - 0.0%
Astral Ltd	61,457	994,732
Supreme Industries Ltd	31,639	1,215,770
		2,210,502
Construction & Engineering - 0.1%
Larsen & Toubro Ltd	342,542	14,551,707
Rail Vikas Nigam Ltd (c)	260,857	823,394
Voltas Ltd	110,550	1,674,129
		17,049,230
Electrical Equipment - 0.1%
ABB India Ltd	27,302	2,085,691
Bharat Heavy Electricals Ltd	626,690	2,336,622
CG Power & Industrial Solutions Ltd	359,149	3,085,517
GE Vernova T&D India Ltd	64,695	3,043,474
Havells India Ltd	109,230	1,430,605
Hitachi Energy India Ltd	6,752	2,398,514
Polycab India Ltd	26,736	2,296,379
Siemens Energy India Ltd	45,153	1,568,375
Suzlon Energy Ltd (b)	5,316,913	3,134,547
		21,379,724
Industrial Conglomerates - 0.0%
Siemens Ltd (b)	45,703	1,842,059
Machinery - 0.1%
Ashok Leyland Ltd	1,484,068	2,550,900
Cummins India Ltd	69,940	3,896,813
Tata Motors Ltd /new (b)	1,032,451	4,511,265
		10,958,978
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (c)(d)	95,729	4,372,136
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	83,190	2,122,238
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	271,801	4,775,968
GMR Airports Ltd (b)	1,314,287	1,343,117
		6,119,085
TOTAL INDUSTRIALS		79,240,301
Information Technology - 0.3%
IT Services - 0.3%
HCL Technologies Ltd	483,822	6,153,950
Infosys Ltd	1,649,109	20,761,650
LTM Ltd (c)(d)	38,242	1,734,130
Mphasis Ltd	62,957	1,520,050
Persistent Systems Ltd	55,746	2,848,364
Tata Consultancy Services Ltd	460,069	12,073,751
Tech Mahindra Ltd	275,481	4,306,364
Wipro Ltd	1,322,146	2,817,296
		52,215,555
Semiconductors & Semiconductor Equipment - 0.0%
WAAREE Energies Ltd	44,508	1,470,925
Software - 0.0%
Oracle Financial Services Software Ltd	10,718	1,107,631
TOTAL INFORMATION TECHNOLOGY		54,794,111
Materials - 0.3%
Chemicals - 0.1%
Asian Paints Ltd	195,691	5,078,077
Coromandel International Ltd	58,640	1,230,383
PI Industries Ltd	37,893	1,222,515
Pidilite Industries Ltd	155,790	2,267,982
Solar Industries India Ltd	13,944	2,277,859
SRF Ltd	76,706	2,048,065
UPL Ltd	259,986	1,768,927
		15,893,808
Construction Materials - 0.0%
Ambuja Cements Ltd	308,151	1,449,348
Grasim Industries Ltd	137,418	4,063,875
Shree Cement Ltd	4,507	1,152,435
UltraTech Cement Ltd	60,130	7,378,162
		14,043,820
Metals & Mining - 0.2%
APL Apollo Tubes Ltd	91,278	1,840,644
Hindalco Industries Ltd	685,930	7,536,329
Jindal Stainless Ltd	169,065	1,373,906
Jindal Steel Ltd	179,934	2,328,471
JSW Steel Ltd	310,990	4,163,593
NMDC Ltd	1,581,655	1,513,965
Tata Steel Ltd	3,810,402	8,520,998
Vedanta Aluminium Metal Ltd (f)	696,846	888,587
Vedanta Iron and Steel Ltd (f)	696,846	888,587
Vedanta Ltd	696,846	2,001,267
		31,056,347
TOTAL MATERIALS		60,993,975
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
DLF Ltd	378,061	2,353,385
Godrej Properties Ltd (b)	76,727	1,489,988
Lodha Developers Ltd (c)(d)	148,922	1,419,523
Oberoi Realty Ltd	64,648	1,143,329
Phoenix Mills Ltd/The	98,479	1,836,610
Prestige Estates Projects Ltd	86,016	1,288,708
TOTAL REAL ESTATE		9,531,543
Utilities - 0.2%
Electric Utilities - 0.1%
Power Grid Corp of India Ltd	2,364,728	7,963,550
Tata Power Co Ltd/The	806,968	3,797,723
Torrent Power Ltd	89,669	1,650,162
		13,411,435
Gas Utilities - 0.0%
GAIL India Ltd	1,167,778	2,020,203
Independent Power and Renewable Electricity Producers - 0.1%
Adani Power Ltd (b)	1,453,450	3,420,183
JSW Energy Ltd	220,984	1,311,858
Malco Energy Ltd (f)	696,846	888,587
NHPC Ltd	1,516,003	1,334,379
NTPC Ltd	2,217,644	9,364,338
Talwandi Sabo Power Ltd (f)	696,846	888,587
		17,207,932
TOTAL UTILITIES		32,639,570
TOTAL INDIA		716,350,283
INDONESIA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	24,979,200	4,086,173
Media - 0.0%
Surya Citra Media Tbk PT	20	0
TOTAL COMMUNICATION SERVICES		4,086,173
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (b)	454,629,712	1,419,493
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	9,278,700	710,086
Food Products - 0.0%
Charoen Pokphand Indonesia Tbk PT	3,727,200	870,344
TOTAL CONSUMER STAPLES		1,580,430
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Dian Swastatika Sentosa Tbk PT (b)	12,630,000	1,183,137
Petrindo Jaya Kreasi Tbk PT (b)	11,005,400	765,315
United Tractors Tbk PT	765,600	1,295,125
TOTAL ENERGY		3,243,577
Financials - 0.2%
Banks - 0.2%
Bank Central Asia Tbk PT	28,265,100	9,583,007
Bank Mandiri Persero Tbk PT	18,865,300	4,800,305
Bank Negara Indonesia Persero Tbk PT	7,695,100	1,657,978
Bank Rakyat Indonesia Persero Tbk PT	34,810,954	6,022,107
TOTAL FINANCIALS		22,063,397
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Astra International Tbk PT	10,217,800	3,539,845
Jardine Matheson Holdings Ltd (Singapore)	82,819	5,645,961
TOTAL INDUSTRIALS		9,185,806
Materials - 0.0%
Chemicals - 0.0%
Barito Pacific Tbk PT (b)	11,981,047	1,272,968
Chandra Asri Pacific Tbk PT	4,414,900	1,353,588
		2,626,556
Metals & Mining - 0.0%
Amman Mineral Internasional PT (b)	7,328,000	2,162,401
Bumi Resources Minerals Tbk PT (b)	29,079,900	1,354,212
		3,516,613
TOTAL MATERIALS		6,143,169
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Barito Renewables Energy Tbk PT (b)	3,966,600	1,028,919
TOTAL INDONESIA		48,750,964
IRELAND - 0.3%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	81,762	6,928,310
Financials - 0.2%
Banks - 0.2%
AIB Group PLC	1,085,273	12,480,014
Bank of Ireland Group PLC	484,050	9,510,082
TOTAL FINANCIALS		21,990,096
Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	77,782	7,179,867
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	85,094	12,101,218
TOTAL INDUSTRIALS		19,281,085
TOTAL IRELAND		48,199,491
ISRAEL - 0.6%
Financials - 0.3%
Banks - 0.3%
Bank Hapoalim BM	635,763	17,040,670
Bank Leumi Le-Israel BM	753,347	19,060,171
Israel Discount Bank Ltd Class A	623,121	6,937,777
Mizrahi Tefahot Bank Ltd	79,420	6,250,679
		49,289,297
Insurance - 0.0%
Phoenix Financial Ltd	116,086	6,982,291
TOTAL FINANCIALS		56,271,588
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	582,872	20,441,321
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd	14,173	11,749,010
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Nova Ltd (Israel) (b)	15,116	7,458,645
Tower Semiconductor Ltd (b)	57,254	11,774,193
		19,232,838
Software - 0.0%
Check Point Software Technologies Ltd (b)	43,848	4,931,585
Nice Ltd (b)	31,070	3,136,776
Nice Ltd ADR (b)	56	5,712
		8,074,073
TOTAL INFORMATION TECHNOLOGY		27,306,911
Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	389,942	2,095,388
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Azrieli Group Ltd	21,392	3,423,881
TOTAL ISRAEL		121,288,099
ITALY - 1.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia SpA/Milano (b)	5,096,229	4,015,770
Telecom Italia SpA/Milano savings shares (b)	3,705,549	3,414,849
TOTAL COMMUNICATION SERVICES		7,430,619
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Ferrari NV (Italy)	64,064	22,056,610
Textiles, Apparel & Luxury Goods - 0.0%
Moncler SpA	119,052	7,159,528
TOTAL CONSUMER DISCRETIONARY		29,216,138
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC AG	111,112	6,471,174
Davide Campari-Milano NV	310,289	2,294,275
TOTAL CONSUMER STAPLES		8,765,449
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Eni SpA	1,039,171	29,384,030
Financials - 0.9%
Banks - 0.8%
Banca Monte dei Paschi di Siena SpA	1,004,586	10,672,601
Banco BPM SpA	579,005	8,416,217
BPER Banca SPA	796,301	11,714,009
FinecoBank Banca Fineco SpA	311,719	7,712,097
Intesa Sanpaolo SpA	7,076,650	48,080,405
UniCredit SpA	712,562	55,068,492
		141,663,821
Financial Services - 0.0%
Banca Mediolanum SpA	115,259	2,520,149
Poste Italiane SpA (c)(d)	232,727	6,170,234
		8,690,383
Insurance - 0.1%
Generali	432,554	19,383,606
Unipol Assicurazioni SpA	182,795	4,762,729
		24,146,335
TOTAL FINANCIALS		174,500,539
Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	58,045	3,381,701
Industrials - 0.2%
Aerospace & Defense - 0.1%
Leonardo SpA	205,871	12,855,774
Electrical Equipment - 0.1%
Prysmian SpA	143,192	21,780,824
Passenger Airlines - 0.0%
Ryanair Holdings PLC	427,323	11,211,752
TOTAL INDUSTRIALS		45,848,350
Utilities - 0.4%
Electric Utilities - 0.3%
Enel SpA	4,131,748	48,241,031
Terna - Rete Elettrica Nazionale	712,990	8,577,207
		56,818,238
Gas Utilities - 0.1%
Italgas SpA	304,045	3,671,908
Snam SpA	1,015,902	8,019,500
		11,691,408
TOTAL UTILITIES		68,509,646
TOTAL ITALY		367,036,472
JAPAN - 13.5%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.1%
NTT Inc (e)	15,144,625	14,751,795
Entertainment - 0.2%
Capcom Co Ltd	174,848	3,691,673
Konami Group Corp	51,192	6,146,791
Nexon Co Ltd	187,079	3,158,360
Nintendo Co Ltd	561,210	27,453,772
Toho Co Ltd/Tokyo	266,065	2,452,751
		42,903,347
Interactive Media & Services - 0.0%
LY Corp	1,400,796	3,684,411
Wireless Telecommunication Services - 0.6%
KDDI Corp	1,490,074	24,384,375
SoftBank Corp	14,610,190	20,563,395
SoftBank Group Corp	1,886,668	64,446,365
		109,394,135
TOTAL COMMUNICATION SERVICES		170,733,688
Consumer Discretionary - 2.0%
Automobile Components - 0.3%
Aisin Corp	248,986	3,948,276
Bridgestone Corp	581,140	12,076,703
Denso Corp	888,000	10,609,873
Sumitomo Electric Industries Ltd	363,232	23,913,108
		50,547,960
Automobiles - 0.7%
Honda Motor Co Ltd	1,877,627	15,235,894
Isuzu Motors Ltd	269,845	3,718,063
Nissan Motor Co Ltd (b)	1,120,871	2,564,573
Subaru Corp	298,605	4,447,785
Suzuki Motor Corp	800,856	8,956,323
Toyota Motor Corp	4,814,765	92,421,425
Yamaha Motor Co Ltd (e)	461,934	3,244,614
		130,588,677
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	970,840	5,491,123
Rakuten Group Inc (b)	765,950	3,729,270
Ryohin Keikaku Co Ltd	257,500	5,964,425
		15,184,818
Hotels, Restaurants & Leisure - 0.0%
Oriental Land Co Ltd/Japan	549,685	7,647,759
Zensho Holdings Co Ltd	48,700	2,684,101
		10,331,860
Household Durables - 0.5%
Panasonic Holdings Corp	1,184,880	24,237,680
Sekisui House Ltd	302,208	6,580,273
Sony Group Corp	3,124,610	62,602,599
		93,420,552
Leisure Products - 0.1%
Bandai Namco Holdings Inc	298,394	6,849,725
Shimano Inc	37,074	3,889,614
		10,739,339
Specialty Retail - 0.3%
Fast Retailing Co Ltd	97,074	45,697,134
Nitori Holdings Co Ltd	202,100	2,921,713
Sanrio Co Ltd	451,400	2,630,584
ZOZO Inc	229,721	1,541,766
		52,791,197
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	355,139	10,085,103
TOTAL CONSUMER DISCRETIONARY		373,689,506
Consumer Staples - 0.5%
Beverages - 0.1%
Asahi Group Holdings Ltd	772,847	7,609,166
Kirin Holdings Co Ltd	395,408	6,235,211
Suntory Beverage & Food Ltd	69,737	2,009,705
		15,854,082
Consumer Staples Distribution & Retail - 0.1%
Aeon Co Ltd	1,132,126	10,995,988
MatsukiyoCocokara & Co	165,600	2,425,328
Seven & i Holdings Co Ltd	1,059,220	12,635,377
Tsuruha Holdings Inc	116,500	1,536,050
		27,592,743
Food Products - 0.1%
Ajinomoto Co Inc	460,022	14,785,300
Kikkoman Corp	341,565	3,103,230
		17,888,530
Household Products - 0.0%
Unicharm Corp	568,291	3,319,836
Personal Care Products - 0.1%
Kao Corp	230,805	8,600,687
Shiseido Co Ltd	203,794	4,162,474
		12,763,161
Tobacco - 0.1%
Japan Tobacco Inc	609,581	22,709,779
TOTAL CONSUMER STAPLES		100,128,131
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ENEOS Holdings Inc	1,376,405	11,559,716
Idemitsu Kosan Co Ltd	389,625	3,333,763
Inpex Corp	448,506	11,692,633
TOTAL ENERGY		26,586,112
Financials - 2.4%
Banks - 1.5%
Chiba Bank Ltd/The	284,632	3,928,835
Japan Post Bank Co Ltd	908,766	15,594,683
Mitsubishi UFJ Financial Group Inc	5,728,257	102,895,768
Mizuho Financial Group Inc	1,265,314	54,411,937
Resona Holdings Inc	1,056,143	13,209,889
Sumitomo Mitsui Financial Group Inc	1,861,955	65,743,870
Sumitomo Mitsui Trust Group Inc	322,954	10,797,429
Yokohama Financial Group Inc	525,915	4,992,304
		271,574,715
Capital Markets - 0.2%
Daiwa Securities Group Inc	679,144	6,392,691
Japan Exchange Group Inc	499,416	5,948,908
Nomura Holdings Inc	1,527,306	12,233,465
SBI Holdings Inc	286,228	5,775,516
		30,350,580
Financial Services - 0.1%
Mitsubishi HC Capital Inc	449,399	4,081,940
ORIX Corp	591,496	19,907,680
Sony Financial Group Inc	3,076,010	2,759,694
		26,749,314
Insurance - 0.6%
Daiichi Life Group Inc	1,787,360	16,364,510
Japan Post Holdings Co Ltd	906,330	10,510,764
Japan Post Insurance Co Ltd	280,748	2,737,464
MS&AD Insurance Group Holdings Inc	653,511	16,804,441
Sompo Holdings Inc	451,037	16,785,531
T&D Holdings Inc	236,127	5,720,888
Tokio Marine Holdings Inc	933,663	42,758,750
		111,682,348
TOTAL FINANCIALS		440,356,957
Health Care - 0.8%
Health Care Equipment & Supplies - 0.3%
Hoya Corp	171,970	32,114,332
Olympus Corp	567,248	5,579,177
Sysmex Corp	253,795	2,241,122
Terumo Corp	677,870	8,625,232
		48,559,863
Health Care Technology - 0.0%
M3 Inc	222,734	2,145,476
Pharmaceuticals - 0.5%
Astellas Pharma Inc	920,530	13,045,515
Chugai Pharmaceutical Co Ltd	341,360	18,204,524
Daiichi Sankyo Co Ltd	914,973	14,862,903
Eisai Co Ltd	134,148	4,015,377
Kyowa Kirin Co Ltd	120,963	1,822,417
Otsuka Holdings Co Ltd	220,885	16,098,590
Shionogi & Co Ltd	385,180	7,781,774
Takeda Pharmaceutical Co Ltd	808,346	27,025,266
		102,856,366
TOTAL HEALTH CARE		153,561,705
Industrials - 3.6%
Building Products - 0.1%
AGC Inc	98,573	3,535,214
Daikin Industries Ltd	134,046	18,940,057
		22,475,271
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	198,276	3,755,572
Secom Co Ltd	201,612	7,340,643
TOPPAN Holdings Inc	118,758	3,529,911
		14,626,126
Construction & Engineering - 0.2%
Kajima Corp	215,144	8,408,705
Obayashi Corp	323,743	7,611,418
Shimizu Corp	255,500	4,936,285
Taisei Corp	74,587	8,088,273
		29,044,681
Electrical Equipment - 0.4%
Fuji Electric Co Ltd	72,325	6,078,540
Fujikura Ltd	767,000	29,593,161
Mitsubishi Electric Corp	966,796	38,798,482
NIDEC CORP	424,682	6,541,703
		81,011,886
Ground Transportation - 0.2%
Central Japan Railway Co	392,310	9,411,702
East Japan Railway Co	489,685	10,689,297
Hankyu Hanshin Holdings Inc	121,721	3,528,584
Seibu Holdings Inc	105,600	2,485,031
Tokyu Corp	251,381	2,673,314
West Japan Railway Co	208,518	3,774,508
		32,562,436
Industrial Conglomerates - 0.4%
Hikari Tsushin Inc	8,922	2,166,583
Hitachi Ltd	2,328,080	74,029,100
Sekisui Chemical Co Ltd	184,152	2,821,923
		79,017,606
Machinery - 0.8%
Daifuku Co Ltd	164,603	7,196,717
Ebara Corp	235,200	8,045,701
FANUC Corp	474,550	20,962,347
IHI Corp	523,500	9,562,025
Kawasaki Heavy Industries Ltd	384,600	7,906,765
Komatsu Ltd	483,363	20,696,637
Kubota Corp	492,325	8,036,933
Makita Corp	114,020	4,233,904
MINEBEA MITSUMI Inc	183,060	3,659,930
Mitsubishi Heavy Industries Ltd	1,628,810	48,613,298
SMC Corp	29,257	14,386,894
Toyota Industries Corp (b)(e)	17,100	2,227,653
		155,528,804
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd	177,100	2,887,333
Mitsui OSK Lines Ltd	175,800	6,640,698
Nippon Yusen KK	209,853	7,541,844
		17,069,875
Passenger Airlines - 0.0%
ANA Holdings Inc	79,956	1,328,725
Japan Airlines Co Ltd	73,840	1,161,198
		2,489,923
Professional Services - 0.2%
Recruit Holdings Co Ltd	715,336	33,137,915
Trading Companies & Distributors - 1.1%
ITOCHU Corp	3,018,510	37,408,726
Marubeni Corp	717,329	27,919,233
Mitsubishi Corp	1,637,742	52,451,384
Mitsui & Co Ltd	1,255,108	47,124,206
MonotaRO Co Ltd	128,050	1,522,603
Sumitomo Corp	553,961	20,597,492
Toyota Tsusho Corp	350,833	13,772,231
		200,795,875
TOTAL INDUSTRIALS		667,760,398
Information Technology - 2.3%
Electronic Equipment, Instruments & Components - 0.6%
Ibiden Co Ltd	121,800	10,417,573
Keyence Corp	98,920	45,371,233
Kyocera Corp	653,568	11,356,390
Murata Manufacturing Co Ltd	848,098	28,126,537
Shimadzu Corp	120,121	2,792,271
TDK Corp	988,320	18,070,841
Yokogawa Electric Corp	115,523	4,022,250
		120,157,095
IT Services - 0.3%
Fujitsu Ltd	894,840	17,960,649
NEC Corp	658,880	17,526,216
Nomura Research Institute Ltd	192,124	5,185,381
Obic Co Ltd	163,345	4,340,594
Otsuka Corp	115,208	2,137,111
TIS Inc	107,320	2,339,043
		49,488,994
Semiconductors & Semiconductor Equipment - 1.3%
Advantest Corp	389,448	72,717,174
Disco Corp	46,887	22,308,014
Kioxia Holdings Corp (b)	96,400	23,324,815
Lasertec Corp	40,774	11,269,054
Renesas Electronics Corp	903,967	18,280,606
SCREEN Holdings Co Ltd (e)	82,800	5,489,728
Tokyo Electron Ltd	227,744	67,112,245
		220,501,636
Software - 0.0%
Oracle Corp Japan	19,038	1,059,368
Technology Hardware, Storage & Peripherals - 0.1%
Canon Inc	440,483	11,332,112
FUJIFILM Holdings Corp	569,159	10,474,598
		21,806,710
TOTAL INFORMATION TECHNOLOGY		413,013,803
Materials - 0.5%
Chemicals - 0.4%
Asahi Kasei Corp	661,930	6,513,294
Mitsubishi Chemical Group Corp	619,362	3,630,975
Nippon Paint Holdings Co Ltd	477,710	3,012,930
Nippon Sanso Holdings Corp	87,347	3,079,459
Nitto Denko Corp	346,375	6,588,147
Shin-Etsu Chemical Co Ltd	857,545	39,483,259
Toray Industries Inc	707,653	5,080,774
		67,388,838
Metals & Mining - 0.1%
JFE Holdings Inc	289,142	3,175,457
JX Advanced Metals Corp	283,300	8,789,197
Nippon Steel Corp	2,456,920	9,045,154
Sumitomo Metal Mining Co Ltd	125,828	7,736,273
		28,746,081
TOTAL MATERIALS		96,134,919
Real Estate - 0.3%
Office REITs - 0.0%
Nippon Building Fund Inc	3,916	3,288,542
Real Estate Management & Development - 0.3%
Daito Trust Construction Co Ltd	147,625	3,320,532
Daiwa House Industry Co Ltd	284,959	8,694,374
Hulic Co Ltd	231,394	2,609,772
Mitsubishi Estate Co Ltd	540,767	15,410,909
Mitsui Fudosan Co Ltd	1,345,118	14,731,774
Sumitomo Realty & Development Co Ltd	309,616	9,597,976
		54,365,337
TOTAL REAL ESTATE		57,653,879
Utilities - 0.1%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	346,944	5,967,048
Kansai Electric Power Co Inc/The	481,794	7,718,418
		13,685,466
Gas Utilities - 0.0%
Osaka Gas Co Ltd	181,575	6,524,615
Tokyo Gas Co Ltd	160,062	6,797,812
		13,322,427
TOTAL UTILITIES		27,007,893
TOTAL JAPAN		2,526,626,991
KOREA (SOUTH) - 5.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	54,755	590,892
Entertainment - 0.0%
HYBE Co Ltd	11,845	2,136,051
Krafton Inc	14,542	2,631,382
		4,767,433
Interactive Media & Services - 0.1%
Kakao Corp	157,857	5,114,522
NAVER Corp	71,805	10,380,438
		15,494,960
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	53,030	3,458,514
TOTAL COMMUNICATION SERVICES		24,311,799
Consumer Discretionary - 0.3%
Automobile Components - 0.1%
Hankook Tire & Technology Co Ltd	37,945	1,536,750
Hyundai Mobis Co Ltd	29,994	8,730,517
		10,267,267
Automobiles - 0.2%
Hyundai Motor Co	67,378	24,578,581
Kia Corp	119,098	12,362,831
		36,941,412
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(c)(d)	98,512	2,397,603
Hanjin Kal Corp (e)	11,549	891,370
		3,288,973
Household Durables - 0.0%
LG Electronics Inc	53,854	5,220,136
TOTAL CONSUMER DISCRETIONARY		55,717,788
Consumer Staples - 0.1%
Food Products - 0.0%
Samyang Foods Co Ltd (e)	2,115	1,932,595
Personal Care Products - 0.0%
Amorepacific Corp	14,945	1,378,999
APR Corp/Korea (e)	12,271	3,546,160
		4,925,159
Tobacco - 0.1%
KT&G Corp	47,991	5,823,022
TOTAL CONSUMER STAPLES		12,680,776
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	22,088	4,719,734
S-Oil Corp	22,925	2,099,839
SK Innovation Co Ltd (b)	34,079	3,404,982
TOTAL ENERGY		10,224,555
Financials - 0.5%
Banks - 0.3%
Hana Financial Group Inc	141,429	12,366,445
Industrial Bank of Korea	140,398	2,165,956
KakaoBank Corp	85,421	1,421,155
KB Financial Group Inc	184,146	20,294,384
Shinhan Financial Group Co Ltd	222,002	15,172,649
Woori Financial Group Inc	335,864	7,708,257
		59,128,846
Capital Markets - 0.1%
Korea Investment Holdings Co Ltd	21,082	3,486,505
Mirae Asset Securities Co Ltd (e)	101,670	4,544,966
NH Investment & Securities Co Ltd	72,760	1,679,023
		9,710,494
Financial Services - 0.0%
Meritz Financial Group Inc (b)	39,715	3,024,932
Insurance - 0.1%
DB Insurance Co Ltd	23,209	2,657,987
Samsung Fire & Marine Insurance Co Ltd	15,216	4,782,243
Samsung Life Insurance Co Ltd	40,695	6,965,807
		14,406,037
TOTAL FINANCIALS		86,270,309
Health Care - 0.2%
Biotechnology - 0.2%
Alteogen Inc	20,417	5,188,691
Celltrion Inc	76,305	10,460,440
Samsung Episholdings Co Ltd (e)	3,802	1,413,327
		17,062,458
Health Care Equipment & Supplies - 0.0%
HLB Inc (b)(e)	59,792	2,492,202
Life Sciences Tools & Services - 0.0%
Samsung Biologics Co Ltd (b)(c)(d)	5,898	5,918,286
Pharmaceuticals - 0.0%
SK Biopharmaceuticals Co Ltd (b)	15,949	1,096,036
Yuhan Corp	28,972	1,818,903
		2,914,939
TOTAL HEALTH CARE		28,387,885
Industrials - 1.0%
Aerospace & Defense - 0.1%
Hanwha Aerospace Co Ltd	17,033	16,466,073
Hanwha Systems Co Ltd (e)	38,061	3,059,699
Korea Aerospace Industries Ltd	37,231	4,292,819
LIG Defense&Aerospace Co Ltd	6,715	4,330,481
		28,149,072
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	18,906	2,937,894
Construction & Engineering - 0.0%
Hyundai Engineering & Construction Co Ltd	39,666	4,421,217
Electrical Equipment - 0.4%
Doosan Enerbility Co Ltd (b)	227,941	19,993,198
Ecopro BM Co Ltd	24,643	3,492,176
Ecopro Co Ltd (e)	51,797	5,456,191
HD Hyundai Electric Co Ltd	11,919	10,315,164
Hyosung Heavy Industries Corp	2,848	7,721,221
LG Energy Solution Ltd (b)(e)	23,801	7,519,895
LS Electric Co Ltd	38,153	7,374,164
POSCO Future M Co Ltd (e)	17,942	3,103,134
		64,975,143
Industrial Conglomerates - 0.3%
Doosan Co Ltd	3,673	4,081,161
LG Corp	46,656	3,168,964
Samsung C&T Corp	43,225	8,887,750
SK Inc	18,456	5,406,941
SK Square Co Ltd (b)	46,990	27,523,773
		49,068,589
Machinery - 0.2%
Hanwha Ocean Co Ltd (b)	70,129	6,314,876
HD Hyundai Heavy Industries Co Ltd (e)	18,672	8,751,295
HD Hyundai Marine Solution Co Ltd	8,017	1,458,828
HD Korea Shipbuilding & Offshore Engineering Co Ltd	21,591	6,804,137
Hyundai Rotem Co Ltd	38,859	7,156,661
Samsung Heavy Industries Co Ltd (b)	357,931	7,934,612
		38,420,409
Marine Transportation - 0.0%
HMM Co Ltd	118,638	1,664,331
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	93,388	1,573,118
Trading Companies & Distributors - 0.0%
Posco International Corp	26,899	1,597,585
TOTAL INDUSTRIALS		192,807,358
Information Technology - 3.5%
Electronic Equipment, Instruments & Components - 0.2%
LG Display Co Ltd (b)	154,252	1,296,188
Samsung Electro-Mechanics Co Ltd	28,479	16,442,852
Samsung SDI Co Ltd (b)	30,722	14,643,552
		32,382,592
IT Services - 0.0%
Samsung SDS Co Ltd	21,524	2,451,945
Semiconductors & Semiconductor Equipment - 1.4%
Hanmi Semiconductor Co Ltd (e)	21,829	5,565,867
SK Hynix Inc	277,464	249,021,995
		254,587,862
Technology Hardware, Storage & Peripherals - 1.9%
Samsung Electronics Co Ltd	2,406,639	364,736,533
TOTAL INFORMATION TECHNOLOGY		654,158,932
Materials - 0.1%
Chemicals - 0.0%
LG Chem Ltd	25,139	6,852,431
Metals & Mining - 0.1%
POSCO Holdings Inc	37,024	11,752,366
TOTAL MATERIALS		18,604,797
Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	130,509	3,935,394
TOTAL KOREA (SOUTH)		1,087,099,593
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	983,818	1,823,663
Financials - 0.2%
Banks - 0.2%
Boubyan Bank KSCP	835,730	1,845,401
Gulf Bank KSCP	1,045,398	1,152,488
Kuwait Finance House KSCP	6,021,946	15,471,016
National Bank of Kuwait SAKP	4,436,052	12,406,519
Warba Bank KSCP	1,185,069	1,121,479
TOTAL FINANCIALS		31,996,903
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	358,011	1,170,085
TOTAL KUWAIT		34,990,651
LUXEMBOURG - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (c)(d)(e)	108,638	1,651,164
Reinet Investments SCA (South Africa)	69,059	2,383,805
TOTAL FINANCIALS		4,034,969
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	60,569	4,195,543
Materials - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA	216,727	12,524,768
TOTAL LUXEMBOURG		20,755,280
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Galaxy Entertainment Group Ltd	995,136	4,245,614
Sands China Ltd	1,224,387	2,568,953

TOTAL MACAU		6,814,567
MALAYSIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	571,297	1,077,721
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	1,453,234	860,875
CELCOMDIGI BHD	1,746,300	1,320,432
Maxis Bhd	1,201,900	1,058,240
		3,239,547
TOTAL COMMUNICATION SERVICES		4,317,268
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
MR DIY Group M Bhd (c)(d)	1,611,350	678,904
Petronas Dagangan Bhd	151,400	771,413
TOTAL CONSUMER DISCRETIONARY		1,450,317
Consumer Staples - 0.0%
Food Products - 0.0%
IOI Corp Bhd	1,265,100	1,387,646
Kuala Lumpur Kepong Bhd	252,667	1,361,332
Nestle Malaysia Bhd	36,400	995,097
QL Resources Bhd	837,025	807,591
SD Guthrie Bhd	1,047,140	1,648,415
TOTAL CONSUMER STAPLES		6,200,081
Financials - 0.3%
Banks - 0.3%
AMMB Holdings Bhd	1,285,800	1,993,139
CIMB Group Holdings Bhd	4,117,211	7,954,205
Hong Leong Bank Bhd	333,500	1,884,912
Malayan Banking Bhd	3,072,707	8,584,174
Public Bank Bhd	7,414,400	8,746,264
RHB Bank Bhd	885,763	1,816,924
TOTAL FINANCIALS		30,979,618
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	1,115,600	2,479,233
Industrials - 0.0%
Construction & Engineering - 0.0%
Gamuda Bhd	2,368,056	2,643,445
Industrial Conglomerates - 0.0%
Sunway Bhd	1,373,500	1,860,741
Marine Transportation - 0.0%
MISC Bhd	673,500	1,421,503
TOTAL INDUSTRIALS		5,925,689
Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	1,224,200	1,827,847
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	1,886,400	4,101,112
TOTAL MATERIALS		5,928,959
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
IOI Properties Group Bhd	30	31
Sime Darby Property Bhd	10	4
SP Setia Bhd Group	13	3
TOTAL REAL ESTATE		38
Utilities - 0.1%
Electric Utilities - 0.1%
Tenaga Nasional Bhd	1,331,700	4,882,522
Gas Utilities - 0.0%
Petronas Gas Bhd	401,400	1,800,596
Multi-Utilities - 0.0%
YTL Corp Bhd	1,512,400	779,214
YTL Corp Bhd warrants 6/2/2028 (b)	266,440	47,665
YTL Power International Bhd	1,553,500	1,497,268
YTL Power International Bhd warrants 6/2/2028 (b)	209,420	79,962
		2,404,109
TOTAL UTILITIES		9,087,227
TOTAL MALAYSIA		66,368,430
MEXICO - 0.7%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV Series B	9,196,800	12,219,580
Consumer Staples - 0.2%
Beverages - 0.2%
Arca Continental SAB de CV	259,800	3,121,288
Coca-Cola Femsa SAB de CV unit	264,175	2,676,155
Fomento Economico Mexicano SAB de CV unit	871,000	10,293,840
		16,091,283
Consumer Staples Distribution & Retail - 0.0%
Grupo Comercial Chedraui SA de CV	167,700	981,998
Wal-Mart de Mexico SAB de CV Series V	2,648,100	8,348,219
		9,330,217
Food Products - 0.0%
Gruma SAB de CV Series B	78,090	1,355,226
Grupo Bimbo SAB de CV (e)	658,100	2,240,822
Sigma Foods SAB de CV	1,863,351	1,765,375
		5,361,423
Household Products - 0.0%
Kimberly-Clark de Mexico SAB de CV Series A	752,000	1,700,432
TOTAL CONSUMER STAPLES		32,483,355
Financials - 0.1%
Banks - 0.1%
Grupo Financiero Banorte SAB de CV	1,287,700	13,982,365
Grupo Financiero Inbursa SAB de CV Series O	770,600	1,896,888
TOTAL FINANCIALS		15,879,253
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1	284,300	2,161,484
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	146,900	1,949,556
Grupo Aeroportuario del Pacifico SAB de CV Series B (e)	196,870	4,938,628
Grupo Aeroportuario del Sureste SAB de CV Series B	90,930	2,771,026
Promotora y Operadora de Infraestructura SAB de CV	95,840	1,517,551
		11,176,761
TOTAL INDUSTRIALS		13,338,245
Materials - 0.2%
Construction Materials - 0.0%
Cemex SAB de CV unit	7,708,794	9,465,817
Metals & Mining - 0.2%
Fresnillo PLC	112,695	4,960,863
Grupo Mexico SAB de CV Series B	1,583,224	17,329,046
Industrias Penoles SAB de CV (b)	101,120	5,098,113
Southern Copper Corp	46,280	7,945,814
		35,333,836
TOTAL MATERIALS		44,799,653
Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	1,433,800	2,461,554
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	541,699	2,478,633
TOTAL REAL ESTATE		4,940,187
TOTAL MEXICO		123,660,273
NETHERLANDS - 2.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV	1,944,114	10,396,245
Entertainment - 0.1%
Universal Music Group NV	559,495	11,731,272
TOTAL COMMUNICATION SERVICES		22,127,517
Consumer Staples - 0.2%
Beverages - 0.1%
Heineken Holding NV Class A	65,988	4,677,788
Heineken NV	146,344	11,359,984
		16,037,772
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	452,763	21,266,040
Food Products - 0.0%
Magnum Ice Cream Co NV/The	247,078	3,607,389
TOTAL CONSUMER STAPLES		40,911,201
Financials - 0.5%
Banks - 0.3%
ABN AMRO Bank NV depository receipt (c)	296,669	10,302,812
ABN AMRO Bank NV rights (b)(g)	293,724	241,310
ING Groep NV	1,483,813	42,943,615
		53,487,737
Capital Markets - 0.0%
Euronext NV (d)	39,576	6,637,471
Financial Services - 0.1%
Adyen NV (b)(c)(d)	12,830	14,478,092
EXOR NV	47,645	3,735,359
		18,213,451
Insurance - 0.1%
ASR Nederland NV	79,940	6,057,121
NN Group NV	133,669	11,656,231
		17,713,352
TOTAL FINANCIALS		96,052,011
Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE (b)	31,452	24,665,537
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	391,839	10,335,850
TOTAL HEALTH CARE		35,001,387
Industrials - 0.1%
Professional Services - 0.1%
Randstad NV (e)	54,451	1,606,607
Wolters Kluwer NV	118,370	9,238,243
TOTAL INDUSTRIALS		10,844,850
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.7%
ASM International NV	23,842	23,241,985
ASML Holding NV	197,255	285,141,232
BE Semiconductor Industries NV	37,184	10,788,056
		319,171,273
Software - 0.1%
Nebius Group NV Class A (b)(e)	108,517	15,000,304
Nebius Group NV Class A (Russia) (b)(f)	102,848	0
		15,000,304
TOTAL INFORMATION TECHNOLOGY		334,171,577
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	86,570	5,067,952
TOTAL NETHERLANDS		544,176,495
NEW ZEALAND - 0.1%
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	478,032	3,521,430
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Fisher & Paykel Healthcare Corp Ltd	299,720	6,459,048
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	863,766	4,243,403
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (b)	85,863	5,042,580
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	449,260	2,525,038
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	671,505	2,254,412
TOTAL UTILITIES		4,779,450
TOTAL NEW ZEALAND		24,045,911
NIGERIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Airtel Africa PLC (c)(d)	459,698	2,218,143
NORWAY - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	311,921	5,134,321
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	241,677	5,358,022
Orkla ASA	353,341	4,355,407
Salmar ASA	34,662	2,091,385
TOTAL CONSUMER STAPLES		11,804,814
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Aker BP ASA	160,850	6,260,592
Equinor ASA	389,808	15,864,114
TOTAL ENERGY		22,124,706
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	449,102	13,601,954
Insurance - 0.0%
Gjensidige Forsikring ASA	100,910	2,827,532
TOTAL FINANCIALS		16,429,486
Industrials - 0.0%
Aerospace & Defense - 0.0%
Kongsberg Gruppen ASA	223,697	7,484,977
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	703,821	7,767,731
TOTAL NORWAY		70,746,035
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	34,407	11,153,717
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	83,281	2,714,128
TOTAL PERU		13,867,845
PHILIPPINES - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	38,045	777,984
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	251,930	658,351
Financials - 0.0%
Banks - 0.0%
Bank of the Philippine Islands	955,797	1,405,948
BDO Unibank Inc	1,212,352	2,272,366
Metropolitan Bank & Trust Co	918,051	1,010,932
TOTAL FINANCIALS		4,689,246
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Ayala Corp	125,170	961,956
DMCI Holdings Inc	4	1
SM Investments Corp	111,133	1,106,869
		2,068,826
Transportation Infrastructure - 0.1%
International Container Terminal Services Inc	513,620	5,966,660
TOTAL INDUSTRIALS		8,035,486
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Altus Property Ventures Inc (b)	7	1
Ayala Land Inc	3,294,800	812,585
SM Prime Holdings Inc	5,185,300	1,608,354
TOTAL REAL ESTATE		2,420,940
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	143,060	1,533,015
TOTAL PHILIPPINES		18,115,022
POLAND - 0.4%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	32,835	2,496,504
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (b)(c)(d)	418,204	3,431,770
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	566	3,416,486
TOTAL CONSUMER DISCRETIONARY		6,848,256
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (b)(c)(d)	247,392	2,188,090
Zabka Group SA (b)	202,945	1,295,000
TOTAL CONSUMER STAPLES		3,483,090
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ORLEN SA	294,632	10,804,040
Financials - 0.3%
Banks - 0.2%
Bank Millennium SA (b)	309,456	1,523,888
Bank Polska Kasa Opieki SA	93,189	5,817,885
Erste Bank Polska SA	20,709	3,519,296
mBank SA (b)(e)	7,575	2,385,473
Powszechna Kasa Oszczednosci Bank Polski SA	443,696	11,584,471
		24,831,013
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	306,503	5,377,839
TOTAL FINANCIALS		30,208,852
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	125,667	2,244,784
Construction & Engineering - 0.0%
Budimex SA	6,511	1,181,924
TOTAL INDUSTRIALS		3,426,708
Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	27,405	1,376,374
Materials - 0.0%
Metals & Mining - 0.0%
KGHM Polska Miedz SA (b)	71,249	5,951,831
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (b)	447,385	1,314,459
TOTAL POLAND		65,910,114
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	142,460	3,420,875
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	211,880	4,963,512
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	3,786,432	4,039,547
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	1,591,242	8,671,087
TOTAL PORTUGAL		21,095,021
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	486,511	1,830,596
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	305,284	1,201,516
Qatar Gas Transport Co Ltd	1,416,471	1,665,063
TOTAL ENERGY		2,866,579
Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	3,117,699	1,853,836
Commercial Bank PSQC/The	1,659,834	1,962,534
Dukhan Bank	921,148	877,127
Qatar International Islamic Bank QSC	490,845	1,524,707
Qatar Islamic Bank QPSC	903,851	5,515,949
Qatar National Bank QPSC	2,348,458	11,190,813
TOTAL FINANCIALS		22,924,966
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	761,771	2,500,182
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	2,932,715	955,287
Utilities - 0.0%
Multi-Utilities - 0.0%
Nebras Energy	222,869	896,740
TOTAL QATAR		31,974,350
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	305,924	2,589,541
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC (b)(f)	25,459	0
VK IPJSC GDR (b)(c)(f)	12,889	0
TOTAL COMMUNICATION SERVICES		0
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(f)	15,142	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(f)	3,422,762	0
Gazprom PJSC ADR (b)(f)	266,976	3
LUKOIL PJSC (b)(f)	135,807	0
LUKOIL PJSC ADR (b)(f)	625	0
Rosneft Oil Co PJSC (b)(f)	322,313	0
Rosneft Oil Co PJSC GDR (b)(c)(f)	56,929	1
Surgutneftegas PAO (b)(f)	1,105,600	0
Surgutneftegas PAO ADR (b)(f)	71,885	1
Tatneft PJSC (b)(f)	446,514	0
TOTAL ENERGY		5
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	3,621,326	0
VTB Bank PJSC (b)(f)	232,170	0
		0
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (b)(f)	524,685	0
TKS Holding MKPAO JSC (b)(f)	14,240	0
		0
TOTAL FINANCIALS		0
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (b)(c)(f)	300	0
Metals & Mining - 0.0%
Alrosa PJSC (b)(f)	846,411	0
GMK Norilskiy Nickel PAO (b)(f)	1,810,200	0
GMK Norilskiy Nickel PAO ADR (United Kingdom) (b)(f)	27,948	0
Novolipetsk Steel PJSC (b)(f)	477,930	0
Polyus PJSC (b)(f)	110,750	0
Severstal PAO (b)(f)	60,348	0
Severstal PAO GDR (b)(c)(f)	9,813	0
United Co RUSAL International PJSC (Russia) (b)(f)	1,020,580	0
		0
TOTAL MATERIALS		0
Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (b)(f)	12,405,200	2
TOTAL RUSSIA		7
SAUDI ARABIA - 0.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Saudi Telecom Co	1,017,729	11,814,937
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	191,380	3,316,811
TOTAL COMMUNICATION SERVICES		15,131,748
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jabal Omar Development Company (b)	308,226	1,300,130
Specialty Retail - 0.0%
Jarir Marketing Co	297,248	1,192,796
TOTAL CONSUMER DISCRETIONARY		2,492,926
Consumer Staples - 0.0%
Food Products - 0.0%
Almarai Co JSC	248,136	2,737,733
Energy - 0.1%
Energy Equipment & Services - 0.0%
Ades Holding Co	171,651	897,043
Oil, Gas & Consumable Fuels - 0.1%
Saudi Arabian Oil Co (c)(d)	3,072,060	22,738,404
TOTAL ENERGY		23,635,447
Financials - 0.5%
Banks - 0.5%
Al Rajhi Bank	1,495,258	27,329,672
Alinma Bank	743,485	4,821,105
Arab National Bank	454,886	2,614,943
Bank Al-Jazira	313,454	982,860
Bank AlBilad	373,370	2,494,775
Banque Saudi Fransi	619,288	3,188,495
Riyad Bank	1,002,039	5,543,877
Saudi Awwal Bank	508,045	4,611,079
Saudi Investment Bank/The	302,111	1,067,317
Saudi National Bank/The	1,496,354	15,671,720
		68,325,843
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	25,228	890,597
Insurance - 0.0%
Bupa Arabia for Cooperative Insurance Co	42,290	2,057,839
Co for Cooperative Insurance/The	37,538	1,303,146
		3,360,985
TOTAL FINANCIALS		72,577,425
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Dr Sulaiman Al Habib Medical Services Group Co	44,287	2,862,330
Mouwasat Medical Services Co	50,263	911,314
TOTAL HEALTH CARE		3,773,644
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	18,730	821,014
Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	12,617	746,827
Elm Co	12,346	1,929,011
TOTAL INFORMATION TECHNOLOGY		2,675,838
Materials - 0.1%
Chemicals - 0.1%
SABIC Agri-Nutrients Co	117,936	4,581,596
Saudi Basic Industries Corp	460,283	7,516,953
Yanbu National Petrochemical Co	136,843	1,340,518
		13,439,067
Metals & Mining - 0.0%
Saudi Arabian Mining Co (b)	692,508	12,112,658
TOTAL MATERIALS		25,551,725
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al Arkan Real Estate Development Co (b)	262,438	1,238,542
Makkah Construction & Development Co	48,714	1,042,341
TOTAL REAL ESTATE		2,280,883
Utilities - 0.0%
Electric Utilities - 0.0%
Saudi Energy Co	424,528	2,008,033
Independent Power and Renewable Electricity Producers - 0.0%
ACWA Power Co (b)	77,432	3,472,620
TOTAL UTILITIES		5,480,653
TOTAL SAUDI ARABIA		157,159,036
SINGAPORE - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	3,778,269	13,684,129
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Sea Ltd Class A ADR (b)	201,319	17,087,957
Financials - 0.6%
Banks - 0.6%
DBS Group Holdings Ltd	1,080,140	49,805,976
Oversea-Chinese Banking Corp Ltd	1,719,551	29,666,745
United Overseas Bank Ltd	634,709	18,075,915
		97,548,636
Capital Markets - 0.0%
Singapore Exchange Ltd	437,117	7,474,153
TOTAL FINANCIALS		105,022,789
Industrials - 0.1%
Aerospace & Defense - 0.1%
Singapore Technologies Engineering Ltd (e)	793,724	6,726,397
Ground Transportation - 0.0%
Grab Holdings Ltd Class A (b)	1,203,077	4,595,754
Industrial Conglomerates - 0.0%
Keppel Ltd	733,920	6,281,932
Passenger Airlines - 0.0%
Singapore Airlines Ltd	794,768	3,936,270
TOTAL INDUSTRIALS		21,540,353
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	344,628	18,611,809
Real Estate - 0.0%
Diversified REITs - 0.0%
CapitaLand Integrated Commercial Trust	3,097,863	5,769,822
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	2,067,443	4,063,492
Office REITs - 0.0%
Keppel REIT (g)	81,546	57,413
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	1,203,971	2,640,454
TOTAL REAL ESTATE		12,531,181
Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd (e)	462,500	2,427,173
TOTAL SINGAPORE		190,905,391
SOUTH AFRICA - 1.0%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	886,583	11,123,869
Vodacom Group Ltd	313,993	2,663,686
TOTAL COMMUNICATION SERVICES		13,787,555
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Naspers Ltd Class N	398,313	21,568,619
Specialty Retail - 0.0%
Pepkor Holdings Ltd (c)(d)	1,778,376	2,345,545
TOTAL CONSUMER DISCRETIONARY		23,914,164
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	171,551	4,197,863
Clicks Group Ltd	120,066	1,893,882
Shoprite Holdings Ltd	240,242	4,049,248
TOTAL CONSUMER STAPLES		10,140,993
Financials - 0.3%
Banks - 0.2%
Absa Group Ltd	432,092	6,044,489
Capitec Bank Holdings Ltd	44,226	11,483,414
Nedbank Group Ltd	228,672	3,667,263
Standard Bank Group Ltd	668,093	12,854,098
		34,049,264
Financial Services - 0.1%
FirstRand Ltd	2,569,437	13,609,571
Remgro Ltd	253,240	2,959,521
		16,569,092
Insurance - 0.0%
Discovery Ltd	294,747	4,572,626
OUTsurance Group Ltd	429,064	1,822,894
Sanlam Ltd	916,950	4,710,396
		11,105,916
TOTAL FINANCIALS		61,724,272
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	161,754	2,265,576
Materials - 0.4%
Chemicals - 0.0%
Sasol Ltd (b)	295,017	4,100,604
Metals & Mining - 0.4%
Anglo American PLC	568,957	28,154,825
Gold Fields Ltd	454,845	19,268,256
Harmony Gold Mining Co Ltd	291,702	4,598,430
Impala Platinum Holdings Ltd	460,228	6,451,039
Northam Platinum Holdings Ltd	181,768	3,491,865
Sibanye Stillwater Ltd	1,441,200	4,308,581
Valterra Platinum Ltd	134,923	10,867,105
		77,140,101
TOTAL MATERIALS		81,240,705
TOTAL SOUTH AFRICA		193,073,265
SPAIN - 2.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (c)(d)	242,366	8,158,676
Telefonica SA	1,870,428	8,440,344
TOTAL COMMUNICATION SERVICES		16,599,020
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Amadeus IT Group SA Class A	228,938	13,210,258
Specialty Retail - 0.2%
Industria de Diseno Textil SA	554,046	32,889,953
TOTAL CONSUMER DISCRETIONARY		46,100,211
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	573,202	15,396,878
Financials - 1.1%
Banks - 1.1%
Banco Bilbao Vizcaya Argentaria SA	2,899,884	64,036,421
Banco de Sabadell SA	2,550,704	9,873,004
Banco Santander SA	7,461,635	90,901,272
Bankinter SA	341,605	5,679,098
CaixaBank SA	1,960,727	24,956,828
		195,446,623
Insurance - 0.0%
Mapfre SA	457,064	2,234,781
TOTAL FINANCIALS		197,681,404
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A (e)	151,723	1,595,504
Industrials - 0.1%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	89,957	12,943,867
Transportation Infrastructure - 0.0%
Aena SME SA (c)(d)	379,730	10,357,373
TOTAL INDUSTRIALS		23,301,240
Information Technology - 0.0%
IT Services - 0.0%
Indra Sistemas SA	40,078	2,295,903
Utilities - 0.5%
Electric Utilities - 0.5%
Acciona SA	12,408	3,602,799
Endesa SA	160,658	7,200,964
Iberdrola SA	3,262,616	76,489,518
Redeia Corp SA	205,371	3,591,402
		90,884,683
Gas Utilities - 0.0%
Naturgy Energy Group SA	166,045	5,218,852
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA (b)	158,098	2,631,123
TOTAL UTILITIES		98,734,658
TOTAL SPAIN		401,704,818
SWEDEN - 1.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	1,197,935	6,261,660
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	279,897	5,743,304
TOTAL COMMUNICATION SERVICES		12,004,964
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Evolution AB (d)	67,780	4,776,844
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares	252,045	4,523,628
TOTAL CONSUMER DISCRETIONARY		9,300,472
Consumer Staples - 0.0%
Household Products - 0.0%
Essity AB B Shares	305,429	8,088,315
Financials - 0.5%
Banks - 0.2%
Skandinaviska Enskilda Banken AB A Shares	768,591	15,080,042
Svenska Handelsbanken AB A Shares	740,507	10,522,555
Swedbank AB A1 Shares	430,948	15,109,027
		40,711,624
Capital Markets - 0.0%
EQT AB	251,170	8,068,779
Financial Services - 0.3%
Industrivarden AB A Shares	57,072	3,009,141
Industrivarden AB C Shares	77,677	4,056,006
Investor AB A Shares	22,012	875,450
Investor AB B Shares	903,345	36,396,993
L E Lundbergforetagen AB B Shares	39,049	2,250,041
		46,587,631
TOTAL FINANCIALS		95,368,034
Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	100,054	4,636,008
Industrials - 1.0%
Aerospace & Defense - 0.1%
Saab AB B Shares	162,992	9,894,137
Building Products - 0.1%
Assa Abloy AB B Shares	508,590	19,357,020
Nibe Industrier AB B Shares	763,484	3,416,876
		22,773,896
Commercial Services & Supplies - 0.0%
Securitas AB B Shares	250,254	4,176,885
Construction & Engineering - 0.0%
Skanska AB B Shares	172,992	4,637,353
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	75,559	1,716,962
Lifco AB B Shares	118,877	3,695,291
		5,412,253
Machinery - 0.8%
Alfa Laval AB	147,089	8,730,310
Atlas Copco AB A Shares	1,370,518	25,858,410
Atlas Copco AB B Shares	785,794	13,179,194
Epiroc AB A Shares	331,688	9,575,637
Epiroc AB B Shares	202,237	4,998,563
Indutrade AB	137,689	2,940,864
Sandvik AB	541,861	22,483,762
SKF AB B Shares	174,128	4,330,215
Trelleborg AB B Shares	102,322	4,153,723
Volvo AB B Shares	807,219	28,137,041
		124,387,719
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	132,384	4,780,464
Beijer Ref AB B Shares	205,991	2,882,568
		7,663,032
TOTAL INDUSTRIALS		178,945,275
Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	1,422,019	16,963,263
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	1,056,418	11,355,113
TOTAL INFORMATION TECHNOLOGY		28,318,376
Materials - 0.1%
Metals & Mining - 0.1%
Boliden AB	144,672	7,522,897
Paper & Forest Products - 0.0%
Holmen AB B Shares	35,000	1,203,975
Svenska Cellulosa AB SCA B Shares	309,040	3,514,576
		4,718,551
TOTAL MATERIALS		12,241,448
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Fastighets AB Balder B Shares (b)	362,367	2,156,285
Sagax AB B Shares	113,175	2,248,116
TOTAL REAL ESTATE		4,404,401
TOTAL SWEDEN		353,307,293
SWITZERLAND - 2.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	13,140	11,124,477
Consumer Discretionary - 0.3%
Specialty Retail - 0.0%
Avolta AG	44,310	2,438,510
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	273,204	52,432,602
Swatch Group AG/The (e)	831	38,500
Swatch Group AG/The bearer shares	14,440	3,351,937
		55,823,039
TOTAL CONSUMER DISCRETIONARY		58,261,549
Consumer Staples - 0.1%
Food Products - 0.1%
Barry Callebaut AG	1,800	2,693,031
Chocoladefabriken Lindt & Spruengli AG	479	5,869,873
Chocoladefabriken Lindt & Spruengli AG participation certificates	54	6,973,315
TOTAL CONSUMER STAPLES		15,536,219
Financials - 1.0%
Banks - 0.0%
Banque Cantonale Vaudoise	15,338	2,418,432
Capital Markets - 0.6%
Julius Baer Group Ltd	104,841	8,617,605
Partners Group Holding AG	11,540	12,524,374
UBS Group AG	1,612,759	71,210,323
		92,352,302
Insurance - 0.4%
Helvetia Baloise Holding AG (b)	40,425	11,071,799
Swiss Life Holding AG	14,491	17,003,070
Zurich Insurance Group AG	74,341	51,832,054
		79,906,923
TOTAL FINANCIALS		174,677,657
Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	25,818	5,656,929
Straumann Holding AG	56,851	6,169,970
		11,826,899
Life Sciences Tools & Services - 0.1%
Lonza Group AG	35,764	21,988,473
Pharmaceuticals - 0.2%
Galderma Group AG	93,713	19,660,372
Sandoz Group AG	212,551	17,012,785
		36,673,157
TOTAL HEALTH CARE		70,488,529
Industrials - 0.7%
Building Products - 0.1%
Belimo Holding AG	5,018	4,579,041
Geberit AG	17,253	11,641,111
		16,220,152
Electrical Equipment - 0.5%
ABB Ltd	796,514	80,559,222
Machinery - 0.1%
Schindler Holding AG	12,071	4,047,612
Schindler Holding AG participation certificate	20,540	7,187,095
VAT Group AG (c)(d)	13,728	10,243,071
		21,477,778
Marine Transportation - 0.0%
Kuehne + Nagel International AG	24,571	5,745,340
Professional Services - 0.0%
SGS SA	84,321	9,134,101
TOTAL INDUSTRIALS		133,136,593
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	77,755	7,636,678
Materials - 0.2%
Chemicals - 0.2%
DSM-Firmenich AG	88,026	6,574,561
EMS-Chemie Holding AG	3,554	3,024,777
Givaudan SA	4,697	16,741,723
Sika AG	77,554	14,306,095
TOTAL MATERIALS		40,647,156
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Swiss Prime Site AG	40,898	7,081,973
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	10,756	2,150,236
TOTAL SWITZERLAND		520,741,067
TAIWAN - 8.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	1,929,000	8,308,919
Entertainment - 0.0%
International Games System Co Ltd	116,000	2,765,990
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	891,000	2,665,744
Taiwan Mobile Co Ltd	879,600	3,106,904
		5,772,648
TOTAL COMMUNICATION SERVICES		16,847,557
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hotai Motor Co Ltd	154,220	2,335,659
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	288,000	2,042,168
Food Products - 0.0%
Uni-President Enterprises Corp	2,459,080	5,403,427
TOTAL CONSUMER STAPLES		7,445,595
Financials - 0.6%
Banks - 0.3%
Chang Hwa Commercial Bank Ltd	3,554,891	2,383,852
CTBC Financial Holding Co Ltd	8,504,579	14,111,532
E.Sun Financial Holding Co Ltd	7,403,962	7,494,486
First Financial Holding Co Ltd	5,853,134	5,363,053
Hua Nan Financial Holdings Co Ltd	4,605,829	4,687,660
Mega Financial Holding Co Ltd	6,031,193	7,491,067
Shanghai Commercial & Savings Bank Ltd/The	1,956,059	2,421,112
SinoPac Financial Holdings Co Ltd	6,272,828	6,166,063
Taiwan Business Bank	3,675,057	1,908,721
Taiwan Cooperative Financial Holding Co Ltd	5,584,565	4,064,547
TS Financial Holding Co Ltd	10,757,235	8,140,173
		64,232,266
Financial Services - 0.1%
Chailease Holding Co Ltd	775,874	2,852,593
Yuanta Financial Holding Co Ltd	5,432,374	9,028,801
		11,881,394
Insurance - 0.2%
Cathay Financial Holding Co Ltd	4,846,869	11,869,409
Fubon Financial Holding Co Ltd	4,270,749	12,210,752
KGI Financial Holding Co Ltd	8,222,950	5,622,173
		29,702,334
TOTAL FINANCIALS		105,815,994
Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp	153,496	3,221,517
Pharmaceuticals - 0.0%
Caliway Biopharmaceuticals Co Ltd (b)	510,000	1,697,376
TOTAL HEALTH CARE		4,918,893
Industrials - 0.1%
Electrical Equipment - 0.1%
Bizlink Holding Inc	89,000	8,017,020
Fortune Electric Co Ltd	79,650	2,275,368
Teco Electric and Machinery Co Ltd	587,000	1,185,139
		11,477,527
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	1,619,664	1,326,380
Marine Transportation - 0.0%
Evergreen Marine Corp Taiwan Ltd	544,248	3,492,724
Wan Hai Lines Ltd	347,360	831,935
Yang Ming Marine Transport Corp	899,000	1,405,117
		5,729,776
Passenger Airlines - 0.0%
China Airlines Ltd	1,543,490	877,570
Eva Airways Corp	1,352,000	1,436,402
		2,313,972
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	960,000	805,797
TOTAL INDUSTRIALS		21,653,452
Information Technology - 7.2%
Communications Equipment - 0.1%
Accton Technology Corp	257,000	18,881,698
Electronic Equipment, Instruments & Components - 1.1%
Chroma ATE Inc	195,000	13,366,815
Delta Electronics Inc	990,621	69,688,807
E Ink Holdings Inc	438,000	1,933,451
Elite Material Co Ltd	155,000	23,169,209
Gold Circuit Electronics Ltd	167,000	7,583,470
Hon Hai Precision Industry Co Ltd	6,387,990	45,274,881
Innolux Corp	3,831,119	2,936,527
Largan Precision Co Ltd	51,000	4,108,221
Lotes Co Ltd	43,000	3,630,771
Unimicron Technology Corp	675,532	19,248,423
Yageo Corp	845,112	8,643,920
Zhen Ding Technology Holding Ltd	378,302	5,120,395
		204,704,890
Semiconductors & Semiconductor Equipment - 5.6%
Alchip Technologies Ltd	39,000	5,233,043
ASE Technology Holding Co Ltd	1,691,840	26,603,395
ASPEED Technology Inc	15,000	8,089,249
eMemory Technology Inc	32,000	4,065,465
Global Unichip Corp	44,000	6,102,907
Globalwafers Co Ltd	135,000	2,544,823
Hon Precision Inc	41,000	6,454,940
Jentech Precision Industrial Co Ltd	44,000	7,684,600
King Yuan Electronics Co Ltd	557,000	5,463,344
MediaTek Inc	774,970	64,901,634
Novatek Microelectronics Corp	293,000	3,817,849
Realtek Semiconductor Corp	247,090	4,231,847
Taiwan Semiconductor Manufacturing Co Ltd	12,519,000	871,857,820
United Microelectronics Corp	5,765,000	14,526,931
Vanguard International Semiconductor Corp	566,581	2,641,416
		1,034,219,263
Technology Hardware, Storage & Peripherals - 0.4%
Advantech Co Ltd	241,411	2,769,428
Asia Vital Components Co Ltd	169,000	15,521,739
Asustek Computer Inc	360,000	6,691,309
Catcher Technology Co Ltd	269,000	1,777,458
Compal Electronics Inc	2,159,000	2,002,265
Gigabyte Technology Co Ltd	276,000	2,410,987
Inventec Corp	1,380,280	2,028,590
King Slide Works Co Ltd	29,000	3,690,893
Lite-On Technology Corp	1,003,910	5,399,975
Pegatron Corp	1,032,000	2,708,555
Quanta Computer Inc	1,375,000	13,753,577
Wistron Corp	1,541,000	6,808,377
Wiwynn Corp	57,000	8,585,243
		74,148,396
TOTAL INFORMATION TECHNOLOGY		1,331,954,247
Materials - 0.1%
Chemicals - 0.1%
Formosa Chemicals & Fibre Corp	1,793,590	2,994,360
Formosa Plastics Corp	1,927,480	3,157,444
Nan Ya Plastics Corp	2,623,780	7,555,223
		13,707,027
Construction Materials - 0.0%
Asia Cement Corp	1,187,466	1,320,937
TCC Group Holdings Co Ltd	3,425,612	2,666,282
		3,987,219
Metals & Mining - 0.0%
China Steel Corp	6,010,426	3,580,139
TOTAL MATERIALS		21,274,385
TOTAL TAIWAN		1,512,245,782
THAILAND - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
True Corp PCL	2,315,130	975,659
True Corp PCL depository receipt	2,991,671	1,260,773
		2,236,432
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL	213,700	2,235,403
Advanced Info Service PCL depository receipt	308,800	3,230,194
		5,465,597
TOTAL COMMUNICATION SERVICES		7,702,029
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Minor International PCL	921,098	587,151
Minor International PCL depository receipt	634,300	404,332
TOTAL CONSUMER DISCRETIONARY		991,483
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
CP ALL PCL	1,064,300	1,425,417
CP ALL PCL depository receipt	1,672,000	2,239,309
		3,664,726
Food Products - 0.0%
Charoen Pokphand Foods PCL	706,700	419,772
Charoen Pokphand Foods PCL depository receipt	1,146,100	680,772
		1,100,544
TOTAL CONSUMER STAPLES		4,765,270
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
PTT Exploration & Production PCL	369,144	1,755,334
PTT Exploration & Production PCL depository receipt	334,800	1,592,023
PTT PCL	2,584,300	2,821,272
PTT PCL depository receipt	2,415,600	2,637,103
TOTAL ENERGY		8,805,732
Financials - 0.0%
Banks - 0.0%
Kasikornbank PCL depository receipt	290,800	1,747,186
Krung Thai Bank PCL	750,755	761,719
Krung Thai Bank PCL depository receipt	971,700	985,892
SCB X PCL	94,050	378,888
SCB X PCL depository receipt	332,100	1,337,891
TMBThanachart Bank PCL depository receipt	11,702,400	813,824
TOTAL FINANCIALS		6,025,400
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Dusit Medical Services PCL	2,030,000	1,141,798
Bangkok Dusit Medical Services PCL depository receipt	3,619,900	2,036,056
Bumrungrad Hospital Pcl	104,400	579,385
Bumrungrad Hospital Pcl depository receipt	192,000	1,065,535
TOTAL HEALTH CARE		4,822,774
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	831,400	1,316,164
Airports of Thailand PCL depository receipt	1,320,300	2,090,126
TOTAL INDUSTRIALS		3,406,290
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Delta Electronics Thailand PCL depository receipt	1,584,500	15,545,688
Materials - 0.0%
Construction Materials - 0.0%
Siam Cement PCL/The	135,700	1,004,239
Siam Cement PCL/The depository receipt	271,400	2,008,477
TOTAL MATERIALS		3,012,716
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	452,800	867,143
Central Pattana PCL depository receipt	544,500	1,042,754
TOTAL REAL ESTATE		1,909,897
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Gulf Development PCL	553,694	982,850
Gulf Development PCL depository receipt	1,791,358	3,179,801
TOTAL UTILITIES		4,162,651
TOTAL THAILAND		61,149,930
TURKEY - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	625,586	1,552,032
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	361,201	783,399
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	227,570	3,734,516
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	488,975	2,932,676
Financials - 0.0%
Banks - 0.0%
Akbank TAS	1,582,931	2,564,373
Haci Omer Sabanci Holding AS	598,323	1,266,568
Turkiye Is Bankasi AS Class C	4,440,659	1,409,304
Yapi ve Kredi Bankasi AS (b)	1,733,225	1,420,804
TOTAL FINANCIALS		6,661,049
Industrials - 0.1%
Aerospace & Defense - 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	695,187	6,465,729
Industrial Conglomerates - 0.0%
KOC Holding AS	388,867	1,740,165
Passenger Airlines - 0.0%
Turk Hava Yollari AO	281,873	1,922,935
TOTAL INDUSTRIALS		10,128,829
Materials - 0.0%
Metals & Mining - 0.0%
Eregli Demir ve Celik Fabrikalari TAS	1,803,706	1,401,937
TOTAL TURKEY		27,194,438
UNITED ARAB EMIRATES - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Emirates Telecommunications Group Co PJSC	1,750,599	8,864,758
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	1,588,281	1,586,941
Energy - 0.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	1,611,383	2,483,033
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Gas PLC	3,095,089	2,839,686
ADNOC Logistics & Services	955,299	1,526,668
		4,366,354
TOTAL ENERGY		6,849,387
Financials - 0.3%
Banks - 0.3%
Abu Dhabi Commercial Bank PJSC	1,614,747	6,066,676
Abu Dhabi Islamic Bank PJSC	733,982	4,380,193
Dubai Islamic Bank PJSC	1,465,194	2,848,135
Emirates NBD Bank PJSC	965,551	7,623,255
First Abu Dhabi Bank PJSC	2,252,027	10,766,272
TOTAL FINANCIALS		31,684,531
Industrials - 0.0%
Passenger Airlines - 0.0%
Air Arabia PJSC	1,159,594	1,562,710
Transportation Infrastructure - 0.0%
Salik Co PJSC	954,757	1,455,620
TOTAL INDUSTRIALS		3,018,330
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	1,944,356	4,081,290
Emaar Development PJSC	515,378	2,045,741
Emaar Properties PJSC	3,379,493	10,856,774
TOTAL REAL ESTATE		16,983,805
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	3,074,025	2,217,790
TOTAL UNITED ARAB EMIRATES		71,205,542
UNITED KINGDOM - 6.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
BT Group PLC	3,037,730	8,951,292
Interactive Media & Services - 0.0%
Autotrader Group PLC (c)(d)	426,101	2,866,349
Media - 0.0%
Informa PLC	657,067	7,086,668
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC	9,542,339	15,183,263
TOTAL COMMUNICATION SERVICES		34,087,572
Consumer Discretionary - 0.3%
Broadline Retail - 0.1%
Next PLC	59,222	10,431,901
Diversified Consumer Services - 0.0%
Pearson PLC	291,721	4,304,918
Hotels, Restaurants & Leisure - 0.2%
Compass Group PLC	864,448	24,420,657
Entain PLC	307,373	2,273,649
Whitbread PLC	85,128	2,587,819
		29,282,125
Household Durables - 0.0%
Barratt Redrow PLC	683,636	2,328,296
Specialty Retail - 0.0%
JD Sports Fashion PLC	1,221,128	1,118,290
Kingfisher PLC	866,978	3,409,223
		4,527,513
TOTAL CONSUMER DISCRETIONARY		50,874,753
Consumer Staples - 1.2%
Beverages - 0.2%
Coca-Cola Europacific Partners PLC	105,605	9,987,065
Diageo PLC	1,131,488	22,877,996
		32,865,061
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	875,068	3,915,182
Marks & Spencer Group PLC	1,049,396	4,713,714
Tesco PLC	3,245,224	21,287,032
		29,915,928
Food Products - 0.0%
Associated British Foods PLC	163,984	4,083,450
Household Products - 0.1%
Reckitt Benckiser Group PLC	327,550	20,841,557
Personal Care Products - 0.3%
Unilever PLC	1,107,937	64,609,500
Tobacco - 0.4%
British American Tobacco PLC	1,106,705	65,179,203
Imperial Brands PLC	383,299	14,562,553
		79,741,756
TOTAL CONSUMER STAPLES		232,057,252
Financials - 2.1%
Banks - 1.6%
Barclays PLC	7,035,108	41,351,790
HSBC Holdings PLC	8,726,341	160,563,156
Lloyds Banking Group PLC	29,930,429	40,684,524
NatWest Group PLC	4,065,040	32,422,259
Standard Chartered PLC	975,754	24,847,409
		299,869,138
Capital Markets - 0.3%
3i Group PLC	504,850	17,557,551
London Stock Exchange Group PLC	232,902	30,265,994
Schroders PLC	364,901	2,879,926
		50,703,471
Financial Services - 0.0%
M&G PLC	1,162,860	4,789,809
Wise PLC Class A (b)	339,124	4,849,925
		9,639,734
Insurance - 0.2%
Admiral Group PLC	132,370	6,084,537
Aviva PLC	1,555,454	13,199,019
Legal & General Group PLC	2,906,912	9,956,196
Standard Life PLC	358,211	3,685,013
		32,924,765
TOTAL FINANCIALS		393,137,108
Health Care - 1.1%
Health Care Equipment & Supplies - 0.0%
Smith & Nephew PLC	411,000	6,359,740
Pharmaceuticals - 1.1%
Astrazeneca PLC	787,968	149,554,286
GSK PLC	2,070,783	54,290,701
		203,844,987
TOTAL HEALTH CARE		210,204,727
Industrials - 1.0%
Aerospace & Defense - 0.6%
BAE Systems PLC	1,525,025	42,416,375
Melrose Industries PLC	641,239	4,201,405
Rolls-Royce Holdings PLC	4,268,563	68,687,839
		115,305,619
Commercial Services & Supplies - 0.1%
Rentokil Initial PLC	1,284,497	8,659,773
Verisure PLC (b)(e)	130,248	1,609,674
		10,269,447
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	1,361,893	11,372,065
Smiths Group PLC	162,048	5,609,693
		16,981,758
Machinery - 0.0%
Spirax Group PLC	37,198	3,628,239
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA (Spain)	596,893	3,021,443
Professional Services - 0.2%
Intertek Group PLC	78,365	5,051,308
RELX PLC	925,387	33,745,492
		38,796,800
Trading Companies & Distributors - 0.0%
Bunzl PLC	164,765	5,431,651
TOTAL INDUSTRIALS		193,434,957
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	193,294	11,591,503
Software - 0.0%
Sage Group PLC/The	488,865	5,830,519
TOTAL INFORMATION TECHNOLOGY		17,422,022
Real Estate - 0.0%
Diversified REITs - 0.0%
Land Securities Group PLC	356,803	2,870,939
Industrial REITs - 0.0%
Segro PLC	656,222	6,206,031
TOTAL REAL ESTATE		9,076,970
Utilities - 0.5%
Electric Utilities - 0.1%
SSE PLC	613,457	21,964,451
Multi-Utilities - 0.3%
Centrica PLC	2,338,714	6,835,806
National Grid PLC	2,519,468	45,099,946
		51,935,752
Water Utilities - 0.1%
Severn Trent PLC	136,739	6,082,549
United Utilities Group PLC	344,191	6,823,975
		12,906,524
TOTAL UTILITIES		86,806,727
TOTAL UNITED KINGDOM		1,227,102,088
UNITED STATES - 5.3%
Communication Services - 0.2%
Entertainment - 0.2%
Spotify Technology SA (b)	79,606	35,548,059
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Stellantis NV (Italy) (b)	1,025,769	7,474,977
Hotels, Restaurants & Leisure - 0.1%
InterContinental Hotels Group PLC	73,331	10,493,666
TOTAL CONSUMER DISCRETIONARY		17,968,643
Consumer Staples - 0.7%
Food Products - 0.7%
JBS NV Class A	204,943	3,291,384
Nestle SA	1,308,949	132,517,531
TOTAL CONSUMER STAPLES		135,808,915
Energy - 1.1%
Energy Equipment & Services - 0.0%
Tenaris SA	190,686	6,086,957
Oil, Gas & Consumable Fuels - 1.1%
BP PLC	8,000,193	63,328,206
Shell PLC	2,895,463	131,647,457
		194,975,663
TOTAL ENERGY		201,062,620
Financials - 0.2%
Insurance - 0.2%
Aegon Ltd	641,893	5,319,113
Swiss Re AG	151,789	24,467,684
TOTAL FINANCIALS		29,786,797
Health Care - 2.1%
Biotechnology - 0.0%
BeOne Medicines Ltd H Shares (b)	435,271	9,880,290
Legend Biotech Corp ADR (b)	36,515	858,833
		10,739,123
Health Care Equipment & Supplies - 0.1%
Alcon AG	254,081	18,932,099
Life Sciences Tools & Services - 0.0%
QIAGEN NV (Germany)	104,284	3,553,678
Pharmaceuticals - 2.0%
Haleon PLC	4,526,856	20,904,439
Novartis AG	965,766	142,730,238
Roche Holding AG	357,121	145,526,751
Roche Holding AG bearer shares	16,094	6,727,203
Sanofi SA	557,609	52,179,086
		368,067,717
TOTAL HEALTH CARE		401,292,617
Industrials - 0.8%
Commercial Services & Supplies - 0.0%
GFL Environmental Inc Subordinate Voting Shares	123,517	4,955,775
Construction & Engineering - 0.1%
Ferrovial SE	259,584	17,804,375
Electrical Equipment - 0.5%
Schneider Electric SE	278,653	88,669,843
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	1,490	3,496,164
AP Moller - Maersk A/S Series B	2,003	4,745,491
		8,241,655
Professional Services - 0.1%
Experian PLC	466,643	17,074,025
Trading Companies & Distributors - 0.1%
Sunbelt Rentals Holdings Inc (United Kingdom)	211,794	15,920,095
TOTAL INDUSTRIALS		152,665,768
Information Technology - 0.0%
Software - 0.0%
Monday.com Ltd (b)	21,911	1,443,278
Materials - 0.1%
Construction Materials - 0.1%
Buzzi SpA	39,091	2,134,298
Holcim AG	259,455	24,110,227
TOTAL MATERIALS		26,244,525
TOTAL UNITED STATES		1,001,821,222
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	360,829	8,835,111
TOTAL COMMON STOCKS (Cost $12,211,741,966)		18,406,645,339

Non-Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA non-voting shares	227,669	3,908,271
FRANCE - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Air Liquide SA	70,416	15,149,327
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG non-voting shares	30,201	2,752,336
Dr Ing hc F Porsche AG (c)(e)	57,408	2,787,788
Porsche Automobil Holding SE	76,990	2,801,370
Volkswagen AG non-voting shares	104,881	10,635,803
TOTAL CONSUMER DISCRETIONARY		18,977,297
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA non-voting shares	81,566	5,944,829
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	13,228	3,372,039
TOTAL GERMANY		28,294,165
INDIA - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
TVS Motor Co Ltd 6%	420,804	45,630
KOREA (SOUTH) - 0.3%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co non-voting shares	11,318	1,925,582
Hyundai Motor Co Series 2	18,403	3,122,346
TOTAL CONSUMER DISCRETIONARY		5,047,928
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co Ltd non-voting shares	414,224	44,995,812
TOTAL KOREA (SOUTH)		50,043,740
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (b)(f)	2,913,333	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $68,811,823)		97,441,133

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (i) (Cost $12,597,549)	3.64	12,614,000	12,597,681

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.69	231,058,666	231,104,878
Fidelity Securities Lending Cash Central Fund (j)(k)	3.69	67,821,709	67,828,491
TOTAL MONEY MARKET FUNDS (Cost $298,933,369)			298,933,369

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $12,592,084,707)	18,815,617,522
NET OTHER ASSETS (LIABILITIES) - 0.1%	13,183,672
NET ASSETS - 100.0%	18,828,801,194

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	1,244	6/2026	189,467,420	8,931,583
ICE MSCI Emerging Markets Index Contracts (United States)	1,289	6/2026	105,324,190	11,090,605
TMX S&P/TSX 60 Index Contracts (Canada)	92	6/2026	26,877,668	1,230,225

TOTAL FUTURES CONTRACTS				21,252,413
The notional amount of long futures as a percentage of Net Assets is 1.7%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $362,214,170 or 1.9% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $351,304,319 or 1.9% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,597,681.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	306,158,146	1,742,973,938	1,818,035,649	6,210,918	8,444	(1)	231,104,878	231,058,666	0.4%
Fidelity Securities Lending Cash Central Fund	79,513,881	294,460,219	306,143,777	585,294	(1,832)	-	67,828,491	67,821,709	0.2%
Total	385,672,027	2,037,434,157	2,124,179,426	6,796,212	6,612	(1)	298,933,369

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	874,953,669	176,553,345	698,400,324	-
Consumer Discretionary	1,492,057,725	352,380,991	1,139,676,734	-
Consumer Staples	988,488,089	333,928,310	654,559,779	-
Energy	968,471,933	510,354,093	458,117,835	5
Financials	4,479,209,173	1,789,131,576	2,689,777,476	300,121
Health Care	1,301,101,318	456,766,922	844,334,396	-
Industrials	2,767,435,616	764,837,131	2,002,598,485	-
Information Technology	3,370,580,808	301,336,757	3,069,244,050	1
Materials	1,274,566,882	485,854,413	786,935,295	1,777,174
Real Estate	268,861,863	72,875,665	195,986,198	-
Utilities	620,918,263	245,094,074	374,047,012	1,777,177

Non-Convertible Preferred Stocks
Consumer Discretionary	24,070,855	2,752,336	21,318,519	-
Consumer Staples	5,944,829	5,944,829	-	-
Energy	-	-	-	-
Financials	3,908,271	3,908,271	-	-
Health Care	3,372,039	3,372,039	-	-
Information Technology	44,995,812	-	44,995,812	-
Materials	15,149,327	-	15,149,327	-

U.S. Treasury Obligations	12,597,681	-	12,597,681	-

Money Market Funds	298,933,369	298,933,369	-	-
Total Investments in Securities:	18,815,617,522	5,804,024,121	13,007,738,923	3,854,478
Derivative Instruments:

Assets
Futures Contracts	21,252,413	21,252,413	-	-
Total Assets	21,252,413	21,252,413	-	-
Total Derivative Instruments:	21,252,413	21,252,413	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	21,252,413	-
Total Equity Risk	21,252,413	-
Total Value of Derivatives	21,252,413	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Global ex U.S. Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $101,822,478) - See accompanying schedule:
Unaffiliated issuers (cost $12,293,151,338)	$18,516,684,153
Fidelity Central Funds (cost $298,933,369)	298,933,369

Total Investment in Securities (cost $12,592,084,707)		$18,815,617,522
Cash		1,129
Foreign currency held at value (cost $49,522,778)		49,535,595
Receivable for fund shares sold		15,069,653
Dividends receivable		47,382,034
Reclaims receivable		32,339,934
Distributions receivable from Fidelity Central Funds		1,447,179
Receivable for variation margin on futures contracts		6,685,056
Other receivables		3,948
Total assets		18,968,082,050
Liabilities
Payable for investments purchased
Regular delivery	$28,841,122
Delayed delivery	644,739
Payable for fund shares redeemed	11,199,206
Accrued management fee	840,369
Deferred taxes	29,904,118
Other payables and accrued expenses	22,382
Collateral on securities loaned	67,828,920
Total liabilities		139,280,856
Net Assets		$18,828,801,194
Net Assets consist of:
Paid in capital		$13,580,110,180
Total accumulated earnings (loss)		5,248,691,014
Net Assets		$18,828,801,194
Net Asset Value, offering price and redemption price per share ($18,828,801,194 ÷ 918,197,626 shares)		$20.51
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$226,501,895
Interest		246,802
Income from Fidelity Central Funds (including $585,294 from security lending)		6,796,212
Security lending		152,873
Income before foreign taxes withheld		$233,697,782
Less foreign taxes withheld		(23,053,198)
Total income		210,644,584
Expenses
Management fee	$4,666,202
Independent trustees' fees and expenses	18,910
Total expenses before reductions	4,685,112
Expense reductions	(188,854)
Total expenses after reductions		4,496,258
Net Investment income (loss)		206,148,326
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $102,276)	(37,694,655)
Fidelity Central Funds	6,612
Foreign currency transactions	1,277,648
Futures contracts	30,538,446
Total net realized gain (loss)		(5,871,949)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $7,703,599)	1,889,128,122
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	853,772
Futures contracts	15,475,205
Total change in net unrealized appreciation (depreciation)		1,905,457,098
Net gain (loss)		1,899,585,149
Net increase (decrease) in net assets resulting from operations		$2,105,733,475
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$206,148,326	$347,143,426
Net realized gain (loss)	(5,871,949)	(125,778,663)
Change in net unrealized appreciation (depreciation)	1,905,457,098	2,668,826,809
Net increase (decrease) in net assets resulting from operations	2,105,733,475	2,890,191,572
Distributions to shareholders	(424,392,284)	(304,363,139)

Share transactions
Proceeds from sales of shares	3,560,507,173	5,329,273,382
Reinvestment of distributions	396,183,206	288,508,221
Cost of shares redeemed	(2,133,399,874)	(3,723,939,763)

Net increase (decrease) in net assets resulting from share transactions	1,823,290,505	1,893,841,840
Total increase (decrease) in net assets	3,504,631,696	4,479,670,273

Net Assets
Beginning of period	15,324,169,498	10,844,499,225
End of period	$18,828,801,194	$15,324,169,498

Other Information
Shares
Sold	184,303,849	327,916,788
Issued in reinvestment of distributions	21,590,365	19,415,089
Redeemed	(110,197,145)	(234,713,355)
Net increase (decrease)	95,697,069	112,618,522

Financial Highlights
Fidelity® Global ex U.S. Index Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.63	$15.28	$12.74	$11.60	$15.79	$12.43
Income from Investment Operations
Net investment income (loss) A,B	.23	.46	.42	.42	.42	.38
Net realized and unrealized gain (loss)	2.15	3.31	2.54	1.05	(4.21)	3.23
Total from investment operations	2.38	3.77	2.96	1.47	(3.79)	3.61
Distributions from net investment income	(.50)	(.42)	(.42)	(.33)	(.40)	(.25)
Total distributions	(.50)	(.42)	(.42)	(.33)	(.40)	(.25)
Net asset value, end of period	$20.51	$18.63	$15.28	$12.74	$11.60	$15.79
Total Return C,D	13.12%	25.37%	23.57%	12.74%	(24.56)%	29.25%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.05% G,H	.05% G	.05% G	.06%	.06%	.05% G
Expenses net of fee waivers, if any	.05 % G,H	.05% G	.05% G	.06%	.06%	.05% G
Expenses net of all reductions, if any	.05% G,H	.05% G	.05% G	.05%	.06%	.05% G
Net investment income (loss)	2.42% H	2.80%	2.89%	3.13%	3.06%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$18,828,801	$15,324,169	$10,844,499	$8,328,694	$7,473,783	$9,132,488
Portfolio turnover rate I	3%	6%	3%	8%	5% J	5% J

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective May 28, 2026, Fidelity Emerging Markets Index Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable. The Fidelity Global ex U.S. Index Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund are subject to a tax imposed on capital gains by certain countries in which they> invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on each applicable Fund's Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Emerging Markets Index Fund	9,385,860,414	6,269,315,848	(1,107,334,703)	5,161,981,145
Fidelity Global ex U.S. Index Fund	12,853,618,735	6,975,545,533	(992,294,333)	5,983,251,200

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Emerging Markets Index Fund	(152,618,297)	(851,121,966)	(1,003,740,263)
Fidelity Global ex U.S. Index Fund	(71,473,341)	(784,278,404)	(855,751,745)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Index Fund	1,059,078,281	312,549,518
Fidelity Global ex U.S. Index Fund	1,879,080,856	285,380,853
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .075% and .055% of average net assets for Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund, respectively. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .075%, and .055% of average net assets for Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund, respectively. These expense contracts will remain in place through December 31, 2026.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount ($)
Fidelity Global ex U.S. Index Fund	1,965
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in theStatement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Emerging Markets Index Fund	141,552	-	-
Fidelity Global ex U.S. Index Fund	78,193	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Emerging Markets Index Fund	78,976,300
Fidelity Global ex U.S. Index Fund	39,288,485
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Emerging Markets Index Fund	126,852
Fidelity Global ex U.S. Index Fund	188,854
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.929371.114
EMX-I-GUX-I-SANN-0626
Fidelity Flex® Funds

Fidelity Flex® International Index Fund

Semi-Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
The MSCI indexes are the exclusive property of MSCI Inc. ("MSCI"). MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Fidelity. The financial products referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such financial products or any index on which such financial products are based. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Flex® International Index Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.2%
	Shares	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Vista Energy SAB de CV ADR (b)	7,312	543,428
AUSTRALIA - 4.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	411,678	1,581,059
Interactive Media & Services - 0.1%
CAR Group Ltd	39,727	732,837
REA Group Ltd	5,277	653,319
SEEK Ltd	37,300	374,439
		1,760,595
TOTAL COMMUNICATION SERVICES		3,341,654
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Wesfarmers Ltd	118,739	6,307,697
Hotels, Restaurants & Leisure - 0.0%
Aristocrat Leisure Ltd	64,101	2,205,426
Lottery Corp/The	233,149	933,321
		3,138,747
Specialty Retail - 0.0%
JB Hi-Fi Ltd	11,566	645,925
TOTAL CONSUMER DISCRETIONARY		10,092,369
Consumer Staples - 0.2%
Beverages - 0.0%
Treasury Wine Estates Ltd	84,403	265,282
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	140,486	2,239,065
Endeavour Group Ltd/Australia	158,684	384,174
Metcash Ltd	111,199	218,969
Woolworths Group Ltd	127,807	3,173,511
		6,015,719
TOTAL CONSUMER STAPLES		6,281,001
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Ampol Ltd	25,230	638,838
Santos Ltd	339,672	1,956,985
Whitehaven Coal Ltd	85,911	524,970
Woodside Energy Group Ltd	198,847	4,753,965
TOTAL ENERGY		7,874,758
Financials - 1.7%
Banks - 1.3%
ANZ Group Holdings Ltd	315,245	8,373,387
Bank of Queensland Ltd	67,900	329,626
Bendigo & Adelaide Bank Ltd	58,448	451,809
Commonwealth Bank of Australia	175,030	22,046,198
National Australia Bank Ltd	320,821	9,280,621
Westpac Banking Corp	357,698	10,007,196
		50,488,837
Capital Markets - 0.2%
ASX Ltd	20,363	892,220
HUB24 Ltd	8,680	531,142
Macquarie Group Ltd	37,068	6,367,994
Magellan Financial Group Ltd warrants 4/16/2027 (b)	50	1
		7,791,357
Financial Services - 0.0%
AMP Ltd	257,664	273,546
Challenger Ltd	57,792	359,707
Washington H Soul Pattinson & Co Ltd	37,395	1,140,322
		1,773,575
Insurance - 0.2%
Insurance Australia Group Ltd	247,488	1,345,865
Medibank Pvt Ltd	288,611	981,373
QBE Insurance Group Ltd	157,461	2,550,534
Steadfast Group Ltd	115,241	354,462
Suncorp Group Ltd	113,275	1,409,638
		6,641,872
TOTAL FINANCIALS		66,695,641
Health Care - 0.2%
Biotechnology - 0.1%
CSL Ltd	50,745	4,580,274
Telix Pharmaceuticals Ltd (b)(f)	31,213	343,297
		4,923,571
Health Care Equipment & Supplies - 0.0%
Ansell Ltd	14,644	280,920
Cochlear Ltd	6,730	457,918
		738,838
Health Care Providers & Services - 0.1%
EBOS Group Ltd	20,685	262,114
Ramsay Health Care Ltd	19,472	550,805
Sigma Healthcare Ltd	603,108	1,219,300
Sonic Healthcare Ltd	51,964	743,534
		2,775,753
Health Care Technology - 0.0%
Pro Medicus Ltd	5,854	574,556
TOTAL HEALTH CARE		9,012,718
Industrials - 0.3%
Commercial Services & Supplies - 0.1%
Brambles Ltd	142,055	2,325,291
Cleanaway Waste Management Ltd	232,791	373,463
		2,698,754
Construction & Engineering - 0.0%
Worley Ltd	48,957	419,377
Ground Transportation - 0.0%
Aurizon Holdings Ltd	176,138	532,116
Passenger Airlines - 0.0%
Qantas Airways Ltd	76,234	466,125
Professional Services - 0.1%
ALS Ltd	53,335	832,818
Computershare Ltd	56,782	1,247,454
		2,080,272
Trading Companies & Distributors - 0.0%
Reece Ltd	23,485	234,130
SGH Ltd	21,225	601,151
		835,281
Transportation Infrastructure - 0.1%
Atlas Arteria Ltd unit	100,372	347,809
Qube Holdings Ltd	187,131	681,367
Transurban Group unit	325,998	3,303,913
		4,333,089
TOTAL INDUSTRIALS		11,365,014
Information Technology - 0.1%
IT Services - 0.0%
NEXTDC Ltd (b)	79,644	826,701
Nextdc Ltd rights 4/21/2026 (b)	12,152	13,473
		840,174
Software - 0.1%
IREN Ltd (b)	33,016	1,502,558
Technology One Ltd	32,157	662,612
WiseTech Global Ltd	21,938	690,949
		2,856,119
TOTAL INFORMATION TECHNOLOGY		3,696,293
Materials - 1.5%
Chemicals - 0.0%
Dyno Nobel Ltd	172,726	410,138
Orica Ltd	49,228	750,851
		1,160,989
Metals & Mining - 1.5%
BHP Group Ltd	531,245	21,026,327
BlueScope Steel Ltd	45,904	997,906
Capricorn Metals Ltd	47,007	389,748
Evolution Mining Ltd	212,498	1,878,726
Fortescue Ltd	173,949	2,507,139
Genesis Minerals Ltd (b)	117,724	507,261
Glencore PLC	994,260	7,727,228
IGO Ltd (b)	70,966	390,475
Lynas Rare Earths Ltd (b)	96,882	1,374,385
Mineral Resources Ltd (b)	18,510	871,272
Northern Star Resources Ltd	149,671	2,294,193
OceanaGold Corp	23,731	734,808
Perseus Mining Ltd	139,144	557,646
PLS Group Ltd (b)	320,128	1,424,382
Ramelius Resources Ltd	198,246	492,042
Regis Resources Ltd	78,004	399,968
Rio Tinto Ltd	38,892	4,763,866
Rio Tinto PLC	111,526	11,234,748
Sandfire Resources Ltd (b)	47,580	574,843
South32 Ltd	469,593	1,391,662
Westgold Resources Ltd	97,346	386,579
		61,925,204
TOTAL MATERIALS		63,086,193
Real Estate - 0.2%
Diversified REITs - 0.1%
Charter Hall Group unit	49,682	731,621
GPT Group/The unit	201,783	695,919
Mirvac Group unit	419,453	518,211
Stockland unit	255,069	748,040
		2,693,791
Industrial REITs - 0.1%
Goodman Group unit	213,897	4,634,237
Office REITs - 0.0%
Dexus unit	111,215	501,708
Retail REITs - 0.0%
Scentre Group unit	546,146	1,467,599
Vicinity Ltd unit	411,558	748,407
		2,216,006
TOTAL REAL ESTATE		10,045,742
Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	180,185	1,575,557
Gas Utilities - 0.0%
Apa Group unit	137,594	1,027,857
Multi-Utilities - 0.0%
AGL Energy Ltd	63,877	442,601
TOTAL UTILITIES		3,046,015
TOTAL AUSTRALIA		194,537,398
AUSTRIA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	15,169	1,070,856
Financials - 0.3%
Banks - 0.2%
BAWAG Group AG (c)(d)	8,083	1,382,200
Erste Group Bank AG	33,558	3,708,028
Raiffeisen Bank International AG	13,585	739,803
		5,830,031
Insurance - 0.1%
UNIQA Insurance Group AG	13,214	252,790
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,728	280,024
		532,814
TOTAL FINANCIALS		6,362,845
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
DO & Co AG	754	153,093
Machinery - 0.0%
ANDRITZ AG	7,643	648,546
TOTAL INDUSTRIALS		801,639
Materials - 0.0%
Construction Materials - 0.0%
Wienerberger AG	11,286	326,377
Metals & Mining - 0.0%
voestalpine AG	10,889	561,037
Paper & Forest Products - 0.0%
Mondi PLC	44,284	456,887
Mondi PLC (South Africa)	1,449	15,100
		471,987
TOTAL MATERIALS		1,359,401
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	8,851	666,389
TOTAL AUSTRIA		10,261,130
BELGIUM - 0.6%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	2,120	436,917
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	103,362	7,810,203
Food Products - 0.0%
Lotus Bakeries NV	43	517,791
TOTAL CONSUMER STAPLES		8,327,994
Financials - 0.2%
Banks - 0.2%
KBC Group NV	26,232	3,486,649
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	8,047	750,827
Sofina SA	1,597	408,601
		1,159,428
Insurance - 0.0%
Ageas SA/NV	18,775	1,469,753
TOTAL FINANCIALS		6,115,830
Health Care - 0.1%
Pharmaceuticals - 0.1%
Financiere de Tubize SA	1,982	455,232
UCB SA (b)	12,619	3,424,139
TOTAL HEALTH CARE		3,879,371
Industrials - 0.0%
Construction & Engineering - 0.0%
Ackermans & van Haaren NV	2,284	751,109
Electrical Equipment - 0.0%
Cenergy Holdings SA (Greece) (b)	6,339	177,364
TOTAL INDUSTRIALS		928,473
Materials - 0.0%
Chemicals - 0.0%
Solvay SA Class A	7,853	257,145
Syensqo SA	7,377	487,879
Umicore SA (b)	23,398	471,781
TOTAL MATERIALS		1,216,805
Real Estate - 0.0%
Health Care REITs - 0.0%
Aedifica SA	8,834	744,943
Industrial REITs - 0.0%
Warehouses De Pauw CVA	19,748	519,170
Warehouses De Pauw CVA rights (b)(e)	19,748	28,508
		547,678
TOTAL REAL ESTATE		1,292,621
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	5,287	877,399
TOTAL BELGIUM		23,075,410
BRAZIL - 1.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	78,800	624,601
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	84,300	438,371
TOTAL COMMUNICATION SERVICES		1,062,972
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Cosan SA (b)	169,400	172,417
Lojas Renner SA	108,500	297,993
Ultrapar Participacoes SA	71,300	431,100
Vibra Energia SA	96,597	649,598
TOTAL CONSUMER DISCRETIONARY		1,551,108
Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	444,800	1,303,374
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	141,258	625,874
Sendas Distribuidora S/A	139,700	249,675
		875,549
Food Products - 0.0%
MBRF Global Foods Co SA	75,500	265,755
Personal Care Products - 0.0%
Natura Cosmeticos SA (b)	80,793	166,259
TOTAL CONSUMER STAPLES		2,610,937
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleo Brasileiro SA - Petrobras	396,344	4,380,610
Petroleo Brasileiro SA - Petrobras (PN)	453,600	4,495,878
PRIO SA/Brazil (b)	83,100	1,114,478
TOTAL ENERGY		9,990,966
Financials - 0.6%
Banks - 0.5%
Banco Bradesco SA	170,068	574,243
Banco Bradesco SA (PN)	540,895	2,110,362
Banco do Brasil SA	300,200	1,346,468
Itau Unibanco Holding SA	566,229	4,938,696
Itausa SA	610,022	1,714,832
NU Holdings Ltd/Cayman Islands Class A (b)	399,936	5,791,074
		16,475,675
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	551,100	2,006,611
Banco BTG Pactual SA unit	114,100	1,367,320
XP Inc depository receipt	41,122	782,944
		4,156,875
Financial Services - 0.0%
Pagseguro Digital Ltd Class A	18,851	188,887
StoneCo Ltd Class A	26,251	288,236
		477,123
Insurance - 0.0%
BB Seguridade Participacoes SA	64,000	437,885
Caixa Seguridade Participacoes S/A	62,800	229,422
		667,307
TOTAL FINANCIALS		21,776,980
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Rede D'Or Sao Luiz SA (c)(d)	105,961	821,060
Pharmaceuticals - 0.0%
Hypera SA	40,804	185,652
TOTAL HEALTH CARE		1,006,712
Industrials - 0.1%
Aerospace & Defense - 0.0%
Embraer SA	72,800	1,132,621
Electrical Equipment - 0.1%
WEG SA	153,460	1,390,245
Ground Transportation - 0.0%
Localiza Rent a Car SA	90,211	836,380
Localiza Rent a Car SA (PN)	1,138	10,144
Rumo SA	127,000	403,431
		1,249,955
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	102,800	332,162
TOTAL INDUSTRIALS		4,104,983
Information Technology - 0.0%
Software - 0.0%
TOTVS SA	51,600	331,996
Materials - 0.4%
Chemicals - 0.0%
Yara International ASA	17,100	994,841
Containers & Packaging - 0.0%
Klabin SA unit	101,888	359,667
Metals & Mining - 0.4%
Gerdau SA	134,846	615,709
Vale SA	375,226	6,151,470
Wheaton Precious Metals Corp	47,491	5,998,826
		12,766,005
Paper & Forest Products - 0.0%
Suzano SA	70,822	627,012
TOTAL MATERIALS		14,747,525
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Allos SA	37,100	229,637
Multiplan Empreendimentos Imobiliarios SA	28,900	185,126
TOTAL REAL ESTATE		414,763
Utilities - 0.2%
Electric Utilities - 0.2%
Axia Energia SA	88,000	1,102,710
Axia Energia SA Series B	26,755	370,922
Axia Energia SA Series C	32,203	389,872
Cia Energetica de Minas Gerais	195,686	495,558
Cia Paranaense de Energia - Copel	191,200	613,934
Energisa S/A unit	33,470	357,019
Equatorial SA	112,276	959,554
Transmissora Alianca de Energia Eletrica S/A unit	22,300	191,485
		4,481,054
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (b)	73,800	403,591
Engie Brasil Energia SA	36,330	259,060
		662,651
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	244,045	1,633,768
Cia De Sanena Do Parana unit	25,000	204,673
		1,838,441
TOTAL UTILITIES		6,982,146
TOTAL BRAZIL		64,581,088
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
IAMGOLD Corp (b)	61,315	1,031,885
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd	10,806	594,222
CANADA - 7.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
BCE Inc	32,407	770,124
Quebecor Inc Class B	16,047	675,502
TELUS Corp	53,841	674,226
		2,119,852
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc Class B	40,356	1,469,138
TOTAL COMMUNICATION SERVICES		3,588,990
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Magna International Inc	27,416	1,744,847
Broadline Retail - 0.2%
Canadian Tire Corp Ltd Class A	5,198	722,902
Dollarama Inc	28,543	3,647,856
		4,370,758
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	34,168	2,757,135
Restaurant Brands International Inc (United States)	2,051	165,475
		2,922,610
Specialty Retail - 0.0%
Aritzia Inc Subordinate Voting Shares (b)	10,208	1,077,426
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	19,330	1,199,631
TOTAL CONSUMER DISCRETIONARY		11,315,272
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	77,967	4,612,529
Empire Co Ltd Class A	13,293	455,055
George Weston Ltd	16,290	1,175,624
Loblaw Cos Ltd	58,845	2,712,757
Metro Inc/CN	20,249	1,357,437
		10,313,402
Food Products - 0.0%
Saputo Inc	25,556	773,820
TOTAL CONSUMER STAPLES		11,087,222
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
ARC Resources Ltd	59,736	1,416,935
Cameco Corp	45,552	5,599,641
Canadian Natural Resources Ltd	217,682	10,390,917
Cenovus Energy Inc	141,554	4,141,316
Enbridge Inc	228,130	12,653,083
Imperial Oil Ltd	15,672	2,099,368
Keyera Corp	24,034	928,556
NexGen Energy Ltd (b)	69,420	871,870
Pembina Pipeline Corp	60,709	2,825,951
South Bow Corp	21,843	747,745
Suncor Energy Inc	124,416	8,525,521
TC Energy Corp	108,789	7,294,513
Tourmaline Oil Corp	38,425	1,861,350
Whitecap Resources Inc	126,886	1,497,392
TOTAL ENERGY		60,854,158
Financials - 3.0%
Banks - 2.1%
Bank of Montreal	73,817	11,240,334
Bank of Nova Scotia/The	128,822	10,022,387
Canadian Imperial Bank of Commerce	97,096	10,834,351
National Bank of Canada	40,590	6,126,973
Royal Bank of Canada	146,128	26,282,278
Toronto Dominion Bank	175,449	18,900,469
		83,406,792
Capital Markets - 0.3%
Brookfield Asset Management Ltd Class A	39,343	1,890,179
Brookfield Corp Class A	230,474	10,409,379
Onex Corp Subordinate Voting Shares	6,131	516,577
TMX Group Ltd	29,054	1,184,961
		14,001,096
Insurance - 0.6%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	2,151	3,722,377
Great-West Lifeco Inc	27,352	1,461,485
iA Financial Corp Inc	9,551	1,229,216
Intact Financial Corp	18,557	3,575,742
Manulife Financial Corp	175,293	6,892,480
Power Corp of Canada Subordinate Voting Shares	55,756	3,110,531
Sun Life Financial Inc	57,896	4,171,444
		24,163,275
TOTAL FINANCIALS		121,571,163
Industrials - 0.7%
Aerospace & Defense - 0.1%
Bombardier Inc Class B (b)	9,090	1,931,562
CAE Inc (b)	33,740	881,783
		2,813,345
Commercial Services & Supplies - 0.0%
Element Fleet Management Corp	41,843	998,983
Construction & Engineering - 0.1%
AtkinsRealis Group Inc	17,200	1,186,849
Stantec Inc	11,936	1,090,131
WSP Global Inc	14,095	2,345,103
		4,622,083
Ground Transportation - 0.4%
Canadian National Railway Co	57,038	6,406,514
Canadian Pacific Kansas City Ltd	93,854	8,162,780
TFI International Inc	8,074	1,155,271
		15,724,565
Passenger Airlines - 0.0%
Air Canada (b)	30,146	413,901
Professional Services - 0.0%
Thomson Reuters Corp	13,950	1,334,459
Trading Companies & Distributors - 0.1%
Finning International Inc	13,719	1,004,723
Toromont Industries Ltd	8,524	1,325,461
		2,330,184
TOTAL INDUSTRIALS		28,237,520
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (b)	12,016	4,933,252
IT Services - 0.5%
CGI Inc Class A	19,947	1,305,619
Shopify Inc Class A (b)	128,239	15,565,978
		16,871,597
Software - 0.1%
Constellation Software Inc/Canada	2,083	3,793,657
Constellation Software Inc/Canada warrants 3/31/2040 (b)(g)	1,367	0
Descartes Systems Group Inc/The (b)	9,083	655,372
Open Text Corp	26,493	600,522
		5,049,551
TOTAL INFORMATION TECHNOLOGY		26,854,400
Materials - 1.1%
Chemicals - 0.1%
Nutrien Ltd	50,354	3,827,475
Containers & Packaging - 0.0%
CCL Industries Inc Class B	14,857	938,222
Metals & Mining - 1.0%
Agnico Eagle Mines Ltd/CA	52,405	9,854,463
Alamos Gold Inc Class A	43,923	1,752,587
B2Gold Corp	141,473	639,485
Barrick Mining Corp	175,222	6,884,528
DPM Metals Inc	23,346	783,900
Equinox Gold Corp	82,175	1,148,218
First Majestic Silver Corp	48,596	957,827
Franco-Nevada Corp	20,165	4,652,194
Hudbay Minerals Inc	41,626	962,851
Kinross Gold Corp	125,506	3,802,092
Lundin Gold Inc	10,454	702,577
OR Royalties Inc	19,765	727,974
Pan American Silver Corp	44,124	2,308,929
Teck Resources Ltd Class B	46,825	2,733,627
		37,911,252
Paper & Forest Products - 0.0%
West Fraser Timber Co Ltd	5,786	366,323
TOTAL MATERIALS		43,043,272
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares	4,691	490,390
FirstService Corp Subordinate Voting Shares	4,350	582,871
TOTAL REAL ESTATE		1,073,261
Utilities - 0.2%
Electric Utilities - 0.2%
Emera Inc	31,477	1,679,345
Fortis Inc/Canada	52,914	3,025,994
Hydro One Ltd (c)(d)	33,124	1,423,136
		6,128,475
Gas Utilities - 0.0%
AltaGas Ltd	32,461	1,216,616
Brookfield Infrastructure Corp	12,682	469,150
		1,685,766
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A	13,969	506,991
Capital Power Corp	16,401	784,703
Northland Power Inc	26,854	461,817
		1,753,511
Multi-Utilities - 0.0%
Algonquin Power & Utilities Corp	72,796	456,599
Canadian Utilities Ltd Class A	13,934	497,413
		954,012
TOTAL UTILITIES		10,521,764
TOTAL CANADA		318,147,022
CHILE - 0.3%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	87,784	531,694
Specialty Retail - 0.0%
Empresas Copec SA	37,089	259,801
TOTAL CONSUMER DISCRETIONARY		791,495
Consumer Staples - 0.0%
Beverages - 0.0%
Embotelladora Andina SA Class B	38,347	178,751
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	126,977	321,037
TOTAL CONSUMER STAPLES		499,788
Financials - 0.1%
Banks - 0.1%
Banco de Chile	4,882,122	915,212
Banco de Credito e Inversiones SA	8,138	549,883
Banco Itau Chile SA	7,285	148,969
Banco Santander Chile	6,589,976	526,943
TOTAL FINANCIALS		2,141,007
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Quinenco SA (b)	28,608	139,891
Passenger Airlines - 0.0%
Latam Airlines Group SA	26,696,326	634,913
TOTAL INDUSTRIALS		774,804
Materials - 0.2%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B (b)	14,953	1,375,219
Metals & Mining - 0.2%
Antofagasta PLC	36,110	1,744,107
Lundin Mining Corp	70,621	1,812,381
		3,556,488
Paper & Forest Products - 0.0%
Empresas Cmpc SA	115,833	143,676
TOTAL MATERIALS		5,075,383
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Parque Arauco SA	67,895	303,328
Parque Arauco SA rights 6/2/2026 (b)	5,686	0
Plaza SA	78,733	391,115
TOTAL REAL ESTATE		694,443
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	1,876,812	175,206
Enel Chile SA	2,548,708	228,866
		404,072
Independent Power and Renewable Electricity Producers - 0.0%
Colbun SA	700,288	104,287
TOTAL UTILITIES		508,359
TOTAL CHILE		10,485,279
CHINA - 6.2%
Communication Services - 1.2%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (c)(d)	496,000	702,889
Entertainment - 0.1%
China Ruyi Holdings Ltd (b)	1,184,000	221,460
Kingsoft Corp Ltd	101,000	298,359
Netease Inc	178,990	4,190,010
Tencent Music Entertainment Group Class A ADR	52,502	481,443
		5,191,272
Interactive Media & Services - 1.1%
Baidu Inc A Shares (b)	232,942	3,678,391
Bilibili Inc Z Shares (b)	30,206	663,752
Kuaishou Technology B Shares (c)(d)	298,700	1,662,812
Tencent Holdings Ltd	638,200	38,759,333
		44,764,288
TOTAL COMMUNICATION SERVICES		50,658,449
Consumer Discretionary - 2.2%
Automobile Components - 0.0%
Fuyao Glass Industry Group Co Ltd H Shares (c)(d)	62,800	478,433
Minth Group Ltd	73,800	322,747
		801,180
Automobiles - 0.3%
BYD Co Ltd H Shares	385,500	5,127,986
Geely Automobile Holdings Ltd	578,000	1,719,070
Great Wall Motor Co Ltd H Shares	241,500	365,277
Li Auto Inc A Shares (b)	125,598	1,105,291
NIO Inc A Shares (b)	192,404	1,241,492
XPeng Inc A Shares (b)	153,802	1,229,265
Yadea Group Holdings Ltd (c)(d)	112,993	173,453
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)	46,800	285,661
		11,247,495
Broadline Retail - 1.4%
Alibaba Group Holding Ltd	1,997,844	32,926,495
JD.com Inc A Shares	299,823	4,542,356
PDD Holdings Inc Class A ADR (b)	81,692	8,159,397
Prosus NV Class N	139,338	6,745,772
Vipshop Holdings Ltd Class A ADR	26,494	381,248
		52,755,268
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc	144,490	788,410
TAL Education Group Class A ADR (b)	42,723	475,080
		1,263,490
Hotels, Restaurants & Leisure - 0.4%
Atour Lifestyle Holdings Ltd ADR	8,921	341,139
Guming Holdings Ltd (b)	73,600	239,797
H World Group Ltd	181,300	936,075
Haidilao International Holding Ltd (c)(d)	180,000	331,985
Meituan B Shares (b)(c)(d)	578,880	6,228,279
Tongcheng Travel Holdings Ltd (d)	126,800	289,419
Trip.com Group Ltd (b)	63,600	3,434,335
Yum China Holdings Inc (Hong Kong)	37,100	1,815,424
		13,616,453
Household Durables - 0.0%
Haier Smart Home Co Ltd H Shares	240,000	677,869
Midea Group Co Ltd H Shares	46,300	535,027
		1,212,896
Specialty Retail - 0.0%
Chow Tai Fook Jewellery Group Ltd	233,800	320,501
Pop Mart International Group Ltd (c)(d)(f)	70,200	1,428,839
		1,749,340
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd	123,200	1,290,647
Laopu Gold Co Ltd H Shares	4,900	349,854
Li Ning Co Ltd	243,500	633,945
Shenzhou International Group Holdings Ltd	84,900	517,501
		2,791,947
TOTAL CONSUMER DISCRETIONARY		85,438,069
Consumer Staples - 0.1%
Beverages - 0.0%
China Resources Beer Holdings Co Ltd	161,500	556,481
Nongfu Spring Co Ltd H Shares (c)(d)	189,800	1,147,847
Tsingtao Brewery Co Ltd H Shares	64,000	442,471
		2,146,799
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (b)	602,000	340,223
JD Health International Inc (b)(c)(d)	109,200	645,360
		985,583
Food Products - 0.1%
China Feihe Ltd (c)(d)	398,000	177,582
China Mengniu Dairy Co Ltd	312,000	694,828
Tingyi Cayman Islands Holding Corp	192,000	296,245
Want Want China Holdings Ltd	472,000	267,955
Wilmar International Ltd	271,800	775,276
		2,211,886
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (c)(d)	49,800	193,415
Hengan International Group Co Ltd	69,000	236,557
		429,972
Tobacco - 0.0%
Smoore International Holdings Ltd (c)(d)	193,000	230,705
TOTAL CONSUMER STAPLES		6,004,945
Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	186,000	224,582
Oil, Gas & Consumable Fuels - 0.2%
China Coal Energy Co Ltd H Shares	217,000	405,972
China Petroleum & Chemical Corp H Shares	2,492,000	1,472,248
China Shenhua Energy Co Ltd H Shares	354,000	2,199,003
COSCO SHIPPING Energy Transportation Co Ltd H Shares	134,000	313,730
PetroChina Co Ltd H Shares	2,208,000	3,405,873
Yankuang Energy Group Co Ltd H Shares	336,200	705,401
		8,502,227
TOTAL ENERGY		8,726,809
Financials - 1.2%
Banks - 0.9%
Agricultural Bank of China Ltd H Shares	3,218,000	2,510,357
Bank of China Ltd A Shares (China)	202,700	170,628
Bank of China Ltd H Shares	8,489,000	5,512,416
Bank of Communications Co Ltd H Shares	2,240,000	2,048,896
BOC Hong Kong Holdings Ltd	376,500	2,165,699
China CITIC Bank Corp Ltd H Shares	954,000	1,000,460
China Construction Bank Corp H Shares	10,313,000	11,641,314
China Merchants Bank Co Ltd H Shares	346,500	2,097,205
China Minsheng Banking Corp Ltd H Shares	754,400	344,273
Industrial & Commercial Bank of China Ltd A Shares (China)	243,800	265,716
Industrial & Commercial Bank of China Ltd H Shares	8,089,000	7,287,787
Postal Savings Bank of China Co Ltd H Shares (c)(d)	989,000	635,949
		35,680,700
Capital Markets - 0.0%
China Galaxy Securities Co Ltd H Shares	392,500	418,520
China International Capital Corp Ltd H Shares (c)(d)	155,200	405,179
CITIC Securities Co Ltd H Shares	133,725	474,782
Guotai Haitong Securities Co Ltd H Shares (c)(d)	258,472	443,508
Huatai Securities Co Ltd H Shares (c)(d)	167,600	347,775
		2,089,764
Insurance - 0.3%
China Life Insurance Co Ltd H Shares	779,000	2,873,773
China Pacific Insurance Group Co Ltd H Shares	270,600	1,181,269
China Taiping Insurance Holdings Co Ltd	144,800	413,969
New China Life Insurance Co Ltd H Shares	103,300	678,396
People's Insurance Co Group of China Ltd/The H Shares	904,000	618,532
PICC Property & Casualty Co Ltd H Shares	724,000	1,307,806
Ping An Insurance Group Co of China Ltd H Shares	678,000	5,510,854
		12,584,599
TOTAL FINANCIALS		50,355,063
Health Care - 0.2%
Biotechnology - 0.1%
3SBio Inc (c)(d)	205,000	613,183
Akeso Inc (b)(c)(d)	72,000	1,263,022
Innovent Biologics Inc (b)(c)(d)	151,000	1,763,292
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (b)	4,400	266,144
Zai Lab Ltd (b)	105,500	226,428
		4,132,069
Health Care Providers & Services - 0.0%
Sinopharm Group Co Ltd H Shares	138,800	330,172
Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp (b)	138,000	245,692
Wuxi Apptec Co Ltd H Shares (c)(d)	45,164	793,437
Wuxi Biologics Cayman Inc (b)(c)(d)	376,500	1,608,690
		2,647,819
Pharmaceuticals - 0.0%
CSPC Pharmaceutical Group Ltd	835,760	910,624
Hansoh Pharmaceutical Group Co Ltd (c)(d)	122,000	584,340
Kangmei Pharmaceutical Co Ltd rights (b)(g)	713	0
Sino Biopharmaceutical Ltd	1,052,250	732,433
		2,227,397
TOTAL HEALTH CARE		9,337,457
Industrials - 0.3%
Air Freight & Logistics - 0.1%
J&T Global Express Ltd B Shares (b)	619,200	775,325
JD Logistics Inc (b)(c)(d)	213,300	415,421
ZTO Express Cayman Inc A Shares	43,353	1,098,516
		2,289,262
Building Products - 0.0%
Xinyi Glass Holdings Ltd	246,647	306,117
Commercial Services & Supplies - 0.0%
China Everbright Environment Group Ltd	363,000	261,013
Construction & Engineering - 0.0%
China Railway Group Ltd H Shares	431,000	208,941
China State Construction International Holdings Ltd	192,000	223,003
		431,944
Electrical Equipment - 0.0%
Contemporary Amperex Technology Co Ltd H Shares (f)	7,100	561,156
Ground Transportation - 0.0%
Full Truck Alliance Co Ltd ADR	87,027	752,784
Industrial Conglomerates - 0.0%
CITIC Ltd	825,000	1,371,031
Machinery - 0.2%
Airtac International Group	15,278	715,598
CRRC Corp Ltd H Shares	457,000	304,205
Sinotruk Hong Kong Ltd	68,500	336,932
UBTech Robotics Corp Ltd H Shares (b)	33,500	459,285
Weichai Power Co Ltd H Shares	204,000	1,014,062
Yangzijiang Shipbuildling (Holdings) Ltd	283,600	967,208
Zhuzhou CRRC Times Electric Co Ltd H Shares	44,100	201,500
		3,998,790
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd H Shares	249,050	458,380
SITC International Holdings Co Ltd	134,000	561,055
		1,019,435
Professional Services - 0.0%
Kanzhun Ltd ADR	39,863	538,948
Transportation Infrastructure - 0.0%
China Merchants Port Holdings Co Ltd	121,219	241,101
TOTAL INDUSTRIALS		11,771,581
Information Technology - 0.4%
Communications Equipment - 0.0%
BYD Electronic International Co Ltd	83,500	285,349
Yangtze Optical Fibre & Cable Joint Stock Ltd Co H Shares (c)(d)	31,500	812,194
ZTE Corp H Shares (b)	79,200	254,241
		1,351,784
Electronic Equipment, Instruments & Components - 0.0%
Aac Technologies Holdings Inc	73,500	340,407
Kingboard Holdings Ltd	61,500	348,628
Sunny Optical Technology Group Co Ltd	70,100	577,106
		1,266,141
IT Services - 0.0%
GDS Holdings Ltd A Shares (b)	108,900	574,727
Semiconductors & Semiconductor Equipment - 0.1%
GCL Technology Holdings Ltd (b)	2,431,000	281,246
Hua Hong Semiconductor Ltd (b)(c)(d)	72,000	1,060,608
Silergy Corp	35,000	480,528
Xinyi Solar Holdings Ltd	471,395	173,534
		1,995,916
Software - 0.0%
Horizon Robotics A Shares (b)	1,129,200	1,062,478
Kingdee International Software Group Co Ltd (b)	293,000	324,155
		1,386,633
Technology Hardware, Storage & Peripherals - 0.3%
Lenovo Group Ltd	794,000	1,193,955
Xiaomi Corp B Shares (b)(c)(d)	1,811,000	6,795,238
		7,989,193
TOTAL INFORMATION TECHNOLOGY		14,564,394
Materials - 0.2%
Chemicals - 0.0%
Ganfeng Lithium Group Co Ltd H Shares (c)(d)	45,800	492,629
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd H Shares	127,000	318,191
China National Building Material Co Ltd H Shares	385,000	250,885
		569,076
Metals & Mining - 0.2%
Aluminum Corp of China Ltd H Shares	408,000	597,539
China Gold International Resources Corp Ltd	24,500	526,269
China Hongqiao Group Ltd	345,000	1,460,402
CMOC Group Ltd H Shares	384,000	878,014
Jiangxi Copper Co Ltd H Shares	114,000	541,781
Lingbao Gold Group Co Ltd H Shares	81,200	218,301
MMG Ltd (b)	412,000	444,501
Shandong Gold Mining Co Ltd H Shares (c)(d)	93,750	343,415
Zhaojin Mining Industry Co Ltd H Shares	177,000	650,352
Zijin Mining Group Co Ltd H Shares	628,000	2,916,434
		8,577,008
TOTAL MATERIALS		9,638,713
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
China Overseas Land & Investment Ltd	385,500	662,164
China Resources Land Ltd	299,000	1,256,259
China Resources Mixc Lifestyle Services Ltd (c)(d)	63,800	385,326
Country Garden Services Holdings Co Ltd	218,000	174,022
KE Holdings Inc A Shares	203,500	1,129,961
Longfor Group Holdings Ltd (c)(d)	203,592	210,805
Wharf Holdings Ltd/The	102,000	337,704
TOTAL REAL ESTATE		4,156,241
Utilities - 0.1%
Gas Utilities - 0.0%
China Gas Holdings Ltd	296,400	274,941
China Resources Gas Group Ltd	91,900	220,767
ENN Energy Holdings Ltd	78,000	611,467
Kunlun Energy Co Ltd	394,000	379,164
		1,486,339
Independent Power and Renewable Electricity Producers - 0.1%
CGN Power Co Ltd H Shares (c)(d)	1,098,000	489,224
China Longyuan Power Group Corp Ltd H Shares	341,000	290,543
China Power International Development Ltd	445,805	186,337
China Resources Power Holdings Co Ltd	226,000	557,307
Huaneng Power International Inc H Shares	426,000	341,051
		1,864,462
Water Utilities - 0.0%
Guangdong Investment Ltd	288,000	302,582
TOTAL UTILITIES		3,653,383
TOTAL CHINA		254,305,104
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	29,660	614,967
Financial Services - 0.0%
Grupo de Inversiones Suramericana SA	14,716	207,323
TOTAL FINANCIALS		822,290
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	45,377	350,944
TOTAL COLOMBIA		1,173,234
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (b)	79,925	647,237
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC (United Kingdom)	19,694	1,182,891
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	7,828	416,699
Moneta Money Bank AS (c)(d)	27,080	238,384
TOTAL FINANCIALS		655,083
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	16,884	972,715
TOTAL CZECH REPUBLIC		1,627,798
DENMARK - 1.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	8,296	630,361
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	9,412	1,274,515
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	69,036	3,548,759
Jyske Bank A/S	4,201	584,576
Ringkjoebing Landbobank A/S	2,688	671,668
		4,805,003
Insurance - 0.0%
Tryg A/S	33,509	804,155
TOTAL FINANCIALS		5,609,158
Health Care - 0.5%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (b)	5,319	1,220,072
Genmab A/S (b)	6,726	1,780,888
Zealand Pharma A/S (b)	6,569	308,892
		3,309,852
Health Care Equipment & Supplies - 0.0%
Coloplast AS Series B	12,632	780,325
Pharmaceuticals - 0.4%
Novo Nordisk A/S Series B	333,044	14,166,347
TOTAL HEALTH CARE		18,256,524
Industrials - 0.3%
Air Freight & Logistics - 0.2%
DSV A/S	20,637	5,051,360
Commercial Services & Supplies - 0.0%
ISS A/S	15,247	559,386
Electrical Equipment - 0.1%
NKT A/S (b)	5,643	831,762
Vestas Wind Systems A/S	105,590	3,246,830
		4,078,592
TOTAL INDUSTRIALS		9,689,338
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	36,078	2,216,841
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(c)(d)	48,385	1,294,517
TOTAL DENMARK		38,971,254
EGYPT - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Egypt Co	52,536	91,610
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	135,055	100,296
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	281,662	709,146
Commercial International Bank - Egypt (CIB) GDR (d)	10,526	26,157
		735,303
Capital Markets - 0.0%
EFG Holding S.A.E. (b)	124,245	64,671
Financial Services - 0.0%
Fawry for Banking & Payment Technology Services SAE (b)	211,038	75,056
TOTAL FINANCIALS		875,030
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	102,779	180,390
TOTAL EGYPT		1,247,326
FINLAND - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	15,195	737,242
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	28,822	709,012
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	45,088	1,554,188
Financials - 0.3%
Banks - 0.2%
Nordea Bank Abp (Sweden)	359,544	6,701,960
Insurance - 0.1%
Sampo Oyj A Shares	263,008	2,732,979
TOTAL FINANCIALS		9,434,939
Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	11,498	927,081
Industrials - 0.2%
Machinery - 0.2%
Kone Oyj B Shares	40,759	2,592,756
Konecranes Oyj A Shares	22,234	729,092
Metso Oyj	73,731	1,270,325
Valmet Oyj	14,986	390,812
Wartsila OYJ Abp	50,761	2,129,829
TOTAL INDUSTRIALS		7,112,814
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj	564,488	7,025,933
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	63,533	705,389
UPM-Kymmene Oyj	55,122	1,647,755
TOTAL MATERIALS		2,353,144
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	45,990	1,157,249
TOTAL FINLAND		31,011,602
FRANCE - 4.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	192,034	3,998,600
Media - 0.1%
Publicis Groupe SA	23,687	2,213,251
TOTAL COMMUNICATION SERVICES		6,211,851
Consumer Discretionary - 0.7%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	71,971	2,607,225
Automobiles - 0.0%
Renault SA	19,353	679,856
Hotels, Restaurants & Leisure - 0.0%
Accor SA	21,394	1,058,762
Textiles, Apparel & Luxury Goods - 0.6%
Hermes International SCA	3,643	6,969,430
Kering SA	7,357	2,024,010
LVMH Moet Hennessy Louis Vuitton SE	26,541	14,061,040
		23,054,480
TOTAL CONSUMER DISCRETIONARY		27,400,323
Consumer Staples - 0.4%
Beverages - 0.0%
Pernod Ricard SA	20,837	1,549,062
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	58,718	1,168,099
Food Products - 0.1%
Danone SA	67,427	5,282,774
Personal Care Products - 0.3%
L'Oreal SA	24,013	10,316,335
TOTAL CONSUMER STAPLES		18,316,270
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
TotalEnergies SE	212,338	19,759,900
Financials - 0.7%
Banks - 0.5%
BNP Paribas SA	103,695	10,890,207
Credit Agricole SA	117,084	2,286,898
Societe Generale SA Series A	71,394	5,747,221
		18,924,326
Insurance - 0.2%
AXA SA	172,724	8,326,211
TOTAL FINANCIALS		27,250,537
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
EssilorLuxottica SA	30,529	6,462,061
Industrials - 1.2%
Aerospace & Defense - 0.7%
Airbus SE	64,619	13,321,819
Safran SA	35,436	11,378,954
Thales SA	9,469	2,601,489
		27,302,262
Building Products - 0.1%
Cie de Saint-Gobain SA	48,048	4,402,152
Construction & Engineering - 0.3%
Bouygues SA	19,664	1,160,395
Eiffage SA	7,495	1,205,121
Vinci SA	52,336	7,914,375
		10,279,891
Electrical Equipment - 0.1%
Legrand SA	27,403	4,909,621
Professional Services - 0.0%
Bureau Veritas SA	36,522	1,117,037
TOTAL INDUSTRIALS		48,010,963
Information Technology - 0.0%
IT Services - 0.0%
Capgemini SE	16,017	1,947,931
Software - 0.0%
Dassault Systemes SE	68,779	1,549,839
TOTAL INFORMATION TECHNOLOGY		3,497,770
Materials - 0.3%
Chemicals - 0.3%
Air Liquide SA	60,527	13,021,804
Real Estate - 0.0%
Retail REITs - 0.0%
Unibail-Rodamco-Westfield unit	12,794	1,548,116
Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	194,282	6,400,495
Veolia Environnement SA	70,034	2,961,682
TOTAL UTILITIES		9,362,177
TOTAL FRANCE		180,841,772
GERMANY - 4.7%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Deutsche Telekom AG	359,103	11,599,259
Interactive Media & Services - 0.0%
Scout24 SE (c)(d)	7,744	645,301
TOTAL COMMUNICATION SERVICES		12,244,560
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Continental AG (b)	11,334	853,732
Automobiles - 0.2%
Bayerische Motoren Werke AG	27,338	2,500,082
Mercedes-Benz Group AG	75,508	4,401,372
		6,901,454
Specialty Retail - 0.0%
Zalando SE (b)(c)(d)	23,271	574,372
Textiles, Apparel & Luxury Goods - 0.1%
Adidas AG	18,808	3,254,869
TOTAL CONSUMER DISCRETIONARY		11,584,427
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	10,234	705,653
Personal Care Products - 0.0%
Beiersdorf AG	9,543	791,112
TOTAL CONSUMER STAPLES		1,496,765
Financials - 1.1%
Banks - 0.1%
Commerzbank AG	103,766	4,288,049
Capital Markets - 0.3%
Deutsche Bank AG	199,754	6,212,694
Deutsche Boerse AG	19,691	6,041,157
		12,253,851
Insurance - 0.7%
Allianz SE	39,775	18,166,536
Hannover Rueck SE	6,304	1,905,902
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,658	8,187,977
		28,260,415
TOTAL FINANCIALS		44,802,315
Health Care - 0.3%
Biotechnology - 0.0%
BioNTech SE ADR (b)	10,599	1,096,467
Health Care Equipment & Supplies - 0.0%
Siemens Healthineers AG (c)(d)	30,627	1,255,835
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	21,805	986,643
Fresenius SE & Co KGaA	42,951	2,080,100
		3,066,743
Pharmaceuticals - 0.2%
Bayer AG	102,751	4,588,591
Merck KGaA	13,512	1,745,212
		6,333,803
TOTAL HEALTH CARE		11,752,848
Industrials - 1.5%
Aerospace & Defense - 0.2%
MTU Aero Engines AG	5,618	1,920,705
Rheinmetall AG	4,810	7,653,839
		9,574,544
Air Freight & Logistics - 0.1%
Deutsche Post AG	96,240	5,698,780
Electrical Equipment - 0.4%
Siemens Energy AG	75,644	16,031,817
Industrial Conglomerates - 0.7%
Siemens AG	76,981	22,875,765
Machinery - 0.1%
Daimler Truck Holding AG	50,441	2,544,140
Gea Group Ag	15,144	1,037,099
Knorr-Bremse AG	6,955	808,518
		4,389,757
Trading Companies & Distributors - 0.0%
Brenntag SE	12,888	939,022
TOTAL INDUSTRIALS		59,509,685
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	136,537	9,182,838
Software - 0.5%
SAP SE	106,641	17,904,298
TOTAL INFORMATION TECHNOLOGY		27,087,136
Materials - 0.2%
Chemicals - 0.2%
BASF SE	93,361	5,987,857
Symrise AG	13,910	1,230,488
		7,218,345
Construction Materials - 0.0%
Heidelberg Materials AG	13,282	2,930,584
TOTAL MATERIALS		10,148,929
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LEG Immobilien SE	8,013	560,976
Vonovia SE	87,904	2,368,416
TOTAL REAL ESTATE		2,929,392
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	70,009	5,097,536
Multi-Utilities - 0.2%
E.ON SE	232,255	5,149,151
TOTAL UTILITIES		10,246,687
TOTAL GERMANY		191,802,744
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	18,467	393,813
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Allwyn AG	17,455	249,276
Specialty Retail - 0.0%
FF Group (b)(g)	256	0
JUMBO SA	11,417	311,406
		311,406
TOTAL CONSUMER DISCRETIONARY		560,682
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Motor Oil Hellas Corinth Refineries SA	6,522	290,872
Financials - 0.2%
Banks - 0.2%
Alpha Bank SA	216,802	870,077
Eurobank SA	270,687	1,169,106
National Bank of Greece SA	87,325	1,375,915
Optima bank SA	18,612	193,538
Piraeus Bank SA	113,060	1,054,908
TOTAL FINANCIALS		4,663,544
Industrials - 0.0%
Construction & Engineering - 0.0%
GEK TERNA SA	7,195	345,039
Industrial Conglomerates - 0.0%
Metlen Energy & Metals PLC (Greece)	11,224	461,057
Marine Transportation - 0.0%
Star Bulk Carriers Corp	9,295	233,583
TOTAL INDUSTRIALS		1,039,679
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	18,672	394,678
TOTAL GREECE		7,343,268
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	10,158	862,211
HONG KONG - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	380,000	616,418
PCCW Ltd	472,000	364,808
TOTAL COMMUNICATION SERVICES		981,226
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (c)(d)	819,766	1,002,612
Financials - 0.7%
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR	6,363	983,147
Hong Kong Exchanges & Clearing Ltd	124,649	6,639,149
		7,622,296
Insurance - 0.5%
AIA Group Ltd	1,099,200	12,067,864
Prudential PLC	265,466	4,000,453
Prudential PLC rights (b)(e)	267,987	50,835
		16,119,152
TOTAL FINANCIALS		23,741,448
Industrials - 0.1%
Ground Transportation - 0.0%
MTR Corp Ltd	171,391	732,383
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares	34,500	375,256
Machinery - 0.1%
Techtronic Industries Co Ltd	149,500	2,167,705
Marine Transportation - 0.0%
Orient Overseas International Ltd	13,500	235,684
TOTAL INDUSTRIALS		3,511,028
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASMPT Ltd	33,100	693,359
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	205,745	1,296,040
Hang Lung Properties Ltd	186,000	218,669
Henderson Land Development Co Ltd	140,010	553,418
Hongkong Land Holdings Ltd (Singapore)	104,409	825,462
Sino Land Co Ltd	394,398	632,445
Sun Hung Kai Properties Ltd	161,000	2,818,641
Swire Properties Ltd	100,600	321,430
Wharf Real Estate Investment Co Ltd	166,000	519,828
		7,185,933
Retail REITs - 0.0%
Link REIT	272,482	1,372,026
TOTAL REAL ESTATE		8,557,959
Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	62,500	526,161
CLP Holdings Ltd	167,000	1,605,759
Power Assets Holdings Ltd	143,000	1,181,763
		3,313,683
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	1,133,865	1,049,758
TOTAL UTILITIES		4,363,441
TOTAL HONG KONG		42,851,073
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	48,577	647,500
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	25,776	3,455,710
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	14,470	609,498
TOTAL HUNGARY		4,712,708
INDIA - 2.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd (b)	138,774	601,576
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	303,953	6,076,238
TOTAL COMMUNICATION SERVICES		6,677,814
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Samvardhana Motherson International Ltd	456,288	586,870
Automobiles - 0.3%
Bajaj Auto Ltd	7,095	749,650
Eicher Motors Ltd	14,636	1,101,328
Mahindra & Mahindra Ltd	92,344	3,028,750
Maruti Suzuki India Ltd	13,804	1,947,556
Tata Motors Passenger Vehicles Limited	220,561	797,522
		7,624,806
Hotels, Restaurants & Leisure - 0.0%
Eternal Ltd (b)	494,388	1,297,282
Indian Hotels Co Ltd/The	95,987	646,375
		1,943,657
Specialty Retail - 0.0%
Trent Ltd	19,066	837,080
Textiles, Apparel & Luxury Goods - 0.0%
Titan Co Ltd	43,547	2,021,734
TOTAL CONSUMER DISCRETIONARY		13,014,147
Consumer Staples - 0.0%
Beverages - 0.0%
Varun Beverages Ltd	142,031	773,673
Personal Care Products - 0.0%
Hindustan Unilever Ltd	93,395	2,220,342
Tobacco - 0.0%
ITC Ltd	314,995	1,048,831
TOTAL CONSUMER STAPLES		4,042,846
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Bharat Petroleum Corp Ltd	210,673	670,847
Coal India Ltd	238,301	1,212,055
Indian Oil Corp Ltd	402,740	606,317
Oil & Natural Gas Corp Ltd	433,785	1,375,209
Reliance Industries Ltd	707,572	10,731,742
TOTAL ENERGY		14,596,170
Financials - 0.9%
Banks - 0.7%
Axis Bank Ltd	240,215	3,222,030
Federal Bank Ltd	187,604	570,442
HDFC Bank Ltd	1,190,526	9,737,785
ICICI Bank Ltd	553,380	7,425,735
IndusInd Bank Ltd (b)	59,373	576,506
Kotak Mahindra Bank Ltd	571,509	2,321,148
State Bank of India	192,889	2,181,854
		26,035,500
Capital Markets - 0.0%
HDFC Asset Management Co Ltd (c)(d)	20,693	593,771
Consumer Finance - 0.1%
Bajaj Finance Ltd	292,840	2,908,790
Cholamandalam Investment and Finance Co Ltd	44,539	738,363
Shriram Finance Ltd	147,605	1,468,079
		5,115,232
Financial Services - 0.1%
Bajaj Finserv Ltd	40,462	748,478
Jio Financial Services Ltd	326,966	852,521
Power Finance Corp Ltd	152,706	724,980
REC Ltd	128,620	482,949
		2,808,928
Insurance - 0.0%
HDFC Life Insurance Co Ltd (c)(d)	111,555	692,944
PB Fintech Ltd (b)	39,568	698,261
		1,391,205
TOTAL FINANCIALS		35,944,636
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Apollo Hospitals Enterprise Ltd	10,691	863,020
Max Healthcare Institute Ltd	77,570	816,186
		1,679,206
Pharmaceuticals - 0.0%
Cipla Ltd/India	60,310	835,832
Dr Reddy's Laboratories Ltd	63,990	893,712
Sun Pharmaceutical Industries Ltd	112,808	2,161,014
		3,890,558
TOTAL HEALTH CARE		5,569,764
Industrials - 0.3%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	373,592	1,705,593
Hindustan Aeronautics Ltd (d)	19,623	900,985
		2,606,578
Construction & Engineering - 0.2%
Larsen & Toubro Ltd	70,462	2,993,334
Electrical Equipment - 0.0%
CG Power & Industrial Solutions Ltd	69,802	599,682
Suzlon Energy Ltd (b)	1,177,997	694,479
		1,294,161
Machinery - 0.0%
Tata Motors Ltd /new (b)	220,343	962,782
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (c)(d)	19,889	908,371
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	31,662	807,721
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	81,913	1,439,339
TOTAL INDUSTRIALS		11,012,286
Information Technology - 0.3%
IT Services - 0.3%
HCL Technologies Ltd	110,695	1,407,980
Infosys Ltd	369,369	4,650,214
Persistent Systems Ltd	10,884	556,122
Tata Consultancy Services Ltd	105,940	2,780,220
Tech Mahindra Ltd	66,721	1,042,994
Wipro Ltd	321,641	685,369
TOTAL INFORMATION TECHNOLOGY		11,122,899
Materials - 0.2%
Chemicals - 0.0%
Asian Paints Ltd	47,163	1,223,855
Construction Materials - 0.0%
UltraTech Cement Ltd	12,630	1,549,745
Metals & Mining - 0.2%
Hindalco Industries Ltd	152,777	1,678,565
Tata Steel Ltd	770,329	1,722,645
Vedanta Aluminium Metal Ltd (g)	185,436	236,460
Vedanta Iron and Steel Ltd (g)	185,436	236,460
Vedanta Ltd	185,436	532,552
		4,406,682
TOTAL MATERIALS		7,180,282
Utilities - 0.2%
Electric Utilities - 0.1%
Power Grid Corp of India Ltd	476,080	1,603,266
Tata Power Co Ltd/The	184,074	866,282
		2,469,548
Independent Power and Renewable Electricity Producers - 0.1%
Adani Power Ltd (b)	503,973	1,185,923
Malco Energy Ltd (g)	185,436	236,460
NTPC Ltd	496,300	2,095,702
Talwandi Sabo Power Ltd (g)	185,436	236,459
		3,754,544
TOTAL UTILITIES		6,224,092
TOTAL INDIA		115,384,936
INDONESIA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	4,822,100	788,814
Media - 0.0%
Elang Mahkota Teknologi Tbk PT	3,062,200	146,331
Wireless Telecommunication Services - 0.0%
Indosat Tbk PT	830,400	95,840
XLSMART Telecom Sejahtera Tbk PT	658,000	112,651
		208,491
TOTAL COMMUNICATION SERVICES		1,143,636
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (b)	97,184,500	303,440
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	2,019,600	154,557
Food Products - 0.0%
Charoen Pokphand Indonesia Tbk PT	744,400	173,826
Indofood CBP Sukses Makmur Tbk PT	222,700	87,345
Indofood Sukses Makmur Tbk PT	443,200	174,208
Japfa Comfeed Indonesia Tbk PT (b)	532,500	76,416
		511,795
TOTAL CONSUMER STAPLES		666,352
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adaro Andalan Indonesia PT	305,300	206,228
Alamtri Resources Indonesia Tbk PT	898,000	130,968
Bumi Resources Tbk PT (b)	17,382,300	241,743
Dian Swastatika Sentosa Tbk PT (b)	3,971,700	372,057
Energi Mega Persada Tbk PT (b)	1,685,000	166,485
United Tractors Tbk PT	145,400	245,965
TOTAL ENERGY		1,363,446
Financials - 0.1%
Banks - 0.1%
Bank Central Asia Tbk PT	5,789,100	1,962,739
Bank Mandiri Persero Tbk PT	3,926,900	999,206
Bank Negara Indonesia Persero Tbk PT	1,399,200	301,470
Bank Rakyat Indonesia Persero Tbk PT	7,166,410	1,239,750
TOTAL FINANCIALS		4,503,165
Health Care - 0.0%
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	1,971,300	98,821
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Astra International Tbk PT	2,141,600	741,934
Jardine Matheson Holdings Ltd (Singapore)	21,535	1,468,090
TOTAL INDUSTRIALS		2,210,024
Materials - 0.1%
Chemicals - 0.0%
Barito Pacific Tbk PT (b)	2,797,148	297,193
Metals & Mining - 0.1%
Alamtri Minerals Indonesia Tbk PT	680,800	72,910
Amman Mineral Internasional PT (b)	1,415,500	417,696
Aneka Tambang Tbk	799,700	173,547
Bumi Resources Minerals Tbk PT (b)	8,739,500	406,987
Merdeka Battery Materials Tbk PT (b)	4,687,500	183,878
Merdeka Copper Gold Tbk PT (b)	1,346,900	252,051
Merdeka Gold Resources Tbk PT	467,900	241,666
		1,748,735
Paper & Forest Products - 0.0%
Indah Kiat Pulp & Paper Tbk PT	237,100	134,044
TOTAL MATERIALS		2,179,972
Utilities - 0.0%
Gas Utilities - 0.0%
Perusahaan Gas Negara Tbk PT Class B	1,064,800	119,788
TOTAL INDONESIA		12,588,644
IRELAND - 0.2%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	16,747	1,419,099
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	223,370	2,568,626
Bank of Ireland Group PLC	99,566	1,956,163
TOTAL FINANCIALS		4,524,789
Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	15,829	1,461,137
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	17,029	2,421,694
TOTAL INDUSTRIALS		3,882,831
TOTAL IRELAND		9,826,719
ISRAEL - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Bezeq The Israeli Telecommunication Corp Ltd	292,696	797,436
Wireless Telecommunication Services - 0.0%
Partner Communications Co Ltd	13,915	185,281
TOTAL COMMUNICATION SERVICES		982,717
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (b)	11,250	352,913
Hotels, Restaurants & Leisure - 0.0%
Fattal Holdings 1998 Ltd (b)	741	184,762
TOTAL CONSUMER DISCRETIONARY		537,675
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Shufersal Ltd	20,594	307,469
Food Products - 0.0%
Strauss Group Ltd	5,995	260,321
TOTAL CONSUMER STAPLES		567,790
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Delek Group Ltd	955	326,212
Paz Retail And Energy Ltd	932	257,681
TOTAL ENERGY		583,893
Financials - 0.4%
Banks - 0.3%
Bank Hapoalim BM	137,594	3,688,000
Bank Leumi Le-Israel BM	155,222	3,927,218
FIBI Holdings Ltd	1,747	181,292
First International Bank of Israel Ltd	5,382	450,060
Israel Discount Bank Ltd Class A	128,488	1,430,575
Mizrahi Tefahot Bank Ltd	16,142	1,270,442
		10,947,587
Capital Markets - 0.0%
Plus500 Ltd	7,288	446,073
Tel Aviv Stock Exchange Ltd	8,956	451,788
		897,861
Insurance - 0.1%
Clal Insurance Enterprises Holdings Ltd	6,732	582,591
Harel Insurance Investments & Financial Services Ltd	11,721	727,654
Menora Mivtachim Holdings Ltd	2,186	356,775
Migdal Insurance & Financial Holdings Ltd (b)	48,959	312,414
Phoenix Financial Ltd	23,920	1,438,731
		3,418,165
TOTAL FINANCIALS		15,263,613
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	121,881	4,274,367
Industrials - 0.1%
Aerospace & Defense - 0.1%
Bet Shemesh Engines Holdings 1997 Ltd (b)	718	175,618
Elbit Systems Ltd	2,820	2,337,699
		2,513,317
Construction & Engineering - 0.0%
Electra Ltd/Israel	4,292	141,540
Shapir Engineering and Industry Ltd (b)	15,113	212,769
Shikun & Binui Ltd (b)	37,705	251,985
		606,294
Marine Transportation - 0.0%
ZIM Integrated Shipping Services Ltd	12,345	326,402
Passenger Airlines - 0.0%
El Al Israel Airlines	30,871	138,554
TOTAL INDUSTRIALS		3,584,567
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Next Vision Stabilized Systems Ltd	7,489	858,463
IT Services - 0.0%
Matrix IT Ltd	4,954	151,506
Wix.com Ltd (b)	5,625	420,131
		571,637
Semiconductors & Semiconductor Equipment - 0.2%
Camtek Ltd/Israel (Israel) (b)	3,013	563,299
Nova Ltd (Israel) (b)	3,193	1,575,513
Tower Semiconductor Ltd (b)	11,697	2,405,469
		4,544,281
Software - 0.0%
Cellebrite DI Ltd (b)	12,712	165,256
Check Point Software Technologies Ltd (b)	8,659	973,878
Nice Ltd (b)	6,532	659,460
		1,798,594
TOTAL INFORMATION TECHNOLOGY		7,772,975
Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	77,405	415,942
Israel Corp Ltd Class A1	392	111,798
TOTAL MATERIALS		527,740
Real Estate - 0.1%
Diversified REITs - 0.0%
Reit 1 Ltd	21,045	184,766
Real Estate Management & Development - 0.1%
Airport City Ltd (b)	5,556	103,477
Alony Hetz Properties & Investments Ltd	17,123	207,143
Amot Investments Ltd	24,792	169,892
Azrieli Group Ltd	3,768	603,085
Big Shopping Centers Ltd	1,745	461,150
Mega Or Holdings Ltd	2,345	480,973
Melisron Ltd	2,557	379,332
Mivne Real Estate KD Ltd	58,578	283,972
		2,689,024
TOTAL REAL ESTATE		2,873,790
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Doral Group Renewable Energy Resources Ltd (b)	12,203	305,515
Energix-Renewable Energies Ltd	28,465	211,671
Enlight Renewable Energy Ltd (b)	13,864	1,236,484
OPC Energy Ltd (b)	16,544	694,256
TOTAL UTILITIES		2,447,926
TOTAL ISRAEL		39,417,053
ITALY - 2.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (c)(d)(f)	32,945	279,361
Telecom Italia SpA/Milano (b)	1,203,433	948,292
Telecom Italia SpA/Milano savings shares (b)	629,014	579,667
TOTAL COMMUNICATION SERVICES		1,807,320
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Ferrari NV (Italy)	12,779	4,399,685
Hotels, Restaurants & Leisure - 0.0%
Lottomatica Group Spa	26,475	779,295
Textiles, Apparel & Luxury Goods - 0.0%
Brunello Cucinelli SpA	3,472	337,240
Moncler SpA	23,252	1,398,325
		1,735,565
TOTAL CONSUMER DISCRETIONARY		6,914,545
Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV	58,006	428,896
Energy - 0.2%
Energy Equipment & Services - 0.0%
Saipem SpA	134,678	728,047
Oil, Gas & Consumable Fuels - 0.2%
Eni SpA	217,189	6,141,326
TOTAL ENERGY		6,869,373
Financials - 1.0%
Banks - 0.8%
Banca Monte dei Paschi di Siena SpA	225,549	2,396,205
Banco BPM SpA	158,369	2,301,997
BPER Banca SPA	145,801	2,144,810
FinecoBank Banca Fineco SpA	63,939	1,581,886
Intesa Sanpaolo SpA	1,601,803	10,883,022
UniCredit SpA	162,891	12,588,606
		31,896,526
Capital Markets - 0.0%
Azimut Holding SpA	11,561	489,825
Financial Services - 0.0%
Banca Mediolanum SpA	22,863	499,902
Poste Italiane SpA (c)(d)	47,797	1,267,230
		1,767,132
Insurance - 0.2%
Generali	110,150	4,936,041
Unipol Assicurazioni SpA	47,261	1,231,386
		6,167,427
TOTAL FINANCIALS		40,320,910
Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	11,206	652,861
Industrials - 0.2%
Aerospace & Defense - 0.1%
Leonardo SpA	41,689	2,603,302
Electrical Equipment - 0.1%
Prysmian SpA	30,965	4,710,062
Machinery - 0.0%
Interpump Group SpA	8,289	348,082
Passenger Airlines - 0.0%
Ryanair Holdings PLC	54,887	1,440,080
TOTAL INDUSTRIALS		9,101,526
Utilities - 0.4%
Electric Utilities - 0.3%
Enel SpA	807,881	9,432,572
Terna - Rete Elettrica Nazionale	147,015	1,768,578
		11,201,150
Gas Utilities - 0.1%
Italgas SpA	64,029	773,269
Snam SpA	213,934	1,688,789
		2,462,058
Multi-Utilities - 0.0%
A2A SpA	167,865	477,761
Hera SpA	83,461	393,579
		871,340
TOTAL UTILITIES		14,534,548
TOTAL ITALY		80,629,979
JAPAN - 16.0%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.1%
Internet Initiative Japan Inc	14,400	253,384
NTT Inc	3,123,800	3,042,774
		3,296,158
Entertainment - 0.2%
Capcom Co Ltd	35,900	757,979
Konami Group Corp	10,800	1,296,791
Nexon Co Ltd	41,900	707,376
Nintendo Co Ltd	122,200	5,977,889
Square Enix Holdings Co Ltd	28,600	450,200
Toho Co Ltd/Tokyo	65,300	601,976
		9,792,211
Interactive Media & Services - 0.0%
LY Corp	257,200	676,494
Media - 0.0%
CyberAgent Inc	43,300	346,769
Dentsu Group Inc (b)	22,700	430,978
Hakuhodo DY Holdings Inc	30,100	202,108
Kadokawa Corp	12,900	293,947
		1,273,802
Wireless Telecommunication Services - 0.6%
KDDI Corp	293,400	4,801,356
SoftBank Corp	3,006,700	4,231,838
SoftBank Group Corp	406,300	13,878,731
		22,911,925
TOTAL COMMUNICATION SERVICES		37,950,590
Consumer Discretionary - 2.4%
Automobile Components - 0.4%
Aisin Corp	59,000	935,588
Bridgestone Corp	122,800	2,551,914
Denso Corp	204,000	2,437,403
GS Yuasa Corp	10,300	416,488
JTEKT Corp	24,400	298,006
Koito Manufacturing Co Ltd	22,300	361,804
NHK Spring Co Ltd	19,100	348,978
Nifco Inc/Japan	8,800	259,311
Niterra Co Ltd	17,300	935,161
Stanley Electric Co Ltd	10,500	204,927
Sumitomo Electric Industries Ltd	83,000	5,464,244
Sumitomo Rubber Industries Ltd	19,000	246,409
Toyo Tire Corp	13,100	321,187
Yokohama Rubber Co Ltd/The	15,500	630,877
		15,412,297
Automobiles - 0.8%
Honda Motor Co Ltd	425,300	3,451,072
Isuzu Motors Ltd	56,500	778,486
Mazda Motor Corp	61,700	397,158
Nissan Motor Co Ltd (b)	252,100	576,809
Subaru Corp	59,400	884,776
Suzuki Motor Corp	205,600	2,299,315
Toyota Motor Corp	1,239,100	23,785,043
Yamaha Motor Co Ltd	107,400	754,375
		32,927,034
Broadline Retail - 0.1%
Isetan Mitsukoshi Holdings Ltd	36,800	699,313
J Front Retailing Co Ltd	28,800	419,130
Pan Pacific International Holdings Corp	279,250	1,579,453
Rakuten Group Inc (b)	159,900	778,524
Ryohin Keikaku Co Ltd	58,700	1,359,657
Takashimaya Co Ltd	31,400	373,328
		5,209,405
Hotels, Restaurants & Leisure - 0.1%
Food & Life Cos Ltd	12,200	709,687
McDonald's Holdings Co Japan Ltd	8,900	462,998
Oriental Land Co Ltd/Japan	126,200	1,755,819
Skylark Holdings Co Ltd	23,600	454,803
Zensho Holdings Co Ltd	9,900	545,639
		3,928,946
Household Durables - 0.5%
Casio Computer Co Ltd	21,500	218,137
Haseko Corp	20,600	355,742
Iida Group Holdings Co Ltd	18,200	257,427
Nikon Corp	33,300	368,418
Open House Group Co Ltd	6,100	359,007
Panasonic Holdings Corp	256,800	5,253,052
Rinnai Corp	11,500	261,360
Sekisui House Ltd	69,600	1,515,469
Sony Group Corp	643,300	12,888,730
Sumitomo Forestry Co Ltd	65,300	590,125
		22,067,467
Leisure Products - 0.1%
Bandai Namco Holdings Inc	68,200	1,565,552
Sankyo Co Ltd	21,100	249,614
Sega Sammy Holdings Inc	15,600	226,162
Shimano Inc	8,300	870,794
Yamaha Corp	46,600	332,561
		3,244,683
Specialty Retail - 0.3%
Fast Retailing Co Ltd	22,000	10,356,398
Nitori Holdings Co Ltd	46,000	665,011
Sanrio Co Ltd	111,700	650,944
Shimamura Co Ltd	15,000	314,633
USS Co Ltd	43,700	471,978
Yamada Holdings Co Ltd	61,400	205,458
ZOZO Inc	43,100	289,264
		12,953,686
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	76,833	2,181,875
Goldwin Inc	13,200	184,734
		2,366,609
TOTAL CONSUMER DISCRETIONARY		98,110,127
Consumer Staples - 0.7%
Beverages - 0.1%
Asahi Group Holdings Ltd	158,800	1,563,486
Coca-Cola Bottlers Japan Holdings Inc	15,600	338,243
Kirin Holdings Co Ltd	85,000	1,340,370
Sapporo Holdings Ltd	40,500	454,342
Suntory Beverage & Food Ltd	13,000	374,639
		4,071,080
Consumer Staples Distribution & Retail - 0.2%
Aeon Co Ltd (f)	291,200	2,828,335
Cosmos Pharmaceutical Corp	4,800	186,564
Kobe Bussan Co Ltd	15,400	269,598
MatsukiyoCocokara & Co	40,400	591,686
Seven & i Holdings Co Ltd	250,800	2,991,779
Sugi Holdings Co Ltd	11,700	234,176
Sundrug Co Ltd	7,200	174,042
Tsuruha Holdings Inc	24,400	321,713
		7,597,893
Food Products - 0.2%
Ajinomoto Co Inc	94,100	3,024,415
Calbee Inc	10,900	206,591
Ezaki Glico Co Ltd	5,700	206,190
Kewpie Corp	12,100	321,060
Kikkoman Corp	101,600	923,069
MEIJI Holdings Co Ltd	27,900	662,204
NH Foods Ltd	10,200	420,261
Nichirei Corp	26,200	314,875
Nisshin Seifun Group Inc	25,600	326,994
Nissin Foods Holdings Co Ltd	24,300	435,046
Toyo Suisan Kaisha Ltd	10,600	728,034
Yakult Honsha Co Ltd	30,300	527,647
Yamazaki Baking Co Ltd	16,100	336,765
		8,433,151
Household Products - 0.0%
Lion Corp	30,300	296,403
Unicharm Corp	135,500	791,563
		1,087,966
Personal Care Products - 0.1%
Kao Corp	47,500	1,770,034
Kobayashi Pharmaceutical Co Ltd	5,700	211,176
Rohto Pharmaceutical Co Ltd	23,700	348,508
Shiseido Co Ltd	42,000	857,846
		3,187,564
Tobacco - 0.1%
Japan Tobacco Inc	115,100	4,288,020
TOTAL CONSUMER STAPLES		28,665,674
Energy - 0.2%
Energy Equipment & Services - 0.0%
Modec Inc	4,900	405,135
Oil, Gas & Consumable Fuels - 0.2%
Cosmo Energy Holdings Co Ltd	13,800	352,786
ENEOS Holdings Inc	283,200	2,378,451
Idemitsu Kosan Co Ltd	90,630	775,461
Inpex Corp	96,100	2,505,345
Iwatani Corp	22,800	280,293
		6,292,336
TOTAL ENERGY		6,697,471
Financials - 2.6%
Banks - 1.7%
77 Bank Ltd/The	23,700	456,248
Aozora Bank Ltd	14,200	229,110
Chiba Bank Ltd/The	74,300	1,025,579
Chugin Financial Group Inc	18,100	336,861
Daishi Hokuetsu Financial Group Inc	26,700	332,904
Fukuoka Financial Group Inc	20,100	820,547
Gunma Bank Ltd/The	37,600	514,840
Hachijuni Nagano Bank Ltd	48,100	651,676
Hirogin Holdings Inc	31,500	372,122
Hokuhoku Financial Group Inc	12,600	480,349
Iyogin Holdings Inc	30,800	593,559
Japan Post Bank Co Ltd	187,061	3,210,020
Kyoto Financial Group Inc	31,700	876,224
Kyushu Financial Group Inc	44,000	359,328
Mebuki Financial Group Inc	99,700	827,743
Mitsubishi UFJ Financial Group Inc	1,241,300	22,297,274
Mizuho Financial Group Inc	260,410	11,198,337
Nishi-Nippon Financial Holdings Inc	15,100	379,148
Rakuten Bank Ltd (b)	9,200	371,725
Resona Holdings Inc	241,400	3,019,352
Shizuoka Financial Group Inc	50,600	888,314
Sumitomo Mitsui Financial Group Inc	403,500	14,247,203
Sumitomo Mitsui Trust Group Inc	73,800	2,467,380
Yamaguchi Financial Group Inc	21,500	369,434
Yokohama Financial Group Inc	119,900	1,138,164
		67,463,441
Capital Markets - 0.2%
Daiwa Securities Group Inc	146,100	1,375,220
Japan Exchange Group Inc	107,900	1,285,275
Nomura Holdings Inc	307,700	2,464,626
SBI Holdings Inc	56,700	1,144,094
		6,269,215
Consumer Finance - 0.0%
Credit Saison Co Ltd	15,300	423,792
Marui Group Co Ltd	19,600	375,206
		798,998
Financial Services - 0.1%
GMO Payment Gateway Inc	4,700	236,068
Mitsubishi HC Capital Inc	102,100	927,386
ORIX Corp	121,700	4,095,996
Sony Financial Group Inc	589,100	528,521
Tokyo Century Corp	18,700	256,879
Zenkoku Hosho Co Ltd	9,900	199,309
		6,244,159
Insurance - 0.6%
Daiichi Life Group Inc	387,200	3,545,082
Japan Post Holdings Co Ltd	180,400	2,092,110
Japan Post Insurance Co Ltd	56,900	554,810
MS&AD Insurance Group Holdings Inc	126,500	3,252,832
Sompo Holdings Inc	97,700	3,635,946
T&D Holdings Inc	52,900	1,281,662
Tokio Marine Holdings Inc	202,300	9,264,687
		23,627,129
TOTAL FINANCIALS		104,402,942
Health Care - 0.9%
Health Care Equipment & Supplies - 0.3%
Asahi Intecc Co Ltd	24,300	511,335
Hoya Corp	35,400	6,610,731
Olympus Corp	116,600	1,146,821
Sysmex Corp	50,900	449,469
Terumo Corp	154,900	1,970,951
		10,689,307
Health Care Providers & Services - 0.0%
Alfresa Holdings Corp	18,400	277,779
Medipal Holdings Corp	20,700	369,854
Suzuken Co Ltd/Aichi Japan	6,500	230,075
		877,708
Health Care Technology - 0.0%
M3 Inc	44,130	425,080
Pharmaceuticals - 0.6%
Astellas Pharma Inc	189,300	2,682,711
Chugai Pharmaceutical Co Ltd	66,700	3,557,071
Daiichi Sankyo Co Ltd	198,100	3,217,954
Eisai Co Ltd	30,700	918,926
Kyowa Kirin Co Ltd	24,400	367,608
Nippon Shinyaku Co Ltd	6,300	193,162
Ono Pharmaceutical Co Ltd	49,600	733,592
Otsuka Holdings Co Ltd	54,000	3,935,640
Santen Pharmaceutical Co Ltd	33,300	343,172
Shionogi & Co Ltd	83,800	1,693,008
Takeda Pharmaceutical Co Ltd	166,377	5,562,449
		23,205,293
TOTAL HEALTH CARE		35,197,388
Industrials - 4.3%
Air Freight & Logistics - 0.0%
NIPPON EXPRESS HOLDINGS INC	23,200	609,330
Sankyu Inc	5,200	279,434
SG Holdings Co Ltd	50,100	468,890
Yamato Holdings Co Ltd	29,700	336,482
		1,694,136
Building Products - 0.2%
AGC Inc	23,000	824,870
Daikin Industries Ltd	30,700	4,337,763
Lixil Corp	30,900	319,073
Nichias Corp	17,900	355,157
Nitto Boseki Co Ltd	3,600	661,432
Sanwa Holdings Corp	23,500	537,507
Takasago Thermal Engineering Co Ltd	12,200	351,858
TOTO Ltd	15,900	558,539
		7,946,199
Commercial Services & Supplies - 0.1%
ALSOK Co Ltd	37,100	280,619
Dai Nippon Printing Co Ltd	45,700	865,610
Kokuyo Co Ltd	39,000	194,259
Secom Co Ltd	42,900	1,561,978
TOPPAN Holdings Inc	28,200	838,204
		3,740,670
Construction & Engineering - 0.2%
COMSYS Holdings Corp	11,700	421,335
EXEO Group Inc	20,800	381,883
INFRONEER Holdings Inc	23,200	315,838
JGC Holdings Corp	25,000	379,861
Kajima Corp	47,000	1,836,951
Kandenko Co Ltd	12,700	553,993
Kinden Corp	12,200	653,688
Kraftia Corp	5,500	339,223
Obayashi Corp	67,300	1,582,269
Penta-Ocean Construction Co Ltd	29,500	330,525
Shimizu Corp	57,000	1,101,246
Taisei Corp	17,100	1,854,339
		9,751,151
Electrical Equipment - 0.5%
Fuji Electric Co Ltd	15,600	1,311,099
Fujikura Ltd	172,700	6,663,284
Furukawa Electric Co Ltd	7,400	2,009,743
Mabuchi Motor Co Ltd	22,000	207,052
Mitsubishi Electric Corp	220,900	8,864,937
NIDEC CORP	109,700	1,689,793
		20,745,908
Ground Transportation - 0.3%
Central Japan Railway Co	101,300	2,430,235
East Japan Railway Co	118,600	2,588,910
Hankyu Hanshin Holdings Inc	25,200	730,526
Keikyu Corp	26,700	261,779
Keio Corp	57,500	271,079
Keisei Electric Railway Co Ltd	49,900	356,386
Kintetsu Group Holdings Co Ltd	20,200	431,327
Kyushu Railway Co	16,000	367,264
Nagoya Railroad Co Ltd	19,800	223,623
Nankai Electric Railway Co Ltd	11,500	218,030
Nikkon Holdings Co Ltd	12,200	394,197
Odakyu Electric Railway Co Ltd	36,900	369,406
Seibu Holdings Inc	26,200	616,551
Seino Holdings Co Ltd	13,300	203,857
Tobu Railway Co Ltd	20,200	360,733
Tokyo Metro Co Ltd	27,800	279,972
Tokyu Corp	60,100	639,134
West Japan Railway Co	47,800	865,256
		11,608,265
Industrial Conglomerates - 0.4%
Hikari Tsushin Inc	2,400	582,807
Hitachi Ltd	479,200	15,237,769
Keihan Holdings Co Ltd	10,300	213,513
Sekisui Chemical Co Ltd	41,900	642,070
		16,676,159
Machinery - 1.0%
Amada Co Ltd	34,100	576,616
Daifuku Co Ltd	39,800	1,740,122
DMG Mori Co Ltd	13,700	255,292
Ebara Corp	44,000	1,505,148
FANUC Corp	96,600	4,267,123
Hitachi Construction Machinery Co Ltd	12,200	427,040
Hoshizaki Corp	11,400	370,666
IHI Corp	113,200	2,067,662
Japan Steel Works Ltd/The	7,700	470,552
Kawasaki Heavy Industries Ltd	87,800	1,805,029
Komatsu Ltd	97,300	4,166,192
Kubota Corp	104,800	1,710,802
Kurita Water Industries Ltd	11,300	610,734
Makita Corp	29,400	1,091,710
MINEBEA MITSUMI Inc	42,300	845,707
MISUMI Group Inc	30,200	695,160
Mitsubishi Heavy Industries Ltd	352,900	10,532,618
Mitsui E&S Co Ltd	10,600	382,281
Miura Co Ltd	11,700	242,308
Nabtesco Corp	12,200	403,493
NGK Corp	25,900	820,008
NSK Ltd	48,000	389,873
SMC Corp	6,200	3,048,800
Sumitomo Heavy Industries Ltd	12,700	429,687
THK Co Ltd	11,500	431,125
Yaskawa Electric Corp	28,000	992,881
		40,278,629
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd	67,000	1,092,328
Mitsui OSK Lines Ltd	38,000	1,435,418
Nippon Yusen KK	45,400	1,631,617
		4,159,363
Passenger Airlines - 0.0%
ANA Holdings Inc	16,400	272,539
Japan Airlines Co Ltd	14,700	231,170
		503,709
Professional Services - 0.2%
BayCurrent Inc	14,200	457,298
Persol Holdings Co Ltd	186,300	277,292
Recruit Holdings Co Ltd	163,600	7,578,764
		8,313,354
Trading Companies & Distributors - 1.3%
ITOCHU Corp	737,900	9,144,876
Marubeni Corp	173,800	6,764,487
Mitsubishi Corp	421,400	13,496,030
Mitsui & Co Ltd	304,000	11,413,965
MonotaRO Co Ltd	25,400	302,023
Nagase & Co Ltd	42,900	322,672
Sojitz Corp	22,200	831,495
Sumitomo Corp	126,800	4,714,704
Toyota Tsusho Corp	74,500	2,924,557
		49,914,809
Transportation Infrastructure - 0.0%
Japan Airport Terminal Co Ltd	9,700	311,721
Kamigumi Co Ltd	9,700	320,589
Mitsubishi Logistics Corp	33,900	303,642
		935,952
TOTAL INDUSTRIALS		176,268,304
Information Technology - 2.4%
Electronic Equipment, Instruments & Components - 0.8%
Alps Alpine Co Ltd	16,300	244,600
Azbil Corp	48,400	430,748
Dexerials Corp	18,100	282,484
Hamamatsu Photonics KK	29,800	384,135
Hirose Electric Co Ltd	3,200	444,863
Horiba Ltd	4,400	612,643
Ibiden Co Ltd	29,500	2,523,140
Jeol Ltd	5,300	213,200
Keyence Corp	20,900	9,586,118
Kyocera Corp	146,700	2,549,058
Meiko Electronics Co Ltd	2,200	444,196
Murata Manufacturing Co Ltd	193,000	6,400,701
Omron Corp	20,500	736,357
Shimadzu Corp	28,400	660,172
Taiyo Yuden Co Ltd	13,800	565,793
TDK Corp	203,280	3,716,854
Yokogawa Electric Corp	25,400	884,371
		30,679,433
IT Services - 0.3%
BIPROGY Inc	8,000	230,078
Fujitsu Ltd	182,000	3,652,986
NEC Corp	142,700	3,795,822
Nomura Research Institute Ltd	45,600	1,230,733
Obic Co Ltd	34,400	914,117
Otsuka Corp	23,500	435,926
TIS Inc	21,700	472,952
		10,732,614
Semiconductors & Semiconductor Equipment - 1.2%
Advantest Corp	76,600	14,302,642
Disco Corp	9,900	4,710,247
Kioxia Holdings Corp (b)	19,400	4,693,998
Kokusai Electric Corp	17,100	719,659
Lasertec Corp	8,400	2,321,579
Renesas Electronics Corp	195,600	3,955,550
Rohm Co Ltd	36,100	781,022
SCREEN Holdings Co Ltd	19,900	1,319,391
Socionext Inc	18,900	229,999
SUMCO Corp	37,200	593,513
Tokyo Electron Ltd	49,300	14,527,864
Tokyo Seimitsu Co Ltd	4,300	475,131
Ulvac Inc	4,800	302,268
		48,932,863
Software - 0.0%
Oracle Corp Japan	3,500	194,757
Trend Micro Inc/Japan	13,300	462,946
		657,703
Technology Hardware, Storage & Peripherals - 0.1%
Brother Industries Ltd	26,600	505,140
Canon Inc	94,900	2,441,451
FUJIFILM Holdings Corp	130,100	2,394,314
Konica Minolta Inc	51,000	162,177
Ricoh Co Ltd	60,900	513,578
Seiko Epson Corp	32,400	435,804
		6,452,464
TOTAL INFORMATION TECHNOLOGY		97,455,077
Materials - 0.9%
Chemicals - 0.7%
ADEKA Corp	10,900	272,997
Air Water Inc	23,900	339,024
Asahi Kasei Corp	143,100	1,408,083
Daicel Corp	25,200	197,589
DIC Corp	8,400	192,311
Kaneka Corp	7,000	218,938
Kansai Paint Co Ltd	15,600	234,117
Kuraray Co Ltd	31,800	333,982
Mitsubishi Chemical Group Corp	144,300	845,951
Mitsubishi Gas Chemical Co Inc	20,200	568,726
Mitsui Chemicals Inc	38,600	470,884
Nippon Paint Holdings Co Ltd	112,800	711,433
Nippon Sanso Holdings Corp	22,400	789,723
Nissan Chemical Corp	14,400	622,649
Nitto Denko Corp	71,100	1,352,341
NOF Corp	24,600	502,406
Resonac Holdings Corp	19,300	1,766,223
Shin-Etsu Chemical Co Ltd	207,600	9,558,361
Sumitomo Chemical Co Ltd	174,900	570,714
Teijin Ltd	19,000	191,345
Tokyo Ohka Kogyo Co Ltd	12,600	740,752
Toray Industries Inc	157,700	1,132,247
Tosoh Corp	34,400	530,095
Zeon Corp	19,700	229,622
		23,780,513
Construction Materials - 0.0%
Taiheiyo Cement Corp	11,600	263,364
Containers & Packaging - 0.0%
Toyo Seikan Group Holdings Ltd	12,200	253,036
Metals & Mining - 0.2%
Dowa Holdings Co Ltd	6,200	377,280
JFE Holdings Inc	67,500	741,308
JX Advanced Metals Corp	56,300	1,746,671
Kobe Steel Ltd	42,100	518,841
Maruichi Steel Tube Ltd	22,600	209,876
Mitsubishi Materials Corp	13,600	448,157
Mitsui Kinzoku Co Ltd	6,000	1,648,552
Nippon Steel Corp	562,200	2,069,740
Sumitomo Metal Mining Co Ltd	28,600	1,758,412
Yamato Kogyo Co Ltd	4,500	343,493
		9,862,330
Paper & Forest Products - 0.0%
Oji Holdings Corp	93,100	489,463
TOTAL MATERIALS		34,648,706
Real Estate - 0.5%
Diversified REITs - 0.1%
Activia Properties Inc	214	192,452
Daiwa House REIT Investment Corp	472	379,603
KDX Realty Investment Corp	416	434,516
Nomura Real Estate Master Fund Inc	445	460,148
Sekisui House Reit Inc	440	239,374
United Urban Investment Corp	329	372,245
		2,078,338
Hotel & Resort REITs - 0.0%
Invincible Investment Corp	795	312,791
Japan Hotel REIT Investment Corp	608	303,844
		616,635
Industrial REITs - 0.0%
GLP J-REIT	494	428,121
Industrial & Infrastructure Fund Investment Corp	257	240,548
LaSalle Logiport REIT	182	177,903
Mitsui Fudosan Logistics Park Inc	334	239,706
		1,086,278
Office REITs - 0.0%
Japan Prime Realty Investment Corp	418	264,616
Japan Real Estate Investment Corp	756	578,631
Nippon Building Fund Inc	928	779,308
Orix JREIT Inc	566	359,718
		1,982,273
Real Estate Management & Development - 0.4%
Daito Trust Construction Co Ltd	32,400	728,774
Daiwa House Industry Co Ltd (f)	63,400	1,934,395
Hulic Co Ltd	71,200	803,028
Mitsubishi Estate Co Ltd	127,300	3,627,826
Mitsui Fudosan Co Ltd	291,000	3,187,041
Nomura Real Estate Holdings Inc	56,900	371,230
Sumitomo Realty & Development Co Ltd	97,900	3,034,862
Tokyo Tatemono Co Ltd	22,100	508,538
Tokyu Fudosan Holdings Corp	62,600	532,985
		14,728,679
Residential REITs - 0.0%
Advance Residence Investment Corp	291	300,814
Mitsui Fudosan Accommodations Fund Inc	257	214,693
		515,507
Retail REITs - 0.0%
Japan Metropolitan Fund Invest	761	564,581
TOTAL REAL ESTATE		21,572,291
Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	79,300	1,363,871
Chugoku Electric Power Co Inc/The	32,400	185,851
Kansai Electric Power Co Inc/The	107,300	1,718,963
Kyushu Electric Power Co Inc	50,100	541,678
Tohoku Electric Power Co Inc	51,600	360,414
Tokyo Electric Power Co Holdings Inc (b)	80,600	306,856
		4,477,633
Gas Utilities - 0.1%
Osaka Gas Co Ltd	41,600	1,494,831
Toho Gas Co Ltd	38,200	286,831
Tokyo Gas Co Ltd	33,400	1,418,494
		3,200,156
Independent Power and Renewable Electricity Producers - 0.0%
Electric Power Development Co Ltd	18,000	440,513
TOTAL UTILITIES		8,118,302
TOTAL JAPAN		649,086,872
KOREA (SOUTH) - 6.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	21,849	235,785
Entertainment - 0.0%
HYBE Co Ltd	2,389	430,817
JYP Entertainment Corp	2,717	117,303
Krafton Inc	3,031	548,461
NC Corp	1,481	275,193
Pearl Abyss Corp (b)	3,510	140,849
		1,512,623
Interactive Media & Services - 0.1%
Kakao Corp	32,015	1,037,277
NAVER Corp	14,778	2,136,371
		3,173,648
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	11,113	724,768
TOTAL COMMUNICATION SERVICES		5,646,824
Consumer Discretionary - 0.3%
Automobile Components - 0.1%
Hankook Tire & Technology Co Ltd	7,639	309,375
HL Mando Co Ltd (b)	3,276	128,423
Hyundai Mobis Co Ltd	6,171	1,796,227
		2,234,025
Automobiles - 0.2%
Hyundai Motor Co	14,042	5,122,331
Kia Corp	25,328	2,629,144
		7,751,475
Broadline Retail - 0.0%
Shinsegae Inc	645	179,403
Hotels, Restaurants & Leisure - 0.0%
Hanjin Kal Corp	2,871	221,589
Kangwon Land Inc	12,302	144,102
		365,691
Household Durables - 0.0%
Coway Co Ltd	5,438	318,185
LG Electronics Inc	10,934	1,059,847
		1,378,032
Textiles, Apparel & Luxury Goods - 0.0%
Youngone Corp	2,042	115,231
TOTAL CONSUMER DISCRETIONARY		12,023,857
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
E-MART Inc	1,862	135,715
Food Products - 0.0%
CJ CheilJedang Corp	824	138,692
Orion Corp/Republic of Korea	2,286	223,497
Samyang Foods Co Ltd	449	410,277
		772,466
Personal Care Products - 0.0%
Amorepacific Corp	2,431	224,312
APR Corp/Korea	2,565	741,252
Cosmax Inc	842	121,291
LG H&H Co Ltd	887	153,864
		1,240,719
Tobacco - 0.1%
KT&G Corp	10,261	1,245,026
TOTAL CONSUMER STAPLES		3,393,926
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	4,733	1,011,341
S-Oil Corp	4,264	390,566
SK Innovation Co Ltd (b)	7,520	751,356
TOTAL ENERGY		2,153,263
Financials - 0.5%
Banks - 0.3%
BNK Financial Group Inc	29,855	381,509
Hana Financial Group Inc	29,131	2,547,193
iM Financial Group Co Ltd	14,338	186,741
Industrial Bank of Korea	27,191	419,483
JB Financial Group Co Ltd	11,145	207,561
KakaoBank Corp	36,794	612,144
KB Financial Group Inc	36,281	3,998,461
Shinhan Financial Group Co Ltd	48,263	3,298,518
Woori Financial Group Inc	70,703	1,622,671
		13,274,281
Capital Markets - 0.1%
KIWOOM Securities Co Ltd	1,456	399,527
Korea Investment Holdings Co Ltd	4,294	710,134
Mirae Asset Securities Co Ltd	20,971	937,469
NH Investment & Securities Co Ltd	15,318	353,481
Samsung Securities Co Ltd	6,462	476,538
		2,877,149
Financial Services - 0.0%
Meritz Financial Group Inc (b)	7,787	593,105
Insurance - 0.1%
DB Insurance Co Ltd	4,439	508,372
Hyundai Marine & Fire Insurance Co Ltd (b)	5,916	122,712
Samsung Fire & Marine Insurance Co Ltd	3,468	1,089,959
Samsung Life Insurance Co Ltd	11,097	1,899,485
		3,620,528
TOTAL FINANCIALS		20,365,063
Health Care - 0.2%
Biotechnology - 0.2%
ABLBio Inc (b)	4,162	389,658
Alteogen Inc	4,480	1,138,528
Celltrion Inc	16,443	2,254,125
PharmaResearch Co Ltd	628	134,723
Samsung Episholdings Co Ltd	674	250,548
		4,167,582
Health Care Equipment & Supplies - 0.0%
HLB Inc (b)	12,630	526,433
Life Sciences Tools & Services - 0.0%
LigaChem Biosciences Inc (b)	2,592	328,273
Peptron Inc (b)	2,277	409,117
Samsung Biologics Co Ltd (b)(c)(d)	1,259	1,263,330
		2,000,720
Pharmaceuticals - 0.0%
Celltrion Pharm Inc	1,973	75,968
Hanall Biopharma Co Ltd (b)	3,489	113,899
Hanmi Pharm Co Ltd	652	205,463
Sam Chun Dang Pharm Co Ltd	1,547	445,171
SK Biopharmaceuticals Co Ltd (b)	2,895	198,948
Yuhan Corp	6,210	389,872
		1,429,321
TOTAL HEALTH CARE		8,124,056
Industrials - 1.1%
Aerospace & Defense - 0.1%
Hanwha Aerospace Co Ltd	3,452	3,337,103
Hanwha Systems Co Ltd	7,802	627,198
Korea Aerospace Industries Ltd	7,585	874,568
LIG Defense&Aerospace Co Ltd	1,410	909,304
		5,748,173
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	4,673	726,160
Construction & Engineering - 0.1%
Daewoo Engineering & Construction Co Ltd (b)	20,565	496,020
DL E&C Co Ltd	2,955	200,468
GS Engineering & Construction Corp	6,658	173,930
Hyundai Engineering & Construction Co Ltd	7,611	848,331
KEPCO Engineering & Construction Co Inc	1,938	251,745
Samsung E&A Co Ltd	16,697	608,597
		2,579,091
Electrical Equipment - 0.4%
Doosan Enerbility Co Ltd (b)	46,895	4,113,263
Ecopro BM Co Ltd	5,539	784,935
Ecopro Co Ltd	11,075	1,166,618
HD Hyundai Electric Co Ltd	2,375	2,055,417
Hyosung Heavy Industries Corp	546	1,480,262
L&F Co Ltd (b)	3,257	437,837
LG Energy Solution Ltd (b)	4,403	1,391,122
LS Corp	1,784	558,589
LS Electric Co Ltd	8,001	1,546,423
POSCO Future M Co Ltd	3,764	650,997
Taihan Cable & Solution Co Ltd (b)	11,515	445,646
		14,631,109
Industrial Conglomerates - 0.3%
CJ Corp	1,343	205,822
Doosan Co Ltd	718	797,788
GS Holdings Corp	4,572	255,560
Hanwha Corp	2,864	262,029
LG Corp	9,251	628,346
Samsung C&T Corp	9,253	1,902,564
SK Inc	3,805	1,114,728
SK Square Co Ltd (b)	9,258	5,422,751
		10,589,588
Machinery - 0.2%
Doosan Bobcat Inc	5,089	251,903
Hanwha Ocean Co Ltd (b)	13,791	1,241,832
HD Construction Equipment Co Ltd	3,168	400,566
HD Hyundai Heavy Industries Co Ltd	3,405	1,595,874
HD Korea Shipbuilding & Offshore Engineering Co Ltd	4,816	1,517,703
Hyundai Elevator Co Ltd	2,099	141,760
Hyundai Rotem Co Ltd	7,538	1,388,273
Rainbow Robotics (b)	768	351,988
Samsung Heavy Industries Co Ltd (b)	75,517	1,674,060
		8,563,959
Marine Transportation - 0.0%
HMM Co Ltd	32,168	451,274
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	19,708	331,981
Trading Companies & Distributors - 0.0%
Posco International Corp	4,736	281,279
TOTAL INDUSTRIALS		43,902,614
Information Technology - 3.5%
Electronic Equipment, Instruments & Components - 0.2%
Hanwha Vision Co Ltd (b)	3,511	209,285
IsuPetasys Co Ltd	5,637	588,963
LG Display Co Ltd (b)	32,509	273,175
LG Innotek Co Ltd	1,454	572,099
Samsung Electro-Mechanics Co Ltd	5,782	3,338,340
Samsung SDI Co Ltd (b)	6,406	3,053,401
		8,035,263
IT Services - 0.0%
Samsung SDS Co Ltd	4,064	462,958
Semiconductors & Semiconductor Equipment - 1.3%
DB HiTek Co Ltd	3,073	334,884
Eo Technics Co Ltd	898	291,796
Hanmi Semiconductor Co Ltd	4,487	1,144,076
HPSP Co Ltd	5,113	186,351
LEENO Industrial Inc	4,400	361,606
SK Hynix Inc	57,108	51,254,030
WONIK IPS Co Ltd	3,339	271,564
		53,844,307
Technology Hardware, Storage & Peripherals - 2.0%
Samsung Electronics Co Ltd	519,991	78,806,881
TOTAL INFORMATION TECHNOLOGY		141,149,409
Materials - 0.2%
Chemicals - 0.1%
Dongjin Semichem Co Ltd	3,482	135,996
Hansol Chemical Co Ltd	957	188,460
Hanwha Solutions Corp (b)	10,994	383,744
KCC Corp	395	150,777
Kumho Petrochemical Co Ltd	1,504	150,594
LG Chem Ltd	4,487	1,223,074
OCI Holdings Co Ltd	1,497	379,941
SKC Co Ltd (b)	2,120	172,068
SKC Co Ltd rights 5/15/2026 (b)	673	21,770
		2,806,424
Metals & Mining - 0.1%
Hyundai Steel Co	8,590	251,308
Korea Zinc Co Ltd	1,267	1,366,829
POSCO Holdings Inc	7,876	2,500,044
		4,118,181
TOTAL MATERIALS		6,924,605
Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	27,032	815,128
TOTAL KOREA (SOUTH)		244,498,745
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	252,953	468,888
Financials - 0.2%
Banks - 0.2%
Al Ahli Bank of Kuwait KSCP	175,900	159,597
Boubyan Bank KSCP	194,704	429,932
Gulf Bank KSCP	262,943	289,879
Kuwait Finance House KSCP	1,382,845	3,552,676
National Bank of Kuwait SAKP	961,819	2,689,965
Warba Bank KSCP	277,286	262,407
		7,384,456
Capital Markets - 0.0%
Boursa Kuwait Securities Co KPSC	12,133	111,268
TOTAL FINANCIALS		7,495,724
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Agility Global PLC	456,301	186,342
Industrial Conglomerates - 0.0%
National Industries Group Holding SAK	229,507	193,308
TOTAL INDUSTRIALS		379,650
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	70,538	230,539
TOTAL KUWAIT		8,574,801
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
SES SA Series A depository receipt	33,901	279,709
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	12,274	850,206
Materials - 0.1%
Metals & Mining - 0.1%
APERAM SA	4,369	232,694
ArcelorMittal SA	44,597	2,577,284
TOTAL MATERIALS		2,809,978
TOTAL LUXEMBOURG		3,939,893
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Galaxy Entertainment Group Ltd	216,000	921,535
Sands China Ltd	233,600	490,129

TOTAL MACAU		1,411,664
MALAYSIA - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	257,821	486,366
TIME dotCom Bhd	128,200	195,117
		681,483
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	423,960	251,148
CELCOMDIGI BHD	348,500	263,512
Maxis Bhd	257,600	226,809
		741,469
TOTAL COMMUNICATION SERVICES		1,422,952
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	224,400	145,556
Specialty Retail - 0.0%
MR DIY Group M Bhd (c)(d)	506,500	213,402
Petronas Dagangan Bhd	36,400	185,465
		398,867
TOTAL CONSUMER DISCRETIONARY		544,423
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
99 Speed Mart Retail Holdings Bhd (b)	148,700	129,463
Food Products - 0.1%
IOI Corp Bhd	334,900	367,341
Kuala Lumpur Kepong Bhd	61,403	330,830
Nestle Malaysia Bhd	6,400	174,962
PPB Group Bhd	71,340	208,668
QL Resources Bhd	171,200	165,180
SD Guthrie Bhd	392,616	618,059
United Plantations BHD	33,800	270,295
		2,135,335
TOTAL CONSUMER STAPLES		2,264,798
Energy - 0.0%
Energy Equipment & Services - 0.0%
Dialog Group Bhd	505,000	289,084
Yinson Holdings BHD	249,500	134,799
TOTAL ENERGY		423,883
Financials - 0.3%
Banks - 0.3%
Alliance Bank Malaysia Bhd	127,500	149,854
AMMB Holdings Bhd	302,900	469,530
CIMB Group Holdings Bhd	883,243	1,706,373
Hong Leong Bank Bhd	80,700	456,109
Hong Leong Financial Group Bhd	26,300	124,920
Malayan Banking Bhd	798,298	2,230,194
Public Bank Bhd	1,589,300	1,874,789
RHB Bank Bhd	207,696	426,037
		7,437,806
Capital Markets - 0.0%
Bursa Malaysia Bhd	58,700	126,441
TOTAL FINANCIALS		7,564,247
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	325,800	724,036
Kpj Healthcare Bhd	266,600	223,821
TOTAL HEALTH CARE		947,857
Industrials - 0.0%
Construction & Engineering - 0.0%
Gamuda Bhd	626,575	699,442
IJM Corp Bhd	308,200	187,716
		887,158
Industrial Conglomerates - 0.0%
Sime Darby Bhd	362,600	197,702
Sunway Bhd	302,400	409,675
		607,377
Marine Transportation - 0.0%
MISC Bhd	144,700	305,407
Transportation Infrastructure - 0.0%
Westports Holdings Bhd	119,178	172,481
TOTAL INDUSTRIALS		1,972,423
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Inari Amertron Bhd	339,400	169,782
Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	297,100	443,598
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	389,400	846,572
TOTAL MATERIALS		1,290,170
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
IOI Properties Group Bhd	193,400	202,480
Sime Darby Property Bhd	406,800	145,669
		348,149
Retail REITs - 0.0%
Sunway Real Estate Investment Trust	209,700	129,979
TOTAL REAL ESTATE		478,128
Utilities - 0.1%
Electric Utilities - 0.1%
Tenaga Nasional Bhd	300,000	1,099,915
Gas Utilities - 0.0%
Petronas Gas Bhd	100,200	449,475
Multi-Utilities - 0.0%
YTL Corp Bhd	557,100	287,027
YTL Corp Bhd warrants 6/2/2028 (b)	70,340	12,584
YTL Power International Bhd	289,600	279,118
YTL Power International Bhd warrants 6/2/2028 (b)	50,500	19,282
		598,011
TOTAL UTILITIES		2,147,401
TOTAL MALAYSIA		19,226,064
MEXICO - 0.6%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV Series B	1,888,700	2,509,473
Consumer Staples - 0.2%
Beverages - 0.2%
Arca Continental SAB de CV	52,000	624,738
Coca-Cola Femsa SAB de CV unit	55,620	563,444
Fomento Economico Mexicano SAB de CV unit	176,700	2,088,314
		3,276,496
Consumer Staples Distribution & Retail - 0.0%
Wal-Mart de Mexico SAB de CV Series V	506,400	1,596,442
Food Products - 0.0%
Gruma SAB de CV Series B	16,535	286,959
Grupo Bimbo SAB de CV	146,700	499,512
Sigma Foods SAB de CV	391,709	371,113
		1,157,584
Household Products - 0.0%
Kimberly-Clark de Mexico SAB de CV Series A	147,800	334,207
TOTAL CONSUMER STAPLES		6,364,729
Financials - 0.1%
Banks - 0.1%
Banco del Bajio SA (c)(d)	80,000	250,416
Grupo Financiero Banorte SAB de CV	252,900	2,746,090
Grupo Financiero Inbursa SAB de CV Series O	182,100	448,253
		3,444,759
Consumer Finance - 0.0%
Gentera SAB de CV	107,400	281,342
Insurance - 0.0%
Qualitas Controladora SAB de CV	20,700	206,437
TOTAL FINANCIALS		3,932,538
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1	57,700	438,683
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	28,700	380,887
Grupo Aeroportuario del Pacifico SAB de CV Series B	42,810	1,073,920
Grupo Aeroportuario del Sureste SAB de CV Series B	18,355	559,355
Promotora y Operadora de Infraestructura SAB de CV	17,940	284,066
		2,298,228
TOTAL INDUSTRIALS		2,736,911
Materials - 0.2%
Construction Materials - 0.0%
Cemex SAB de CV unit	1,583,580	1,944,517
Metals & Mining - 0.2%
Fresnillo PLC	19,362	852,320
Grupo Mexico SAB de CV Series B	325,800	3,566,017
Industrias Penoles SAB de CV (b)	19,585	987,406
		5,405,743
TOTAL MATERIALS		7,350,260
Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV (f)	283,200	486,199
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	111,894	511,990
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV	90,400	321,783
TOTAL REAL ESTATE		1,319,972
TOTAL MEXICO		24,213,883
NETHERLANDS - 2.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV	400,473	2,141,549
Entertainment - 0.1%
Universal Music Group NV	109,370	2,293,227
TOTAL COMMUNICATION SERVICES		4,434,776
Consumer Staples - 0.2%
Beverages - 0.1%
Heineken Holding NV Class A	11,758	833,507
Heineken NV	28,872	2,241,195
		3,074,702
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	93,254	4,380,091
TOTAL CONSUMER STAPLES		7,454,793
Financials - 0.5%
Banks - 0.3%
ABN AMRO Bank NV depository receipt (d)	59,407	2,063,104
ABN AMRO Bank NV rights (b)(e)	58,499	48,060
ING Groep NV	287,063	8,308,004
		10,419,168
Capital Markets - 0.0%
Euronext NV (c)	9,759	1,636,726
Financial Services - 0.1%
Adyen NV (b)(c)(d)	3,296	3,719,391
Insurance - 0.1%
ASR Nederland NV	16,409	1,243,324
NN Group NV	27,502	2,398,235
		3,641,559
TOTAL FINANCIALS		19,416,844
Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE (b)	6,473	5,076,308
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	81,875	2,159,682
TOTAL HEALTH CARE		7,235,990
Industrials - 0.0%
Professional Services - 0.0%
Wolters Kluwer NV	24,304	1,896,817
Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 1.6%
ASM International NV	4,847	4,725,019
ASML Holding NV	40,595	58,681,951
BE Semiconductor Industries NV	7,719	2,239,485
		65,646,455
Software - 0.0%
Nebius Group NV Class A (Russia) (b)(g)	15,310	0
TOTAL INFORMATION TECHNOLOGY		65,646,455
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	17,939	1,050,179
TOTAL NETHERLANDS		107,135,854
NEW ZEALAND - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Chorus Ltd (Australia) (b)	44,307	258,357
Spark New Zealand Ltd	195,068	239,558
TOTAL COMMUNICATION SERVICES		497,915
Consumer Staples - 0.0%
Food Products - 0.0%
a2 Milk Co Ltd/The (Australia) (b)	74,492	381,217
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	105,031	773,712
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Fisher & Paykel Healthcare Corp Ltd	61,366	1,322,455
Industrials - 0.0%
Building Products - 0.0%
Fletcher Building Ltd (b)	107,670	177,859
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	177,333	871,180
TOTAL INDUSTRIALS		1,049,039
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (b)	17,836	1,047,476
Utilities - 0.1%
Electric Utilities - 0.1%
Contact Energy Ltd	98,814	555,378
Mercury NZ Ltd	72,649	287,637
		843,015
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	136,323	457,670
TOTAL UTILITIES		1,300,685
TOTAL NEW ZEALAND		6,372,499
NORWAY - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	65,970	1,085,888
Interactive Media & Services - 0.0%
Vend Marketplaces ASA B Shares	18,341	504,418
TOTAL COMMUNICATION SERVICES		1,590,306
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (c)(d)	16,793	171,470
Consumer Staples - 0.1%
Food Products - 0.1%
Leroy Seafood Group ASA	29,614	145,246
Mowi ASA	46,955	1,041,000
Orkla ASA	79,346	978,047
Salmar ASA	7,766	468,574
TOTAL CONSUMER STAPLES		2,632,867
Energy - 0.2%
Energy Equipment & Services - 0.0%
DOF Group ASA A Shares	16,088	238,593
TGS ASA	20,312	329,957
		568,550
Oil, Gas & Consumable Fuels - 0.2%
Aker BP ASA	31,808	1,238,029
BLUENORD ASA	2,538	161,352
DNO ASA A Shares	87,108	186,444
Equinor ASA	88,299	3,593,527
Frontline PLC (Norway)	15,035	546,893
Var Energi ASA	96,147	487,029
		6,213,274
TOTAL ENERGY		6,781,824
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	88,257	2,673,040
SpareBank 1 SMN	12,889	287,699
SpareBank 1 Sor-Norge ASA	21,389	461,731
		3,422,470
Insurance - 0.0%
Gjensidige Forsikring ASA	20,121	563,797
Protector Forsikring ASA	6,108	307,618
Storebrand ASA A Shares	45,932	885,949
		1,757,364
TOTAL FINANCIALS		5,179,834
Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	45,992	1,538,908
Industrial Conglomerates - 0.0%
Aker ASA A Shares	2,455	284,593
Machinery - 0.0%
Kongsberg Maritime AS	45,285	296,794
TOMRA Systems ASA	22,330	225,958
		522,752
TOTAL INDUSTRIALS		2,346,253
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Kitron ASA	22,467	243,471
Semiconductors & Semiconductor Equipment - 0.0%
Nordic Semiconductor ASA (b)	18,603	379,502
TOTAL INFORMATION TECHNOLOGY		622,973
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	136,840	1,510,237
TOTAL NORWAY		20,835,764
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	7,091	2,298,690
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	16,634	542,102
TOTAL PERU		2,840,792
PHILIPPINES - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	9,045	184,962
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	64,310	168,057
Consumer Staples - 0.0%
Food Products - 0.0%
Universal Robina Corp	86,830	86,457
Financials - 0.1%
Banks - 0.1%
Bank of the Philippine Islands	218,966	322,092
BDO Unibank Inc	219,647	411,695
Metropolitan Bank & Trust Co	182,653	201,132
TOTAL FINANCIALS		934,919
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Ayala Corp	25,320	194,589
JG Summit Holdings Inc	310,700	138,386
SM Investments Corp	51,965	517,564
TOTAL INDUSTRIALS		850,539
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	590,700	145,682
SM Prime Holdings Inc	1,133,200	351,491
TOTAL REAL ESTATE		497,173
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	31,380	336,265
TOTAL PHILIPPINES		3,058,372
POLAND - 0.4%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	7,424	564,460
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (b)(c)(d)	81,939	672,389
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	135	814,886
TOTAL CONSUMER DISCRETIONARY		1,487,275
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (b)(c)(d)	51,285	453,597
Zabka Group SA (b)	43,303	276,318
TOTAL CONSUMER STAPLES		729,915
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ORLEN SA	60,723	2,226,689
Financials - 0.3%
Banks - 0.2%
Alior Bank SA	9,134	311,833
Bank Millennium SA (b)	62,735	308,933
Bank Polska Kasa Opieki SA	18,431	1,150,666
Erste Bank Polska SA	4,111	698,625
mBank SA (b)	1,361	428,598
Powszechna Kasa Oszczednosci Bank Polski SA	90,116	2,352,842
		5,251,497
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	59,779	1,048,870
TOTAL FINANCIALS		6,300,367
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	26,839	479,424
Construction & Engineering - 0.0%
Budimex SA	1,318	239,252
Professional Services - 0.0%
Benefit Systems SA (b)	296	326,639
TOTAL INDUSTRIALS		1,045,315
Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	5,223	262,317
Materials - 0.0%
Metals & Mining - 0.0%
Grupa Kety SA	1,059	323,414
KGHM Polska Miedz SA (b)	14,233	1,188,963
TOTAL MATERIALS		1,512,377
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (b)	87,793	257,944
Tauron Polska Energia SA (b)	99,351	259,451
TOTAL UTILITIES		517,395
TOTAL POLAND		14,646,110
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	29,306	703,721
Sonae SGPS SA	80,800	184,731
TOTAL CONSUMER STAPLES		888,452
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	43,781	1,025,616
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	930,759	992,978
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	314,407	1,713,285
Multi-Utilities - 0.0%
Redes Energeticas Naci Sgps SA	37,411	165,750
TOTAL UTILITIES		1,879,035
TOTAL PORTUGAL		4,786,081
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	99,231	373,377
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	60,000	236,144
Qatar Gas Transport Co Ltd	280,086	329,241
TOTAL ENERGY		565,385
Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	623,316	370,634
Commercial Bank PSQC/The	329,772	389,912
Doha Bank QPSC	217,532	161,312
Qatar International Islamic Bank QSC	121,621	377,790
Qatar Islamic Bank QPSC	176,632	1,077,935
Qatar National Bank QPSC	465,366	2,217,550
TOTAL FINANCIALS		4,595,133
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	198,647	651,973
Marine Transportation - 0.0%
Qatar Navigation QSC	99,819	282,651
TOTAL INDUSTRIALS		934,624
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	524,581	170,874
Utilities - 0.0%
Multi-Utilities - 0.0%
Nebras Energy	51,721	208,106
TOTAL QATAR		6,847,499
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	66,405	562,095
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC (b)(g)	3,049	0
VK IPJSC GDR (b)(d)(g)	3,849	1
TOTAL COMMUNICATION SERVICES		1
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(g)	2,304	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(g)	601,730	0
LUKOIL PJSC (b)(g)	21,149	0
Rosneft Oil Co PJSC (b)(g)	55,210	0
Surgutneftegas PAO (b)(g)	351,800	0
Tatneft PJSC (b)(g)	71,609	0
TOTAL ENERGY		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(g)	551,355	0
VTB Bank PJSC (b)(g)	30,582	0
		0
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (b)(g)	72,930	0
TKS Holding MKPAO JSC (b)(g)	3,930	0
		0
TOTAL FINANCIALS		0
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (b)(d)(g)	42	0
Metals & Mining - 0.0%
Alrosa PJSC (b)(g)	120,680	0
GMK Norilskiy Nickel PAO (b)(g)	249,900	0
GMK Norilskiy Nickel PAO ADR (United Kingdom) (b)(g)	6,705	0
Novolipetsk Steel PJSC (b)(g)	71,070	0
Polyus PJSC (b)(g)	17,490	0
Severstal PAO (b)(g)	7,553	0
Severstal PAO GDR (b)(d)(g)	2,375	0
United Co RUSAL International PJSC (Russia) (b)(g)	141,950	0
		0
TOTAL MATERIALS		0
Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (b)(g)	1,756,400	0
TOTAL RUSSIA		1
SAUDI ARABIA - 0.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Saudi Telecom Co	199,345	2,314,220
Media - 0.0%
Saudi Research & Media Group (b)	4,111	84,401
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	39,799	689,757
Mobile Telecommunications Co Saudi Arabia (b)	44,250	138,396
		828,153
TOTAL COMMUNICATION SERVICES		3,226,774
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jabal Omar Development Company (b)	59,055	249,100
Specialty Retail - 0.0%
Aldrees Petroleum and Transport Services Co	5,139	164,426
Jarir Marketing Co	60,908	244,412
		408,838
TOTAL CONSUMER DISCRETIONARY		657,938
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Nahdi Medical Co	3,906	109,353
Food Products - 0.0%
Almarai Co JSC	50,906	561,657
Saudia Dairy & Foodstuff Co	1,607	88,266
Savola Group/The (b)	14,627	105,456
		755,379
TOTAL CONSUMER STAPLES		864,732
Energy - 0.0%
Energy Equipment & Services - 0.0%
Ades Holding Co	35,826	187,225
Financials - 0.4%
Banks - 0.4%
Al Rajhi Bank	307,820	5,626,199
Alinma Bank	154,959	1,004,827
Bank Al-Jazira	64,734	202,979
Bank AlBilad	78,120	521,980
Banque Saudi Fransi	129,207	665,241
Riyad Bank	206,198	1,140,810
Saudi Awwal Bank	38,525	349,658
Saudi Investment Bank/The	63,468	224,224
Saudi National Bank/The	308,022	3,225,998
		12,961,916
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	4,923	173,791
Insurance - 0.0%
Al Rajhi Co for Co-operative Insurance (b)	4,937	146,379
Bupa Arabia for Cooperative Insurance Co	2,584	125,738
Co for Cooperative Insurance/The	7,497	260,261
Rasan Information Technology Co (b)	3,903	147,150
		679,528
TOTAL FINANCIALS		13,815,235
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Dallah Healthcare Co	4,555	150,963
Dr Sulaiman Al Habib Medical Services Group Co	10,703	691,750
Mouwasat Medical Services Co	9,099	164,973
TOTAL HEALTH CARE		1,007,686
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	3,492	153,069
Electrical Equipment - 0.0%
Electrical Industries Co	56,517	273,657
Riyadh Cables Group Co	5,816	205,316
		478,973
Industrial Conglomerates - 0.0%
Astra Industrial Group Co	3,852	144,816
Passenger Airlines - 0.0%
flynas Co SJSC (b)	6,320	85,771
TOTAL INDUSTRIALS		862,629
Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	2,487	147,210
Elm Co	2,745	428,895
TOTAL INFORMATION TECHNOLOGY		576,105
Materials - 0.2%
Chemicals - 0.1%
Advanced Petrochemical Co (b)	13,033	96,187
SABIC Agri-Nutrients Co	24,535	953,139
Sahara International Petrochemical Co	36,606	156,653
Saudi Aramco Base Oil Co	5,388	181,156
Saudi Basic Industries Corp	94,465	1,542,723
Saudi Industrial Investment Group	33,759	125,567
Saudi Kayan Petrochemical Co (b)	75,917	121,249
Yanbu National Petrochemical Co	28,358	277,796
		3,454,470
Metals & Mining - 0.1%
Saudi Arabian Mining Co (b)	142,575	2,493,780
TOTAL MATERIALS		5,948,250
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Arabian Centres Co (c)(d)	23,840	111,556
Dar Al Arkan Real Estate Development Co (b)	54,675	258,033
Makkah Construction & Development Co	10,065	215,362
Umm Al Qura for Development & Construction Co	48,814	210,848
TOTAL REAL ESTATE		795,799
Utilities - 0.0%
Electric Utilities - 0.0%
Saudi Energy Co	84,345	398,955
Independent Power and Renewable Electricity Producers - 0.0%
ACWA Power Co (b)	24,165	1,083,736
TOTAL UTILITIES		1,482,691
TOTAL SAUDI ARABIA		29,425,064
SINGAPORE - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	743,800	2,693,894
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Sea Ltd Class A ADR (b)	38,876	3,299,795
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	582,400	312,527
TOTAL CONSUMER DISCRETIONARY		3,612,322
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Hafnia Ltd	29,607	262,525
Financials - 0.6%
Banks - 0.6%
DBS Group Holdings Ltd	210,858	9,722,803
Oversea-Chinese Banking Corp Ltd	401,652	6,929,546
United Overseas Bank Ltd	150,103	4,274,792
		20,927,141
Capital Markets - 0.0%
Singapore Exchange Ltd	85,400	1,460,233
TOTAL FINANCIALS		22,387,374
Industrials - 0.1%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	160,100	1,356,764
Ground Transportation - 0.1%
ComfortDelGro Corp Ltd	219,400	255,440
Grab Holdings Ltd Class A (b)	298,932	1,141,920
		1,397,360
Industrial Conglomerates - 0.0%
Keppel Ltd	149,100	1,276,210
Machinery - 0.0%
Seatrium Ltd	232,600	431,208
Passenger Airlines - 0.0%
Singapore Airlines Ltd	152,900	757,272
Transportation Infrastructure - 0.0%
SATS Ltd	91,900	239,188
TOTAL INDUSTRIALS		5,458,002
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Venture Corp Ltd	25,300	322,927
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV (Italy)	67,621	3,650,319
TOTAL INFORMATION TECHNOLOGY		3,973,246
Real Estate - 0.1%
Diversified REITs - 0.0%
CapitaLand Integrated Commercial Trust	608,085	1,132,569
Mapletree Pan Asia Commercial Trust	231,300	235,028
Suntec Real Estate Investment Trust	240,800	283,342
		1,650,939
Industrial REITs - 0.1%
CapitaLand Ascendas REIT	414,580	814,844
Frasers Logistics & Commercial Trust (d)	304,300	229,971
Mapletree Industrial Trust	218,700	339,394
Mapletree Logistics Trust	352,800	339,640
		1,723,849
Office REITs - 0.0%
Keppel REIT (e)	16,266	11,451
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	237,845	521,624
City Developments Ltd	59,100	380,364
UOL Group Ltd	48,000	401,554
		1,303,542
Specialized REITs - 0.0%
Keppel DC REIT	205,076	379,541
TOTAL REAL ESTATE		5,069,322
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Kenon Holdings Ltd/Singapore	2,015	186,410
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	91,000	477,563
TOTAL UTILITIES		663,973
TOTAL SINGAPORE		44,120,658
SOUTH AFRICA - 1.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	191,614	2,404,162
Vodacom Group Ltd	62,625	531,264
TOTAL COMMUNICATION SERVICES		2,935,426
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Naspers Ltd Class N	81,983	4,439,373
Woolworths Holdings Ltd/South Africa	101,848	319,041
		4,758,414
Specialty Retail - 0.0%
Mr Price Group Ltd	27,281	255,491
Pepkor Holdings Ltd (c)(d)	380,866	502,334
		757,825
TOTAL CONSUMER DISCRETIONARY		5,516,239
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	35,424	866,827
Clicks Group Ltd	24,307	383,411
Shoprite Holdings Ltd	51,074	860,846
		2,111,084
Food Products - 0.0%
Tiger Brands Ltd	16,357	284,768
TOTAL CONSUMER STAPLES		2,395,852
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxaro Resources Ltd (f)	24,619	325,017
Financials - 0.3%
Banks - 0.2%
Absa Group Ltd (f)	80,669	1,128,470
Capitec Bank Holdings Ltd	9,368	2,432,429
Nedbank Group Ltd	47,296	758,496
Standard Bank Group Ltd	137,884	2,652,887
		6,972,282
Financial Services - 0.1%
FirstRand Ltd	558,073	2,955,953
Remgro Ltd	53,198	621,705
		3,577,658
Insurance - 0.0%
Discovery Ltd	63,438	984,160
Old Mutual Ltd	479,018	390,806
OUTsurance Group Ltd	87,669	372,464
Sanlam Ltd	171,229	879,608
		2,627,038
TOTAL FINANCIALS		13,176,978
Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	38,161	318,438
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	36,216	507,252
Materials - 0.5%
Chemicals - 0.0%
Sasol Ltd (b)	62,205	864,622
Metals & Mining - 0.5%
Anglo American PLC	123,219	6,097,490
Gold Fields Ltd	93,644	3,966,970
Harmony Gold Mining Co Ltd	57,338	903,884
Impala Platinum Holdings Ltd	94,669	1,326,980
Northam Platinum Holdings Ltd	36,571	702,550
Pan African Resources PLC (South Africa)	206,557	393,956
Sibanye Stillwater Ltd	297,543	889,528
Valterra Platinum Ltd	27,767	2,236,438
		16,517,796
TOTAL MATERIALS		17,382,418
Real Estate - 0.0%
Diversified REITs - 0.0%
Growthpoint Properties Ltd (f)	350,465	343,995
TOTAL SOUTH AFRICA		42,901,615
SPAIN - 2.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (c)(d)	59,266	1,995,049
Telefonica SA	415,121	1,873,242
TOTAL COMMUNICATION SERVICES		3,868,291
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Amadeus IT Group SA Class A	47,133	2,719,684
Specialty Retail - 0.2%
Industria de Diseno Textil SA (f)	117,318	6,964,374
TOTAL CONSUMER DISCRETIONARY		9,684,058
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	115,648	3,106,441
Financials - 1.0%
Banks - 1.0%
Banco Bilbao Vizcaya Argentaria SA	597,098	13,185,361
Banco de Sabadell SA	525,575	2,034,342
Banco Santander SA (f)	1,536,376	18,716,881
Bankinter SA	67,783	1,126,876
CaixaBank SA	396,727	5,049,682
TOTAL FINANCIALS		40,113,142
Industrials - 0.1%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	20,574	2,960,382
Transportation Infrastructure - 0.0%
Aena SME SA (c)(d)	76,933	2,098,396
TOTAL INDUSTRIALS		5,058,778
Real Estate - 0.0%
Diversified REITs - 0.0%
Merlin Properties Socimi SA	45,712	796,701
Utilities - 0.5%
Electric Utilities - 0.5%
Endesa SA	33,220	1,488,977
Iberdrola SA	650,030	15,239,453
Redeia Corp SA	42,753	747,638
		17,476,068
Gas Utilities - 0.0%
Naturgy Energy Group SA	36,476	1,146,453
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA (b)	32,176	535,484
TOTAL UTILITIES		19,158,005
TOTAL SPAIN		81,785,416
SWEDEN - 2.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	242,914	1,269,723
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	57,925	1,188,583
TOTAL COMMUNICATION SERVICES		2,458,306
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (c)	15,188	1,070,386
Leisure Products - 0.0%
Thule Group AB (c)(d)	11,180	277,055
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares	50,378	904,169
TOTAL CONSUMER DISCRETIONARY		2,251,610
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Axfood AB B Shares	11,432	349,049
Food Products - 0.0%
AAK AB	19,223	548,411
Household Products - 0.1%
Essity AB B Shares	61,935	1,640,151
TOTAL CONSUMER STAPLES		2,537,611
Financials - 0.5%
Banks - 0.2%
Skandinaviska Enskilda Banken AB A Shares	158,274	3,105,395
Svenska Handelsbanken AB A Shares	162,632	2,310,990
Swedbank AB A1 Shares	94,670	3,319,128
		8,735,513
Capital Markets - 0.1%
Avanza Bank Holding AB	12,338	442,726
EQT AB	38,934	1,250,746
Nordnet AB	13,858	454,791
		2,148,263
Financial Services - 0.2%
Industrivarden AB A Shares	13,860	730,773
Industrivarden AB C Shares	17,145	895,249
Investor AB B Shares	190,467	7,674,173
L E Lundbergforetagen AB B Shares	7,751	446,620
		9,746,815
TOTAL FINANCIALS		20,630,591
Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	23,245	1,077,058
Health Care Equipment & Supplies - 0.0%
Elekta AB B Shares	35,252	203,316
Getinge AB B Shares	23,115	459,534
		662,850
Health Care Technology - 0.0%
Sectra AB B Shares	13,709	378,927
TOTAL HEALTH CARE		2,118,835
Industrials - 0.9%
Aerospace & Defense - 0.0%
Saab AB B Shares	32,841	1,993,554
Building Products - 0.2%
Assa Abloy AB B Shares	103,808	3,950,950
Nibe Industrier AB B Shares	161,987	724,952
		4,675,902
Commercial Services & Supplies - 0.0%
Bravida Holding AB (c)(d)	21,005	217,040
Loomis AB	7,362	341,119
Securitas AB B Shares	52,658	878,893
		1,437,052
Construction & Engineering - 0.0%
Skanska AB B Shares	37,334	1,000,804
Sweco AB B Shares	22,153	302,803
		1,303,607
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	14,677	333,511
Lifco AB B Shares	23,706	736,901
		1,070,412
Machinery - 0.7%
Alfa Laval AB	30,261	1,796,109
Atlas Copco AB A Shares	262,972	4,961,656
Atlas Copco AB B Shares	163,660	2,744,876
Epiroc AB A Shares	65,393	1,887,858
Epiroc AB B Shares	40,896	1,010,800
Indutrade AB	28,102	600,224
Sandvik AB	111,515	4,627,158
SKF AB B Shares	35,397	880,252
Trelleborg AB B Shares	18,765	761,758
Volvo AB A Shares	20,118	694,659
Volvo AB B Shares	166,035	5,787,443
		25,752,793
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	27,264	984,519
Beijer Ref AB B Shares	38,811	543,108
		1,527,627
TOTAL INDUSTRIALS		37,760,947
Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	305,593	3,645,418
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	219,594	2,360,349
Lagercrantz Group AB B Shares	21,201	553,863
Mycronic AB	15,542	486,490
		3,400,702
TOTAL INFORMATION TECHNOLOGY		7,046,120
Materials - 0.1%
Chemicals - 0.0%
Hexpol AB B Shares (b)	26,566	216,234
Containers & Packaging - 0.0%
Billerud Aktiebolag	22,239	151,749
Metals & Mining - 0.1%
Boliden AB	29,741	1,546,522
SSAB AB B Shares	62,804	566,224
		2,112,746
Paper & Forest Products - 0.0%
Holmen AB B Shares	9,157	314,994
Svenska Cellulosa AB SCA B Shares	61,469	699,060
		1,014,054
TOTAL MATERIALS		3,494,783
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Castellum AB	37,993	484,750
Fabege AB	19,758	165,314
Fastighets AB Balder B Shares (b)	74,207	441,573
Sagax AB B Shares	23,387	464,561
Wallenstam AB B Shares	37,254	158,010
Wihlborgs Fastigheter AB	28,142	248,417
TOTAL REAL ESTATE		1,962,625
TOTAL SWEDEN		80,261,428
SWITZERLAND - 2.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Swisscom AG	2,655	2,247,754
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	56,216	10,788,829
Consumer Staples - 0.1%
Food Products - 0.1%
Chocoladefabriken Lindt & Spruengli AG	102	1,249,952
Chocoladefabriken Lindt & Spruengli AG participation certificates	12	1,549,626
TOTAL CONSUMER STAPLES		2,799,578
Financials - 0.9%
Capital Markets - 0.5%
Julius Baer Group Ltd	21,537	1,770,275
Partners Group Holding AG	2,262	2,454,951
UBS Group AG	318,011	14,041,568
		18,266,794
Insurance - 0.4%
Helvetia Baloise Holding AG (b)	8,008	2,193,271
Swiss Life Holding AG	2,983	3,500,114
Zurich Insurance Group AG	16,046	11,187,597
		16,880,982
TOTAL FINANCIALS		35,147,776
Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	5,177	1,134,321
Straumann Holding AG	11,842	1,285,198
		2,419,519
Life Sciences Tools & Services - 0.1%
Lonza Group AG	7,338	4,511,560
Pharmaceuticals - 0.2%
Galderma Group AG	19,163	4,020,272
Sandoz Group AG	46,030	3,684,285
		7,704,557
TOTAL HEALTH CARE		14,635,636
Industrials - 0.6%
Building Products - 0.1%
Geberit AG	3,303	2,228,632
Electrical Equipment - 0.4%
ABB Ltd	161,931	16,377,660
Machinery - 0.1%
Schindler Holding AG participation certificate	4,253	1,488,155
VAT Group AG (c)(d)	2,824	2,107,112
		3,595,267
Marine Transportation - 0.0%
Kuehne + Nagel International AG	5,568	1,301,944
Professional Services - 0.0%
SGS SA	17,269	1,870,670
TOTAL INDUSTRIALS		25,374,173
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	14,805	1,454,068
Materials - 0.2%
Chemicals - 0.2%
DSM-Firmenich AG	26,148	1,952,963
Givaudan SA	851	3,033,257
Sika AG	16,793	3,097,742
TOTAL MATERIALS		8,083,962
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Swiss Prime Site AG	8,390	1,452,827
TOTAL SWITZERLAND		101,984,603
TAIWAN - 8.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	396,000	1,705,719
Entertainment - 0.0%
International Games System Co Ltd	27,000	643,808
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	187,000	559,477
Taiwan Mobile Co Ltd	181,000	639,324
		1,198,801
TOTAL COMMUNICATION SERVICES		3,548,328
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	208,000	206,479
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	20,000	224,536
Specialty Retail - 0.0%
Hotai Motor Co Ltd	40,400	611,858
Textiles, Apparel & Luxury Goods - 0.0%
Eclat Textile Co Ltd	25,000	266,443
Feng TAY Enterprise Co Ltd	65,584	146,551
Makalot Industrial Co Ltd	24,000	162,101
Pou Chen Corp	251,000	205,887
		780,982
TOTAL CONSUMER DISCRETIONARY		1,823,855
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	58,000	411,270
Food Products - 0.0%
Lien Hwa Industrial Holdings Corp	124,750	163,548
Uni-President Enterprises Corp	511,000	1,122,839
		1,286,387
TOTAL CONSUMER STAPLES		1,697,657
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Formosa Petrochemical Corp	179,000	320,860
Financials - 0.6%
Banks - 0.4%
Chang Hwa Commercial Bank Ltd	928,334	622,526
CTBC Financial Holding Co Ltd	2,056,000	3,411,493
E.Sun Financial Holding Co Ltd	1,687,369	1,708,000
Far Eastern International Bank	486,035	189,056
First Financial Holding Co Ltd	1,217,429	1,115,494
Hua Nan Financial Holdings Co Ltd	1,091,383	1,110,774
Mega Financial Holding Co Ltd	1,221,619	1,517,317
Shanghai Commercial & Savings Bank Ltd/The	477,312	590,793
SinoPac Financial Holdings Co Ltd	1,512,614	1,486,869
Taichung Commercial Bank Co Ltd	431,856	271,648
Taiwan Business Bank	784,478	407,436
Taiwan Cooperative Financial Holding Co Ltd	1,216,711	885,544
TS Financial Holding Co Ltd	2,598,021	1,965,964
		15,282,914
Capital Markets - 0.0%
Capital Securities Corp	229,000	204,830
Financial Services - 0.0%
Chailease Holding Co Ltd	181,683	667,979
Yuanta Financial Holding Co Ltd	1,393,226	2,315,592
		2,983,571
Insurance - 0.2%
Cathay Financial Holding Co Ltd	1,026,872	2,514,688
Fubon Financial Holding Co Ltd	936,167	2,676,651
KGI Financial Holding Co Ltd	1,773,376	1,212,488
		6,403,827
TOTAL FINANCIALS		24,875,142
Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp	34,401	721,995
Pharmaceuticals - 0.0%
Caliway Biopharmaceuticals Co Ltd (b)	132,000	439,321
TOTAL HEALTH CARE		1,161,316
Industrials - 0.2%
Construction & Engineering - 0.0%
United Integrated Services Co Ltd	18,000	550,896
Electrical Equipment - 0.2%
Bizlink Holding Inc	18,000	1,621,420
Chung-Hsin Electric & Machinery Manufacturing Corp	44,000	208,234
Fortune Electric Co Ltd	24,000	685,610
Shihlin Electric & Engineering Corp	33,000	200,092
Tatung Co Ltd	183,000	176,098
Teco Electric and Machinery Co Ltd	129,000	260,448
Voltronic Power Technology Corp	8,000	199,426
Walsin Lihwa Corp	365,000	350,969
		3,702,297
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	401,000	328,388
Machinery - 0.0%
Hiwin Technologies Corp	30,000	301,610
Marine Transportation - 0.0%
Evergreen Marine Corp Taiwan Ltd	114,343	733,799
Wan Hai Lines Ltd	144,145	345,231
Yang Ming Marine Transport Corp	180,000	281,335
		1,360,365
Passenger Airlines - 0.0%
China Airlines Ltd	294,000	167,157
Eva Airways Corp	282,000	299,605
		466,762
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	223,000	187,180
TOTAL INDUSTRIALS		6,897,498
Information Technology - 7.3%
Communications Equipment - 0.1%
Accton Technology Corp	53,000	3,893,891
Ezconn Corp	6,000	410,222
WNC Corp /Taiwan	39,000	269,357
		4,573,470
Electronic Equipment, Instruments & Components - 1.3%
AUO Corp	711,600	392,555
Chroma ATE Inc	42,000	2,879,006
Compeq Manufacturing Co Ltd	111,000	868,326
Delta Electronics Inc	201,000	14,140,071
E Ink Holdings Inc	97,000	428,184
Elite Material Co Ltd	34,000	5,082,278
Fositek Corp	6,000	403,836
Foxconn Technology Co Ltd	111,000	184,595
Gold Circuit Electronics Ltd	37,000	1,680,170
Hon Hai Precision Industry Co Ltd	1,269,800	8,999,708
Innolux Corp	845,156	647,806
Largan Precision Co Ltd	11,000	886,087
Lotes Co Ltd	10,000	844,365
Nan Ya Printed Circuit Board Corp	22,000	714,810
Simplo Technology Co Ltd	19,000	216,378
Sinbon Electronics Co Ltd	23,000	207,745
Synnex Technology International Corp	141,000	370,800
Taiwan Union Technology Corp	30,000	991,761
Tripod Technology Corp	48,000	693,748
Unimicron Technology Corp	140,044	3,990,375
Wpg Holding Co Ltd	177,400	570,251
WT Microelectronics Co Ltd	69,000	449,748
Yageo Corp	199,396	2,039,449
Zhen Ding Technology Holding Ltd	74,000	1,001,605
		48,683,657
Semiconductors & Semiconductor Equipment - 5.5%
ADATA Technology Co Ltd	32,000	458,623
Alchip Technologies Ltd	8,000	1,073,445
AP Memory Technology Corp	14,000	378,185
ASE Technology Holding Co Ltd	367,500	5,778,766
ASPEED Technology Inc	3,000	1,617,850
eMemory Technology Inc	7,000	889,320
Global Unichip Corp	9,000	1,248,322
Globalwafers Co Ltd	27,000	508,965
Hon Precision Inc	9,951	1,566,661
Jentech Precision Industrial Co Ltd	9,000	1,571,850
King Yuan Electronics Co Ltd	118,000	1,157,405
Kinsus Interconnect Technology Corp	34,000	579,444
LandMark Optoelectronics Corp	9,000	783,171
Macronix International Co Ltd (b)	202,000	1,012,791
MediaTek Inc	168,000	14,069,544
MPI Corp	9,000	1,449,672
Nanya Technology Corp (b)	123,000	873,534
Novatek Microelectronics Corp	63,000	820,903
Phison Electronics Corp	18,000	1,129,951
Powerchip Semiconductor Manufacturing Corp (b)	358,000	608,882
Powertech Technology Inc	72,000	473,708
Realtek Semiconductor Corp	54,000	924,844
Silicon Motion Technology Corp ADR	3,497	765,074
Sino-American Silicon Products Inc	60,000	260,615
Taiwan Semiconductor Manufacturing Co Ltd	2,523,000	175,708,705
United Microelectronics Corp	1,237,000	3,117,054
Vanguard International Semiconductor Corp	108,504	505,849
Win Semiconductors Corp	42,000	729,608
Winbond Electronics Corp	326,000	964,841
WinWay Technology Co Ltd	3,000	1,011,953
		222,039,535
Technology Hardware, Storage & Peripherals - 0.4%
Acer Inc	318,000	280,491
Advantech Co Ltd	52,674	604,268
Asia Vital Components Co Ltd	36,000	3,306,406
Asustek Computer Inc	74,000	1,375,436
AURAS Technology Co Ltd	8,000	296,357
Catcher Technology Co Ltd	61,000	403,067
Chicony Electronics Co Ltd	67,000	264,656
Compal Electronics Inc	432,000	400,639
Gigabyte Technology Co Ltd	57,000	497,921
Inventec Corp	326,000	479,121
King Slide Works Co Ltd	7,000	890,905
Lite-On Technology Corp	228,000	1,226,399
Micro-Star International Co Ltd	73,000	227,437
Pegatron Corp	218,000	572,156
Quanta Computer Inc	287,000	2,870,747
Wistron Corp	332,000	1,466,827
Wiwynn Corp	12,629	1,902,158
		17,064,991
TOTAL INFORMATION TECHNOLOGY		292,361,653
Materials - 0.1%
Chemicals - 0.1%
Formosa Chemicals & Fibre Corp	427,000	712,867
Formosa Plastics Corp	502,000	822,336
Nan Ya Plastics Corp	597,000	1,719,073
		3,254,276
Construction Materials - 0.0%
Asia Cement Corp	261,000	290,336
TCC Group Holdings Co Ltd	737,667	574,154
		864,490
Metals & Mining - 0.0%
China Steel Corp	1,277,000	760,652
TA Chen Stainless Pipe	218,000	261,672
		1,022,324
TOTAL MATERIALS		5,141,090
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Highwealth Construction Corp	179,100	230,862
TOTAL TAIWAN		338,058,261
THAILAND - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
True Corp PCL	319,517	134,653
True Corp PCL depository receipt	1,206,186	508,320
		642,973
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL	27,500	287,663
Advanced Info Service PCL depository receipt	84,900	888,094
		1,175,757
TOTAL COMMUNICATION SERVICES		1,818,730
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Central Retail Corp PCL depository receipt	303,400	171,340
Hotels, Restaurants & Leisure - 0.0%
Asset World Corp PCL depository receipt	829,000	53,741
Central Plaza Hotel PCL depository receipt	54,700	52,219
Minor International PCL	98,681	62,904
Minor International PCL depository receipt	184,441	117,572
		286,436
Specialty Retail - 0.0%
Home Product Center PCL	187,500	35,027
Home Product Center PCL depository receipt	227,300	42,463
PTT Oil & Retail Business PCL depository receipt	306,200	116,147
Siam Global House PCL depository receipt	171,214	35,142
		228,779
TOTAL CONSUMER DISCRETIONARY		686,555
Consumer Staples - 0.0%
Beverages - 0.0%
Osotspa PCL depository receipt	127,700	58,598
Thai Beverage PCL	799,000	263,648
		322,246
Consumer Staples Distribution & Retail - 0.0%
CP ALL PCL	143,900	192,725
CP ALL PCL depository receipt	322,900	432,460
		625,185
Food Products - 0.0%
Charoen Pokphand Foods PCL	110,100	65,398
Charoen Pokphand Foods PCL depository receipt	233,300	138,578
Thai Union Group PCL depository receipt	203,400	72,005
Thaifoods Group PCL depository receipt	293,500	90,131
		366,112
TOTAL CONSUMER STAPLES		1,313,543
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Banpu PCL depository receipt	415,600	75,458
PTT Exploration & Production PCL	33,000	156,920
PTT Exploration & Production PCL depository receipt	113,800	541,136
PTT PCL	314,700	343,557
PTT PCL depository receipt	586,400	640,171
Thai Oil PCL depository receipt	93,900	139,068
TOTAL ENERGY		1,896,310
Financials - 0.2%
Banks - 0.2%
Bangkok Bank PCL depository receipt	58,900	294,324
Kasikornbank PCL depository receipt	122,400	735,404
Kiatnakin Phatra Bank PCL depository receipt	36,800	89,420
Krung Thai Bank PCL	95,600	96,996
Krung Thai Bank PCL depository receipt	264,300	268,160
SCB X PCL	31,400	126,497
SCB X PCL depository receipt	55,000	221,572
Thanachart Capital PCL depository receipt	51,100	87,957
Tisco Financial Group PCL depository receipt	40,100	134,926
TMBThanachart Bank PCL depository receipt	4,963,500	345,179
		2,400,435
Consumer Finance - 0.0%
Krungthai Card PCL depository receipt	100,400	90,360
Muangthai Capital PCL depository receipt	72,400	65,862
Srisawad Corp PCL depository receipt	84,400	60,612
TIDLOR Holdings PCL depository receipt	163,200	85,588
		302,422
Insurance - 0.0%
Thai Life Insurance PCL depository receipt	219,300	70,982
TOTAL FINANCIALS		2,773,839
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Dusit Medical Services PCL	239,900	134,935
Bangkok Dusit Medical Services PCL depository receipt	258,300	145,284
Bumrungrad Hospital Pcl	10,800	59,936
Bumrungrad Hospital Pcl depository receipt	28,700	159,275
TOTAL HEALTH CARE		499,430
Industrials - 0.0%
Ground Transportation - 0.0%
BTS Group Holdings PCL depository receipt (b)	813,700	52,142
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	171,900	272,130
Airports of Thailand PCL depository receipt	280,600	444,209
Bangkok Expressway & Metro PCL depository receipt	772,600	126,131
		842,470
TOTAL INDUSTRIALS		894,612
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Delta Electronics Thailand PCL	16,000	156,978
Delta Electronics Thailand PCL depository receipt	466,800	4,579,822
TOTAL INFORMATION TECHNOLOGY		4,736,800
Materials - 0.0%
Chemicals - 0.0%
Indorama Ventures PCL depository receipt	206,000	163,388
PTT Global Chemical PCL depository receipt	172,300	209,791
		373,179
Construction Materials - 0.0%
Siam Cement PCL/The	13,800	102,126
Siam Cement PCL/The depository receipt	20,200	149,489
		251,615
Containers & Packaging - 0.0%
SCG Packaging PCL depository receipt	124,700	96,284
TOTAL MATERIALS		721,078
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	74,500	142,673
Central Pattana PCL depository receipt	65,300	125,053
WHA Corp PCL depository receipt	775,600	107,122
TOTAL REAL ESTATE		374,848
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Electricity Generating PCL depository receipt	23,800	82,554
Global Power Synergy PCL depository receipt	71,700	76,976
Gulf Development PCL	99,361	176,374
Gulf Development PCL depository receipt	666,337	1,182,800
TOTAL UTILITIES		1,518,704
TOTAL THAILAND		17,234,449
TURKEY - 0.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	122,967	305,072
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	74,266	161,074
Tofas Turk Otomobil Fabrikasi AS	12,880	83,947
		245,021
Household Durables - 0.0%
Arcelik AS (b)	13,976	34,611
Specialty Retail - 0.0%
Dogan Sirketler Grubu Holding AS	106,997	53,848
Dogus Otomotiv Servis ve Ticaret AS	9,111	36,396
		90,244
Textiles, Apparel & Luxury Goods - 0.0%
Aksa (Akrilik Kimya Sanayi)	171,508	40,196
Isiklar Enerji ve Yapi Holding AS (b)	46,861	102,725
Mavi Giyim Sanayi Ve Ticaret AS Class B (c)(d)	66,183	63,452
		206,373
TOTAL CONSUMER DISCRETIONARY		576,249
Consumer Staples - 0.0%
Beverages - 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	200,826	84,358
Coca-Cola Icecek AS	86,777	144,037
		228,395
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	46,267	759,260
Migros Ticaret AS	9,067	128,727
Sok Marketler Ticaret AS (b)	29,484	33,213
		921,200
Food Products - 0.0%
Ulker Biskuvi Sanayi AS	21,795	59,763
TOTAL CONSUMER STAPLES		1,209,358
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	96,219	577,083
Financials - 0.1%
Banks - 0.1%
Akbank TAS	326,963	529,685
Haci Omer Sabanci Holding AS	145,175	307,316
Turkiye Is Bankasi AS Class C	849,489	269,597
Yapi ve Kredi Bankasi AS (b)	357,048	292,689
		1,399,287
Capital Markets - 0.0%
Is Yatirim Menkul Degerler AS	53,222	49,801
Tera Yatirim Menkul Degerler AS	22,368	119,303
		169,104
Consumer Finance - 0.0%
Katilimevim Tasarruf Finansman AS	132,280	336,667
Financial Services - 0.0%
Borusan Yatirim ve Pazarlama AS	769	35,808
Destek Finans Faktoring AS	8,592	519,117
Global Yatirim Holding AS (b)	112,707	38,164
Turkiye Sinai Kalkinma Bankasi AS	146,649	37,648
		630,737
Insurance - 0.0%
Anadolu Anonim Turk Sigorta Sirketi	72,136	46,105
Turkiye Sigorta AS	195,757	60,913
		107,018
TOTAL FINANCIALS		2,642,813
Health Care - 0.0%
Health Care Providers & Services - 0.0%
MLP Saglik Hizmetleri AS (b)(c)(d)	6,564	64,608
Industrials - 0.2%
Aerospace & Defense - 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	124,220	1,155,334
Air Freight & Logistics - 0.0%
Reysas Tasimacilik ve Lojistik Ticaret AS (b)	116,270	51,464
Construction & Engineering - 0.0%
Enka Insaat ve Sanayi AS	180,370	417,546
Ral Yatirim Holding AS (b)	12,485	92,978
Tekfen Holding AS	14,775	46,629
		557,153
Electrical Equipment - 0.0%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	38,053	239,175
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS (b)	79,707	46,676
		285,851
Ground Transportation - 0.0%
LDR Turizm AS	26,403	69,536
Pasifik Eurasia Lojistik Dis Ticaret AS (b)	22,237	64,962
		134,498
Industrial Conglomerates - 0.1%
AG Anadolu Grubu Holding AS Class A	129,090	89,651
Alarko Holding AS (b)	18,842	39,886
Bera Holding AS (b)	64,667	24,401
KOC Holding AS	135,618	606,886
Turkiye Sise ve Cam Fabrikalari AS	129,208	136,858
		897,682
Machinery - 0.0%
Otokar Otomotiv Ve Savunma Sanayi A.S. (b)	3,678	31,156
Turk Traktor ve Ziraat Makineleri AS (b)	2,575	25,302
		56,458
Passenger Airlines - 0.0%
Pegasus Hava Tasimaciligi AS (b)	25,896	103,504
Turk Hava Yollari AO	58,913	401,904
		505,408
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS (b)	20,603	126,988
TOTAL INDUSTRIALS		3,770,836
Information Technology - 0.0%
IT Services - 0.0%
Odine Solutions Teknoloji Ticaret VE Sanayi AS (b)	3,315	83,564
Software - 0.0%
MIA Teknoloji AS (b)	29,495	26,084
TOTAL INFORMATION TECHNOLOGY		109,648
Materials - 0.0%
Chemicals - 0.0%
Hektas Ticaret TAS (b)	448,960	34,081
Petkim Petrokimya Holding AS (b)	138,369	73,189
Sasa Polyester Sanayi AS (b)	1,164,125	80,898
		188,168
Construction Materials - 0.0%
Baticim Bati Anadolu Cimento Sanayii AS (b)	367,229	50,552
Cimsa Cimento Sanayi VE Ticaret AS	33,316	42,470
Nuh Cimento Sanayi AS	7,048	38,621
Oyak Cimento Fabrikalari AS	97,502	51,141
		182,784
Metals & Mining - 0.0%
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (b)	3,847	46,571
Eldorado Gold Corp	21,248	656,516
Eregli Demir ve Celik Fabrikalari TAS	380,999	296,133
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (b)	76,733	65,415
TR Anadolu Metal Madencilik Isletmeleri AS (b)	18,622	48,961
Turk Altin Isletmeleri AS (b)	96,551	88,421
		1,202,017
TOTAL MATERIALS		1,572,969
Real Estate - 0.0%
Diversified REITs - 0.0%
Peker Gayrimenkul Yatirim Ortakligi AS (b)	356,367	129,266
Industrial REITs - 0.0%
Reysas Gayrimenkul Yatirim Ortakligi AS (b)	60,363	40,478
Real Estate Management & Development - 0.0%
Kuyumcukent Gayrimenkul Yatirimlari AS (b)	38,154	70,171
LYDIA HOLDING AS (b)	8,725	37,905
Tera Yatirim Teknoloji Holding AS (b)	115,332	66,874
Ufuk Yatirim Yonetim ve Gayrimenkul AS (b)	1,938	66,523
		241,473
Residential REITs - 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	198,124	90,238
TOTAL REAL ESTATE		501,455
Utilities - 0.0%
Electric Utilities - 0.0%
Enerjisa Enerji AS (c)(d)	24,663	67,027
Gas Utilities - 0.0%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (b)	63,478	38,605
Enerya Enerji AS	251,281	49,495
		88,100
Independent Power and Renewable Electricity Producers - 0.0%
Aksa Enerji Uretim AS (b)	25,332	46,084
Margun Enerji Uretim Sanayi VE Ticaret AS	73,187	103,744
		149,828
TOTAL UTILITIES		304,955
TOTAL TURKEY		11,635,046
UNITED ARAB EMIRATES - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Emirates Telecommunications Group Co PJSC	364,748	1,847,026
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Americana Restaurants International PLC - Foreign Co	303,104	164,214
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	301,202	300,948
TOTAL CONSUMER DISCRETIONARY		465,162
Energy - 0.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	263,158	405,509
Oil, Gas & Consumable Fuels - 0.0%
ADNOC Logistics & Services	146,019	233,353
TOTAL ENERGY		638,862
Financials - 0.3%
Banks - 0.3%
Abu Dhabi Commercial Bank PJSC	331,705	1,246,230
Abu Dhabi Islamic Bank PJSC	152,479	909,951
Dubai Islamic Bank PJSC	305,224	593,313
Emirates NBD Bank PJSC	257,960	2,036,656
First Abu Dhabi Bank PJSC	462,985	2,213,395
TOTAL FINANCIALS		6,999,545
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Pure Health Holding PJSC	259,222	150,321
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Dubai Investments PJSC (b)	212,579	234,970
Modon Holding PSC (b)	324,046	258,489
		493,459
Passenger Airlines - 0.0%
Air Arabia PJSC	234,288	315,735
Transportation Infrastructure - 0.0%
Salik Co PJSC	194,718	296,867
TOTAL INDUSTRIALS		1,106,061
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	395,663	830,514
Emaar Development PJSC	87,295	346,509
Emaar Properties PJSC	647,675	2,080,685
TOTAL REAL ESTATE		3,257,708
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	951,214	686,264
TOTAL UNITED ARAB EMIRATES		15,150,949
UNITED KINGDOM - 6.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
BT Group PLC	594,267	1,751,129
Interactive Media & Services - 0.0%
Autotrader Group PLC (c)(d)	87,813	590,712
Rightmove PLC	77,796	458,801
		1,049,513
Media - 0.0%
Informa PLC	134,281	1,448,261
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC	2,043,044	3,250,783
TOTAL COMMUNICATION SERVICES		7,499,686
Consumer Discretionary - 0.3%
Broadline Retail - 0.1%
Next PLC	12,032	2,119,426
Diversified Consumer Services - 0.0%
Pearson PLC	66,040	974,550
Hotels, Restaurants & Leisure - 0.2%
Compass Group PLC	177,846	5,024,150
Entain PLC	66,518	492,036
Whitbread PLC	17,810	541,409
		6,057,595
Household Durables - 0.0%
Barratt Redrow PLC	146,548	499,106
Persimmon PLC	33,017	474,888
		973,994
Leisure Products - 0.0%
Games Workshop Group PLC	3,472	920,810
Specialty Retail - 0.0%
Kingfisher PLC	178,779	703,013
TOTAL CONSUMER DISCRETIONARY		11,749,388
Consumer Staples - 1.1%
Beverages - 0.2%
Coca-Cola Europacific Partners PLC	21,579	2,040,726
Diageo PLC	232,822	4,707,519
		6,748,245
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	176,223	788,447
Marks & Spencer Group PLC	215,700	968,889
Tesco PLC	668,067	4,382,183
		6,139,519
Food Products - 0.0%
Associated British Foods PLC	29,826	742,712
Household Products - 0.0%
Reckitt Benckiser Group PLC	67,456	4,292,133
Personal Care Products - 0.3%
Unilever PLC	228,108	13,302,150
Tobacco - 0.4%
British American Tobacco PLC	207,131	12,198,945
Imperial Brands PLC	77,861	2,958,147
		15,157,092
TOTAL CONSUMER STAPLES		46,381,851
Energy - 0.0%
Energy Equipment & Services - 0.0%
Subsea 7 SA	23,955	861,529
Oil, Gas & Consumable Fuels - 0.0%
DCC PLC	9,030	680,731
TOTAL ENERGY		1,542,260
Financials - 2.1%
Banks - 1.6%
Barclays PLC	1,444,568	8,491,053
HSBC Holdings PLC	1,796,317	33,051,920
Lloyds Banking Group PLC	6,170,202	8,387,175
NatWest Group PLC	834,752	6,657,879
Standard Chartered PLC	193,269	4,921,562
		61,509,589
Capital Markets - 0.3%
3i Group PLC	107,171	3,727,167
Aberdeen Group PLC	189,901	537,747
ICG PLC	30,562	754,808
IG Group Holdings PLC	35,360	723,185
London Stock Exchange Group PLC	47,568	6,181,539
Schroders PLC	92,870	732,963
St James's Place PLC	55,208	915,389
		13,572,798
Financial Services - 0.0%
M&G PLC	237,264	977,288
Wise PLC Class A (b)	73,019	1,044,269
		2,021,557
Insurance - 0.2%
Admiral Group PLC	28,198	1,296,153
Aviva PLC	319,669	2,712,595
Beazley PLC	62,692	1,088,532
Hiscox Ltd	34,165	719,666
Legal & General Group PLC	595,141	2,038,363
Standard Life PLC	84,518	869,459
		8,724,768
TOTAL FINANCIALS		85,828,712
Health Care - 1.1%
Health Care Equipment & Supplies - 0.0%
Convatec Group PLC (c)(d)	174,859	501,464
Smith & Nephew PLC	88,864	1,375,066
		1,876,530
Pharmaceuticals - 1.1%
Astrazeneca PLC	162,214	30,787,797
GSK PLC	426,329	11,177,270
		41,965,067
TOTAL HEALTH CARE		43,841,597
Industrials - 1.1%
Aerospace & Defense - 0.6%
Babcock International Group PLC	52,462	787,763
BAE Systems PLC	313,557	8,721,137
Melrose Industries PLC	123,764	810,903
Rolls-Royce Holdings PLC	881,369	14,182,602
		24,502,405
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	248,417	1,674,768
Verisure PLC (b)	23,673	292,564
		1,967,332
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	285,000	2,379,804
Smiths Group PLC	32,978	1,141,615
		3,521,419
Machinery - 0.1%
IMI PLC	25,842	981,794
Spirax Group PLC	7,766	757,484
Weir Group PLC/The	27,167	981,117
		2,720,395
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA	238,678	1,207,515
Professional Services - 0.2%
Intertek Group PLC	16,115	1,038,752
RELX PLC	189,683	6,917,048
		7,955,800
Trading Companies & Distributors - 0.1%
Bunzl PLC	33,960	1,119,527
Diploma PLC	14,057	1,327,488
Howden Joinery Group PLC	57,163	604,385
		3,051,400
TOTAL INDUSTRIALS		44,926,266
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	39,654	2,377,981
Software - 0.0%
Sage Group PLC/The	99,291	1,184,209
TOTAL INFORMATION TECHNOLOGY		3,562,190
Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	14,830	574,926
Real Estate - 0.1%
Diversified REITs - 0.0%
British Land Co PLC/The	102,580	540,057
Land Securities Group PLC	78,606	632,487
		1,172,544
Industrial REITs - 0.1%
Segro PLC	141,612	1,339,255
Tritax Big Box REIT PLC	262,503	539,373
		1,878,628
TOTAL REAL ESTATE		3,051,172
Utilities - 0.4%
Electric Utilities - 0.1%
SSE PLC	126,773	4,539,029
Multi-Utilities - 0.3%
Centrica PLC	482,812	1,411,207
National Grid PLC	520,393	9,315,338
		10,726,545
Water Utilities - 0.0%
Severn Trent PLC	27,848	1,238,760
United Utilities Group PLC	71,706	1,421,653
		2,660,413
TOTAL UTILITIES		17,925,987
TOTAL UNITED KINGDOM		266,884,035
UNITED STATES - 5.1%
Communication Services - 0.2%
Entertainment - 0.2%
Spotify Technology SA (b)	16,360	7,305,558
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Stellantis NV (Italy) (b)	211,991	1,544,819
Hotels, Restaurants & Leisure - 0.0%
InterContinental Hotels Group PLC	15,869	2,270,854
TOTAL CONSUMER DISCRETIONARY		3,815,673
Consumer Staples - 0.7%
Food Products - 0.7%
JBS NV Class A	31,630	507,978
JBS NV depository receipt	5,770	92,240
Nestle SA	269,451	27,279,123
TOTAL CONSUMER STAPLES		27,879,341
Energy - 1.0%
Energy Equipment & Services - 0.0%
Tenaris SA	34,842	1,112,204
Oil, Gas & Consumable Fuels - 1.0%
BP PLC	1,642,608	13,002,614
DHT Holdings Inc	13,283	245,470
Shell PLC	593,769	26,996,780
		40,244,864
TOTAL ENERGY		41,357,068
Financials - 0.1%
Insurance - 0.1%
Swiss Re AG	31,242	5,036,066
Health Care - 2.1%
Biotechnology - 0.1%
BeOne Medicines Ltd H Shares (b)	98,577	2,237,616
Legend Biotech Corp ADR (b)	8,550	201,096
		2,438,712
Health Care Equipment & Supplies - 0.1%
Alcon AG	52,249	3,893,181
Life Sciences Tools & Services - 0.0%
ICON PLC (b)	8,010	947,823
QIAGEN NV (Germany)	21,799	742,843
		1,690,666
Pharmaceuticals - 1.9%
Belite Bio Inc ADR (b)	1,889	300,653
Haleon PLC	931,531	4,301,690
Novartis AG	198,826	29,384,429
Roche Holding AG	73,503	29,952,461
Roche Holding AG bearer shares	2,992	1,250,640
Sanofi SA	112,242	10,503,211
Structure Therapeutics Inc ADR (b)	6,752	279,870
		75,972,954
TOTAL HEALTH CARE		83,995,513
Industrials - 0.8%
Commercial Services & Supplies - 0.1%
GFL Environmental Inc Subordinate Voting Shares	27,864	1,117,965
Waste Connections Inc	26,730	4,403,213
		5,521,178
Construction & Engineering - 0.1%
Ferrovial SE	50,674	3,475,634
Electrical Equipment - 0.5%
Schneider Electric SE	56,569	18,000,755
Machinery - 0.0%
CNH Industrial NV Class A (Italy)	111	1,212
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	273	640,572
AP Moller - Maersk A/S Series B	461	1,092,198
		1,732,770
Professional Services - 0.1%
Experian PLC	95,525	3,495,169
TOTAL INDUSTRIALS		32,226,718
Information Technology - 0.0%
Software - 0.0%
JFrog Ltd (b)	10,572	490,964
Monday.com Ltd (b)	4,317	284,360
TOTAL INFORMATION TECHNOLOGY		775,324
Materials - 0.2%
Construction Materials - 0.2%
Buzzi SpA	8,895	485,651
Holcim AG	52,780	4,904,658
James Hardie Industries PLC depository receipt (b)	60,679	1,294,587
Titan SA (Greece)	3,879	208,235
TOTAL MATERIALS		6,893,131
TOTAL UNITED STATES		209,284,392
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	70,689	1,730,862
TOTAL COMMON STOCKS (Cost $2,675,033,890)		3,998,178,182

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA non-voting shares	45,682	784,198
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Bayerische Motoren Werke AG non-voting shares	227	20,687
Porsche Automobil Holding SE	16,127	586,800
Volkswagen AG non-voting shares	21,547	2,185,045
TOTAL CONSUMER DISCRETIONARY		2,792,532
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA non-voting shares	16,793	1,223,935
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	2,652	676,039
TOTAL GERMANY		4,692,506
KOREA (SOUTH) - 0.3%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co non-voting shares	2,400	408,323
Hyundai Motor Co Series 2	3,732	633,190
TOTAL CONSUMER DISCRETIONARY		1,041,513
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Amorepacific Corp	1,903	62,975
LG H&H Co Ltd	288	22,362
TOTAL CONSUMER STAPLES		85,337
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co Ltd non-voting shares	85,528	9,290,630
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd non-voting shares	684	87,343
TOTAL KOREA (SOUTH)		10,504,823
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (b)(g)	352,900	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $11,295,136)		15,981,527

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (i) (Cost $1,881,542)	3.64	1,884,000	1,881,562

Money Market Funds - 3.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.69	90,994,915	91,013,115
Fidelity Securities Lending Cash Central Fund (j)(k)	3.69	33,026,673	33,029,975
TOTAL MONEY MARKET FUNDS (Cost $124,043,090)			124,043,090

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $2,812,253,658)	4,140,084,361
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(64,444,855)
NET ASSETS - 100.0%	4,075,639,506

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	235	6/2026	35,791,675	1,916,687
ICE MSCI Emerging Markets Index Contracts (United States)	245	6/2026	20,018,950	2,138,956
TMX S&P/TSX 60 Index Contracts (Canada)	17	6/2026	4,966,526	251,338

TOTAL FUTURES CONTRACTS				4,306,981
The notional amount of long futures as a percentage of Net Assets is 1.5%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $63,576,501 or 1.6% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $64,379,026 or 1.6% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security or a portion of the security is on loan at period end.
(g)	Level 3 security.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,881,562.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	45,818,863	237,284,764	192,093,274	919,476	2,762	-	91,013,115	90,994,915	0.1%
Fidelity Securities Lending Cash Central Fund	41,947,882	130,882,311	139,799,952	96,692	(266)	-	33,029,975	33,026,673	0.1%
Total	87,766,745	368,167,075	331,893,226	1,016,168	2,496	-	124,043,090

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	186,465,143	40,423,939	146,041,203	1
Consumer Discretionary	336,115,581	78,199,445	257,916,136	-
Consumer Staples	204,778,691	68,063,783	136,714,908	-
Energy	205,408,321	107,402,459	98,005,862	-
Financials	954,565,900	391,293,383	563,272,517	-
Health Care	273,311,415	97,994,188	175,317,227	-
Industrials	614,875,016	166,856,678	448,018,338	-
Information Technology	723,595,798	64,446,877	659,148,921	-
Materials	288,010,974	105,011,537	182,526,517	472,920
Real Estate	76,264,230	22,280,761	53,983,469	-
Utilities	134,787,113	56,080,736	78,233,458	472,919

Non-Convertible Preferred Stocks
Consumer Discretionary	3,834,045	20,687	3,813,358	-
Consumer Staples	1,309,272	1,223,935	85,337	-
Energy	-	-	-	-
Financials	784,198	784,198	-	-
Health Care	676,039	676,039	-	-
Information Technology	9,290,630	-	9,290,630	-
Materials	87,343	-	87,343	-

U.S. Treasury Obligations	1,881,562	-	1,881,562	-

Money Market Funds	124,043,090	124,043,090	-	-
Total Investments in Securities:	4,140,084,361	1,324,801,735	2,814,336,786	945,840
Derivative Instruments:

Assets
Futures Contracts	4,306,981	4,306,981	-	-
Total Assets	4,306,981	4,306,981	-	-
Total Derivative Instruments:	4,306,981	4,306,981	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	4,306,981	-
Total Equity Risk	4,306,981	-
Total Value of Derivatives	4,306,981	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $29,446,744) - See accompanying schedule:
Unaffiliated issuers (cost $2,688,210,568)	$4,016,041,271
Fidelity Central Funds (cost $124,043,090)	124,043,090

Total Investment in Securities (cost $2,812,253,658)		$4,140,084,361
Segregated cash with brokers for derivative instruments		3,057,765
Cash		360,719
Foreign currency held at value (cost $6,064,580)		6,063,037
Receivable for fund shares sold		4,407,506
Dividends receivable		11,639,587
Reclaims receivable		8,001,233
Distributions receivable from Fidelity Central Funds		233,278
Receivable for variation margin on futures contracts		2,085,131
Other receivables		254,289
Total assets		4,176,186,906
Liabilities
Payable for investments purchased
Regular delivery	$60,432,623
Delayed delivery	160,477
Payable for fund shares redeemed	3,277,775
Other payables and accrued expenses	3,646,525
Collateral on securities loaned	33,030,000
Total liabilities		100,547,400
Net Assets		$4,075,639,506
Net Assets consist of:
Paid in capital		$2,843,099,465
Total accumulated earnings (loss)		1,232,540,041
Net Assets		$4,075,639,506
Net Asset Value, offering price and redemption price per share ($4,075,639,506 ÷ 220,681,738 shares)		$18.47
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$50,531,656
Interest		43,535
Income from Fidelity Central Funds (including $96,692 from security lending)		1,016,168
Income before foreign taxes withheld		$51,591,359
Less foreign taxes withheld		(4,158,378)
Total income		47,432,981
Expenses
Independent trustees' fees and expenses	$4,290
Interest	2,137
Total expenses before reductions	6,427
Expense reductions	(708)
Total expenses after reductions		5,719
Net Investment income (loss)		47,427,262
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $238,829)	1,068,019
Fidelity Central Funds	2,496
Foreign currency transactions	(140,511)
Futures contracts	6,032,284
Total net realized gain (loss)		6,962,288
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,548,007)	430,606,456
Assets and liabilities in foreign currencies	605,180
Futures contracts	3,270,521
Total change in net unrealized appreciation (depreciation)		434,482,157
Net gain (loss)		441,444,445
Net increase (decrease) in net assets resulting from operations		$488,871,707
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,427,262	$86,438,589
Net realized gain (loss)	6,962,288	(24,417,887)
Change in net unrealized appreciation (depreciation)	434,482,157	647,447,349
Net increase (decrease) in net assets resulting from operations	488,871,707	709,468,051
Distributions to shareholders	(103,204,377)	(69,779,005)

Share transactions
Proceeds from sales of shares	638,520,181	1,185,510,547
Reinvestment of distributions	78,622,610	52,136,047
Cost of shares redeemed	(571,448,322)	(869,564,007)

Net increase (decrease) in net assets resulting from share transactions	145,694,469	368,082,587
Total increase (decrease) in net assets	531,361,799	1,007,771,633

Net Assets
Beginning of period	3,544,277,707	2,536,506,074
End of period	$4,075,639,506	$3,544,277,707

Other Information
Shares
Sold	36,750,716	82,720,162
Issued in reinvestment of distributions	4,776,585	3,911,190
Redeemed	(32,540,057)	(60,248,206)
Net increase (decrease)	8,987,244	26,383,146

Financial Highlights
Fidelity Flex® International Index Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.74	$13.69	$11.38	$10.36	$14.06	$11.04
Income from Investment Operations
Net investment income (loss) A,B	.22	.42	.39	.37	.37	.35
Net realized and unrealized gain (loss)	1.99	2.99	2.26	.94	(3.76)	2.87
Total from investment operations	2.21	3.41	2.65	1.31	(3.39)	3.22
Distributions from net investment income	(.48)	(.36)	(.34)	(.29)	(.31)	(.20)
Total distributions	(.48)	(.36)	(.34)	(.29)	(.31)	(.20)
Net asset value, end of period	$18.47	$16.74	$13.69	$11.38	$10.36	$14.06
Total Return C,D	13.57%	25.57%	23.59%	12.72%	(24.60)%	29.31%
Ratios to Average Net Assets B,E,F
Expenses before reductions	-% G,H	-% G	-% G	.01%	-% G	-% G
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions, if any G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	2.50% H	2.88%	2.98%	3.09%	3.10%	2.56%
Supplemental Data
Net assets, end of period (000 omitted)	$4,075,640	$3,544,278	$2,536,506	$1,648,532	$1,275,808	$1,272,152
Portfolio turnover rate I	9 % H	16%	4%	3%	4%	5%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Flex International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. The Fund did not recognize dividend income during the period on certain Russian securities due to restrictions imposed by the Russian government on these dividend payments. There is uncertainty regarding the timeline for these restrictions to be lifted and the collectability of these and future dividend payments on Russian securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,477,123,264
Gross unrealized depreciation	(185,870,905)
Net unrealized appreciation (depreciation)	$1,291,252,359
Tax cost	$2,853,138,983

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(10,661,976)
Long-term	(78,551,763)
Total capital loss carryforward	$(89,213,739)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex International Index Fund	266,172,911	167,620,414
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Flex International Index Fund	Borrower	9,883,500	3.89%	2,137

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including National Financial Services (NFS), an affiliate of the investment adviser. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income earned is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Flex International Index Fund	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $708.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9881634.109
ZEI-SANN-0626
Fidelity® SAI Emerging Markets Value Index Fund

Semi-Annual Report
April 30, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
The MSCI indexes are the exclusive property of MSCI Inc. ("MSCI"). MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Fidelity. The financial products referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such financial products or any index on which such financial products are based. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Emerging Markets Value Index Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.5%
	Shares	Value ($)
BRAZIL - 4.7%
Energy - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Petroleo Brasileiro SA - Petrobras	10,763,100	118,959,664
Petroleo Brasileiro SA - Petrobras (PN)	17,567,200	174,118,134
TOTAL ENERGY		293,077,798
Financials - 0.5%
Banks - 0.5%
Banco do Brasil SA	12,849,500	57,633,062
Materials - 1.6%
Metals & Mining - 1.6%
Gerdau SA	5,901,568	26,946,656
Vale SA	9,283,800	152,198,975
TOTAL MATERIALS		179,145,631
Utilities - 0.1%
Electric Utilities - 0.1%
Cia Energetica de Minas Gerais	6,542,130	16,567,371
TOTAL BRAZIL		546,423,862
CHILE - 0.4%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Empresas Copec SA	1,632,114	11,432,652
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Cencosud SA	5,536,306	13,997,506
Industrials - 0.2%
Passenger Airlines - 0.2%
Latam Airlines Group SA	1,099,927,485	26,159,354
TOTAL CHILE		51,589,512
CHINA - 22.6%
Communication Services - 3.6%
Diversified Telecommunication Services - 0.2%
China Tower Corp Ltd H Shares (d)(e)	21,462,810	30,415,269
Interactive Media & Services - 3.4%
Baidu Inc A Shares (c)	9,103,150	143,747,987
Tencent Holdings Ltd	4,007,200	243,366,335
		387,114,322
TOTAL COMMUNICATION SERVICES		417,529,591
Consumer Discretionary - 5.9%
Automobiles - 1.1%
Brilliance China Automotive Holdings Ltd	13,460,000	4,697,080
Geely Automobile Holdings Ltd	23,735,400	70,593,097
Li Auto Inc A Shares (b)(c)	5,500,900	48,409,187
SAIC Motor Corp Ltd A Shares (China)	4,229,800	8,572,194
		132,271,558
Broadline Retail - 4.7%
Alibaba Group Holding Ltd	11,084,800	182,688,744
JD.com Inc A Shares	11,101,500	168,189,098
PDD Holdings Inc Class A ADR (c)	1,756,480	175,437,222
Vipshop Holdings Ltd Class A ADR	1,045,374	15,042,932
		541,357,996
Household Durables - 0.1%
Gree Electric Appliances Inc of Zhuhai A Shares (China)	2,061,130	12,108,913
TOTAL CONSUMER DISCRETIONARY		685,738,467
Financials - 10.5%
Banks - 8.4%
Agricultural Bank of China Ltd H Shares	141,381,000	110,291,118
Bank of China Ltd H Shares	259,865,000	168,745,901
Bank of Communications Co Ltd A Shares (China)	19,630,900	19,539,357
Bank of Communications Co Ltd H Shares	98,232,000	89,851,414
China CITIC Bank Corp Ltd H Shares	41,754,000	43,787,414
China Construction Bank Corp H Shares	194,846,000	219,942,157
China Everbright Bank Co Ltd A Shares (China)	17,075,800	7,808,109
China Minsheng Banking Corp Ltd H Shares	33,294,000	15,193,814
Huaxia Bank Co Ltd A Shares (China)	5,856,100	5,956,417
Industrial & Commercial Bank of China Ltd A Shares (China)	37,201,867	40,546,174
Industrial & Commercial Bank of China Ltd H Shares	202,031,000	182,019,882
Industrial Bank Co Ltd A Shares (China)	7,787,008	20,451,690
Ping An Bank Co Ltd A Shares (China)	7,140,530	12,028,151
Postal Savings Bank of China Co Ltd H Shares (d)(e)	43,837,000	28,188,163
		964,349,761
Consumer Finance - 0.1%
Qfin Holdings Inc Class A ADR	482,401	6,309,804
Insurance - 2.0%
China Life Insurance Co Ltd H Shares	34,225,300	126,258,988
China Pacific Insurance Group Co Ltd H Shares	11,871,300	51,822,596
New China Life Insurance Co Ltd H Shares	4,470,900	29,361,484
People's Insurance Co Group of China Ltd/The H Shares	40,136,000	27,461,723
		234,904,791
TOTAL FINANCIALS		1,205,564,356
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Sinopharm Group Co Ltd H Shares	6,171,600	14,680,772
Pharmaceuticals - 0.0%
China Resources Pharmaceutical Group Ltd (d)(e)	8,532,500	5,727,588
TOTAL HEALTH CARE		20,408,360
Industrials - 1.6%
Air Freight & Logistics - 0.1%
JD Logistics Inc (c)(d)(e)	9,488,900	18,480,505
Construction & Engineering - 0.3%
China Railway Group Ltd H Shares	19,352,100	9,381,539
China State Construction Engineering Corp Ltd A Shares (China)	15,204,300	10,948,308
China State Construction International Holdings Ltd	8,503,400	9,876,475
		30,206,322
Industrial Conglomerates - 0.5%
CITIC Ltd	36,125,600	60,035,527
Machinery - 0.4%
Yangzijiang Shipbuildling (Holdings) Ltd	12,429,400	42,390,029
Marine Transportation - 0.3%
COSCO SHIPPING Holdings Co Ltd A Shares (China)	4,639,800	9,617,056
COSCO SHIPPING Holdings Co Ltd H Shares (b)	11,523,800	21,209,730
		30,826,786
Transportation Infrastructure - 0.0%
Zhejiang Expressway Co Ltd H Shares (c)	7,630,900	7,563,602
TOTAL INDUSTRIALS		189,502,771
Materials - 0.1%
Construction Materials - 0.1%
Anhui Conch Cement Co Ltd H Shares	5,439,500	13,628,350
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
China Overseas Land & Investment Ltd	16,740,500	28,754,752
China Resources Land Ltd	9,036,000	37,965,058
TOTAL REAL ESTATE		66,719,810
Utilities - 0.1%
Gas Utilities - 0.1%
Kunlun Energy Co Ltd	17,084,000	16,440,713
TOTAL CHINA		2,615,532,418
CZECH REPUBLIC - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	212,184	12,224,269
EGYPT - 0.0%
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	4,254,319	10,711,172
GREECE - 0.6%
Financials - 0.4%
Banks - 0.4%
Piraeus Bank SA	4,750,840	44,327,796
Industrials - 0.2%
Industrial Conglomerates - 0.2%
Metlen Energy & Metals PLC (Greece)	482,329	19,812,990
TOTAL GREECE		64,140,786
HONG KONG - 0.5%
Consumer Staples - 0.4%
Food Products - 0.4%
WH Group Ltd (d)(e)	35,997,500	44,026,628
Health Care - 0.0%
Pharmaceuticals - 0.0%
United Laboratories International Holdings Ltd/The (b)	5,172,000	6,219,303
Industrials - 0.1%
Marine Transportation - 0.1%
Orient Overseas International Ltd	607,500	10,605,791
TOTAL HONG KONG		60,851,722
HUNGARY - 0.4%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
MOL Hungarian Oil & Gas PLC Class A	1,167,880	15,567,081
Health Care - 0.3%
Pharmaceuticals - 0.3%
Richter Gedeon Nyrt	627,369	26,425,736
TOTAL HUNGARY		41,992,817
INDIA - 9.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Indus Towers Ltd (c)	6,188,389	26,826,234
Consumer Discretionary - 0.4%
Automobiles - 0.3%
Tata Motors Passenger Vehicles Limited	9,653,913	34,907,397
Hotels, Restaurants & Leisure - 0.1%
MakeMyTrip Ltd (b)(c)	326,482	15,413,215
TOTAL CONSUMER DISCRETIONARY		50,320,612
Consumer Staples - 0.4%
Tobacco - 0.4%
ITC Ltd	13,829,069	46,046,285
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Oil & Natural Gas Corp Ltd	19,094,567	60,534,652
Financials - 1.3%
Banks - 0.8%
State Bank of India	8,491,131	96,047,001
Financial Services - 0.5%
Power Finance Corp Ltd	6,678,610	31,707,052
REC Ltd	5,692,356	21,373,929
		53,080,981
TOTAL FINANCIALS		149,127,982
Health Care - 1.8%
Life Sciences Tools & Services - 0.3%
Divi's Laboratories Ltd	586,084	40,328,843
Pharmaceuticals - 1.5%
Cipla Ltd/India	2,637,846	36,557,728
Dr Reddy's Laboratories Ltd	2,802,165	39,136,245
Sun Pharmaceutical Industries Ltd	4,965,902	95,129,608
		170,823,581
TOTAL HEALTH CARE		211,152,424
Industrials - 0.3%
Passenger Airlines - 0.3%
InterGlobe Aviation Ltd (d)(e)	871,266	39,792,469
Information Technology - 2.0%
IT Services - 2.0%
HCL Technologies Ltd	4,858,276	61,794,601
Infosys Ltd	10,589,606	133,319,080
Wipro Ltd	13,983,791	29,797,375
TOTAL INFORMATION TECHNOLOGY		224,911,056
Materials - 1.7%
Metals & Mining - 1.7%
Hindalco Industries Ltd	6,718,400	73,815,221
Tata Steel Ltd	33,876,228	75,755,589
Vedanta Aluminium Metal Ltd (f)	8,273,384	10,549,850
Vedanta Iron and Steel Ltd (f)	8,273,384	10,549,850
Vedanta Ltd	8,273,384	23,760,275
TOTAL MATERIALS		194,430,785
Utilities - 1.2%
Gas Utilities - 0.2%
GAIL India Ltd	12,399,152	21,449,976
Independent Power and Renewable Electricity Producers - 1.0%
Malco Energy Ltd (f)	8,273,384	10,549,850
NTPC Ltd	21,487,531	90,734,350
Talwandi Sabo Power Ltd (f)	8,273,384	10,549,850
		111,834,050
TOTAL UTILITIES		133,284,026
TOTAL INDIA		1,136,426,525
INDONESIA - 0.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Telkom Indonesia Persero Tbk PT	165,210,100	27,025,562
Consumer Staples - 0.1%
Food Products - 0.1%
Indofood Sukses Makmur Tbk PT	20,192,900	7,937,175
Financials - 0.3%
Banks - 0.3%
Bank Mandiri Persero Tbk PT	124,263,500	31,619,040
Industrials - 0.3%
Industrial Conglomerates - 0.3%
Astra International Tbk PT	93,101,000	32,253,823
TOTAL INDONESIA		98,835,600
KOREA (SOUTH) - 17.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
LG Uplus Corp	968,722	10,454,029
Consumer Discretionary - 2.4%
Automobile Components - 0.8%
Hankook Tire & Technology Co Ltd	336,157	13,614,156
Hyundai Mobis Co Ltd	274,434	79,881,002
		93,495,158
Automobiles - 1.0%
Kia Corp	1,122,950	116,566,529
Broadline Retail - 0.2%
Coupang Inc Class A (c)	1,243,474	24,844,610
Household Durables - 0.4%
LG Electronics Inc	479,479	46,476,505
TOTAL CONSUMER DISCRETIONARY		281,382,802
Financials - 1.8%
Banks - 1.6%
Hana Financial Group Inc	1,280,145	111,934,916
Woori Financial Group Inc	3,106,236	71,289,767
		183,224,683
Insurance - 0.2%
DB Insurance Co Ltd	201,897	23,122,047
TOTAL FINANCIALS		206,346,730
Industrials - 2.7%
Construction & Engineering - 0.2%
Samsung E&A Co Ltd	730,208	26,615,687
Industrial Conglomerates - 2.2%
GS Holdings Corp	200,859	11,227,381
LG Corp	411,415	27,944,096
SK Square Co Ltd (c)	353,024	206,779,151
		245,950,628
Marine Transportation - 0.2%
HMM Co Ltd	1,431,664	20,084,309
Passenger Airlines - 0.1%
Korean Air Lines Co Ltd	846,809	14,264,471
TOTAL INDUSTRIALS		306,915,095
Information Technology - 9.1%
Electronic Equipment, Instruments & Components - 0.1%
LG Display Co Ltd (c)	1,448,828	12,174,581
Semiconductors & Semiconductor Equipment - 4.0%
SK Hynix Inc	514,943	462,157,733
Technology Hardware, Storage & Peripherals - 5.0%
Samsung Electronics Co Ltd	3,825,786	579,814,387
TOTAL INFORMATION TECHNOLOGY		1,054,146,701
Materials - 1.0%
Metals & Mining - 1.0%
POSCO Holdings Inc	346,190	109,889,571
Utilities - 0.3%
Electric Utilities - 0.3%
Korea Electric Power Corp	1,181,072	35,614,279
TOTAL KOREA (SOUTH)		2,004,749,207
KUWAIT - 0.6%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Mobile Telecommunications Co KSCP	11,344,182	21,028,239
Financials - 0.4%
Banks - 0.4%
National Bank of Kuwait SAKP	17,017,032	47,592,350
TOTAL KUWAIT		68,620,589
MALAYSIA - 1.5%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Axiata Group Berhad	19,013,200	11,263,143
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Genting Bhd	9,807,386	6,361,519
Consumer Staples - 0.3%
Food Products - 0.3%
PPB Group Bhd	3,206,202	9,378,068
SD Guthrie Bhd	16,703,490	26,294,744
TOTAL CONSUMER STAPLES		35,672,812
Financials - 0.3%
Banks - 0.3%
AMMB Holdings Bhd	13,414,094	20,793,398
RHB Bank Bhd	8,997,705	18,456,567
TOTAL FINANCIALS		39,249,965
Industrials - 0.2%
Industrial Conglomerates - 0.1%
Sime Darby Bhd	16,300,900	8,887,847
Marine Transportation - 0.1%
MISC Bhd	6,159,300	12,999,945
TOTAL INDUSTRIALS		21,887,792
Utilities - 0.5%
Electric Utilities - 0.4%
Tenaga Nasional Bhd	11,986,241	43,946,137
Multi-Utilities - 0.1%
YTL Corp Bhd	22,858,400	11,777,031
YTL Corp Bhd warrants 6/2/2028 (c)	4,458,780	797,670
		12,574,701
TOTAL UTILITIES		56,520,838
TOTAL MALAYSIA		170,956,069
MEXICO - 1.8%
Consumer Staples - 1.0%
Beverages - 1.0%
Coca-Cola Femsa SAB de CV unit	2,415,700	24,471,607
Fomento Economico Mexicano SAB de CV unit	7,780,700	91,955,550
TOTAL CONSUMER STAPLES		116,427,157
Materials - 0.6%
Construction Materials - 0.6%
Cemex SAB de CV unit	59,767,692	73,390,216
Real Estate - 0.2%
Industrial REITs - 0.2%
Prologis Property Mexico SA de CV (b)	4,976,745	22,771,917
TOTAL MEXICO		212,589,290
PERU - 0.4%
Financials - 0.4%
Banks - 0.4%
Credicorp Ltd	130,667	42,358,321
PHILIPPINES - 0.3%
Industrials - 0.3%
Industrial Conglomerates - 0.3%
Ayala Corp	1,140,729	8,766,726
SM Investments Corp	2,172,600	21,638,786

TOTAL PHILIPPINES		30,405,512
POLAND - 1.1%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
ORLEN SA	2,095,208	76,830,459
Financials - 0.4%
Banks - 0.4%
Bank Polska Kasa Opieki SA	788,595	49,232,799
TOTAL POLAND		126,063,258
QATAR - 0.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Ooredoo QPSC	3,447,433	12,971,664
Financials - 0.1%
Banks - 0.1%
Commercial Bank PSQC/The	14,337,949	16,952,725
Industrials - 0.3%
Industrial Conglomerates - 0.2%
Industries Qatar QSC	5,507,608	18,076,330
Marine Transportation - 0.1%
Qatar Navigation QSC	4,389,607	12,429,785
TOTAL INDUSTRIALS		30,506,115
TOTAL QATAR		60,430,504
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC GDR (c)(d)(f)	217,763	2
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Magnit PJSC (c)(f)	135,409	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (c)(f)	9,889,350	0
Surgutneftegas PAO (c)(f)	29,672,400	4
TOTAL ENERGY		4
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (c)(f)	440,500	0
VTB Bank PJSC (c)(f)	1,815,144	0
TOTAL FINANCIALS		0
Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (c)(f)	63,735,100	9
TOTAL RUSSIA		15
SAUDI ARABIA - 2.5%
Communication Services - 1.2%
Diversified Telecommunication Services - 0.9%
Saudi Telecom Co	8,238,369	95,640,205
Wireless Telecommunication Services - 0.3%
Etihad Etisalat Co	1,735,366	30,075,667
TOTAL COMMUNICATION SERVICES		125,715,872
Consumer Staples - 0.2%
Food Products - 0.2%
Almarai Co JSC	2,253,745	24,866,009
Financials - 0.8%
Banks - 0.8%
Banque Saudi Fransi	5,628,230	28,977,769
Riyad Bank	9,014,908	49,875,841
Saudi Awwal Bank	1,701,161	15,439,946
TOTAL FINANCIALS		94,293,556
Materials - 0.3%
Chemicals - 0.3%
SABIC Agri-Nutrients Co	1,024,214	39,788,823
TOTAL SAUDI ARABIA		284,664,260
SINGAPORE - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Yangzijiang Maritime Development Ltd (b)	1,821,400	968,447
SOUTH AFRICA - 3.0%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
MTN Group Ltd	4,631,728	58,113,832
Consumer Discretionary - 1.1%
Broadline Retail - 1.0%
Naspers Ltd Class N	2,167,402	117,364,655
Specialty Retail - 0.1%
Foschini Group Ltd	1,522,543	6,392,715
TOTAL CONSUMER DISCRETIONARY		123,757,370
Financials - 0.4%
Banks - 0.4%
Absa Group Ltd (b)	3,513,682	49,152,525
Health Care - 0.1%
Pharmaceuticals - 0.1%
Aspen Pharmacare Holdings Ltd	1,703,588	14,215,742
Industrials - 0.2%
Industrial Conglomerates - 0.2%
Bidvest Group Ltd	1,565,073	21,920,887
Materials - 0.7%
Chemicals - 0.3%
Sasol Ltd (c)	2,721,034	37,821,155
Metals & Mining - 0.4%
Harmony Gold Mining Co Ltd (b)	2,510,839	39,581,204
TOTAL MATERIALS		77,402,359
TOTAL SOUTH AFRICA		344,562,715
TAIWAN - 24.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Pou Chen Corp	11,521,000	9,450,272
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.2%
President Chain Store Corp	2,581,800	18,307,187
Food Products - 0.4%
Uni-President Enterprises Corp	22,475,000	49,385,140
TOTAL CONSUMER STAPLES		67,692,327
Financials - 0.7%
Financial Services - 0.2%
Chailease Holding Co Ltd	7,871,400	28,940,136
Insurance - 0.5%
KGI Financial Holding Co Ltd	78,075,600	53,381,638
TOTAL FINANCIALS		82,321,774
Industrials - 0.8%
Industrial Conglomerates - 0.1%
Far Eastern New Century Corp	17,726,900	14,516,961
Marine Transportation - 0.5%
Evergreen Marine Corp Taiwan Ltd	4,979,300	31,954,769
Wan Hai Lines Ltd	6,453,000	15,455,083
Yang Ming Marine Transport Corp	8,031,000	12,552,273
		59,962,125
Passenger Airlines - 0.2%
China Airlines Ltd	13,432,000	7,636,925
Eva Airways Corp	12,420,000	13,195,352
		20,832,277
TOTAL INDUSTRIALS		95,311,363
Information Technology - 21.6%
Electronic Equipment, Instruments & Components - 3.8%
AUO Corp	31,588,100	17,425,621
Foxconn Technology Co Ltd	4,814,000	8,005,767
Hon Hai Precision Industry Co Ltd	25,986,000	184,175,783
Innolux Corp	36,746,336	28,165,819
Largan Precision Co Ltd	503,000	40,518,341
Simplo Technology Co Ltd	850,600	9,686,880
WT Microelectronics Co Ltd	3,059,100	19,939,501
Yageo Corp	8,771,672	89,717,853
Zhen Ding Technology Holding Ltd	3,259,400	44,116,646
		441,752,211
Semiconductors & Semiconductor Equipment - 16.2%
ASE Technology Holding Co Ltd	12,609,000	198,270,646
Novatek Microelectronics Corp	2,799,000	36,471,536
Powertech Technology Inc	3,212,000	21,132,661
Radiant Opto-Electronics Corp	2,138,500	6,792,138
Taiwan Semiconductor Manufacturing Co Ltd	21,018,000	1,463,751,709
United Microelectronics Corp	54,287,000	136,795,059
		1,863,213,749
Technology Hardware, Storage & Peripherals - 1.6%
Asustek Computer Inc	3,246,000	60,333,307
Catcher Technology Co Ltd	2,869,000	18,957,349
Compal Electronics Inc	19,054,000	17,670,758
Pegatron Corp	9,499,000	24,930,781
Wistron Corp	14,628,000	64,628,771
		186,520,966
TOTAL INFORMATION TECHNOLOGY		2,491,486,926
Materials - 0.3%
Construction Materials - 0.3%
Asia Cement Corp	11,744,400	13,064,471
TCC Group Holdings Co Ltd	31,952,800	24,870,054
TOTAL MATERIALS		37,934,525
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Ruentex Development Co Ltd	8,895,800	6,676,641
TOTAL TAIWAN		2,790,873,828
THAILAND - 1.3%
Consumer Staples - 0.2%
Beverages - 0.1%
Thai Beverage PCL (b)	35,835,000	11,824,556
Food Products - 0.1%
Charoen Pokphand Foods PCL depository receipt	15,471,700	9,190,034
TOTAL CONSUMER STAPLES		21,014,590
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
PTT Exploration & Production PCL depository receipt	6,390,900	30,389,673
PTT PCL depository receipt	36,958,400	40,347,366
TOTAL ENERGY		70,737,039
Financials - 0.4%
Banks - 0.4%
Bangkok Bank PCL	400	1,998
Bangkok Bank PCL depository receipt	2,633,600	13,160,139
Kasikornbank PCL	5,500	33,045
Kasikornbank PCL depository receipt	5,200,700	31,246,864
TOTAL FINANCIALS		44,442,046
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Bangkok Dusit Medical Services PCL depository receipt	21,081,700	11,857,654
TOTAL THAILAND		148,051,329
TURKEY - 0.7%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Turkcell Iletisim Hizmetleri AS	5,464,144	13,556,134
Financials - 0.2%
Banks - 0.2%
Akbank TAS	13,757,989	22,288,157
Industrials - 0.4%
Industrial Conglomerates - 0.3%
KOC Holding AS	5,200,289	23,271,091
Passenger Airlines - 0.1%
Turk Hava Yollari AO	2,538,909	17,320,417
TOTAL INDUSTRIALS		40,591,508
TOTAL TURKEY		76,435,799
UNITED ARAB EMIRATES - 1.3%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Emirates Telecommunications Group Co PJSC	8,431,855	42,697,586
Financials - 0.8%
Banks - 0.8%
Emirates NBD Bank PJSC	11,047,078	87,219,314
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Emaar Properties PJSC	4,904,851	15,757,056
TOTAL UNITED ARAB EMIRATES		145,673,956
TOTAL COMMON STOCKS (Cost $7,650,333,288)		11,146,131,782

Non-Convertible Preferred Stocks - 2.0%
	Shares	Value ($)
COLOMBIA - 0.2%
Financials - 0.2%
Banks - 0.2%
Grupo Cibest SA non-voting shares	1,302,896	22,366,115
KOREA (SOUTH) - 1.8%
Information Technology - 1.8%
Technology Hardware, Storage & Peripherals - 1.8%
Samsung Electronics Co Ltd non-voting shares	1,944,819	211,259,389
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Transneft PJSC (c)(f)	279,200	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $128,558,495)		233,625,504

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (h) (Cost $1,547,979)	3.64	1,550,000	1,547,995

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.69	148,365,609	148,395,282
Fidelity Securities Lending Cash Central Fund (i)(j)	3.69	114,194,228	114,205,648
TOTAL MONEY MARKET FUNDS (Cost $262,600,930)			262,600,930

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $8,043,040,692)	11,643,906,211
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(94,435,437)
NET ASSETS - 100.0%	11,549,470,774

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	2,063	6/2026	168,567,730	17,568,618

The notional amount of long futures as a percentage of Net Assets is 1.5%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $166,630,624 or 1.4% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $166,630,622 or 1.4% of net assets.

(f)	Level 3 security.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,547,995.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	157,789,849	614,923,977	624,327,582	1,204,011	9,038	-	148,395,282	148,365,609	0.2%
Fidelity Securities Lending Cash Central Fund	38,035,007	362,002,811	285,833,418	349,090	1,248	-	114,205,648	114,194,228	0.3%
Total	195,824,856	976,926,788	910,161,000	1,553,101	10,286	-	262,600,930

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	767,181,888	274,083,327	493,098,559	2
Consumer Discretionary	1,168,443,694	248,563,346	919,880,348	-
Consumer Staples	377,680,489	155,290,672	222,389,817	-
Energy	516,747,033	385,475,338	131,271,691	4
Financials	2,280,433,670	528,071,581	1,752,362,089	-
Health Care	290,279,219	40,641,478	249,637,741	-
Industrials	866,633,917	138,990,854	727,643,063	-
Information Technology	3,770,544,683	-	3,770,544,683	-
Materials	725,610,260	292,324,670	412,185,890	21,099,700
Real Estate	111,925,424	38,528,973	73,396,451	-
Utilities	270,651,505	28,791,640	220,760,156	21,099,709

Non-Convertible Preferred Stocks
Energy	-	-	-	-
Financials	22,366,115	22,366,115	-	-
Information Technology	211,259,389	-	211,259,389	-

U.S. Treasury Obligations	1,547,995	-	1,547,995	-

Money Market Funds	262,600,930	262,600,930	-	-
Total Investments in Securities:	11,643,906,211	2,415,728,924	9,185,977,872	42,199,415
Derivative Instruments:

Assets
Futures Contracts	17,568,618	17,568,618	-	-
Total Assets	17,568,618	17,568,618	-	-
Total Derivative Instruments:	17,568,618	17,568,618	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	17,568,618	-
Total Equity Risk	17,568,618	-
Total Value of Derivatives	17,568,618	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $113,231,638) - See accompanying schedule:
Unaffiliated issuers (cost $7,780,439,762)	$11,381,305,281
Fidelity Central Funds (cost $262,600,930)	262,600,930

Total Investment in Securities (cost $8,043,040,692)		$11,643,906,211
Segregated cash with brokers for derivative instruments		6,390,283
Foreign currency held at value (cost $17,222,679)		17,135,156
Receivable for investments sold		288
Receivable for fund shares sold		2,738
Dividends receivable		11,482,933
Distributions receivable from Fidelity Central Funds		603,019
Receivable for variation margin on futures contracts		3,203,209
Prepaid expenses		1,942
Total assets		11,682,725,779
Liabilities
Payable for fund shares redeemed	$64,131
Accrued management fee	1,377,635
Deferred taxes	17,159,701
Other payables and accrued expenses	449,138
Collateral on securities loaned	114,204,400
Total liabilities		133,255,005
Net Assets		$11,549,470,774
Net Assets consist of:
Paid in capital		$7,677,024,447
Total accumulated earnings (loss)		3,872,446,327
Net Assets		$11,549,470,774
Net Asset Value, offering price and redemption price per share ($11,549,470,774 ÷ 575,814,653 shares)		$20.06
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$129,600,305
Interest		66,839
Income from Fidelity Central Funds (including $349,090 from security lending)		1,553,101
Security lending		3,532
Income before foreign taxes withheld		$131,223,777
Less foreign taxes withheld		(15,061,250)
Total income		116,162,527
Expenses
Management fee	$7,579,453
Custodian fees and expenses	1,846,841
Independent trustees' fees and expenses	11,166
Registration fees	161,874
Audit fees	50,369
Legal	5,008
Interest	118,862
Miscellaneous	12,021
Total expenses		9,785,594
Net Investment income (loss)		106,376,933
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $8,792,663)	426,024,640
Fidelity Central Funds	10,286
Foreign currency transactions	(26,640)
Futures contracts	6,927,966
Total net realized gain (loss)		432,936,252
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $13,468,806)	1,450,017,850
Assets and liabilities in foreign currencies	(39,674)
Futures contracts	14,957,595
Total change in net unrealized appreciation (depreciation)		1,464,935,771
Net gain (loss)		1,897,872,023
Net increase (decrease) in net assets resulting from operations		$2,004,248,956
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$106,376,933	$275,896,789
Net realized gain (loss)	432,936,252	202,400,382
Change in net unrealized appreciation (depreciation)	1,464,935,771	1,587,135,642
Net increase (decrease) in net assets resulting from operations	2,004,248,956	2,065,432,813
Distributions to shareholders	(365,927,020)	(217,948,527)

Share transactions
Proceeds from sales of shares	484,504,028	1,516,973,887
Reinvestment of distributions	351,451,445	207,605,039
Cost of shares redeemed	(375,091,854)	(76,002,572)

Net increase (decrease) in net assets resulting from share transactions	460,863,619	1,648,576,354
Total increase (decrease) in net assets	2,099,185,555	3,496,060,640

Net Assets
Beginning of period	9,450,285,219	5,954,224,579
End of period	$11,549,470,774	$9,450,285,219

Other Information
Shares
Sold	25,945,981	108,456,138
Issued in reinvestment of distributions	21,482,362	15,532,872
Redeemed	(19,772,869)	(5,642,736)
Net increase (decrease)	27,655,474	118,346,274

Financial Highlights
Fidelity® SAI Emerging Markets Value Index Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.24	$13.85	$11.27	$10.20	$14.32	$11.78
Income from Investment Operations
Net investment income (loss) A,B	.19	.54	.50	.53	.61	.51
Net realized and unrealized gain (loss)	3.30	3.34	2.65	1.07	(4.04)	2.22
Total from investment operations	3.49	3.88	3.15	1.60	(3.43)	2.73
Distributions from net investment income	(.67)	(.49)	(.57)	(.53)	(.37)	(.17)
Distributions from net realized gain	-	-	-	-	(.32)	(.02)
Total distributions	(.67)	(.49)	(.57)	(.53)	(.69)	(.19)
Net asset value, end of period	$20.06	$17.24	$13.85	$11.27	$10.20	$14.32
Total Return C,D	21.11%	29.02%	29.09%	15.81%	(25.19)%	23.32%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.19% G	.20%	.21%	.22%	.22%	.22%
Expenses net of fee waivers, if any	.19 % G	.20%	.21%	.22%	.22%	.22%
Expenses net of all reductions, if any	.19% G	.20%	.21%	.22%	.22%	.22%
Net investment income (loss)	2.11% G	3.76%	3.81%	4.63%	4.95%	3.53%
Supplemental Data
Net assets, end of period (000 omitted)	$11,549,471	$9,450,285	$5,954,225	$2,758,445	$2,432,905	$1,970,050
Portfolio turnover rate H	34 % G	31%	30%	35%	30%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity SAI Emerging Markets Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,894,982,304
Gross unrealized depreciation	(436,688,245)
Net unrealized appreciation (depreciation)	$3,458,294,059
Tax cost	$8,203,180,770

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(55,613,032)
Long-term	-
Total capital loss carryforward	$(55,613,032)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Emerging Markets Value Index Fund	1,861,507,958	1,721,704,537
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .15% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI Emerging Markets Value Index Fund	Borrower	73,494,000	3.88%	118,862

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity SAI Emerging Markets Value Index Fund	6,178
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Emerging Markets Value Index Fund	37,645	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity SAI Emerging Markets Value Index Fund	3,413,784
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Emerging Markets Fund	Strategic Advisers Fidelity Emerging Markets Fund
Fidelity SAI Emerging Markets Value Index Fund	19%	77%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Emerging Markets Value Index Fund	96%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9900584.105
EMV-SANN-0626
Fidelity® SAI International Quality Index Fund

Semi-Annual Report
April 30, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
The MSCI indexes are the exclusive property of MSCI Inc. ("MSCI"). MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Fidelity. The financial products referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such financial products or any index on which such financial products are based. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI International Quality Index Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.0%
	Shares	Value ($)
AUSTRALIA - 4.2%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.3%
Telstra Group Ltd	1,438,895	5,526,110
Interactive Media & Services - 0.2%
REA Group Ltd	18,229	2,256,841
SEEK Ltd	129,702	1,302,023
		3,558,864
TOTAL COMMUNICATION SERVICES		9,084,974
Consumer Discretionary - 1.9%
Broadline Retail - 1.3%
Wesfarmers Ltd	412,109	21,892,205
Hotels, Restaurants & Leisure - 0.5%
Aristocrat Leisure Ltd	223,978	7,706,073
Specialty Retail - 0.1%
JB Hi-Fi Ltd	39,698	2,217,010
TOTAL CONSUMER DISCRETIONARY		31,815,288
Financials - 1.1%
Capital Markets - 0.3%
ASX Ltd	70,547	3,091,070
HUB24 Ltd	29,691	1,816,836
		4,907,906
Insurance - 0.8%
Medibank Pvt Ltd	999,943	3,400,139
QBE Insurance Group Ltd	548,333	8,881,830
Steadfast Group Ltd	403,750	1,241,867
		13,523,836
TOTAL FINANCIALS		18,431,742
Health Care - 0.2%
Health Care Equipment & Supplies - 0.1%
Cochlear Ltd	23,745	1,615,640
Health Care Technology - 0.1%
Pro Medicus Ltd	20,112	1,973,946
TOTAL HEALTH CARE		3,589,586
Industrials - 0.0%
Construction & Engineering - 0.0%
Ventia Services Group Pty Ltd	301,669	1,161,329
Information Technology - 0.3%
Software - 0.3%
Technology One Ltd	110,543	2,277,798
WiseTech Global Ltd	76,866	2,420,935
TOTAL INFORMATION TECHNOLOGY		4,698,733
Materials - 0.2%
Metals & Mining - 0.2%
Perseus Mining Ltd	490,614	1,966,227
Ramelius Resources Ltd	698,857	1,734,546
TOTAL MATERIALS		3,700,773
TOTAL AUSTRALIA		72,482,425
AUSTRIA - 0.3%
Industrials - 0.1%
Machinery - 0.1%
ANDRITZ AG	26,055	2,210,894
Utilities - 0.2%
Electric Utilities - 0.2%
Verbund AG Class A (d)	30,287	2,280,298
TOTAL AUSTRIA		4,491,192
BELGIUM - 1.9%
Consumer Discretionary - 0.1%
Distributors - 0.1%
D'ieteren Group	7,408	1,526,737
Consumer Staples - 0.8%
Beverages - 0.8%
Anheuser-Busch InBev SA/NV	181,880	13,743,151
Financials - 0.3%
Insurance - 0.3%
Ageas SA/NV	65,009	5,089,064
Health Care - 0.7%
Pharmaceuticals - 0.7%
UCB SA (b)	43,786	11,881,238
TOTAL BELGIUM		32,240,190
CHINA - 0.1%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Chow Tai Fook Jewellery Group Ltd	788,000	1,080,219
DENMARK - 3.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Pandora A/S	28,684	2,179,517
Financials - 0.1%
Banks - 0.1%
Ringkjoebing Landbobank A/S	9,269	2,316,104
Health Care - 2.9%
Biotechnology - 0.1%
Zealand Pharma A/S (b)	23,321	1,096,614
Pharmaceuticals - 2.8%
ALK-Abello A/S Series B	47,807	1,789,998
Novo Nordisk A/S Series B	1,085,750	46,183,423
		47,973,421
TOTAL HEALTH CARE		49,070,035
TOTAL DENMARK		53,565,656
FINLAND - 1.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Elisa Oyj A Shares	52,251	2,535,150
Health Care - 0.2%
Pharmaceuticals - 0.2%
Orion Oyj B Shares	39,682	3,199,550
Industrials - 1.1%
Machinery - 1.1%
Kone Oyj B Shares	141,510	9,001,710
Konecranes Oyj A Shares	76,801	2,518,442
Wartsila OYJ Abp	176,175	7,391,948
TOTAL INDUSTRIALS		18,912,100
TOTAL FINLAND		24,646,800
FRANCE - 6.5%
Consumer Discretionary - 3.8%
Textiles, Apparel & Luxury Goods - 3.8%
Hermes International SCA	12,649	24,198,824
LVMH Moet Hennessy Louis Vuitton SE	74,736	39,594,057
TOTAL CONSUMER DISCRETIONARY		63,792,881
Consumer Staples - 2.1%
Personal Care Products - 2.1%
L'Oreal SA	83,421	35,838,878
Energy - 0.3%
Energy Equipment & Services - 0.1%
Technip Energies NV	47,280	2,236,254
Oil, Gas & Consumable Fuels - 0.2%
Gaztransport Et Technigaz SA	13,477	3,274,177
TOTAL ENERGY		5,510,431
Information Technology - 0.3%
Software - 0.3%
Dassault Systemes SE	239,272	5,391,664
TOTAL FRANCE		110,533,854
GERMANY - 7.9%
Communication Services - 0.2%
Interactive Media & Services - 0.1%
Scout24 SE (c)(e)	27,231	2,269,136
Wireless Telecommunication Services - 0.1%
Freenet AG	43,171	1,375,120
TOTAL COMMUNICATION SERVICES		3,644,256
Consumer Staples - 0.2%
Personal Care Products - 0.2%
Beiersdorf AG	32,591	2,701,785
Financials - 5.1%
Capital Markets - 1.3%
Deutsche Boerse AG	68,369	20,975,465
flatexDEGIRO SE	31,191	1,115,791
		22,091,256
Insurance - 3.8%
Allianz SE	108,542	49,574,661
Hannover Rueck SE	21,894	6,619,262
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	14,582	8,741,915
		64,935,838
TOTAL FINANCIALS		87,027,094
Industrials - 0.0%
Machinery - 0.0%
Rational AG	1,858	1,359,630
Information Technology - 2.4%
Software - 2.4%
SAP SE	240,337	40,350,946
TOTAL GERMANY		135,083,711
HONG KONG - 2.1%
Financials - 1.4%
Capital Markets - 1.4%
Hong Kong Exchanges & Clearing Ltd	432,700	23,046,793
Industrials - 0.4%
Machinery - 0.4%
Techtronic Industries Co Ltd	518,500	7,518,094
Utilities - 0.3%
Electric Utilities - 0.3%
CK Infrastructure Holdings Ltd	219,500	1,847,879
Power Assets Holdings Ltd	495,000	4,090,718
TOTAL UTILITIES		5,938,597
TOTAL HONG KONG		36,503,484
ISRAEL - 1.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Bezeq The Israeli Telecommunication Corp Ltd	1,006,918	2,743,299
Financials - 1.0%
Banks - 0.8%
Bank Leumi Le-Israel BM	326,935	8,271,669
First International Bank of Israel Ltd	18,943	1,584,072
Mizrahi Tefahot Bank Ltd	55,687	4,382,795
		14,238,536
Capital Markets - 0.2%
Plus500 Ltd	25,212	1,543,139
Tel Aviv Stock Exchange Ltd	31,606	1,594,373
		3,137,512
TOTAL FINANCIALS		17,376,048
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Next Vision Stabilized Systems Ltd	25,770	2,954,010
TOTAL ISRAEL		23,073,357
ITALY - 2.2%
Consumer Discretionary - 1.2%
Automobiles - 0.9%
Ferrari NV (Italy)	44,359	15,272,371
Textiles, Apparel & Luxury Goods - 0.3%
Moncler SpA	80,821	4,860,399
TOTAL CONSUMER DISCRETIONARY		20,132,770
Consumer Staples - 0.2%
Beverages - 0.2%
Coca-Cola HBC AG	71,272	4,150,888
Financials - 0.6%
Banks - 0.3%
FinecoBank Banca Fineco SpA	222,055	5,493,761
Capital Markets - 0.2%
Azimut Holding SpA	40,571	1,718,943
Banca Generali SpA	20,789	1,360,245
		3,079,188
Financial Services - 0.1%
Banca Mediolanum SpA	78,486	1,716,104
TOTAL FINANCIALS		10,289,053
Utilities - 0.2%
Gas Utilities - 0.2%
Italgas SpA	224,737	2,714,117
TOTAL ITALY		37,286,828
JAPAN - 24.1%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.6%
NTT Inc	10,849,600	10,568,177
Entertainment - 0.3%
Capcom Co Ltd	123,900	2,615,977
Nexon Co Ltd	146,900	2,480,038
		5,096,015
TOTAL COMMUNICATION SERVICES		15,664,192
Consumer Discretionary - 3.3%
Automobile Components - 0.2%
Niterra Co Ltd	60,000	3,243,331
Leisure Products - 0.3%
Bandai Namco Holdings Inc	236,000	5,417,451
Specialty Retail - 2.4%
Fast Retailing Co Ltd	76,300	35,917,870
Sanrio Co Ltd	384,800	2,242,465
USS Co Ltd	149,700	1,616,823
		39,777,158
Textiles, Apparel & Luxury Goods - 0.4%
Asics Corp	266,700	7,573,647
TOTAL CONSUMER DISCRETIONARY		56,011,587
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.1%
Kobe Bussan Co Ltd	53,600	938,340
Food Products - 0.1%
Yakult Honsha Co Ltd (d)	106,100	1,847,636
TOTAL CONSUMER STAPLES		2,785,976
Financials - 2.9%
Capital Markets - 0.3%
Japan Exchange Group Inc	374,600	4,462,133
Insurance - 2.6%
MS&AD Insurance Group Holdings Inc	473,000	12,162,765
Tokio Marine Holdings Inc	702,200	32,158,492
		44,321,257
TOTAL FINANCIALS		48,783,390
Health Care - 3.1%
Health Care Equipment & Supplies - 2.0%
Asahi Intecc Co Ltd	87,800	1,847,539
Hoya Corp	124,600	23,268,278
Sysmex Corp	173,700	1,533,848
Terumo Corp	537,600	6,840,434
		33,490,099
Pharmaceuticals - 1.1%
Chugai Pharmaceutical Co Ltd	231,700	12,356,422
Santen Pharmaceutical Co Ltd	124,200	1,279,940
Shionogi & Co Ltd	290,700	5,872,999
		19,509,361
TOTAL HEALTH CARE		52,999,460
Industrials - 3.0%
Building Products - 0.2%
Nichias Corp	62,800	1,246,027
Sanwa Holdings Corp	80,200	1,834,386
		3,080,413
Ground Transportation - 0.1%
Seibu Holdings Inc	95,100	2,237,940
Machinery - 1.0%
FANUC Corp	335,300	14,811,242
MISUMI Group Inc	103,500	2,382,418
		17,193,660
Professional Services - 1.7%
BayCurrent Inc	48,500	1,561,897
Recruit Holdings Co Ltd	567,800	26,303,315
		27,865,212
TOTAL INDUSTRIALS		50,377,225
Information Technology - 10.2%
Electronic Equipment, Instruments & Components - 2.4%
Azbil Corp	171,000	1,521,858
Hirose Electric Co Ltd	11,100	1,543,119
Keyence Corp	72,400	33,207,413
Maruwa Co Ltd/Aichi	3,000	1,417,221
Yokogawa Electric Corp	87,800	3,056,998
		40,746,609
IT Services - 0.4%
Nomura Research Institute Ltd	158,300	4,272,479
Obic Co Ltd	119,300	3,170,179
		7,442,658
Semiconductors & Semiconductor Equipment - 7.3%
Advantest Corp	258,900	48,341,438
Disco Corp	34,300	16,319,340
Lasertec Corp	29,100	8,042,612
SCREEN Holdings Co Ltd	66,500	4,409,020
Tokyo Electron Ltd	158,600	46,736,696
		123,849,106
Software - 0.1%
Trend Micro Inc/Japan (d)	45,500	1,583,763
TOTAL INFORMATION TECHNOLOGY		173,622,136
Materials - 0.4%
Chemicals - 0.4%
Nissan Chemical Corp (d)	49,300	2,131,709
Nitto Denko Corp	246,400	4,686,595
TOTAL MATERIALS		6,818,304
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Daito Trust Construction Co Ltd	111,400	2,505,723
TOTAL JAPAN		409,567,993
NETHERLANDS - 7.1%
Communication Services - 0.5%
Entertainment - 0.5%
Universal Music Group NV	379,602	7,959,346
Financials - 0.9%
Financial Services - 0.9%
Adyen NV (b)(c)(e)	11,440	12,909,537
EXOR NV	33,949	2,661,596
TOTAL FINANCIALS		15,571,133
Industrials - 0.3%
Professional Services - 0.3%
Wolters Kluwer NV	84,424	6,588,911
Information Technology - 5.4%
Semiconductors & Semiconductor Equipment - 5.4%
ASM International NV	16,836	16,412,300
ASML Holding NV	52,160	75,399,694
TOTAL INFORMATION TECHNOLOGY		91,811,994
TOTAL NETHERLANDS		121,931,384
NEW ZEALAND - 0.3%
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Fisher & Paykel Healthcare Corp Ltd	213,228	4,595,122
NORWAY - 0.5%
Financials - 0.1%
Insurance - 0.1%
Gjensidige Forsikring ASA	68,987	1,933,039
Industrials - 0.4%
Aerospace & Defense - 0.3%
Kongsberg Gruppen ASA	159,687	5,343,181
Machinery - 0.1%
Kongsberg Maritime AS	159,687	1,046,574
TOTAL INDUSTRIALS		6,389,755
TOTAL NORWAY		8,322,794
SINGAPORE - 0.4%
Financials - 0.4%
Banks - 0.1%
DBS Group Holdings Ltd	54,500	2,513,031
Capital Markets - 0.3%
Singapore Exchange Ltd	295,700	5,056,100
TOTAL SINGAPORE		7,569,131
SPAIN - 2.4%
Consumer Discretionary - 2.0%
Hotels, Restaurants & Leisure - 0.6%
Amadeus IT Group SA Class A	163,570	9,438,372
Specialty Retail - 1.4%
Industria de Diseno Textil SA	407,382	24,183,506
TOTAL CONSUMER DISCRETIONARY		33,621,878
Industrials - 0.4%
Transportation Infrastructure - 0.4%
Aena SME SA (c)(e)	266,869	7,279,019
TOTAL SPAIN		40,900,897
SWEDEN - 2.7%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Tele2 AB B Shares	201,254	4,129,601
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Evolution AB (c)	52,709	3,714,705
Financials - 0.2%
Capital Markets - 0.2%
Avanza Bank Holding AB	43,389	1,556,934
Nordnet AB	47,240	1,550,320
TOTAL FINANCIALS		3,107,254
Health Care - 0.2%
Biotechnology - 0.2%
Swedish Orphan Biovitrum AB B Shares (b)	80,459	3,728,072
Industrials - 1.8%
Machinery - 1.6%
Atlas Copco AB A Shares	1,409,918	26,601,794
Trading Companies & Distributors - 0.2%
AddTech AB B Shares	94,377	3,408,009
TOTAL INDUSTRIALS		30,009,803
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Mycronic AB	54,593	1,708,848
TOTAL SWEDEN		46,398,283
SWITZERLAND - 11.6%
Consumer Discretionary - 2.1%
Textiles, Apparel & Luxury Goods - 2.1%
Cie Financiere Richemont SA Series A	190,576	36,574,851
Financials - 2.9%
Capital Markets - 0.6%
Partners Group Holding AG	7,852	8,521,784
Swissquote Group Holding SA	3,951	1,996,359
		10,518,143
Insurance - 2.3%
Zurich Insurance Group AG	53,140	37,050,286
TOTAL FINANCIALS		47,568,429
Health Care - 0.5%
Health Care Equipment & Supplies - 0.5%
Sonova Holding AG	17,969	3,937,151
Straumann Holding AG	41,106	4,461,184
TOTAL HEALTH CARE		8,398,335
Industrials - 5.3%
Building Products - 0.6%
Belimo Holding AG	3,573	3,260,445
Geberit AG	11,454	7,728,354
		10,988,799
Electrical Equipment - 3.3%
ABB Ltd	499,186	50,487,544
Accelleron Industries AG	34,312	3,671,189
		54,158,733
Machinery - 1.0%
Bucher Industries AG	2,419	958,188
Georg Fischer AG	27,993	1,527,640
Schindler Holding AG participation certificate	21,999	7,697,610
VAT Group AG (c)(e)	9,803	7,314,454
		17,497,892
Professional Services - 0.4%
SGS SA	60,113	6,511,760
TOTAL INDUSTRIALS		89,157,184
Information Technology - 0.1%
Software - 0.1%
Temenos AG	20,104	1,901,434
Materials - 0.7%
Chemicals - 0.7%
EMS-Chemie Holding AG	2,463	2,096,237
Givaudan SA	2,950	10,514,814
TOTAL MATERIALS		12,611,051
TOTAL SWITZERLAND		196,211,284
UNITED KINGDOM - 7.6%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Autotrader Group PLC (c)(e)	312,594	2,102,797
Rightmove PLC	279,003	1,645,417
TOTAL COMMUNICATION SERVICES		3,748,214
Consumer Discretionary - 0.6%
Broadline Retail - 0.4%
Next PLC	41,788	7,360,918
Leisure Products - 0.2%
Games Workshop Group PLC	11,973	3,175,361
TOTAL CONSUMER DISCRETIONARY		10,536,279
Consumer Staples - 2.9%
Personal Care Products - 2.3%
Unilever PLC	647,188	37,740,859
Tobacco - 0.6%
Imperial Brands PLC	273,763	10,400,988
TOTAL CONSUMER STAPLES		48,141,847
Financials - 1.6%
Capital Markets - 0.9%
3i Group PLC	360,666	12,543,155
IG Group Holdings PLC	124,502	2,546,324
		15,089,479
Financial Services - 0.2%
Wise PLC Class A (b)	253,072	3,619,266
Insurance - 0.5%
Admiral Group PLC	97,870	4,498,706
Beazley PLC	217,642	3,778,955
		8,277,661
TOTAL FINANCIALS		26,986,406
Industrials - 2.1%
Machinery - 0.3%
IMI PLC	89,684	3,407,287
Rotork PLC	301,920	1,268,667
		4,675,954
Passenger Airlines - 0.2%
International Consolidated Airlines Group SA	831,387	4,206,135
Professional Services - 1.6%
Intertek Group PLC	56,063	3,613,749
RELX PLC	662,418	24,155,971
		27,769,720
TOTAL INDUSTRIALS		36,651,809
Information Technology - 0.2%
Software - 0.2%
Sage Group PLC/The	349,821	4,172,191
TOTAL UNITED KINGDOM		130,236,746
UNITED STATES - 10.2%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
InterContinental Hotels Group PLC	55,110	7,886,241
Health Care - 9.0%
Pharmaceuticals - 9.0%
Haleon PLC	3,233,808	14,933,310
Novartis AG	344,330	50,888,417
Roche Holding AG	126,428	51,519,390
Sanofi SA	392,197	36,700,413
TOTAL HEALTH CARE		154,041,530
Industrials - 0.7%
Professional Services - 0.7%
Experian PLC	333,178	12,190,667
TOTAL UNITED STATES		174,118,438
TOTAL COMMON STOCKS (Cost $1,450,804,450)		1,670,839,788

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (g) (Cost $668,128)	3.64	669,000	668,135

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	19,615,593	19,619,516
Fidelity Securities Lending Cash Central Fund (h)(i)	3.69	7,619,521	7,620,283
TOTAL MONEY MARKET FUNDS (Cost $27,239,799)			27,239,799

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $1,478,712,377)	1,698,747,722
NET OTHER ASSETS (LIABILITIES) - 0.4%	7,207,888
NET ASSETS - 100.0%	1,705,955,610

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	230	6/2026	35,030,150	1,433,425

The notional amount of long futures as a percentage of Net Assets is 2.1%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,589,648 or 2.1% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $31,874,943 or 1.9% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $668,135.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	16,554,665	144,051,516	140,986,310	359,651	(355)	-	19,619,516	19,615,593	0.0%
Fidelity Securities Lending Cash Central Fund	21,806,250	32,021,041	46,209,358	65,602	2,350	-	7,620,283	7,619,521	0.0%
Total	38,360,915	176,072,557	187,195,668	425,253	1,995	-	27,239,799

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	49,509,032	14,697,723	34,811,309	-
Consumer Discretionary	268,872,953	106,039,107	162,833,846	-
Consumer Staples	107,362,525	39,989,766	67,372,759	-
Energy	5,510,431	5,510,431	-	-
Financials	315,094,680	80,591,254	234,503,426	-
Health Care	291,502,928	77,152,013	214,350,915	-
Industrials	269,806,420	113,120,544	156,685,876	-
Information Technology	326,611,956	22,976,592	303,635,364	-
Materials	23,130,128	12,611,051	10,519,077	-
Real Estate	2,505,723	-	2,505,723	-
Utilities	10,933,012	4,994,415	5,938,597	-

U.S. Treasury Obligations	668,135	-	668,135	-

Money Market Funds	27,239,799	27,239,799	-	-
Total Investments in Securities:	1,698,747,722	504,922,695	1,193,825,027	-
Derivative Instruments:

Assets
Futures Contracts	1,433,425	1,433,425	-	-
Total Assets	1,433,425	1,433,425	-	-
Total Derivative Instruments:	1,433,425	1,433,425	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,433,425	-
Total Equity Risk	1,433,425	-
Total Value of Derivatives	1,433,425	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,295,742) - See accompanying schedule:
Unaffiliated issuers (cost $1,451,472,578)	$1,671,507,923
Fidelity Central Funds (cost $27,239,799)	27,239,799

Total Investment in Securities (cost $1,478,712,377)		$1,698,747,722
Segregated cash with brokers for derivative instruments		550,241
Foreign currency held at value (cost $999,018)		1,002,369
Receivable for fund shares sold		226,933
Dividends receivable		5,301,015
Reclaims receivable		7,212,127
Distributions receivable from Fidelity Central Funds		141,685
Receivable for variation margin on futures contracts		796,402
Prepaid expenses		350
Total assets		1,713,978,844
Liabilities
Payable for fund shares redeemed	$106,456
Accrued management fee	208,383
Other payables and accrued expenses	90,461
Collateral on securities loaned	7,617,934
Total liabilities		8,023,234
Net Assets		$1,705,955,610
Net Assets consist of:
Paid in capital		$1,481,849,241
Total accumulated earnings (loss)		224,106,369
Net Assets		$1,705,955,610
Net Asset Value, offering price and redemption price per share ($1,705,955,610 ÷ 117,684,130 shares)		$14.50
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$21,239,564
Foreign Tax Reclaims		1,724,677
Interest		17,289
Income from Fidelity Central Funds (including $65,602 from security lending)		425,253
Income before foreign taxes withheld		$23,406,783
Less foreign taxes withheld		(3,759,404)
Total income		19,647,379
Expenses
Management fee	$1,206,657
Custodian fees and expenses	69,883
Independent trustees' fees and expenses	1,840
Registration fees	28,542
Audit fees	24,213
Legal	1,257
Miscellaneous	2,055
Total expenses		1,334,447
Net Investment income (loss)		18,312,932
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,426,803
Fidelity Central Funds	1,995
Foreign currency transactions	(306,205)
Futures contracts	3,900,871
Total net realized gain (loss)		5,023,464
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	61,768,469
Assets and liabilities in foreign currencies	312,116
Futures contracts	1,344,309
Total change in net unrealized appreciation (depreciation)		63,424,894
Net gain (loss)		68,448,358
Net increase (decrease) in net assets resulting from operations		$86,761,290
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,312,932	$32,908,086
Net realized gain (loss)	5,023,464	1,705,274
Change in net unrealized appreciation (depreciation)	63,424,894	114,757,641
Net increase (decrease) in net assets resulting from operations	86,761,290	149,371,001
Distributions to shareholders	(31,944,031)	(26,361,268)

Share transactions
Proceeds from sales of shares	119,327,407	325,034,953
Reinvestment of distributions	31,444,455	26,029,139
Cost of shares redeemed	(53,948,992)	(500,342,470)

Net increase (decrease) in net assets resulting from share transactions	96,822,870	(149,278,378)
Total increase (decrease) in net assets	151,640,129	(26,268,645)

Net Assets
Beginning of period	1,554,315,481	1,580,584,126
End of period	$1,705,955,610	$1,554,315,481

Other Information
Shares
Sold	8,662,625	24,843,255
Issued in reinvestment of distributions	2,271,998	2,049,538
Redeemed	(3,851,247)	(38,672,181)
Net increase (decrease)	7,083,376	(11,779,388)

Financial Highlights
Fidelity® SAI International Quality Index Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.05	$12.92	$10.89	$9.92	$14.51	$11.07
Income from Investment Operations
Net investment income (loss) A,B	.16	.28	.29	.28	.32	.24
Net realized and unrealized gain (loss)	.58	1.05	2.05	1.02	(3.44)	3.32
Total from investment operations	.74	1.33	2.34	1.30	(3.12)	3.56
Distributions from net investment income	(.29)	(.20)	(.31)	(.33)	(.24)	(.10)
Distributions from net realized gain	-	-	-	-	(1.24)	(.02)
Total distributions	(.29)	(.20)	(.31)	(.33)	(1.47) C	(.12)
Net asset value, end of period	$14.50	$14.05	$12.92	$10.89	$9.92	$14.51
Total Return D,E	5.34%	10.42%	21.81%	13.13%	(23.94)%	32.28%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.17% H	.17%	.18%	.20%	.19%	.19%
Expenses net of fee waivers, if any	.17 % H	.17%	.18%	.20%	.19%	.19%
Expenses net of all reductions, if any	.17% H	.17%	.18%	.20%	.19%	.19%
Net investment income (loss)	2.28% H	2.12%	2.27%	2.49%	2.70%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$1,705,956	$1,554,315	$1,580,584	$277,285	$316,291	$588,201
Portfolio turnover rate I	40 % H	57%	39%	38%	47%	78%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity SAI International Quality Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), certain corporate actions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$335,903,230
Gross unrealized depreciation	(122,946,260)
Net unrealized appreciation (depreciation)	$212,956,970
Tax cost	$1,487,224,177

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(14,776,331)
Long-term	-
Total capital loss carryforward	$(14,776,331)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Quality Index Fund	395,000,853	314,948,216
6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .15% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity SAI International Quality Index Fund	1,001
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI International Quality Index Fund	6,900	-	-
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund
Fidelity SAI International Quality Index Fund	72%	16%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI International Quality Index Fund	88%
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9900586.105
IQI-SANN-0626
Fidelity® SAI International Momentum Index Fund

Semi-Annual Report
April 30, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
The MSCI indexes are the exclusive property of MSCI Inc. ("MSCI"). MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Fidelity. The financial products referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such financial products or any index on which such financial products are based. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI International Momentum Index Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.7%
	Shares	Value ($)
AUSTRALIA - 5.8%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Wesfarmers Ltd	97,938	5,202,698
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Whitehaven Coal Ltd	200,645	1,226,068
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Sigma Healthcare Ltd	1,373,696	2,777,193
Industrials - 0.2%
Professional Services - 0.2%
ALS Ltd	122,032	1,905,510
Materials - 4.9%
Metals & Mining - 4.9%
Capricorn Metals Ltd	109,109	904,655
Evolution Mining Ltd	492,805	4,356,962
Fortescue Ltd	400,037	5,765,761
Genesis Minerals Ltd (b)	277,208	1,194,461
IGO Ltd (b)	167,375	920,946
Lynas Rare Earths Ltd (b)	221,387	3,140,634
Mineral Resources Ltd (b)	42,722	2,010,939
Northern Star Resources Ltd	222,437	3,409,567
Perseus Mining Ltd	325,207	1,303,328
PLS Group Ltd (b)	743,196	3,306,787
Regis Resources Ltd	184,026	943,602
Rio Tinto PLC	258,751	26,065,692
Sandfire Resources Ltd (b)	112,194	1,355,483
Vault Minerals Ltd	251,055	837,584
Westgold Resources Ltd	229,589	911,742
TOTAL MATERIALS		56,428,143
TOTAL AUSTRALIA		67,539,612
AUSTRIA - 0.7%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
OMV AG	33,492	2,364,369
Financials - 0.4%
Banks - 0.4%
BAWAG Group AG (c)(d)	18,417	3,149,322
Raiffeisen Bank International AG	31,159	1,696,837
TOTAL FINANCIALS		4,846,159
Materials - 0.1%
Metals & Mining - 0.1%
voestalpine AG	25,575	1,317,707
TOTAL AUSTRIA		8,528,235
BELGIUM - 0.7%
Health Care - 0.7%
Pharmaceuticals - 0.7%
UCB SA (b)	29,291	7,948,051
CHILE - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Antofagasta PLC	83,808	4,047,911
CHINA - 1.4%
Consumer Discretionary - 1.4%
Broadline Retail - 1.3%
Prosus NV Class N	320,537	15,518,162
Specialty Retail - 0.1%
Chow Tai Fook Jewellery Group Ltd	521,800	715,302
TOTAL CHINA		16,233,464
COTE D'IVOIRE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Endeavour Mining PLC (United Kingdom)	45,690	2,744,302
DENMARK - 0.6%
Consumer Staples - 0.0%
Beverages - 0.0%
Royal Unibrew A/S	3,253	217,543
Financials - 0.5%
Banks - 0.5%
Danske Bank A/S	82,781	4,255,314
Jyske Bank A/S	9,859	1,371,897
TOTAL FINANCIALS		5,627,211
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
ISS A/S	35,635	1,307,388
TOTAL DENMARK		7,152,142
FINLAND - 0.7%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Neste Oyj	104,625	3,606,434
Industrials - 0.4%
Machinery - 0.4%
Wartsila OYJ Abp	105,709	4,435,337
TOTAL FINLAND		8,041,771
FRANCE - 4.8%
Consumer Staples - 0.2%
Food Products - 0.2%
Danone SA	28,957	2,268,725
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Gaztransport Et Technigaz SA	7,850	1,907,123
Financials - 0.5%
Banks - 0.5%
Societe Generale SA Series A	74,306	5,981,637
Health Care - 0.3%
Biotechnology - 0.1%
Abivax SA (b)	11,734	1,357,488
Pharmaceuticals - 0.2%
Ipsen SA	9,365	1,835,536
TOTAL HEALTH CARE		3,193,024
Industrials - 2.3%
Aerospace & Defense - 1.3%
Safran SA	47,126	15,132,763
Electrical Equipment - 1.0%
Legrand SA	61,961	11,101,157
TOTAL INDUSTRIALS		26,233,920
Real Estate - 0.2%
Retail REITs - 0.2%
Klepierre SA	53,143	2,149,314
Utilities - 1.2%
Multi-Utilities - 1.2%
Engie SA	421,876	13,898,433
TOTAL FRANCE		55,632,176
GERMANY - 5.2%
Financials - 0.2%
Capital Markets - 0.1%
flatexDEGIRO SE	20,422	730,553
Insurance - 0.1%
Talanx AG	11,949	1,555,256
TOTAL FINANCIALS		2,285,809
Health Care - 0.4%
Health Care Providers & Services - 0.4%
Fresenius SE & Co KGaA	98,929	4,791,093
Industrials - 3.7%
Aerospace & Defense - 0.4%
MTU Aero Engines AG	12,514	4,278,339
Construction & Engineering - 0.2%
HOCHTIEF AG	3,961	2,125,444
Electrical Equipment - 3.1%
Nordex SE (b)	30,439	1,733,364
Siemens Energy AG	157,809	33,445,680
		35,179,044
TOTAL INDUSTRIALS		41,582,827
Materials - 0.1%
Metals & Mining - 0.1%
Aurubis AG	6,224	1,338,969
Utilities - 0.8%
Multi-Utilities - 0.8%
E.ON SE	436,785	9,683,632
TOTAL GERMANY		59,682,330
HONG KONG - 1.0%
Financials - 0.8%
Capital Markets - 0.8%
Hong Kong Exchanges & Clearing Ltd	160,300	8,538,019
Utilities - 0.2%
Electric Utilities - 0.2%
Power Assets Holdings Ltd	331,500	2,739,541
TOTAL HONG KONG		11,277,560
IRELAND - 0.3%
Consumer Staples - 0.0%
Food Products - 0.0%
Glanbia PLC	18,136	421,023
Financials - 0.3%
Banks - 0.3%
AIB Group PLC	244,804	2,815,105
TOTAL IRELAND		3,236,128
ISRAEL - 2.3%
Financials - 1.5%
Banks - 1.5%
Bank Hapoalim BM	316,731	8,489,498
Bank Leumi Le-Israel BM	358,124	9,060,771
TOTAL FINANCIALS		17,550,269
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Nova Ltd (Israel) (b)	6,860	3,384,911
Tower Semiconductor Ltd (b)	26,911	5,534,203
TOTAL INFORMATION TECHNOLOGY		8,919,114
TOTAL ISRAEL		26,469,383
ITALY - 7.0%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Telecom Italia SpA/Milano (b)	4,505,401	3,550,205
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Lottomatica Group Spa	60,543	1,782,092
Consumer Staples - 0.2%
Beverages - 0.2%
Coca-Cola HBC AG	47,231	2,750,738
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Eni SpA	504,445	14,263,896
Financials - 4.4%
Banks - 2.9%
Banco BPM SpA	360,607	5,241,659
BPER Banca SPA	239,250	3,519,494
UniCredit SpA	326,199	25,209,437
		33,970,590
Capital Markets - 0.0%
Azimut Holding SpA	27,149	1,150,269
Financial Services - 0.3%
Poste Italiane SpA (c)(d)	109,990	2,916,138
Insurance - 1.2%
Generali	235,427	10,549,953
Unipol Assicurazioni SpA	107,404	2,798,414
		13,348,367
TOTAL FINANCIALS		51,385,364
Industrials - 0.5%
Aerospace & Defense - 0.5%
Leonardo SpA	93,684	5,850,170
Utilities - 0.2%
Gas Utilities - 0.2%
Italgas SpA	148,920	1,798,486
TOTAL ITALY		81,380,951
JAPAN - 28.4%
Communication Services - 0.1%
Entertainment - 0.1%
Konami Group Corp	13,600	1,632,995
Consumer Discretionary - 3.5%
Automobile Components - 1.6%
Koito Manufacturing Co Ltd	53,100	861,516
Niterra Co Ltd	40,100	2,167,627
Sumitomo Electric Industries Ltd	192,800	12,692,844
Yokohama Rubber Co Ltd/The	35,200	1,432,702
		17,154,689
Automobiles - 0.4%
Nissan Motor Co Ltd (b)	577,300	1,320,873
Subaru Corp	59,200	881,796
Toyota Motor Corp	149,300	2,865,876
		5,068,545
Hotels, Restaurants & Leisure - 0.2%
Food & Life Cos Ltd	27,900	1,622,972
Skylark Holdings Co Ltd	54,800	1,056,069
		2,679,041
Household Durables - 0.8%
Haseko Corp	48,300	834,094
Open House Group Co Ltd	13,900	818,066
Sony Group Corp	382,100	7,655,500
		9,307,660
Specialty Retail - 0.1%
USS Co Ltd	99,200	1,071,402
Textiles, Apparel & Luxury Goods - 0.4%
Asics Corp	174,800	4,963,905
TOTAL CONSUMER DISCRETIONARY		40,245,242
Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.6%
Aeon Co Ltd	669,700	6,504,588
Food Products - 0.1%
Toyo Suisan Kaisha Ltd	23,000	1,579,696
TOTAL CONSUMER STAPLES		8,084,284
Energy - 1.0%
Energy Equipment & Services - 0.1%
Modec Inc	11,600	959,097
Oil, Gas & Consumable Fuels - 0.9%
ENEOS Holdings Inc	539,900	4,534,342
Inpex Corp	221,200	5,766,724
		10,301,066
TOTAL ENERGY		11,260,163
Financials - 3.9%
Banks - 3.7%
Mizuho Financial Group Inc	525,600	22,602,227
Sumitomo Mitsui Financial Group Inc	572,500	20,214,433
		42,816,660
Capital Markets - 0.2%
SBI Holdings Inc	130,300	2,629,197
TOTAL FINANCIALS		45,445,857
Health Care - 2.7%
Health Care Equipment & Supplies - 1.1%
Hoya Corp	65,100	12,157,021
Pharmaceuticals - 1.6%
Astellas Pharma Inc	439,600	6,229,899
Otsuka Holdings Co Ltd	121,900	8,884,343
Shionogi & Co Ltd	192,600	3,891,089
		19,005,331
TOTAL HEALTH CARE		31,162,352
Industrials - 7.2%
Building Products - 0.1%
Takasago Thermal Engineering Co Ltd	26,800	772,933
Construction & Engineering - 1.6%
INFRONEER Holdings Inc	54,700	744,670
Kajima Corp	109,100	4,264,072
Kandenko Co Ltd	29,900	1,304,284
Kinden Corp	27,900	1,494,910
Obayashi Corp	156,300	3,674,719
Penta-Ocean Construction Co Ltd	69,400	777,575
Shimizu Corp	131,100	2,532,865
Taisei Corp	39,600	4,294,256
		19,087,351
Electrical Equipment - 1.9%
Fujikura Ltd	397,200	15,325,168
Mitsubishi Electric Corp	157,200	6,308,591
		21,633,759
Industrial Conglomerates - 1.9%
Hitachi Ltd	679,500	21,606,978
Machinery - 1.7%
Daifuku Co Ltd	89,000	3,891,228
IHI Corp	260,500	4,758,181
Mitsubishi Heavy Industries Ltd	352,200	10,511,725
Mitsui E&S Co Ltd	25,000	901,607
		20,062,741
TOTAL INDUSTRIALS		83,163,762
Information Technology - 5.6%
Electronic Equipment, Instruments & Components - 0.7%
Ibiden Co Ltd	67,800	5,798,944
Yokogawa Electric Corp	58,700	2,043,802
		7,842,746
IT Services - 1.1%
Fujitsu Ltd	194,100	3,895,850
NEC Corp	328,200	8,730,124
		12,625,974
Semiconductors & Semiconductor Equipment - 3.8%
Advantest Corp	177,800	33,198,562
Kioxia Holdings Corp (b)	44,600	10,791,356
		43,989,918
TOTAL INFORMATION TECHNOLOGY		64,458,638
Materials - 1.6%
Chemicals - 0.5%
Resonac Holdings Corp (e)	39,200	3,587,355
Tokyo Ohka Kogyo Co Ltd	29,200	1,716,662
		5,304,017
Metals & Mining - 1.1%
Dowa Holdings Co Ltd	14,100	858,006
JX Advanced Metals Corp	130,700	4,054,882
Mitsui Kinzoku Co Ltd	14,000	3,846,622
Sumitomo Metal Mining Co Ltd	66,300	4,076,318
		12,835,828
TOTAL MATERIALS		18,139,845
Real Estate - 1.4%
Real Estate Management & Development - 1.3%
Mitsubishi Estate Co Ltd	295,700	8,426,930
Mitsui Fudosan Co Ltd	540,500	5,919,573
		14,346,503
Retail REITs - 0.1%
Japan Metropolitan Fund Invest	1,731	1,284,221
TOTAL REAL ESTATE		15,630,724
Utilities - 0.7%
Electric Utilities - 0.1%
Kyushu Electric Power Co Inc	109,800	1,187,150
Gas Utilities - 0.6%
Osaka Gas Co Ltd	95,700	3,438,830
Tokyo Gas Co Ltd	76,800	3,261,686
		6,700,516
TOTAL UTILITIES		7,887,666
TOTAL JAPAN		327,111,528
MEXICO - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Fresnillo PLC	44,745	1,969,686
NETHERLANDS - 5.8%
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Koninklijke Ahold Delhaize NV	83,480	3,921,012
Energy - 0.2%
Energy Equipment & Services - 0.2%
SBM Offshore NV	41,589	1,778,670
SBM Offshore NV rights 5/4/2026 (b)(f)	41,553	24,428
TOTAL ENERGY		1,803,098
Health Care - 1.0%
Biotechnology - 1.0%
Argenx SE (b)	14,717	11,541,482
Information Technology - 4.3%
Semiconductors & Semiconductor Equipment - 4.3%
ASML Holding NV	34,577	49,982,654
TOTAL NETHERLANDS		67,248,246
NEW ZEALAND - 0.3%
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Fisher & Paykel Healthcare Corp Ltd	134,362	2,895,538
NIGERIA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Airtel Africa PLC (c)(d)	185,921	897,109
NORWAY - 0.5%
Consumer Staples - 0.4%
Food Products - 0.4%
Mowi ASA	106,619	2,363,762
Orkla ASA	179,321	2,210,374
TOTAL CONSUMER STAPLES		4,574,136
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Frontline PLC (Norway)	34,615	1,259,108
TOTAL NORWAY		5,833,244
SINGAPORE - 2.9%
Financials - 1.9%
Banks - 1.7%
DBS Group Holdings Ltd	420,700	19,398,758
Capital Markets - 0.2%
Singapore Exchange Ltd	178,800	3,057,256
TOTAL FINANCIALS		22,456,014
Industrials - 0.5%
Aerospace & Defense - 0.3%
Singapore Technologies Engineering Ltd	361,200	3,060,982
Industrial Conglomerates - 0.2%
Keppel Ltd	344,900	2,952,145
TOTAL INDUSTRIALS		6,013,127
Real Estate - 0.5%
Diversified REITs - 0.2%
CapitaLand Integrated Commercial Trust	1,391,200	2,591,134
Office REITs - 0.0%
Keppel REIT (f)	38,322	26,981
Real Estate Management & Development - 0.2%
City Developments Ltd	139,200	895,883
UOL Group Ltd	113,000	945,326
		1,841,209
Specialized REITs - 0.1%
Keppel DC REIT	415,004	768,062
TOTAL REAL ESTATE		5,227,386
TOTAL SINGAPORE		33,696,527
SPAIN - 8.9%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Repsol SA	268,481	7,211,714
Financials - 5.5%
Banks - 5.5%
Banco Bilbao Vizcaya Argentaria SA	1,151,379	25,425,221
Banco Santander SA	1,882,749	22,936,566
Bankinter SA	155,710	2,588,640
CaixaBank SA	921,335	11,727,078
Unicaja Banco SA (c)(d)	328,073	1,063,488
TOTAL FINANCIALS		63,740,993
Industrials - 0.6%
Construction & Engineering - 0.6%
ACS Actividades de Construccion y Servicios SA	47,301	6,806,117
Information Technology - 0.1%
IT Services - 0.1%
Indra Sistemas SA	18,028	1,032,749
Utilities - 2.1%
Electric Utilities - 2.1%
Endesa SA	75,593	3,388,206
Iberdrola SA	912,622	21,395,720
TOTAL UTILITIES		24,783,926
TOTAL SPAIN		103,575,499
SWEDEN - 1.3%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.2%
Telia Co AB	414,086	2,164,446
Wireless Telecommunication Services - 0.2%
Tele2 AB B Shares	133,363	2,736,522
TOTAL COMMUNICATION SERVICES		4,900,968
Consumer Staples - 0.2%
Household Products - 0.2%
Essity AB B Shares	66,215	1,753,493
Industrials - 0.4%
Aerospace & Defense - 0.4%
Saab AB B Shares	67,705	4,109,911
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Lagercrantz Group AB B Shares	46,390	1,211,910
Materials - 0.3%
Metals & Mining - 0.3%
Boliden AB	69,035	3,589,798
TOTAL SWEDEN		15,566,080
SWITZERLAND - 4.8%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Avolta AG	24,198	1,331,687
Health Care - 1.3%
Pharmaceuticals - 1.3%
Galderma Group AG	31,918	6,696,187
Sandoz Group AG	106,871	8,554,057
TOTAL HEALTH CARE		15,250,244
Industrials - 3.0%
Electrical Equipment - 3.0%
ABB Ltd	333,898	33,770,359
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Allreal Holding AG	3,515	960,456
Mobimo Holding AG	1,749	834,936
Swiss Prime Site AG	18,114	3,136,653
TOTAL REAL ESTATE		4,932,045
TOTAL SWITZERLAND		55,284,335
UNITED KINGDOM - 12.6%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.1%
Zegona Communications plc	52,992	1,270,558
Wireless Telecommunication Services - 0.7%
Vodafone Group PLC	4,750,590	7,558,887
TOTAL COMMUNICATION SERVICES		8,829,445
Consumer Discretionary - 0.6%
Broadline Retail - 0.4%
Next PLC	27,539	4,850,970
Leisure Products - 0.2%
Games Workshop Group PLC	7,847	2,081,104
TOTAL CONSUMER DISCRETIONARY		6,932,074
Consumer Staples - 2.2%
Consumer Staples Distribution & Retail - 0.9%
Tesco PLC	1,550,902	10,173,134
Food Products - 0.1%
Cranswick PLC	13,049	957,071
Tobacco - 1.2%
British American Tobacco PLC	124,471	7,330,699
Imperial Brands PLC	179,942	6,836,478
		14,167,177
TOTAL CONSUMER STAPLES		25,297,382
Financials - 5.4%
Banks - 5.3%
HSBC Holdings PLC	1,981,961	36,467,738
NatWest Group PLC	1,645,850	13,127,097
Standard Chartered PLC	448,894	11,431,009
		61,025,844
Capital Markets - 0.1%
Man Group Plc/Jersey	279,771	970,781
TOTAL FINANCIALS		61,996,625
Health Care - 0.2%
Health Care Equipment & Supplies - 0.1%
Smith & Nephew PLC	42,467	657,126
Pharmaceuticals - 0.1%
Astrazeneca PLC	6,584	1,249,626
TOTAL HEALTH CARE		1,906,752
Industrials - 2.9%
Aerospace & Defense - 2.5%
Babcock International Group PLC	120,328	1,806,831
Rolls-Royce Holdings PLC	1,690,248	27,198,728
		29,005,559
Commercial Services & Supplies - 0.1%
Serco Group PLC	243,547	932,578
Construction & Engineering - 0.1%
Balfour Beatty PLC	118,795	1,319,066
Passenger Airlines - 0.2%
International Consolidated Airlines Group SA	550,932	2,787,263
TOTAL INDUSTRIALS		34,044,466
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
Halma PLC	91,344	5,477,740
Real Estate - 0.0%
Industrial REITs - 0.0%
LondonMetric Property PLC	459,946	1,185,400
TOTAL UNITED KINGDOM		145,669,884
UNITED STATES - 1.9%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
InterContinental Hotels Group PLC	27,265	3,901,622
Energy - 0.2%
Energy Equipment & Services - 0.2%
Tenaris SA	79,954	2,552,241
Health Care - 0.7%
Pharmaceuticals - 0.7%
Novartis AG	53,390	7,890,490
Industrials - 0.7%
Construction & Engineering - 0.7%
Ferrovial SE	112,942	7,746,478
TOTAL UNITED STATES		22,090,831
TOTAL COMMON STOCKS (Cost $790,828,780)		1,141,752,523

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (h) (Cost $237,690)	3.64	238,000	237,692

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.69	6,532,365	6,533,671
Fidelity Securities Lending Cash Central Fund (i)(j)	3.69	662,101	662,167
TOTAL MONEY MARKET FUNDS (Cost $7,195,838)			7,195,838

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $798,262,308)	1,149,186,053
NET OTHER ASSETS (LIABILITIES) - 0.7%	8,479,289
NET ASSETS - 100.0%	1,157,665,342

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	104	6/2026	15,839,720	581,745

The notional amount of long futures as a percentage of Net Assets is 1.4%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,026,057 or 0.7% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $8,026,057 or 0.7% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $237,692.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	9,553,967	113,400,277	116,420,563	123,046	(10)	-	6,533,671	6,532,365	0.0%
Fidelity Securities Lending Cash Central Fund	-	18,282,564	17,620,489	22,875	92	-	662,167	662,101	0.0%
Total	9,553,967	131,682,841	134,041,052	145,921	82	-	7,195,838

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	19,810,722	10,618,840	9,191,882	-
Consumer Discretionary	75,628,879	13,947,475	61,681,404	-
Consumer Staples	49,288,336	24,768,150	24,520,186	-
Energy	47,454,214	10,940,132	36,514,082	-
Financials	292,669,062	76,310,002	216,359,060	-
Health Care	89,356,219	19,587,270	69,768,949	-
Industrials	256,969,372	65,936,622	191,032,750	-
Information Technology	131,082,805	16,641,513	114,441,292	-
Materials	89,576,361	15,008,373	74,567,988	-
Real Estate	29,124,869	8,266,759	20,858,110	-
Utilities	60,791,684	28,768,757	32,022,927	-

U.S. Treasury Obligations	237,692	-	237,692	-

Money Market Funds	7,195,838	7,195,838	-	-
Total Investments in Securities:	1,149,186,053	297,989,731	851,196,322	-
Derivative Instruments:

Assets
Futures Contracts	581,745	581,745	-	-
Total Assets	581,745	581,745	-	-
Total Derivative Instruments:	581,745	581,745	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	581,745	-
Total Equity Risk	581,745	-
Total Value of Derivatives	581,745	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $630,338) - See accompanying schedule:
Unaffiliated issuers (cost $791,066,470)	$1,141,990,215
Fidelity Central Funds (cost $7,195,838)	7,195,838

Total Investment in Securities (cost $798,262,308)		$1,149,186,053
Segregated cash with brokers for derivative instruments		289,999
Cash		45,139
Foreign currency held at value (cost $1,580,006)		1,591,113
Receivable for fund shares sold		379,187
Dividends receivable		4,213,883
Reclaims receivable		2,599,531
Distributions receivable from Fidelity Central Funds		39,510
Receivable for variation margin on futures contracts		339,215
Prepaid expenses		207
Total assets		1,158,683,837
Liabilities
Payable for investments purchased
Regular delivery	$2,525
Delayed delivery	51,225
Payable for fund shares redeemed	115,614
Accrued management fee	138,742
Other payables and accrued expenses	48,314
Collateral on securities loaned	662,075
Total liabilities		1,018,495
Net Assets		$1,157,665,342
Net Assets consist of:
Paid in capital		$924,438,780
Total accumulated earnings (loss)		233,226,562
Net Assets		$1,157,665,342
Net Asset Value, offering price and redemption price per share ($1,157,665,342 ÷ 58,360,229 shares)		$19.84
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$15,377,053
Foreign Tax Reclaims		892,790
Interest		6,679
Income from Fidelity Central Funds (including $22,875 from security lending)		145,921
Income before foreign taxes withheld		$16,422,443
Less foreign taxes withheld		(1,565,773)
Total income		14,856,670
Expenses
Management fee	$775,652
Custodian fees and expenses	66,681
Independent trustees' fees and expenses	1,157
Registration fees	28,571
Audit fees	42,023
Legal	1,272
Interest	584
Miscellaneous	1,254
Total expenses		917,194
Net Investment income (loss)		13,939,476
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	30,948,124
Fidelity Central Funds	82
Foreign currency transactions	114,979
Futures contracts	535,164
Total net realized gain (loss)		31,598,349
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	68,037,023
Assets and liabilities in foreign currencies	140,124
Futures contracts	561,412
Total change in net unrealized appreciation (depreciation)		68,738,559
Net gain (loss)		100,336,908
Net increase (decrease) in net assets resulting from operations		$114,276,384
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,939,476	$21,254,631
Net realized gain (loss)	31,598,349	79,096,556
Change in net unrealized appreciation (depreciation)	68,738,559	128,203,940
Net increase (decrease) in net assets resulting from operations	114,276,384	228,555,127
Distributions to shareholders	(25,666,668)	(27,050,514)

Share transactions
Proceeds from sales of shares	126,032,286	104,547,348
Reinvestment of distributions	25,251,567	26,214,616
Cost of shares redeemed	(40,417,499)	(187,189,979)

Net increase (decrease) in net assets resulting from share transactions	110,866,354	(56,428,015)
Total increase (decrease) in net assets	199,476,070	145,076,598

Net Assets
Beginning of period	958,189,272	813,112,674
End of period	$1,157,665,342	$958,189,272

Other Information
Shares
Sold	6,595,850	6,584,558
Issued in reinvestment of distributions	1,409,128	1,863,157
Redeemed	(2,112,147)	(12,447,028)
Net increase (decrease)	5,892,831	(3,999,313)

Financial Highlights
Fidelity® SAI International Momentum Index Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.26	$14.40	$11.70	$10.28	$14.51	$11.33
Income from Investment Operations
Net investment income (loss) A,B	.25	.39	.37	.32	.30	.28
Net realized and unrealized gain (loss)	1.81	3.95	2.77	1.37	(4.17)	3.05
Total from investment operations	2.06	4.34	3.14	1.69	(3.87)	3.33
Distributions from net investment income	(.48)	(.48)	(.44)	(.27)	(.27) C	(.09)
Distributions from net realized gain	-	-	-	-	(.10) C	(.05)
Total distributions	(.48)	(.48)	(.44)	(.27)	(.36) D	(.15) D
Net asset value, end of period	$19.84	$18.26	$14.40	$11.70	$10.28	$14.51
Total Return E,F	11.53%	31.10%	27.42%	16.53%	(27.34)%	29.56%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.18% I	.18%	.18%	.18%	.18%	.19%
Expenses net of fee waivers, if any	.18 % I	.18%	.18%	.18%	.18%	.19%
Expenses net of all reductions, if any	.18% I	.18%	.18%	.18%	.18%	.19%
Net investment income (loss)	2.70% I	2.50%	2.67%	2.71%	2.47%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$1,157,665	$958,189	$813,113	$597,634	$570,561	$1,035,573
Portfolio turnover rate J	65 % I	68%	62%	63%	113%	73%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity SAI International Momentum Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$366,655,189
Gross unrealized depreciation	(15,636,091)
Net unrealized appreciation (depreciation)	$351,019,098
Tax cost	$798,748,700

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(153,232,187)
Long-term	-
Total capital loss carryforward	$(153,232,187)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Momentum Index Fund	433,367,537	333,896,850

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .15% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI International Momentum Index Fund	Borrower	5,034,000	4.18%	584

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity SAI International Momentum Index Fund	632
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI International Momentum Index Fund	2,415	-	-
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity SAI International Momentum Index Fund	68%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI International Momentum Index Fund	77%

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9900588.105
IMI-SANN-0626

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	June 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	June 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	June 22, 2026